UNITED STATES
SECURITIES AND EXCHANGE COMMISSION Washington , D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-09729

iShares Trust
(Exact name of registrant as specified in charter)
c/o BlackRock Fund Advisors
400 Howard Street, San Francisco, CA		94105
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company 1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(415) 670-2000

Date of fiscal year end:	March 31, 2024

Date of reporting period:	September 30, 2023

Item 1.      Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.
SEPTEMBER 30, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Biotechnology ETF | IBB | NASDAQ
iShares Expanded Tech Sector ETF | IGM | NYSE Arca
iShares Expanded Tech-Software Sector ETF | IGV | Cboe BZX
iShares North American Natural Resources ETF | IGE | Cboe BZX
iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca
iShares Semiconductor ETF | SOXX | NASDAQ

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
4
iShares
®
Biotechnology ETF
Investment Objective
The iShares Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the biotechnology sector, as represented by the ICE Biotechnology Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Effective November 3, 2023, the Fund’s underlying index changed its name from the ICE Biotechnology Index to the NYSE Biotechnology Index.
Performance
Index performance through June 20, 2021 reflects the performance of the NASDAQ Biotechnology Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Biotechnology Index.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.23)% 4.75% 0.29% 5.98% 4.75% 1.47% 78.66%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.20) 4.82 0.29 5.97 4.82 1.45 78.55
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (5.07) 5.10 0.65 6.31 5.10 3.28 84.36
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 947.70 $ 2.19 $ 1,000.00 $ 1,022.75 $ 2.28 0.45%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Biotechnology .................................... 81.5%
Life Sciences Tools & Services ......................... 15.8
Pharmaceuticals .................................. 2.1
Other (each representing less than 1%) ................... 0.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Amgen, Inc. ..................................... 8.9%
Vertex Pharmaceuticals, Inc. .......................... 8.5
Regeneron Pharmaceuticals, Inc. ....................... 8.5
Gilead Sciences, Inc. ............................... 8.3
Seagen , Inc. ..................................... 4.1
Biogen, Inc. ..................................... 3.9
IQVIA Holdings, Inc. ................................ 3.7
Moderna , Inc. .................................... 3.6
Mettler -Toledo International, Inc. ........................ 2.5
Alnylam Pharmaceuticals, Inc. ......................... 2.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
5
Fund Summary
iShares
®
Expanded Tech Sector ETF
Investment Objective
The iShares Expanded Tech Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector and select North American equities from communication services and consumer discretionary sectors, as represented by the S&P North American Expanded Technology Sector
Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.89% 39.18% 13.26% 17.67% 39.18% 86.37% 409.13%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.81 38.95 13.24 17.66 38.95 86.19 408.71
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 13.12 39.74 13.72 18.19 39.74 90.16 431.89
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,128.90 $ 2.18 $ 1,000.00 $ 1,022.95 $ 2.07 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 28.7%
Semiconductors & Semiconductor Equipment ............... 27.2
Interactive Media & Services .......................... 16.4
Technology Hardware, Storage & Peripherals ............... 10.0
IT Services ...................................... 7.1
Communications Equipment .......................... 3.8
Electronic Equipment, Instruments & Components ............ 3.6
Entertainment .................................... 3.2
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 8.6%
Microsoft Corp. ................................... 8.5
NVIDIA Corp. .................................... 8.4
Meta Platforms, Inc., Class A .......................... 7.2
Alphabet, Inc., Class A .............................. 4.6
Alphabet, Inc., Class C, NVS .......................... 4.0
Broadcom, Inc. ................................... 3.7
Adobe, Inc. ...................................... 2.5
Cisco Systems, Inc. ................................ 2.4
Salesforce, Inc. ................................... 2.1
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
6
iShares
®
Expanded Tech-Software Sector ETF
Investment Objective
The iShares Expanded Tech-Software Sector ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software industry and select North American equities from interactive home entertainment and interactive media and services industries, as represented by the S&P North American
Expanded Technology Software Index
TM
(the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 23, 2018 reflects the performance of the S&P North American Technology Sector Index
TM
. Index Performance beginning on December
24, 2018 reflects the performance of the S&P North American Expanded Technology Sector Index
TM
.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.07% 36.29% 10.89% 16.44% 36.29% 67.67% 358.35%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.01 36.44 10.90 16.45 36.44 67.77 358.51
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 12.28 36.79 11.22 16.87 36.79 70.21 375.30
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,120.70 $ 2.17 $ 1,000.00 $ 1,022.95 $ 2.07 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Software ....................................... 93.8%
Entertainment .................................... 5.8
Other (each representing less than 1%) ................... 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Microsoft Corp. ................................... 8.7%
Salesforce, Inc. ................................... 8.2
Adobe, Inc. ...................................... 8.2
Oracle Corp. ..................................... 7.7
Intuit, Inc. ....................................... 6.9
ServiceNow, Inc. .................................. 4.5
Palo Alto Networks, Inc. ............................. 3.5
Synopsys, Inc. .................................... 3.4
Activision Blizzard, Inc. .............................. 3.3
Cadence Design Systems, Inc. ......................... 3.1
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
7
Fund Summary
iShares
®
North American Natural Resources ETF
Investment Objective
The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.65% 23.42% 6.93% 2.98% 23.42% 39.82% 34.13%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.64 23.26 6.94 2.97 23.26 39.86 34.05
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.93 24.05 7.49 3.50 24.05 43.51 41.03
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,076.50 $ 2.13 $ 1,000.00 $ 1,022.95 $ 2.07 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Oil, Gas & Consumable Fuels ......................... 72.2%
Metals & Mining ................................... 10.3
Energy Equipment & Services ......................... 9.1
Containers & Packaging ............................. 5.5
Construction Materials .............................. 2.6
Other (each representing less than 1%) ................... 0.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Exxon Mobil Corp. ................................. 10.4%
Chevron Corp. .................................... 10.2
ConocoPhillips ................................... 4.4
Schlumberger NV ................................. 3.5
EOG Resources, Inc. ............................... 3.1
Canadian Natural Resources Ltd. ....................... 3.0
Enbridge, Inc. .................................... 3.0
Marathon Petroleum Corp. ........................... 2.6
Pioneer Natural Resources Co. ........................ 2.3
Phillips 66 ....................................... 2.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
8
iShares
®
North American Tech-Multimedia Networking ETF
Investment Objective
The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking Index
TM
(the “Index”). The Fund invests in
a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
On September 27, 2023, the Board approved a proposal to change the name of iShares North American Tech-Multimedia Networking ETF to iShares U.S. Digital Infrastructure
and Real Estate ETF as well as the Fund’s investment objective and underlying index. The Fund’s ticker will also change from IGN to IDGT. These changes are expected to become effective on December 15, 2023.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13.34)% (3.90)% 2.76% 7.98% (3.90)% 14.56% 115.50%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13.32) (3.83) 2.75 7.99 (3.83) 14.54 115.65
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (13.07) (3.44) 3.15 8.38 (3.44) 16.76 123.54
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 866.60 $ 1.91 $ 1,000.00 $ 1,022.95 $ 2.07 0.41%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Communications Equipment .......................... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
F5, Inc. ........................................ 8.9%
Juniper Networks, Inc. .............................. 8.7
Motorola Solutions, Inc. ............................. 8.6
Cisco Systems, Inc. ................................ 8.5
Arista Networks, Inc. ............................... 8.4
NetScout Systems, Inc. .............................. 4.8
Calix, Inc. ....................................... 4.7
Ciena Corp. ..................................... 4.7
Extreme Networks, Inc. .............................. 4.5
Harmonic, Inc. .................................... 4.4
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
9
Fund Summary
iShares
®
Semiconductor ETF
Investment Objective
The iShares Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S.-listed equities in the semiconductor sector, as represented by the ICE Semiconductor Index (the “ Index ” ). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Effective November 3, 2023, the Fund’s underlying index changed its name from the ICE Semiconductor Index to the NYSE Semiconductor Index.
Performance
Index performance through June 20, 2021 reflects the performance of the PHLX Semiconductor Sector Index. Index performance beginning on June 21, 2021 reflects the performance of the ICE Semiconductor Index.
Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.07% 50.45% 22.01% 23.16% 50.45% 170.43% 702.80%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.05 50.13 22.00 23.14 50.13 170.25 701.72
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 7.30 51.11 22.58 23.76 51.11 176.78 743.21
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,070.70 $ 1.81 $ 1,000.00 $ 1,023.25 $ 1.77 0.35%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
INDUSTRY ALLOCATION
Industry
Percent of
TotaI Investments
(a)
Semiconductors & Semiconductor Equipment ............... 100.0%
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Advanced Micro Devices, Inc. ......................... 8.3%
Broadcom, Inc. ................................... 7.7
NVIDIA Corp. .................................... 7.6
Intel Corp. ...................................... 6.8
Texas Instruments, Inc. .............................. 6.3
Micron Technology, Inc. .............................. 4.2
NXP Semiconductors NV ............................ 4.2
QUALCOMM, Inc. ................................. 4.2
Analog Devices, Inc. ................................ 4.1
Microchip Technology, Inc. ............................ 4.1
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report To Shareholders
10
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Biotechnology ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Biotechnology — 81.4%
2seventy bio, Inc.
(a)(b)
................ 325,706 $ 1,276,768
4D Molecular Therapeutics, Inc.
(a)(b)
....... 258,798 3,294,499
89bio, Inc.
(b)
...................... 515,092 7,953,020
Abcam plc, ADR
(a)(b)
................. 1,171,673 26,514,960
Absci Corp.
(a)(b)
.................... 492,847 650,558
ACADIA Pharmaceuticals, Inc.
(b)
......... 1,177,286 24,534,640
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 182,573 1,080,832
Acumen Pharmaceuticals, Inc.
(a)(b)
........ 316,705 1,314,326
Adaptimmune Therapeutics plc, ADR
(a)(b)
... 961,116 749,670
ADC Therapeutics SA
(a)(b)
............. 529,890 475,311
Adicet Bio, Inc.
(a)(b)
.................. 202,011 276,755
ADMA Biologics, Inc.
(a)(b)
.............. 1,567,145 5,610,379
Affimed NV
(a)(b)
..................... 896,174 428,282
Agios Pharmaceuticals, Inc.
(a)(b)
......... 386,558 9,567,310
Akero Therapeutics, Inc.
(a)(b)
............ 333,212 16,853,863
Alaunos Therapeutics, Inc.
(a)(b)
.......... 1,541,531 203,174
Alector, Inc.
(a)(b)
.................... 446,717 2,894,726
Alkermes plc
(a)(b)
.................... 1,189,750 33,324,898
Allakos, Inc.
(b)
..................... 477,102 1,083,022
Allogene Therapeutics, Inc.
(a)(b)
.......... 761,760 2,414,779
Allovir, Inc.
(a)(b)
..................... 417,876 898,433
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 901,997 159,743,669
Alpine Immune Sciences, Inc.
(a)(b)
........ 190,615 2,182,542
Altimmune, Inc.
(a)(b)
.................. 374,185 972,881
ALX Oncology Holdings, Inc.
(b)
.......... 138,738 665,942
Amgen, Inc. ...................... 2,303,041 618,965,299
Amicus Therapeutics, Inc.
(b)
............ 1,999,485 24,313,738
AnaptysBio, Inc.
(a)(b)
................. 171,588 3,081,720
Anavex Life Sciences Corp.
(a)(b)
......... 579,841 3,797,959
Annexon, Inc.
(b)
.................... 281,471 664,272
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 704,884 26,813,787
Arbutus Biopharma Corp.
(a)(b)
........... 900,174 1,827,353
Arcellx, Inc.
(a)(b)
.................... 243,774 8,746,611
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 176,479 4,509,038
Arcus Biosciences, Inc.
(a)(b)
............ 344,487 6,183,542
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 321,804 1,708,779
Argenx SE, ADR, NVS
(a)(b)
............. 301,793 148,370,493
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 733,694 19,714,358
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 342,102 1,293,146
Ascendis Pharma A/S, ADR
(a)(b)
......... 291,151 27,263,380
Atara Biotherapeutics, Inc.
(a)(b)
.......... 707,372 1,046,911
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 942,981 7,326,962
Autolus Therapeutics plc, ADR
(a)(b)
........ 758,915 1,768,272
Avidity Biosciences, Inc.
(a)(b)
............ 508,996 3,247,394
Beam Therapeutics, Inc.
(a)(b)
............ 480,838 11,564,154
BeiGene Ltd., ADR
(a)(b)
............... 495,879 89,193,756
Bicycle Therapeutics plc, ADR
(a)(b)
........ 182,412 3,664,657
BioAtla, Inc.
(a)(b)
.................... 251,032 426,754
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 1,349,332 9,553,271
Biogen, Inc.
(a)(b)
.................... 1,043,069 268,079,164
BioMarin Pharmaceutical, Inc.
(a)(b)
........ 1,337,932 118,380,223
Biomea Fusion, Inc.
(a)(b)
............... 211,770 2,913,955
BioNTech SE, ADR
(b)
................ 1,256,633 136,520,609
Bluebird Bio, Inc.
(a)(b)
................. 747,054 2,271,044
Blueprint Medicines Corp.
(a)(b)
........... 431,560 21,672,943
Bridgebio Pharma, Inc.
(a)(b)
............. 846,636 22,325,791
C4 Therapeutics, Inc.
(a)(b)
.............. 300,131 558,244
CareDx, Inc.
(a)(b)
.................... 373,709 2,615,963
Caribou Biosciences, Inc.
(a)(b)
........... 536,015 2,562,152
Centessa Pharmaceuticals plc, ADR
(a)(b)
.... 301,963 1,953,701
Century Therapeutics, Inc.
(a)(b)
.......... 167,429 334,858
Cogent Biosciences, Inc.
(a)(b)
........... 526,430 5,132,692
Coherus Biosciences, Inc.
(a)(b)
........... 762,392 2,851,346
Security
Shares
Shares Value
Biotechnology (continued)
Compass Pathways plc, ADR
(a)(b)
........ 280,101 $ 2,072,747
Crinetics Pharmaceuticals, Inc.
(b)
........ 377,015 11,212,426
CRISPR Therapeutics AG
(a)(b)
........... 552,406 25,073,708
Cullinan Oncology, Inc.
(b)
.............. 194,034 1,756,008
CureVac NV
(a)(b)
.................... 666,568 4,552,659
Cytokinetics, Inc.
(a)(b)
................. 649,379 19,130,705
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 430,718 5,284,910
DBV Technologies SA, ADR, NVS
(a)(b)
..... 915,341 1,244,864
Deciphera Pharmaceuticals, Inc.
(b)
....... 395,762 5,034,093
Denali Therapeutics, Inc.
(a)(b)
........... 792,059 16,340,177
Design Therapeutics, Inc.
(a)(b)
........... 226,604 534,785
Dyne Therapeutics, Inc.
(a)(b)
............ 231,879 2,077,636
Editas Medicine, Inc.
(a)(b)
.............. 591,716 4,615,385
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 280,370 85,513
Emergent BioSolutions, Inc.
(a)(b)
......... 357,947 1,217,020
Enanta Pharmaceuticals, Inc.
(b)
......... 139,977 1,563,543
EQRx, Inc.
(a)(b)
..................... 2,186,240 4,853,453
Erasca, Inc.
(a)(b)
.................... 664,041 1,308,161
Evelo Biosciences, Inc.
(a)(b)
............. 64,761 253,863
Exelixis, Inc.
(b)
..................... 2,230,008 48,725,675
Exscientia plc, ADR
(a)(b)
............... 592,446 2,677,856
Fate Therapeutics, Inc.
(b)
.............. 675,056 1,431,119
FibroGen, Inc.
(b)
.................... 694,240 599,060
Foghorn Therapeutics, Inc.
(b)
........... 125,545 627,725
G1 Therapeutics, Inc.
(a)(b)
.............. 295,915 426,118
Galapagos NV, ADR, NVS
(a)(b)
.......... 341,604 11,802,418
Generation Bio Co.
(a)(b)
............... 349,014 1,322,763
Genmab A/S, ADR, NVS
(a)(b)
............ 3,415,916 120,479,357
Geron Corp.
(a)(b)
.................... 3,182,172 6,746,205
Gilead Sciences, Inc. ................ 7,719,166 578,474,300
Gossamer Bio, Inc.
(a)(b)
............... 1,367,784 1,139,091
Gracell Biotechnologies, Inc., ADR
(b)
...... 394,137 1,135,115
Graphite Bio, Inc.
(a)(b)
................ 191,536 475,009
Gritstone bio, Inc.
(a)(b)
................ 603,829 1,038,586
Halozyme Therapeutics, Inc.
(b)
.......... 946,509 36,156,644
Humacyte, Inc.
(b)
................... 476,255 1,395,427
Ideaya Biosciences, Inc.
(b)
............. 370,705 10,001,621
IGM Biosciences, Inc.
(a)(b)
............. 143,863 1,201,256
I-Mab, ADR
(a)(b)
.................... 463,711 612,099
Immuneering Corp., Class A
(a)(b)
......... 155,312 1,192,796
ImmunityBio, Inc.
(a)(b)
................. 1,956,656 3,306,749
Immunocore Holdings plc, ADR
(a)(b)
....... 243,775 12,651,922
ImmunoGen, Inc.
(a)(b)
................. 1,769,100 28,075,617
Immunovant, Inc.
(b)
.................. 382,821 14,696,498
Incyte Corp.
(a)(b)
.................... 1,604,051 92,666,026
Inhibrx, Inc.
(a)(b)
.................... 243,540 4,468,959
Inovio Pharmaceuticals, Inc.
(a)(b)
......... 1,836,482 714,391
Insmed, Inc.
(a)(b)
.................... 1,015,143 25,632,361
Instil Bio, Inc.
(a)(b)
................... 550,157 235,467
Intellia Therapeutics, Inc.
(a)(b)
........... 628,329 19,867,763
Intercept Pharmaceuticals, Inc.
(b)
........ 261,021 4,839,329
Invivyd, Inc.
(a)(b)
.................... 300,589 511,001
Ionis Pharmaceuticals, Inc.
(a)(b)
.......... 1,014,993 46,040,082
Iovance Biotherapeutics, Inc.
(a)(b)
......... 1,481,221 6,739,556
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 1,101,797 10,610,305
iTeos Therapeutics, Inc.
(a)(b)
............ 210,176 2,301,427
Karuna Therapeutics, Inc.
(a)(b)
........... 233,557 39,492,153
Karyopharm Therapeutics, Inc.
(a)(b)
....... 739,641 991,119
Keros Therapeutics, Inc.
(a)(b)
............ 153,150 4,882,422
Kezar Life Sciences, Inc.
(a)(b)
........... 409,183 486,928
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 245,445 4,263,380
Kinnate Biopharma, Inc.
(a)(b)
............ 136,853 191,594
Kodiak Sciences, Inc.
(a)(b)
.............. 371,425 668,565
Krystal Biotech, Inc.
(a)(b)
............... 166,136 19,271,776
Kura Oncology, Inc.
(b)
................ 511,679 4,666,512

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Biotechnology ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Kymera Therapeutics, Inc.
(a)(b)
.......... 349,297 $ 4,855,228
Legend Biotech Corp., ADR
(a)(b)
......... 846,274 56,844,225
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 1,251,393 1,476,644
Lyell Immunopharma, Inc.
(a)(b)
........... 877,383 1,289,753
MacroGenics, Inc.
(a)(b)
................ 426,933 1,989,508
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 93,802 13,698,844
MannKind Corp.
(a)(b)
................. 1,874,181 7,740,368
MeiraGTx Holdings plc
(b)
.............. 396,376 1,946,206
Mersana Therapeutics, Inc.
(b)
........... 628,976 798,800
Merus NV
(a)(b)
...................... 332,805 7,847,542
Mirati Therapeutics, Inc.
(a)(b)
............ 459,847 20,030,935
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 196,161 6,198,688
Moderna, Inc.
(a)(b)
................... 2,398,194 247,709,458
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 222,486 1,065,708
Morphic Holding, Inc.
(a)(b)
.............. 266,052 6,095,251
Myriad Genetics, Inc.
(a)(b)
.............. 568,234 9,114,473
Natera, Inc.
(a)(b)
.................... 758,934 33,582,830
Neurocrine Biosciences, Inc.
(b)
.......... 696,056 78,306,300
Nkarta, Inc.
(a)(b)
.................... 284,608 395,605
Novavax, Inc.
(a)(b)
................... 633,939 4,589,718
Nurix Therapeutics, Inc.
(a)(b)
............ 314,750 2,473,935
Nuvalent, Inc., Class A
(a)(b)
............. 322,584 14,829,186
Omega Therapeutics, Inc.
(a)(b)
........... 152,659 328,217
PepGen, Inc.
(a)(b)
................... 130,793 664,428
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 242,087 1,486,414
Poseida Therapeutics, Inc.
(a)(b)
.......... 393,178 935,764
Precigen, Inc.
(a)(b)
................... 901,584 1,280,249
Prelude Therapeutics, Inc.
(a)(b)
.......... 173,451 535,964
Protagonist Therapeutics, Inc.
(a)(b)
........ 392,090 6,540,061
Prothena Corp. plc
(a)(b)
................ 366,861 17,701,043
PTC Therapeutics, Inc.
(a)(b)
............. 526,506 11,798,999
RAPT Therapeutics, Inc.
(a)(b)
............ 207,685 3,451,725
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
947,954 7,251,848
Regeneron Pharmaceuticals, Inc.
(b)
....... 714,300 587,840,328
REGENXBIO, Inc.
(a)(b)
................ 289,251 4,761,071
Relay Therapeutics, Inc.
(a)(b)
............ 615,338 5,174,993
Repare Therapeutics, Inc.
(a)(b)
........... 228,189 2,756,523
Replimune Group, Inc.
(a)(b)
............. 317,077 5,425,187
REVOLUTION Medicines, Inc.
(a)(b)
........ 676,307 18,720,178
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 361,300 8,282,803
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 537,716 11,017,801
Roivant Sciences Ltd.
(a)(b)
............. 3,125,671 36,507,837
Sage Therapeutics, Inc.
(a)(b)
............ 372,763 7,671,463
Sana Biotechnology, Inc.
(a)(b)
........... 629,079 2,434,536
Sangamo Therapeutics, Inc.
(a)(b)
......... 1,086,030 651,401
Sarepta Therapeutics, Inc.
(a)(b)
.......... 637,418 77,267,810
Scholar Rock Holding Corp.
(a)(b)
......... 309,093 2,194,560
Seagen, Inc.
(b)
..................... 1,344,695 285,277,044
Selecta Biosciences, Inc.
(b)
............ 795,242 842,957
Seres Therapeutics, Inc.
(a)(b)
............ 692,106 1,647,212
SpringWorks Therapeutics, Inc.
(a)(b)
....... 360,337 8,330,991
Stoke Therapeutics, Inc.
(a)(b)
............ 210,352 828,787
Summit Therapeutics, Inc.
(a)(b)
........... 822,689 1,538,428
Sutro Biopharma, Inc.
(b)
............... 411,558 1,428,106
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 419,181 6,086,508
Tango Therapeutics, Inc.
(a)(b)
............ 337,240 3,797,322
Travere Therapeutics, Inc.
(b)
............ 521,619 4,663,274
Twist Bioscience Corp.
(a)(b)
............. 402,181 8,148,187
Ultragenyx Pharmaceutical, Inc.
(b)
........ 482,872 17,214,387
uniQure NV
(a)(b)
.................... 318,445 2,136,766
United Therapeutics Corp.
(b)
............ 331,552 74,887,650
UroGen Pharma Ltd.
(a)(b)
.............. 181,735 2,546,107
Vanda Pharmaceuticals, Inc.
(a)(b)
......... 398,870 1,723,118
Vaxcyte, Inc.
(a)(b)
.................... 633,673 32,304,650
Veracyte, Inc.
(a)(b)
................... 522,227 11,661,329
Security
Shares
Shares Value
Biotechnology (continued)
Vertex Pharmaceuticals, Inc.
(b)
.......... 1,694,785 $ 589,344,536
Verve Therapeutics, Inc.
(a)(b)
............ 308,716 4,093,574
Vir Biotechnology, Inc.
(b)
.............. 621,254 5,821,150
Voyager Therapeutics, Inc.
(a)(b)
.......... 249,862 1,936,431
Xencor, Inc.
(a)(b)
.................... 427,866 8,621,500
Xenon Pharmaceuticals, Inc.
(a)(b)
......... 447,967 15,302,553
Zai Lab Ltd., ADR
(b)
................. 506,238 12,306,646
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 464,943 9,326,757
Zymeworks, Inc.
(a)(b)
................. 454,047 2,878,658
5,662,582,364
Chemicals — 0.2%
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 9,158,659 16,577,173
Health Care Equipment & Supplies — 0.2%
Novocure Ltd.
(b)
.................... 700,765 11,317,355
Health Care Providers & Services — 0.2%
(a)(b)
Castle Biosciences, Inc. .............. 184,653 3,118,789
Fulgent Genetics, Inc. ................ 135,885 3,633,565
Invitae Corp. ...................... 1,873,486 1,133,834
OPKO Health, Inc. .................. 3,030,717 4,849,147
12,735,335
Life Sciences Tools & Services — 15.7%
10X Genomics, Inc., Class A
(a)(b)
......... 672,896 27,756,960
AbCellera Biologics, Inc.
(a)(b)
............ 1,431,847 6,586,496
Adaptive Biotechnologies Corp.
(a)(b)
....... 1,028,737 5,606,617
Akoya Biosciences, Inc.
(a)(b)
............ 162,761 756,839
Bio-Techne Corp. ................... 1,125,720 76,627,760
Bruker Corp. ...................... 714,141 44,490,984
Charles River Laboratories International, Inc.
(a)
(b)
........................... 364,451 71,425,107
Codexis, Inc.
(b)
..................... 483,998 914,756
Cytek Biosciences, Inc.
(a)(b)
............ 832,935 4,597,801
Illumina, Inc.
(a)(b)
.................... 1,142,199 156,801,079
IQVIA Holdings, Inc.
(a)(b)
............... 1,314,405 258,609,184
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 783,668 7,836,680
MaxCyte, Inc.
(a)(b)
................... 654,760 2,042,851
Medpace Holdings, Inc.
(b)
............. 170,164 41,201,809
Mettler-Toledo International, Inc.
(a)(b)
...... 156,065 172,930,945
NanoString Technologies, Inc.
(a)(b)
........ 321,690 553,307
Nautilus Biotechnology, Inc.
(a)(b)
......... 496,961 1,570,397
Olink Holding AB, ADR
(a)(b)
............. 611,258 9,016,056
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(b)(c)
................. 46,839 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(b)(c)
................. 46,839 —
Pacific Biosciences of California, Inc.
(a)(b)
... 1,761,242 14,706,371
Quanterix Corp.
(b)
................... 247,167 6,708,112
Repligen Corp.
(a)(b)
.................. 375,719 59,743,078
Seer, Inc., Class A
(b)
................. 302,114 667,672
Stevanato Group SpA ................ 247,220 7,347,378
Waters Corp.
(a)(b)
................... 427,000 117,087,670
1,095,585,909
Pharmaceuticals — 2.0%
(b)
Aclaris Therapeutics, Inc.
(a)
............ 416,660 2,854,121
Amylyx Pharmaceuticals, Inc.
(a)
......... 347,101 6,355,419
Arvinas, Inc.
(a)
..................... 333,116 6,542,398
ATAI Life Sciences NV
(a)
.............. 839,192 1,082,558
Atea Pharmaceuticals, Inc. ............ 526,777 1,580,331
Axsome Therapeutics, Inc.
(a)
........... 278,146 19,439,624
Cara Therapeutics, Inc. ............... 328,789 552,366
Cymabay Therapeutics, Inc.
(a)
.......... 744,251 11,096,782
Edgewise Therapeutics, Inc.
(a)
.......... 278,880 1,597,982

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Biotechnology ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Pharmaceuticals (continued)
Fulcrum Therapeutics, Inc.
(a)
........... 417,078 $ 1,851,826
Intra-Cellular Therapies, Inc.
(a)
.......... 677,899 35,311,759
Ligand Pharmaceuticals, Inc. ........... 118,377 7,093,150
Marinus Pharmaceuticals, Inc.
(a)
......... 340,775 2,743,239
Nektar Therapeutics ................. 1,358,953 809,392
NGM Biopharmaceuticals, Inc. .......... 342,609 366,592
Nuvation Bio, Inc., Class A
(a)
........... 1,066,121 1,428,602
Phathom Pharmaceuticals, Inc.
(a)
........ 180,593 1,872,749
Pliant Therapeutics, Inc.
(a)
............. 385,917 6,691,801
Revance Therapeutics, Inc.
(a)
........... 597,017 6,847,785
Tarsus Pharmaceuticals, Inc.
(a)
.......... 168,461 2,993,552
Terns Pharmaceuticals, Inc. ............ 267,890 1,347,487
Theravance Biopharma, Inc.
(a)
.......... 326,439 2,817,169
Ventyx Biosciences, Inc.
(a)
............. 322,979 11,217,061
Verona Pharma plc, ADR
(a)
............ 306,445 4,995,053
WaVe Life Sciences Ltd.
(a)
............. 590,588 3,395,881
142,884,679
Total Common Stocks — 99.7%
(Cost: $10,325,080,868) ........................... 6,941,682,815
Preferred Stocks
Biotechnology — 0.2%
Grifols SA
(a)(b)
..................... 1,345,884 12,301,380
Total Preferred Stocks — 0.2%
(Cost: $24,200,503) .............................. 12,301,380
Rights
Biotechnology — 0.0%
(a)(b)
Achillion Pharmaceuticals, Inc., CVR
(c)
..... 4,112 1,892
Akouos, Inc., CVR .................. 157,087 124,099
125,991
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(b)(c)
........ 320,962 $ 138,013
Total Rights — 0.0%
(Cost: $251,165) ................................ 264,004
Total Long-Term Investments — 99.9%
(Cost: $10,349,532,536) ........................... 6,954,248,199
Short-Term Securities
Money Market Funds — 11.2%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 754,167,633 754,469,301
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 21,973,423 21,973,423
Total Short-Term Securities — 11.2%
(Cost: $775,928,257) ............................. 776,442,724
Total Investments — 111.1%
(Cost: $11,125,460,793 ) ........................... 7,730,690,923
Liabilities in Excess of Other Assets — (11.1)% ........... (770,778,142)
Net Assets — 100.0% ..............................
$ 6,959,912,781
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 852,348,490 $ — $ (97,946,907)
(a)
$ 7,305 $ 60,413 $ 754,469,301 754,167,633 $ 2,488,191
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,598,879 13,374,544
(a)
— — — 21,973,423 21,973,423 240,235 —
$ 7,305 $ 60,413 $ 776,442,724 $ 2,728,426 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Biotechnology ETF
14
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Health Care Select Sector Index ........................................... 28 12/15/23 $ 3,674 $ (95,265)
Russell 2000 E-Mini Index .................................................... 13 12/15/23 1,169 (43,422)
$ (138,687)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 138,687 $ — $ — $ — $ 138,687
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (40,892) $ — $ — $ — $ (40,892)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (294,455) $ — $ — $ — $ (294,455)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 11,558,865

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Biotechnology ETF
Schedules of Investments
15
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,941,682,815 $ — $ — $ 6,941,682,815
Preferred Stocks ......................................... 12,301,380 — — 12,301,380
Rights ................................................ — 124,099 139,905 264,004
Short-Term Securities
Money Market Funds ...................................... 776,442,724 — — 776,442,724
$ 7,730,426,919 $ 124,099 $ 139,905 $ 7,730,690,923
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (138,687) $ — $ — $ (138,687)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Expanded Tech Sector ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 3.8%
ADTRAN Holdings, Inc. .............. 23,917 $ 196,837
Arista Networks, Inc.
(a)
............... 83,995 15,449,200
Aviat Networks, Inc.
(a)
................ 3,656 114,067
Calix, Inc.
(a)
....................... 19,259 882,833
Cambium Networks Corp.
(a)(b)
........... 4,739 34,737
Ciena Corp.
(a)
..................... 50,571 2,389,985
Cisco Systems, Inc. ................. 1,366,975 73,488,576
Clearfield, Inc.
(a)
.................... 4,231 121,260
CommScope Holding Co., Inc.
(a)
......... 70,105 235,553
Digi International, Inc.
(a)
............... 11,985 323,595
Extreme Networks, Inc.
(a)
.............. 44,164 1,069,210
F5, Inc.
(a)
........................ 19,894 3,205,719
Harmonic, Inc.
(a)
.................... 37,212 358,352
Infinera Corp.
(a)(b)
................... 65,594 274,183
Juniper Networks, Inc. ............... 108,457 3,014,020
Lumentum Holdings, Inc.
(a)
............ 22,956 1,037,152
Motorola Solutions, Inc. .............. 56,027 15,252,791
NETGEAR, Inc.
(a)
................... 9,712 122,274
NetScout Systems, Inc.
(a)
............. 24,202 678,140
Ribbon Communications, Inc.
(a)(b)
........ 32,657 87,521
Viasat, Inc.
(a)
...................... 25,519 471,081
Viavi Solutions, Inc.
(a)
................ 74,335 679,422
119,486,508
Electronic Equipment, Instruments & Components — 3.6%
Advanced Energy Industries, Inc.
(b)
....... 12,542 1,293,331
Amphenol Corp., Class A ............. 200,249 16,818,914
Arrow Electronics, Inc.
(a)
.............. 18,672 2,338,481
Avnet, Inc. ....................... 30,544 1,471,915
Badger Meter, Inc. .................. 9,997 1,438,268
Belden, Inc. ...................... 14,220 1,372,941
Benchmark Electronics, Inc. ........... 11,904 288,791
CDW Corp. ....................... 44,966 9,072,340
Celestica, Inc.
(a)(b)
................... 37,745 925,507
Cognex Corp. ..................... 58,255 2,472,342
Coherent Corp.
(a)
................... 43,653 1,424,834
Corning, Inc. ...................... 257,831 7,856,111
CTS Corp. ....................... 10,538 439,856
ePlus, Inc.
(a)
...................... 8,993 571,235
Fabrinet
(a)
........................ 12,131 2,021,267
Insight Enterprises, Inc.
(a)(b)
............ 10,143 1,475,807
IPG Photonics Corp.
(a)
............... 10,010 1,016,415
Itron, Inc.
(a)
....................... 15,179 919,544
Jabil, Inc. ........................ 43,904 5,570,979
Keysight Technologies, Inc.
(a)
........... 60,043 7,944,289
Knowles Corp.
(a)
................... 30,537 452,253
Littelfuse, Inc. ..................... 8,423 2,083,176
Methode Electronics, Inc. ............. 12,024 274,748
Mirion Technologies, Inc., Class A
(a)(b)
..... 60,680 453,280
National Instruments Corp. ............ 44,501 2,653,150
Novanta, Inc.
(a)
.................... 12,166 1,745,091
OSI Systems, Inc.
(a)
................. 5,198 613,572
PC Connection, Inc. ................. 3,777 201,616
Plexus Corp.
(a)
..................... 9,237 858,856
Rogers Corp.
(a)
.................... 5,620 738,861
Sanmina Corp.
(a)
................... 19,499 1,058,406
TD SYNNEX Corp. .................. 16,039 1,601,655
TE Connectivity Ltd. ................. 105,311 13,009,068
Teledyne Technologies, Inc.
(a)
........... 15,801 6,455,973
Trimble, Inc.
(a)
..................... 83,398 4,491,816
TTM Technologies, Inc.
(a)
.............. 34,282 441,552
Vishay Intertechnology, Inc. ............ 42,632 1,053,863
Vontier Corp. ...................... 51,907 1,604,965
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)
...... 17,301 $ 4,092,206
110,617,274
Entertainment — 3.2%
Activision Blizzard, Inc. ............... 239,982 22,469,515
Electronic Arts, Inc. ................. 82,698 9,956,839
Netflix, Inc.
(a)(b)
..................... 148,653 56,131,373
Playtika Holding Corp.
(a)
.............. 23,359 224,947
ROBLOX Corp., Class A
(a)(b)
............ 161,580 4,679,357
Take-Two Interactive Software, Inc.
(a)
...... 52,982 7,438,143
100,900,174
Interactive Media & Services — 16.4%
Alphabet, Inc., Class A
(a)
.............. 1,105,190 144,625,163
Alphabet, Inc., Class C, NVS
(a)
.......... 940,123 123,955,218
Bumble, Inc., Class A
(a)
............... 33,100 493,852
Cargurus, Inc., Class A
(a)
.............. 29,857 523,095
IAC, Inc.
(a)
........................ 23,364 1,177,312
Match Group, Inc.
(a)
................. 93,811 3,675,046
Meta Platforms, Inc., Class A
(a)
.......... 745,564 223,825,768
Pinterest, Inc., Class A
(a)
.............. 195,191 5,276,013
Shutterstock, Inc. ................... 8,069 307,026
Snap, Inc., Class A, NVS
(a)(b)
........... 339,744 3,027,119
TripAdvisor, Inc.
(a)(b)
................. 35,435 587,512
Yelp, Inc.
(a)
....................... 23,004 956,736
Ziff Davis, Inc.
(a)(b)
................... 15,800 1,006,302
ZipRecruiter, Inc., Class A
(a)
............ 24,651 295,566
ZoomInfo Technologies, Inc.
(a)
.......... 102,351 1,678,556
511,410,284
IT Services — 7.1%
Accenture plc, Class A ............... 211,600 64,984,476
Akamai Technologies, Inc.
(a)
............ 51,213 5,456,233
CGI, Inc.
(a)(b)
...................... 70,327 6,926,506
Cloudflare, Inc., Class A
(a)(b)
............ 98,146 6,187,124
Cognizant Technology Solutions Corp., Class A 169,416 11,476,240
DigitalOcean Holdings, Inc.
(a)(b)
.......... 18,696 449,265
DXC Technology Co.
(a)
............... 68,825 1,433,625
EPAM Systems, Inc.
(a)
................ 19,496 4,984,932
Fastly, Inc., Class A
(a)(b)
............... 38,619 740,326
Gartner, Inc.
(a)
..................... 26,442 9,085,736
GoDaddy, Inc., Class A
(a)
.............. 49,248 3,667,991
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 17,523 213,430
International Business Machines Corp. .... 305,441 42,853,372
Kyndryl Holdings, Inc.
(a)
............... 76,782 1,159,408
MongoDB, Inc., Class A
(a)
............. 23,596 8,160,912
Okta, Inc., Class A
(a)
................. 52,236 4,257,756
Perficient, Inc.
(a)
.................... 11,644 673,722
Shopify, Inc., Class A
(a)(b)
.............. 401,096 21,887,809
Snowflake, Inc., Class A
(a)
............. 109,323 16,701,275
Squarespace, Inc., Class A
(a)
........... 15,008 434,782
Thoughtworks Holding, Inc.
(a)(b)
.......... 30,909 126,109
Twilio, Inc., Class A
(a)
................ 60,756 3,556,049
VeriSign, Inc.
(a)
.................... 30,099 6,095,950
221,513,028
Semiconductors & Semiconductor Equipment — 27.2%
Advanced Micro Devices, Inc.
(a)
......... 541,681 55,695,640
Allegro MicroSystems, Inc.
(a)
........... 23,877 762,631
Ambarella, Inc.
(a)
................... 12,568 666,481
Amkor Technology, Inc. ............... 33,657 760,648
Analog Devices, Inc. ................. 168,200 29,450,138
Applied Materials, Inc. ............... 281,693 39,000,396
Axcelis Technologies, Inc.
(a)
............ 11,104 1,810,507
Broadcom, Inc. .................... 138,435 114,981,342
Cirrus Logic, Inc.
(a)
.................. 18,466 1,365,745

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Cohu, Inc.
(a)
...................... 15,886 $ 547,114
Credo Technology Group Holding Ltd.
(a)
.... 38,507 587,232
Diodes, Inc.
(a)
..................... 15,277 1,204,439
Enphase Energy, Inc.
(a)
............... 46,002 5,527,140
Entegris, Inc. ...................... 50,321 4,725,645
First Solar, Inc.
(a)
................... 35,836 5,790,739
FormFactor, Inc.
(a)
.................. 25,780 900,753
Ichor Holdings Ltd.
(a)
................. 9,707 300,529
Impinj, Inc.
(a)
...................... 7,305 401,994
Intel Corp. ....................... 1,404,862 49,942,844
KLA Corp. ........................ 45,863 21,035,524
Kulicke & Soffa Industries, Inc. .......... 18,908 919,496
Lam Research Corp. ................ 44,714 28,025,394
Lattice Semiconductor Corp.
(a)
.......... 46,362 3,983,887
MACOM Technology Solutions Holdings, Inc.
(a)
18,098 1,476,435
Marvell Technology, Inc. .............. 288,996 15,643,353
MaxLinear, Inc.
(a)
................... 24,588 547,083
Microchip Technology, Inc. ............. 182,596 14,251,618
Micron Technology, Inc. ............... 367,418 24,995,447
MKS Instruments, Inc. ............... 21,083 1,824,523
Monolithic Power Systems, Inc. ......... 16,027 7,404,474
NVIDIA Corp. ..................... 600,187 261,075,343
NXP Semiconductors NV ............. 86,480 17,289,082
ON Semiconductor Corp.
(a)(b)
........... 144,756 13,455,070
Onto Innovation, Inc.
(a)
............... 16,596 2,116,322
PDF Solutions, Inc.
(a)
................ 9,994 323,806
Power Integrations, Inc. .............. 19,558 1,492,471
Qorvo, Inc.
(a)
...................... 32,844 3,135,617
QUALCOMM, Inc. .................. 374,361 41,576,533
Rambus, Inc.
(a)
.................... 36,907 2,059,042
Semtech Corp.
(a)
................... 21,373 550,355
Silicon Laboratories, Inc.
(a)
............. 10,690 1,238,864
SiTime Corp.
(a)(b)
................... 5,500 628,375
Skyworks Solutions, Inc. .............. 53,479 5,272,495
SolarEdge Technologies, Inc.
(a)(b)
........ 18,946 2,453,696
Synaptics, Inc.
(a)
................... 13,208 1,181,323
Teradyne, Inc. ..................... 51,664 5,190,165
Texas Instruments, Inc. ............... 304,577 48,430,789
Ultra Clean Holdings, Inc.
(a)
............ 14,935 443,121
Universal Display Corp. .............. 14,757 2,316,701
Wolfspeed, Inc.
(a)
................... 42,201 1,607,858
846,366,219
Software — 28.6%
A10 Networks, Inc. .................. 21,504 323,205
ACI Worldwide, Inc.
(a)
................ 36,198 816,627
Adeia, Inc. ....................... 35,534 379,503
Adobe, Inc.
(a)
...................... 152,898 77,962,690
Agilysys, Inc.
(a)
.................... 6,654 440,229
Alarm.com Holdings, Inc.
(a)
............ 16,655 1,018,287
Altair Engineering, Inc., Class A
(a)(b)
....... 17,849 1,116,633
Alteryx, Inc., Class A
(a)(b)
.............. 20,908 788,023
ANSYS, Inc.
(a)
..................... 29,195 8,686,972
Appfolio, Inc., Class A
(a)
.............. 6,598 1,204,993
Appian Corp., Class A
(a)(b)
............. 13,925 635,119
AppLovin Corp., Class A
(a)(b)
............ 45,489 1,817,740
Asana, Inc., Class A
(a)(b)
............... 26,305 481,645
Aspen Technology, Inc.
(a)
.............. 9,515 1,943,534
Atlassian Corp., Class A
(a)
............. 50,949 10,266,733
Autodesk, Inc.
(a)
.................... 71,694 14,834,206
Bentley Systems, Inc., Class B
(b)
......... 76,994 3,862,019
BILL Holdings, Inc.
(a)(b)
................ 32,285 3,505,182
Blackbaud, Inc.
(a)
................... 14,452 1,016,265
BlackBerry Ltd.
(a)
................... 175,405 826,158
BlackLine, Inc.
(a)(b)
.................. 16,979 941,825
Security
Shares
Shares Value
Software (continued)
Box, Inc., Class A
(a)
................. 48,219 $ 1,167,382
Braze, Inc., Class A
(a)
................ 15,848 740,577
C3.ai, Inc., Class A
(a)(b)
............... 30,839 787,011
Cadence Design Systems, Inc.
(a)
........ 91,172 21,361,600
Cerence, Inc.
(a)(b)
................... 13,468 274,343
Clear Secure, Inc., Class A ............ 27,450 522,648
CommVault Systems, Inc.
(a)
............ 14,695 993,529
Confluent, Inc., Class A
(a)(b)
............ 71,087 2,104,886
Consensus Cloud Solutions, Inc.
(a)
....... 5,846 147,202
Crowdstrike Holdings, Inc., Class A
(a)
...... 75,185 12,584,465
Datadog, Inc., Class A
(a)(b)
............. 100,322 9,138,331
Descartes Systems Group, Inc. (The)
(a)(b)
... 28,801 2,113,417
Digital Turbine, Inc.
(a)(b)
............... 30,165 182,498
DocuSign, Inc.
(a)
................... 68,206 2,864,652
Dolby Laboratories, Inc., Class A ........ 20,240 1,604,222
DoubleVerify Holdings, Inc.
(a)
........... 42,116 1,177,142
Dropbox, Inc., Class A
(a)(b)
............. 86,504 2,355,504
Dynatrace, Inc.
(a)
................... 79,691 3,723,960
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 57,602 261,513
Elastic NV
(a)
...................... 26,603 2,161,228
Envestnet, Inc.
(a)
................... 12,856 566,050
Everbridge, Inc.
(a)
................... 13,551 303,813
Fair Isaac Corp.
(a)
................... 8,338 7,241,803
Five9, Inc.
(a)
...................... 24,206 1,556,446
Fortinet, Inc.
(a)
..................... 218,656 12,830,734
Freshworks, Inc., Class A
(a)
............ 53,355 1,062,832
Gen Digital, Inc. .................... 188,759 3,337,259
Gitlab, Inc., Class A
(a)
................ 26,794 1,211,625
Guidewire Software, Inc.
(a)(b)
............ 27,321 2,458,890
HashiCorp, Inc., Class A
(a)
............. 33,686 769,051
HubSpot, Inc.
(a)
.................... 16,724 8,236,570
Intapp, Inc.
(a)
...................... 8,569 287,233
InterDigital, Inc. .................... 8,935 716,944
Intuit, Inc. ........................ 93,946 48,000,769
Jamf Holding Corp.
(a)
................ 17,289 305,324
Lightspeed Commerce, Inc.
(a)(b)
.......... 45,464 637,860
LiveRamp Holdings, Inc.
(a)
............. 21,626 623,694
Manhattan Associates, Inc.
(a)
........... 20,687 4,088,992
Marathon Digital Holdings, Inc.
(a)(b)
....... 55,940 475,490
Matterport, Inc., Class A
(a)
............. 76,129 165,200
MeridianLink, Inc.
(a)
................. 6,739 114,967
Microsoft Corp. .................... 841,238 265,620,899
MicroStrategy, Inc., Class A
(a)(b)
.......... 4,067 1,335,115
Model N, Inc.
(a)
.................... 11,462 279,787
N-able, Inc.
(a)(b)
.................... 22,508 290,353
nCino, Inc.
(a)(b)
..................... 20,334 646,621
NCR Corp.
(a)
...................... 44,902 1,211,007
New Relic, Inc.
(a)
................... 18,159 1,554,774
Nutanix, Inc., Class A
(a)
............... 79,085 2,758,485
Open Text Corp.
(b)
.................. 91,249 3,202,840
Oracle Corp. ...................... 528,088 55,935,081
PagerDuty, Inc.
(a)
................... 30,930 695,616
Palantir Technologies, Inc., Class A
(a)
..... 638,676 10,218,816
Palo Alto Networks, Inc.
(a)(b)
............ 102,599 24,053,310
Pegasystems, Inc. .................. 13,862 601,749
PowerSchool Holdings, Inc., Class A
(a)
..... 19,200 435,072
Procore Technologies, Inc.
(a)(b)
.......... 29,613 1,934,321
Progress Software Corp. .............. 14,471 760,885
PROS Holdings, Inc.
(a)(b)
.............. 13,847 479,383
PTC, Inc.
(a)
....................... 39,862 5,647,648
Q2 Holdings, Inc.
(a)
.................. 19,449 627,619
Qualys, Inc.
(a)
..................... 12,315 1,878,653
Rapid7, Inc.
(a)
..................... 20,166 923,199
RingCentral, Inc., Class A
(a)
............ 28,433 842,470
Riot Platforms, Inc.
(a)(b)
............... 58,505 545,852

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech Sector ETF
18
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Software (continued)
Roper Technologies, Inc. .............. 35,855 $ 17,363,859
Salesforce, Inc.
(a)
................... 326,728 66,253,904
Samsara, Inc., Class A
(a)(b)
............. 51,356 1,294,685
SentinelOne, Inc., Class A
(a)(b)
.......... 78,532 1,324,050
ServiceNow, Inc.
(a)
.................. 68,432 38,250,751
Smartsheet, Inc., Class A
(a)
............ 45,176 1,827,821
SolarWinds Corp.
(a)
................. 15,865 149,766
Splunk, Inc.
(a)
..................... 51,199 7,487,854
Sprinklr, Inc., Class A
(a)
............... 34,932 483,459
Sprout Social, Inc., Class A
(a)(b)
.......... 16,056 800,873
SPS Commerce, Inc.
(a)
............... 12,383 2,112,664
Synopsys, Inc.
(a)
................... 51,042 23,426,747
Tenable Holdings, Inc.
(a)
.............. 39,142 1,753,562
Teradata Corp.
(a)
................... 33,511 1,508,665
Tyler Technologies, Inc.
(a)
............. 14,094 5,442,257
UiPath, Inc., Class A
(a)(b)
.............. 134,889 2,307,951
Unity Software, Inc.
(a)(b)
............... 81,037 2,543,751
Varonis Systems, Inc.
(a)
............... 36,662 1,119,658
Verint Systems, Inc.
(a)(b)
............... 21,481 493,848
VMware, Inc., Class A
(a)
.............. 73,625 12,257,090
Workday, Inc., Class A
(a)
.............. 69,027 14,830,451
Workiva, Inc., Class A
(a)(b)
............. 15,862 1,607,455
Zeta Global Holdings Corp., Class A
(a)
..... 50,185 419,045
Zoom Video Communications, Inc., Class A
(a)(b)
84,156 5,885,871
Zscaler, Inc.
(a)
..................... 29,363 4,568,589
Zuora, Inc., Class A
(a)
................ 41,939 345,577
892,465,002
Technology Hardware, Storage & Peripherals — 10.0%
Apple, Inc. ....................... 1,563,036 267,607,394
Avid Technology, Inc.
(a)
............... 11,153 299,681
Corsair Gaming, Inc.
(a)(b)
.............. 13,640 198,189
Dell Technologies, Inc., Class C ......... 85,007 5,856,982
Hewlett Packard Enterprise Co. ......... 434,975 7,555,516
HP, Inc. ......................... 290,989 7,478,417
IonQ, Inc.
(a)(b)
...................... 57,087 849,455
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ...................... 70,718 $ 5,366,082
Pure Storage, Inc., Class A
(a)
........... 97,362 3,468,034
Seagate Technology Holdings plc ........ 64,824 4,275,143
Super Micro Computer, Inc.
(a)
........... 15,401 4,223,262
Western Digital Corp.
(a)
............... 107,705 4,914,579
Xerox Holdings Corp. ................ 37,762 592,486
312,685,220
Total Long-Term Investments — 99.9%
(Cost: $2,625,129,771) ........................... 3,115,443,709
Short-Term Securities
Money Market Funds — 5.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 153,471,741 153,533,129
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 5,536,076 5,536,076
Total Short-Term Securities — 5.1%
(Cost: $159,041,208) ............................. 159,069,205
Total Investments — 105.0%
(Cost: $2,784,170,979 ) ........................... 3,274,512,914
Liabilities in Excess of Other Assets — (5.0)% ............ (157,238,443)
Net Assets — 100.0% ..............................
$ 3,117,274,471
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 85,381,932 $ 68,148,577
(a)
$ — $ 1,212 $ 1,408 $ 153,533,129 153,471,741 $ 148,921
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,581,001 3,955,075
(a)
— — — 5,536,076 5,536,076 94,447 —
$ 1,212 $ 1,408 $ 159,069,205 $ 243,368 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech Sector ETF
Schedules of Investments
19
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 8 12/15/23 $ 1,335 $ (51,598)
S&P E-Mini Communication Services Index ........................................ 6 12/15/23 520 (16,034)
$ (67,632)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 67,632 $ — $ — $ — $ 67,632
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 132,472 $ — $ — $ — $ 132,472
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (125,751) $ — $ — $ — $ (125,751)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 3,383,813

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech Sector ETF
20
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 3,115,443,709 $ — $ — $ 3,115,443,709
Short-Term Securities
Money Market Funds ...................................... 159,069,205 — — 159,069,205
$ 3,274,512,914 $ — $ — $ 3,274,512,914
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (67,632) $ — $ — $ (67,632)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Entertainment — 5.8%
Activision Blizzard, Inc. ............... 2,202,844 $ 206,252,284
Electronic Arts, Inc. ................. 759,105 91,396,242
Take-Two Interactive Software, Inc.
(a)
...... 486,330 68,275,868
365,924,394
Interactive Media & Services — 0.5%
Snap, Inc., Class A, NVS
(a)(b)
........... 3,118,560 27,786,370
Software — 93.6%
A10 Networks, Inc. .................. 214,508 3,224,055
ACI Worldwide, Inc.
(a)(b)
............... 334,382 7,543,658
Adeia, Inc. ....................... 330,541 3,530,178
Adobe, Inc.
(a)(b)
..................... 1,016,561 518,344,454
Agilysys, Inc.
(a)
.................... 62,456 4,132,089
Alarm.com Holdings, Inc.
(a)
............ 153,668 9,395,262
Altair Engineering, Inc., Class A
(a)(b)
....... 166,499 10,416,177
Alteryx, Inc., Class A
(a)(b)
.............. 194,496 7,330,554
ANSYS, Inc.
(a)(b)
.................... 267,242 79,517,857
Appfolio, Inc., Class A
(a)(b)
............. 60,566 11,061,169
Appian Corp., Class A
(a)(b)
............. 128,775 5,873,428
AppLovin Corp., Class A
(a)(b)
............ 417,552 16,685,378
Asana, Inc., Class A
(a)(b)
............... 244,413 4,475,202
Aspen Technology, Inc.
(a)(b)
............. 87,339 17,839,864
Atlassian Corp., Class A
(a)(b)
............ 467,672 94,240,585
Autodesk, Inc.
(a)
.................... 658,096 136,166,643
Bentley Systems, Inc., Class B
(b)
......... 706,745 35,450,329
BILL Holdings, Inc.
(a)(b)
................ 297,772 32,329,106
Blackbaud, Inc.
(a)
................... 132,663 9,328,862
BlackBerry Ltd.
(a)(b)
.................. 1,616,262 7,612,594
BlackLine, Inc.
(a)(b)
.................. 155,849 8,644,944
Box, Inc., Class A
(a)(b)
................ 446,030 10,798,386
Braze, Inc., Class A
(a)(b)
............... 145,471 6,797,860
C3.ai, Inc., Class A
(a)(b)
............... 283,075 7,224,074
Cadence Design Systems, Inc.
(a)
........ 836,884 196,081,921
Cerence, Inc.
(a)(b)
................... 124,278 2,531,543
Clear Secure, Inc., Class A ............ 257,550 4,903,752
CommVault Systems, Inc.
(a)(b)
........... 135,632 9,170,080
Confluent, Inc., Class A
(a)(b)
............ 652,520 19,321,117
Consensus Cloud Solutions, Inc.
(a)(b)
...... 56,370 1,419,397
Crowdstrike Holdings, Inc., Class A
(a)(b)
.... 690,137 115,515,131
Datadog, Inc., Class A
(a)(b)
............. 920,874 83,882,413
Descartes Systems Group, Inc. (The)
(a)(b)
... 261,746 19,206,921
Digital Turbine, Inc.
(a)(b)
............... 285,505 1,727,305
DocuSign, Inc.
(a)(b)
.................. 623,132 26,171,544
Dolby Laboratories, Inc., Class A ........ 183,380 14,534,699
DoubleVerify Holdings, Inc.
(a)(b)
.......... 386,595 10,805,330
Dropbox, Inc., Class A
(a)(b)
............. 794,037 21,621,628
Dynatrace, Inc.
(a)(b)
.................. 731,499 34,182,948
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 530,749 2,409,600
Elastic NV
(a)
...................... 245,904 19,977,241
Envestnet, Inc.
(a)(b)
.................. 143,417 6,314,650
Everbridge, Inc.
(a)(b)
.................. 125,123 2,805,258
Fair Isaac Corp.
(a)
................... 76,539 66,476,418
Five9, Inc.
(a)
...................... 222,352 14,297,234
Fortinet, Inc.
(a)(b)
.................... 2,007,086 117,775,806
Freshworks, Inc., Class A
(a)(b)
........... 489,757 9,755,959
Gen Digital, Inc. .................... 1,732,661 30,633,446
Gitlab, Inc., Class A
(a)(b)
............... 245,948 11,121,769
Guidewire Software, Inc.
(a)(b)
............ 250,782 22,570,380
HashiCorp, Inc., Class A
(a)(b)
............ 309,213 7,059,333
HubSpot, Inc.
(a)(b)
................... 154,004 75,846,970
Intapp, Inc.
(a)
...................... 78,655 2,636,516
InterDigital, Inc. .................... 81,670 6,553,201
Intuit, Inc. ........................ 846,335 432,426,405
Security
Shares
Shares Value
Software (continued)
Jamf Holding Corp.
(a)(b)
............... 158,323 $ 2,795,984
Lightspeed Commerce, Inc.
(a)(b)
.......... 421,538 5,914,178
LiveRamp Holdings, Inc.
(a)
............. 203,810 5,877,880
Manhattan Associates, Inc.
(a)(b)
.......... 189,888 37,533,262
Marathon Digital Holdings, Inc.
(a)(b)
....... 536,592 4,561,032
Matterport, Inc., Class A
(a)
............. 742,139 1,610,442
MeridianLink, Inc.
(a)
................. 65,202 1,112,346
Microsoft Corp. .................... 1,726,962 545,288,251
MicroStrategy, Inc., Class A
(a)(b)
.......... 37,329 12,254,364
Model N, Inc.
(a)
.................... 108,229 2,641,870
N-able, Inc.
(a)(b)
.................... 214,650 2,768,985
nCino, Inc.
(a)(b)
..................... 186,649 5,935,438
NCR Corp.
(a)(b)
..................... 412,161 11,115,982
New Relic, Inc.
(a)
................... 165,784 14,194,426
Nutanix, Inc., Class A
(a)
............... 725,939 25,320,752
Open Text Corp.
(b)
.................. 835,027 29,309,448
Oracle Corp. ...................... 4,554,661 482,429,693
PagerDuty, Inc.
(a)(b)
.................. 283,913 6,385,203
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,862,534 93,800,544
Palo Alto Networks, Inc.
(a)(b)
............ 941,775 220,789,731
Pegasystems, Inc. .................. 130,729 5,674,946
PowerSchool Holdings, Inc., Class A
(a)(b)
... 176,243 3,993,666
Procore Technologies, Inc.
(a)(b)
.......... 271,823 17,755,478
Progress Software Corp. .............. 133,531 7,021,060
PROS Holdings, Inc.
(a)(b)
.............. 130,885 4,531,239
PTC, Inc.
(a)
....................... 365,906 51,841,562
Q2 Holdings, Inc.
(a)
.................. 180,313 5,818,701
Qualys, Inc.
(a)(b)
.................... 113,043 17,244,710
Rapid7, Inc.
(a)(b)
.................... 187,723 8,593,959
RingCentral, Inc., Class A
(a)
............ 260,989 7,733,104
Riot Platforms, Inc.
(a)(b)
............... 543,833 5,073,962
Roper Technologies, Inc. .............. 328,580 159,124,722
Salesforce, Inc.
(a)
................... 2,560,296 519,176,823
Samsara, Inc., Class A
(a)(b)
............. 471,408 11,884,196
SentinelOne, Inc., Class A
(a)(b)
.......... 734,367 12,381,428
ServiceNow, Inc.
(a)(b)
................. 503,284 281,315,625
Smartsheet, Inc., Class A
(a)(b)
........... 411,400 16,645,244
SolarWinds Corp.
(a)
................. 157,249 1,484,431
Splunk, Inc.
(a)
..................... 469,116 68,608,215
Sprinklr, Inc., Class A
(a)
............... 320,648 4,437,768
Sprout Social, Inc., Class A
(a)(b)
.......... 149,160 7,440,101
SPS Commerce, Inc.
(a)(b)
.............. 112,854 19,254,021
Synopsys, Inc.
(a)
................... 468,524 215,038,460
Tenable Holdings, Inc.
(a)(b)
............. 356,070 15,951,936
Teradata Corp.
(a)
................... 308,783 13,901,411
Tyler Technologies, Inc.
(a)(b)
............ 129,564 50,029,843
UiPath, Inc., Class A
(a)(b)
.............. 1,238,176 21,185,191
Unity Software, Inc.
(a)(b)
............... 743,855 23,349,608
Varonis Systems, Inc.
(a)(b)
.............. 337,627 10,311,129
Verint Systems, Inc.
(a)
................ 199,093 4,577,148
VMware, Inc., Class A
(a)
.............. 675,819 112,510,347
Workday, Inc., Class A
(a)(b)
............. 633,612 136,131,538
Workiva, Inc., Class A
(a)(b)
............. 145,731 14,768,380
Zeta Global Holdings Corp., Class A
(a)(b)
.... 460,654 3,846,461
Zoom Video Communications, Inc., Class A
(a)(b)
772,484 54,027,531
Zscaler, Inc.
(a)(b)
.................... 269,532 41,936,484
Zuora, Inc., Class A
(a)(b)
............... 397,612 3,276,323
5,907,215,185
Total Long-Term Investments — 99.9%
(Cost: $7,679,781,159) ........................... 6,300,925,949

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
22
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.1%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 501,721,195 $ 501,921,883
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 10,890,600 10,890,600
Total Short-Term Securities — 8.1%
(Cost: $512,655,290) ............................. 512,812,483
Total Investments — 108.0%
(Cost: $8,192,436,449 ) ........................... 6,813,738,432
Liabilities in Excess of Other Assets — (8.0)% ............ (503,481,884)
Net Assets — 100.0% ..............................
$ 6,310,256,548
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 224,418,482 $ 277,456,480
(a)
$ — $ 11,582 $ 35,339 $ 501,921,883 501,721,195 $ 973,149
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 5,186,304 5,704,296
(a)
— — — 10,890,600 10,890,600 147,319 —
$ 11,582 $ 35,339 $ 512,812,483 $ 1,120,468 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 43 12/15/23 $ 7,174 $ (259,520)
Russell 2000 E-Mini Index .................................................... 15 12/15/23 1,349 (51,825)
$ (311,345)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Expanded Tech-Software Sector ETF
Schedules of Investments
23
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 311,345 $ — $ — $ — $ 311,345
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 543,245 $ — $ — $ — $ 543,245
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (468,717) $ — $ — $ — $ (468,717)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 6,555,753
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,300,925,949 $ — $ — $ 6,300,925,949
Short-Term Securities
Money Market Funds ...................................... 512,812,483 — — 512,812,483
$ 6,813,738,432 $ — $ — $ 6,813,738,432
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (311,345) $ — $ — $ (311,345)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
North American Natural Resources ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 2.6%
Eagle Materials, Inc. ................. 8,964 $ 1,492,685
Martin Marietta Materials, Inc. .......... 15,637 6,418,676
Summit Materials, Inc., Class A
(a)
........ 30,057 935,975
Vulcan Materials Co. ................ 33,616 6,791,105
15,638,441
Containers & Packaging — 5.5%
Amcor plc ........................ 372,282 3,410,103
AptarGroup, Inc. ................... 16,606 2,076,414
Avery Dennison Corp. ................ 20,388 3,724,276
Ball Corp. ........................ 79,711 3,968,014
Berry Global Group, Inc. .............. 29,880 1,849,871
Crown Holdings, Inc. ................ 30,525 2,700,852
Graphic Packaging Holding Co. ......... 77,726 1,731,735
Greif, Inc., Class A, NVS .............. 6,461 431,659
International Paper Co. ............... 87,539 3,105,008
O-I Glass, Inc.
(a)
.................... 39,231 656,335
Packaging Corp. of America ........... 22,749 3,493,109
Pactiv Evergreen, Inc. ............... 9,751 79,276
Sealed Air Corp. ................... 36,530 1,200,376
Silgan Holdings, Inc. ................. 21,141 911,388
Sonoco Products Co. ................ 24,783 1,346,956
WestRock Co. ..................... 64,840 2,321,272
33,006,644
Energy Equipment & Services — 9.1%
Baker Hughes Co., Class A ............ 255,447 9,022,388
Cactus, Inc., Class A ................ 16,347 820,783
ChampionX Corp.
(b)
................. 49,736 1,771,596
Halliburton Co. .................... 227,336 9,207,108
Helmerich & Payne, Inc. .............. 25,155 1,060,535
Liberty Energy, Inc., Class A ........... 39,230 726,540
Noble Corp. plc .................... 27,399 1,387,759
NOV, Inc. ........................ 99,627 2,082,204
Patterson-UTI Energy, Inc. ............ 81,095 1,122,355
Schlumberger NV .................. 359,567 20,962,756
TechnipFMC plc .................... 110,833 2,254,343
Transocean Ltd.
(a)(b)
................. 170,691 1,401,373
Valaris Ltd.
(a)
...................... 16,099 1,207,103
Weatherford International plc
(a)
.......... 18,235 1,647,168
54,674,011
Metals & Mining — 10.3%
Agnico Eagle Mines Ltd. .............. 125,203 5,690,476
Alamos Gold, Inc., Class A
(b)
........... 100,210 1,131,371
Alcoa Corp. ....................... 45,149 1,312,030
Arch Resources, Inc., Class A .......... 4,586 782,647
B2Gold Corp. ..................... 327,749 947,195
Barrick Gold Corp.
(b)
................. 444,126 6,462,033
Compass Minerals International, Inc. ...... 8,548 238,917
First Majestic Silver Corp.
(b)
............ 72,310 370,950
Franco-Nevada Corp.
(b)
............... 48,591 6,486,413
Freeport-McMoRan, Inc. .............. 362,717 13,525,717
Hecla Mining Co. ................... 145,163 567,587
Kinross Gold Corp. .................. 310,573 1,416,213
Lithium Americas Corp.
(a)(b)
............ 29,536 502,407
MP Materials Corp., Class A
(a)
.......... 36,406 695,355
Newmont Corp. .................... 201,071 7,429,573
Novagold Resources, Inc.
(a)
............ 61,714 236,982
Osisko Gold Royalties Ltd. ............ 46,837 550,335
Pan American Silver Corp.
(b)
........... 92,205 1,335,128
Royal Gold, Inc. .................... 16,620 1,767,205
SSR Mining, Inc. ................... 51,836 688,900
Teck Resources Ltd., Class B
(b)
......... 116,567 5,022,872
Security
Shares
Shares Value
Metals & Mining (continued)
Wheaton Precious Metals Corp.
(b)
........ 114,569 $ 4,645,773
61,806,079
Oil, Gas & Consumable Fuels — 71.9%
Antero Midstream Corp. .............. 86,166 1,032,269
Antero Resources Corp.
(a)
............. 71,439 1,813,122
APA Corp. ....................... 77,739 3,195,073
California Resources Corp. ............ 16,383 917,612
Callon Petroleum Co.
(a)(b)
.............. 14,140 553,157
Cameco Corp.
(b)
.................... 109,629 4,345,694
Canadian Natural Resources Ltd. ........ 276,397 17,874,594
Cenovus Energy, Inc.
(b)
............... 340,673 7,092,812
Cheniere Energy, Inc. ................ 60,879 10,103,479
Chesapeake Energy Corp. ............ 28,464 2,454,451
Chevron Corp. ..................... 360,755 60,830,508
Chord Energy Corp. ................. 10,508 1,703,032
Civitas Resources, Inc. ............... 21,587 1,745,741
CNX Resources Corp.
(a)
.............. 40,786 920,948
Comstock Resources, Inc.
(b)
............ 23,428 258,411
ConocoPhillips .................... 222,268 26,627,706
CONSOL Energy, Inc. ................ 7,283 764,059
Coterra Energy, Inc. ................. 191,639 5,183,835
Crescent Point Energy Corp.
(b)
.......... 135,638 1,125,795
CVR Energy, Inc. ................... 7,365 250,631
Denbury, Inc.
(a)
.................... 12,878 1,262,173
Devon Energy Corp. ................. 162,100 7,732,170
Diamondback Energy, Inc. ............. 45,242 7,007,081
DT Midstream, Inc. .................. 24,517 1,297,440
Enbridge, Inc. ..................... 534,384 17,736,205
Enerplus Corp.
(b)
................... 53,311 939,873
EOG Resources, Inc. ................ 147,315 18,673,649
EQT Corp. ....................... 91,501 3,713,111
Equitrans Midstream Corp. ............ 109,617 1,027,111
Exxon Mobil Corp. .................. 527,566 62,031,210
Hess Corp. ....................... 69,917 10,697,301
HF Sinclair Corp. ................... 36,799 2,094,967
Kinder Morgan, Inc. ................. 490,450 8,131,661
Kosmos Energy Ltd.
(a)
................ 116,410 952,234
Magnolia Oil & Gas Corp., Class A ....... 47,541 1,089,164
Marathon Oil Corp. .................. 153,242 4,099,223
Marathon Petroleum Corp. ............ 101,162 15,309,857
Matador Resources Co. .............. 28,035 1,667,522
Murphy Oil Corp. ................... 37,533 1,702,121
New Fortress Energy, Inc., Class A ....... 16,597 544,050
Northern Oil & Gas, Inc. .............. 21,182 852,152
Occidental Petroleum Corp. ............ 167,871 10,891,470
ONEOK, Inc. ...................... 147,368 9,347,552
Ovintiv, Inc. ....................... 64,202 3,054,089
PBF Energy, Inc., Class A ............. 27,830 1,489,740
Peabody Energy Corp. ............... 28,223 733,516
Pembina Pipeline Corp. .............. 138,950 4,176,837
Permian Resources Corp., Class A ....... 70,198 979,964
Phillips 66 ........................ 112,660 13,536,099
Pioneer Natural Resources Co. ......... 58,986 13,540,236
Range Resources Corp. .............. 61,063 1,979,052
SM Energy Co. .................... 30,023 1,190,412
Southwestern Energy Co.
(a)
............ 278,675 1,797,454
Suncor Energy, Inc. ................. 331,347 11,391,710
Targa Resources Corp. ............... 56,600 4,851,752
TC Energy Corp.
(b)
.................. 260,462 8,962,497
Texas Pacific Land Corp. .............. 1,573 2,868,460
Valero Energy Corp. ................. 89,345 12,661,080
Vermilion Energy, Inc.
(b)
............... 41,567 607,709
Williams Cos., Inc. (The) .............. 307,760 10,368,434

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
North American Natural Resources ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
World Kinect Corp. .................. 15,416 $ 345,781
432,127,048
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ............... 16,237 897,419
West Fraser Timber Co. Ltd.
(b)
.......... 15,221 1,104,131
2,001,550
Total Long-Term Investments — 99.7%
(Cost: $634,282,738) ............................. 599,253,773
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 4.2%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 19,681,921 $ 19,689,793
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 5,493,538 5,493,538
Total Short-Term Securities — 4.2%
(Cost: $25,175,468) .............................. 25,183,331
Total Investments — 103.9%
(Cost: $659,458,206 ) ............................. 624,437,104
Liabilities in Excess of Other Assets — (3.9)% ............ (23,458,384)
Net Assets — 100.0% ..............................
$ 600,978,720
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 23,471,325 $ — $ (3,785,098)
(a)
$ 7,676 $ (4,110) $ 19,689,793 19,681,921 $ 51,227
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 865,116 4,628,422
(a)
— — — 5,493,538 5,493,538 25,365 —
$ 7,676 $ (4,110) $ 25,183,331 $ 76,592 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 14 12/15/23 $ 1,338 $ (20,974)
E-Mini Materials Select Sector Index ............................................. 3 12/15/23 252 (8,187)
$ (29,161)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
North American Natural Resources ETF
26
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 29,161 $ — $ — $ — $ 29,161
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 210,098 $ — $ — $ — $ 210,098
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (81,446) $ — $ — $ — $ (81,446)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,527,765
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 599,253,773 $ — $ — $ 599,253,773
Short-Term Securities
Money Market Funds ...................................... 25,183,331 — — 25,183,331
$ 624,437,104 $ — $ — $ 624,437,104
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (29,161) $ — $ — $ (29,161)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
North American Tech-Multimedia Networking ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Communications Equipment — 99.9%
ADTRAN Holdings, Inc. .............. 182,936 $ 1,505,563
Arista Networks, Inc.
(a)
............... 24,040 4,421,677
Aviat Networks, Inc.
(a)
................ 29,566 922,459
Calix, Inc.
(a)
....................... 53,611 2,457,528
Cambium Networks Corp.
(a)
............ 31,390 230,089
Ciena Corp.
(a)
..................... 51,695 2,443,106
Cisco Systems, Inc. ................. 82,774 4,449,930
Clearfield, Inc.
(a)(b)
................... 33,507 960,311
CommScope Holding Co., Inc.
(a)(b)
........ 547,647 1,840,094
Digi International, Inc.
(a)
............... 78,456 2,118,312
Extreme Networks, Inc.
(a)
.............. 97,287 2,355,318
F5, Inc.
(a)
........................ 29,116 4,691,752
Harmonic, Inc.
(a)
.................... 242,319 2,333,532
Infinera Corp.
(a)(b)
................... 516,053 2,157,102
Juniper Networks, Inc. ............... 164,016 4,558,005
Lumentum Holdings, Inc.
(a)
............ 49,942 2,256,380
Motorola Solutions, Inc. .............. 16,645 4,531,435
NETGEAR, Inc.
(a)
................... 75,976 956,538
NetScout Systems, Inc.
(a)(b)
............ 90,004 2,521,912
Ribbon Communications, Inc.
(a)
......... 225,564 604,511
Viasat , Inc.
(a)(b)
..................... 102,244 1,887,424
Viavi Solutions, Inc.
(a)
................ 250,363 2,288,318
Total Long-Term Investments — 99.9%
(Cost: $71,313,479) .............................. 52,491,296
Short-Term Securities
Money Market Funds — 7.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 4,003,750 4,005,351
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 109,796 109,796
Total Short-Term Securities — 7.8%
(Cost: $4,113,696) .............................. 4,115,147
Total Investments — 107.7%
(Cost: $75,427,175 ) .............................. 56,606,443
Liabilities in Excess of Other Assets — (7.7)% ............ (4,070,097)
Net Assets — 100.0% ..............................
$ 52,536,346
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
North American Tech-Multimedia Networking ETF
28
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 8,040,099 $ — $ (4,035,164)
(a)
$ 778 $ (362) $ 4,005,351 4,003,750 $ 8,275
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 22,921 86,875
(a)
— — — 109,796 109,796 2,929 —
$ 778 $ (362) $ 4,115,147 $ 11,204 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,490 $ — $ — $ — $ 1,490
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 47,593
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 52,491,296 $ — $ — $ 52,491,296
Short-Term Securities
Money Market Funds ...................................... 4,115,147 — — 4,115,147
$ 56,606,443 $ — $ — $ 56,606,443

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Semiconductor ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Common Stocks
Semiconductors & Semiconductor Equipment — 99.8%
Advanced Micro Devices, Inc.
(a)
......... 6,837,279 $ 703,009,027
Analog Devices, Inc. ................. 1,988,220 348,117,440
Applied Materials, Inc. ............... 2,365,924 327,562,178
ASE Technology Holding Co. Ltd., ADR, NVS
(b)
6,571,413 49,417,026
ASML Holding NV (Registered), ADR, NVS . 504,480 296,967,197
Axcelis Technologies, Inc.
(a)(b)
........... 327,283 53,363,493
Broadcom, Inc. .................... 783,232 650,536,835
Entegris, Inc. ...................... 1,512,197 142,010,420
Intel Corp. ....................... 16,007,766 569,076,081
KLA Corp. ........................ 720,144 330,301,247
Lam Research Corp. ................ 514,548 322,503,250
Lattice Semiconductor Corp.
(a)(b)
......... 1,380,385 118,616,483
Marvell Technology, Inc. .............. 6,204,610 335,855,539
Microchip Technology, Inc. ............. 4,416,160 344,681,288
Micron Technology, Inc. ............... 5,167,551 351,548,495
MKS Instruments, Inc. ............... 637,809 55,195,991
Monolithic Power Systems, Inc.
(b)
........ 458,732 211,934,184
NVIDIA Corp. ..................... 1,464,567 637,071,999
NXP Semiconductors NV ............. 1,756,847 351,228,852
ON Semiconductor Corp.
(a)(b)
........... 3,670,715 341,192,959
Qorvo, Inc.
(a)
...................... 985,776 94,112,035
QUALCOMM, Inc. .................. 3,155,668 350,468,488
Rambus, Inc.
(a)(b)
................... 1,097,520 61,230,641
Skyworks Solutions, Inc. .............. 1,610,821 158,810,842
STMicroelectronics NV, ADR, NVS
(b)
...... 2,734,561 118,023,653
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR, NVS ..................... 3,561,232 309,471,061
Teradyne, Inc.
(b)
.................... 1,555,766 156,292,252
Texas Instruments, Inc. ............... 3,347,096 532,221,735
United Microelectronics Corp., ADR, NVS
(b)
. 7,509,797 53,019,167
Wolfspeed, Inc.
(a)(b)
.................. 1,256,122 47,858,248
Total Long-Term Investments — 99.8%
(Cost: $9,459,053,386) ........................... 8,421,698,106
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 5.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 410,661,273 $ 410,825,537
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 41,680,670 41,680,670
Total Short-Term Securities — 5.4%
(Cost: $452,442,104) ............................. 452,506,207
Total Investments — 105.2%
(Cost: $9,911,495,490 ) ........................... 8,874,204,313
Liabilities in Excess of Other Assets — (5.2)% ............ (437,224,100)
Net Assets — 100.0% ..............................
$ 8,436,980,213
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 300,252,220 $ 110,487,365
(a)
$ — $ 119,751 $ (33,799) $ 410,825,537 410,661,273 $ 664,285
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,751,014 28,929,656
(a)
— — — 41,680,670 41,680,670 314,376 —
$ 119,751 $ (33,799) $ 452,506,207 $ 978,661 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Semiconductor ETF
30
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Technology Select Sector Index ............................................ 70 12/15/23 $ 11,679 $ (380,114)
Russell 2000 E-Mini Index .................................................... 30 12/15/23 2,698 (96,151)
$ (476,265)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 476,265 $ — $ — $ — $ 476,265
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,800,304 $ — $ — $ — $ 1,800,304
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (1,217,580) $ — $ — $ — $ (1,217,580)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 18,449,118

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Semiconductor ETF
Schedules of Investments
31
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 8,421,698,106 $ — $ — $ 8,421,698,106
Short-Term Securities
Money Market Funds ...................................... 452,506,207 — — 452,506,207
$ 8,874,204,313 $ — $ — $ 8,874,204,313
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (476,265) $ — $ — $ (476,265)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2023
2023
iShare Semi-Annual Report to Shareholders
32
See notes to financial statements.
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 6,954,248,199 $ 3,115,443,709 $ 6,300,925,949 $ 599,253,773
Investments, at value — affiliated
(c)
............................................ 776,442,724 159,069,205 512,812,483 25,183,331
Cash   ............................................................... 31,964,771 — — —
Cash pledged:
Futures contracts ...................................................... 578,000 108,000 507,000 129,000
Foreign currency, at value
(d)
................................................. — — — 98,121
Receivables: – – – –
Securities lending income — affiliated ........................................ 296,292 20,033 137,112 4,855
Capital shares sold ..................................................... 75,138 — 86,214 —
Dividends — unaffiliated ................................................. 356,700 466,151 18,766 835,320
Dividends — affiliated ................................................... 44,470 18,885 32,538 5,127
Variation margin on futures contracts ......................................... — 4,316 23,230 —
Total assets ...........................................................
7,764,006,294 3,275,130,299 6,814,543,292 625,509,527
LIABILITIES
Bank overdraft .......................................................... — — 75,892 33,059
Collateral on securities loaned ............................................... 754,219,565 153,580,457 502,003,238 19,651,309
Payables: – – – –
Investments purchased .................................................. 37,833,699 — — —
Capital shares redeemed ................................................. 451,842 — — —
Income dividend distributions .............................................. 8,806,930 3,193,537 — 4,612,541
Investment advisory fees ................................................. 2,700,902 1,078,834 2,199,739 204,940
Variation margin on futures contracts ......................................... 80,575 3,000 7,875 28,958
Total liabilities ..........................................................
804,093,513 157,855,828 504,286,744 24,530,807
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 6,959,912,781 $ 3,117,274,471 $ 6,310,256,548 $ 600,978,720
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 13,030,658,695 $ 2,661,725,621 $ 7,934,812,942 $ 1,118,924,121
Accumulated earnings (loss) ................................................ (6,070,745,914) 455,548,850 (1,624,556,394) (517,945,401)
NET ASSETS ..........................................................
$ 6,959,912,781 $ 3,117,274,471 $ 6,310,256,548 $ 600,978,720
NET ASSET VALUE
Shares outstanding ......................................................
56,900,000 8,150,000 18,500,000 14,450,000
Net asset value .........................................................
$ 122.32 $ 382.49 $ 341.09 $ 41.59
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 10,349,532,536 $ 2,625,129,771 $ 7,679,781,159 $ 634,282,738
(b)
  Securities loaned, at value ................................................ $ 720,042,398 $ 151,498,939 $ 496,727,006 $ 19,047,206
(c)
  Investments, at cost — affiliated ............................................ $ 775,928,257 $ 159,041,208 $ 512,655,290 $ 25,175,468
(d)
  Foreign currency, at cost ................................................. $ — $ — $ — $ 98,121

Statements of Assets and Liabilities
(unaudited) (continued)
September 30, 2023
33
Financial Statements
See notes to financial statements.
iShares North
American Tech-
Multimedia
Networking ETF
iShares
Semiconductor
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 52,491,296 $ 8,421,698,106
Investments, at value — affiliated
(c)
........................................................................... 4,115,147 452,506,207
Cash pledged:
Futures contracts ..................................................................................... — 860,000
Receivables: – –
Securities lending income — affiliated ....................................................................... 619 129,763
Capital shares sold .................................................................................... — 302,980
Dividends — unaffiliated ................................................................................ 15,389 4,385,344
Dividends — affiliated .................................................................................. 739 61,636
Variation margin on futures contracts ........................................................................ — 37,826
Total assets ..........................................................................................
56,623,190 8,879,981,862
LIABILITIES
Collateral on securities loaned .............................................................................. 4,004,966 410,541,773
Payables: – –
Capital shares redeemed ................................................................................ — 216,199
Income dividend distributions ............................................................................. 63,512 29,733,745
Investment advisory fees ................................................................................ 18,366 2,494,182
Variation margin on futures contracts ........................................................................ — 15,750
Total liabilities .........................................................................................
4,086,844 443,001,649
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 52,536,346 $ 8,436,980,213
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 148,920,852 $ 9,243,047,235
Accumulated loss ...................................................................................... (96,384,506) (806,067,022)
NET ASSETS .........................................................................................
$ 52,536,346 $ 8,436,980,213
NET ASSET VALUE
Shares outstanding .....................................................................................
850,000 17,800,000
Net asset value ........................................................................................
$ 61.81 $ 473.99
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 71,313,479 $ 9,459,053,386
(b)
  Securities loaned, at value ............................................................................... $ 3,931,015 $ 400,603,769
(c)
  Investments, at cost — affiliated ........................................................................... $ 4,113,696 $ 452,442,104

Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
34
iShares
Biotechnology
ETF
iShares
Expanded Tech
Sector ETF
iShares
Expanded Tech-
Software Sector
ETF
iShares North
American
Natural
Resources ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 23,019,577 $ 10,771,415 $ 11,170,951 $ 10,309,199
Dividends — affiliated ................................................... 240,235 94,447 147,319 25,365
Interest — unaffiliated ................................................... 32,348 189 3,744 4,817
Securities lending income — affiliated — net ................................... 2,488,191 148,921 973,149 51,227
Foreign taxes withheld .................................................. (3,546) (29,026) (60,489) (384,373)
Total investment income ...................................................
25,776,805 10,985,946 12,234,674 10,006,235
EXPENSES
Investment advisory .................................................... 17,168,925 6,314,210 12,371,638 1,340,229
Total expenses .........................................................
17,168,925 6,314,210 12,371,638 1,340,229
Net investment income (loss) ................................................
8,607,880 4,671,736 (136,964) 8,666,006
REALIZED AND UNREALIZED GAIN (LOSS) $ (411,967,961) $ 358,019,597 $ 629,269,359 $ 29,337,781
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (67,088,584) $ 10,642,852 $ (114,850,480) $ (2,708,502)
Investments — affiliated ............................................... 7,305 1,212 11,582 7,676
Foreign currency transactions ........................................... — — — 5,427
Futures contracts .................................................... (40,892) 132,472 543,245 210,098
In-kind redemptions — unaffiliated
(a)
....................................... 171,264,364 73,929,086 395,160,581 26,557,915
104,142,193 84,705,622 280,864,928 24,072,614
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (515,876,112) 273,438,318 348,837,809 5,357,030
Investments — affiliated ............................................... 60,413 1,408 35,339 (4,110)
Foreign currency translations ............................................ — — — (6,307)
Futures contracts .................................................... (294,455) (125,751) (468,717) (81,446)
(516,110,154) 273,313,975 348,404,431 5,265,167
Net realized and unrealized gain (loss) .........................................
(411,967,961) 358,019,597 629,269,359 29,337,781
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (403,360,081) $ 362,691,333 $ 629,132,395 $ 38,003,787
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Operations
(unaudited) (continued)
Six Months Ended September 30, 2023
35
Financial Statements
iShares North
American
Tech-Multimedia
Networking ETF
iShares
Semiconductor
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 276,296 $ 57,645,925
Dividends — affiliated .................................................................................. 2,929 314,376
Interest — unaffiliated .................................................................................. 10 —
Securities lending income — affiliated — net .................................................................. 8,275 664,285
Foreign taxes withheld ................................................................................. — (3,009,185)
Total investment income ..................................................................................
287,510 55,615,401
EXPENSES
Investment advisory ................................................................................... 152,829 14,637,423
Commitment costs .................................................................................... — 10,640
Total expenses ........................................................................................
152,829 14,648,063
Net investment income ...................................................................................
134,681 40,967,338
REALIZED AND UNREALIZED GAIN (LOSS) $ (11,333,434) $ 543,099,788
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ $ 50,453 $ (123,218,795)
Investments — affiliated .............................................................................. 778 119,751
Futures contracts ................................................................................... 1,490 1,800,304
In-kind redemptions — unaffiliated
(a)
...................................................................... 822,051 1,117,184,463
874,772 995,885,723
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ (12,207,841) (451,534,555)
Investments — affiliated .............................................................................. (362) (33,799)
Futures contracts ................................................................................... — (1,217,580)
(12,208,203) (452,785,934)
Net realized and unrealized gain (loss) ........................................................................
(11,333,431) 543,099,789
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS .........................................
$ (11,198,750) $ 584,067,127
(a)
  See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets

2023
iShares Semi-Annual Report to Shareholders
36
See notes to financial statements.
iShares Biotechnology ETF iShares Expanded Tech Sector ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 8,607,880 $ 21,531,229 $ 4,671,736 $ 12,067,864
Net realized gain (loss) ............................................ 104,142,193 (167,311,465) 84,705,622 394,575,195
Net change in unrealized appreciation (depreciation) ........................ (516,110,154) 53,004,254 273,313,975 (1,103,757,983)
Net increase (decrease) in net assets resulting from operations ...................
(403,360,081) (92,775,982) 362,691,333 (697,114,924)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(9,175,005) (22,926,845) (4,841,125) (15,012,645)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................
(653,258,816) (465,468,446) (40,259,715) (969,167,551)
NET ASSETS
Total increase (decrease) in net assets ................................... (1,065,793,902) (581,171,273) 317,590,493 (1,681,295,120)
Beginning of period ................................................
8,025,706,683 8,606,877,956 2,799,683,978 4,480,979,098
End of period ....................................................
$ 6,959,912,781 $ 8,025,706,683 $ 3,117,274,471 $ 2,799,683,978
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
37
Financial Statements
See notes to financial statements.
iShares Expanded Tech-Software Sector ETF iShares North American Natural Resources ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income (loss) ........................................ $ (136,964) $ 1,262,658 $ 8,666,006 $ 28,496,751
Net realized gain (loss) ............................................ 280,864,928 (334,147,290) 24,072,614 92,408,834
Net change in unrealized appreciation (depreciation) ........................ 348,404,431 (222,554,996) 5,265,167 (147,659,511)
Net increase (decrease) in net assets resulting from operations ...................
629,132,395 (555,439,628) 38,003,787 (26,753,926)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(451,315) (366,961) (8,401,025) (29,227,112)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
293,895,424 540,096,149 (231,575,517) (83,209,205)
NET ASSETS
Total increase (decrease) in net assets ................................... 922,576,504 (15,710,440) (201,972,755) (139,190,243)
Beginning of period ................................................
5,387,680,044 5,403,390,484 802,951,475 942,141,718
End of period ....................................................
$ 6,310,256,548 $ 5,387,680,044 $ 600,978,720 $ 802,951,475
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders
38
See notes to financial statements.
iShares North American Tech-Multimedia
Networking ETF iShares Semiconductor ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 134,681 $ 379,639 $ 40,967,338 $ 78,608,274
Net realized gain (loss) ............................................ 874,772 (617,059) 995,885,723 (192,753,029)
Net change in unrealized appreciation (depreciation) ........................ (12,208,203) (8,347,735) (452,785,934) (430,420,813)
Net increase (decrease) in net assets resulting from operations ...................
(11,198,750) (8,585,155) 584,067,127 (544,565,568)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(129,526) (390,901) (40,925,939) (78,660,830)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(43,340,858) (46,790,846) 107,923,948 (543,707,282)
NET ASSETS
Total increase (decrease) in net assets ................................... (54,669,134) (55,766,902) 651,065,136 (1,166,933,680)
Beginning of period ................................................
107,205,480 162,972,382 7,785,915,077 8,952,848,757
End of period ....................................................
$ 52,536,346 $ 107,205,480 $ 8,436,980,213 $ 7,785,915,077
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
39
Financial Highlights
iShares Biotechnology ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ...............
$ 129.24  $ 130.21  $ 150.36  $ 107.98  $ 111.78  $ 106.73
Net investment income
(a)
.......................
0.14  0.33  0.31  0.34  0.26  0.16
Net realized and unrealized gain (loss)
(b)
.............
(6.90) (0.94) (20.15) 42.43  (3.80) 5.08
Net increase (decrease) from investment operations ...... (6.76) (0.61) (19.84) 42.77  (3.54) 5.24
Distributions from net investment income
(c)
............. (0.16) (0.36) (0.31) (0.39) (0.26) (0.19)
Net asset value, end of period .................... $ 122.32  $ 129.24  $ 130.21  $ 150.36  $ 107.98  $ 111.78
Total Return
(d)
— — — — — —
Based on net asset value ........................ (5.23)%
(e)
(0.46)% (13.22)% 39.63% (3.17)% 4.92%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.45%
(g)
0.45% 0.44% 0.45% 0.46% 0.47%
Net investment income ..........................
0.23%
(g)
0.26% 0.21% 0.24% 0.24% 0.15%
Supplemental Data
Net assets, end of period (000) .................... $ 6,959,913  $ 8,025,707  $ 8,606,878  $ 9,848,582  $ 6,343,965  $ 8,026,142
Portfolio turnover rate
(h)
.......................... 8% 13% 46% 34% 29% 18%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
40
iShares Expanded Tech Sector ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .................
$ 339.36  $ 387.96  $ 360.63  $ 212.15  $ 206.22  $ 179.48
Net investment income
(a)
.........................
0.57  1.20  0.64  0.86  1.26  1.09
Net realized and unrealized gain (loss)
(b)
...............
43.15  (48.17) 27.37  148.55  6.00  26.69
Net increase (decrease) from investment operations ........ 43.72  (46.97) 28.01  149.41  7.26  27.78
Distributions from net investment income
(c)
............... (0.59) (1.63) (0.68) (0.93) (1.33) (1.04)
Net asset value, end of period ...................... $ 382.49  $ 339.36  $ 387.96  $ 360.63  $ 212.15  $ 206.22
Total Return
(d)
— — — — — —
Based on net asset value .......................... 12.89%
(e)
(12.06)% 7.76% 70.51% 3.51% 15.52%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.41%
(g)
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ............................
0.30%
(g)
0.38% 0.16% 0.28% 0.56% 0.56%
Supplemental Data
Net assets, end of period (000) ...................... $ 3,117,274  $ 2,799,684  $ 4,480,979  $ 3,209,613  $ 1,707,788  $ 1,587,932
Portfolio turnover rate
(h)
............................ 23% 9% 8% 9% 10% 8%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
41
Financial Highlights
iShares Expanded Tech-Software Sector ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ...............
$ 304.39  $ 344.16  $ 341.22  $ 209.77  $ 210.77  $ 169.69
Net investment income (loss)
(a)
...................
(0.01) 0.08  (0.56) (0.31) 1.28
(b)
0.24
Net realized and unrealized gain (loss)
(c)
.............
36.74  (39.83) 3.50  131.83  (1.06) 41.10
Net increase (decrease) from investment operations ...... 36.73  (39.75) 2.94  131.52  0.22  41.34
Distributions from net investment income
(d)
............. (0.03) (0.02) —  (0.07) (1.22) (0.26)
Net asset value, end of period .................... $ 341.09  $ 304.39  $ 344.16  $ 341.22  $ 209.77  $ 210.77
Total Return
(e)
— — — — — —
Based on net asset value ........................ 12.07%
(f)
(11.55)% 0.86% 62.70% 0.13% 24.39%
Ratios to Average Net Assets
(g)
Total expenses ...............................
0.41%
(h)
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income (loss) ......................
(0.00)%
(h)(i)
0.03% (0.15)% (0.10)% 0.57%
(b)
0.13%
Supplemental Data
Net assets, end of period (000) .................... $ 6,310,257  $ 5,387,680  $ 5,403,390  $ 5,050,052  $ 3,031,151  $ 2,729,463
Portfolio turnover rate
(j)
.......................... 7% 13% 15% 22% 18% 18%
(a)
Based on average shares outstanding.
(b)
Includes a one-time special distribution from NortonLifeLock Inc. Excluding such special distribution, the net investment income would have been $(0.07) per share and (0.03)% of average net assets.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Rounds to less than 0.01%.
(j)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
42
iShares North American Natural Resources ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 39.17  $ 40.44  $ 27.57  $ 16.65  $ 31.40  $ 33.08
Net investment income
(a)
........................
0.53  1.22  0.93  0.70  0.78  0.65
Net realized and unrealized gain (loss)
(b)
..............
2.44  (1.22) 12.85  11.04  (13.82) (1.59)
Net increase (decrease) from investment operations ....... 2.97  0.00  13.78  11.74  (13.04) (0.94)
Distributions from net investment income
(c)
.............. (0.55) (1.27) (0.91) (0.82) (1.71) (0.74)
Net asset value, end of period ..................... $ 41.59  $ 39.17  $ 40.44  $ 27.57  $ 16.65  $ 31.40
Total Return
(d)
— — — — — —
Based on net asset value ......................... 7.65%
(e)
0.19% 50.84% 71.57% (43.54)% (2.87)%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.41%
(g)
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................
2.65%
(g)
3.08% 2.92% 3.14% 2.72% 1.94%
Supplemental Data
Net assets, end of period (000) ..................... $ 600,979  $ 802,951  $ 942,142  $ 397,022  $ 294,696  $ 761,370
Portfolio turnover rate
(h)
........................... 4% 11% 15% 14% 16% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
43
Financial Highlights
iShares North American Tech-Multimedia Networking ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 71.47  $ 74.08  $ 67.17  $ 43.34  $ 56.49  $ 51.48
Net investment income
(a)
........................
0.12  0.24  0.16  0.29  0.26  0.23
Net realized and unrealized gain (loss)
(b)
..............
(9.65) (2.60) 6.91  23.83  (13.10) 5.04
Net increase (decrease) from investment operations ....... (9.53) (2.36) 7.07  24.12  (12.84) 5.27
Distributions from net investment income
(c)
.............. (0.13) (0.25) (0.16) (0.29) (0.31) (0.26)
Net asset value, end of period ..................... $ 61.81  $ 71.47  $ 74.08  $ 67.17  $ 43.34  $ 56.49
Total Return
(d)
— — — — — —
Based on net asset value ......................... (13.34)%
(e)
(3.16)% 10.53% 55.89% (22.80)% 10.27%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.41%
(g)
0.41% 0.40% 0.43% 0.46% 0.46%
Net investment income ...........................
0.36%
(g)
0.34% 0.22% 0.52% 0.47% 0.44%
Supplemental Data
Net assets, end of period (000) ..................... $ 52,536  $ 107,205  $ 162,972  $ 100,755  $ 43,335  $ 132,758
Portfolio turnover rate
(h)
........................... 14% 31% 37% 38% 33% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
44
iShares Semiconductor ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period .................
$ 444.91  $ 472.45  $ 424.09  $ 204.97  $ 189.61  $ 180.13
Net investment income
(a)
.........................
2.31  4.48  3.56  3.35  3.13  2.66
Net realized and unrealized gain (loss)
(b)
...............
29.09  (27.46) 48.37  218.90  15.50  9.12
Net increase (decrease) from investment operations ........ 31.40  (22.98) 51.93  222.25  18.63  11.78
Distributions from net investment income
(c)
............... (2.32) (4.56) (3.57) (3.13) (3.27) (2.30)
Net asset value, end of period ...................... $ 473.99  $ 444.91  $ 472.45  $ 424.09  $ 204.97  $ 189.61
Total Return
(d)
— — — — — —
Based on net asset value .......................... 7.07%
(e)
(4.67)% 12.23% 108.93% 9.80% 6.61%
Ratios to Average Net Assets
(f)
Total expenses .................................
0.35%
(g)
0.39% 0.40% 0.43% 0.46% 0.46%
Net investment income ............................
0.97%
(g)
1.17% 0.76% 1.02% 1.42% 1.50%
Supplemental Data
Net assets, end of period (000) ...................... $ 8,436,980  $ 7,785,915  $ 8,952,849  $ 6,318,968  $ 2,141,965  $ 1,061,836
Portfolio turnover rate
(h)
............................ 14% 18% 32% 23% 14% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
45
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
On September 27, 2023, the Board approved a proposal to change the name of iShares North American Tech-Multimedia Networking ETF to iShares U.S. Digital Infrastructure
and Real Estate ETF as well as the Fund’s investment objective and underlying index. The Fund’s ticker will also change from IGN to IDGT. These changes are expected to become effective on December 15, 2023.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.
Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses)
on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
iShares ETF
Diversification
Classification
Biotechnology ....................................................................................................... Non-diversified
Expanded Tech Sector ................................................................................................. Non-diversified
Expanded Tech-Software Sector ........................................................................................... Non-diversified
North American Natural Resources ......................................................................................... Diversified
North American Tech-Multimedia Networking .................................................................................. Non-diversified
Semiconductor ...................................................................................................... Non-diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
46
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Biotechnology
Barclays Bank PLC ..................................... $ 50,713,358 $ (50,713,358) $ – $ –
Barclays Capital, Inc. ................................... 1,748,970 (1,748,970) – –
BMO Capital Markets Corp. ............................... 12,368 (12,368) – –
BNP Paribas SA ....................................... 88,733,294 (88,733,294) – –
BofA Securities, Inc. .................................... 34,777,826 (34,777,826) – –
Citadel Clearing LLC .................................... 15,400,813 (15,400,813) – –
Citigroup Global Markets, Inc. .............................. 49,776,038 (49,776,038) – –
Credit Suisse Securities (USA) LLC .......................... 3,864 (3,864) – –
Goldman Sachs & Co. LLC ............................... 66,244,761 (66,244,761) – –
HSBC Bank PLC ...................................... 8,616,482 (8,616,482) – –
J.P. Morgan Securities LLC ............................... 82,511,681 (82,511,681) – –
Jefferies LLC ......................................... 13,424,387 (13,424,387) – –
Mizuho Securities USA LLC ............................... 231,132 (231,132) – –
Morgan Stanley ....................................... 69,448,973 (69,448,973) – –
National Financial Services LLC ............................ 19,431,333 (19,431,333) – –
Natixis SA ........................................... 13,265,368 (13,265,368) – –
Nomura Securities International, Inc. ......................... 76,929 (76,929) – –
Pershing LLC ......................................... 4,075,344 (4,075,344) – –
RBC Capital Markets LLC ................................ 418,709 (418,709) – –
Scotia Capital (USA), Inc. ................................ 90,151,402 (90,151,402) – –
SG Americas Securities LLC .............................. 12,572,097 (12,572,097) – –
State Street Bank & Trust Co. .............................. 7,418,205 (7,418,205) – –
Toronto-Dominion Bank .................................. 26,273,707 (26,273,707) – –
UBS AG ............................................ 40,267,969 (40,267,969) – –
UBS Securities LLC .................................... 6,077,790 (6,077,790) – –
Virtu Americas LLC ..................................... 1,233,945 (1,233,945) – –
Wells Fargo Bank N.A. .................................. 10,032,470 (10,032,470) – –
Wells Fargo Securities LLC ............................... 7,103,183 (7,103,183) – –
$ 720,042,398 $ (720,042,398) $ – $ –
Expanded Tech Sector
Barclays Bank PLC ..................................... $ 6,035,310 $ (6,028,379) $ – $ 6,931
(b)
BNP Paribas SA ....................................... 27,729,682 (27,729,682) – –
BofA Securities, Inc. .................................... 58,326,026 (58,326,026) – –
Citadel Clearing LLC .................................... 8,963,899 (8,963,899) – –
Citigroup Global Markets, Inc. .............................. 9,921,619 (9,921,619) – –
Goldman Sachs & Co. LLC ............................... 3,538,234 (3,538,234) – –
HSBC Bank PLC ...................................... 926,314 (926,314) – –
J.P. Morgan Securities LLC ............................... 3,327,704 (3,327,704) – –
Jefferies LLC ......................................... 576,640 (576,640) – –
Morgan Stanley ....................................... 2,691,488 (2,691,488) – –
Natixis SA ........................................... 1,009,115 (1,009,115) – –
Nomura Securities International, Inc. ......................... 22,188 (22,000) – 188
(b)
RBC Capital Markets LLC ................................ 5,378,877 (5,378,877) – –
Scotia Capital (USA), Inc. ................................ 14,418,756 (14,418,756) – –
SG Americas Securities LLC .............................. 481 (473) – 8
(b)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
48
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Expanded Tech Sector (continued)
State Street Bank & Trust Co. .............................. 331,013 (331,013) – –
Toronto-Dominion Bank .................................. 727,231 (727,231) – –
UBS AG ............................................ 5,966,204 (5,949,230) – 16,974
(b)
Virtu Americas LLC ..................................... 52,895 (52,895) – –
Wells Fargo Bank N.A. .................................. 817,289 (817,289) – –
Wells Fargo Securities LLC ............................... 737,974 (737,974) – –
$ 151,498,939 $ (151,474,838) $ – $ 24,101
Expanded Tech-Software Sector
Barclays Bank PLC ..................................... $ 8,551,252 $ (8,551,252) $ – $ –
Barclays Capital, Inc. ................................... 17,149 (17,149) – –
BNP Paribas SA ....................................... 28,222,300 (28,222,300) – –
BofA Securities, Inc. .................................... 14,855,708 (14,855,708) – –
Citadel Clearing LLC .................................... 11,128,507 (11,128,507) – –
Citigroup Global Markets, Inc. .............................. 37,765,641 (37,686,487) – 79,154
(b)
Goldman Sachs & Co. LLC ............................... 40,045,240 (40,045,240) – –
HSBC Bank PLC ...................................... 14,550,071 (14,550,071) – –
J.P. Morgan Securities LLC ............................... 20,863,977 (20,863,977) – –
Jefferies LLC ......................................... 812,110 (812,110) – –
Morgan Stanley ....................................... 56,993,729 (56,993,729) – –
National Financial Services LLC ............................ 10,149,663 (10,149,663) – –
Natixis SA ........................................... 26,559,009 (26,559,009) – –
Nomura Securities International, Inc. ......................... 5,042 (5,042) – –
RBC Capital Markets LLC ................................ 33,840,327 (33,496,980) – 343,347
(b)
Scotia Capital (USA), Inc. ................................ 7,180,899 (7,180,899) – –
SG Americas Securities LLC .............................. 9,326,732 (9,326,732) – –
State Street Bank & Trust Co. .............................. 112,710 (112,710) – –
Toronto-Dominion Bank .................................. 135,476,894 (135,476,894) – –
UBS AG ............................................ 28,551,590 (28,551,590) – –
Virtu Americas LLC ..................................... 487,014 (487,014) – –
Wells Fargo Bank N.A. .................................. 9,672,488 (9,672,488) – –
Wells Fargo Securities LLC ............................... 1,558,954 (1,558,954) – –
$ 496,727,006 $ (496,304,505) $ – $ 422,501
North American Natural Resources
Barclays Bank PLC ..................................... $ 2,237,417 $ (2,237,417) $ – $ –
BNP Paribas SA ....................................... 3,075,734 (3,075,734) – –
BofA Securities, Inc. .................................... 1,415,306 (1,415,306) – –
Citigroup Global Markets, Inc. .............................. 3,683,949 (3,683,949) – –
Goldman Sachs & Co. LLC ............................... 344,868 (344,868) – –
HSBC Bank PLC ...................................... 185,381 (185,381) – –
J.P. Morgan Securities LLC ............................... 2,361,015 (2,361,015) – –
Jefferies LLC ......................................... 23,085 (23,085) – –
Morgan Stanley ....................................... 33,244 (33,244) – –
Natixis SA ........................................... 301,264 (301,264) – –
RBC Capital Markets LLC ................................ 1,607,569 (1,607,569) – –
SG Americas Securities LLC .............................. 19,504 (19,504) – –
UBS AG ............................................ 59,545 (59,545) – –
UBS Securities LLC .................................... 61,420 (61,420) – –
Wells Fargo Bank N.A. .................................. 3,573,412 (3,573,412) – –
Wells Fargo Securities LLC ............................... 64,493 (64,493) – –
$ 19,047,206 $ (19,047,206) $ – $ –
North American Tech-Multimedia Networking
BNP Paribas SA ....................................... $ 1,018,992 $ (1,018,992) $ – $ –
BofA Securities, Inc. .................................... 840,816 (840,816) – –
Goldman Sachs & Co. LLC ............................... 8,732 (8,732) – –
HSBC Bank PLC ...................................... 886,855 (886,855) – –
J.P. Morgan Securities LLC ............................... 74,789 (74,789) – –
Morgan Stanley ....................................... 236,562 (236,562) – –
Toronto-Dominion Bank .................................. 864,269 (864,269) – –
$ 3,931,015 $ (3,931,015) $ – $ –
Semiconductor
Barclays Bank PLC ..................................... $ 9,192,089 $ (9,192,089) $ – $ –
BNP Paribas SA ....................................... 56,731,195 (56,731,195) – –
BofA Securities, Inc. .................................... 2,879,941 (2,879,941) – –
Citadel Clearing LLC .................................... 8,257,873 (8,257,873) – –
Goldman Sachs & Co. LLC ............................... 15,165,835 (15,165,835) – –

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except ( i ) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Semiconductor (continued)
J.P. Morgan Securities LLC ............................... 3,129,100 (3,129,100) – –
Morgan Stanley ....................................... 52,346,913 (52,346,913) – –
Natixis SA ........................................... 3,806,190 (3,806,190) – –
Nomura Securities International, Inc. ......................... 474,760 (474,760) – –
RBC Capital Markets LLC ................................ 62,682,796 (62,682,796) – –
Scotia Capital (USA), Inc. ................................ 180,975,107 (180,975,107) – –
SG Americas Securities LLC .............................. 867,868 (867,868) – –
State Street Bank & Trust Co. .............................. 3,869,855 (3,869,855) – –
Wells Fargo Bank N.A. .................................. 208,455 (208,455) – –
Wells Fargo Securities LLC ............................... 15,792 (15,792) – –
$ 400,603,769 $ (400,603,769) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.4800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.4560
Over $181 billion, up to and including $231 billion ............................................................................ 0.4332
Over $231 billion, up to and including $281 billion ............................................................................ 0.4116
Over $281 billion .................................................................................................. 0.3910

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
50
For its investment advisory services to each of the iShares Expanded Tech Sector ETF, iShares Expanded Tech-Software Sector ETF, iShares North American Natural
Resources ETF and iShares North American Tech-Multimedia Networking ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Semiconductor ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.4800%
Over $10 billion, up to and including $20 billion .............................................................................. 0.4300
Over $20 billion, up to and including $30 billion .............................................................................. 0.3800
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
Aggregate Average Daily Net Assets Investment Advisory Fees
First $10 billion ................................................................................................... 0.3500%
Over $10 billion, up to and including $20 billion .............................................................................. 0.3500
Over $20 billion, up to and including $30 billion .............................................................................. 0.3500
Over $30 billion, up to and including $40 billion .............................................................................. 0.3420
Over $40 billion ................................................................................................... 0.3078
iShares ETF Amounts
Biotechnology ........................................................................................................... $ 744,346
Expanded Tech Sector ..................................................................................................... 51,945
Expanded Tech-Software Sector ............................................................................................... 304,657
North American Natural Resources ............................................................................................. 15,636
North American Tech-Multimedia Networking ...................................................................................... 3,251
Semiconductor .......................................................................................................... 214,920

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Biotechnology ........................................................................ $ 104,206,177 $ 76,654,777 $ (23,953,694)
Expanded Tech Sector .................................................................. 329,189,141 203,798,832 16,612,858
Expanded Tech-Software Sector ............................................................ 91,089,637 97,749,174 (11,558,522)
North American Natural Resources .......................................................... 2,305,945 1,095,220 (57,446)
North American Tech-Multimedia Networking ................................................... 5,592,372 1,752,973 154,963
Semiconductor ....................................................................... 135,593,609 343,494,304 (839,437)
iShares ETF Purchases Sales
Biotechnology ........................................................................................ $ 576,852,917 $ 577,439,883
Expanded Tech Sector .................................................................................. 710,967,935 711,800,229
Expanded Tech-Software Sector ............................................................................ 447,379,941 451,220,477
North American Natural Resources .......................................................................... 27,599,587 27,981,066
North American Tech-Multimedia Networking ................................................................... 10,848,919 11,485,599
Semiconductor ....................................................................................... 1,157,019,483 1,156,795,692
iShares ETF
In-kind
Purchases
In-kind
Sales
Biotechnology ........................................................................................ $ 2,099,908,727 $ 2,751,743,876
Expanded Tech Sector .................................................................................. 111,474,784 151,537,171
Expanded Tech-Software Sector ............................................................................ 3,776,629,737 3,484,793,641
North American Natural Resources .......................................................................... 32,694,112 263,246,393
North American Tech-Multimedia Networking ................................................................... — 42,588,441
Semiconductor ....................................................................................... 9,785,475,922 9,676,191,169
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
Capital Losses
Biotechnology ......................................................................................... $ 2,690,738,576 $ 608,491
Expanded Tech Sector ................................................................................... 114,307,739 —
Expanded Tech-Software Sector ............................................................................. 441,797,378 485,074
North American Natural Resources ........................................................................... 498,272,318 —
North American Tech-Multimedia Networking .................................................................... 78,086,958 —
Semiconductor ........................................................................................ 721,302,528 —

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
52
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Line of Credit
The iShares Semiconductor ETF, along with certain other iShares funds (“Participating Funds”), is a party to a $800 million credit agreement (“Syndicated Credit Agreement”)
with a group of lenders, which expires on August 9, 2024. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings in certain target markets. The Funds may borrow up to the aggregate commitment amount subject to asset coverage and other limitations as specified in the Syndicated Credit Agreement. The Syndicated Credit Agreement has the following terms: a commitment fee of 0.15% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) Daily Simple Secured Overnight Financing Rate (“SOFR”) plus 0.10% and 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is generally allocated to each Participating Fund based on the lesser of a Participating Fund’s relative exposure to certain target markets or a Participating Fund’s maximum borrowing amount as set forth by the terms of the Syndicated Credit
Agreement.
During the six months ended September 30, 2023, the Fund did not borrow under the Syndicated Credit Agreement.
10. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Biotechnology ................................................... $ 11,213,370,383 $ 225,705,705 $ (3,708,523,852) $ (3,482,818,147)
Expanded Tech Sector .............................................. 2,789,066,806 650,561,205 (165,182,729) 485,378,476
Expanded Tech-Software Sector ....................................... 8,275,820,306 37,653,042 (1,500,046,261) (1,462,393,219)
North American Natural Resources ..................................... 668,361,392 48,554,868 (92,508,317) (43,953,449)
North American Tech-Multimedia Networking ............................... 75,783,918 3,054,685 (22,232,160) (19,177,475)
Semiconductor ................................................... 9,953,678,348 74,031,027 (1,153,981,327) (1,079,950,300)

Notes to Financial Statements
(unaudited) (continued)
53
Notes to Financial Statements
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
11. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Biotechnology
Shares sold 16,300,000 $ 2,105,561,077 47,300,000 $ 5,905,319,995
Shares redeemed (21,500,000) (2,758,819,893) (51,300,000) (6,370,788,441)
(5,200,000) $ (653,258,816) (4,000,000) $ (465,468,446)
Expanded Tech Sector
Shares sold 300,000 $ 111,696,101 950,000 $ 292,277,292
Shares redeemed (400,000) (151,955,816) (4,250,000) (1,261,444,843)
(100,000) $ (40,259,715) (3,300,000) $ (969,167,551)
Expanded Tech-Software Sector
Shares sold 11,250,000 $ 3,792,463,900 38,550,000 $ 10,559,918,140
Shares redeemed (10,450,000) (3,498,568,476) (36,550,000) (10,019,821,991)
800,000 $ 293,895,424 2,000,000 $ 540,096,149
North American Natural Resources
Shares sold 800,000 $ 32,834,635 8,300,000 $ 339,579,091
Shares redeemed (6,850,000) (264,410,152) (11,100,000) (422,788,296)
(6,050,000) $ (231,575,517) (2,800,000) $ (83,209,205)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
54
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
12. Subsequent Events
Management’s evaluation of the impact of all subsequent events on the Funds' financial statements was completed through the date the financial statements were available to be issued and the following items were noted:
Effective October 18, 2023, the Syndicated Credit Agreement to which the Participating Funds are party was amended to extend the maturity date to October 2024 under the same terms.
Effective November 3, 2023, iShares Biotechnology ETF and iShares Semiconductor ETF’s underlying indices changed their names from the ICE Biotechnology Index and
ICE Semiconductor Index to the NYSE Biotechnology Index and NYSE Semiconductor Index, respectively.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
North American Tech-Multimedia Networking
Shares sold — $ — 300,000 $ 21,073,892
Shares redeemed (650,000) (43,340,858) (1,000,000) (67,864,738)
(650,000) $ (43,340,858) (700,000) $ (46,790,846)
Semiconductor
Shares sold 20,200,000 $ 9,805,603,650 25,800,000 $ 9,899,375,994
Shares redeemed (19,900,000) (9,697,679,702) (27,250,000) (10,443,083,276)
300,000 $ 107,923,948 (1,450,000) $ (543,707,282)

Board Review and Approval of Investment Advisory Contract
55
Board Review and Approval of Investment Advisory Contract
iShares Biotechnology ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
56
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Expanded Tech Sector ETF , iShares Expanded Tech-Software Sector ETF, iShares North American Natural Resources ETF, iShares Semiconductor ETF
(each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund

Board Review and Approval of Investment Advisory Contract
(continued)
57
Board Review and Approval of Investment Advisory Contract
accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
58
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares North American Tech-Multimedia Networking ETF ( the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed

Board Review and Approval of Investment Advisory Contract
(continued)
59
Board Review and Approval of Investment Advisory Contract
to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
60
variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
61
Supplemental Information
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

General Information
2023
iShares Semi-Annual Report to Shareholders
62
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
63
Glossary of Terms Used in this Report
Portfolio Abbreviation
ADR American Depositary Receipts
CVR Contingent Value Rights
NVS Non-Voting Shares

iS-SAR-313-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow
Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the
iShares Funds. BlackRock is not affiliated with the companies listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca
iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca
iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Schedules of Investments
(unaudited)
................................................................................................. 8
Financial Statements:

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
4
iShares
®
S&P Mid-Cap 400 Growth ETF
Investment Objective
The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth Index
TM
(“the Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.66% 16.04% 5.43% 8.68% 16.04% 30.28% 129.97%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.62 15.96 5.41 8.67 15.96 30.16 129.72
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.74 16.21 5.63 8.89 16.21 31.51 134.46
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,016.60 $ 0.86 $ 1,000.00 $ 1,024.15 $ 0.86 0.17%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 24.7%
Consumer Discretionary ............................ 12.3
Financials ...................................... 11.1
Health Care .................................... 10.3
Information Technology ............................. 10.2
Energy ........................................ 9.2
Materials ...................................... 8.1
Real Estate ..................................... 4.5
Consumer Staples ................................ 4.4
Utilities ........................................ 3.5
Communication Services ............................ 1.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Hubbell, Inc. ..................................... 1.4%
Builders FirstSource , Inc. ............................ 1.3
Reliance Steel & Aluminum Co. ........................ 1.3
Deckers Outdoor Corp. .............................. 1.1
Carlisle Cos., Inc. ................................. 1.1
Watsco , Inc. ..................................... 1.1
RPM International, Inc. .............................. 1.0
Lattice Semiconductor Corp. .......................... 1.0
Dynatrace , Inc. ................................... 0.9
Neurocrine Biosciences, Inc. .......................... 0.9
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
5
Fund Summary
iShares
®
S&P Mid-Cap 400 Value ETF
Investment Objective
The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (1.00)% 14.37% 5.86% 8.42% 14.37% 32.95% 124.48%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.89) 14.31 5.86 8.42 14.31 32.93 124.51
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.93) 14.50 6.06 8.64 14.50 34.22 129.04
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 990.00 $ 0.90 $ 1,000.00 $ 1,024.10 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 19.4%
Financials ...................................... 18.5
Consumer Discretionary ............................ 17.1
Information Technology ............................. 11.2
Real Estate ..................................... 10.5
Health Care .................................... 6.2
Materials ...................................... 5.8
Consumer Staples ................................ 4.3
Utilities ........................................ 3.2
Energy ........................................ 2.1
Communication Services ............................ 1.7
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Jabil, Inc. ....................................... 1.6%
Equity LifeStyle Properties, Inc. ........................ 1.1
Chesapeake Energy Corp. ........................... 0.9
Reinsurance Group of America, Inc. ..................... 0.9
Regal Rexnord Corp. ............................... 0.9
Unum Group ..................................... 0.9
XPO, Inc. ....................................... 0.8
New York Community Bancorp, Inc. ..................... 0.8
Lithia Motors, Inc. ................................. 0.8
Toll Brothers, Inc. .................................. 0.8
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
6
iShares
®
S&P Small-Cap 600 Growth ETF
Investment Objective
The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the
Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.29% 9.46% 2.68% 8.34% 9.46% 14.16% 122.84%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.39 9.22 2.67 8.34 9.22 14.08 122.72
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.32 9.62 2.91 8.55 9.62 15.45 127.09
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,002.90 $ 0.90 $ 1,000.00 $ 1,024.10 $ 0.91 0.18%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 19.1%
Information Technology ............................. 18.2
Financials ...................................... 14.8
Health Care .................................... 13.3
Consumer Discretionary ............................ 8.8
Consumer Staples ................................ 6.4
Materials ...................................... 6.4
Energy ........................................ 5.5
Real Estate ..................................... 3.3
Utilities ........................................ 2.6
Communication Services ............................ 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Rambus, Inc. .................................... 1.2%
SPS Commerce, Inc. ............................... 1.2
Applied Industrial Technologies, Inc. ..................... 1.2
Ensign Group, Inc. (The) ............................. 1.2
Comfort Systems USA, Inc. ........................... 1.1
Axcelis Technologies, Inc. ............................ 1.0
Onto Innovation, Inc. ............................... 0.9
Fabrinet ........................................ 0.9
Aerojet Rocketdyne Holdings, Inc. ...................... 0.9
Diodes, Inc. ..................................... 0.9
(a)
Excludes money market funds.

About Fund Performance
7
About Fund Performance/Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
BWX Technologies, Inc. .............. 559,837 $ 41,976,578
Curtiss-Wright Corp. ................. 234,454 45,866,236
87,842,814
Automobile Components — 1.2%
Autoliv , Inc. ....................... 148,749 14,351,303
Fox Factory Holding Corp.
(a)(b)
.......... 259,323 25,693,723
Gentex Corp. ..................... 657,246 21,386,785
Visteon Corp.
(b)
.................... 172,598 23,830,606
85,262,417
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 497,181 16,436,804
Banks — 2.4%
Columbia Banking System, Inc. ......... 662,917 13,457,215
Commerce Bancshares, Inc. ........... 472,301 22,661,002
Cullen/Frost Bankers, Inc. ............. 262,961 23,984,673
East West Bancorp, Inc. .............. 441,652 23,279,477
First Financial Bankshares , Inc. ......... 417,917 10,498,075
First Horizon Corp. .................. 2,256,973 24,871,842
Glacier Bancorp, Inc. ................ 366,463 10,444,196
Hancock Whitney Corp. .............. 258,305 9,554,702
International Bancshares Corp. ......... 199,235 8,634,845
SouthState Corp. ................... 265,170 17,861,851
United Bankshares , Inc. .............. 397,568 10,968,901
176,216,779
Beverages — 0.9%
(a)(b)
Boston Beer Co., Inc. (The), Class A ...... 39,921 15,550,427
Celsius Holdings, Inc. ................ 301,202 51,686,263
67,236,690
Biotechnology — 2.9%
(b)
Arrowhead Pharmaceuticals, Inc.
(a)
....... 314,927 8,462,088
Exelixis , Inc. ...................... 1,948,720 42,579,532
Halozyme Therapeutics, Inc. ........... 807,451 30,844,628
Neurocrine Biosciences, Inc. ........... 597,700 67,241,250
United Therapeutics Corp. ............. 287,264 64,884,320
214,011,818
Broadline Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 185,219 14,295,202
Building Products — 5.4%
Advanced Drainage Systems, Inc. ....... 326,367 37,150,356
Builders FirstSource , Inc.
(a)(b)
........... 765,316 95,274,189
Carlisle Cos., Inc. .................. 305,540 79,214,300
Lennox International, Inc. ............. 121,293 45,416,951
Owens Corning .................... 296,918 40,502,584
Simpson Manufacturing Co., Inc. ........ 261,189 39,128,724
Trex Co., Inc.
(a)(b)
................... 352,176 21,704,607
UFP Industries, Inc. ................. 378,658 38,774,579
397,166,290
Capital Markets — 2.6%
Affiliated Managers Group, Inc. ......... 141,578 18,453,277
Evercore , Inc., Class A ............... 106,649 14,704,764
Federated Hermes, Inc., Class B ........ 372,261 12,608,480
Interactive Brokers Group, Inc., Class A .... 366,657 31,737,830
Jefferies Financial Group, Inc. .......... 1,081,736 39,623,990
Morningstar, Inc. ................... 159,255 37,303,891
SEI Investments Co. ................. 615,696 37,083,370
191,515,602
Security
Shares
Shares Value
Chemicals — 3.0%
Ashland, Inc. ...................... 210,133 $ 17,163,663
Axalta Coating Systems Ltd.
(a)(b)
......... 610,639 16,426,189
Cabot Corp. ...................... 342,375 23,716,316
Chemours Co. (The) ................. 516,612 14,490,967
NewMarket Corp. ................... 22,819 10,383,558
Olin Corp. ........................ 770,145 38,491,847
RPM International, Inc. ............... 789,891 74,889,566
Westlake Corp. .................... 195,384 24,358,523
219,920,629
Commercial Services & Supplies — 1.5%
Brink's Co. (The) ................... 133,555 9,701,435
Clean Harbors, Inc.
(a)(b)
............... 308,242 51,587,381
MSA Safety, Inc. ................... 124,364 19,605,985
Tetra Tech, Inc. .................... 185,765 28,241,853
109,136,654
Communications Equipment — 0.2%
Calix, Inc.
(a)(b)
...................... 361,274 16,560,800
Construction & Engineering — 1.8%
AECOM ......................... 458,519 38,075,418
EMCOR Group, Inc. ................. 288,500 60,697,515
Valmont Industries, Inc. ............... 128,615 30,894,609
129,667,542
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 216,869 36,113,026
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 332,302 8,865,817
FirstCash Holdings, Inc. .............. 226,396 22,725,631
SLM Corp. ....................... 1,383,778 18,847,056
50,438,504
Consumer Staples Distribution & Retail — 2.0%
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 468,788 33,457,399
Casey's General Stores, Inc. ........... 228,854 62,138,438
Performance Food Group Co.
(b)
......... 430,076 25,314,273
Sprouts Farmers Market, Inc.
(a)(b)
........ 336,917 14,420,048
US Foods Holding Corp.
(a)(b)
............ 389,291 15,454,853
150,785,011
Containers & Packaging — 1.9%
AptarGroup, Inc. ................... 188,820 23,610,053
Berry Global Group, Inc. .............. 318,057 19,690,909
Crown Holdings, Inc. ................ 287,999 25,482,151
Graphic Packaging Holding Co. ......... 1,335,050 29,744,914
Silgan Holdings, Inc. ................. 511,441 22,048,221
Sonoco Products Co. ................ 305,776 16,618,926
137,195,174
Diversified Consumer Services — 1.5%
Grand Canyon Education, Inc.
(a)(b)
........ 182,526 21,333,639
H&R Block, Inc. .................... 932,087 40,135,666
Service Corp. International ............ 923,353 52,760,391
114,229,696
Diversified Telecommunication Services — 0.5%
Iridium Communications, Inc. ........... 765,402 34,818,137
Electric Utilities — 1.0%
IDACORP, Inc. .................... 164,194 15,376,768
OGE Energy Corp. .................. 1,225,900 40,859,247
PNM Resources, Inc. ................ 325,651 14,527,291
70,763,306

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment — 2.6%
Acuity Brands, Inc. .................. 95,459 $ 16,257,622
Hubbell, Inc. ...................... 328,260 102,879,967
nVent Electric plc ................... 1,014,662 53,766,939
Sensata Technologies Holding plc ........ 363,397 13,743,675
Vicor Corp.
(a)(b)
..................... 59,129 3,482,107
190,130,310
Electronic Equipment, Instruments & Components — 1.9%
Belden, Inc.
(a)
..................... 258,888 24,995,637
Cognex Corp. ..................... 548,369 23,272,780
Crane NXT Co. .................... 147,746 8,210,245
Littelfuse , Inc. ..................... 94,461 23,362,095
National Instruments Corp. ............ 466,820 27,831,808
Novanta , Inc.
(a)(b)
................... 219,171 31,437,888
139,110,453
Energy Equipment & Services — 2.2%
ChampionX Corp.
(a)
................. 1,203,223 42,858,803
NOV, Inc. ........................ 2,410,197 50,373,117
Valaris Ltd.
(b)
...................... 389,459 29,201,636
Weatherford International plc
(b)
.......... 441,151 39,849,170
162,282,726
Entertainment — 0.4%
TKO Group Holdings, Inc.
(a)
............ 320,677 26,956,109
Financial Services — 0.8%
(a)(b)
Euronet Worldwide, Inc. .............. 141,972 11,269,737
WEX, Inc. ........................ 262,909 49,450,554
60,720,291
Food Products — 1.2%
Darling Ingredients, Inc.
(a)(b)
............ 976,199 50,957,588
Flowers Foods, Inc. ................. 741,523 16,446,980
Lancaster Colony Corp. .............. 124,656 20,571,980
87,976,548
Gas Utilities — 0.9%
National Fuel Gas Co. ............... 393,399 20,421,342
New Jersey Resources Corp. ........... 388,147 15,770,412
ONE Gas, Inc. ..................... 339,388 23,173,413
Spire, Inc. ........................ 157,764 8,926,287
68,291,454
Ground Transportation — 1.7%
Avis Budget Group, Inc.
(a)(b)
............ 120,926 21,729,193
Knight-Swift Transportation Holdings, Inc. .. 493,617 24,754,893
Landstar System, Inc. ................ 220,015 38,929,454
Saia, Inc.
(b)
....................... 92,576 36,905,422
122,318,962
Health Care Equipment & Supplies — 3.0%
(b)
Globus Medical, Inc., Class A
(a)
......... 718,370 35,667,070
Haemonetics Corp.
(a)
................ 310,394 27,805,094
Inari Medical, Inc.
(a)
................. 312,421 20,432,333
Lantheus Holdings, Inc.
(a)
............. 418,847 29,101,490
Masimo Corp. ..................... 171,082 15,000,470
Penumbra, Inc. .................... 148,215 35,854,691
QuidelOrtho Corp.
(a)
................. 165,961 12,121,791
Shockwave Medical, Inc. .............. 224,936 44,784,758
220,767,697
Health Care Providers & Services — 2.1%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 327,212 23,006,276
Chemed Corp. ..................... 62,752 32,612,214
Encompass Health Corp. ............. 282,203 18,952,753
HealthEquity , Inc.
(a)(b)
................ 523,144 38,215,669
Option Care Health, Inc.
(b)
............. 1,100,976 35,616,574
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Progyny , Inc.
(a)(b)
................... 187,684 $ 6,385,010
154,788,496
Health Care REITs — 0.3%
Omega Healthcare Investors, Inc. ........ 734,408 24,352,969
Health Care Technology — 0.1%
Doximity , Inc., Class A
(a)(b)
............. 453,259 9,618,156
Hotels, Restaurants & Leisure — 3.8%
Aramark ......................... 655,103 22,732,074
Boyd Gaming Corp. ................. 256,428 15,598,515
Choice Hotels International, Inc.
(a)
........ 91,247 11,178,670
Churchill Downs, Inc.
(a)
............... 417,009 48,389,724
Hilton Grand Vacations, Inc.
(a)(b)
......... 226,722 9,227,586
Light & Wonder, Inc., Class A
(a)(b)
........ 256,545 18,299,355
Planet Fitness, Inc., Class A
(b)
.......... 351,950 17,308,901
Texas Roadhouse, Inc. ............... 408,546 39,261,271
Vail Resorts, Inc. ................... 122,709 27,227,900
Wendy's Co. (The) .................. 1,037,604 21,177,498
Wingstop , Inc. ..................... 183,487 32,998,302
Wyndham Hotels & Resorts, Inc. ........ 268,171 18,648,611
282,048,407
Household Durables — 1.0%
Tempur Sealy International, Inc. ......... 1,053,724 45,668,398
TopBuild Corp.
(b)
................... 103,019 25,919,581
71,587,979
Independent Power and Renewable Electricity Producers — 0.8%
Ormat Technologies, Inc.
(a)
............ 193,555 13,533,366
Vistra Corp. ...................... 1,374,623 45,609,991
59,143,357
Industrial REITs — 1.3%
EastGroup Properties, Inc. ............ 152,831 25,450,946
First Industrial Realty Trust, Inc. ......... 412,840 19,647,056
Rexford Industrial Realty, Inc. .......... 720,237 35,543,696
STAG Industrial, Inc. ................ 494,853 17,077,377
97,719,075
Insurance — 3.8%
American Financial Group, Inc. ......... 182,319 20,359,563
Erie Indemnity Co., Class A, NVS ........ 152,663 44,850,863
Fidelity National Financial, Inc., Class A .... 232,155 9,588,001
Hanover Insurance Group, Inc. (The) ..... 129,073 14,324,522
Kinsale Capital Group, Inc.
(a)
........... 134,680 55,775,028
Primerica, Inc. ..................... 151,055 29,306,181
RenaissanceRe Holdings Ltd. .......... 175,431 34,721,303
RLI Corp. ........................ 245,591 33,373,361
Selective Insurance Group, Inc. ......... 370,713 38,246,460
280,545,282
Interactive Media & Services — 0.2%
ZoomInfo Technologies, Inc.
(a)(b)
......... 971,116 15,926,302
IT Services — 0.9%
GoDaddy , Inc., Class A
(a)(b)
............. 898,595 66,927,356
Leisure Products — 0.7%
Brunswick Corp. ................... 252,186 19,922,694
Polaris, Inc. ....................... 169,603 17,662,457
YETI Holdings, Inc.
(a)(b)
............... 291,729 14,067,172
51,652,323
Life Sciences Tools & Services — 1.4%
Bruker Corp. ...................... 355,314 22,136,062
Medpace Holdings, Inc.
(a)(b)
............ 142,171 34,423,864

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Repligen Corp.
(a)(b)
.................. 317,378 $ 50,466,276
107,026,202
Machinery — 4.9%
AGCO Corp. ...................... 197,811 23,397,085
Chart Industries, Inc.
(a)(b)
.............. 115,607 19,551,456
Crane Co. ........................ 149,177 13,252,884
Donaldson Co., Inc. ................. 474,936 28,325,183
Graco , Inc. ....................... 672,333 48,999,629
ITT, Inc. ......................... 231,155 22,632,386
Lincoln Electric Holdings, Inc. .......... 351,409 63,882,642
Middleby Corp. (The)
(a)(b)
.............. 157,483 20,157,824
RBC Bearings, Inc.
(a)(b)
............... 177,844 41,638,616
Timken Co. (The) ................... 195,914 14,397,720
Toro Co. (The) ..................... 635,979 52,849,855
Watts Water Technologies, Inc., Class A .... 87,151 15,061,436
364,146,716
Media — 0.7%
New York Times Co. (The), Class A ....... 500,546 20,622,495
Nexstar Media Group, Inc. ............. 203,996 29,246,907
49,869,402
Metals & Mining — 2.4%
Commercial Metals Co. ............... 400,296 19,778,625
MP Materials Corp., Class A
(a)(b)
......... 880,745 16,822,230
Reliance Steel & Aluminum Co. ......... 358,411 93,986,117
Royal Gold, Inc. .................... 402,064 42,751,465
Worthington Industries, Inc. ............ 91,199 5,637,922
178,976,359
Mortgage Real Estate Investment Trusts (REITs) — 0.8%
Annaly Capital Management, Inc. ........ 3,023,071 56,863,966
Multi-Utilities — 0.1%
Black Hills Corp. ................... 214,320 10,842,449
Office REITs — 0.1%
COPT Defense Properties ............. 358,173 8,535,263
Oil, Gas & Consumable Fuels — 6.9%
Antero Midstream Corp. .............. 2,084,541 24,972,801
Antero Resources Corp.
(b)
............. 1,728,251 43,863,010
Chord Energy Corp. ................. 193,192 31,310,627
Civitas Resources, Inc. ............... 522,235 42,233,145
CNX Resources Corp.
(a)(b)
............. 988,282 22,315,408
DT Midstream, Inc. .................. 593,110 31,387,381
Equitrans Midstream Corp. ............ 1,224,113 11,469,939
HF Sinclair Corp. ................... 391,712 22,300,164
Matador Resources Co. .............. 678,222 40,340,645
Murphy Oil Corp. ................... 907,991 41,177,392
Ovintiv , Inc. ....................... 1,195,958 56,891,722
PBF Energy, Inc., Class A ............. 673,276 36,040,464
Permian Resources Corp., Class A ....... 1,138,610 15,894,996
Range Resources Corp. .............. 1,477,247 47,877,575
Southwestern Energy Co.
(a)(b)
........... 6,741,743 43,484,242
511,559,511
Paper & Forest Products — 0.3%
Louisiana-Pacific Corp. ............... 392,798 21,709,945
Personal Care Products — 0.2%
BellRing Brands, Inc.
(b)
............... 329,506 13,585,532
Pharmaceuticals — 0.7%
Jazz Pharmaceuticals plc
(b)
............ 386,431 50,019,629
Security
Shares
Shares Value
Professional Services — 4.0%
CACI International, Inc., Class A
(a)(b)
...... 89,310 $ 28,037,088
Concentrix Corp.
(a)
.................. 264,450 21,185,090
ExlService Holdings, Inc.
(b)
............ 1,014,337 28,442,010
Exponent, Inc. ..................... 214,750 18,382,600
FTI Consulting, Inc.
(a)(b)
............... 208,282 37,159,592
Genpact Ltd. ...................... 581,977 21,067,567
Insperity , Inc. ...................... 221,784 21,646,118
KBR, Inc. ........................ 825,783 48,671,650
Paylocity Holding Corp.
(b)
............. 263,553 47,887,580
Science Applications International Corp. ... 220,148 23,234,420
295,713,715
Retail REITs — 0.8%
Agree Realty Corp. ................. 406,572 22,459,037
Brixmor Property Group, Inc. ........... 901,524 18,733,669
NNN REIT, Inc. .................... 591,738 20,912,021
62,104,727
Semiconductors & Semiconductor Equipment — 3.0%
Allegro MicroSystems , Inc.
(a)(b)
.......... 169,260 5,406,164
Amkor Technology, Inc. ............... 631,321 14,267,855
Cirrus Logic, Inc.
(a)(b)
................. 334,864 24,766,541
Lattice Semiconductor Corp.
(a)(b)
......... 843,661 72,495,790
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 330,218 26,939,184
Power Integrations, Inc. .............. 351,292 26,807,093
Silicon Laboratories, Inc.
(a)(b)
............ 103,737 12,022,081
Universal Display Corp. .............. 167,963 26,368,511
Wolfspeed , Inc.
(a)(b)
.................. 342,407 13,045,707
222,118,926
Software — 3.3%
Blackbaud , Inc.
(b)
................... 121,304 8,530,097
CommVault Systems, Inc.
(b)
............ 180,611 12,211,110
Dolby Laboratories, Inc., Class A ........ 178,530 14,150,288
Dropbox, Inc., Class A
(a)(b)
............. 1,578,380 42,979,287
Dynatrace , Inc.
(a)(b)
.................. 1,454,067 67,948,551
Envestnet , Inc.
(b)
................... 150,156 6,611,369
Manhattan Associates, Inc.
(a)(b)
.......... 218,926 43,272,913
Qualys , Inc.
(a)(b)
.................... 224,704 34,278,595
Teradata Corp.
(b)
................... 280,715 12,637,789
242,619,999
Specialized REITs — 1.8%
CubeSmart ....................... 743,036 28,331,963
Gaming & Leisure Properties, Inc. ....... 1,060,980 48,327,639
Lamar Advertising Co., Class A ......... 300,052 25,045,340
National Storage Affiliates Trust ......... 238,744 7,577,735
PotlatchDeltic Corp. ................. 278,273 12,630,812
Rayonier, Inc. ..................... 458,542 13,050,105
134,963,594
Specialty Retail — 2.1%
AutoNation, Inc.
(a)(b)
................. 75,905 11,492,017
Dick's Sporting Goods, Inc. ............ 191,765 20,821,844
Five Below, Inc.
(a)(b)
.................. 235,085 37,825,177
Murphy USA, Inc.
(a)
................. 119,490 40,833,318
Valvoline, Inc.
(a)
.................... 389,676 12,563,154
Williams-Sonoma, Inc. ............... 188,681 29,321,027
152,856,537
Technology Hardware, Storage & Peripherals — 0.8%
Super Micro Computer, Inc.
(a)(b)
.......... 223,600 61,315,592

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 1.6%
(b)
Crocs, Inc.
(a)
...................... 377,305 $ 33,289,620
Deckers Outdoor Corp. ............... 159,959 82,233,322
115,522,942
Trading Companies & Distributors — 1.6%
GATX Corp. ...................... 112,426 12,235,322
MSC Industrial Direct Co., Inc., Class A .... 144,937 14,225,567
Watsco , Inc. ...................... 205,277 77,537,228
WESCO International, Inc. ............. 121,738 17,508,359
121,506,476
Water Utilities — 0.7%
Essential Utilities, Inc. ................ 1,489,449 51,132,784
Total Long-Term Investments — 99.5%
(Cost: $6,437,284,289) ........................... 7,345,467,413
Short-Term Securities
Money Market Funds — 7.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 453,530,445 453,711,857
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 65,857,923 65,857,923
Total Short-Term Securities — 7.0%
(Cost: $519,279,864) ............................. 519,569,780
Total Investments — 106.5%
(Cost: $6,956,564,153 ) ........................... 7,865,037,193
Liabilities in Excess of Other Assets — (6.5)% ............ (480,387,984)
Net Assets — 100.0% ..............................
$ 7,384,649,209
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 464,469,730 $ — $ (10,810,496)
(a)
$ 33,703 $ 18,920 $ 453,711,857 453,530,445 $ 569,466
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 8,491,759 57,366,164
(a)
— — — 65,857,923 65,857,923 323,342 —
$ 33,703 $ 18,920 $ 519,569,780 $ 892,808 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
12
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 48 12/15/23 $ 12,098 $ (79,907)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 25,975,725 $ (1,017,041)
(c)
$ 25,053,654 0.4%
Monthly
JPMorgan Chase
Bank NA
(d)
02/08/24 66,858 (8,919)
(e)
58,120 0.0
$ (1,025,960) $ 25,111,774
(b) (d)
Range: 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(94,970) of net dividends and financing fees.
(d) JPMChase
(e)
Amount includes $(181) of net dividends and financing fees.
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 606,626 $ 25,053,654 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 25,053,654
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date February 8, 2024:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Software
$
Envestnet , Inc. ........... 1,320 $ 58,120 100.0%
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 58,120
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ — $ (1,025,960)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 79,907 $ — $ — $ — $ 79,907
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 1,025,960 — — — 1,025,960
$ — $ — $ 1,105,867 $ — $ — $ — $ 1,105,867
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 287,748 $ — $ — $ — $ 287,748
Swaps .............................. — — (425,636) — — — (425,636)
$ — $ — $ (137,888) $ — $ — $ — $ (137,888)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (374,907) $ — $ — $ — $ (374,907)
Swaps .............................. — — (1,046,589) — — — (1,046,589)
$ — $ — $ (1,421,496) $ — $ — $ — $ (1,421,496)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,245,670
Total return swaps
Average notional value ............................................................................................... $ 13,021,292
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 52,730
Swaps — OTC
(a)
.................................................................................... — 1,025,960
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ — $ 1,078,690
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (52,730)
Total derivative assets and liabilities subject to an MNA ............................................................
$ — $ 1,025,960
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Growth ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral pledged by the Fund:
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged Cash Collateral Pledged
Net Amount of
Derivative Liabilities
(b)
Goldman Sachs Bank USA ......................... $ 1,017,041 $ — $ — $ — $ 1,017,041
JPMorgan Chase Bank NA ......................... 8,919 — — — 8,919
$ 1,025,960 $ — $ — $ — $ 1,025,960
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,345,467,413 $ — $ — $ 7,345,467,413
Short-Term Securities
Money Market Funds ...................................... 519,569,780 — — 519,569,780
$ 7,865,037,193 $ — $ — $ 7,865,037,193
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (79,907) $ (1,025,960) $ — $ (1,105,867)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
Hexcel Corp. ...................... 528,160 $ 34,404,342
Woodward, Inc. .................... 377,790 46,944,186
81,348,528
Air Freight & Logistics — 0.7%
GXO Logistics, Inc.
(a)(b)
............... 743,699 43,617,946
Automobile Components — 2.3%
Adient plc
(b)
....................... 585,631 21,492,658
Autoliv, Inc. ....................... 323,090 31,171,723
Gentex Corp. ..................... 788,216 25,648,548
Goodyear Tire & Rubber Co. (The)
(b)
...... 1,772,562 22,032,946
Lear Corp. ....................... 367,341 49,297,162
149,643,037
Automobiles — 0.6%
Harley-Davidson, Inc. ................ 298,697 9,874,923
Thor Industries, Inc.
(a)
................ 333,331 31,709,778
41,584,701
Banks — 8.2%
Associated Banc-Corp. ............... 943,699 16,146,690
Bank OZK ....................... 657,964 24,390,725
Cadence Bank .................... 1,137,575 24,139,341
Columbia Banking System, Inc. ......... 626,413 12,716,184
Commerce Bancshares, Inc. ........... 227,114 10,896,930
Cullen/Frost Bankers, Inc. ............. 132,437 12,079,579
East West Bancorp, Inc. .............. 433,498 22,849,680
First Financial Bankshares, Inc. ......... 378,069 9,497,093
First Horizon Corp. .................. 1,188,256 13,094,581
FNB Corp. ....................... 2,243,683 24,209,340
Glacier Bancorp, Inc. ................ 318,915 9,089,078
Hancock Whitney Corp. .............. 274,828 10,165,888
Home BancShares, Inc. .............. 1,178,054 24,668,451
International Bancshares Corp. ......... 130,306 5,647,462
New York Community Bancorp, Inc. ...... 4,517,586 51,229,425
Old National Bancorp ................ 1,829,539 26,601,497
Pinnacle Financial Partners, Inc. ......... 479,969 32,177,122
Prosperity Bancshares, Inc. ............ 586,037 31,985,899
SouthState Corp. ................... 204,394 13,767,980
Synovus Financial Corp. .............. 913,972 25,408,422
Texas Capital Bancshares, Inc.
(a)(b)
....... 300,147 17,678,658
UMB Financial Corp. ................ 273,047 16,942,566
United Bankshares, Inc. .............. 436,741 12,049,684
Valley National Bancorp .............. 2,666,333 22,823,810
Webster Financial Corp. .............. 1,083,351 43,669,879
Wintrust Financial Corp. .............. 382,754 28,897,927
542,823,891
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A
(b)
..... 18,338 7,143,201
Coca-Cola Consolidated, Inc.
(a)
......... 29,305 18,647,358
25,790,559
Biotechnology — 0.1%
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 346,948 9,322,493
Broadline Retail — 0.9%
Kohl's Corp. ...................... 691,643 14,496,837
Macy's, Inc. ...................... 1,704,111 19,784,729
Nordstrom, Inc. .................... 606,623 9,062,948
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 197,073 15,210,094
58,554,608
Security
Shares
Shares Value
Building Products — 2.2%
Advanced Drainage Systems, Inc. ....... 99,711 $ 11,350,103
Fortune Brands Innovations, Inc. ........ 793,441 49,320,293
Lennox International, Inc. ............. 75,947 28,437,595
Owens Corning .................... 258,394 35,247,525
Trex Co., Inc.
(a)(b)
................... 319,053 19,663,236
144,018,752
Capital Markets — 1.8%
Affiliated Managers Group, Inc. ......... 74,605 9,724,016
Evercore, Inc., Class A ............... 108,985 15,026,852
Federated Hermes, Inc., Class B ........ 171,361 5,803,997
Interactive Brokers Group, Inc., Class A .... 294,311 25,475,560
Janus Henderson Group plc ........... 828,678 21,396,466
Stifel Financial Corp. ................ 653,112 40,127,201
117,554,092
Chemicals — 1.3%
Ashland, Inc. ...................... 105,881 8,648,360
Avient Corp. ...................... 569,523 20,115,552
Axalta Coating Systems Ltd.
(b)
.......... 762,458 20,510,120
Chemours Co. (The) ................. 398,599 11,180,702
NewMarket Corp. ................... 19,887 9,049,381
Scotts Miracle-Gro Co. (The) ........... 259,897 13,431,477
82,935,592
Commercial Services & Supplies — 1.1%
Brink's Co. (The) ................... 154,087 11,192,880
MSA Safety, Inc.
(a)
.................. 103,951 16,387,875
Stericycle, Inc.
(a)(b)
.................. 578,534 25,866,255
Tetra Tech, Inc. .................... 143,166 21,765,527
75,212,537
Communications Equipment — 1.0%
(b)
Ciena Corp. ...................... 934,807 44,178,979
Lumentum Holdings, Inc.
(a)
............ 429,576 19,408,244
63,587,223
Construction & Engineering — 1.8%
AECOM ......................... 399,027 33,135,202
Fluor Corp.
(a)(b)
..................... 896,470 32,900,449
MasTec, Inc.
(a)(b)
.................... 377,956 27,201,493
MDU Resources Group, Inc. ........... 1,273,334 24,931,880
118,169,024
Construction Materials — 0.2%
Knife River Corp.
(b)
.................. 318,333 15,544,200
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 1,352,759 36,091,610
Consumer Staples Distribution & Retail — 1.9%
(b)
BJ's Wholesale Club Holdings, Inc.
(a)
...... 361,286 25,784,982
Grocery Outlet Holding Corp.
(a)
.......... 617,646 17,819,087
Performance Food Group Co.
(a)
......... 537,004 31,608,055
Sprouts Farmers Market, Inc.
(a)
.......... 293,633 12,567,492
US Foods Holding Corp. .............. 1,022,658 40,599,523
128,379,139
Containers & Packaging — 2.0%
AptarGroup, Inc. ................... 217,525 27,199,326
Berry Global Group, Inc. .............. 413,544 25,602,509
Crown Holdings, Inc. ................ 460,190 40,717,611
Graphic Packaging Holding Co. ......... 557,448 12,419,941
Greif, Inc., Class A, NVS .............. 159,481 10,654,926
Sonoco Products Co. ................ 300,131 16,312,120
132,906,433

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services — 0.2%
Graham Holdings Co., Class B .......... 23,050 $ 13,438,150
Diversified Telecommunication Services — 0.3%
Frontier Communications Parent, Inc.
(a)(b)
... 1,383,043 21,644,623
Electric Utilities — 1.0%
ALLETE, Inc. ..................... 358,906 18,950,237
IDACORP, Inc. .................... 148,753 13,930,719
PNM Resources, Inc. ................ 203,974 9,099,280
Portland General Electric Co. ........... 632,140 25,589,027
67,569,263
Electrical Equipment — 2.2%
Acuity Brands, Inc. .................. 97,521 16,608,802
EnerSys ......................... 256,620 24,294,215
Regal Rexnord Corp.
(a)
............... 414,638 59,243,477
Sensata Technologies Holding plc ........ 581,381 21,987,829
Sunrun, Inc.
(a)(b)
.................... 1,358,030 17,056,857
Vicor Corp.
(a)(b)
..................... 79,331 4,671,803
143,862,983
Electronic Equipment, Instruments & Components — 5.5%
Arrow Electronics, Inc.
(a)(b)
............. 348,057 43,590,659
Avnet, Inc. ....................... 571,512 27,541,163
Cognex Corp. ..................... 517,121 21,946,615
Coherent Corp.
(b)
................... 813,712 26,559,560
Crane NXT Co. .................... 150,248 8,349,281
IPG Photonics Corp.
(a)(b)
.............. 186,595 18,946,856
Jabil, Inc.
(a)
....................... 818,390 103,845,507
Littelfuse, Inc. ..................... 59,146 14,627,989
National Instruments Corp. ............ 345,344 20,589,409
TD SYNNEX Corp. .................. 298,981 29,856,243
Vishay Intertechnology, Inc. ............ 793,791 19,622,514
Vontier Corp. ...................... 967,566 29,917,141
365,392,937
Financial Services — 2.2%
Essent Group Ltd. .................. 668,989 31,636,490
Euronet Worldwide, Inc.
(a)(b)
............ 150,581 11,953,120
MGIC Investment Corp. .............. 1,765,333 29,463,408
Voya Financial, Inc. ................. 661,435 43,952,356
Western Union Co. (The) ............. 2,114,247 27,865,775
144,871,149
Food Products — 1.3%
Flowers Foods, Inc. ................. 445,497 9,881,123
Ingredion, Inc. ..................... 413,569 40,695,190
Pilgrim's Pride Corp.
(a)(b)
.............. 252,043 5,754,142
Post Holdings, Inc.
(a)(b)
................ 317,722 27,241,484
83,571,939
Gas Utilities — 1.2%
National Fuel Gas Co. ............... 172,295 8,943,833
New Jersey Resources Corp. ........... 213,606 8,678,812
Southwest Gas Holdings, Inc. .......... 375,430 22,679,726
Spire, Inc. ........................ 166,984 9,447,955
UGI Corp. ........................ 1,309,858 30,126,734
79,877,060
Ground Transportation — 2.5%
Hertz Global Holdings, Inc.
(a)(b)
.......... 833,075 10,205,169
Knight-Swift Transportation Holdings, Inc. .. 504,280 25,289,642
Ryder System, Inc. .................. 284,677 30,446,205
Saia, Inc.
(b)
....................... 71,346 28,442,083
Werner Enterprises, Inc.
(a)
............. 396,373 15,438,728
XPO, Inc.
(b)
....................... 725,134 54,138,505
163,960,332
Security
Shares
Shares Value
Health Care Equipment & Supplies — 2.4%
(b)
Enovis Corp.
(a)
..................... 310,342 $ 16,364,334
Envista Holdings Corp.
(a)
.............. 1,024,380 28,559,714
ICU Medical, Inc.
(a)
.................. 126,773 15,087,255
Integra LifeSciences Holdings Corp. ...... 442,842 16,912,136
LivaNova plc ...................... 336,927 17,816,700
Masimo Corp.
(a)
.................... 102,829 9,016,047
Neogen Corp.
(a)
.................... 1,230,476 22,813,025
Penumbra, Inc.
(a)
................... 88,927 21,512,330
QuidelOrtho Corp.
(a)
................. 139,257 10,171,331
158,252,872
Health Care Providers & Services — 2.4%
Acadia Healthcare Co., Inc.
(b)
........... 242,065 17,019,590
Amedisys, Inc.
(b)
................... 204,052 19,058,457
Chemed Corp.
(a)
................... 30,168 15,678,310
Encompass Health Corp. ............. 338,438 22,729,496
Patterson Cos., Inc. ................. 532,102 15,771,503
Progyny, Inc.
(b)
..................... 327,322 11,135,494
R1 RCM, Inc.
(a)(b)
................... 1,231,269 18,555,224
Tenet Healthcare Corp.
(a)(b)
............. 634,891 41,832,968
161,781,042
Health Care REITs — 1.8%
Healthcare Realty Trust, Inc., Class A ..... 2,381,479 36,365,185
Medical Properties Trust, Inc.
(a)
.......... 3,741,754 20,392,559
Omega Healthcare Investors, Inc. ........ 780,895 25,894,478
Physicians Realty Trust ............... 1,491,036 18,175,729
Sabra Health Care REIT, Inc. ........... 1,445,796 20,154,396
120,982,347
Health Care Technology — 0.1%
Doximity, Inc., Class A
(a)(b)
............. 322,208 6,837,254
Hotel & Resort REITs — 0.3%
Park Hotels & Resorts, Inc. ............ 1,348,963 16,619,224
Hotels, Restaurants & Leisure — 3.0%
Aramark ......................... 963,073 33,418,633
Boyd Gaming Corp.
(a)
................ 182,282 11,088,214
Choice Hotels International, Inc.
(a)
........ 64,663 7,921,864
Hilton Grand Vacations, Inc.
(a)(b)
......... 222,835 9,069,385
Light & Wonder, Inc., Class A
(a)(b)
........ 307,667 21,945,887
Marriott Vacations Worldwide Corp. ....... 212,075 21,341,107
Penn Entertainment, Inc.
(a)(b)
........... 944,424 21,674,531
Planet Fitness, Inc., Class A
(b)
.......... 169,439 8,333,010
Travel + Leisure Co. ................. 462,242 16,978,149
Vail Resorts, Inc. ................... 115,716 25,676,223
Wyndham Hotels & Resorts, Inc. ........ 252,890 17,585,971
195,032,974
Household Durables — 2.5%
Helen of Troy Ltd.
(a)(b)
................ 150,689 17,564,310
KB Home ........................ 485,917 22,488,239
Leggett & Platt, Inc. ................. 832,853 21,162,795
Taylor Morrison Home Corp.
(a)(b)
......... 684,371 29,161,048
Toll Brothers, Inc. ................... 683,708 50,567,043
TopBuild Corp.
(b)
................... 93,330 23,481,828
164,425,263
Independent Power and Renewable Electricity Producers — 0.5%
Ormat Technologies, Inc.
(a)
............ 137,672 9,626,026
Vistra Corp. ...................... 756,170 25,089,721
34,715,747
Industrial REITs — 1.4%
EastGroup Properties, Inc. ............ 127,745 21,273,375
First Industrial Realty Trust, Inc. ......... 405,218 19,284,325
Rexford Industrial Realty, Inc. .......... 555,073 27,392,852

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Industrial REITs (continued)
STAG Industrial, Inc. ................ 617,885 $ 21,323,211
89,273,763
Insurance — 5.1%
American Financial Group, Inc. ......... 227,648 25,421,452
Brighthouse Financial, Inc.
(b)
........... 409,579 20,044,796
CNO Financial Group, Inc. ............. 706,562 16,766,716
Fidelity National Financial, Inc., Class A .... 207,349 8,563,514
First American Financial Corp. .......... 644,589 36,412,833
Hanover Insurance Group, Inc. (The) ..... 91,611 10,166,989
Kemper Corp. ..................... 376,505 15,824,505
Old Republic International Corp. ......... 1,655,263 44,592,785
Primerica, Inc. ..................... 69,347 13,454,011
Reinsurance Group of America, Inc. ...... 414,019 60,111,419
RenaissanceRe Holdings Ltd. .......... 140,816 27,870,303
Unum Group ...................... 1,149,836 56,560,433
335,789,756
Interactive Media & Services — 0.5%
(b)
Ziff Davis, Inc.
(a)
.................... 290,655 18,511,817
ZoomInfo Technologies, Inc. ........... 915,779 15,018,776
33,530,593
IT Services — 0.3%
Kyndryl Holdings, Inc.
(b)
............... 1,431,246 21,611,815
Leisure Products — 1.6%
Brunswick Corp. ................... 179,046 14,144,634
Mattel, Inc.
(b)
...................... 2,214,407 48,783,386
Polaris, Inc. ....................... 159,938 16,655,943
Topgolf Callaway Brands Corp.
(a)(b)
....... 894,287 12,376,932
YETI Holdings, Inc.
(a)(b)
............... 244,275 11,778,941
103,739,836
Life Sciences Tools & Services — 0.7%
Azenta, Inc.
(b)
..................... 376,139 18,878,416
Bruker Corp. ...................... 252,246 15,714,926
Sotera Health Co.
(a)(b)
................ 615,687 9,222,991
43,816,333
Machinery — 4.6%
AGCO Corp. ...................... 186,539 22,063,833
Chart Industries, Inc.
(a)(b)
.............. 144,350 24,412,472
Crane Co. ........................ 152,714 13,567,112
Donaldson Co., Inc. ................. 272,922 16,277,068
Esab Corp. ....................... 354,188 24,871,081
Flowserve Corp. ................... 820,428 32,628,422
Graco, Inc. ....................... 369,846 26,954,377
ITT, Inc. ......................... 277,217 27,142,316
Middleby Corp. (The)
(b)
............... 174,291 22,309,248
Oshkosh Corp. .................... 408,323 38,966,264
Terex Corp. ....................... 421,448 24,283,834
Timken Co. (The) ................... 208,425 15,317,153
Watts Water Technologies, Inc., Class A .... 82,188 14,203,730
302,996,910
Marine Transportation — 0.5%
Kirby Corp.
(b)
...................... 372,049 30,805,657
Media — 0.9%
Cable One, Inc.
(a)
................... 28,475 17,530,349
New York Times Co. (The), Class A ....... 511,358 21,067,949
TEGNA, Inc. ...................... 1,260,103 18,359,701
56,957,999
Metals & Mining — 2.3%
Alcoa Corp. ....................... 1,115,835 32,426,165
Cleveland-Cliffs, Inc.
(a)(b)
.............. 3,180,753 49,715,169
Security
Shares
Shares Value
Metals & Mining (continued)
Commercial Metals Co. ............... 321,312 $ 15,876,026
United States Steel Corp. ............. 1,394,178 45,282,901
Worthington Industries, Inc. ............ 96,919 5,991,533
149,291,794
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
Starwood Property Trust, Inc. ........... 1,857,984 35,951,990
Multi-Utilities — 0.4%
Black Hills Corp. ................... 201,427 10,190,192
Northwestern Energy Group, Inc. ........ 375,438 18,043,550
28,233,742
Office REITs — 1.1%
COPT Defense Properties ............. 336,220 8,012,122
Cousins Properties, Inc. .............. 949,032 19,331,782
Kilroy Realty Corp. .................. 666,762 21,076,347
Vornado Realty Trust ................ 1,000,825 22,698,711
71,118,962
Oil, Gas & Consumable Fuels — 2.1%
Chesapeake Energy Corp. ............ 703,471 60,660,304
Chord Energy Corp. ................. 62,393 10,112,034
Equitrans Midstream Corp. ............ 1,463,263 13,710,774
HF Sinclair Corp. ................... 509,311 28,995,075
Ovintiv, Inc. ....................... 364,951 17,360,719
Permian Resources Corp., Class A ....... 573,533 8,006,521
138,845,427
Personal Care Products — 0.7%
(a)(b)
BellRing Brands, Inc. ................ 484,934 19,993,829
Coty, Inc., Class A .................. 2,239,642 24,568,873
44,562,702
Pharmaceuticals — 0.4%
Perrigo Co. plc .................... 846,628 27,049,765
Professional Services — 1.9%
ASGN, Inc.
(b)
...................... 302,642 24,719,799
CACI International, Inc., Class A
(b)
....... 51,322 16,111,515
Exponent, Inc. ..................... 98,382 8,421,499
Genpact Ltd. ...................... 448,519 16,236,388
ManpowerGroup, Inc. ................ 310,027 22,731,180
Maximus, Inc. ..................... 380,078 28,384,225
Science Applications International Corp. ... 110,888 11,703,119
128,307,725
Real Estate Management & Development — 0.6%
Jones Lang LaSalle, Inc.
(a)(b)
............ 298,152 42,093,099
Residential REITs — 1.9%
Apartment Income REIT Corp. .......... 933,087 28,645,771
Equity LifeStyle Properties, Inc. ......... 1,164,771 74,207,560
Independence Realty Trust, Inc. ......... 1,403,251 19,743,742
122,597,073
Retail REITs — 1.6%
Agree Realty Corp. ................. 186,876 10,323,030
Brixmor Property Group, Inc. ........... 958,589 19,919,479
Kite Realty Group Trust ............... 1,371,724 29,382,328
NNN REIT, Inc. .................... 536,084 18,945,209
Spirit Realty Capital, Inc. .............. 883,733 29,631,568
108,201,614
Semiconductors & Semiconductor Equipment — 1.6%
Allegro MicroSystems, Inc.
(a)(b)
.......... 271,859 8,683,176
MKS Instruments, Inc. ............... 393,004 34,010,566
Silicon Laboratories, Inc.
(a)(b)
............ 93,759 10,865,731
Synaptics, Inc.
(a)(b)
.................. 247,141 22,104,291

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. .............. 100,776 $ 15,820,824
Wolfspeed, Inc.
(a)(b)
.................. 428,080 16,309,848
107,794,436
Software — 2.4%
ACI Worldwide, Inc.
(a)(b)
............... 679,037 15,319,075
Aspen Technology, Inc.
(b)
.............. 177,362 36,227,962
Blackbaud, Inc.
(a)(b)
.................. 145,672 10,243,655
CommVault Systems, Inc.
(b)
............ 90,435 6,114,310
Dolby Laboratories, Inc., Class A ........ 189,921 15,053,139
Envestnet, Inc.
(b)
................... 157,575 6,938,027
Manhattan Associates, Inc.
(a)(b)
.......... 161,957 32,012,421
NCR Corp.
(a)(b)
..................... 836,986 22,573,512
Teradata Corp.
(b)
................... 337,321 15,186,191
159,668,292
Specialized REITs — 1.8%
CubeSmart ....................... 646,629 24,655,964
EPR Properties .................... 470,996 19,565,174
Gaming & Leisure Properties, Inc. ....... 558,372 25,433,845
Lamar Advertising Co., Class A ......... 240,848 20,103,582
National Storage Affiliates Trust ......... 274,278 8,705,584
PotlatchDeltic Corp. ................. 213,880 9,708,013
Rayonier, Inc. ..................... 384,336 10,938,202
119,110,364
Specialty Retail — 3.6%
AutoNation, Inc.
(a)(b)
................. 90,744 13,738,642
Dick's Sporting Goods, Inc. ............ 195,907 21,271,582
Five Below, Inc.
(a)(b)
.................. 107,900 17,361,110
GameStop Corp., Class A
(a)(b)
........... 1,676,916 27,602,037
Gap, Inc. (The) .................... 1,335,114 14,192,262
Lithia Motors, Inc. .................. 172,343 50,898,058
Penske Automotive Group, Inc. ......... 122,035 20,387,167
RH
(a)(b)
.......................... 96,614 25,540,877
Valvoline, Inc.
(a)
.................... 468,207 15,094,994
Williams-Sonoma, Inc. ............... 208,819 32,450,472
238,537,201
Technology Hardware, Storage & Peripherals — 0.2%
Super Micro Computer, Inc.
(a)(b)
.......... 57,107 15,659,882
Textiles, Apparel & Luxury Goods — 2.4%
Capri Holdings Ltd.
(b)
................ 725,759 38,182,181
Carter's, Inc.
(a)
..................... 232,972 16,110,014
Columbia Sportswear Co. ............. 218,591 16,197,593
PVH Corp. ....................... 392,165 30,004,544
Skechers USA, Inc., Class A
(b)
.......... 840,194 41,127,497
Under Armour, Inc., Class A
(a)(b)
......... 1,179,870 8,082,109
Under Armour, Inc., Class C, NVS
(a)(b)
..... 1,241,594 7,921,370
157,625,308
Trading Companies & Distributors — 0.7%
GATX Corp. ...................... 106,250 11,563,188
MSC Industrial Direct Co., Inc., Class A .... 148,188 14,544,652
WESCO International, Inc. ............. 152,005 21,861,359
47,969,199
Total Long-Term Investments — 99.4%
(Cost: $6,933,671,630) ........................... 6,571,060,761
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 6.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 352,448,976 $ 352,589,955
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 73,187,402 73,187,402
Total Short-Term Securities — 6.4%
(Cost: $425,572,448) ............................. 425,777,357
Total Investments — 105.8%
(Cost: $7,359,244,078 ) ........................... 6,996,838,118
Liabilities in Excess of Other Assets — (5.8)% ............ (383,875,408)
Net Assets — 100.0% ..............................
$ 6,612,962,710
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
19
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 621,271,900 $ — $ (268,736,227)
(a)
$ 30,632 $ 23,650 $ 352,589,955 352,448,976 $ 1,398,604
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 24,164,805 49,022,597
(a)
— — — 73,187,402 73,187,402 498,411 —
$ 30,632 $ 23,650 $ 425,777,357 $ 1,897,015 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 59 12/15/23 $ 14,870 $ (391,399)
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 23,536,184 $ (918,866)
(c)
$ 22,700,710 0.4%
Monthly HSBC Bank plc
(d)
02/10/28 348,358 (1,976)
(e)
349,181 0.0
Monthly
JPMorgan Chase
Bank NA
(f)
10/11/23 2,796,136 145,542
(g)
2,883,652 0.0
$ (775,300) $ 25,933,543
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $(83,392) of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(2,799) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $58,026 of net dividends and financing fees.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
20
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Insurance
$
Fidelity National Financial, Inc. 549,654 $ 22,700,710 100.0%
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 22,700,710
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Cadence Bank ........... 4,341 92,116 26.4
Consumer Finance
Ally Financial, Inc. ......... 5,163 137,749 39.4
Insurance
Fidelity National Financial, Inc. 2,889 119,316 34.2
Total Reference Entity — Long ............ 349,181
Net Value of Reference Entity — HSBC Bank plc $ 349,181
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date October 11, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Financial Services
$
Western Union Co. (The) .... 218,790 2,883,652 100.0
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 2,883,652
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 145,542 $ (920,842)

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
Schedules of Investments
21
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments — Offsetting as of Period End
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 145,542 $ — $ — $ — $ 145,542
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 391,399 — — — 391,399
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 920,842 — — — 920,842
$ — $ — $ 1,312,241 $ — $ — $ — $ 1,312,241
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,048,279 $ — $ — $ — $ 1,048,279
Swaps .............................. — — 21,072 — — — 21,072
$ — $ — $ 1,069,351 $ — $ — $ — $ 1,069,351
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (917,580) $ — $ — $ — $ (917,580)
Swaps .............................. — — (759,211) — — — (759,211)
$ — $ — $ (1,676,791) $ — $ — $ — $ (1,676,791)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 14,045,430
Total return swaps
Average notional value ............................................................................................... $ 16,193,648
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 64,959
Swaps — OTC
(a)
.................................................................................... 145,542 920,842
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 145,542 $ 985,801
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (64,959)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 145,542 $ 920,842
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Mid-Cap 400 Value ETF
22
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
JPMorgan Chase Bank NA ......................... $ 145,542 $ — $ — $ (145,542) $ —
$ 145,542 $ — $ — $ (145,542) $ —
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
(c)
Goldman Sachs Bank USA ......................... $ 918,866 $ — $ — $ (780,000) $ 138,866
HSBC Bank plc ................................. 1,976 — — — 1,976
$ 920,842 $ — $ — $ (780,000) $ 140,842
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,571,060,761 $ — $ — $ 6,571,060,761
Short-Term Securities
Money Market Funds ...................................... 425,777,357 — — 425,777,357
$ 6,996,838,118 $ — $ — $ 6,996,838,118
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 145,542 $ — $ 145,542
Liabilities
Equity contracts ........................................... (391,399) (920,842) — (1,312,241)
$ (391,399) $ (775,300) $ — $ (1,166,699)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.2%
AeroVironment, Inc.
(a)(b)
............... 263,115 $ 29,345,216
Mercury Systems, Inc.
(a)(b)
............. 298,095 11,056,343
Moog, Inc., Class A ................. 175,849 19,863,903
60,265,462
Air Freight & Logistics — 0.6%
Forward Air Corp. .................. 257,906 17,728,458
Hub Group, Inc., Class A
(b)
............. 141,888 11,143,884
28,872,342
Automobile Components — 1.3%
Dorman Products, Inc.
(a)(b)
............. 284,436 21,548,871
Gentherm, Inc.
(b)
................... 201,986 10,959,761
LCI Industries ..................... 127,086 14,922,438
XPEL, Inc.
(a)(b)(c)
.................... 213,480 16,461,443
63,892,513
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 139,482 8,292,205
Banks — 9.7%
Ameris Bancorp .................... 397,902 15,275,458
Atlantic Union Bankshares Corp. ........ 270,773 7,792,847
Axos Financial, Inc.
(a)(b)
............... 284,323 10,764,469
BancFirst Corp. .................... 145,479 12,617,394
Bancorp, Inc. (The)
(a)(b)
............... 544,803 18,795,703
Bank of Hawaii Corp. ................ 200,208 9,948,335
Banner Corp. ..................... 344,714 14,608,979
Berkshire Hills Bancorp, Inc. ........... 234,697 4,705,675
Cathay General Bancorp .............. 257,640 8,955,566
City Holding Co. ................... 150,083 13,559,999
Community Bank System, Inc. .......... 302,256 12,758,226
Customers Bancorp, Inc.
(b)
............. 141,328 4,868,750
CVB Financial Corp. ................. 1,328,642 22,015,598
Dime Community Bancshares, Inc. ....... 350,729 7,000,551
FB Financial Corp. .................. 176,142 4,995,387
First Bancorp ..................... 2,009,803 30,667,207
First Commonwealth Financial Corp. ...... 560,379 6,842,228
First Financial Bancorp ............... 521,860 10,228,456
First Hawaiian, Inc. ................. 666,015 12,021,571
Fulton Financial Corp. ................ 679,180 8,224,870
Hanmi Financial Corp. ............... 303,819 4,930,982
Heritage Financial Corp. .............. 345,035 5,627,521
Independent Bank Corp. .............. 220,988 10,848,301
Lakeland Financial Corp. .............. 255,266 12,114,924
National Bank Holdings Corp., Class A .... 245,568 7,308,104
NBT Bancorp, Inc. .................. 472,455 14,972,099
Northfield Bancorp, Inc. .............. 214,570 2,027,686
Northwest Bancshares, Inc. ............ 663,332 6,785,886
OFG Bancorp ..................... 473,015 14,124,228
Park National Corp. ................. 144,291 13,638,385
Pathward Financial, Inc. .............. 189,383 8,728,662
Preferred Bank .................... 129,099 8,036,413
S&T Bancorp, Inc. .................. 264,421 7,160,521
Seacoast Banking Corp. of Florida ....... 461,156 10,126,986
ServisFirst Bancshares, Inc. ........... 491,611 25,647,346
Southside Bancshares, Inc. ............ 165,361 4,745,861
Stellar Bancorp, Inc. ................. 470,838 10,038,266
Tompkins Financial Corp. ............. 80,268 3,932,329
Triumph Financial, Inc.
(a)(b)
............. 132,531 8,586,683
TrustCo Bank Corp. ................. 125,279 3,418,864
Trustmark Corp. ................... 419,764 9,121,472
United Community Banks, Inc. .......... 772,742 19,635,374
Veritex Holdings, Inc. ................ 261,267 4,689,743
Washington Federal, Inc. .............. 341,809 8,757,147
Security
Shares
Shares Value
Banks (continued)
Westamerica Bancorp ............... 265,717 $ 11,492,260
473,143,312
Beverages — 0.5%
MGP Ingredients, Inc.
(a)
............... 156,882 16,547,913
National Beverage Corp.
(b)
............. 159,286 7,489,628
24,037,541
Biotechnology — 2.5%
(b)
Arcus Biosciences, Inc.
(a)
.............. 538,404 9,664,352
Avid Bioservices, Inc.
(a)
............... 434,548 4,102,133
Catalyst Pharmaceuticals, Inc.
(a)
......... 1,005,569 11,755,101
Cytokinetics, Inc.
(a)
.................. 963,515 28,385,152
Dynavax Technologies Corp.
(a)
.......... 1,292,713 19,093,371
Ironwood Pharmaceuticals, Inc., Class A ... 868,210 8,360,862
iTeos Therapeutics, Inc. .............. 267,139 2,925,172
REGENXBIO, Inc. .................. 405,921 6,681,460
Vericel Corp.
(a)
..................... 272,559 9,136,178
Vir Biotechnology, Inc. ............... 862,370 8,080,406
Xencor, Inc. ...................... 608,362 12,258,494
120,442,681
Building Products — 1.8%
AAON, Inc.
(a)
...................... 679,849 38,663,013
Apogee Enterprises, Inc. .............. 126,308 5,946,581
Griffon Corp. ...................... 411,038 16,305,877
Insteel Industries, Inc. ................ 90,228 2,928,801
PGT Innovations, Inc.
(a)(b)
.............. 585,659 16,252,037
Quanex Building Products Corp. ......... 188,524 5,310,721
85,407,030
Capital Markets — 1.9%
Artisan Partners Asset Management, Inc.,
Class A ....................... 211,159 7,901,570
Avantax, Inc.
(b)
..................... 368,954 9,437,843
B Riley Financial, Inc. ................ 81,492 3,340,357
Brightsphere Investment Group, Inc. ...... 169,696 3,290,405
Donnelley Financial Solutions, Inc.
(a)(b)
..... 125,090 7,040,065
Moelis & Co., Class A ................ 182,220 8,223,589
Piper Sandler Cos. .................. 150,693 21,897,200
StoneX Group, Inc.
(b)
................ 179,496 17,396,752
Virtus Investment Partners, Inc. ......... 34,909 7,051,269
WisdomTree, Inc. ................... 635,351 4,447,457
90,026,507
Chemicals — 3.8%
American Vanguard Corp. ............. 274,999 3,005,739
Balchem Corp. .................... 323,587 40,137,732
Hawkins, Inc. ..................... 192,726 11,341,925
HB Fuller Co. ..................... 346,038 23,741,667
Ingevity Corp.
(b)
.................... 338,124 16,098,084
Innospec, Inc. ..................... 249,576 25,506,667
Livent Corp.
(a)(b)
.................... 1,803,768 33,207,369
Quaker Chemical Corp. .............. 139,087 22,253,920
Stepan Co. ....................... 138,526 10,385,294
185,678,397
Commercial Services & Supplies — 0.7%
Brady Corp., Class A, NVS ............ 299,527 16,450,023
Liquidity Services, Inc.
(b)
.............. 122,364 2,156,054
UniFirst Corp. ..................... 89,442 14,579,940
33,186,017
Communications Equipment — 1.9%
ADTRAN Holdings, Inc. .............. 491,035 4,041,218
Clearfield, Inc.
(a)(b)
................... 130,516 3,740,589
Digi International, Inc.
(a)(b)
............. 361,014 9,747,378

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment (continued)
Extreme Networks, Inc.
(b)
.............. 1,282,455 $ 31,048,235
Harmonic, Inc.
(a)(b)
.................. 1,123,271 10,817,100
NetScout Systems, Inc.
(b)
............. 724,137 20,290,319
Viavi Solutions, Inc.
(a)(b)
............... 1,160,994 10,611,485
90,296,324
Construction & Engineering — 2.3%
Arcosa, Inc. ...................... 323,014 23,224,707
Comfort Systems USA, Inc. ............ 359,017 61,180,087
Dycom Industries, Inc.
(a)(b)
............. 200,144 17,812,816
MYR Group, Inc.
(b)
.................. 83,858 11,300,704
113,518,314
Consumer Staples Distribution & Retail — 0.2%
Andersons, Inc. (The) ................ 139,066 7,163,289
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 219,683 4,652,886
11,816,175
Containers & Packaging — 0.4%
Myers Industries, Inc. ................ 369,455 6,624,328
O-I Glass, Inc.
(b)
.................... 715,902 11,977,041
18,601,369
Diversified Consumer Services — 1.4%
Adtalem Global Education, Inc.
(a)(b)
....... 416,970 17,867,164
Frontdoor, Inc.
(b)
.................... 419,296 12,826,265
Mister Car Wash, Inc.
(a)(b)
.............. 458,964 2,528,892
Perdoceo Education Corp. ............. 414,865 7,094,191
Strategic Education, Inc. .............. 125,926 9,475,932
Stride, Inc.
(b)
...................... 406,047 18,284,296
68,076,740
Diversified REITs — 0.1%
Armada Hoffler Properties, Inc. ......... 443,316 4,539,556
Diversified Telecommunication Services — 0.4%
ATN International, Inc. ............... 106,875 3,372,975
Cogent Communications Holdings, Inc. .... 257,635 15,947,606
19,320,581
Electric Utilities — 0.4%
Otter Tail Corp. .................... 255,374 19,387,994
Electrical Equipment — 0.7%
(a)
Encore Wire Corp. .................. 168,669 30,775,346
SunPower Corp.
(b)
.................. 485,232 2,993,881
33,769,227
Electronic Equipment, Instruments & Components — 4.6%
Advanced Energy Industries, Inc.
(a)
....... 377,896 38,968,635
Arlo Technologies, Inc.
(b)
.............. 472,007 4,861,672
Badger Meter, Inc.
(a)
................. 294,260 42,335,186
CTS Corp. ....................... 314,705 13,135,787
ePlus, Inc.
(b)
...................... 129,779 8,243,562
Fabrinet
(b)
........................ 364,307 60,700,832
Methode Electronics, Inc. ............. 188,126 4,298,679
OSI Systems, Inc.
(b)
................. 78,777 9,298,837
Plexus Corp.
(a)(b)
.................... 275,822 25,645,930
Sanmina Corp.
(b)
................... 264,214 14,341,536
221,830,656
Energy Equipment & Services — 2.4%
Core Laboratories, Inc.
(a)
.............. 224,889 5,399,585
Dril-Quip, Inc.
(a)(b)
................... 181,794 5,121,137
Helmerich & Payne, Inc. .............. 578,800 24,402,208
Liberty Energy, Inc., Class A ........... 466,886 8,646,729
Nabors Industries Ltd.
(b)
.............. 61,236 7,540,601
Oceaneering International, Inc.
(b)
........ 728,288 18,731,567
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Patterson-UTI Energy, Inc. ............ 2,187,605 $ 30,276,453
RPC, Inc. ........................ 854,455 7,638,828
US Silica Holdings, Inc.
(b)
............. 448,926 6,302,921
114,060,029
Entertainment — 0.5%
Madison Square Garden Sports Corp. ..... 127,029 22,395,213
Financial Services — 1.5%
EVERTEC, Inc. .................... 421,648 15,676,873
Jackson Financial, Inc., Class A
(a)
........ 113,018 4,319,548
Mr Cooper Group, Inc.
(a)(b)
............. 670,952 35,936,189
NMI Holdings, Inc., Class A
(b)
........... 421,178 11,409,712
Payoneer Global, Inc.
(b)
............... 927,878 5,678,613
73,020,935
Food Products — 2.9%
Cal-Maine Foods, Inc. ................ 407,990 19,754,876
Hostess Brands, Inc., Class A
(b)
......... 1,333,492 44,418,619
J & J Snack Foods Corp. .............. 154,888 25,347,421
John B Sanfilippo & Son, Inc. ........... 54,845 5,418,686
Simply Good Foods Co. (The)
(b)
......... 909,232 31,386,689
Tootsie Roll Industries, Inc. ............ 174,748 5,217,975
TreeHouse Foods, Inc.
(a)(b)
............. 242,021 10,547,275
142,091,541
Gas Utilities — 0.4%
Chesapeake Utilities Corp. ............ 119,679 11,698,622
Northwest Natural Holding Co. .......... 231,666 8,840,375
20,538,997
Ground Transportation — 0.3%
Heartland Express, Inc. ............... 299,110 4,393,926
Marten Transport Ltd. ................ 579,363 11,419,245
15,813,171
Health Care Equipment & Supplies — 2.6%
CONMED Corp.
(a)
.................. 151,181 15,246,604
Embecta Corp. .................... 270,625 4,072,906
Glaukos Corp.
(a)(b)
................... 327,155 24,618,414
LeMaitre Vascular, Inc. ............... 137,221 7,475,800
Merit Medical Systems, Inc.
(b)
........... 578,472 39,926,137
STAAR Surgical Co.
(a)(b)
............... 331,014 13,300,143
Tandem Diabetes Care, Inc.
(a)(b)
......... 391,906 8,139,888
UFP Technologies, Inc.
(a)(b)
............. 70,538 11,388,360
124,168,252
Health Care Providers & Services — 3.5%
AdaptHealth Corp.
(a)(b)
................ 819,643 7,458,751
Addus HomeCare Corp.
(b)
............. 162,747 13,864,417
Agiliti, Inc.
(a)(b)
..................... 154,131 1,000,310
AMN Healthcare Services, Inc.
(a)(b)
....... 381,279 32,477,345
CorVel Corp.
(b)
..................... 59,175 11,636,764
Cross Country Healthcare, Inc.
(a)(b)
....... 337,787 8,373,740
Ensign Group, Inc. (The)
(a)
............. 564,079 52,419,861
Fulgent Genetics, Inc.
(a)(b)
............. 91,914 2,457,780
Premier, Inc., Class A ................ 310,743 6,680,975
Privia Health Group, Inc.
(a)(b)
............ 1,024,818 23,570,814
US Physical Therapy, Inc. ............. 91,757 8,416,870
168,357,627
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 619,022 12,689,951
Community Healthcare Trust, Inc. ........ 148,745 4,417,726
LTC Properties, Inc. ................. 270,150 8,679,920
Universal Health Realty Income Trust ..... 83,283 3,367,132
29,154,729

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology — 1.1%
Certara, Inc.
(a)(b)
.................... 623,176 $ 9,060,979
HealthStream, Inc. .................. 156,311 3,373,191
NextGen Healthcare, Inc.
(a)(b)
........... 544,845 12,929,172
Schrodinger, Inc.
(a)(b)
................. 240,961 6,811,968
Simulations Plus, Inc. ................ 107,202 4,470,323
Veradigm, Inc.
(a)(b)
................... 1,096,623 14,409,626
51,055,259
Hotel & Resort REITs — 0.2%
Apple Hospitality REIT, Inc. ............ 747,483 11,466,389
Hotels, Restaurants & Leisure — 1.8%
Bloomin' Brands, Inc. ................ 507,023 12,467,695
Chuy's Holdings, Inc.
(a)(b)
.............. 98,089 3,490,007
Dave & Buster's Entertainment, Inc.
(b)
..... 192,994 7,154,288
Dine Brands Global, Inc. .............. 93,660 4,631,487
Golden Entertainment, Inc. ............ 132,561 4,530,935
Jack in the Box, Inc. ................. 201,820 13,937,689
Monarch Casino & Resort, Inc. .......... 134,501 8,352,512
Papa John's International, Inc.
(a)
......... 147,859 10,086,941
Sabre Corp.
(a)(b)
.................... 1,267,512 5,691,129
Shake Shack, Inc., Class A
(b)
........... 199,423 11,580,494
Six Flags Entertainment Corp.
(b)
......... 309,118 7,267,364
89,190,541
Household Durables — 1.2%
Cavco Industries, Inc.
(a)(b)
.............. 80,993 21,516,600
Ethan Allen Interiors, Inc. ............. 229,044 6,848,416
Green Brick Partners, Inc.
(a)(b)
........... 255,058 10,587,457
Installed Building Products, Inc. ......... 156,209 19,508,942
58,461,415
Household Products — 0.6%
Central Garden & Pet Co.
(a)(b)
........... 46,480 2,051,627
Central Garden & Pet Co., Class A, NVS
(b)
.. 197,505 7,917,976
WD-40 Co.
(a)
...................... 88,484 17,983,488
27,953,091
Industrial REITs — 0.4%
Innovative Industrial Properties, Inc. ...... 281,433 21,293,221
Insurance — 1.7%
American Equity Investment Life Holding Co. 322,833 17,316,762
AMERISAFE, Inc. .................. 105,878 5,301,311
Assured Guaranty Ltd. ............... 284,826 17,237,670
Employers Holdings, Inc. .............. 131,774 5,264,371
Goosehead Insurance, Inc., Class A
(a)(b)
.... 136,726 10,190,189
Palomar Holdings, Inc.
(b)
.............. 248,331 12,602,798
Safety Insurance Group, Inc. ........... 84,071 5,732,802
Trupanion, Inc.
(a)(b)
.................. 357,109 10,070,474
83,716,377
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A
(b)
.............. 435,468 7,629,400
Cars.com, Inc.
(a)(b)
.................. 620,429 10,460,433
QuinStreet, Inc.
(b)
................... 268,327 2,406,893
Shutterstock, Inc. ................... 116,539 4,434,309
Yelp, Inc.
(a)(b)
...................... 400,009 16,636,374
41,567,409
IT Services — 0.2%
Perficient, Inc.
(a)(b)
................... 199,176 11,524,323
Leisure Products — 0.3%
Sturm Ruger & Co., Inc. .............. 108,508 5,655,437
Vista Outdoor, Inc.
(a)(b)
................ 261,984 8,676,910
14,332,347
Security
Shares
Shares Value
Life Sciences Tools & Services — 0.2%
BioLife Solutions, Inc.
(a)(b)
.............. 344,836 $ 4,762,185
Cytek Biosciences, Inc.
(a)(b)
............ 434,882 2,400,548
Mesa Laboratories, Inc.
(a)
............. 31,829 3,344,273
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(b)(d)
................. 76,503 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(b)(d)
................. 76,503 1
10,507,008
Machinery — 6.4%
Alamo Group, Inc. .................. 75,683 13,082,563
Albany International Corp., Class A ....... 312,938 27,000,291
Enerpac Tool Group Corp., Class A ....... 371,650 9,822,709
EnPro Industries, Inc. ................ 209,810 25,426,874
ESCO Technologies, Inc. ............. 175,970 18,378,307
Federal Signal Corp. ................ 612,176 36,565,272
Franklin Electric Co., Inc. ............. 399,310 35,630,431
Hillenbrand, Inc. ................... 701,724 29,689,942
Lindsay Corp. ..................... 110,495 13,003,052
Mueller Industries, Inc. ............... 569,881 42,832,256
SPX Technologies, Inc.
(b)
.............. 283,699 23,093,099
Standex International Corp. ............ 80,870 11,781,950
Titan International, Inc.
(a)(b)
............. 516,255 6,933,305
Trinity Industries, Inc. ................ 484,717 11,802,859
Wabash National Corp. ............... 273,598 5,778,390
310,821,300
Marine Transportation — 0.7%
Matson, Inc. ...................... 354,189 31,423,648
Media — 0.2%
TechTarget, Inc.
(a)(b)
................. 254,103 7,714,567
Metals & Mining — 1.6%
ATI, Inc.
(a)(b)
....................... 800,163 32,926,708
Haynes International, Inc. ............. 85,752 3,989,183
Kaiser Aluminum Corp. ............... 160,720 12,095,787
Materion Corp.
(a)
................... 118,064 12,031,902
TimkenSteel Corp.
(b)
................. 167,388 3,635,667
Warrior Met Coal, Inc. ................ 292,373 14,934,413
79,613,660
Mortgage Real Estate Investment Trusts (REITs) — 0.4%
ARMOUR Residential REIT, Inc. ......... 2,291,497 9,738,862
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 430,098 9,118,078
Invesco Mortgage Capital, Inc. .......... 199,209 1,994,082
20,851,022
Multi-Utilities — 0.1%
Unitil Corp. ....................... 161,513 6,898,220
Oil, Gas & Consumable Fuels — 3.8%
California Resources Corp.
(a)
........... 188,683 10,568,135
Callon Petroleum Co.
(a)(b)
.............. 280,473 10,972,104
Comstock Resources, Inc. ............. 922,371 10,173,752
CONSOL Energy, Inc. ................ 288,925 30,311,122
CVR Energy, Inc. ................... 160,937 5,476,686
Dorian LPG Ltd. .................... 340,542 9,783,772
Northern Oil & Gas, Inc. .............. 840,290 33,804,867
REX American Resources Corp.
(b)
....... 151,850 6,183,332
SM Energy Co. .................... 1,191,030 47,224,339
Talos Energy, Inc.
(a)(b)
................ 544,619 8,953,536
Vital Energy, Inc.
(a)(b)
................. 167,989 9,309,950
182,761,595

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products — 0.2%
Mercer International, Inc. .............. 187,479 $ 1,608,570
Sylvamo Corp. .................... 203,583 8,945,437
10,554,007
Passenger Airlines — 0.1%
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 404,771 6,006,802
Personal Care Products — 2.1%
Edgewell Personal Care Co. ........... 244,796 9,047,660
elf Beauty, Inc.
(a)(b)
.................. 546,575 60,030,332
Inter Parfums, Inc. .................. 179,539 24,119,269
Medifast, Inc. ..................... 109,291 8,180,432
101,377,693
Pharmaceuticals — 2.6%
(b)
Amphastar Pharmaceuticals, Inc.
(a)
....... 382,480 17,590,255
ANI Pharmaceuticals, Inc.
(a)
............ 83,621 4,855,035
Collegium Pharmaceutical, Inc. ......... 348,619 7,791,635
Corcept Therapeutics, Inc.
(a)
........... 905,737 24,676,805
Harmony Biosciences Holdings, Inc.
(a)
..... 337,237 11,051,256
Innoviva, Inc.
(a)
.................... 574,972 7,468,886
Ligand Pharmaceuticals, Inc. ........... 88,418 5,298,007
Pacira BioSciences, Inc. .............. 465,879 14,293,168
Prestige Consumer Healthcare, Inc. ...... 348,050 19,904,979
Supernus Pharmaceuticals, Inc. ......... 547,940 15,106,706
128,036,732
Professional Services — 1.5%
CSG Systems International, Inc. ......... 305,270 15,605,403
Korn Ferry ....................... 258,155 12,246,873
NV5 Global, Inc.
(a)(b)
................. 127,588 12,277,793
TTEC Holdings, Inc. ................. 94,174 2,469,242
Verra Mobility Corp., Class A
(b)
.......... 1,702,958 31,845,315
74,444,626
Real Estate Management & Development — 0.8%
eXp World Holdings, Inc.
(a)
............. 208,813 3,391,123
Kennedy-Wilson Holdings, Inc. .......... 428,107 6,310,297
Marcus & Millichap, Inc. .............. 239,336 7,022,118
St. Joe Co. (The) ................... 357,380 19,416,456
36,139,994
Residential REITs — 0.2%
NexPoint Residential Trust, Inc. ......... 121,805 3,919,685
Veris Residential, Inc. ................ 450,192 7,428,168
11,347,853
Retail REITs — 1.0%
Getty Realty Corp.
(a)
................. 295,201 8,185,924
Phillips Edison & Co., Inc. ............. 506,679 16,994,014
Saul Centers, Inc. .................. 73,179 2,581,023
Tanger Factory Outlet Centers, Inc. ....... 580,620 13,122,012
Urban Edge Properties ............... 602,173 9,189,160
50,072,133
Semiconductors & Semiconductor Equipment — 6.9%
Alpha & Omega Semiconductor Ltd.
(b)
..... 224,822 6,708,689
Axcelis Technologies, Inc.
(b)
............ 329,378 53,705,083
CEVA, Inc.
(b)
...................... 145,681 2,824,755
Cohu, Inc.
(b)
...................... 315,310 10,859,276
Diodes, Inc.
(b)
..................... 459,175 36,201,357
Kulicke & Soffa Industries, Inc.
(a)
......... 566,810 27,563,970
MaxLinear, Inc.
(a)(b)
.................. 739,960 16,464,110
Onto Innovation, Inc.
(a)(b)
.............. 492,467 62,799,392
PDF Solutions, Inc.
(b)
................ 306,139 9,918,904
Photronics, Inc.
(a)(b)
.................. 627,482 12,681,411
Rambus, Inc.
(a)(b)
................... 1,095,329 61,108,405
SiTime Corp.
(a)(b)
................... 92,689 10,589,718
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ultra Clean Holdings, Inc.
(b)
............ 246,744 $ 7,320,894
Veeco Instruments, Inc.
(a)(b)
............ 565,535 15,897,189
334,643,153
Software — 4.6%
A10 Networks, Inc. .................. 699,209 10,509,111
Agilysys, Inc.
(b)
.................... 203,579 13,468,787
Alarm.com Holdings, Inc.
(a)(b)
........... 500,898 30,624,904
Consensus Cloud Solutions, Inc.
(a)(b)
...... 125,423 3,158,151
Digital Turbine, Inc.
(a)(b)
............... 583,020 3,527,271
DoubleVerify Holdings, Inc.
(a)(b)
.......... 1,260,146 35,221,081
InterDigital, Inc. .................... 265,042 21,266,970
LiveRamp Holdings, Inc.
(b)
............. 365,386 10,537,732
N-able, Inc.
(b)
...................... 473,363 6,106,383
OneSpan, Inc.
(a)(b)
................... 177,646 1,909,694
Progress Software Corp. .............. 435,257 22,885,813
SPS Commerce, Inc.
(a)(b)
.............. 367,860 62,760,595
221,976,492
Specialized REITs — 0.4%
Four Corners Property Trust, Inc. ........ 609,027 13,514,309
Uniti Group, Inc. ................... 1,078,056 5,088,424
18,602,733
Specialty Retail — 1.6%
Academy Sports & Outdoors, Inc.
(a)
....... 360,662 17,048,493
Asbury Automotive Group, Inc.
(a)(b)
........ 92,928 21,379,945
Boot Barn Holdings, Inc.
(a)(b)
............ 183,625 14,908,514
Buckle, Inc. (The) .................. 206,163 6,883,782
Haverty Furniture Cos., Inc. ............ 69,120 1,989,274
Hibbett, Inc. ...................... 68,219 3,241,085
Leslie's, Inc.
(a)(b)
.................... 1,200,437 6,794,473
National Vision Holdings, Inc.
(b)
......... 454,986 7,361,673
79,607,239
Technology Hardware, Storage & Peripherals — 0.2%
(b)
Avid Technology, Inc. ................ 200,801 5,395,523
Corsair Gaming, Inc.
(a)
............... 243,420 3,536,892
8,932,415
Textiles, Apparel & Luxury Goods — 0.2%
Oxford Industries, Inc. ............... 103,825 9,980,697
Tobacco — 0.1%
Vector Group Ltd. .................. 585,337 6,227,986
Trading Companies & Distributors — 2.1%
Applied Industrial Technologies, Inc. ...... 387,963 59,982,960
Boise Cascade Co. ................. 397,358 40,943,768
100,926,728
Water Utilities — 1.3%
American States Water Co. ............ 256,081 20,148,453
California Water Service Group ......... 359,070 16,987,602
Middlesex Water Co. ................ 114,005 7,552,831
SJW Group ....................... 290,162 17,441,638
62,130,524
Wireless Telecommunication Services — 0.1%
Gogo, Inc.
(a)(b)
..................... 403,013 4,807,945
Total Long-Term Investments — 99.1%
(Cost: $4,504,661,079) ........................... 4,810,968,581

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.7%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 364,557,311 $ 364,703,134
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 60,314,357 60,314,357
Total Short-Term Securities — 8.7%
(Cost: $424,787,708) ............................. 425,017,491
Total Investments — 107.8%
(Cost: $4,929,448,787 ) ........................... 5,235,986,072
Liabilities in Excess of Other Assets — (7.8)% ............ (379,534,312)
Net Assets — 100.0% ..............................
$ 4,856,451,760
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 306,866,627 $ 57,791,730
(a)
$ — $ 12,079 $ 32,698 $ 364,703,134 364,557,311 $ 512,355
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 32,602,986 27,711,371
(a)
— — — 60,314,357 60,314,357 863,905 —
$ 12,079 $ 32,698 $ 425,017,491 $ 1,376,260 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 144 12/15/23 $ 12,950 $ (421,549)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
28
(a)
The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:
OTC Total Return Swaps
Reference Entity
Payment
Frequency Counterparty
(a)
Termination
Date
Net
Notional
Accrued Unrealized
Appreciation
(Depreciation)
Net Value of
Reference
Entity
Gross
Notional
Amount
Net Asset
Percentage
Equity Securities Long/Short ... Monthly
Goldman Sachs
Bank USA
(b)
08/19/26 $ 12,449,970 $ (633,453)
(c)
$ 11,713,851 0.3%
Monthly HSBC Bank plc
(d)
02/10/28 10,116,812 11,056
(e)
10,134,572 0.2
Monthly
JPMorgan Chase
Bank NA
(f)
11/10/23 9,507,611 (268,754)
(g)
9,260,826 0.2
$ (891,151) $ 31,109,249
(b) (d) (f)
Range: 40 basis points 40 basis points 40 basis points
Benchmarks: USD - 1D Overnight Fed Funds Effective Rate
(FEDL01)
USD - 1D Overnight Bank Funding Rate (OBFR01) USD - 1D Overnight Bank Funding Rate (OBFR01)
(b) Goldman Sachs USA
(c)
Amount includes $102,666 of net dividends and financing fees.
(d) HSBC
(e)
Amount includes $(6,704) of net dividends and financing fees.
(f) JPMChase
(g)
Amount includes $(21,969) of net dividends and financing fees.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
29
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs Bank USA, as of period end, termination date August 19, 2026:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Atlantic Union Bankshares Corp. 1,409 $ 40,551 0.4%
Berkshire Hills Bancorp, Inc. .. 16,327 327,356 2.8
Cathay General Bancorp .... 108,258 3,763,048 32.1
4,130,955
Capital Markets
Moelis & Co., Class A ...... 145,189 6,552,380 55.9
Financial Services
Payoneer Global, Inc. ...... 168,385 1,030,516 8.8
Total Reference Entity — Long ............ 11,713,851
Net Value of Reference Entity — Goldman Sachs
Bank USA ......................... $ 11,713,851
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with HSBC Bank plc, as of period end, termination date February 10, 2028:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Atlantic Union Bankshares Corp. 21,415 616,324 6.1
Berkshire Hills Bancorp, Inc. .. 5,168 103,618 1.0
Cathay General Bancorp .... 5,398 187,634 1.9
City Holding Co. .......... 539 48,699 0.5
First Bancorp ............ 1,495 42,069 0.4
First Commonwealth Financial
Corp. ............... 1,080 13,187 0.1
First Financial Bancorp ..... 2,326 45,590 0.4
Fulton Financial Corp. ...... 127,522 1,544,291 15.2
Hanmi Financial Corp. ...... 1,088 17,658 0.2
Independent Bank Corp. .... 894 43,886 0.4
Pathward Financial, Inc. ..... 139 6,407 0.1
S&T Bancorp, Inc. ......... 420 11,374 0.1
TrustCo Bank Corp. ........ 277 7,559 0.1
Trustmark Corp. .......... 852 18,514 0.2
Westamerica Bancorp ...... 1,088 47,056 0.5
2,753,866
Insurance
Employers Holdings, Inc. .... 972 38,831 0.4
Financial Services
Jackson Financial, Inc., Class A 188,914 7,220,293 71.2
Payoneer Global, Inc. ...... 19,825 121,329 1.2
7,341,622
Capital Markets
WisdomTree, Inc. ......... 36 252 0.0
Total Reference Entity — Long ............ 10,134,571
Net Value of Reference Entity — HSBC Bank plc $ 10,134,571
The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank NA, as of period end, termination date November 10, 2023:
Shares Value
% of Basket
Value
Reference Entity — Long
Common Stocks
Banks
$
Bancorp, Inc. (The) ........ 15 $ 517 0.0%
Bank of Hawaii Corp. ....... 3,151 156,573 1.7
Community Bank System, Inc. . 3,971 167,616 1.8
First Bancorp ............ 26,013 350,135 3.8
Heritage Financial Corp. ..... 6,736 109,864 1.2
Independent Bank Corp. .... 6,905 338,966 3.6
National Bank Holdings Corp.,
Class A .............. 4,301 127,998 1.4
OFG Bancorp ............ 30 896 0.0
Southside Bancshares, Inc. .. 3,490 100,163 1.1
TrustCo Bank Corp. ........ 320 8,733 0.1
Trustmark Corp. .......... 472 10,257 0.1
Veritex Holdings, Inc. ....... 5,591 100,358 1.1
Washington Federal, Inc. .... 3,524 90,285 1.0
1,562,361
Insurance
Employers Holdings, Inc. .... 1,196 47,780 0.5
Safety Insurance Group, Inc. .. 345 23,526 0.2
71,306
Capital Markets
Artisan Partners Asset
Management, Inc., Class A . 127,447 4,769,067 51.5
Financial Services
Jackson Financial, Inc., Class A 71,231 2,722,449 29.4
Preferred Securities
Banks
$
Preferred Bank ........... 2,179 135,643 1.5
Total Reference Entity — Long ............ 9,260,826
Net Value of Reference Entity — JPMorgan Chase
Bank NA .......................... $ 9,260,826

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
30
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Balances Reported in the Statements of Assets and Liabilities for OTC Swaps
Description
Swap
Premiums
Paid
Swap
Premiums
Received
Unrealized
Appreciation
Unrealized
Depreciation
OTC Swaps ................................................................... $ — $ — $ 11,056 $ (902,207)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Swaps — OTC
Unrealized appreciation on OTC swaps; Swap premiums
paid ................................ $ — $ — $ 11,056 $ — $ — $ — $ 11,056
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... — — 421,549 — — — 421,549
Swaps — OTC
Unrealized depreciation on OTC swaps; Swap premiums
received ............................. — — 902,207 — — — 902,207
$ — $ — $ 1,323,756 $ — $ — $ — $ 1,323,756
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,426,709 $ — $ — $ — $ 1,426,709
Swaps .............................. — — (2,890,338) — — — (2,890,338)
$ — $ — $ (1,463,629) $ — $ — $ — $ (1,463,629)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (757,850) $ — $ — $ — $ (757,850)
Swaps .............................. — — (277,163) — — — (277,163)
$ — $ — $ (1,035,013) $ — $ — $ — $ (1,035,013)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 16,231,423
Total return swaps
Average notional value ............................................................................................... $ 32,605,064

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
S&P Small-Cap 600 Growth ETF
Schedules of Investments
31
Derivative Financial Instruments — Offsetting as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
The Fund’s derivative assets and liabilities (by type) were as follows:
Assets
Liabilities
Derivative Financial Instruments $ —
Futures contracts .................................................................................... $ — $ 75,706
Swaps — OTC
(a)
.................................................................................... 11,056 902,207
Total derivative assets and liabilities in the Statements of Assets and Liabilities ............................................
$ 11,056 $ 977,913
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”) .........................................
— (75,706)
Total derivative assets and liabilities subject to an MNA ............................................................
$ 11,056 $ 902,207
(a)
Includes unrealized appreciation (depreciation) on OTC swaps and swap premiums paid/(received) in the Statements of Assets and Liabilities.
The following table presents the Fund's derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:
Counterparty
Derivative Assets
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Received
Cash Collateral
Received
(b)
Net Amount of
Derivative Assets
( c )
HSBC Bank plc ................................. $ 11,056 $ — $ — $ — $ 11,056
$ 11,056 $ — $ — $ — $ 11,056
Counterparty
Derivative Liabilities
Subject to an MNA by
Counterparty
Derivatives
Available
for Offset
(a)
Non-Cash Collateral
Pledged
Cash Collateral
Pledged
(b)
Net Amount of
Derivative Liabilities
(d )
Goldman Sachs Bank USA ......................... $ 633,453 $ — $ — $ (480,000) $ 153,453
JPMorgan Chase Bank NA ......................... 268,754 — — (268,754) —
$ 902,207 $ — $ — $ (748,754) $ 153,453
(a)
The amount of derivatives available for offset is limited to the amount of derivative assets and/or liabilities that are subject to an MNA.
(b)
Excess of collateral received/pledged, if any, from the individual counterparty is not shown for financial reporting purposes.
(c)
Net amount represents the net amount receivable from the counterparty in the event of default.
(d)
Net amount represents the net amount payable due to the counterparty in the event of default.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 4,810,968,579 $ — $ 2 $ 4,810,968,581
Short-Term Securities
Money Market Funds ...................................... 425,017,491 — — 425,017,491
$ 5,235,986,070 $ — $ 2 $ 5,235,986,072
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 11,056 $ — $ 11,056
Liabilities
Equity contracts ........................................... (421,549) (902,207) — (1,323,756)
$ (421,549) $ (891,151) $ — $ (1,312,700)
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)
September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
32
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 7,345,467,413 $ 6,571,060,761 $ 4,810,968,581
Investments, at value — affiliated
(c)
............................................................ 519,569,780 425,777,357 425,017,491
Cash   ............................................................................... 66,202 27,782,837 154,938
Cash pledged:
Collateral — OTC derivatives .............................................................. — 780,000 770,000
Futures contracts ...................................................................... 768,470 944,510 992,000
Receivables: – – –
Investments sold ...................................................................... 39,808,195 — 69,458,206
Securities lending income — affiliated ........................................................ 76,437 111,594 75,865
Dividends — unaffiliated ................................................................. 5,968,787 9,713,790 3,563,165
Dividends — affiliated ................................................................... 96,634 120,983 180,324
Unrealized appreciation on: – – –
OTC swaps .......................................................................... — 145,542 11,056
Total assets ...........................................................................
7,911,821,918 7,036,437,374 5,311,191,626
LIABILITIES
Cash received:
Collateral — OTC derivatives .............................................................. — 240,000 —
Collateral on securities loaned ............................................................... 453,499,540 352,499,249 364,457,470
Payables: – – –
Investments purchased .................................................................. 44,354,176 30,921,376 70,852,445
Swaps   ............................................................................ 300,541 163,736 149,709
Income dividend distributions .............................................................. 26,881,576 37,653,362 17,565,126
Investment advisory fees ................................................................. 1,058,186 1,011,140 737,203
Variation margin on futures contracts ......................................................... 52,730 64,959 75,706
Unrealized depreciation on: – – –
OTC swaps .......................................................................... 1,025,960 920,842 902,207
Total liabilities ..........................................................................
527,172,709 423,474,664 454,739,866
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 7,384,649,209 $ 6,612,962,710 $ 4,856,451,760
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 7,178,623,554 $ 7,940,626,701 $ 5,244,396,013
Accumulated earnings (loss) ................................................................ 206,025,655 (1,327,663,991) (387,944,253)
NET ASSETS ..........................................................................
$ 7,384,649,209 $ 6,612,962,710 $ 4,856,451,760
NET ASSET VALUE
Shares outstanding ......................................................................
102,150,000 65,550,000 44,250,000
Net asset value .........................................................................
$ 72.29 $ 100.88 $ 109.75
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 6,437,284,289 $ 6,933,671,630 $ 4,504,661,079
(b)
  Securities loaned, at value ................................................................ $ 443,321,383 $ 345,385,889 $ 353,484,349
(c)
  Investments, at cost — affiliated ............................................................ $ 519,279,864 $ 425,572,448 $ 424,787,708

Statements of Operations
(unaudited)

Six Months Ended September 30, 2023
33
Financial Statements
See notes to financial statements.
iShares S&P
Mid-Cap 400
Growth ETF
iShares S&P
Mid-Cap 400
Value ETF
iShares S&P
Small-Cap 600
Growth ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 54,037,845 $ 63,252,312 $ 36,655,231
Dividends — affiliated ................................................................... 323,342 498,411 863,905
Interest — unaffiliated ................................................................... 20,144 25,649 53,555
Securities lending income — affiliated — net ................................................... 569,466 1,398,604 512,355
Foreign taxes withheld .................................................................. — — (74,122)
Total investment income ...................................................................
54,950,797 65,174,976 38,010,924
EXPENSES
Investment advisory .................................................................... 6,400,689 6,380,598 4,526,360
Total expenses .........................................................................
6,400,689 6,380,598 4,526,360
Net investment income ....................................................................
48,550,108 58,794,378 33,484,564
REALIZED AND UNREALIZED GAIN (LOSS) $ 70,744,107 $ (129,468,218) $ (19,163,257)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. $ 34,112,523 $ (159,156,194) $ (43,408,526)
Investments — affiliated ............................................................... 33,703 30,632 12,079
Futures contracts .................................................................... 287,748 1,048,279 1,426,709
In-kind redemptions — unaffiliated
(a)
....................................................... 136,759,652 52,805,966 45,846,504
Swaps   .......................................................................... (425,636) 21,072 (2,890,338)
170,767,990 (105,250,245) 986,428
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (98,621,304) (22,564,833) (19,147,368)
Investments — affiliated ............................................................... 18,920 23,650 32,698
Futures contracts .................................................................... (374,907) (917,580) (757,850)
Swaps   .......................................................................... (1,046,589) (759,211) (277,163)
(100,023,880) (24,217,974) (20,149,683)
Net realized and unrealized gain (loss) .........................................................
70,744,110 (129,468,219) (19,163,255)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ 119,294,218 $ (70,673,841) $ 14,321,309
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets

2023
iShares Semi-Annual Report to Shareholders
34
See notes to financial statements.
iShares S&P Mid-Cap 400 Growth ETF iShares S&P Mid-Cap 400 Value ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 48,550,108 $ 74,860,328 $ 58,794,378 $ 138,470,868
Net realized gain (loss) ............................................ 170,767,990 (412,080,142) (105,250,245) 440,227,925
Net change in unrealized appreciation (depreciation) ........................ (100,023,880) (137,051,972) (24,217,974) (1,006,216,115)
Net increase (decrease) in net assets resulting from operations ...................
119,294,218 (474,271,786) (70,673,841) (427,517,322)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(43,963,196) (78,339,399) (61,398,467) (146,561,202)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(66,433,824) 387,654,126 (720,672,972) (366,336,297)
NET ASSETS
Total increase (decrease) in net assets ................................... 8,897,198 (164,957,059) (852,745,280) (940,414,821)
Beginning of period ................................................
7,375,752,011 7,540,709,070 7,465,707,990 8,406,122,811
End of period ....................................................
$ 7,384,649,209 $ 7,375,752,011 $ 6,612,962,710 $ 7,465,707,990
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
35
Financial Statements
See notes to financial statements.
iShares S&P Small-Cap 600 Growth ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 33,484,564 $ 60,173,179
Net realized gain (loss) .............................................................................. 986,428 (154,854,229)
Net change in unrealized appreciation (depreciation) .......................................................... (20,149,683) (544,051,549)
Net increase (decrease) in net assets resulting from operations .....................................................
14,321,309 (638,732,599)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(31,103,549) (57,057,739)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ...........................................
(132,027,737) 62,317,079
NET ASSETS
Total decrease in net assets ............................................................................ (148,809,977) (633,473,259)
Beginning of period ..................................................................................
5,005,261,737 5,638,734,996
End of period ......................................................................................
$ 4,856,451,760 $ 5,005,261,737
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
36
iShares S&P Mid-Cap 400 Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period ................
$ 71.54  $ 77.42  $ 78.31  $ 44.65  $ 54.76  $ 54.55
Net investment income
(b)
........................
0.47  0.75  0.46  0.44  0.57  0.55
Net realized and unrealized gain (loss)
(c)
..............
0.71  (5.85) (0.87) 33.69  (10.05) 0.24
Net increase (decrease) from investment operations ....... 1.18  (5.10) (0.41) 34.13  (9.48) 0.79
Distributions
(d)
– – – – – –
From net investment income .....................
(0.43) (0.78) (0.48) (0.47) (0.63) (0.56)
From net realized gain ..........................
—  —  —  —  —  (0.02)
Total distributions .............................. (0.43) (0.78) (0.48) (0.47) (0.63) (0.58)
Net asset value, end of period ..................... $ 72.29  $ 71.54  $ 77.42  $ 78.31  $ 44.65  $ 54.76
Total Return
(e)
— — — — — —
Based on net asset value ......................... 1.66%
(f)
(6.51)% (0.54)% 76.68% (17.49)% 1.45%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.17%
(h)
0.17% 0.17% 0.20% 0.24% 0.24%
Net investment income ...........................
1.28%
(h)
1.08% 0.57% 0.70% 1.01% 1.01%
Supplemental Data
Net assets, end of period (000) ..................... $ 7,384,649  $ 7,375,752  $ 7,540,709  $ 8,007,285  $ 5,260,096  $ 7,490,758
Portfolio turnover rate
(i)
........................... 13% 54% 45% 50% 51% 50%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
37
Financial Highlights
iShares S&P Mid-Cap 400 Value ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period ................
$ 102.83  $ 109.53  $ 101.82  $ 54.92  $ 78.47  $ 77.19
Net investment income
(b)
........................
0.86  1.89  1.73  1.36  1.51  1.31
Net realized and unrealized gain (loss)
(c)
..............
(1.89) (6.56) 7.80  46.95  (23.42) 1.31
Net increase (decrease) from investment operations ....... (1.03) (4.67) 9.53  48.31  (21.91) 2.62
Distributions from net investment income
(d)
.............. (0.92) (2.03) (1.82) (1.41) (1.64) (1.34)
Net asset value, end of period ..................... $ 100.88  $ 102.83  $ 109.53  $ 101.82  $ 54.92  $ 78.47
Total Return
(e)
— — — — — —
Based on net asset value ......................... (1.00)%
(f)
(4.14)% 9.42% 88.83% (28.36)% 3.35%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.18%
(h)
0.18% 0.18% 0.21% 0.25% 0.25%
Net investment income ...........................
1.66%
(h)
1.85% 1.61% 1.78% 1.90% 1.65%
Supplemental Data
Net assets, end of period (000) ..................... $ 6,612,963  $ 7,465,708  $ 8,406,123  $ 8,109,620  $ 3,811,032  $ 6,355,685
Portfolio turnover rate
(i)
........................... 10% 41% 38% 43% 46% 44%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
38
iShares S&P Small-Cap 600 Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period ................
$ 110.13  $ 125.31  $ 127.93  $ 69.20  $ 89.29  $ 86.92
Net investment income
(b)
........................
0.75  1.30  0.98  0.72  0.81  0.72
Net realized and unrealized gain (loss)
(c)
..............
(0.43) (15.24) (2.67) 58.76  (20.00) 2.40
Net increase (decrease) from investment operations ....... 0.32  (13.94) (1.69) 59.48  (19.19) 3.12
Distributions from net investment income
(d)
.............. (0.70) (1.24) (0.93) (0.75) (0.90) (0.75)
Net asset value, end of period ..................... $ 109.75  $ 110.13  $ 125.31  $ 127.93  $ 69.20  $ 89.29
Total Return
(e)
— — — — — —
Based on net asset value ......................... 0.29%
(f)
(11.09)% (1.35)% 86.30% (21.68)% 3.59%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.18%
(h)
0.18% 0.18% 0.21% 0.25% 0.25%
Net investment income ...........................
1.33%
(h)
1.16% 0.75% 0.73% 0.89% 0.77%
Supplemental Data
Net assets, end of period (000) ..................... $ 4,856,452  $ 5,005,262  $ 5,638,735  $ 6,191,623  $ 3,515,154  $ 5,580,221
Portfolio turnover rate
(i)
........................... 10% 54% 44% 52% 64% 45%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on October 16, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
39
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of  September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
S&P Mid-Cap 400 Growth ............................................................................................... Diversified
S&P Mid-Cap 400 Value ................................................................................................ Diversified
S&P Small-Cap 600 Growth .............................................................................................. Diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
40
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Swap agreements are valued utilizing quotes received daily by independent pricing services or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the

Notes to Financial Statements
(unaudited) (continued)
41
Notes to Financial Statements
value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA :
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Mid-Cap 400 Growth
Barclays Bank PLC ..................................... $ 21,410,014 $ (21,410,014) $ – $ –
Barclays Capital, Inc. ................................... 5,421,357 (5,421,357) – –
BNP Paribas SA ....................................... 7,868,862 (7,868,862) – –
BofA Securities, Inc. .................................... 30,983,292 (30,983,292) – –
Citadel Clearing LLC .................................... 26,853,750 (26,853,750) – –
Citigroup Global Markets, Inc. .............................. 41,327,039 (41,327,039) – –
Goldman Sachs & Co. LLC ............................... 47,561,924 (47,561,924) – –
HSBC Bank PLC ...................................... 5,629,652 (5,629,652) – –
J.P. Morgan Securities LLC ............................... 15,176,840 (15,176,840) – –
Jefferies LLC ......................................... 1,716,202 (1,716,202) – –
Morgan Stanley ....................................... 65,182,007 (65,182,007) – –
National Financial Services LLC ............................ 2,778,454 (2,778,454) – –
Natixis SA ........................................... 20,769,334 (20,769,334) – –
Nomura Securities International, Inc. ......................... 20,844 (20,844) – –
RBC Capital Markets LLC ................................ 40,041,984 (40,041,984) – –
Scotia Capital (USA), Inc. ................................ 36,402,723 (36,402,723) – –
SG Americas Securities LLC .............................. 4,162,188 (4,162,188) – –
Toronto-Dominion Bank .................................. 15,424,737 (15,424,737) – –
UBS AG ............................................ 52,077,628 (52,077,628) – –
Virtu Americas LLC ..................................... 439,262 (439,262) – –
Wells Fargo Bank N.A. .................................. 2,073,290 (2,073,290) – –
$ 443,321,383 $ (443,321,383) $ – $ –
S&P Mid-Cap 400 Value
Barclays Bank PLC ..................................... $ 7,305,626 $ (7,305,626) $ – $ –
Barclays Capital, Inc. ................................... 8,710,511 (8,710,511) – –
BMO Capital Markets Corp. ............................... 9,490 (9,490) – –
BNP Paribas SA ....................................... 31,837,072 (31,837,072) – –
BofA Securities, Inc. .................................... 27,604,600 (27,604,600) – –
Citadel Clearing LLC .................................... 837,822 (837,822) – –
Citigroup Global Markets, Inc. .............................. 57,084,270 (57,084,270) – –
Goldman Sachs & Co. LLC ............................... 41,720,808 (41,720,808) – –
HSBC Bank PLC ...................................... 15,301,309 (15,301,309) – –
J.P. Morgan Securities LLC ............................... 37,419,359 (37,419,359) – –
Jefferies LLC ......................................... 663,242 (663,242) – –
Morgan Stanley ....................................... 40,951,753 (40,951,753) – –
National Financial Services LLC ............................ 5,248,171 (5,248,171) – –
Natixis SA ........................................... 2,643,448 (2,643,448) – –
Nomura Securities International, Inc. ......................... 28,236 (28,236) – –
RBC Capital Markets LLC ................................ 22,012,994 (22,012,994) – –
Scotia Capital (USA), Inc. ................................ 10,336,869 (10,336,869) – –
SG Americas Securities LLC .............................. 7,313,525 (7,313,525) – –
Toronto-Dominion Bank .................................. 22,431,065 (22,431,065) – –
UBS AG ............................................ 3,720,984 (3,720,984) – –
UBS Securities LLC .................................... 8,768 (8,768) – –
Wells Fargo Bank N.A. .................................. 2,022,712 (2,022,712) – –
Wells Fargo Securities LLC ............................... 173,255 (173,255) – –
$ 345,385,889 $ (345,385,889) $ – $ –
S&P Small-Cap 600 Growth
Barclays Bank PLC ..................................... $ 11,521,259 $ (11,521,259) $ – $ –
Barclays Capital, Inc. ................................... 73,650 (73,650) – –
BMO Capital Markets Corp. ............................... 34 (34) – –
BNP Paribas SA ....................................... 48,790,635 (48,790,635) – –
BofA Securities, Inc. .................................... 41,019,382 (41,019,382) – –
Citigroup Global Markets, Inc. .............................. 1,127,190 (1,127,190) – –
Credit Suisse Securities (USA) LLC .......................... 3,101,320 (3,101,320) – –
Goldman Sachs & Co. LLC ............................... 46,800,133 (46,800,133) – –
HSBC Bank PLC ...................................... 3,511,994 (3,511,994) – –

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
42
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
Swaps: Swap contracts are entered into to manage exposure to issuers, markets and securities. Such contracts are agreements between the Funds and a counterparty to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”).
For OTC swaps, any upfront premiums paid and any upfront fees received are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the contract. The daily fluctuation in market value is recorded as unrealized appreciation (depreciation) on OTC Swaps in the Statements of Assets and Liabilities. Payments received or paid are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.
Total return swaps are entered into by the iShares S&P Mid-Cap 400 Growth ETF, iShares S&P Mid-Cap 400 Value ETF and iShares S&P Small-Cap 600 Growth ETF to
obtain exposure to a security or market without owning such security or investing directly in such market or to exchange the risk/return of one security or market (e.g., fixed-
income) with another security or market (e.g., equity or commodity prices) (equity risk, commodity price risk and/or interest rate risk).
Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (distributions plus capital gains/losses) of an underlying instrument, or basket or underlying instruments, in exchange for fixed or floating rate interest payments. If the total return of the instruments or index underlying the transaction exceeds or falls short of the offsetting fixed or floating interest rate obligation, the Fund receives payment from or makes a payment to the counterparty.
Certain total return swaps are designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of these long and short positions within the swap and will receive the economic benefits and risks equivalent to direct investment in these positions, subject to certain
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
S&P Small-Cap 600 Growth (continued)
J.P. Morgan Securities LLC ............................... 32,062,347 (32,062,347) – –
Jefferies LLC ......................................... 2,808,654 (2,808,654) – –
Morgan Stanley ....................................... 89,435,011 (89,435,011) – –
National Financial Services LLC ............................ 3,641,846 (3,641,846) – –
Natixis SA ........................................... 4,230,670 (4,230,670) – –
RBC Capital Markets LLC ................................ 34,533,352 (34,533,352) – –
Scotia Capital (USA), Inc. ................................ 5,059,242 (5,059,242) – –
SG Americas Securities LLC .............................. 1,696,340 (1,696,340) – –
State Street Bank & Trust Co. .............................. 6,575,368 (6,575,368) – –
Toronto-Dominion Bank .................................. 4,353,427 (4,353,427) – –
UBS AG ............................................ 10,874,205 (10,874,205) – –
UBS Securities LLC .................................... 848,788 (848,788) – –
Wells Fargo Bank N.A. .................................. 645,258 (645,258) – –
Wells Fargo Securities LLC ............................... 774,244 (774,244) – –
$ 353,484,349 $ (353,484,349) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
43
Notes to Financial Statements
adjustments due to events related to the counterparty. Benefits and risks include capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in the swap’s market value. The market value also includes interest charges and credits (“financing fees”) related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on a specified benchmark rate plus or minus a specified spread determined based upon the country and/or currency of the positions in the portfolio.
Positions within the swap and financing fees are reset periodically. During a reset, any unrealized appreciation (depreciation) on positions and accrued financing fees become available for cash settlement between the Fund and the counterparty. The amounts that are available for cash settlement are recorded as realized gains or losses in the
Statements of Operations. Cash settlement in and out of the swap may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement. Certain swaps have no stated expiration and can be terminated by either party at any time.
Swap transactions involve, to varying degrees, elements of interest rate, credit and market risks in excess of the amounts recognized in the Statements of Assets and
Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.
Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a Fund may enter into an International
Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master
Agreement is a bilateral agreement between a Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, a Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.
For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty.
Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately in the Statements of
Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a counterparty is subject to a certain minimum transfer amount threshold before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the counterparty is not permitted to sell, re-pledge or use cash and non-cash collateral it receives. A fund generally agrees not to use non-cash collateral that it receives but may, absent default or certain other circumstances defined in the underlying ISDA Master Agreement, be permitted to use cash collateral received. In such cases, interest may be paid pursuant to the collateral arrangement with the counterparty. To the extent amounts due to the Funds from the counterparty are not fully collateralized, each Fund bears the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, each Fund bears the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral. Based on the terms of agreements, collateral may not be required for all derivative contracts.
For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of
Assets and Liabilities.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.1800%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1710
Over $181 billion, up to and including $231 billion ............................................................................ 0.1624
Over $231 billion, up to and including $281 billion ............................................................................ 0.1543
Over $281 billion .................................................................................................. 0.1465
iShares ETF Investment Advisory Fees
S&P Mid-Cap 400 Value ............................................................................................. 0.18%
S&P Small-Cap 600 Growth ........................................................................................... 0.18

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
44
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
iShares ETF Amounts
S&P Mid-Cap 400 Growth ................................................................................................... $ 230,100
S&P Mid-Cap 400 Value .................................................................................................... 431,385
S&P Small-Cap 600 Growth .................................................................................................. 190,885
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
S&P Mid-Cap 400 Growth ................................................................ $ 91,548,680 $ 244,423,100 $ (5,366,231)
S&P Mid-Cap 400 Value ................................................................. 18,632,926 286,985,432 (119,452,171)
S&P Small-Cap 600 Growth ............................................................... 74,870,624 60,673,670 1,844,921
iShares ETF Purchases Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 1,022,011,355 $ 1,043,989,189
S&P Mid-Cap 400 Value ................................................................................. 687,747,162 716,926,297
S&P Small-Cap 600 Growth ............................................................................... 493,532,516 511,610,806
iShares ETF
In-kind
Purchases
In-kind
Sales
S&P Mid-Cap 400 Growth ................................................................................ $ 443,554,671 $ 508,810,699
S&P Mid-Cap 400 Value ................................................................................. 49,990,063 747,810,622
S&P Small-Cap 600 Growth ............................................................................... 61,126,000 181,288,829

Notes to Financial Statements
(unaudited) (continued)
45
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
 Capital Losses
S&P Mid-Cap 400 Growth ................................................................................. $ 840,254,575 $ —
S&P Mid-Cap 400 Value .................................................................................. 779,295,226 —
S&P Small-Cap 600 Growth ................................................................................ 659,211,964 3,865,884
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
S&P Mid-Cap 400 Growth ........................................... $ 6,996,358,165 $ 1,296,177,132 $ (428,603,971) $ 867,573,161
S&P Mid-Cap 400 Value ............................................. 7,435,675,758 459,943,917 (899,948,256) (440,004,339)
S&P Small-Cap 600 Growth .......................................... 4,963,184,907 789,658,507 (518,170,042) 271,488,465

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
46
receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
S&P Mid-Cap 400 Growth
Shares sold 6,050,000 $ 446,047,391 12,450,000 $ 859,514,551
Shares redeemed (7,000,000) (512,481,215) (6,750,000) (471,860,425)
(950,000) $ (66,433,824) 5,700,000 $ 387,654,126
S&P Mid-Cap 400 Value
Shares sold 500,000 $ 51,457,654 54,750,000 $ 5,605,015,121
Shares redeemed (7,550,000) (772,130,626) (58,900,000) (5,971,351,418)
(7,050,000) $ (720,672,972) (4,150,000) $ (366,336,297)
S&P Small-Cap 600 Growth
Shares sold 600,000 $ 67,239,745 10,100,000 $ 1,134,905,279
Shares redeemed (1,800,000) (199,267,482) (9,650,000) (1,072,588,200)
(1,200,000) $ (132,027,737) 450,000 $ 62,317,079

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Board Review and Approval of Investment Advisory Contract
2022
iShares Semi-Annual Report to Shareholders
48
iShares S&P Mid-Cap 400 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
49
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Mid-Cap 400 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
50
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
51
Board Review and Approval of Investment Advisory Contract
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares S&P Small-Cap 600 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.

Board Review and Approval of Investment Advisory Contract
(continued)
2022
iShares Semi-Annual Report to Shareholders
52
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the
Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted
that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through

Board Review and Approval of Investment Advisory Contract
(continued)
53
Board Review and Approval of Investment Advisory Contract
relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
{Reporting Period}
54
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
S&P Mid-Cap 400 Value ................. $ 0.924129 $ — $ — $ 0.924129 100% —% —% 100%
S&P Small-Cap 600 Growth ............... 0.699825 — — 0.699825 100 — — 100

General Information
55
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Semi-Annual Report to Shareholders
56
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
NVS Non-Voting Shares
OTC Over-the-counter
REIT Real Estate Investment Trust

iS-SAR-321-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Core S&P 500 ETF | IVV | NYSE Arca
iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
4
iShares
®
Core S&P 500 ETF
Investment Objective
The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P
500
®
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.18% 21.59% 9.88% 11.87% 21.59% 60.21% 207.05%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.27 21.69 9.90 11.87 21.69 60.30 207.10
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 5.18 21.62 9.92 11.91 21.62 60.44 208.21
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,051.80 $ 0.15 $ 1,000.00 $ 1,024.85 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 27.4%
Health Care .................................... 13.4
Financials ...................................... 12.8
Consumer Discretionary ............................ 10.7
Communication Services ............................ 8.9
Industrials ...................................... 8.3
Consumer Staples ................................ 6.6
Energy ........................................ 4.7
Materials ...................................... 2.4
Utilities ........................................ 2.4
Real Estate ..................................... 2.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 7.0%
Microsoft Corp. ................................... 6.5
Amazon.com, Inc. ................................. 3.2
NVIDIA Corp. .................................... 3.0
Alphabet, Inc., Class A .............................. 2.2
Tesla, Inc. ....................................... 1.9
Meta Platforms, Inc., Class A .......................... 1.9
Alphabet, Inc., Class C, NVS .......................... 1.9
Berkshire Hathaway, Inc., Class B ...................... 1.8
Exxon Mobil Corp. ................................. 1.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
5
Fund Summary
iShares
®
Core S&P Total U.S. Stock Market ETF
Investment Objective
The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market Index
TM
(the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500
®
. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market Index
TM
.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.84% 20.50% 9.01% 11.32% 20.50% 53.94% 192.29%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.83 20.37 9.01 11.32 20.37 53.94 192.11
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4.83 20.49 9.01 11.34 20.49 53.93 192.75
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,048.40 $ 0.15 $ 1,000.00 $ 1,024.85 $ 0.15 0.03%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 26.1%
Financials ...................................... 13.2
Health Care .................................... 13.2
Consumer Discretionary ............................ 10.8
Industrials ...................................... 9.8
Communication Services ............................ 8.2
Consumer Staples ................................ 6.1
Energy ........................................ 4.8
Real Estate ..................................... 2.8
Materials ...................................... 2.7
Utilities ........................................ 2.3
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apple, Inc. ...................................... 6.0%
Microsoft Corp. ................................... 5.6
Amazon.com, Inc. ................................. 2.8
NVIDIA Corp. .................................... 2.6
Alphabet, Inc., Class A .............................. 1.8
Tesla, Inc. ....................................... 1.6
Meta Platforms, Inc., Class A .......................... 1.6
Alphabet, Inc., Class C, NVS .......................... 1.6
Berkshire Hathaway, Inc., Class B ...................... 1.5
Exxon Mobil Corp. ................................. 1.1
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report To Shareholders
6
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
7
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)(b)
.............. 664,650 $ 132,258,704
Boeing Co. (The)
(b)
.................. 5,362,447 1,027,873,841
General Dynamics Corp. .............. 2,143,221 473,587,544
Howmet Aerospace, Inc. .............. 3,703,347 171,279,799
Huntington Ingalls Industries, Inc. ........ 377,117 77,150,596
L3Harris Technologies, Inc. ............ 1,788,796 311,465,160
Lockheed Martin Corp. ............... 2,119,815 866,919,542
Northrop Grumman Corp. ............. 1,345,126 592,111,014
RTX Corp. ....................... 13,765,088 990,673,383
Textron, Inc.
(a)
..................... 1,873,236 146,374,661
TransDigm Group, Inc.
(b)
.............. 521,922 440,048,096
5,229,742,340
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.
(a)
......... 1,100,968 94,826,374
Expeditors International of Washington, Inc.
(a)
1,398,690 160,331,835
FedEx Corp. ...................... 2,188,381 579,745,894
United Parcel Service, Inc., Class B ...... 6,840,208 1,066,183,221
1,901,087,324
Automobile Components — 0.1%
Aptiv plc
(b)
........................ 2,674,576 263,686,448
BorgWarner, Inc. ................... 2,223,008 89,742,833
353,429,281
Automobiles — 2.2%
Ford Motor Co. .................... 37,179,880 461,774,109
General Motors Co. ................. 13,012,369 429,017,806
Tesla, Inc.
(b)
....................... 26,114,936 6,534,479,286
7,425,271,201
Banks — 3.0%
Bank of America Corp. ............... 65,380,887 1,790,128,686
Citigroup, Inc. ..................... 18,211,736 749,048,702
Citizens Financial Group, Inc. .......... 4,466,439 119,700,565
Comerica, Inc. ..................... 1,246,061 51,773,834
Fifth Third Bancorp ................. 6,439,473 163,111,851
Huntington Bancshares, Inc. ........... 13,692,773 142,404,839
JPMorgan Chase & Co. .............. 27,483,394 3,985,641,798
KeyCorp ......................... 8,851,346 95,240,483
M&T Bank Corp. ................... 1,568,972 198,396,509
PNC Financial Services Group, Inc. (The) .. 3,766,318 462,390,861
Regions Financial Corp. .............. 8,874,463 152,640,764
Truist Financial Corp. ................ 12,596,619 360,389,270
US Bancorp ...................... 14,724,418 486,789,259
Wells Fargo & Co. .................. 34,602,054 1,413,839,926
Zions Bancorp NA .................. 1,400,929 48,878,413
10,220,375,760
Beverages — 1.6%
Brown-Forman Corp., Class B, NVS ...... 1,730,371 99,825,103
Coca-Cola Co. (The) ................ 36,806,521 2,060,429,046
Constellation Brands, Inc., Class A ....... 1,525,497 383,403,161
Keurig Dr Pepper, Inc. ............... 9,514,101 300,360,169
Molson Coors Beverage Co., Class B ..... 1,755,518 111,633,390
Monster Beverage Corp.
(a)(b)
............ 7,033,670 372,432,826
PepsiCo, Inc. ..................... 13,018,585 2,205,869,042
5,533,952,737
Biotechnology — 2.1%
AbbVie, Inc. ...................... 16,692,277 2,488,150,810
Amgen, Inc. ...................... 5,058,799 1,359,602,819
Biogen, Inc.
(a)(b)
.................... 1,369,506 351,976,737
Gilead Sciences, Inc. ................ 11,783,766 883,075,424
Incyte Corp.
(b)
..................... 1,761,621 101,768,845
Security
Shares
Shares Value
Biotechnology (continued)
Moderna, Inc.
(a)(b)
................... 3,131,356 $ 323,437,761
Regeneron Pharmaceuticals, Inc.
(b)
....... 1,009,606 830,865,354
Vertex Pharmaceuticals, Inc.
(b)
.......... 2,440,974 848,824,299
7,187,702,049
Broadline Retail — 3.3%
Amazon.com, Inc.
(b)
................. 85,868,027 10,915,543,592
eBay, Inc. ........................ 5,032,746 221,893,771
Etsy, Inc.
(a)(b)
...................... 1,163,247 75,122,492
11,212,559,855
Building Products — 0.4%
Allegion plc ....................... 830,023 86,488,397
AO Smith Corp. .................... 1,178,234 77,916,614
Carrier Global Corp. ................. 7,921,645 437,274,804
Johnson Controls International plc ....... 6,433,842 342,344,733
Masco Corp. ...................... 2,127,149 113,696,114
Trane Technologies plc ............... 2,159,966 438,278,701
1,495,999,363
Capital Markets — 2.8%
Ameriprise Financial, Inc. ............. 970,536 319,966,308
Bank of New York Mellon Corp. (The) ..... 7,365,131 314,122,837
BlackRock, Inc.
(c)
................... 1,327,406 858,154,704
Blackstone, Inc. .................... 6,712,304 719,156,251
CBOE Global Markets, Inc. ............ 997,955 155,890,551
Charles Schwab Corp. (The) ........... 14,062,781 772,046,677
CME Group, Inc., Class A ............. 3,402,107 681,169,864
FactSet Research Systems, Inc. ......... 360,838 157,780,024
Franklin Resources, Inc. .............. 2,689,660 66,111,843
Goldman Sachs Group, Inc. (The) ....... 3,117,652 1,008,778,658
Intercontinental Exchange, Inc. ......... 5,412,780 595,514,056
Invesco Ltd. ...................... 4,242,647 61,603,234
MarketAxess Holdings, Inc. ............ 356,137 76,085,109
Moody's Corp. ..................... 1,492,467 471,873,291
Morgan Stanley .................... 12,066,135 985,441,245
MSCI, Inc. ....................... 747,943 383,754,594
Nasdaq, Inc. ...................... 3,206,078 155,783,330
Northern Trust Corp. ................. 1,957,564 136,011,547
Raymond James Financial, Inc. ......... 1,777,598 178,524,167
S&P Global, Inc. ................... 3,077,412 1,124,517,119
State Street Corp. .................. 3,013,487 201,783,089
T. Rowe Price Group, Inc. ............. 2,121,352 222,466,184
9,646,534,682
Chemicals — 1.7%
Air Products & Chemicals, Inc. .......... 2,100,790 595,363,886
Albemarle Corp.
(a)
.................. 1,109,822 188,714,133
Celanese Corp. .................... 946,648 118,823,257
CF Industries Holdings, Inc. ............ 1,824,800 156,458,352
Corteva, Inc. ...................... 6,712,434 343,408,123
Dow, Inc. ........................ 6,649,169 342,831,154
DuPont de Nemours, Inc. ............. 4,341,256 323,814,285
Eastman Chemical Co. ............... 1,121,334 86,028,744
Ecolab, Inc. ...................... 2,399,054 406,399,748
FMC Corp. ....................... 1,179,507 78,991,584
International Flavors & Fragrances, Inc. .... 2,413,945 164,558,631
Linde plc ........................ 4,614,719 1,718,290,620
LyondellBasell Industries NV, Class A ..... 2,422,304 229,392,189
Mosaic Co. (The) ................... 3,142,451 111,871,255
PPG Industries, Inc. ................. 2,227,189 289,089,132
Sherwin-Williams Co. (The) ............ 2,237,355 570,637,393
5,724,672,486
Commercial Services & Supplies — 0.5%
Cintas Corp. ...................... 818,016 393,473,876
Copart, Inc.
(a)(b)
.................... 8,217,879 354,108,406

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Republic Services, Inc. ............... 1,944,351 $ 277,089,461
Rollins, Inc. ....................... 2,655,271 99,121,266
Waste Management, Inc. .............. 3,486,079 531,417,883
1,655,210,892
Communications Equipment — 0.9%
Arista Networks, Inc.
(a)(b)
.............. 2,371,369 436,165,900
Cisco Systems, Inc. ................. 38,538,524 2,071,831,050
F5, Inc.
(a)(b)
....................... 560,788 90,365,378
Juniper Networks, Inc. ............... 3,039,038 84,454,866
Motorola Solutions, Inc. .............. 1,579,369 429,967,417
3,112,784,611
Construction & Engineering — 0.1%
Quanta Services, Inc.
(a)
............... 1,372,999 256,846,923
Construction Materials — 0.1%
Martin Marietta Materials, Inc. .......... 584,555 239,948,136
Vulcan Materials Co. ................ 1,256,523 253,842,777
493,790,913
Consumer Finance — 0.4%
American Express Co. ............... 5,502,382 820,900,371
Capital One Financial Corp. ............ 3,607,306 350,089,047
Discover Financial Services ............ 2,363,818 204,777,553
Synchrony Financial ................. 3,954,820 120,898,848
1,496,665,819
Consumer Staples Distribution & Retail — 1.8%
Costco Wholesale Corp. .............. 4,190,960 2,367,724,762
Dollar General Corp. ................ 2,074,486 219,480,619
Dollar Tree, Inc.
(a)(b)
................. 1,980,130 210,784,838
Kroger Co. (The) ................... 6,244,729 279,451,623
Sysco Corp. ...................... 4,777,002 315,520,982
Target Corp. ...................... 4,365,098 482,648,886
Walgreens Boots Alliance, Inc. .......... 6,776,197 150,702,621
Walmart, Inc. ...................... 13,497,289 2,158,621,430
6,184,935,761
Containers & Packaging — 0.2%
Amcor plc ........................ 13,915,942 127,470,029
Avery Dennison Corp. ................ 762,103 139,213,355
Ball Corp.
(a)
....................... 2,979,658 148,327,375
International Paper Co. ............... 3,272,149 116,063,125
Packaging Corp. of America ........... 850,483 130,591,665
Sealed Air Corp. ................... 1,364,572 44,839,836
WestRock Co. ..................... 2,423,822 86,772,827
793,278,212
Distributors — 0.1%
Genuine Parts Co. .................. 1,328,271 191,775,767
LKQ Corp. ....................... 2,530,208 125,270,598
Pool Corp.
(a)
...................... 369,256 131,492,062
448,538,427
Diversified Telecommunication Services — 0.7%
AT&T, Inc. ........................ 67,609,752 1,015,498,475
Verizon Communications, Inc. .......... 39,758,402 1,288,569,809
2,304,068,284
Electric Utilities — 1.6%
Alliant Energy Corp. ................. 2,390,187 115,804,560
American Electric Power Co., Inc. ........ 4,872,182 366,485,530
Constellation Energy Corp. ............ 3,041,538 331,770,965
Duke Energy Corp. ................. 7,288,719 643,302,339
Edison International ................. 3,624,755 229,410,744
Entergy Corp. ..................... 1,999,765 184,978,263
Evergy, Inc. ....................... 2,172,426 110,141,998
Security
Shares
Shares Value
Electric Utilities (continued)
Eversource Energy ................. 3,301,389 $ 191,975,770
Exelon Corp. ...................... 9,412,078 355,682,428
FirstEnergy Corp. .................. 4,880,013 166,798,844
NextEra Energy, Inc. ................ 19,138,844 1,096,464,373
NRG Energy, Inc. ................... 2,166,647 83,459,243
PG&E Corp.
(a)(b)
.................... 19,777,410 319,009,623
Pinnacle West Capital Corp. ........... 1,071,430 78,942,962
PPL Corp. ....................... 6,970,779 164,231,553
Southern Co. (The) ................. 10,313,691 667,502,082
Xcel Energy, Inc. ................... 5,216,120 298,466,386
5,404,427,663
Electrical Equipment — 0.6%
AMETEK, Inc.
(a)
.................... 2,181,745 322,374,641
Eaton Corp. plc .................... 3,773,519 804,816,132
Emerson Electric Co. ................ 5,404,641 521,926,182
Generac Holdings, Inc.
(a)(b)
............. 588,634 64,137,561
Rockwell Automation, Inc. ............. 1,086,092 310,481,120
2,023,735,636
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A ............. 5,640,678 473,760,545
CDW Corp. ....................... 1,267,784 255,788,100
Corning, Inc. ...................... 7,260,063 221,214,120
Keysight Technologies, Inc.
(a)(b)
.......... 1,686,759 223,175,083
TE Connectivity Ltd. ................. 2,968,972 366,757,111
Teledyne Technologies, Inc.
(a)(b)
......... 445,194 181,897,365
Trimble, Inc.
(a)(b)
.................... 2,348,497 126,490,048
Zebra Technologies Corp., Class A
(a)(b)
..... 485,640 114,868,429
1,963,950,801
Energy Equipment & Services — 0.4%
Baker Hughes Co., Class A ............ 9,548,363 337,248,181
Halliburton Co. .................... 8,497,625 344,153,812
Schlumberger NV .................. 13,440,616 783,587,913
1,464,989,906
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 6,765,679 633,470,525
Electronic Arts, Inc. ................. 2,331,502 280,712,841
Live Nation Entertainment, Inc.
(a)(b)
....... 1,340,672 111,329,403
Netflix, Inc.
(b)
...................... 4,190,950 1,582,502,720
Take-Two Interactive Software, Inc.
(a)(b)
.... 1,493,637 209,691,698
Walt Disney Co. (The)
(b)
.............. 17,304,595 1,402,537,425
Warner Bros Discovery, Inc.
(a)(b)
......... 20,976,192 227,801,445
4,448,046,057
Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B
(a)(b)
..... 17,246,831 6,041,564,899
Fidelity National Information Services, Inc. .. 5,603,123 309,684,608
Fiserv, Inc.
(b)
...................... 5,765,191 651,235,976
FleetCor Technologies, Inc.
(a)(b)
.......... 699,424 178,590,924
Global Payments, Inc. ............... 2,458,832 283,724,625
Jack Henry & Associates, Inc. .......... 689,027 104,139,541
Mastercard, Inc., Class A .............. 7,868,654 3,115,278,805
PayPal Holdings, Inc.
(a)(b)
.............. 10,384,333 607,068,107
Visa, Inc., Class A
(a)
................. 15,195,703 3,495,163,647
14,786,451,132
Food Products — 1.0%
Archer-Daniels-Midland Co. ............ 5,069,892 382,371,255
Bunge Ltd. ....................... 1,424,752 154,229,404
Campbell Soup Co. ................. 1,860,532 76,430,655
Conagra Brands, Inc. ................ 4,519,399 123,921,921
General Mills, Inc. .................. 5,534,348 354,142,928
Hershey Co. (The) .................. 1,417,087 283,530,767
Hormel Foods Corp. ................. 2,737,925 104,123,288

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
J M Smucker Co. (The) ............... 965,723 $ 118,697,014
Kellogg Co. ....................... 2,492,960 148,356,050
Kraft Heinz Co. (The) ................ 7,550,677 254,004,774
Lamb Weston Holdings, Inc. ........... 1,378,909 127,493,926
McCormick & Co., Inc., NVS ........... 2,374,866 179,634,864
Mondelez International, Inc., Class A ...... 12,865,621 892,874,097
Tyson Foods, Inc., Class A ............ 2,700,462 136,346,326
3,336,157,269
Gas Utilities — 0.0%
Atmos Energy Corp. ................. 1,403,874 148,712,373
Ground Transportation — 0.8%
CSX Corp. ....................... 18,974,257 583,458,403
JB Hunt Transport Services, Inc.
(a)
....... 772,227 145,580,234
Norfolk Southern Corp. ............... 2,146,838 422,776,807
Old Dominion Freight Line, Inc.
(a)
........ 847,210 346,627,499
Union Pacific Corp. ................. 5,763,714 1,173,665,082
2,672,108,025
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories ................. 16,411,753 1,589,478,278
Align Technology, Inc.
(a)(b)
.............. 672,968 205,470,590
Baxter International, Inc. .............. 4,789,294 180,747,956
Becton Dickinson & Co. .............. 2,743,658 709,317,903
Boston Scientific Corp.
(b)
.............. 13,847,391 731,142,245
Cooper Cos., Inc. (The) .............. 468,014 148,833,132
Dentsply Sirona, Inc. ................ 2,002,181 68,394,503
Dexcom, Inc.
(a)(b)
................... 3,668,173 342,240,541
Edwards Lifesciences Corp.
(a)(b)
......... 5,749,191 398,303,952
GE HealthCare Technologies, Inc.
(a)
...... 3,699,287 251,699,488
Hologic, Inc.
(b)
..................... 2,316,470 160,763,018
IDEXX Laboratories, Inc.
(a)(b)
........... 784,886 343,207,101
Insulet Corp.
(a)(b)
.................... 660,438 105,333,257
Intuitive Surgical, Inc.
(b)
............... 3,322,749 971,206,305
Medtronic plc ..................... 12,589,065 986,479,133
ResMed, Inc. ..................... 1,389,715 205,497,157
STERIS plc ....................... 933,045 204,728,734
Stryker Corp. ..................... 3,196,456 873,495,531
Teleflex, Inc. ...................... 444,423 87,289,121
Zimmer Biomet Holdings, Inc. .......... 1,976,054 221,752,780
8,785,380,725
Health Care Providers & Services — 3.0%
Cardinal Health, Inc. ................. 2,407,943 209,057,611
Cencora, Inc. ..................... 1,576,478 283,718,746
Centene Corp.
(a)(b)
.................. 5,121,032 352,736,684
Cigna Group (The) .................. 2,799,043 800,722,231
CVS Health Corp. .................. 12,146,825 848,091,322
DaVita, Inc.
(a)(b)
.................... 509,257 48,140,064
Elevance Health, Inc. ................ 2,228,443 970,308,651
HCA Healthcare, Inc. ................ 1,903,527 468,229,571
Henry Schein, Inc.
(b)
................. 1,235,051 91,702,537
Humana, Inc. ..................... 1,171,889 570,147,436
Laboratory Corp. of America Holdings ..... 837,986 168,477,085
McKesson Corp.
(a)
.................. 1,275,654 554,718,142
Molina Healthcare, Inc.
(a)(b)
............. 551,441 180,811,990
Quest Diagnostics, Inc. ............... 1,061,489 129,353,050
UnitedHealth Group, Inc. .............. 8,760,346 4,416,878,850
Universal Health Services, Inc., Class B ... 587,677 73,888,629
10,166,982,599
Health Care REITs — 0.2%
Healthpeak Properties, Inc. ............ 5,173,667 94,988,526
Ventas, Inc. ...................... 3,805,462 160,324,114
Security
Shares
Shares Value
Health Care REITs (continued)
Welltower, Inc. ..................... 4,905,752 $ 401,879,204
657,191,844
Hotel & Resort REITs — 0.0%
Host Hotels & Resorts, Inc. ............ 6,729,818 108,148,175
Hotels, Restaurants & Leisure — 2.1%
Airbnb, Inc., Class A
(a)(b)
............... 4,032,180 553,255,418
Booking Holdings, Inc.
(b)
.............. 337,480 1,040,771,446
Caesars Entertainment, Inc.
(a)(b)
......... 2,035,946 94,366,097
Carnival Corp.
(a)(b)
................... 9,526,644 130,705,556
Chipotle Mexican Grill, Inc.
(b)
........... 260,789 477,721,114
Darden Restaurants, Inc. ............. 1,143,141 163,720,654
Domino's Pizza, Inc. ................. 331,924 125,729,492
Expedia Group, Inc.
(a)(b)
............... 1,303,584 134,360,403
Hilton Worldwide Holdings, Inc.
(a)
........ 2,473,298 371,439,893
Las Vegas Sands Corp. .............. 3,108,744 142,504,825
Marriott International, Inc., Class A ....... 2,369,148 465,679,731
McDonald's Corp. .................. 6,892,026 1,815,635,329
MGM Resorts International
(a)
........... 2,654,667 97,585,559
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 4,023,214 66,302,567
Royal Caribbean Cruises Ltd.
(b)
......... 2,228,733 205,355,458
Starbucks Corp. .................... 10,832,203 988,655,168
Wynn Resorts Ltd. .................. 915,992 84,646,821
Yum! Brands, Inc. .................. 2,650,019 331,093,374
7,289,528,905
Household Durables — 0.3%
DR Horton, Inc.
(a)
................... 2,879,295 309,437,834
Garmin Ltd. ....................... 1,448,376 152,369,155
Lennar Corp., Class A ................ 2,388,050 268,010,851
Mohawk Industries, Inc.
(b)
............. 499,679 42,877,455
NVR, Inc.
(a)(b)
...................... 30,884 184,170,557
PulteGroup, Inc. ................... 2,075,452 153,687,221
Whirlpool Corp. .................... 518,531 69,327,595
1,179,880,668
Household Products — 1.3%
Church & Dwight Co., Inc. ............. 2,327,080 213,230,341
Clorox Co. (The) ................... 1,171,136 153,489,084
Colgate-Palmolive Co. ............... 7,818,019 555,939,331
Kimberly-Clark Corp. ................ 3,198,152 386,496,669
Procter & Gamble Co. (The) ........... 22,293,485 3,251,727,722
4,560,883,147
Independent Power and Renewable Electricity Producers — 0.0%
AES Corp. (The) ................... 6,332,836 96,259,107
Industrial Conglomerates — 0.8%
3M Co. .......................... 5,220,384 488,732,350
General Electric Co. ................. 10,292,915 1,137,881,753
Honeywell International, Inc. ........... 6,279,402 1,160,056,726
2,786,670,829
Industrial REITs — 0.3%
Prologis, Inc. ...................... 8,737,025 980,381,575
Insurance — 2.2%
Aflac, Inc. ........................ 5,112,553 392,388,443
Allstate Corp. (The) ................. 2,473,791 275,605,055
American International Group, Inc. ....... 6,732,559 407,993,075
Aon plc, Class A ................... 1,918,633 622,059,191
Arch Capital Group Ltd.
(a)(b)
............ 3,527,057 281,141,713
Arthur J Gallagher & Co. .............. 2,037,952 464,510,399
Assurant, Inc. ..................... 501,927 72,066,679
Brown & Brown, Inc. ................. 2,226,128 155,472,780
Chubb Ltd. ....................... 3,884,504 808,676,043
Cincinnati Financial Corp. ............. 1,483,260 151,722,665

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Everest Group Ltd. .................. 410,528 $ 152,580,942
Globe Life, Inc. .................... 822,423 89,422,053
Hartford Financial Services Group, Inc. (The) 2,892,114 205,079,804
Loews Corp.
(a)
..................... 1,748,726 110,711,843
Marsh & McLennan Cos., Inc. .......... 4,671,313 888,950,864
MetLife, Inc. ...................... 5,974,000 375,824,340
Principal Financial Group, Inc. .......... 2,102,916 151,557,156
Progressive Corp. (The) .............. 5,535,751 771,130,114
Prudential Financial, Inc. .............. 3,432,899 325,747,786
Travelers Cos., Inc. (The) ............. 2,165,021 353,569,580
Willis Towers Watson plc .............. 973,930 203,512,413
WR Berkley Corp.
(a)
................. 1,923,922 122,149,808
7,381,872,746
Interactive Media & Services — 5.9%
(b)
Alphabet, Inc., Class A ............... 56,109,530 7,342,493,096
Alphabet, Inc., Class C, NVS
(a)
.......... 47,729,217 6,293,097,261
Match Group, Inc.
(a)
................. 2,630,071 103,033,032
Meta Platforms, Inc., Class A ........... 21,019,429 6,310,242,780
20,048,866,169
IT Services — 1.2%
Accenture plc, Class A ............... 5,965,670 1,832,116,914
Akamai Technologies, Inc.
(a)(b)
........... 1,437,649 153,167,124
Cognizant Technology Solutions Corp., Class A 4,776,342 323,549,407
DXC Technology Co.
(a)(b)
.............. 1,938,629 40,381,642
EPAM Systems, Inc.
(a)(b)
.............. 548,291 140,192,526
Gartner, Inc.
(a)(b)
.................... 745,490 256,157,819
International Business Machines Corp. .... 8,615,690 1,208,781,307
VeriSign, Inc.
(a)(b)
................... 848,388 171,824,022
4,126,170,761
Leisure Products — 0.0%
Hasbro, Inc. ...................... 1,233,486 81,582,764
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc. ............. 2,793,431 312,361,454
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 197,315 70,727,562
Bio-Techne Corp. ................... 1,489,002 101,356,366
Charles River Laboratories International, Inc.
(a)
(b)
........................... 485,017 95,053,632
Danaher Corp. .................... 6,214,504 1,541,818,442
Illumina, Inc.
(a)(b)
.................... 1,496,955 205,501,982
IQVIA Holdings, Inc.
(a)(b)
............... 1,731,766 340,724,961
Mettler-Toledo International, Inc.
(a)(b)
...... 206,779 229,125,607
Revvity, Inc. ...................... 1,174,007 129,962,575
Thermo Fisher Scientific, Inc.
(a)
.......... 3,650,037 1,847,539,228
Waters Corp.
(a)(b)
................... 558,902 153,256,517
West Pharmaceutical Services, Inc.
(a)
..... 698,532 262,096,192
5,289,524,518
Machinery — 1.8%
Caterpillar, Inc. .................... 4,824,583 1,317,111,159
Cummins, Inc. ..................... 1,339,439 306,008,234
Deere & Co. ...................... 2,578,546 973,091,690
Dover Corp. ...................... 1,322,687 184,528,063
Fortive Corp.
(a)
..................... 3,329,244 246,896,735
IDEX Corp. ....................... 714,987 148,731,596
Illinois Tool Works, Inc. ............... 2,602,391 599,356,671
Ingersoll Rand, Inc.
(a)
................ 3,824,519 243,698,351
Nordson Corp. ..................... 511,966 114,255,452
Otis Worldwide Corp. ................ 3,893,888 312,718,145
PACCAR, Inc. ..................... 4,944,115 420,348,657
Parker-Hannifin Corp. ................ 1,213,161 472,550,473
Pentair plc ....................... 1,561,372 101,098,837
Snap-on, Inc. ..................... 500,589 127,680,230
Stanley Black & Decker, Inc. ........... 1,449,012 121,108,423
Security
Shares
Shares Value
Machinery (continued)
Westinghouse Air Brake Technologies Corp. . 1,694,182 $ 180,040,721
Xylem, Inc. ....................... 2,277,418 207,313,361
6,076,536,798
Media — 0.8%
Charter Communications, Inc., Class A
(a)(b)
.. 962,641 423,388,765
Comcast Corp., Class A .............. 38,923,074 1,725,849,101
Fox Corp., Class A, NVS .............. 2,399,088 74,851,546
Fox Corp., Class B .................. 1,245,799 35,978,675
Interpublic Group of Cos., Inc. (The) ...... 3,640,327 104,331,772
News Corp., Class A, NVS ............ 3,602,725 72,270,663
News Corp., Class B ................ 1,097,138 22,897,270
Omnicom Group, Inc. ................ 1,868,590 139,172,583
Paramount Global, Class B, NVS
(a)
....... 4,560,357 58,828,605
2,657,568,980
Metals & Mining — 0.4%
Freeport-McMoRan, Inc. .............. 13,558,179 505,584,495
Newmont Corp. .................... 7,515,837 277,710,177
Nucor Corp. ...................... 2,352,148 367,758,340
Steel Dynamics, Inc. ................. 1,472,634 157,895,817
1,308,948,829
Multi-Utilities — 0.7%
Ameren Corp. ..................... 2,485,061 185,957,115
CenterPoint Energy, Inc. .............. 5,969,220 160,273,557
CMS Energy Corp. .................. 2,758,970 146,528,897
Consolidated Edison, Inc. ............. 3,261,882 278,988,767
Dominion Energy, Inc. ................ 7,913,357 353,489,657
DTE Energy Co. ................... 1,949,936 193,589,646
NiSource, Inc. ..................... 3,908,131 96,452,673
Public Service Enterprise Group, Inc. ..... 4,720,064 268,618,842
Sempra ......................... 5,951,566 404,885,035
WEC Energy Group, Inc. .............. 2,983,151 240,292,813
2,329,077,002
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 1,472,818 147,429,082
Boston Properties, Inc. ............... 1,364,858 81,181,754
228,610,836
Oil, Gas & Consumable Fuels — 4.3%
APA Corp. ....................... 2,905,847 119,430,312
Chevron Corp. ..................... 16,779,556 2,829,368,733
ConocoPhillips .................... 11,324,839 1,356,715,712
Coterra Energy, Inc. ................. 7,163,333 193,768,158
Devon Energy Corp. ................. 6,059,373 289,032,092
Diamondback Energy, Inc. ............. 1,691,284 261,946,066
EOG Resources, Inc. ................ 5,506,641 698,021,813
EQT Corp.
(a)
...................... 3,420,150 138,789,687
Exxon Mobil Corp. .................. 37,859,160 4,451,480,033
Hess Corp. ....................... 2,613,623 399,884,319
Kinder Morgan, Inc. ................. 18,332,910 303,959,648
Marathon Oil Corp. .................. 5,728,202 153,229,403
Marathon Petroleum Corp. ............ 3,781,360 572,271,022
Occidental Petroleum Corp. ............ 6,274,881 407,114,279
ONEOK, Inc. ...................... 5,513,802 349,740,461
Phillips 66 ........................ 4,211,122 505,966,308
Pioneer Natural Resources Co. ......... 2,204,936 506,143,059
Targa Resources Corp. ............... 2,115,591 181,348,460
Valero Energy Corp. ................. 3,339,549 473,247,489
Williams Cos., Inc. (The) .............. 11,504,069 387,572,085
14,579,029,139
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(b)
............... 1,203,076 44,610,058
American Airlines Group, Inc.
(a)(b)
........ 6,178,906 79,151,786

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines (continued)
Delta Air Lines, Inc. ................. 6,084,841 $ 225,139,117
Southwest Airlines Co. ............... 5,633,124 152,488,667
United Airlines Holdings, Inc.
(a)(b)
......... 3,101,662 131,200,302
632,589,930
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The), Class A .... 2,192,793 316,968,228
Kenvue, Inc. ...................... 16,298,739 327,278,679
644,246,907
Pharmaceuticals — 4.1%
Bristol-Myers Squibb Co. .............. 19,756,922 1,146,691,753
Catalent, Inc.
(a)(b)
................... 1,704,728 77,616,266
Eli Lilly & Co. ..................... 7,541,256 4,050,634,835
Johnson & Johnson ................. 22,772,928 3,546,883,536
Merck & Co., Inc. ................... 23,998,028 2,470,596,983
Organon & Co. .................... 2,416,872 41,956,898
Pfizer, Inc. ....................... 53,394,945 1,771,110,326
Viatris, Inc. ....................... 11,344,360 111,855,389
Zoetis, Inc., Class A ................. 4,353,270 757,381,914
13,974,727,900
Professional Services — 0.8%
Automatic Data Processing, Inc. ......... 3,896,136 937,332,399
Broadridge Financial Solutions, Inc. ...... 1,116,912 199,983,094
Ceridian HCM Holding, Inc.
(a)(b)
.......... 1,471,776 99,860,002
Equifax, Inc.
(a)
..................... 1,160,581 212,595,227
Jacobs Solutions, Inc. ................ 1,190,852 162,551,298
Leidos Holdings, Inc. ................ 1,299,031 119,718,697
Paychex, Inc. ..................... 3,034,634 349,984,339
Paycom Software, Inc.
(a)
.............. 465,744 120,753,447
Robert Half, Inc. ................... 1,012,774 74,216,079
Verisk Analytics, Inc.
(a)
............... 1,371,401 323,979,772
2,600,974,354
Real Estate Management & Development — 0.1%
(a)(b)
CBRE Group, Inc., Class A ............ 2,930,376 216,437,571
CoStar Group, Inc. .................. 3,861,665 296,923,422
513,360,993
Residential REITs — 0.3%
AvalonBay Communities, Inc. .......... 1,343,212 230,683,229
Camden Property Trust ............... 1,009,885 95,514,923
Equity Residential .................. 3,261,836 191,502,392
Essex Property Trust, Inc. ............. 606,938 128,725,480
Invitation Homes, Inc. ................ 5,440,279 172,402,442
Mid-America Apartment Communities, Inc. .. 1,103,597 141,977,754
UDR, Inc. ........................ 2,866,857 102,260,789
1,063,067,009
Retail REITs — 0.3%
Federal Realty Investment Trust ......... 693,977 62,895,135
Kimco Realty Corp. ................. 5,862,267 103,117,277
Realty Income Corp. ................. 6,703,086 334,752,115
Regency Centers Corp. .............. 1,554,042 92,372,256
Simon Property Group, Inc. ............ 3,094,331 334,280,578
927,417,361
Semiconductors & Semiconductor Equipment — 7.4%
Advanced Micro Devices, Inc.
(b)
......... 15,279,567 1,571,045,079
Analog Devices, Inc. ................. 4,742,122 830,298,141
Applied Materials, Inc. ............... 7,941,612 1,099,516,181
Broadcom, Inc. .................... 3,902,901 3,241,671,513
Enphase Energy, Inc.
(a)(b)
.............. 1,289,433 154,925,375
First Solar, Inc.
(a)(b)
.................. 1,010,442 163,277,323
Intel Corp. ....................... 39,606,861 1,408,023,909
KLA Corp. ........................ 1,292,824 592,966,656
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp. ................ 1,260,463 $ 790,020,394
Microchip Technology, Inc. ............. 5,147,772 401,783,605
Micron Technology, Inc. ............... 10,358,363 704,679,435
Monolithic Power Systems, Inc. ......... 451,661 208,667,382
NVIDIA Corp. ..................... 23,359,174 10,161,007,098
NXP Semiconductors NV ............. 2,438,251 487,455,140
ON Semiconductor Corp.
(a)(b)
........... 4,081,053 379,333,876
Qorvo, Inc.
(a)(b)
..................... 925,817 88,387,749
QUALCOMM, Inc. .................. 10,554,299 1,172,160,447
Skyworks Solutions, Inc. .............. 1,507,454 148,619,890
SolarEdge Technologies, Inc.
(a)(b)
........ 534,592 69,235,010
Teradyne, Inc.
(a)
.................... 1,456,640 146,334,054
Texas Instruments, Inc. ............... 8,586,886 1,365,400,743
25,184,809,000
Software — 10.1%
Adobe, Inc.
(b)
...................... 4,310,744 2,198,048,366
ANSYS, Inc.
(a)(b)
.................... 820,899 244,258,497
Autodesk, Inc.
(a)(b)
................... 2,021,135 418,193,043
Cadence Design Systems, Inc.
(a)(b)
....... 2,570,383 602,240,737
Fair Isaac Corp.
(a)(b)
................. 235,136 204,222,670
Fortinet, Inc.
(a)(b)
.................... 6,164,391 361,726,464
Gen Digital, Inc. .................... 5,321,542 94,084,863
Intuit, Inc. ........................ 2,648,616 1,353,283,859
Microsoft Corp. .................... 70,264,910 22,186,145,332
Oracle Corp. ...................... 14,888,273 1,576,965,876
Palo Alto Networks, Inc.
(a)(b)
............ 2,892,468 678,110,198
PTC, Inc.
(b)
....................... 1,123,908 159,235,285
Roper Technologies, Inc. .............. 1,009,327 488,796,880
Salesforce, Inc.
(b)
................... 9,211,236 1,867,854,436
ServiceNow, Inc.
(b)
.................. 1,929,439 1,078,479,223
Synopsys, Inc.
(a)(b)
.................. 1,439,135 660,519,791
Tyler Technologies, Inc.
(a)(b)
............ 397,929 153,656,304
34,325,821,824
Specialized REITs — 1.1%
American Tower Corp. ............... 4,408,637 725,000,355
Crown Castle, Inc. .................. 4,101,308 377,443,375
Digital Realty Trust, Inc. .............. 2,862,679 346,441,412
Equinix, Inc. ...................... 884,953 642,705,966
Extra Space Storage, Inc. ............. 1,998,167 242,937,144
Iron Mountain, Inc. .................. 2,760,131 164,089,788
Public Storage ..................... 1,496,454 394,345,558
SBA Communications Corp. ........... 1,025,141 205,202,474
VICI Properties, Inc. ................. 9,584,330 278,904,003
Weyerhaeuser Co. .................. 6,910,748 211,883,534
3,588,953,609
Specialty Retail — 2.1%
AutoZone, Inc.
(a)(b)
.................. 171,760 436,268,682
Bath & Body Works, Inc. .............. 2,164,742 73,168,280
Best Buy Co., Inc. .................. 1,836,784 127,601,384
CarMax, Inc.
(a)(b)
.................... 1,496,119 105,820,497
Home Depot, Inc. (The) .............. 9,508,058 2,872,954,805
Lowe's Cos., Inc. ................... 5,541,697 1,151,786,304
O'Reilly Automotive, Inc.
(a)(b)
............ 571,250 519,186,275
Ross Stores, Inc. ................... 3,221,669 363,887,514
TJX Cos., Inc. (The) ................. 10,868,700 966,010,056
Tractor Supply Co. .................. 1,029,090 208,956,725
Ulta Beauty, Inc.
(b)
.................. 471,089 188,176,501
7,013,817,023
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc. ....................... 138,984,763 23,795,581,273
Hewlett Packard Enterprise Co. ......... 12,214,020 212,157,527
HP, Inc. ......................... 8,205,526 210,882,018

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
12
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc. ...................... 1,993,875 $ 151,295,235
Seagate Technology Holdings plc ........ 1,824,126 120,301,110
Western Digital Corp.
(a)(b)
.............. 3,025,882 138,070,996
24,628,288,159
Textiles, Apparel & Luxury Goods — 0.4%
NIKE, Inc., Class B ................. 11,585,861 1,107,840,029
Ralph Lauren Corp., Class A ........... 381,826 44,326,180
Tapestry, Inc. ...................... 2,192,114 63,023,278
VF Corp. ........................ 3,124,520 55,210,268
1,270,399,755
Tobacco — 0.6%
Altria Group, Inc. ................... 16,782,803 705,716,866
Philip Morris International, Inc. .......... 14,680,935 1,359,160,962
2,064,877,828
Trading Companies & Distributors — 0.3%
Fastenal Co. ...................... 5,403,089 295,224,783
United Rentals, Inc.
(a)
................ 645,869 287,133,981
WW Grainger, Inc. .................. 420,999 291,263,948
873,622,712
Water Utilities — 0.1%
American Water Works Co., Inc.
(a)
........ 1,841,069 227,979,574
Security
Shares
Shares Value
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc.
(b)
.................. 4,895,300 $ 685,586,765
Total Long-Term Investments — 99.7%
(Cost: $322,265,964,519) .......................... 339,865,662,601
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 2,585,817,195 2,586,851,522
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 2,096,000,405 2,096,000,405
Total Short-Term Securities — 1.4%
(Cost: $4,681,289,626) ........................... 4,682,851,927
Total Investments — 101.1%
(Cost: $326,947,254,145 ) .......................... 344,548,514,528
Liabilities in Excess of Other Assets — (1.1)% ............ (3,863,295,816)
Net Assets — 100.0% ..............................
$ 340,685,218,712
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 2,493,216,128 $ 93,332,777
(a)
$ — $ 325,030 $ (22,413) $ 2,586,851,522 2,585,817,195 $ 3,135,662
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 528,291,394 1,567,709,011
(a)
— — — 2,096,000,405 2,096,000,405 15,645,546 —
BlackRock, Inc. ............ 889,552,216 150,792,197 (150,864,398) 793,281 (32,118,592) 858,154,704 1,327,406 13,604,045 —
$ 1,118,311 $ (32,141,005) $ 5,541,006,631 $ 32,385,253 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
Schedules of Investments
13
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 3,730 12/15/23 $ 806,706 $ (29,519,884)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 29,519,884 $ — $ — $ — $ 29,519,884
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 95,737,447 $ — $ — $ — $ 95,737,447
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (70,579,018) $ — $ — $ — $ (70,579,018)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 857,227,157

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P 500 ETF
14
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 339,865,662,601 $ — $ — $ 339,865,662,601
Short-Term Securities
Money Market Funds ...................................... 4,682,851,927 — — 4,682,851,927
$ 344,548,514,528 $ — $ — $ 344,548,514,528
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (29,519,884) $ — $ — $ (29,519,884)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
AAR Corp.
(a)
...................... 36,162 $ 2,152,724
AeroVironment, Inc.
(a)(b)
............... 26,227 2,925,097
AerSale Corp.
(a)
.................... 33,184 495,769
Air Industries Group
(a)
................ 2 6
Archer Aviation, Inc., Class A
(a)(b)
......... 167,125 845,652
Astra Space, Inc.
(a)(b)
................. 10,466 19,362
Astronics Corp.
(a)
................... 35,095 556,607
Axon Enterprise, Inc.
(a)
............... 72,806 14,487,666
Boeing Co. (The)
(a)
.................. 587,850 112,679,088
BWX Technologies, Inc. .............. 90,493 6,785,165
Cadre Holdings, Inc. ................. 25,245 672,779
Curtiss-Wright Corp. ................. 40,257 7,875,477
Ducommun, Inc.
(a)(b)
................. 14,434 628,023
General Dynamics Corp. .............. 233,876 51,679,580
HEICO Corp.
(b)
.................... 43,286 7,009,302
HEICO Corp., Class A ................ 76,834 9,928,489
Hexcel Corp. ...................... 90,113 5,869,961
Howmet Aerospace, Inc. .............. 408,490 18,892,662
Huntington Ingalls Industries, Inc. ........ 39,772 8,136,556
Kaman Corp. ..................... 27,427 538,941
Kratos Defense & Security Solutions, Inc.
(a)
. 153,485 2,305,345
L3Harris Technologies, Inc. ............ 195,289 34,003,721
Leonardo DRS, Inc.
(a)(b)
............... 48,197 804,890
Lockheed Martin Corp. ............... 231,035 94,484,074
Mercury Systems, Inc.
(a)
.............. 59,770 2,216,869
Momentus, Inc.
(a)(b)
.................. 2 4
Moog, Inc., Class A ................. 29,473 3,329,270
National Presto Industries, Inc. .......... 8,370 606,490
Northrop Grumman Corp. ............. 146,718 64,583,796
Parsons Corp.
(a)
.................... 40,673 2,210,578
Rocket Lab USA, Inc.
(a)(b)
.............. 263,311 1,153,302
RTX Corp. ....................... 1,509,607 108,646,416
SIFCO Industries, Inc.
(a)(b)
............. 614 2,253
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 109,100 1,760,874
Textron, Inc. ...................... 206,670 16,149,194
TransDigm Group, Inc.
(a)
.............. 57,292 48,304,604
Triumph Group, Inc.
(a)
................ 95,990 735,283
V2X, Inc.
(a)
....................... 13,744 710,015
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 431,046 775,883
VirTra, Inc.
(a)
...................... 9 50
Woodward, Inc. .................... 62,665 7,786,753
642,748,570
Air Freight & Logistics — 0.5%
Air Transport Services Group, Inc.
(a)(b)
..... 57,970 1,209,834
CH Robinson Worldwide, Inc. .......... 121,257 10,443,865
Expeditors International of Washington, Inc. . 152,388 17,468,236
FedEx Corp. ...................... 239,265 63,386,084
Forward Air Corp. .................. 28,421 1,953,660
GXO Logistics, Inc.
(a)(b)
............... 123,883 7,265,738
Hub Group, Inc., Class A
(a)
............. 33,557 2,635,567
United Parcel Service, Inc., Class B ...... 749,259 116,787,000
221,149,984
Automobile Components — 0.2%
Adient plc
(a)
....................... 97,568 3,580,746
American Axle & Manufacturing Holdings, Inc.
(a)
147,030 1,067,438
Aptiv plc
(a)
........................ 295,347 29,118,261
Autoliv, Inc. ....................... 77,653 7,491,961
BorgWarner, Inc. ................... 241,409 9,745,681
Dana, Inc. ........................ 139,986 2,053,595
Dorman Products, Inc.
(a)
.............. 28,147 2,132,417
Fox Factory Holding Corp.
(a)
............ 44,221 4,381,417
Garrett Motion, Inc.
(a)(b)
............... 163,617 1,289,302
Security
Shares
Shares Value
Automobile Components (continued)
Gentex Corp. ..................... 241,495 $ 7,858,247
Gentherm, Inc.
(a)
................... 34,161 1,853,576
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 301,734 3,750,554
LCI Industries ..................... 25,730 3,021,217
Lear Corp. ....................... 61,156 8,207,135
Luminar Technologies, Inc., Class A
(a)(b)
.... 301,215 1,370,528
Mobileye Global, Inc., Class A
(a)(b)
........ 79,096 3,286,439
Modine Manufacturing Co.
(a)(b)
.......... 55,290 2,529,517
Motorcar Parts of America, Inc.
(a)
........ 36 291
Patrick Industries, Inc.
(b)
.............. 23,770 1,784,176
Phinia, Inc. ....................... 48,260 1,292,885
QuantumScape Corp., Class A
(a)(b)
....... 398,293 2,664,580
Solid Power, Inc., Class A
(a)(b)
........... 210,710 425,634
Standard Motor Products, Inc. .......... 25,709 864,337
Stoneridge, Inc.
(a)
................... 27,549 552,908
Visteon Corp.
(a)
.................... 28,967 3,999,474
XPEL, Inc.
(a)(b)(c)
.................... 23,575 1,817,868
106,140,184
Automobiles — 1.9%
Arcimoto, Inc.
(a)
.................... 45 38
Fisker, Inc., Class A
(a)(b)
............... 192,132 1,233,487
Ford Motor Co. .................... 4,069,331 50,541,091
General Motors Co. ................. 1,427,507 47,064,906
Harley-Davidson, Inc. ................ 134,917 4,460,356
Lucid Group, Inc.
(a)(b)
................. 952,141 5,322,468
Mullen Automotive, Inc.
(a)(b)
............ 882,086 400,467
Rivian Automotive, Inc., Class A
(a)(b)
....... 698,272 16,954,044
Tesla, Inc.
(a)
....................... 2,858,666 715,295,406
Thor Industries, Inc.
(b)
................ 55,820 5,310,157
Winnebago Industries, Inc. ............ 31,415 1,867,622
848,450,042
Banks — 3.3%
1st Source Corp. ................... 19,118 804,677
Amalgamated Financial Corp. .......... 27,868 479,887
Amerant Bancorp, Inc., Class A ......... 29,900 521,456
American National Bankshares, Inc. ...... 19,461 738,350
Ameris Bancorp .................... 67,309 2,583,993
Arrow Financial Corp. ................ 29,861 508,234
Associated Banc-Corp. ............... 169,430 2,898,947
Atlantic Union Bankshares Corp. ........ 76,721 2,208,030
Axos Financial, Inc.
(a)
................ 54,819 2,075,447
Banc of California, Inc. ............... 60,049 743,407
BancFirst Corp. .................... 18,965 1,644,834
Bancorp, Inc. (The)
(a)(b)
............... 33,772 1,165,134
Bank First Corp.
(b)
.................. 9,249 713,560
Bank of America Corp. ............... 7,156,524 195,945,627
Bank of Hawaii Corp. ................ 40,854 2,030,035
Bank of Marin Bancorp ............... 28,803 526,519
Bank OZK ....................... 105,352 3,905,399
BankUnited, Inc. ................... 54,708 1,241,872
Banner Corp. ..................... 19,279 817,044
Bar Harbor Bankshares .............. 25,813 609,961
BayCom Corp. .................... 26,826 515,327
Berkshire Hills Bancorp, Inc. ........... 41,358 829,228
BOK Financial Corp. ................. 30,248 2,419,235
Bridgewater Bancshares, Inc.
(a)
......... 50,975 483,243
Brookline Bancorp, Inc.
(b)
.............. 55,340 504,147
Business First Bancshares, Inc. ......... 25,374 476,016
Byline Bancorp, Inc. ................. 29,433 580,124
Cadence Bank .................... 126,467 2,683,630
Cambridge Bancorp ................. 11,609 723,125
Camden National Corp. .............. 26,590 750,370
Capital City Bank Group, Inc. ........... 15,716 468,808

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Capitol Federal Financial, Inc. .......... 135,172 $ 644,770
Capstar Financial Holdings, Inc. ......... 37,136 526,960
Carter Bankshares, Inc.
(a)
............. 43,271 542,186
Cathay General Bancorp .............. 76,390 2,655,316
CB Financial Services, Inc. ............ 34,360 744,925
Citigroup, Inc. ..................... 1,998,631 82,203,693
Citizens Financial Group, Inc. .......... 489,160 13,109,488
City Holding Co. ................... 11,974 1,081,851
CNB Financial Corp. ................. 33,670 609,764
Coastal Financial Corp.
(a)
............. 15,900 682,269
Colony Bankcorp, Inc. ............... 67,729 676,951
Columbia Banking System, Inc. ......... 228,389 4,636,297
Columbia Financial, Inc.
(a)(b)
............ 33,997 534,093
Comerica, Inc. ..................... 139,231 5,785,048
Commerce Bancshares, Inc. ........... 117,579 5,641,440
Community Bank System, Inc. .......... 43,616 1,841,031
Community Trust Bancorp, Inc. ......... 19,280 660,533
ConnectOne Bancorp, Inc. ............ 53,489 953,709
CrossFirst Bankshares, Inc.
(a)(b)
......... 72,154 728,034
Cullen/Frost Bankers, Inc. ............. 68,878 6,282,362
Customers Bancorp, Inc.
(a)
............. 30,402 1,047,349
CVB Financial Corp. ................. 134,337 2,225,964
Dime Community Bancshares, Inc. ....... 43,319 864,647
Eagle Bancorp Montana, Inc. ........... 44,619 527,397
Eagle Bancorp, Inc. ................. 21,314 457,185
East West Bancorp, Inc. .............. 147,393 7,769,085
Eastern Bankshares, Inc. ............. 220,798 2,768,807
Enterprise Financial Services Corp. ...... 45,736 1,715,100
Equity Bancshares, Inc., Class A ........ 26,344 634,100
Esquire Financial Holdings, Inc. ......... 17,577 803,093
Evans Bancorp, Inc.
(b)
................ 23,325 625,110
Farmers National Banc Corp. ........... 70,302 812,691
FB Financial Corp. .................. 50,907 1,443,723
Fifth Third Bancorp ................. 707,886 17,930,752
First Bancorp ..................... 180,966 3,173,340
First Bancshares, Inc. (The) ............ 31,002 836,124
First Busey Corp. ................... 78,634 1,511,345
First Citizens BancShares, Inc., Class A .... 12,408 17,124,281
First Commonwealth Financial Corp. ...... 43,678 533,308
First Community Bankshares, Inc. ....... 17,863 526,065
First Financial Bancorp ............... 65,509 1,283,976
First Financial Bankshares, Inc. ......... 143,319 3,600,173
First Financial Corp. ................. 18,238 616,627
First Foundation, Inc. ................ 72,534 441,007
First Hawaiian, Inc. ................. 164,648 2,971,896
First Horizon Corp. .................. 591,019 6,513,029
First Interstate BancSystem, Inc., Class A .. 91,378 2,278,967
First Merchants Corp. ................ 91,611 2,548,618
First Mid Bancshares, Inc. ............. 25,436 675,580
First of Long Island Corp. (The) ......... 45,713 526,157
First Savings Financial Group, Inc. ....... 31,794 475,320
First US Bancshares, Inc. ............. 9 77
First Western Financial, Inc.
(a)(b)
......... 25,802 468,306
Flushing Financial Corp. .............. 42,448 557,342
FNB Corp. ....................... 383,528 4,138,267
Franklin Financial Services Corp. ........ 26,822 764,427
Fulton Financial Corp. ................ 170,218 2,061,340
German American Bancorp, Inc. ......... 43,517 1,178,876
Glacier Bancorp, Inc.
(b)
............... 119,347 3,401,390
Glen Burnie Bancorp ................ 598 3,899
Great Southern Bancorp, Inc. ........... 9,307 445,991
Hancock Whitney Corp. .............. 89,588 3,313,860
HarborOne Bancorp, Inc. ............. 67,231 640,039
Hawthorn Bancshares, Inc. ............ 9 146
Heartland Financial USA, Inc. .......... 46,574 1,370,673
Security
Shares
Shares Value
Banks (continued)
Heritage Commerce Corp. ............. 77,761 $ 658,636
Heritage Financial Corp. .............. 33,744 550,365
Hilltop Holdings, Inc. ................. 51,785 1,468,623
Hingham Institution for Savings (The)
(b)
.... 2,445 456,604
Home BancShares, Inc. .............. 202,641 4,243,303
Home Federal Bancorp, Inc. of Louisiana ... 506 7,666
HomeTrust Bancshares, Inc. ........... 22,883 495,875
Hope Bancorp, Inc. ................. 84,527 748,064
Horizon Bancorp, Inc. ................ 65,656 701,206
Huntington Bancshares, Inc. ........... 1,513,396 15,739,318
Independent Bank Corp. .............. 57,488 2,135,223
Independent Bank Group, Inc. .......... 36,432 1,440,886
International Bancshares Corp. ......... 54,356 2,355,789
John Marshall Bancorp, Inc. ........... 25,274 451,141
JPMorgan Chase & Co. .............. 3,007,910 436,207,108
Kearny Financial Corp. ............... 82,941 574,781
Kentucky First Federal Bancorp ......... 844 4,338
KeyCorp ......................... 975,356 10,494,831
Lake Shore Bancorp, Inc. ............. 652 6,690
Lakeland Bancorp, Inc. ............... 120,736 1,523,688
Lakeland Financial Corp. .............. 24,513 1,163,387
Live Oak Bancshares, Inc.
(b)
............ 36,845 1,066,663
M&T Bank Corp. ................... 173,826 21,980,298
Macatawa Bank Corp. ............... 60,543 542,465
Mercantile Bank Corp. ............... 17,930 554,216
Metropolitan Bank Holding Corp.
(a)
....... 13,071 474,216
Mid Penn Bancorp, Inc. ............... 26,684 537,149
Midland States Bancorp, Inc. ........... 25,410 521,921
MidWestOne Financial Group, Inc. ....... 27,899 567,187
National Bank Holdings Corp., Class A .... 37,993 1,130,672
NBT Bancorp, Inc. .................. 59,867 1,897,185
New York Community Bancorp, Inc. ...... 749,641 8,500,929
Nicolet Bankshares, Inc.
(b)
............. 14,130 985,991
Northeast Bank .................... 16,025 706,703
Northeast Community Bancorp, Inc. ...... 47,930 707,447
Northfield Bancorp, Inc. .............. 41,144 388,811
Northwest Bancshares, Inc. ............ 93,733 958,889
Norwood Financial Corp. .............. 22,023 567,312
OceanFirst Financial Corp. ............ 99,763 1,443,571
OFG Bancorp ..................... 35,052 1,046,653
Ohio Valley Banc Corp. ............... 21,521 526,188
Old National Bancorp ................ 299,880 4,360,255
Old Second Bancorp, Inc. ............. 42,613 579,963
Origin Bancorp, Inc. ................. 36,754 1,061,088
Pacific Premier Bancorp, Inc. ........... 80,724 1,756,554
PacWest Bancorp
(b)
................. 121,414 960,385
Park National Corp. ................. 19,586 1,851,269
Pathward Financial, Inc.
(b)
............. 25,864 1,192,072
Patriot National Bancorp, Inc.
(a)
......... 59 420
PCB Bancorp ..................... 39,543 610,939
Peapack-Gladstone Financial Corp. ...... 38,047 975,906
Peoples Bancorp of North Carolina, Inc.
(b)
.. 26,923 605,229
Peoples Bancorp, Inc. ............... 36,146 917,385
Peoples Financial Services Corp. ........ 9 361
Pinnacle Financial Partners, Inc. ......... 82,297 5,517,191
PNC Financial Services Group, Inc. (The) .. 411,557 50,526,853
Ponce Financial Group, Inc.
(a)(b)
......... 81,204 635,015
Popular, Inc. ...................... 74,904 4,719,701
Premier Financial Corp. .............. 43,957 749,906
Princeton Bancorp, Inc.
(b)
............. 18,374 532,662
Prosperity Bancshares, Inc. ............ 94,133 5,137,779
Provident Financial Services, Inc. ........ 61,828 945,350
QCR Holdings, Inc. ................. 24,650 1,196,018
Red River Bancshares, Inc. ............ 10,447 480,144
Regions Financial Corp. .............. 989,396 17,017,611

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Renasant Corp. .................... 43,757 $ 1,145,996
Republic Bancorp, Inc., Class A ......... 12,894 567,981
S&T Bancorp, Inc. .................. 18,799 509,077
Sandy Spring Bancorp, Inc. ............ 53,194 1,139,947
Seacoast Banking Corp. of Florida ....... 87,834 1,928,835
ServisFirst Bancshares, Inc. ........... 49,374 2,575,842
Shore Bancshares, Inc. ............... 66,665 701,316
Simmons First National Corp., Class A .... 111,564 1,892,125
SmartFinancial, Inc. ................. 35,726 763,465
Sound Financial Bancorp, Inc. .......... 15,987 587,682
South Plains Financial, Inc. ............ 35,651 942,612
Southern Missouri Bancorp, Inc. ......... 13,563 524,752
Southside Bancshares, Inc. ............ 22,724 652,179
SouthState Corp. ................... 79,888 5,381,256
Stellar Bancorp, Inc. ................. 43,836 934,584
Stock Yards Bancorp, Inc. ............. 31,281 1,229,031
Synovus Financial Corp. .............. 157,687 4,383,699
Texas Capital Bancshares, Inc.
(a)
........ 56,456 3,325,258
Tompkins Financial Corp. ............. 12,835 628,787
Towne Bank ...................... 79,021 1,811,952
TriCo Bancshares .................. 36,737 1,176,686
Triumph Financial, Inc.
(a)
.............. 21,235 1,375,816
Truist Financial Corp. ................ 1,385,160 39,629,428
Trustmark Corp. ................... 60,524 1,315,187
UMB Financial Corp. ................ 45,532 2,825,261
United Bancorp, Inc. ................. 9 104
United Bankshares, Inc. .............. 138,066 3,809,241
United Community Banks, Inc. .......... 95,674 2,431,076
Univest Financial Corp. ............... 32,794 569,960
US Bancorp ...................... 1,610,540 53,244,452
Valley National Bancorp .............. 441,040 3,775,302
Veritex Holdings, Inc. ................ 32,479 582,998
Village Bank and Trust Financial Corp. .... 113 5,145
Virginia National Bankshares Corp.
(b)
...... 18,788 570,216
Washington Federal, Inc. .............. 66,416 1,701,578
Washington Trust Bancorp, Inc. ......... 24,430 643,242
Webster Financial Corp. .............. 184,503 7,437,316
Wells Fargo & Co. .................. 3,791,743 154,930,619
WesBanco, Inc. .................... 65,051 1,588,545
Westamerica Bancorp ............... 18,527 801,293
Western Alliance Bancorp ............. 112,728 5,182,106
Wintrust Financial Corp. .............. 68,202 5,149,251
WSFS Financial Corp. ............... 60,818 2,219,857
Zions Bancorp NA .................. 159,159 5,553,058
1,423,747,992
Beverages — 1.4%
Alkaline Water Co., Inc. (The)
(a)
......... 13 5
Boston Beer Co., Inc. (The), Class A
(a)
..... 9,428 3,672,489
Brown-Forman Corp., Class A .......... 56,356 3,274,284
Brown-Forman Corp., Class B, NVS ...... 189,687 10,943,043
Celsius Holdings, Inc.
(a)(b)
.............. 51,347 8,811,145
Coca-Cola Co. (The) ................ 4,036,156 225,944,013
Coca-Cola Consolidated, Inc. ........... 4,883 3,107,151
Constellation Brands, Inc., Class A ....... 166,321 41,801,457
Duckhorn Portfolio, Inc. (The)
(a)
......... 52,479 538,434
Eastside Distilling, Inc.
(a)
.............. 424 521
Keurig Dr Pepper, Inc. ............... 1,046,195 33,028,376
MGP Ingredients, Inc.
(b)
............... 15,827 1,669,432
Molson Coors Beverage Co., Class B ..... 191,230 12,160,316
Monster Beverage Corp.
(a)
............. 763,085 40,405,351
National Beverage Corp.
(a)
............. 24,013 1,129,091
PepsiCo, Inc. ..................... 1,420,085 240,619,202
Vita Coco Co., Inc. (The)
(a)(b)
........... 34,475 897,729
Security
Shares
Shares Value
Beverages (continued)
Willamette Valley Vineyards, Inc.
(a)
....... 794 $ 4,661
628,006,700
Biotechnology — 2.6%
4D Molecular Therapeutics, Inc.
(a)(b)
....... 42,915 546,308
89bio, Inc.
(a)
...................... 74,170 1,145,185
Aadi Bioscience, Inc.
(a)
............... 18 87
AbbVie, Inc. ...................... 1,826,306 272,229,172
Abeona Therapeutics, Inc.
(a)(b)
.......... 1,142 4,808
ACADIA Pharmaceuticals, Inc.
(a)
......... 129,397 2,696,633
ACELYRIN, Inc.
(a)
................... 53,110 540,129
Achieve Life Sciences, Inc.
(a)(b)
.......... 154 662
Acorda Therapeutics, Inc.
(a)
............ 389 5,668
ADMA Biologics, Inc.
(a)
............... 247,576 886,322
Adverum Biotechnologies, Inc.
(a)(b)
........ 108 162
Agenus, Inc.
(a)(b)
.................... 381,641 431,254
AgeX Therapeutics, Inc.
(a)(b)
............ 7,657 5,207
Agios Pharmaceuticals, Inc.
(a)
.......... 69,689 1,724,803
AIM ImmunoTech, Inc.
(a)(b)
............. 9,313 4,237
Akero Therapeutics, Inc.
(a)(b)
............ 59,547 3,011,887
Alaunos Therapeutics, Inc.
(a)(b)
.......... 279 37
Aldeyra Therapeutics, Inc.
(a)(b)
........... 75,826 506,518
Alector, Inc.
(a)(b)
.................... 93,940 608,731
Alkermes plc
(a)
..................... 175,997 4,929,676
Allogene Therapeutics, Inc.
(a)(b)
.......... 174,210 552,246
Alnylam Pharmaceuticals, Inc.
(a)(b)
........ 130,771 23,159,544
Alpine Immune Sciences, Inc.
(a)(b)
........ 48,421 554,420
Amgen, Inc. ...................... 553,713 148,815,906
Amicus Therapeutics, Inc.
(a)
............ 265,668 3,230,523
AnaptysBio, Inc.
(a)(b)
................. 25,343 455,160
Anavex Life Sciences Corp.
(a)(b)
......... 86,485 566,477
Anika Therapeutics, Inc.
(a)
............. 38,948 725,601
Annovis Bio, Inc.
(a)(b)
................. 9 85
Apellis Pharmaceuticals, Inc.
(a)(b)
......... 103,080 3,921,163
Apogee Therapeutics, Inc.
(a)(b)
.......... 26,446 563,300
Applied Molecular Transport, Inc.
(a)(b)
...... 16,792 2,636
Aprea Therapeutics, Inc.
(a)(b)
............ 726 3,042
Aptevo Therapeutics, Inc.
(a)
............ 1,033 341
AquaBounty Technologies, Inc.
(a)(b)
....... 108 26
Aravive, Inc.
(a)
..................... 1,635 216
Arbutus Biopharma Corp.
(a)
............ 331,615 673,178
ARCA biopharma, Inc.
(a)(b)
............. 48 96
Arcellx, Inc.
(a)
..................... 33,172 1,190,211
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 24,195 618,182
Arcus Biosciences, Inc.
(a)
.............. 63,966 1,148,190
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 75,925 403,162
Ardelyx, Inc.
(a)(b)
.................... 248,630 1,014,410
Armata Pharmaceuticals, Inc.
(a)
......... 5 15
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 112,716 3,028,679
Assembly Biosciences, Inc.
(a)
........... 54 48
Atreca, Inc., Class A
(a)(b)
............... 45 12
Avalo Therapeutics, Inc.
(a)(b)
............ 4,885 590
Avid Bioservices, Inc.
(a)(b)
.............. 65,531 618,613
Avidity Biosciences, Inc.
(a)(b)
............ 71,558 456,540
Avita Medical, Inc.
(a)(b)
................ 35,464 518,129
Avrobio, Inc.
(a)
..................... 45 69
Beam Therapeutics, Inc.
(a)
............. 90,937 2,187,035
Biocept, Inc.
(a)(b)
.................... 6 8
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 208,583 1,476,768
Biogen, Inc.
(a)
..................... 150,374 38,647,622
Biohaven Ltd.
(a)
.................... 66,132 1,720,093
BioMarin Pharmaceutical, Inc.
(a)
......... 198,303 17,545,849
Biomea Fusion, Inc.
(a)(b)
............... 36,123 497,052
Bio-Path Holdings, Inc.
(a)
.............. 260 96
Bluebird Bio, Inc.
(a)(b)
................. 144,611 439,617

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Blueprint Medicines Corp.
(a)
............ 66,005 $ 3,314,771
Bridgebio Pharma, Inc.
(a)
.............. 126,719 3,341,580
Cabaletta Bio, Inc.
(a)
................. 43,471 661,629
CareDx, Inc.
(a)(b)
.................... 74,513 521,591
Caribou Biosciences, Inc.
(a)
............ 124,932 597,175
Catalyst Biosciences, Inc. ............. 7,816 3,770
Catalyst Pharmaceuticals, Inc.
(a)
......... 102,702 1,200,586
Celldex Therapeutics, Inc.
(a)(b)
........... 48,477 1,334,087
Cellectar Biosciences, Inc.
(a)(b)
.......... 5 13
CEL-SCI Corp.
(a)(b)
.................. 63 79
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 81,575 1,780,782
Cibus, Inc.
(a)(b)
..................... 3 55
Cogent Biosciences, Inc.
(a)
............. 98,968 964,938
Cohbar, Inc.
(a)(c)
.................... 9 28
Coherus Biosciences, Inc.
(a)(b)
........... 134,547 503,206
ContraFect Corp.
(a)(b)
................. 208 120
Corbus Pharmaceuticals Holdings, Inc.
(a)
... 9 61
Crinetics Pharmaceuticals, Inc.
(a)
........ 45,192 1,344,010
CRISPR Therapeutics AG
(a)(b)
........... 84,244 3,823,835
Cullinan Oncology, Inc.
(a)(b)
............. 51,085 462,319
Cyclacel Pharmaceuticals, Inc.
(a)
......... 4,308 1,495
Cyclerion Therapeutics, Inc.
(a)(b)
......... 831 2,825
Cytokinetics, Inc.
(a)(b)
................. 107,403 3,164,092
CytomX Therapeutics, Inc.
(a)(b)
.......... 180 232
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 67,248 825,133
Deciphera Pharmaceuticals, Inc.
(a)
....... 55,678 708,224
Denali Therapeutics, Inc.
(a)(b)
........... 142,788 2,945,716
DermTech, Inc.
(a)(b)
.................. 36 52
Dianthus Therapeutics, Inc.
(a)(b)
.......... 10,673 145,897
Disc Medicine, Inc.
(a)
................. 15,573 731,620
Dominari Holdings, Inc.
(a)(b)
............ 2,453 5,912
Dynavax Technologies Corp.
(a)(b)
......... 139,853 2,065,629
Dyne Therapeutics, Inc.
(a)
............. 60,902 545,682
Editas Medicine, Inc.
(a)
............... 123,036 959,681
Eledon Pharmaceuticals, Inc.
(a)
.......... 17 23
Enanta Pharmaceuticals, Inc.
(a)
......... 38,524 430,313
EQRx, Inc.
(a)
...................... 366,904 814,527
Equillium, Inc.
(a)(b)
................... 6,015 4,451
Erasca, Inc.
(a)(b)
.................... 202,487 398,899
Eterna Therapeutics, Inc.
(a)(b)
........... 958 2,165
Exact Sciences Corp.
(a)(b)
.............. 187,572 12,796,162
Exelixis, Inc.
(a)
..................... 344,968 7,537,551
Exicure, Inc.
(a)
..................... 7,261 5,228
First Wave BioPharma, Inc.
(a)(b)
.......... 376 109
Forte Biosciences, Inc.
(a)
.............. 7,304 4,835
Fresh Tracks Therapeutics, Inc.
(a)(b)
....... 21 20
Galera Therapeutics, Inc.
(a)(b)
........... 11,871 2,079
Genelux Corp.
(a)(b)
.................. 22,787 558,054
Geron Corp.
(a)(b)
.................... 465,816 987,530
Gilead Sciences, Inc. ................ 1,291,372 96,775,418
Halozyme Therapeutics, Inc.
(a)
.......... 139,287 5,320,763
Harpoon Therapeutics, Inc.
(a)
........... 2 8
Homology Medicines, Inc.
(a)(b)
........... 54 63
Horizon Therapeutics plc
(a)
............ 238,606 27,604,328
iBio, Inc.
(a)
........................ 126 38
Ideaya Biosciences, Inc.
(a)(b)
............ 62,890 1,696,772
IGM Biosciences, Inc.
(a)
............... 9 75
ImmuCell Corp.
(a)
................... 736 3,798
ImmunityBio, Inc.
(a)(b)
................. 278,036 469,881
ImmunoGen, Inc.
(a)
.................. 243,318 3,861,457
Immunovant, Inc.
(a)
.................. 61,805 2,372,694
Incyte Corp.
(a)
..................... 194,754 11,250,939
Inhibrx, Inc.
(a)
..................... 33,789 620,028
Insmed, Inc.
(a)(b)
.................... 149,369 3,771,567
Intellia Therapeutics, Inc.
(a)(b)
........... 92,796 2,934,210
Security
Shares
Shares Value
Biotechnology (continued)
Intercept Pharmaceuticals, Inc.
(a)
........ 50,257 $ 931,765
Ionis Pharmaceuticals, Inc.
(a)
........... 155,038 7,032,524
Iovance Biotherapeutics, Inc.
(a)
.......... 241,141 1,097,192
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 158,572 1,527,048
iTeos Therapeutics, Inc.
(a)
............. 43,177 472,788
KalVista Pharmaceuticals, Inc.
(a)
......... 42,932 413,435
Karuna Therapeutics, Inc.
(a)(b)
........... 37,925 6,412,738
Keros Therapeutics, Inc.
(a)
............. 29,737 948,016
Kineta, Inc.
(b)
...................... 46 157
Kiniksa Pharmaceuticals Ltd., Class A
(a)
.... 27,754 482,087
Kinnate Biopharma, Inc.
(a)
............. 18 25
Kronos Bio, Inc.
(a)(b)
................. 63 82
Krystal Biotech, Inc.
(a)
................ 26,304 3,051,264
Kura Oncology, Inc.
(a)(b)
............... 99,993 911,936
Kymera Therapeutics, Inc.
(a)(b)
.......... 41,658 579,046
Larimar Therapeutics, Inc.
(a)
............ 1,212 4,787
Lisata Therapeutics, Inc.
(a)(b)
............ 556 1,162
Lumos Pharma, Inc.
(a)
................ 2,356 7,775
Lyell Immunopharma, Inc.
(a)(b)
........... 271,039 398,427
MacroGenics, Inc.
(a)
................. 94,734 441,460
Madrigal Pharmaceuticals, Inc.
(a)
........ 15,407 2,250,038
MannKind Corp.
(a)
.................. 295,827 1,221,766
Marker Therapeutics, Inc.
(a)
............ 9 41
Matinas BioPharma Holdings, Inc.
(a)
...... 243 32
MEI Pharma, Inc.
(a)(b)
................ 9 63
MiMedx Group, Inc.
(a)
................ 123,987 903,865
MiNK Therapeutics, Inc.
(a)(b)
............ 3,482 4,074
Mirati Therapeutics, Inc.
(a)(b)
............ 67,176 2,926,187
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 40,453 1,278,315
Moderna, Inc.
(a)
.................... 345,588 35,695,785
Molecular Templates, Inc.
(a)
............ 4 25
Moleculin Biotech, Inc.
(a)
.............. 7,386 3,158
Morphic Holding, Inc.
(a)(b)
.............. 43,924 1,006,299
Mustang Bio, Inc.
(a)
.................. 6 12
Myriad Genetics, Inc.
(a)
............... 86,572 1,388,615
NanoViricides, Inc.
(a)(b)
................ 1,651 2,212
Natera, Inc.
(a)
..................... 114,134 5,050,430
Navidea Biopharmaceuticals, Inc.
(a)(b)
...... 7,668 688
Neoleukin Therapeutics, Inc.
(a)(b)
......... 10 40
NeuBase Therapeutics, Inc.
(a)
........... 356 310
Neurocrine Biosciences, Inc.
(a)
.......... 103,617 11,656,913
NightHawk Biosciences, Inc.
(a)(b)
......... 12,420 6,545
Novavax, Inc.
(a)(b)
................... 127,838 925,547
Nurix Therapeutics, Inc.
(a)(b)
............ 77,778 611,335
Nuvalent, Inc., Class A
(a)(b)
............. 29,291 1,346,507
Olema Pharmaceuticals, Inc.
(a)(b)
......... 51,227 632,653
Oncternal Therapeutics, Inc.
(a)
.......... 90 27
Oragenics, Inc.
(a)
................... 994 2,952
Organovo Holdings, Inc.
(a)(b)
............ 5,153 6,287
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 65,683 397,382
PDL BioPharma, Inc.
(a)(d)
.............. 135,868 1
Pieris Pharmaceuticals, Inc.
(a)
.......... 108 32
Point Biopharma Global, Inc.
(a)(b)
......... 108,188 721,614
Praxis Precision Medicines, Inc.
(a)(b)
....... 351 600
Prelude Therapeutics, Inc.
(a)
............ 9 28
Prime Medicine, Inc.
(a)(b)
.............. 51,891 495,040
Protagonist Therapeutics, Inc.
(a)(b)
........ 57,921 966,122
Prothena Corp. plc
(a)
................. 42,069 2,029,829
PTC Therapeutics, Inc.
(a)
.............. 83,026 1,860,613
Qualigen Therapeutics, Inc.
(a)(b)
.......... 57 58
Quince Therapeutics, Inc.
(a)(b)
........... 27 30
RAPT Therapeutics, Inc.
(a)(b)
............ 31,335 520,788
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
182,890 1,399,109
Regeneron Pharmaceuticals, Inc.
(a)
....... 110,548 90,976,582
REGENXBIO, Inc.
(a)(b)
................ 53,349 878,125

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Regulus Therapeutics, Inc.
(a)
........... 45 $ 62
Relay Therapeutics, Inc.
(a)(b)
............ 94,138 791,701
Replimune Group, Inc.
(a)(b)
............. 65,855 1,126,779
REVOLUTION Medicines, Inc.
(a)(b)
........ 107,993 2,989,246
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 57,548 1,319,288
Rocket Pharmaceuticals, Inc.
(a)
.......... 70,862 1,451,962
Roivant Sciences Ltd.
(a)
............... 342,997 4,006,205
Sage Therapeutics, Inc.
(a)(b)
............ 53,437 1,099,733
Salarius Pharmaceuticals, Inc.
(a)
......... 32 21
Sana Biotechnology, Inc.
(a)(b)
........... 137,388 531,692
Sarepta Therapeutics, Inc.
(a)(b)
.......... 96,883 11,744,157
Savara, Inc.
(a)(b)
.................... 136,384 515,532
Seagen, Inc.
(a)
..................... 146,258 31,028,635
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 2 3
Seres Therapeutics, Inc.
(a)(b)
............ 170,521 405,840
Soleno Therapeutics, Inc.
(a)
............ 39 1,151
Soligenix, Inc.
(a)
.................... 1,115 619
SpringWorks Therapeutics, Inc.
(a)(b)
....... 63,522 1,468,629
Sutro Biopharma, Inc.
(a)
............... 101,530 352,309
Syndax Pharmaceuticals, Inc.
(a)
......... 76,709 1,113,815
Synlogic, Inc.
(a)
.................... 249 700
Syros Pharmaceuticals, Inc.
(a)(b)
......... 18 71
Tango Therapeutics, Inc.
(a)
............. 57,613 648,722
Tempest Therapeutics, Inc.
(a)
........... 88 28
TG Therapeutics, Inc.
(a)(b)
.............. 150,525 1,258,389
Theriva Biologics, Inc.
(a)(b)
............. 109 59
Tonix Pharmaceuticals Holding Corp.
(a)(b)
... 6,376 3,475
Tracon Pharmaceuticals, Inc.
(a)(b)
......... 6,571 1,170
Travere Therapeutics, Inc.
(a)
............ 92,462 826,610
Trevena, Inc.
(a)
..................... 4,088 2,465
Twist Bioscience Corp.
(a)(b)
............. 64,593 1,308,654
Ultragenyx Pharmaceutical, Inc.
(a)
........ 79,246 2,825,120
uniQure NV
(a)
..................... 70,151 470,713
United Therapeutics Corp.
(a)
............ 48,489 10,952,210
Vaccinex, Inc.
(a)
.................... 173 195
Vaxcyte, Inc.
(a)(b)
.................... 90,746 4,626,231
VBI Vaccines, Inc.
(a)
................. 9 6
Vera Therapeutics, Inc., Class A
(a)(b)
....... 43,168 591,833
Veracyte, Inc.
(a)(b)
................... 77,049 1,720,504
Vericel Corp.
(a)
..................... 52,624 1,763,956
Vertex Pharmaceuticals, Inc.
(a)
.......... 267,552 93,038,532
Verve Therapeutics, Inc.
(a)(b)
............ 63,075 836,375
Viking Therapeutics, Inc.
(a)(b)
............ 111,229 1,231,305
Vir Biotechnology, Inc.
(a)
.............. 108,251 1,014,312
Viridian Therapeutics, Inc.
(a)(b)
........... 45,911 704,275
vTv Therapeutics, Inc., Class A
(a)(b)
....... 8,985 4,295
Xencor, Inc.
(a)
..................... 67,131 1,352,690
Yield10 Bioscience, Inc.
(a)
............. 7 2
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 69,920 1,402,595
1,134,606,505
Broadline Retail — 2.9%
Amazon.com, Inc.
(a)
................. 9,397,975 1,194,670,582
Dillard's, Inc., Class A ................ 3,515 1,162,797
eBay, Inc. ........................ 557,741 24,590,801
Etsy, Inc.
(a)
....................... 128,006 8,266,628
Groupon, Inc.
(a)(b)
................... 41,255 632,027
Kohl's Corp. ...................... 121,276 2,541,945
Macy's, Inc. ...................... 280,771 3,259,751
Nordstrom, Inc. .................... 112,821 1,685,546
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 63,980 4,937,976
Savers Value Village, Inc.
(a)
............ 27,696 517,084
1,242,265,137
Security
Shares
Shares Value
Building Products — 0.7%
AAON, Inc.
(b)
...................... 69,461 $ 3,950,247
Advanced Drainage Systems, Inc.
(b)
...... 72,332 8,233,551
Allegion plc ....................... 90,425 9,422,285
American Woodmark Corp.
(a)
........... 18,050 1,364,760
AO Smith Corp. .................... 129,682 8,575,871
Apogee Enterprises, Inc. .............. 26,482 1,246,773
Armstrong World Industries, Inc. ......... 45,341 3,264,552
AZEK Co., Inc. (The), Class A
(a)
......... 159,176 4,733,894
AZZ, Inc. ........................ 37,172 1,694,300
Builders FirstSource, Inc.
(a)
............ 130,098 16,195,900
Carlisle Cos., Inc. .................. 51,912 13,458,705
Carrier Global Corp. ................. 867,889 47,907,473
CSW Industrials, Inc. ................ 16,770 2,938,775
Fortune Brands Innovations, Inc. ........ 130,470 8,110,015
Gibraltar Industries, Inc.
(a)
............. 34,707 2,343,070
Griffon Corp. ...................... 51,187 2,030,588
Hayward Holdings, Inc.
(a)(b)
............. 144,077 2,031,486
Insteel Industries, Inc. ................ 21,681 703,765
Janus International Group, Inc.
(a)
........ 88,348 945,324
JELD-WEN Holding, Inc.
(a)
............. 107,435 1,435,332
Jewett-Cameron Trading Co. Ltd.
(a)
....... 566 2,660
Johnson Controls International plc ....... 703,739 37,445,952
Lennox International, Inc. ............. 32,887 12,314,208
Masco Corp. ...................... 229,307 12,256,459
Masonite International Corp.
(a)(b)
......... 23,611 2,201,017
Masterbrand, Inc.
(a)
................. 137,062 1,665,303
Owens Corning .................... 93,125 12,703,181
PGT Innovations, Inc.
(a)
............... 65,338 1,813,129
Quanex Building Products Corp. ......... 36,295 1,022,430
Resideo Technologies, Inc.
(a)(b)
.......... 172,831 2,730,730
Simpson Manufacturing Co., Inc. ........ 44,611 6,683,174
Tecnoglass, Inc. .................... 20,708 682,536
Trane Technologies plc ............... 235,149 47,714,084
Trex Co., Inc.
(a)(b)
................... 113,546 6,997,840
UFP Industries, Inc. ................. 64,177 6,571,725
Zurn Elkay Water Solutions Corp. ........ 153,448 4,299,613
297,690,707
Capital Markets — 2.9%
Affiliated Managers Group, Inc. ......... 35,309 4,602,175
Ameriprise Financial, Inc. ............. 105,545 34,796,076
Ares Management Corp., Class A ........ 170,566 17,546,124
Artisan Partners Asset Management, Inc.,
Class A ....................... 67,425 2,523,043
Ashford, Inc.
(a)(b)
.................... 329 2,027
AssetMark Financial Holdings, Inc.
(a)
...... 21,745 545,365
Avantax, Inc.
(a)
..................... 45,598 1,166,397
B Riley Financial, Inc. ................ 17,335 710,562
Bank of New York Mellon Corp. (The) ..... 802,913 34,244,239
BGC Group, Inc., Class A ............. 385,581 2,035,868
BlackRock, Inc.
(e)
................... 145,408 94,004,818
Blackstone, Inc. .................... 735,051 78,753,364
Blue Owl Capital, Inc., Class A .......... 426,961 5,533,415
Bridge Investment Group Holdings, Inc., Class
A ........................... 61,687 567,520
Brightsphere Investment Group, Inc. ...... 52,783 1,023,462
Carlyle Group, Inc. (The) .............. 223,271 6,733,853
CBOE Global Markets, Inc. ............ 109,191 17,056,726
Charles Schwab Corp. (The) ........... 1,539,678 84,528,322
CME Group, Inc., Class A ............. 372,057 74,493,253
Cohen & Steers, Inc. ................ 30,896 1,936,870
Coinbase Global, Inc., Class A
(a)(b)
........ 176,780 13,272,642
Diamond Hill Investment Group, Inc. ...... 5,325 897,635
Donnelley Financial Solutions, Inc.
(a)
...... 27,418 1,543,085
Evercore, Inc., Class A ............... 36,845 5,080,189

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
FactSet Research Systems, Inc. ......... 38,913 $ 17,015,098
Federated Hermes, Inc., Class B ........ 86,678 2,935,784
Franklin Resources, Inc. .............. 314,067 7,719,767
GCM Grosvenor, Inc., Class A .......... 65,609 509,126
Goldman Sachs Group, Inc. (The) ....... 340,252 110,095,340
Hamilton Lane, Inc., Class A ........... 40,299 3,644,642
Houlihan Lokey, Inc., Class A ........... 51,846 5,553,743
Interactive Brokers Group, Inc., Class A .... 108,858 9,422,748
Intercontinental Exchange, Inc. ......... 592,862 65,226,677
Invesco Ltd. ...................... 468,197 6,798,220
Janus Henderson Group plc ........... 136,663 3,528,639
Jefferies Financial Group, Inc. .......... 183,264 6,712,960
KKR & Co., Inc. .................... 670,043 41,274,649
Lazard Ltd., Class A ................. 118,298 3,668,421
LPL Financial Holdings, Inc. ............ 79,141 18,807,859
MarketAxess Holdings, Inc. ............ 38,980 8,327,687
Moelis & Co., Class A ................ 67,479 3,045,327
Moody's Corp. ..................... 163,634 51,736,162
Morgan Stanley .................... 1,318,711 107,699,127
Morningstar, Inc. ................... 26,977 6,319,092
MSCI, Inc. ....................... 81,781 41,960,195
Nasdaq, Inc. ...................... 351,145 17,062,136
Northern Trust Corp. ................. 216,183 15,020,395
Open Lending Corp., Class A
(a)(b)
........ 100,103 732,754
P10, Inc., Class A .................. 70,929 826,323
Perella Weinberg Partners, Class A ....... 67,446 686,600
Piper Sandler Cos. .................. 16,435 2,388,170
PJT Partners, Inc., Class A ............ 24,331 1,932,855
Raymond James Financial, Inc. ......... 193,047 19,387,710
Robinhood Markets, Inc., Class A
(a)
....... 598,569 5,871,962
S&P Global, Inc. ................... 336,744 123,049,625
Sculptor Capital Management, Inc., Class A . 39,989 463,872
SEI Investments Co. ................. 105,477 6,352,880
Siebert Financial Corp.
(a)(b)
............. 45 90
State Street Corp. .................. 329,158 22,040,420
StepStone Group, Inc., Class A ......... 52,343 1,652,992
Stifel Financial Corp. ................ 109,405 6,721,843
StoneX Group, Inc.
(a)
................ 17,806 1,725,758
T. Rowe Price Group, Inc. ............. 230,965 24,221,300
TPG, Inc., Class A .................. 62,824 1,892,259
Tradeweb Markets, Inc., Class A ......... 119,457 9,580,451
Victory Capital Holdings, Inc., Class A ..... 38,114 1,270,721
Virtu Financial, Inc., Class A ............ 93,175 1,609,132
Virtus Investment Partners, Inc. ......... 8,026 1,621,172
WisdomTree, Inc. ................... 118,823 831,761
1,272,541,474
Chemicals — 1.7%
AdvanSix, Inc. ..................... 28,388 882,299
Air Products & Chemicals, Inc. .......... 229,472 65,032,365
Albemarle Corp.
(b)
.................. 121,491 20,658,330
American Vanguard Corp. ............. 42,427 463,727
Ashland, Inc. ...................... 54,093 4,418,316
Aspen Aerogels, Inc.
(a)(b)
.............. 82,260 707,436
Avient Corp. ...................... 98,681 3,485,413
Axalta Coating Systems Ltd.
(a)
.......... 243,438 6,548,482
Balchem Corp. .................... 34,564 4,287,319
Cabot Corp. ...................... 57,896 4,010,456
Celanese Corp. .................... 101,961 12,798,145
CF Industries Holdings, Inc. ............ 198,416 17,012,188
Chase Corp. ...................... 8,955 1,139,345
Chemours Co. (The) ................. 155,485 4,361,354
Corteva, Inc. ...................... 736,929 37,701,288
Dow, Inc. ........................ 727,667 37,518,510
DuPont de Nemours, Inc. ............. 476,142 35,515,432
Security
Shares
Shares Value
Chemicals (continued)
Eastman Chemical Co. ............... 122,708 $ 9,414,158
Ecolab, Inc. ...................... 262,058 44,392,625
Ecovyst, Inc.
(a)
..................... 125,245 1,232,411
Element Solutions, Inc. ............... 231,721 4,544,049
FMC Corp. ....................... 129,570 8,677,303
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 1,455,748 2,634,904
Hawkins, Inc. ..................... 18,582 1,093,551
HB Fuller Co. ..................... 55,816 3,829,536
Huntsman Corp. ................... 181,998 4,440,751
Ingevity Corp.
(a)
.................... 36,240 1,725,386
Innospec, Inc. ..................... 26,951 2,754,392
International Flavors & Fragrances, Inc. .... 267,970 18,267,515
Koppers Holdings, Inc. ............... 18,757 741,839
Linde plc ........................ 504,359 187,798,074
Livent Corp.
(a)(b)
.................... 187,947 3,460,104
LSB Industries, Inc.
(a)(b)
............... 70,045 716,560
LyondellBasell Industries NV, Class A ..... 263,908 24,992,088
Mativ Holdings, Inc. ................. 53,218 758,889
Minerals Technologies, Inc. ............ 36,642 2,006,516
Mosaic Co. (The) ................... 343,860 12,241,416
NewMarket Corp. ................... 7,038 3,202,571
Olin Corp. ........................ 131,483 6,571,520
Orion SA ........................ 63,345 1,347,982
Perimeter Solutions SA
(a)(b)
............ 152,025 690,193
PPG Industries, Inc. ................. 244,245 31,703,001
PureCycle Technologies, Inc.
(a)(b)
......... 147,614 828,115
Quaker Chemical Corp. .............. 14,929 2,388,640
RPM International, Inc. ............... 133,585 12,665,194
Scotts Miracle-Gro Co. (The) ........... 44,876 2,319,192
Sensient Technologies Corp. ........... 46,063 2,693,764
Sherwin-Williams Co. (The) ............ 243,806 62,182,720
Stepan Co. ....................... 23,349 1,750,474
Trinseo plc ....................... 55,785 455,763
Tronox Holdings plc ................. 126,271 1,697,082
Westlake Corp. .................... 31,329 3,905,786
726,664,469
Commercial Services & Supplies — 0.6%
ABM Industries, Inc. ................. 71,894 2,876,479
ACCO Brands Corp. ................. 102,618 589,027
ACV Auctions, Inc., Class A
(a)
........... 153,077 2,323,709
Aqua Metals, Inc.
(a)(b)
................ 81 92
Brady Corp., Class A, NVS ............ 47,783 2,624,242
BrightView Holdings, Inc.
(a)
............ 54,529 422,600
Brink's Co. (The) ................... 47,815 3,473,282
Casella Waste Systems, Inc., Class A
(a)(b)
... 59,444 4,535,577
CECO Environmental Corp.
(a)(b)
......... 33,945 542,102
Cimpress plc
(a)
..................... 21,720 1,520,617
Cintas Corp. ...................... 88,946 42,783,915
Clean Harbors, Inc.
(a)(b)
............... 51,403 8,602,806
CompX International, Inc. ............. 257 4,778
Copart, Inc.
(a)
..................... 899,121 38,743,124
CoreCivic, Inc.
(a)
................... 138,382 1,556,797
Deluxe Corp. ...................... 46,827 884,562
Driven Brands Holdings, Inc.
(a)
.......... 65,074 819,282
DSS, Inc.
(a)
....................... 90 17
Ennis, Inc. ....................... 27,187 576,908
Enviri Corp.
(a)
..................... 83,140 600,271
GEO Group, Inc. (The)
(a)
.............. 146,891 1,201,568
Healthcare Services Group, Inc. ......... 74,440 776,409
Heritage-Crystal Clean, Inc.
(a)
........... 17,831 808,636
HNI Corp. ........................ 62,848 2,176,426
Interface, Inc.
(b)
.................... 55,275 542,248
JanOne, Inc.
(a)
..................... 173 71
LanzaTech Global, Inc.
(a)(b)
............. 84,465 394,452

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Liquidity Services, Inc.
(a)
.............. 34,149 $ 601,705
Matthews International Corp., Class A ..... 37,372 1,454,145
MillerKnoll, Inc. .................... 77,988 1,906,807
Montrose Environmental Group, Inc.
(a)
..... 26,892 786,860
MSA Safety, Inc. ................... 39,139 6,170,263
OPENLANE, Inc.
(a)
.................. 122,411 1,826,372
RB Global, Inc.
(b)
................... 186,655 11,665,937
Republic Services, Inc. ............... 210,201 29,955,745
Rollins, Inc. ....................... 253,313 9,456,174
SP Plus Corp.
(a)
.................... 18,425 665,143
Steelcase, Inc., Class A .............. 100,681 1,124,607
Stericycle, Inc.
(a)
................... 96,576 4,317,913
Tetra Tech, Inc. .................... 54,948 8,353,744
UniFirst Corp. ..................... 14,840 2,419,068
Viad Corp.
(a)
...................... 29,521 773,450
VSE Corp. ....................... 15,563 784,998
Waste Management, Inc. .............. 380,057 57,935,889
259,578,817
Communications Equipment — 0.8%
ADTRAN Holdings, Inc. .............. 78,100 642,763
Arista Networks, Inc.
(a)
............... 259,250 47,683,852
Aviat Networks, Inc.
(a)(b)
............... 15,050 469,560
BK Technologies Corp. ............... 4 50
Calix, Inc.
(a)(b)
...................... 63,391 2,905,843
Ciena Corp.
(a)(b)
.................... 152,658 7,214,617
Cisco Systems, Inc. ................. 4,217,721 226,744,681
Clearfield, Inc.
(a)
.................... 16,951 485,816
ClearOne, Inc. ..................... 9 7
CommScope Holding Co., Inc.
(a)
......... 210,284 706,554
Digi International, Inc.
(a)
............... 45,154 1,219,158
Extreme Networks, Inc.
(a)
.............. 135,870 3,289,413
F5, Inc.
(a)
........................ 61,258 9,871,114
Harmonic, Inc.
(a)
.................... 115,962 1,116,714
Infinera Corp.
(a)(b)
................... 223,135 932,704
Juniper Networks, Inc. ............... 334,144 9,285,862
KVH Industries, Inc.
(a)
................ 18 92
Lumentum Holdings, Inc.
(a)(b)
........... 70,732 3,195,672
Motorola Solutions, Inc. .............. 172,223 46,885,990
NETGEAR, Inc.
(a)(b)
.................. 36,504 459,585
NetScout Systems, Inc.
(a)
............. 86,875 2,434,237
Optical Cable Corp.
(a)
................ 9 27
Ribbon Communications, Inc.
(a)(b)
........ 164,355 440,471
Ubiquiti, Inc. ...................... 4,732 687,560
Viasat, Inc.
(a)(b)
..................... 79,275 1,463,416
Viavi Solutions, Inc.
(a)
................ 232,461 2,124,694
Vislink Technologies, Inc.
(a)
............ 1 4
370,260,456
Construction & Engineering — 0.3%
AECOM ......................... 143,852 11,945,470
Ameresco, Inc., Class A
(a)(b)
............ 38,396 1,480,550
API Group Corp.
(a)
.................. 214,168 5,553,376
Arcosa, Inc. ...................... 50,772 3,650,507
Argan, Inc. ....................... 18,583 845,898
Comfort Systems USA, Inc. ............ 36,611 6,238,881
Construction Partners, Inc., Class A
(a)(b)
.... 47,324 1,730,165
Dycom Industries, Inc.
(a)(b)
............. 29,515 2,626,835
EMCOR Group, Inc. ................. 48,341 10,170,463
Fluor Corp.
(a)
...................... 146,457 5,374,972
Granite Construction, Inc. ............. 45,269 1,721,127
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 95,239 759,055
IES Holdings, Inc.
(a)
................. 9,287 611,735
MasTec, Inc.
(a)
..................... 62,560 4,502,443
MDU Resources Group, Inc. ........... 212,009 4,151,136
Security
Shares
Shares Value
Construction & Engineering (continued)
MYR Group, Inc.
(a)(b)
................. 17,303 $ 2,331,752
Northwest Pipe Co.
(a)
................ 14,230 429,319
Primoris Services Corp. .............. 61,102 1,999,869
Quanta Services, Inc. ................ 150,000 28,060,500
Sterling Infrastructure, Inc.
(a)
........... 31,138 2,288,020
Tutor Perini Corp.
(a)
................. 79,266 620,653
Valmont Industries, Inc. ............... 21,268 5,108,786
WillScot Mobile Mini Holdings Corp.
(a)
..... 204,452 8,503,159
110,704,671
Construction Materials — 0.2%
Eagle Materials, Inc.
(b)
................ 37,886 6,308,777
Knife River Corp.
(a)
.................. 53,029 2,589,406
Martin Marietta Materials, Inc. .......... 64,646 26,535,890
Summit Materials, Inc., Class A
(a)
........ 123,350 3,841,119
Vulcan Materials Co. ................ 137,328 27,743,002
67,018,194
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 285,415 7,614,872
American Express Co. ............... 602,093 89,826,255
Atlanticus Holdings Corp.
(a)
............ 9 273
Bread Financial Holdings, Inc. .......... 48,318 1,652,476
Capital One Financial Corp. ............ 397,898 38,616,001
Credit Acceptance Corp.
(a)(b)
............ 6,703 3,084,184
Discover Financial Services ............ 260,805 22,593,537
Encore Capital Group, Inc.
(a)(b)
.......... 24,093 1,150,682
Enova International, Inc.
(a)
............. 30,601 1,556,673
EZCORP, Inc., Class A, NVS
(a)
.......... 55,036 454,047
FirstCash Holdings, Inc. .............. 38,615 3,876,174
Green Dot Corp., Class A
(a)
............ 39,318 547,700
LendingClub Corp.
(a)
................. 114,578 698,926
Navient Corp. ..................... 97,355 1,676,453
Nelnet, Inc., Class A ................. 18,512 1,653,492
NerdWallet, Inc., Class A
(a)(b)
........... 55,833 496,355
OneMain Holdings, Inc. ............... 125,777 5,042,400
PRA Group, Inc.
(a)
.................. 46,000 883,660
PROG Holdings, Inc.
(a)
............... 49,954 1,658,972
SLM Corp. ....................... 243,042 3,310,232
SoFi Technologies, Inc.
(a)(b)
............ 995,269 7,952,199
Synchrony Financial ................. 431,429 13,188,784
Upstart Holdings, Inc.
(a)(b)
.............. 73,813 2,106,623
World Acceptance Corp.
(a)
............. 3,884 493,501
210,134,471
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A .......... 403,585 9,181,559
Andersons, Inc. (The) ................ 33,417 1,721,310
BJ's Wholesale Club Holdings, Inc.
(a)
...... 139,951 9,988,303
Casey's General Stores, Inc. ........... 38,050 10,331,336
Chefs' Warehouse, Inc. (The)
(a)
......... 35,039 742,126
Costco Wholesale Corp. .............. 458,547 259,060,713
Dollar General Corp. ................ 226,637 23,978,194
Dollar Tree, Inc.
(a)
................... 218,236 23,231,222
Grocery Outlet Holding Corp.
(a)(b)
......... 99,021 2,856,756
Ingles Markets, Inc., Class A ........... 14,784 1,113,679
Kroger Co. (The) ................... 678,204 30,349,629
Performance Food Group Co.
(a)
......... 164,417 9,677,584
PriceSmart, Inc. .................... 27,212 2,025,389
SpartanNash Co. ................... 43,406 954,932
Sprouts Farmers Market, Inc.
(a)(b)
........ 109,080 4,668,624
Sysco Corp. ...................... 518,439 34,242,896
Target Corp. ...................... 476,979 52,739,568
United Natural Foods, Inc.
(a)
............ 59,895 846,915
US Foods Holding Corp.
(a)(b)
............ 240,181 9,535,186
Walgreens Boots Alliance, Inc. .......... 752,197 16,728,861

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Staples Distribution & Retail (continued)
Walmart, Inc. ...................... 1,476,034 $ 236,062,118
Weis Markets, Inc. .................. 17,231 1,085,553
741,122,453
Containers & Packaging — 0.3%
Amcor plc ........................ 1,562,345 14,311,080
AptarGroup, Inc. ................... 67,200 8,402,688
Avery Dennison Corp. ................ 83,377 15,230,477
Ball Corp. ........................ 327,485 16,302,203
Berry Global Group, Inc. .............. 122,361 7,575,369
Crown Holdings, Inc. ................ 125,003 11,060,265
Eightco Holdings, Inc.
(a)
............... 402 227
Graphic Packaging Holding Co. ......... 314,886 7,015,660
Greif, Inc., Class A, NVS .............. 20,551 1,373,012
Greif, Inc., Class B .................. 9,176 610,755
International Paper Co. ............... 359,966 12,767,994
Myers Industries, Inc. ................ 43,089 772,586
O-I Glass, Inc.
(a)
.................... 157,507 2,635,092
Packaging Corp. of America ........... 91,652 14,073,165
Pactiv Evergreen, Inc. ............... 70,352 571,962
Sealed Air Corp. ................... 148,919 4,893,478
Silgan Holdings, Inc. ................. 86,118 3,712,547
Sonoco Products Co. ................ 97,965 5,324,398
TriMas Corp. ...................... 56,638 1,402,357
WestRock Co. ..................... 269,831 9,659,950
137,695,265
Distributors — 0.1%
Educational Development Corp.
(a)
........ 1,390 1,474
Genuine Parts Co. .................. 145,132 20,954,158
Greenlane Holdings, Inc., Class A
(a)
...... 36 26
LKQ Corp. ....................... 275,530 13,641,490
Pool Corp. ....................... 40,234 14,327,327
48,924,475
Diversified Consumer Services — 0.1%
ADT, Inc. ........................ 235,607 1,413,642
Adtalem Global Education, Inc.
(a)
........ 45,005 1,928,464
Bright Horizons Family Solutions, Inc.
(a)(b)
... 60,302 4,912,201
Carriage Services, Inc. ............... 18,260 515,845
Chegg, Inc.
(a)
...................... 128,430 1,145,596
Coursera, Inc.
(a)
.................... 118,704 2,218,578
Duolingo, Inc., Class A
(a)
.............. 37,052 6,145,815
European Wax Center, Inc., Class A
(a)
..... 35,621 577,060
Frontdoor, Inc.
(a)
.................... 83,439 2,552,399
Graham Holdings Co., Class B .......... 3,708 2,161,764
Grand Canyon Education, Inc.
(a)
......... 30,113 3,519,607
H&R Block, Inc. .................... 160,175 6,897,135
Laureate Education, Inc. .............. 131,658 1,856,378
Mister Car Wash, Inc.
(a)(b)
.............. 81,354 448,261
OneSpaWorld Holdings Ltd.
(a)
.......... 110,753 1,242,649
Perdoceo Education Corp. ............. 65,112 1,113,415
Regis Corp.
(a)(b)
.................... 36 25
Rover Group, Inc., Class A
(a)
........... 117,322 734,436
Service Corp. International ............ 156,647 8,950,810
Strategic Education, Inc.
(b)
............. 24,821 1,867,780
Stride, Inc.
(a)
...................... 41,219 1,856,092
Udemy, Inc.
(a)
..................... 121,620 1,155,390
Universal Technical Institute, Inc.
(a)
....... 81,468 682,702
WW International, Inc.
(a)(b)
............. 91,620 1,014,233
XWELL, Inc.
(a)(b)
.................... 4 8
54,910,285
Diversified REITs — 0.1%
Alexander & Baldwin, Inc. ............. 144,039 2,409,772
American Assets Trust, Inc. ............ 53,736 1,045,165
Security
Shares
Shares Value
Diversified REITs (continued)
Armada Hoffler Properties, Inc. ......... 64,653 $ 662,047
Broadstone Net Lease, Inc. ............ 199,542 2,853,451
CTO Realty Growth, Inc. .............. 30,033 486,835
Empire State Realty Trust, Inc., Class A .... 128,387 1,032,231
Essential Properties Realty Trust, Inc. ..... 158,007 3,417,691
Gladstone Commercial Corp. ........... 53,852 654,840
Global Net Lease, Inc. ............... 201,485 1,936,271
One Liberty Properties, Inc. ............ 32,864 620,144
WP Carey, Inc. .................... 215,848 11,673,060
26,791,507
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 27,264 855,544
AST SpaceMobile, Inc., Class A
(a)(b)
....... 130,048 494,182
AT&T, Inc. ........................ 7,423,418 111,499,738
ATN International, Inc. ............... 18,790 593,012
Charge Enterprises, Inc.
(a)(b)
............ 144 72
Cogent Communications Holdings, Inc. .... 44,137 2,732,080
EchoStar Corp., Class A
(a)(b)
............ 46,204 773,917
Frontier Communications Parent, Inc.
(a)(b)
... 229,494 3,591,581
Globalstar, Inc.
(a)(b)
.................. 770,720 1,009,643
IDT Corp., Class B
(a)
................. 21,091 465,057
Iridium Communications, Inc. ........... 129,327 5,883,085
Liberty Global plc, Class A
(a)
............ 179,250 3,068,760
Liberty Global plc, Class C, NVS
(a)(b)
...... 226,278 4,199,720
Liberty Latin America Ltd., Class A
(a)
...... 54,564 445,242
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 155,208 1,266,498
Lumen Technologies, Inc.
(a)
............ 1,225,542 1,740,270
Ooma, Inc.
(a)
...................... 45,069 586,348
Verizon Communications, Inc. .......... 4,343,910 140,786,123
279,990,872
Electric Utilities — 1.4%
ALLETE, Inc. ..................... 63,527 3,354,226
Alliant Energy Corp. ................. 248,450 12,037,403
American Electric Power Co., Inc. ........ 527,222 39,657,639
Avangrid, Inc. ..................... 75,438 2,275,965
Constellation Energy Corp. ............ 334,098 36,443,410
Duke Energy Corp. ................. 795,671 70,225,922
Edison International ................. 398,683 25,232,647
Entergy Corp. ..................... 217,708 20,137,990
Evergy, Inc. ....................... 238,111 12,072,228
Eversource Energy ................. 363,334 21,127,872
Exelon Corp. ...................... 1,034,103 39,078,752
FirstEnergy Corp. .................. 541,960 18,524,193
Hawaiian Electric Industries, Inc. ........ 126,891 1,562,028
IDACORP, Inc. .................... 49,788 4,662,646
MGE Energy, Inc. ................... 37,835 2,592,076
NextEra Energy, Inc. ................ 2,097,507 120,166,176
NRG Energy, Inc. ................... 238,847 9,200,386
OGE Energy Corp. .................. 213,560 7,117,955
Otter Tail Corp. .................... 43,272 3,285,210
PG&E Corp.
(a)
..................... 2,177,727 35,126,737
Pinnacle West Capital Corp. ........... 116,380 8,574,878
PNM Resources, Inc. ................ 91,089 4,063,480
Portland General Electric Co. ........... 98,753 3,997,521
PPL Corp. ....................... 783,285 18,454,195
Southern Co. (The) ................. 1,125,213 72,823,785
Xcel Energy, Inc. ................... 573,268 32,802,395
624,597,715
Electrical Equipment — 0.8%
Acuity Brands, Inc. .................. 32,217 5,486,877
Advent Technologies Holdings, Inc.
(a)
...... 72 28
Allient, Inc. ....................... 19,845 613,607
AMETEK, Inc. ..................... 239,190 35,342,714

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electrical Equipment (continued)
Array Technologies, Inc.
(a)(b)
............ 146,837 $ 3,258,313
Atkore, Inc.
(a)(b)
..................... 39,290 5,861,675
Babcock & Wilcox Enterprises, Inc.
(a)
...... 94,336 397,155
Bloom Energy Corp., Class A
(a)(b)
........ 232,482 3,082,711
Capstone Green Energy Corp.
(a)
......... 1,371 972
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 364,529 1,811,709
Eaton Corp. plc .................... 412,633 88,006,366
Emerson Electric Co. ................ 589,542 56,932,071
Encore Wire Corp.
(b)
................. 16,644 3,036,864
Energous Corp.
(a)(b)
.................. 2,684 4,294
Energy Focus, Inc.
(a)(b)
................ 2 4
EnerSys ......................... 43,273 4,096,655
Enovix Corp.
(a)(b)
.................... 145,484 1,825,824
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 171,175 368,026
Fluence Energy, Inc., Class A
(a)(b)
........ 45,298 1,041,401
FuelCell Energy, Inc.
(a)(b)
.............. 426,498 545,917
Generac Holdings, Inc.
(a)(b)
............. 65,010 7,083,490
GrafTech International Ltd. ............ 221,865 849,743
Heliogen, Inc.
(a)
.................... 7 27
Hubbell, Inc. ...................... 55,092 17,266,384
Ideal Power, Inc.
(a)(b)
................. 636 6,227
LSI Industries, Inc. .................. 31,464 499,648
NEXTracker, Inc., Class A
(a)(b)
........... 53,704 2,156,753
NuScale Power Corp., Class A
(a)
......... 88,812 435,179
nVent Electric plc ................... 172,137 9,121,540
Ocean Power Technologies, Inc.
(a)
....... 15 6
Pineapple Energy, Inc.
(a)
.............. 18 16
Pioneer Power Solutions, Inc.
(a)(b)
........ 9 56
Plug Power, Inc.
(a)(b)
................. 565,610 4,298,636
Powell Industries, Inc. ................ 9,285 769,727
Preformed Line Products Co. ........... 3,377 549,033
Regal Rexnord Corp. ................ 68,193 9,743,416
Rockwell Automation, Inc. ............. 118,566 33,894,462
Sensata Technologies Holding plc ........ 157,567 5,959,184
Servotronics, Inc.
(a)
.................. 113 1,244
SES AI Corp., Class A
(a)
.............. 210,937 478,827
Shoals Technologies Group, Inc., Class A
(a)(b)
177,999 3,248,482
Stem, Inc.
(a)(b)
..................... 153,014 648,779
SunPower Corp.
(a)(b)
................. 83,631 516,003
Sunrun, Inc.
(a)(b)
.................... 222,922 2,799,900
Sunworks, Inc.
(a)(b)
.................. 45 23
Thermon Group Holdings, Inc.
(a)
......... 45,493 1,249,693
Ultralife Corp.
(a)
.................... 9 88
Vertiv Holdings Co., Class A ........... 364,983 13,577,368
Vicor Corp.
(a)
...................... 25,159 1,481,614
328,348,731
Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group, Inc.
(a)
... 9 3
Advanced Energy Industries, Inc.
(b)
....... 39,289 4,051,482
AEye, Inc., Class A
(a)(b)
............... 252 53
Amphenol Corp., Class A ............. 618,316 51,932,361
Arlo Technologies, Inc.
(a)
.............. 99,718 1,027,095
Arrow Electronics, Inc.
(a)
.............. 55,679 6,973,238
Astrotech Corp.
(a)
................... 48 484
Avnet, Inc. ....................... 91,681 4,418,107
Badger Meter, Inc.
(b)
................. 30,170 4,340,558
Bel Fuse, Inc., Class B, NVS ........... 14,337 684,162
Belden, Inc.
(b)
..................... 45,508 4,393,797
Benchmark Electronics, Inc. ........... 47,067 1,141,845
CDW Corp. ....................... 138,933 28,031,122
Cemtrex, Inc.
(a)
.................... 23 112
ClearSign Technologies Corp.
(a)
......... 7,262 7,916
Cognex Corp. ..................... 183,544 7,789,607
Coherent Corp.
(a)
................... 138,821 4,531,117
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ...................... 795,037 $ 24,224,777
Crane NXT Co. .................... 49,137 2,730,543
CTS Corp. ....................... 39,297 1,640,257
Data I/O Corp.
(a)
.................... 9 34
ePlus, Inc.
(a)
...................... 27,652 1,756,455
Evolv Technologies Holdings, Inc.
(a)
....... 100,704 489,421
Fabrinet
(a)(b)
....................... 37,052 6,173,604
Frequency Electronics, Inc. ............ 9 63
Insight Enterprises, Inc.
(a)(b)
............ 31,631 4,602,311
IPG Photonics Corp.
(a)
............... 32,971 3,347,875
Itron, Inc.
(a)
....................... 46,732 2,831,025
Jabil, Inc. ........................ 134,941 17,122,664
Keysight Technologies, Inc.
(a)
........... 185,191 24,502,621
Kimball Electronics, Inc.
(a)(b)
............ 29,731 814,035
Knowles Corp.
(a)
................... 138,064 2,044,728
LGL Group, Inc. (The)
(a)
.............. 449 1,926
Lightwave Logic, Inc.
(a)(b)
.............. 120,015 536,467
Littelfuse, Inc. ..................... 26,105 6,456,289
Methode Electronics, Inc. ............. 37,166 849,243
MicroVision, Inc.
(a)(b)
................. 279,845 612,861
Mirion Technologies, Inc., Class A
(a)
...... 218,376 1,631,269
M-Tron Industries, Inc.
(a)(b)
............. 224 3,964
Napco Security Technologies, Inc. ....... 31,915 710,109
National Instruments Corp. ............ 136,937 8,164,184
Neonode, Inc.
(a)
.................... 2,003 3,205
nLight, Inc.
(a)
...................... 65,628 682,531
Novanta, Inc.
(a)
.................... 37,703 5,408,118
OSI Systems, Inc.
(a)
................. 16,549 1,953,444
PAR Technology Corp.
(a)(b)
............. 33,062 1,274,210
PC Connection, Inc. ................. 16,613 886,802
Plexus Corp.
(a)
..................... 27,515 2,558,345
Rogers Corp.
(a)
.................... 18,054 2,373,559
Sanmina Corp.
(a)
................... 58,206 3,159,422
ScanSource, Inc.
(a)
.................. 29,114 882,445
SmartRent, Inc., Class A
(a)
............. 253,184 660,810
TD SYNNEX Corp. .................. 49,456 4,938,676
TE Connectivity Ltd. ................. 323,249 39,930,949
Teledyne Technologies, Inc.
(a)
........... 48,802 19,939,521
Trimble, Inc.
(a)
..................... 258,267 13,910,261
TTM Technologies, Inc.
(a)
.............. 104,192 1,341,993
Vishay Intertechnology, Inc. ............ 130,443 3,224,551
Vishay Precision Group, Inc.
(a)
.......... 15,747 528,784
Vontier Corp. ...................... 165,769 5,125,578
Vuzix Corp.
(a)(b)
.................... 165,513 600,812
Zebra Technologies Corp., Class A
(a)(b)
..... 53,685 12,698,113
352,651,913
Energy Equipment & Services — 0.6%
Archrock, Inc. ..................... 138,858 1,749,611
Atlas Energy Solutions, Inc., Class A ...... 21,259 472,588
Baker Hughes Co., Class A ............ 1,049,583 37,071,272
Bristow Group, Inc.
(a)
................ 27,303 769,125
Cactus, Inc., Class A ................ 66,564 3,342,178
ChampionX Corp. .................. 205,217 7,309,830
Core Laboratories, Inc.
(b)
.............. 46,010 1,104,700
Diamond Offshore Drilling, Inc.
(a)
......... 121,262 1,780,126
DMC Global, Inc.
(a)
.................. 23,165 566,848
Dril-Quip, Inc.
(a)(b)
................... 35,381 996,683
ENGlobal Corp.
(a)
................... 17,848 6,045
Enservco Corp.
(a)(b)
.................. 36 14
Expro Group Holdings NV
(a)
............ 99,198 2,304,370
Geospace Technologies Corp.
(a)
......... 18 233
Halliburton Co. .................... 925,109 37,466,914
Helix Energy Solutions Group, Inc.
(a)
...... 166,987 1,865,245
Helmerich & Payne, Inc. .............. 107,099 4,515,294

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Independence Contract Drilling, Inc.
(a)(b)
.... 1,071 $ 3,213
Liberty Energy, Inc., Class A ........... 161,318 2,987,609
Mammoth Energy Services, Inc.
(a)
........ 27 125
MIND Technology, Inc.
(a)
.............. 9,919 5,049
Nabors Industries Ltd.
(a)
.............. 11,498 1,415,864
Natural Gas Services Group, Inc.
(a)
....... 38,913 566,573
Newpark Resources, Inc.
(a)
............ 102,971 711,530
Nine Energy Service, Inc.
(a)
............ 18 74
Noble Corp. plc .................... 105,270 5,331,925
NOV, Inc. ........................ 419,908 8,776,077
Oceaneering International, Inc.
(a)
........ 110,092 2,831,566
Oil States International, Inc.
(a)
........... 71,990 602,556
Patterson-UTI Energy, Inc. ............ 355,744 4,923,497
ProPetro Holding Corp.
(a)
.............. 84,772 901,126
RPC, Inc. ........................ 85,491 764,290
Schlumberger NV .................. 1,466,840 85,516,772
SEACOR Marine Holdings, Inc.
(a)(b)
....... 46,714 648,390
Select Water Solutions, Inc., Class A ...... 102,355 813,722
Smart Sand, Inc.
(a)
.................. 144 334
Solaris Oilfield Infrastructure, Inc., Class A .. 52,399 558,573
Superior Drilling Products, Inc.
(a)
......... 9 7
TechnipFMC plc .................... 464,002 9,437,801
TETRA Technologies, Inc.
(a)(b)
........... 137,221 875,470
Tidewater, Inc.
(a)
................... 51,540 3,662,948
Transocean Ltd.
(a)(b)
................. 728,436 5,980,460
US Silica Holdings, Inc.
(a)
............. 72,227 1,014,067
Valaris Ltd.
(a)
...................... 63,074 4,729,288
Weatherford International plc
(a)
.......... 73,893 6,674,755
251,054,737
Entertainment — 1.3%
Activision Blizzard, Inc. ............... 737,564 69,058,117
AMC Entertainment Holdings, Inc., Class A
(a)(b)
62,711 501,061
Atlanta Braves Holdings, Inc., Class A
(a)(b)
... 13,298 519,553
Atlanta Braves Holdings, Inc., Class C, NVS
(a)
43,420 1,551,396
Chicken Soup For The Soul Entertainment,
Inc.
(a)(b)
........................ 4,116 1,420
Cinemark Holdings, Inc.
(a)(b)
............ 110,679 2,030,960
Cineverse Corp.
(a)(b)
................. 4,534 5,214
CuriosityStream, Inc., Class A
(a)
......... 63 45
Electronic Arts, Inc. ................. 255,555 30,768,822
Endeavor Group Holdings, Inc., Class A .... 188,974 3,760,583
Gaia, Inc., Class A
(a)
................. 18 49
Kartoon Studios, Inc.
(a)(b)
.............. 43 60
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
...................... 24,665 1,394,559
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)(b)
................. 214,676 13,374,315
Liberty Media Corp.-Liberty Live, Class A
(a)
.. 20,248 646,316
Liberty Media Corp.-Liberty Live, Class C,
NVS
(a)
........................ 49,938 1,603,010
Lions Gate Entertainment Corp., Class A
(a)(b)
. 58,299 494,376
Lions Gate Entertainment Corp., Class B,
NVS
(a)
........................ 144,421 1,136,593
Live Nation Entertainment, Inc.
(a)(b)
....... 146,012 12,124,836
LiveOne, Inc.
(a)
.................... 90 86
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 42,160 1,387,485
Madison Square Garden Sports Corp. ..... 16,991 2,995,513
Marcus Corp. (The)
(b)
................ 59,020 914,810
Netflix, Inc.
(a)
...................... 458,581 173,160,186
Playtika Holding Corp.
(a)
.............. 88,138 848,769
PodcastOne, Inc.
(a)(b)
................. 5 10
ROBLOX Corp., Class A
(a)(b)
............ 504,945 14,623,207
Roku, Inc., Class A
(a)
................ 128,082 9,041,308
Security
Shares
Shares Value
Entertainment (continued)
Sciplay Corp., Class A
(a)
.............. 25,480 $ 580,180
Sphere Entertainment Co., Class A
(a)(b)
..... 26,475 983,811
Take-Two Interactive Software, Inc.
(a)
...... 162,679 22,838,505
TKO Group Holdings, Inc. ............. 53,302 4,480,566
Walt Disney Co. (The)
(a)
.............. 1,893,212 153,444,832
Warner Bros Discovery, Inc.
(a)
.......... 2,298,417 24,960,809
Warner Music Group Corp., Class A ...... 142,109 4,462,223
553,693,585
Financial Services — 4.1%
Affirm Holdings, Inc., Class A
(a)(b)
......... 224,714 4,779,667
Alerus Financial Corp. ............... 27,037 491,533
A-Mark Precious Metals, Inc. ........... 21,010 616,223
Apollo Global Management, Inc. ......... 453,551 40,710,738
AvidXchange Holdings, Inc.
(a)(b)
.......... 205,034 1,943,722
Berkshire Hathaway, Inc., Class B
(a)
...... 1,885,151 660,368,395
Block, Inc., Class A
(a)
................ 574,712 25,436,753
Cannae Holdings, Inc.
(a)(b)
............. 83,401 1,554,595
Cantaloupe, Inc.
(a)
.................. 86,666 541,662
Cass Information Systems, Inc. ......... 18,154 676,236
Enact Holdings, Inc. ................. 38,224 1,040,839
Equitable Holdings, Inc. .............. 338,210 9,601,782
Essent Group Ltd. .................. 110,857 5,242,428
Euronet Worldwide, Inc.
(a)
............. 49,740 3,948,361
EVERTEC, Inc. .................... 72,056 2,679,042
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 12,212 1,884,312
Fidelity National Information Services, Inc. .. 615,340 34,009,842
Fiserv, Inc.
(a)
...................... 630,376 71,207,273
FleetCor Technologies, Inc.
(a)(b)
.......... 76,744 19,595,813
FlexShopper, Inc.
(a)
................. 9 9
Flywire Corp.
(a)(b)
................... 113,013 3,603,985
Global Payments, Inc. ............... 269,127 31,054,565
I3 Verticals, Inc., Class A
(a)
............. 25,789 545,179
International Money Express, Inc.
(a)
....... 39,823 674,203
Jack Henry & Associates, Inc. .......... 75,906 11,472,433
Jackson Financial, Inc., Class A ......... 60,329 2,305,774
LM Funding America, Inc.
(a)(b)
........... 2,949 1,439
Marqeta, Inc., Class A
(a)(b)
............. 453,821 2,713,850
Mastercard, Inc., Class A .............. 860,637 340,734,795
Merchants Bancorp ................. 31,198 864,809
MGIC Investment Corp. .............. 305,424 5,097,527
Mr Cooper Group, Inc.
(a)
.............. 68,987 3,694,944
NewtekOne, Inc. ................... 32,511 479,537
NMI Holdings, Inc., Class A
(a)
........... 90,155 2,442,299
Payoneer Global, Inc.
(a)
............... 201,006 1,230,157
PayPal Holdings, Inc.
(a)
............... 1,137,061 66,472,586
Paysign, Inc.
(a)(b)
.................... 36 70
PennyMac Financial Services, Inc. ....... 32,707 2,178,286
Radian Group, Inc. .................. 165,839 4,164,217
Remitly Global, Inc.
(a)
................ 141,315 3,563,964
Repay Holdings Corp., Class A
(a)(b)
....... 92,421 701,475
Rocket Cos., Inc., Class A
(a)(b)
........... 150,348 1,229,847
Shift4 Payments, Inc., Class A
(a)(b)
........ 59,236 3,279,897
TFS Financial Corp. ................. 64,949 767,697
Toast, Inc., Class A
(a)(b)
............... 382,294 7,160,367
UWM Holdings Corp., Class A .......... 94,045 456,118
Velocity Financial, Inc.
(a)
.............. 54,237 612,878
Visa, Inc., Class A .................. 1,662,363 382,360,114
Voya Financial, Inc. ................. 106,524 7,078,520
Walker & Dunlop, Inc. ................ 37,278 2,767,519
Waterstone Financial, Inc. ............. 44,154 483,486
Western Union Co. (The) ............. 310,014 4,085,985

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(a)
....................... 44,691 $ 8,405,930
1,789,013,677
Food Products — 1.0%
Alico, Inc. ........................ 20,891 521,439
Archer-Daniels-Midland Co. ............ 552,506 41,670,003
B&G Foods, Inc. ................... 81,495 805,986
Beyond Meat, Inc.
(a)(b)
................ 85,933 826,675
Bunge Ltd. ....................... 155,411 16,823,241
Calavo Growers, Inc. ................ 19,900 502,077
Cal-Maine Foods, Inc. ................ 40,834 1,977,182
Campbell Soup Co. ................. 201,460 8,275,977
Conagra Brands, Inc. ................ 493,592 13,534,293
Darling Ingredients, Inc.
(a)
............. 166,553 8,694,067
Flowers Foods, Inc. ................. 210,847 4,676,586
Fresh Del Monte Produce, Inc. .......... 42,166 1,089,569
Freshpet, Inc.
(a)
.................... 49,701 3,274,302
General Mills, Inc. .................. 605,948 38,774,613
Hain Celestial Group, Inc. (The)
(a)
........ 92,719 961,496
Hershey Co. (The) .................. 153,585 30,729,287
Hormel Foods Corp. ................. 304,105 11,565,113
Hostess Brands, Inc., Class A
(a)
......... 137,993 4,596,547
Ingredion, Inc. ..................... 68,928 6,782,515
J & J Snack Foods Corp. .............. 17,119 2,801,524
J M Smucker Co. (The) ............... 105,948 13,022,069
John B Sanfilippo & Son, Inc. ........... 10,192 1,006,970
Kellogg Co. ....................... 271,173 16,137,505
Kraft Heinz Co. (The) ................ 835,752 28,114,697
Lamb Weston Holdings, Inc. ........... 150,305 13,897,200
Lancaster Colony Corp. .............. 20,820 3,435,925
McCormick & Co., Inc., NVS ........... 260,862 19,731,602
Mission Produce, Inc.
(a)(b)
.............. 52,616 509,323
Mondelez International, Inc., Class A ...... 1,404,277 97,456,824
Pilgrim's Pride Corp.
(a)
............... 46,025 1,050,751
Post Holdings, Inc.
(a)(b)
................ 50,484 4,328,498
RiceBran Technologies
(a)
.............. 915 393
Rocky Mountain Chocolate Factory, Inc.
(a)
.. 9 43
S&W Seed Co.
(a)
................... 45 50
Seaboard Corp.
(b)
................... 260 975,780
Simply Good Foods Co. (The)
(a)
......... 92,289 3,185,816
Sovos Brands, Inc.
(a)(b)
............... 71,050 1,602,177
Tootsie Roll Industries, Inc. ............ 18,782 560,831
TreeHouse Foods, Inc.
(a)(b)
............. 51,880 2,260,930
Tyson Foods, Inc., Class A ............ 294,703 14,879,554
Utz Brands, Inc., Class A
(b)
............ 76,078 1,021,728
Vital Farms, Inc.
(a)
.................. 42,129 487,854
Whole Earth Brands, Inc., Class A
(a)
...... 63 227
422,549,239
Gas Utilities — 0.1%
Atmos Energy Corp. ................. 148,862 15,768,952
Chesapeake Utilities Corp. ............ 19,093 1,866,341
National Fuel Gas Co. ............... 95,480 4,956,367
New Jersey Resources Corp. ........... 99,064 4,024,970
Northwest Natural Holding Co. .......... 50,068 1,910,595
ONE Gas, Inc. ..................... 54,877 3,747,002
Southwest Gas Holdings, Inc. .......... 63,667 3,846,123
Spire, Inc. ........................ 53,775 3,042,589
UGI Corp. ........................ 219,673 5,052,479
44,215,418
Ground Transportation — 1.0%
ArcBest Corp. ..................... 24,781 2,518,989
Avis Budget Group, Inc.
(a)(b)
............ 20,897 3,754,982
Covenant Logistics Group, Inc., Class A .... 10,188 446,744
CSX Corp. ....................... 2,067,243 63,567,722
Security
Shares
Shares Value
Ground Transportation (continued)
FTAI Infrastructure, Inc. ............... 156,651 $ 504,416
Heartland Express, Inc. ............... 48,563 713,390
Hertz Global Holdings, Inc.
(a)(b)
.......... 145,623 1,783,882
JB Hunt Transport Services, Inc. ........ 84,421 15,915,047
Knight-Swift Transportation Holdings, Inc. .. 168,859 8,468,279
Landstar System, Inc. ................ 36,394 6,439,554
Lyft, Inc., Class A
(a)
.................. 365,981 3,857,440
Marten Transport Ltd. ................ 67,179 1,324,098
Norfolk Southern Corp. ............... 234,440 46,168,269
Old Dominion Freight Line, Inc.
(b)
........ 93,161 38,115,892
RXO, Inc.
(a)(b)
...................... 142,388 2,809,315
Ryder System, Inc. .................. 45,210 4,835,209
Saia, Inc.
(a)(b)
...................... 27,601 11,003,139
Schneider National, Inc., Class B ........ 46,518 1,288,083
Uber Technologies, Inc.
(a)
............. 2,117,604 97,388,608
U-Haul Holding Co.
(a)
................ 9,859 538,006
U-Haul Holding Co., NVS
(b)
............ 102,029 5,345,299
Union Pacific Corp. ................. 630,738 128,437,179
Werner Enterprises, Inc. .............. 69,976 2,725,565
XPO, Inc.
(a)
....................... 120,092 8,966,069
456,915,176
Health Care Equipment & Supplies — 2.5%
Abbott Laboratories ................. 1,796,414 173,982,696
Aethlon Medical, Inc.
(a)
............... 415 95
Align Technology, Inc.
(a)
............... 73,902 22,563,759
Alphatec Holdings, Inc.
(a)(b)
............. 84,535 1,096,419
AngioDynamics, Inc.
(a)
............... 67,811 495,698
Artivion, Inc.
(a)(b)
.................... 55,096 835,255
Aspira Women's Health, Inc.
(a)
.......... 1 5
AtriCure, Inc.
(a)(b)
................... 52,688 2,307,734
Atrion Corp. ...................... 1,560 644,545
Avanos Medical, Inc.
(a)
............... 52,204 1,055,565
Axonics, Inc.
(a)(b)
.................... 56,538 3,172,913
Baxter International, Inc. .............. 532,890 20,111,269
Becton Dickinson & Co. .............. 299,956 77,547,625
Bioventus, Inc., Class A
(a)(b)
............ 117 386
Boston Scientific Corp.
(a)
.............. 1,513,622 79,919,242
Cerus Corp.
(a)
..................... 280,246 453,999
Co-Diagnostics, Inc.
(a)(b)
............... 36 38
CONMED Corp. .................... 31,349 3,161,547
Cooper Cos., Inc. (The)
(b)
............. 51,300 16,313,913
Dentsply Sirona, Inc. ................ 221,629 7,570,847
Dexcom, Inc.
(a)
.................... 401,042 37,417,219
Eargo, Inc.
(a)(b)
..................... 9 20
Edwards Lifesciences Corp.
(a)
.......... 629,212 43,591,807
Ekso Bionics Holdings, Inc.
(a)
........... 18 13
Electromed, Inc.
(a)
.................. 9 93
Embecta Corp. .................... 57,760 869,288
Enovis Corp.
(a)
..................... 54,293 2,862,870
Envista Holdings Corp.
(a)
.............. 175,873 4,903,339
GE HealthCare Technologies, Inc. ....... 406,442 27,654,314
Glaukos Corp.
(a)(b)
................... 51,007 3,838,277
Globus Medical, Inc., Class A
(a)
......... 123,782 6,145,776
Haemonetics Corp.
(a)(b)
............... 51,648 4,626,628
Helius Medical Technologies, Inc.
(a)(b)
...... 38 361
Hologic, Inc.
(a)
..................... 255,603 17,738,848
ICU Medical, Inc.
(a)(b)
................. 20,410 2,428,994
IDEXX Laboratories, Inc.
(a)(b)
........... 85,803 37,519,078
Impact BioMedical, I nc., (Acquired 07/07/23 ,
cost $2)
(a)(f)
..................... 360 2
Inari Medical, Inc.
(a)(b)
................ 54,185 3,543,699
Inspire Medical Systems, Inc.
(a)
......... 30,377 6,028,012
Insulet Corp.
(a)
..................... 72,319 11,534,157
Integer Holdings Corp.
(a)
.............. 34,969 2,742,619

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Integra LifeSciences Holdings Corp.
(a)
..... 73,188 $ 2,795,050
Intuitive Surgical, Inc.
(a)
............... 363,714 106,309,965
InVivo Therapeutics Holdings Corp.
(a)
..... 1 1
iRhythm Technologies, Inc.
(a)(b)
.......... 32,153 3,030,742
Kewaunee Scientific Corp.
(a)
........... 262 4,637
Lantheus Holdings, Inc.
(a)
............. 71,552 4,971,433
LeMaitre Vascular, Inc. ............... 22,246 1,211,962
LENSAR, Inc.
(a)
.................... 9 28
LivaNova plc
(a)
..................... 56,524 2,988,989
LogicMark, Inc.
(a)
................... 2 4
Masimo Corp.
(a)
.................... 46,999 4,120,872
Medtronic plc ..................... 1,378,679 108,033,286
Merit Medical Systems, Inc.
(a)
........... 58,579 4,043,123
Microbot Medical, Inc.
(a)
.............. 17 24
Motus GI Holdings, Inc.
(a)(b)
............ 530 243
Neogen Corp.
(a)
.................... 209,369 3,881,701
NeuroMetrix, Inc.
(a)
.................. 10 7
Neuronetics, Inc.
(a)(b)
................. 36 49
Nevro Corp.
(a)
..................... 38,623 742,334
Novocure Ltd.
(a)
.................... 108,211 1,747,608
Omnicell, Inc.
(a)
.................... 47,362 2,133,184
OraSure Technologies, Inc.
(a)
........... 98,788 585,813
Orthofix Medical, Inc.
(a)
............... 41,903 538,873
OrthoPediatrics Corp.
(a)(b)
.............. 16,106 515,392
Outset Medical, Inc.
(a)(b)
............... 49,651 540,203
Owlet, Inc.
(a)
...................... 11 49
Paragon 28, Inc.
(a)
.................. 61,032 765,952
PAVmed, Inc.
(a)(b)
................... 126 37
Penumbra, Inc.
(a)
................... 39,657 9,593,425
Predictive Oncology, Inc.
(a)
............. 1 3
PROCEPT BioRobotics Corp.
(a)(b)
........ 51,003 1,673,408
Pulmonx Corp.
(a)(b)
.................. 55,274 570,980
QuidelOrtho Corp.
(a)
................. 52,372 3,825,251
ResMed, Inc. ..................... 152,424 22,538,937
RxSight, Inc.
(a)(b)
.................... 27,400 764,186
Senseonics Holdings, Inc.
(a)(b)
........... 833,017 503,059
Shockwave Medical, Inc.
(a)
............. 37,893 7,544,496
SI-BONE, Inc.
(a)(b)
................... 45,880 974,491
Silk Road Medical, Inc.
(a)(b)
............. 44,051 660,324
SiNtx Technologies, Inc.
(a)
............. 1 1
STAAR Surgical Co.
(a)(b)
............... 51,641 2,074,935
STERIS plc ....................... 103,016 22,603,771
Strata Skin Sciences, Inc.
(a)(b)
........... 1,191 709
Stryker Corp. ..................... 349,779 95,584,107
Surmodics, Inc.
(a)
................... 14,366 461,005
Tandem Diabetes Care, Inc.
(a)
.......... 69,639 1,446,402
Teleflex, Inc. ...................... 48,678 9,560,846
ThermoGenesis Holdings, Inc.
(a)
......... 1 1
TransMedics Group, Inc.
(a)(b)
............ 33,594 1,839,271
Treace Medical Concepts, Inc.
(a)(b)
........ 59,125 775,129
UFP Technologies, Inc.
(a)
.............. 7,506 1,211,844
Vapotherm, Inc.
(a)
................... 5 13
Varex Imaging Corp.
(a)
............... 62,821 1,180,407
Venus Concept, Inc.
(a)
................ 1,053 2,159
Xtant Medical Holdings, Inc.
(a)
.......... 143 157
Zimmer Biomet Holdings, Inc. .......... 216,515 24,297,313
1,083,327,155
Health Care Providers & Services — 2.8%
23andMe Holding Co., Class A
(a)(b)
....... 513,574 502,121
Acadia Healthcare Co., Inc.
(a)
........... 97,941 6,886,232
Accolade, Inc.
(a)(b)
................... 72,982 772,150
AdaptHealth Corp.
(a)
................. 78,459 713,977
Addus HomeCare Corp.
(a)
............. 16,793 1,430,596
agilon health, Inc.
(a)(b)
................ 317,870 5,645,371
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Alignment Healthcare, Inc.
(a)
........... 133,626 $ 927,364
Amedisys, Inc.
(a)(b)
.................. 35,032 3,271,989
AMN Healthcare Services, Inc.
(a)(b)
....... 41,072 3,498,513
Apollo Medical Holdings, Inc.
(a)(b)
......... 44,654 1,377,576
Brookdale Senior Living, Inc.
(a)(b)
......... 192,332 796,254
Cardinal Health, Inc. ................. 264,762 22,986,637
Castle Biosciences, Inc.
(a)
............. 28,046 473,697
Cencora, Inc. ..................... 171,538 30,871,694
Centene Corp.
(a)
................... 561,314 38,663,308
Chemed Corp. ..................... 15,401 8,003,900
Cigna Group (The) .................. 306,214 87,598,639
Clover Health Investments Corp.
(a)(b)
...... 493,596 533,084
Community Health Systems, Inc.
(a)
....... 163,856 475,182
CorVel Corp.
(a)
..................... 9,389 1,846,347
Cross Country Healthcare, Inc.
(a)(b)
....... 36,140 895,911
CVS Health Corp. .................. 1,328,992 92,790,221
DaVita, Inc.
(a)(b)
.................... 55,506 5,246,982
DocGo, Inc.
(a)
..................... 100,739 536,939
Elevance Health, Inc. ................ 243,567 106,053,943
Encompass Health Corp. ............. 103,125 6,925,875
Enhabit, Inc.
(a)(b)
.................... 51,327 577,429
Ensign Group, Inc. (The)
(b)
............. 55,883 5,193,207
Fulgent Genetics, Inc.
(a)(b)
............. 30,474 814,875
Guardant Health, Inc.
(a)
............... 126,949 3,762,768
HCA Healthcare, Inc. ................ 207,607 51,067,170
HealthEquity, Inc.
(a)
.................. 89,255 6,520,078
Henry Schein, Inc.
(a)
................. 136,129 10,107,578
Hims & Hers Health, Inc., Class A
(a)(b)
..... 180,341 1,134,345
Humana, Inc. ..................... 127,840 62,196,717
Laboratory Corp. of America Holdings ..... 90,512 18,197,438
LifeStance Health Group, Inc.
(a)(b)
........ 98,672 677,877
McKesson Corp. ................... 139,083 60,480,242
ModivCare, Inc.
(a)(b)
.................. 17,466 550,354
Molina Healthcare, Inc.
(a)
.............. 60,305 19,773,406
National HealthCare Corp. ............. 18,386 1,176,336
National Research Corp. .............. 19,798 878,437
NeoGenomics, Inc.
(a)(b)
............... 138,049 1,698,003
Ontrak, Inc.
(a)(b)
.................... 3 3
OPKO Health, Inc.
(a)
................. 432,370 691,792
Option Care Health, Inc.
(a)
............. 184,904 5,981,644
Owens & Minor, Inc.
(a)
................ 84,943 1,372,679
Patterson Cos., Inc. ................. 93,372 2,767,546
Pediatrix Medical Group, Inc.
(a)
.......... 92,901 1,180,772
Pennant Group, Inc. (The)
(a)
............ 38,189 425,044
PetIQ, Inc., Class A
(a)
................ 31,511 620,767
Premier, Inc., Class A ................ 130,861 2,813,511
Privia Health Group, Inc.
(a)(b)
............ 114,487 2,633,201
Progyny, Inc.
(a)
..................... 89,342 3,039,415
Psychemedics Corp. ................ 9 36
Quest Diagnostics, Inc. ............... 113,241 13,799,548
R1 RCM, Inc.
(a)(b)
................... 208,171 3,137,137
RadNet, Inc.
(a)
..................... 77,185 2,175,845
Regional Health Properties, Inc.
(a)
........ 885 1,912
Select Medical Holdings Corp. .......... 113,563 2,869,737
Star Equity Holdings, Inc.
(a)
............ 1,268 1,268
Surgery Partners, Inc.
(a)(b)
............. 73,626 2,153,560
Talkspace, Inc.
(a)
................... 198 386
Tenet Healthcare Corp.
(a)(b)
............. 105,614 6,958,906
UnitedHealth Group, Inc. .............. 958,752 483,393,171
Universal Health Services, Inc., Class B ... 65,354 8,216,958
US Physical Therapy, Inc. ............. 16,507 1,514,187
1,220,279,787

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs — 0.2%
CareTrust REIT, Inc. ................. 140,672 $ 2,883,776
Community Healthcare Trust, Inc. ........ 41,158 1,222,393
Diversified Healthcare Trust ............ 268,429 520,752
Global Medical REIT, Inc. ............. 55,144 494,642
Healthcare Realty Trust, Inc., Class A ..... 390,659 5,965,363
Healthpeak Properties, Inc. ............ 575,406 10,564,454
LTC Properties, Inc. ................. 52,469 1,685,829
Medical Properties Trust, Inc.
(b)
.......... 628,815 3,427,042
National Health Investors, Inc. .......... 45,562 2,340,064
Omega Healthcare Investors, Inc. ........ 252,431 8,370,612
Physicians Realty Trust ............... 246,579 3,005,798
Sabra Health Care REIT, Inc. ........... 257,490 3,589,411
Universal Health Realty Income Trust ..... 12,436 502,787
Ventas, Inc. ...................... 420,711 17,724,554
Welltower, Inc. ..................... 536,969 43,988,501
106,285,978
Health Care Technology — 0.1%
American Well Corp., Class A
(a)
......... 400,896 469,048
Certara, Inc.
(a)(b)
.................... 117,233 1,704,568
Definitive Healthcare Corp., Class A
(a)(b)
.... 79,372 634,182
Doximity, Inc., Class A
(a)(b)
............. 135,860 2,882,949
Evolent Health, Inc., Class A
(a)(b)
......... 123,192 3,354,518
GoodRx Holdings, Inc., Class A
(a)(b)
....... 101,374 570,736
Health Catalyst, Inc.
(a)
................ 68,059 688,757
HealthStream, Inc. .................. 26,986 582,358
LifeMD, Inc.
(a)(b)
.................... 45 281
Multiplan Corp., Class A
(a)(b)
............ 339,408 570,206
NextGen Healthcare, Inc.
(a)
............ 61,484 1,459,015
Phreesia, Inc.
(a)(b)
................... 55,005 1,027,494
Schrodinger, Inc.
(a)(b)
................. 57,042 1,612,577
SCWorx Corp.
(a)
.................... 5,858 1,206
Simulations Plus, Inc. ................ 19,817 826,369
Teladoc Health, Inc.
(a)(b)
............... 170,730 3,173,871
Veeva Systems, Inc., Class A
(a)(b)
........ 151,005 30,721,967
Veradigm, Inc.
(a)(b)
................... 129,472 1,701,262
51,981,364
Hotel & Resort REITs — 0.1%
Apple Hospitality REIT, Inc. ............ 218,935 3,358,463
Chatham Lodging Trust ............... 95,337 912,375
DiamondRock Hospitality Co. ........... 279,279 2,242,610
Host Hotels & Resorts, Inc. ............ 739,952 11,891,029
Park Hotels & Resorts, Inc. ............ 233,565 2,877,521
Pebblebrook Hotel Trust
(b)
............. 134,396 1,826,442
RLJ Lodging Trust .................. 175,465 1,717,802
Ryman Hospitality Properties, Inc. ....... 61,538 5,124,885
Service Properties Trust .............. 178,484 1,372,542
Sotherly Hotels, Inc.
(a)
................ 9 15
Summit Hotel Properties, Inc. ........... 103,404 599,743
Sunstone Hotel Investors, Inc. .......... 230,181 2,152,192
Xenia Hotels & Resorts, Inc. ........... 103,409 1,218,158
35,293,777
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)
...... 64,158 702,530
Airbnb, Inc., Class A
(a)(b)
............... 441,524 60,581,508
Allied Gaming & Entertainment, Inc.
(a)
..... 9 8
Aramark ......................... 269,629 9,356,126
Ark Restaurants Corp. ............... 295 4,537
Bally's Corp.
(a)(b)
.................... 40,733 534,010
BJ's Restaurants, Inc.
(a)
............... 26,974 632,810
Bloomin' Brands, Inc. ................ 90,820 2,233,264
Booking Holdings, Inc.
(a)
.............. 36,873 113,714,488
Bowlero Corp., Class A
(a)(b)
............. 53,829 517,835
Boyd Gaming Corp. ................. 70,771 4,305,000
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Brinker International, Inc.
(a)
............ 48,405 $ 1,529,114
Caesars Entertainment, Inc.
(a)(b)
......... 223,968 10,380,917
Carnival Corp.
(a)(b)
................... 1,043,924 14,322,637
Cava Group, Inc.
(a)(b)
................. 17,864 547,174
Cheesecake Factory, Inc. (The) ......... 55,862 1,692,619
Chipotle Mexican Grill, Inc.
(a)
........... 28,531 52,263,942
Choice Hotels International, Inc.
(b)
........ 23,528 2,882,415
Churchill Downs, Inc. ................ 70,699 8,203,912
Chuy's Holdings, Inc.
(a)
............... 23,842 848,298
Cracker Barrel Old Country Store, Inc. ..... 25,114 1,687,661
Darden Restaurants, Inc. ............. 127,748 18,296,069
Dave & Buster's Entertainment, Inc.
(a)
..... 42,366 1,570,508
Denny's Corp.
(a)
.................... 66,060 559,528
Dine Brands Global, Inc. .............. 18,249 902,413
Domino's Pizza, Inc. ................. 36,208 13,715,228
DoorDash, Inc., Class A
(a)
............. 315,386 25,063,725
DraftKings, Inc., Class A
(a)
............. 480,262 14,138,913
Dutch Bros, Inc., Class A
(a)
............ 47,662 1,108,142
Everi Holdings, Inc.
(a)
................ 109,919 1,453,129
Expedia Group, Inc.
(a)
................ 144,059 14,848,161
Fiesta Restaurant Group, Inc.
(a)
......... 65,004 549,934
First Watch Restaurant Group, Inc.
(a)(b)
..... 37,556 649,343
Flanigan's Enterprises, Inc. ............ 198 6,534
GAN Ltd.
(a)
....................... 63 73
Golden Entertainment, Inc. ............ 22,668 774,792
Hilton Grand Vacations, Inc.
(a)
.......... 71,569 2,912,858
Hilton Worldwide Holdings, Inc. ......... 268,385 40,306,059
Hyatt Hotels Corp., Class A
(b)
........... 47,841 5,074,973
Jack in the Box, Inc. ................. 21,618 1,492,939
Krispy Kreme, Inc.
(b)
................. 102,838 1,282,390
Kura Sushi USA, Inc., Class A
(a)(b)
........ 7,846 518,778
Las Vegas Sands Corp. .............. 339,821 15,577,395
Life Time Group Holdings, Inc.
(a)(b)
........ 57,519 874,864
Light & Wonder, Inc., Class A
(a)
.......... 96,295 6,868,722
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 53,518 385,330
Marriott International, Inc., Class A ....... 258,355 50,782,259
Marriott Vacations Worldwide Corp. ....... 34,696 3,491,459
McDonald's Corp. .................. 751,988 198,103,719
MGM Resorts International
(b)
........... 292,935 10,768,291
Monarch Casino & Resort, Inc. .......... 13,686 849,901
Norwegian Cruise Line Holdings Ltd.
(a)
..... 444,570 7,326,514
Papa John's International, Inc. .......... 36,285 2,475,363
Penn Entertainment, Inc.
(a)(b)
........... 158,702 3,642,211
Planet Fitness, Inc., Class A
(a)
.......... 88,413 4,348,151
Playa Hotels & Resorts NV
(a)
........... 141,804 1,026,661
Portillo's, Inc., Class A
(a)(b)
............. 49,700 764,883
Rave Restaurant Group, Inc.
(a)
.......... 3,285 7,785
RCI Hospitality Holdings, Inc. ........... 9,390 569,597
Red Rock Resorts, Inc., Class A ......... 50,327 2,063,407
Royal Caribbean Cruises Ltd.
(a)
......... 246,560 22,718,038
Rush Street Interactive, Inc., Class A
(a)(b)
... 88,462 408,694
Sabre Corp.
(a)
..................... 331,886 1,490,168
SeaWorld Entertainment, Inc.
(a)(b)
........ 40,570 1,876,363
Shake Shack, Inc., Class A
(a)
........... 39,949 2,319,838
Six Flags Entertainment Corp.
(a)
......... 75,587 1,777,050
Soho House & Co., Inc., Class A
(a)
....... 66,750 462,578
Starbucks Corp. .................... 1,183,784 108,043,966
Sweetgreen, Inc., Class A
(a)(b)
........... 108,705 1,277,284
Target Hospitality Corp.
(a)(b)
............ 31,207 495,567
Texas Roadhouse, Inc. ............... 68,861 6,617,542
Travel + Leisure Co. ................. 81,446 2,991,512
Vacasa, Inc., Class A
(a)(b)
.............. 135 62
Vail Resorts, Inc. ................... 39,367 8,735,144
Wendy's Co. (The) .................. 175,608 3,584,159
Wingstop, Inc. ..................... 30,773 5,534,216

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts, Inc. ........ 89,565 $ 6,228,350
Wynn Resorts Ltd. .................. 103,139 9,531,075
Xponential Fitness, Inc., Class A
(a)(b)
...... 26,168 405,604
Yum! Brands, Inc. .................. 285,905 35,720,971
962,309,987
Household Durables — 0.5%
Beazer Homes USA, Inc.
(a)
............ 29,700 739,827
Cavco Industries, Inc.
(a)
............... 9,106 2,419,100
Century Communities, Inc. ............ 29,216 1,951,044
Cricut, Inc., Class A ................. 59,527 553,006
DR Horton, Inc. .................... 315,131 33,867,129
Dream Finders Homes, Inc., Class A
(a)
..... 24,363 541,590
Emerson Radio Corp.
(a)
............... 18 10
Ethan Allen Interiors, Inc. ............. 29,596 884,920
Flexsteel Industries, Inc. .............. 26,750 555,330
Garmin Ltd. ....................... 158,607 16,685,456
GoPro, Inc., Class A
(a)
................ 230,237 722,944
Green Brick Partners, Inc.
(a)
............ 29,239 1,213,711
Hamilton Beach Brands Holding Co., Class A 28 347
Helen of Troy Ltd.
(a)(b)
................ 24,389 2,842,782
Hovnanian Enterprises, Inc., Class A
(a)(b)
... 6,370 647,574
Installed Building Products, Inc. ......... 23,946 2,990,616
iRobot Corp.
(a)
..................... 27,907 1,057,675
KB Home ........................ 84,397 3,905,893
La-Z-Boy, Inc. ..................... 47,022 1,452,039
Leggett & Platt, Inc. ................. 138,943 3,530,542
Lennar Corp., Class A ................ 251,338 28,207,664
Lennar Corp., Class B
(b)
.............. 22,969 2,348,121
LGI Homes, Inc.
(a)(b)
................. 21,363 2,125,405
M/I Homes, Inc.
(a)
................... 28,184 2,368,583
MDC Holdings, Inc. ................. 62,942 2,595,099
Meritage Homes Corp. ............... 36,954 4,522,800
Mohawk Industries, Inc.
(a)
............. 54,332 4,662,229
Nephros, Inc.
(a)
.................... 4,131 6,176
Newell Brands, Inc. ................. 414,352 3,741,599
Nova Lifestyle, Inc.
(a)
................ 558 1,334
NVR, Inc.
(a)
....................... 3,287 19,601,367
PulteGroup, Inc. ................... 222,207 16,454,428
Skyline Champion Corp.
(a)
............. 56,240 3,583,613
Sonos, Inc.
(a)(b)
..................... 146,928 1,896,840
Taylor Morrison Home Corp.
(a)
.......... 111,677 4,758,557
Tempur Sealy International, Inc. ......... 176,784 7,661,819
Toll Brothers, Inc. ................... 113,723 8,410,953
TopBuild Corp.
(a)
................... 32,855 8,266,318
TRI Pointe Homes, Inc.
(a)
.............. 107,941 2,952,186
Vizio Holding Corp., Class A
(a)
.......... 146,266 791,299
Whirlpool Corp. .................... 56,229 7,517,817
Yunhong Green CTI Ltd.
(a)
............. 230 603
209,036,345
Household Products — 1.2%
Central Garden & Pet Co.
(a)
............ 9 397
Central Garden & Pet Co., Class A, NVS
(a)
.. 54,650 2,190,919
Church & Dwight Co., Inc. ............. 254,803 23,347,599
Clorox Co. (The) ................... 129,559 16,980,002
Colgate-Palmolive Co. ............... 854,964 60,796,490
Energizer Holdings, Inc. .............. 66,976 2,145,911
Kimberly-Clark Corp. ................ 346,736 41,903,045
Procter & Gamble Co. (The) ........... 2,438,752 355,716,367
Reynolds Consumer Products, Inc. ....... 60,006 1,537,954
Spectrum Brands Holdings, Inc. ......... 38,925 3,049,774
WD-40 Co.
(b)
...................... 14,097 2,865,074
510,533,532
Security
Shares
Shares Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The) ................... 724,713 $ 11,015,638
Altus Power, Inc., Class A
(a)
............ 80,460 422,415
Clearway Energy, Inc., Class A .......... 36,364 724,371
Clearway Energy, Inc., Class C ......... 90,118 1,906,897
Montauk Renewables, Inc.
(a)
........... 80,739 735,532
Ormat Technologies, Inc.
(b)
............ 54,311 3,797,425
Sunnova Energy International, Inc.
(a)(b)
..... 108,681 1,137,890
Vistra Corp. ...................... 359,808 11,938,429
31,678,597
Industrial Conglomerates — 0.7%
3M Co. .......................... 572,527 53,599,978
General Electric Co.
(b)
................ 1,127,588 124,654,853
Honeywell International, Inc. ........... 687,067 126,928,758
305,183,589
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 262,348 7,978,003
EastGroup Properties, Inc. ............ 44,756 7,453,217
First Industrial Realty Trust, Inc. ......... 125,297 5,962,884
Innovative Industrial Properties, Inc. ...... 29,133 2,204,203
LXP Industrial Trust ................. 302,295 2,690,425
Plymouth Industrial REIT, Inc. .......... 37,462 784,829
Prologis, Inc. ...................... 953,410 106,982,136
Rexford Industrial Realty, Inc. .......... 206,396 10,185,643
STAG Industrial, Inc. ................ 173,634 5,992,109
Terreno Realty Corp. ................ 76,749 4,359,343
154,592,792
Insurance — 2.3%
Aflac, Inc. ........................ 562,947 43,206,182
Allstate Corp. (The) ................. 272,401 30,348,195
Ambac Financial Group, Inc.
(a)
.......... 44,585 537,695
American Equity Investment Life Holding Co. 66,745 3,580,202
American Financial Group, Inc. ......... 69,960 7,812,433
American International Group, Inc. ....... 735,918 44,596,631
AMERISAFE, Inc. .................. 19,769 989,834
Aon plc, Class A ................... 210,617 68,286,244
Arch Capital Group Ltd.
(a)
............. 387,683 30,902,212
Argo Group International Holdings Ltd. .... 38,758 1,156,539
Arthur J Gallagher & Co. .............. 222,607 50,738,814
Assurant, Inc. ..................... 54,690 7,852,390
Assured Guaranty Ltd. ............... 64,054 3,876,548
Atlantic American Corp. .............. 749 1,453
Axis Capital Holdings Ltd. ............. 81,431 4,590,265
Brighthouse Financial, Inc.
(a)
........... 75,068 3,673,828
Brown & Brown, Inc. ................. 246,393 17,208,087
BRP Group, Inc., Class A
(a)(b)
........... 68,244 1,585,308
Chubb Ltd. ....................... 425,251 88,528,753
Cincinnati Financial Corp. ............. 163,883 16,763,592
CNA Financial Corp. ................. 27,646 1,087,870
CNO Financial Group, Inc. ............. 131,484 3,120,115
Conifer Holdings, Inc.
(a)
............... 833 1,058
Donegal Group, Inc., Class A ........... 45,444 647,804
Employers Holdings, Inc. .............. 20,055 801,197
Enstar Group Ltd.
(a)
................. 14,636 3,541,912
Erie Indemnity Co., Class A, NVS ........ 26,356 7,743,129
Everest Group Ltd. .................. 44,431 16,513,670
F&G Annuities & Life, Inc. ............. 19,285 541,137
FG Financial Group, Inc.
(a)
............. 9 13
Fidelity National Financial, Inc., Class A .... 259,364 10,711,733
First American Financial Corp. .......... 106,364 6,008,502
Genworth Financial, Inc., Class A
(a)
....... 415,737 2,436,219
Globe Life, Inc. .................... 90,194 9,806,794
Goosehead Insurance, Inc., Class A
(a)(b)
.... 23,848 1,777,391
Hanover Insurance Group, Inc. (The) ..... 38,937 4,321,228

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Hartford Financial Services Group, Inc. (The) 318,192 $ 22,562,995
HCI Group, Inc. .................... 9,323 506,146
Horace Mann Educators Corp. .......... 20,403 599,440
Kemper Corp. ..................... 65,139 2,737,792
Kinsale Capital Group, Inc. ............ 22,658 9,383,358
Lemonade, Inc.
(a)(b)
.................. 78,071 907,185
Lincoln National Corp. ............... 164,472 4,060,814
Loews Corp. ...................... 193,774 12,267,832
Markel Group, Inc.
(a)
................. 13,897 20,463,194
Marsh & McLennan Cos., Inc. .......... 510,905 97,225,222
MBIA, Inc.
(a)
...................... 73,714 531,478
Mercury General Corp. ............... 29,965 839,919
MetLife, Inc. ...................... 657,228 41,346,213
National Western Life Group, Inc., Class A
(b)
. 2,379 1,040,789
Old Republic International Corp. ......... 277,699 7,481,211
Oscar Health, Inc., Class A
(a)
........... 170,718 950,899
Palomar Holdings, Inc.
(a)
.............. 25,371 1,287,578
Primerica, Inc. ..................... 37,700 7,314,177
Principal Financial Group, Inc. .......... 227,776 16,415,816
ProAssurance Corp. ................. 35,192 664,777
Progressive Corp. (The) .............. 606,765 84,522,365
Prudential Financial, Inc. .............. 382,841 36,327,783
Reinsurance Group of America, Inc. ...... 69,731 10,124,244
RenaissanceRe Holdings Ltd. .......... 53,930 10,673,826
RLI Corp. ........................ 41,713 5,668,380
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 103,016 4,985,974
Safety Insurance Group, Inc. ........... 11,527 786,026
Selective Insurance Group, Inc. ......... 64,170 6,620,419
SiriusPoint Ltd.
(a)
................... 84,708 861,480
Skyward Specialty Insurance Group, Inc.
(a)
.. 39,816 1,089,366
Stewart Information Services Corp. ....... 16,242 711,400
Tiptree, Inc. ...................... 36,203 606,762
Travelers Cos., Inc. (The) ............. 236,888 38,686,179
Trupanion, Inc.
(a)(b)
.................. 34,956 985,759
United Fire Group, Inc. ............... 22,023 434,954
Unum Group ...................... 194,443 9,564,651
White Mountains Insurance Group Ltd.
(b)
... 2,585 3,866,359
Willis Towers Watson plc .............. 109,146 22,807,148
WR Berkley Corp. .................. 217,272 13,794,599
996,999,486
Interactive Media & Services — 5.2%
Alphabet, Inc., Class A
(a)
.............. 6,137,971 803,214,885
Alphabet, Inc., Class C, NVS
(a)
.......... 5,227,067 689,188,784
Bumble, Inc., Class A
(a)
............... 123,826 1,847,484
Cargurus, Inc., Class A
(a)
.............. 94,244 1,651,155
Cars.com, Inc.
(a)
.................... 73,725 1,243,004
Eventbrite, Inc., Class A
(a)(b)
............ 103,573 1,021,230
fuboTV, Inc.
(a)(b)
.................... 324,038 865,181
IAC, Inc.
(a)(b)
...................... 75,022 3,780,359
IZEA Worldwide, Inc.
(a)
............... 1 2
Liberty TripAdvisor Holdings, Inc., Class A
(a)
. 72 35
Match Group, Inc.
(a)
................. 289,070 11,324,317
Meta Platforms, Inc., Class A
(a)
.......... 2,300,882 690,747,785
Nextdoor Holdings, Inc., Class A
(a)
....... 266,984 485,911
Pinterest, Inc., Class A
(a)
.............. 603,648 16,316,605
QuinStreet, Inc.
(a)
................... 64,979 582,862
Rumble, Inc.
(a)(b)
.................... 95,652 487,825
Shutterstock, Inc. ................... 24,687 939,340
Snap, Inc., Class A, NVS
(a)(b)
........... 1,063,909 9,479,429
Super League Enterprise, Inc.
(a)(b)
........ 43,528 75,739
Travelzoo
(a)
....................... 9 53
TripAdvisor, Inc.
(a)
.................. 129,622 2,149,133
Vimeo, Inc.
(a)
...................... 160,567 568,407
Yelp, Inc.
(a)
....................... 75,044 3,121,080
Security
Shares
Shares Value
Interactive Media & Services (continued)
Ziff Davis, Inc.
(a)(b)
................... 49,826 $ 3,173,418
ZipRecruiter, Inc., Class A
(a)
............ 90,711 1,087,625
ZoomInfo Technologies, Inc.
(a)
.......... 323,838 5,310,943
2,248,662,591
IT Services — 1.4%
Accenture plc, Class A ............... 652,779 200,474,959
Akamai Technologies, Inc.
(a)
............ 156,101 16,631,001
BigCommerce Holdings, Inc.
(a)(b)
......... 89,587 884,224
Cloudflare, Inc., Class A
(a)(b)
............ 305,654 19,268,428
Cognizant Technology Solutions Corp., Class A 522,429 35,389,340
DigitalOcean Holdings, Inc.
(a)(b)
.......... 58,004 1,393,836
DXC Technology Co.
(a)(b)
.............. 220,800 4,599,264
Edgio, Inc.
(a)
...................... 162 138
EPAM Systems, Inc.
(a)
................ 60,216 15,396,629
Fastly, Inc., Class A
(a)(b)
............... 126,308 2,421,324
Gartner, Inc.
(a)
..................... 81,019 27,838,939
GoDaddy, Inc., Class A
(a)(b)
............. 152,337 11,346,060
Grid Dynamics Holdings, Inc., Class A
(a)
.... 65,260 794,867
Hackett Group, Inc. (The) ............. 27,080 638,817
Inpixon
(a)
........................ 1 —
International Business Machines Corp. .... 941,921 132,151,516
Kyndryl Holdings, Inc.
(a)
............... 244,802 3,696,510
MongoDB, Inc., Class A
(a)
............. 73,528 25,430,394
Okta, Inc., Class A
(a)(b)
................ 161,140 13,134,521
Perficient, Inc.
(a)
.................... 36,777 2,127,917
Snowflake, Inc., Class A
(a)
............. 337,921 51,624,191
Squarespace, Inc., Class A
(a)
........... 51,246 1,484,597
Thoughtworks Holding, Inc.
(a)(b)
.......... 142,983 583,371
Twilio, Inc., Class A
(a)
................ 189,775 11,107,531
VeriSign, Inc.
(a)(b)
................... 92,030 18,638,836
597,057,210
Leisure Products — 0.1%
Acushnet Holdings Corp.
(b)
............ 33,354 1,769,096
Brunswick Corp. ................... 72,396 5,719,284
Hasbro, Inc. ...................... 136,047 8,998,149
Johnson Outdoors, Inc., Class A ......... 8,566 468,475
Malibu Boats, Inc., Class A
(a)
........... 21,724 1,064,910
MasterCraft Boat Holdings, Inc.
(a)
........ 27,244 605,362
Mattel, Inc.
(a)
...................... 372,449 8,205,051
Peloton Interactive, Inc., Class A
(a)(b)
...... 344,312 1,738,776
Polaris, Inc. ....................... 55,043 5,732,178
Smith & Wesson Brands, Inc. ........... 55,119 711,586
Sturm Ruger & Co., Inc. .............. 22,673 1,181,717
Topgolf Callaway Brands Corp.
(a)
........ 159,012 2,200,726
Vista Outdoor, Inc.
(a)
................. 67,304 2,229,108
YETI Holdings, Inc.
(a)(b)
............... 89,413 4,311,495
44,935,913
Life Sciences Tools & Services — 1.5%
10X Genomics, Inc., Class A
(a)(b)
......... 110,974 4,577,677
Adaptive Biotechnologies Corp.
(a)(b)
....... 110,488 602,160
Agilent Technologies, Inc. ............. 307,338 34,366,535
Applied DNA Sciences, Inc.
(a)
........... 366 450
Avantor, Inc.
(a)(b)
.................... 708,891 14,943,422
Azenta, Inc.
(a)
..................... 64,898 3,257,231
BioLife Solutions, Inc.
(a)
............... 38,363 529,793
Bio-Rad Laboratories, Inc., Class A
(a)
...... 22,074 7,912,425
Bio-Techne Corp. ................... 163,824 11,151,500
Bruker Corp. ...................... 102,979 6,415,592
Champions Oncology, Inc.
(a)
............ 9 56
Charles River Laboratories International, Inc.
(a)
(b)
........................... 53,394 10,464,156
ChromaDex Corp.
(a)(b)
................ 81 118
CryoPort, Inc.
(a)(b)
................... 51,524 706,394

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Cytek Biosciences, Inc.
(a)
.............. 96,404 $ 532,150
Danaher Corp. .................... 680,309 168,784,663
Fortrea Holdings, Inc.
(a)
............... 91,940 2,628,565
Illumina, Inc.
(a)
..................... 167,038 22,930,977
IQVIA Holdings, Inc.
(a)
................ 190,398 37,460,806
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 121,537 1,215,370
MaxCyte, Inc.
(a)
.................... 173,133 540,175
Medpace Holdings, Inc.
(a)
............. 24,477 5,926,616
Mesa Laboratories, Inc. .............. 5,155 541,636
Mettler-Toledo International, Inc.
(a)
....... 22,856 25,326,048
Nautilus Biotechnology, Inc.
(a)
........... 129,474 409,138
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 7,100 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 7,100 —
OmniAb, Inc.
(a)(b)
................... 105,747 548,827
Pacific Biosciences of California, Inc.
(a)(b)
... 238,944 1,995,182
PhenomeX, Inc.
(a)
................... 90 90
Quanterix Corp.
(a)
................... 33,614 912,284
Repligen Corp.
(a)(b)
.................. 53,639 8,529,137
Revvity, Inc. ...................... 129,975 14,388,233
SomaLogic, Inc., Class A
(a)(b)
........... 243,135 581,093
Sotera Health Co.
(a)(b)
................ 112,076 1,678,898
Thermo Fisher Scientific, Inc. ........... 399,485 202,207,322
Waters Corp.
(a)
.................... 61,455 16,851,576
West Pharmaceutical Services, Inc. ...... 76,333 28,640,905
637,557,200
Machinery — 2.0%
3D Systems Corp.
(a)(b)
................ 152,631 749,418
AGCO Corp. ...................... 64,038 7,574,415
Alamo Group, Inc. .................. 10,582 1,829,205
Albany International Corp., Class A ....... 35,796 3,088,479
Allison Transmission Holdings, Inc. ....... 86,713 5,121,270
Astec Industries, Inc. ................ 22,494 1,059,692
Barnes Group, Inc. .................. 63,432 2,154,785
Blue Bird Corp.
(a)(b)
.................. 24,071 513,916
Caterpillar, Inc. .................... 527,709 144,064,557
Chart Industries, Inc.
(a)(b)
.............. 43,238 7,312,411
CIRCOR International, Inc.
(a)
........... 22,721 1,266,696
CNH Industrial NV .................. 1,005,286 12,163,961
Columbus McKinnon Corp. ............ 37,050 1,293,415
Crane Co. ........................ 52,086 4,627,320
Cummins, Inc. ..................... 146,190 33,398,567
Deere & Co. ...................... 281,737 106,321,909
Desktop Metal, Inc., Class A
(a)(b)
......... 338,108 493,638
Donaldson Co., Inc. ................. 122,229 7,289,738
Douglas Dynamics, Inc. .............. 26,388 796,390
Dover Corp. ...................... 143,932 20,079,953
Energy Recovery, Inc.
(a)(b)
............. 65,982 1,399,478
Enerpac Tool Group Corp., Class A ....... 58,642 1,549,908
EnPro Industries, Inc. ................ 22,328 2,705,930
Esab Corp. ....................... 61,061 4,287,703
ESCO Technologies, Inc. ............. 27,701 2,893,092
Federal Signal Corp. ................ 64,078 3,827,379
Flowserve Corp. ................... 140,577 5,590,747
Fortive Corp. ...................... 362,475 26,881,146
Franklin Electric Co., Inc. ............. 41,735 3,724,014
Gates Industrial Corp. plc
(a)
............ 164,622 1,911,261
Gorman-Rupp Co. (The) .............. 30,924 1,017,400
Graco, Inc. ....................... 173,880 12,672,374
Greenbrier Cos., Inc. (The) ............ 36,513 1,460,520
Helios Technologies, Inc. .............. 37,056 2,055,867
Hillenbrand, Inc. ................... 74,573 3,155,184
Security
Shares
Shares Value
Machinery (continued)
Hillman Solutions Corp.
(a)(b)
............ 248,634 $ 2,051,230
Hyster-Yale Materials Handling, Inc. ...... 13,783 614,446
IDEX Corp. ....................... 76,618 15,938,076
Illinois Tool Works, Inc. ............... 282,808 65,133,510
Ingersoll Rand, Inc. ................. 415,280 26,461,642
ITT, Inc. ......................... 85,140 8,336,057
John Bean Technologies Corp. .......... 34,398 3,616,606
Kadant, Inc.
(b)
..................... 13,399 3,022,144
Kennametal, Inc. ................... 83,596 2,079,868
Lincoln Electric Holdings, Inc. .......... 59,244 10,769,967
Lindsay Corp. ..................... 13,023 1,532,547
LiqTech International, Inc.
(a)(b)
........... 1,453 5,623
Luxfer Holdings plc ................. 49,281 643,117
Manitowoc Co., Inc. (The)
(a)(b)
........... 45,191 680,125
Markforged Holding Corp.
(a)
............ 117 170
Microvast Holdings, Inc.
(a)(b)
............ 295,356 558,223
Middleby Corp. (The)
(a)
............... 56,087 7,179,136
Miller Industries, Inc. ................ 13,044 511,455
Mueller Industries, Inc. ............... 57,671 4,334,552
Mueller Water Products, Inc., Class A ..... 165,892 2,103,511
Nikola Corp.
(a)(b)
.................... 955,608 1,500,305
Nordson Corp. ..................... 55,204 12,319,877
Omega Flex, Inc.
(b)
.................. 5,308 417,899
Oshkosh Corp. .................... 68,115 6,500,214
Otis Worldwide Corp. ................ 422,389 33,922,061
PACCAR, Inc. ..................... 541,176 46,010,784
Parker-Hannifin Corp. ................ 132,242 51,510,904
Pentair plc ....................... 169,924 11,002,579
Proto Labs, Inc.
(a)(b)
.................. 27,561 727,610
RBC Bearings, Inc.
(a)(b)
............... 30,184 7,066,980
REV Group, Inc. ................... 50,005 800,080
Shyft Group, Inc. (The) ............... 36,721 549,713
Snap-on, Inc. ..................... 54,266 13,841,086
SPX Technologies, Inc.
(a)(b)
............. 46,585 3,792,019
Standex International Corp. ............ 14,411 2,099,539
Stanley Black & Decker, Inc. ........... 159,209 13,306,688
Symbotic, Inc., Class A
(a)(b)
............. 16,463 550,358
Tennant Co. ...................... 19,638 1,456,158
Terex Corp. ....................... 69,532 4,006,434
Timken Co. (The) ................... 67,326 4,947,788
Titan International, Inc.
(a)
.............. 46,041 618,331
Toro Co. (The) ..................... 107,344 8,920,286
Trinity Industries, Inc. ................ 92,252 2,246,336
Wabash National Corp. ............... 49,006 1,035,007
Watts Water Technologies, Inc., Class A .... 27,775 4,800,075
Westinghouse Air Brake Technologies Corp. . 185,213 19,682,586
Xylem, Inc. ....................... 247,502 22,530,107
868,065,547
Marine Transportation — 0.0%
Genco Shipping & Trading Ltd. .......... 51,309 717,813
Kirby Corp.
(a)
...................... 63,324 5,243,227
Matson, Inc. ...................... 36,330 3,223,198
9,184,238
Media — 0.9%
Altice USA, Inc., Class A
(a)(b)
............ 224,467 734,007
AMC Networks, Inc., Class A
(a)
.......... 42,498 500,626
Boston Omaha Corp., Class A
(a)
......... 46,415 760,742
Cable One, Inc. .................... 5,073 3,123,142
Cardlytics, Inc.
(a)(b)
.................. 38,690 638,385
Charter Communications, Inc., Class A
(a)(b)
.. 104,970 46,167,905
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 430,845 680,735
Comcast Corp., Class A .............. 4,259,894 188,883,700
Cumulus Media, Inc., Class A
(a)
......... 45 229

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
Daily Journal Corp.
(a)(b)
............... 3,356 $ 986,664
DISH Network Corp., Class A
(a)(b)
........ 258,722 1,516,111
EW Scripps Co. (The), Class A, NVS
(a)
.... 86,653 474,858
Fox Corp., Class A, NVS .............. 255,297 7,965,266
Fox Corp., Class B .................. 138,269 3,993,209
Gannett Co., Inc.
(a)(b)
................. 186,284 456,396
Gray Television, Inc. ................. 85,408 591,023
iHeartMedia, Inc., Class A
(a)(b)
........... 143,133 452,300
Integral Ad Science Holding Corp.
(a)
...... 50,720 603,061
Interpublic Group of Cos., Inc. (The) ...... 400,822 11,487,559
John Wiley & Sons, Inc., Class A ........ 46,202 1,717,328
Liberty Broadband Corp., Class A
(a)(b)
...... 18,531 1,684,653
Liberty Broadband Corp., Class C, NVS
(a)
.. 117,327 10,714,302
Liberty Media Corp.-Liberty SiriusXM, NVS
(a)
163,174 4,154,410
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(a)
........................ 76,852 1,955,883
Magnite, Inc.
(a)
..................... 129,566 976,928
Mediaco Holding, Inc., Class A
(a)(b)
........ 858 626
National CineMedia, Inc.
(a)(b)
............ 115,211 517,297
New York Times Co. (The), Class A ....... 168,158 6,928,110
News Corp., Class A, NVS ............ 394,394 7,911,544
News Corp., Class B ................ 119,262 2,488,998
Nexstar Media Group, Inc. ............. 34,050 4,881,749
Omnicom Group, Inc. ................ 203,119 15,128,303
Paramount Global, Class B, NVS
(b)
....... 525,422 6,777,944
PubMatic, Inc., Class A
(a)(b)
............. 48,508 586,947
Saga Communications, Inc., Class A ...... 9 193
Scholastic Corp., NVS ............... 31,445 1,199,312
Sinclair, Inc., Class A
(b)
............... 45,310 508,378
Sirius XM Holdings, Inc.
(b)
............. 721,572 3,261,505
Stagwell, Inc., Class A
(a)(b)
............. 114,819 538,501
TechTarget, Inc.
(a)
................... 28,813 874,763
TEGNA, Inc. ...................... 214,319 3,122,628
Thryv Holdings, Inc.
(a)
................ 31,800 596,886
Trade Desk, Inc. (The), Class A
(a)(b)
....... 461,459 36,063,021
Urban One, Inc., Class A
(a)
............. 233 1,170
WideOpenWest, Inc.
(a)(b)
.............. 72,583 555,260
383,162,557
Metals & Mining — 0.5%
5E Advanced Materials, Inc.
(a)
.......... 36 81
Alcoa Corp. ....................... 185,991 5,404,899
Alpha Metallurgical Resources, Inc. ...... 12,148 3,155,200
Arch Resources, Inc., Class A .......... 19,505 3,328,723
ATI, Inc.
(a)(b)
....................... 136,394 5,612,613
Carpenter Technology Corp. ........... 52,963 3,559,643
Century Aluminum Co.
(a)(b)
............. 99,214 713,349
Cleveland-Cliffs, Inc.
(a)
............... 530,375 8,289,761
Coeur Mining, Inc.
(a)(b)
................ 368,715 818,547
Commercial Metals Co. ............... 113,845 5,625,081
Compass Minerals International, Inc. ...... 37,446 1,046,616
Freeport-McMoRan, Inc. .............. 1,494,987 55,748,065
Golden Minerals Co.
(a)
............... 3,703 2,364
Haynes International, Inc. ............. 10,943 509,068
Hecla Mining Co.
(b)
.................. 600,956 2,349,738
Kaiser Aluminum Corp. ............... 19,218 1,446,347
Materion Corp. .................... 22,452 2,288,083
MP Materials Corp., Class A
(a)(b)
......... 158,945 3,035,850
Newmont Corp. .................... 825,205 30,491,325
Nucor Corp. ...................... 255,885 40,007,620
Olympic Steel, Inc. .................. 9,794 550,521
Paramount Gold Nevada Corp.
(a)
........ 153 43
Piedmont Lithium, Inc.
(a)(b)
............. 17,858 708,963
Reliance Steel & Aluminum Co. ......... 59,394 15,574,889
Royal Gold, Inc. .................... 67,589 7,186,738
Security
Shares
Shares Value
Metals & Mining (continued)
Ryerson Holding Corp. ............... 31,449 $ 914,851
Schnitzer Steel Industries, Inc., Class A .... 27,620 769,217
Steel Dynamics, Inc. ................. 158,485 16,992,762
SunCoke Energy, Inc. ................ 101,913 1,034,417
TimkenSteel Corp.
(a)
................. 52,948 1,150,031
United States Steel Corp. ............. 229,766 7,462,800
Warrior Met Coal, Inc. ................ 55,828 2,851,694
Worthington Industries, Inc. ............ 32,597 2,015,147
230,645,046
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
AGNC Investment Corp. .............. 613,093 5,787,598
Annaly Capital Management, Inc. ........ 503,711 9,474,804
Apollo Commercial Real Estate Finance, Inc. 131,882 1,335,965
Arbor Realty Trust, Inc. ............... 190,696 2,894,765
Ares Commercial Real Estate Corp. ...... 55,889 532,063
ARMOUR Residential REIT, Inc. ......... 395,910 1,682,618
Blackstone Mortgage Trust, Inc., Class A ... 160,107 3,482,327
BrightSpire Capital, Inc., Class A ........ 119,454 747,782
Chimera Investment Corp. ............. 262,356 1,432,464
Claros Mortgage Trust, Inc. ............ 125,271 1,388,003
Dynex Capital, Inc. .................. 47,983 572,917
Ellington Financial, Inc. ............... 70,506 879,210
Franklin BSP Realty Trust, Inc. .......... 92,990 1,231,188
Granite Point Mortgage Trust, Inc. ....... 117,998 575,830
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 108,652 2,303,422
Invesco Mortgage Capital, Inc. .......... 59,908 599,679
KKR Real Estate Finance Trust, Inc. ...... 67,354 799,492
Ladder Capital Corp., Class A .......... 116,320 1,193,443
Manhattan Bridge Capital, Inc. .......... 879 4,219
MFA Financial, Inc. .................. 154,386 1,483,649
New York Mortgage Trust, Inc. .......... 95,721 812,671
Orchid Island Capital, Inc. ............. 58,989 501,996
PennyMac Mortgage Investment Trust ..... 89,754 1,112,950
Ready Capital Corp. ................. 165,538 1,673,589
Redwood Trust, Inc. ................. 113,182 806,988
Rithm Capital Corp. ................. 487,670 4,530,454
Starwood Property Trust, Inc. ........... 277,293 5,365,620
TPG RE Finance Trust, Inc. ............ 72,034 484,789
Two Harbors Investment Corp. .......... 110,552 1,463,709
55,154,204
Multi-Utilities — 0.6%
Ameren Corp. ..................... 264,309 19,778,242
Avista Corp. ...................... 69,253 2,241,720
Black Hills Corp. ................... 67,492 3,414,420
CenterPoint Energy, Inc. .............. 651,856 17,502,334
CMS Energy Corp. .................. 296,559 15,750,249
Consolidated Edison, Inc. ............. 356,472 30,489,050
Dominion Energy, Inc. ................ 873,818 39,033,450
DTE Energy Co. ................... 211,361 20,983,920
NiSource, Inc. ..................... 432,170 10,665,956
Northwestern Energy Group, Inc. ........ 61,388 2,950,307
Public Service Enterprise Group, Inc. ..... 515,913 29,360,609
Sempra ......................... 656,100 44,634,483
Unitil Corp. ....................... 22,257 950,596
WEC Energy Group, Inc. .............. 321,707 25,913,499
263,668,835
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc. ...... 163,131 16,329,413
Boston Properties, Inc. ............... 147,573 8,777,642
Brandywine Realty Trust .............. 182,767 829,762
COPT Defense Properties ............. 117,202 2,792,924
Cousins Properties, Inc. .............. 159,318 3,245,308

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Office REITs (continued)
Douglas Emmett, Inc. ................ 171,842 $ 2,192,704
Easterly Government Properties, Inc. ..... 93,799 1,072,123
Equity Commonwealth ............... 112,610 2,068,646
Highwoods Properties, Inc. ............ 110,720 2,281,939
Hudson Pacific Properties, Inc. .......... 156,113 1,038,151
JBG SMITH Properties ............... 99,361 1,436,760
Kilroy Realty Corp. .................. 111,354 3,519,900
Orion Office REIT, Inc. ............... 131,041 682,724
Paramount Group, Inc. ............... 195,144 901,565
Peakstone Realty Trust, Class E, NVS
(b)
... 55,797 928,462
Piedmont Office Realty Trust, Inc., Class A .. 127,597 717,095
Postal Realty Trust, Inc., Class A ........ 47,192 637,092
SL Green Realty Corp.
(b)
.............. 70,750 2,638,975
Vornado Realty Trust ................ 167,452 3,797,811
55,888,996
Oil, Gas & Consumable Fuels — 4.2%
Antero Midstream Corp. .............. 383,696 4,596,678
Antero Resources Corp.
(a)
............. 291,903 7,408,498
APA Corp. ....................... 318,992 13,110,571
Barnwell Industries, Inc. .............. 9 24
Berry Corp. ....................... 79,686 653,425
California Resources Corp. ............ 66,539 3,726,849
Callon Petroleum Co.
(a)(b)
.............. 63,345 2,478,056
Camber Energy, Inc.
(a)
............... 1 —
Centrus Energy Corp., Class A
(a)(b)
....... 14,423 818,650
Cheniere Energy, Inc. ................ 248,980 41,320,721
Chesapeake Energy Corp.
(b)
........... 115,026 9,918,692
Chevron Corp. ..................... 1,834,891 309,399,320
Chord Energy Corp. ................. 41,529 6,730,605
Civitas Resources, Inc. ............... 86,080 6,961,290
Clean Energy Fuels Corp.
(a)(b)
........... 236,243 904,811
CNX Resources Corp.
(a)(b)
............. 174,087 3,930,884
Comstock Resources, Inc. ............. 95,968 1,058,527
ConocoPhillips .................... 1,241,843 148,772,791
CONSOL Energy, Inc. ................ 29,575 3,102,713
Coterra Energy, Inc. ................. 790,231 21,375,749
Crescent Energy, Inc., Class A .......... 89,675 1,133,492
CVR Energy, Inc. ................... 34,107 1,160,661
Delek US Holdings, Inc. .............. 75,213 2,136,801
Denbury, Inc.
(a)
.................... 52,379 5,133,666
Devon Energy Corp. ................. 671,305 32,021,249
Diamondback Energy, Inc. ............. 184,739 28,612,376
Dorian LPG Ltd. .................... 33,923 974,608
DT Midstream, Inc. .................. 101,020 5,345,978
Earthstone Energy, Inc., Class A
(a)(b)
...... 64,734 1,310,216
EOG Resources, Inc. ................ 603,522 76,502,449
EQT Corp.
(b)
...................... 375,083 15,220,868
Equitrans Midstream Corp. ............ 449,354 4,210,447
Excelerate Energy, Inc., Class A
(b)
........ 32,674 556,765
Exxon Mobil Corp. .................. 4,142,457 487,070,094
Gevo, Inc.
(a)(b)
..................... 478,205 569,064
Green Plains, Inc.
(a)(b)
................ 22,860 688,086
Gulfport Energy Corp.
(a)
.............. 11,534 1,368,624
Harvest Natural Resources, Inc., NVS
(a)(d)
... 8,626 —
Hess Corp. ....................... 287,553 43,995,609
HF Sinclair Corp. ................... 148,989 8,481,944
Houston American Energy Corp.
(a)
....... 18 35
International Seaways, Inc. ............ 41,713 1,877,085
Kinder Morgan, Inc. ................. 2,010,381 33,332,117
Kinetik Holdings, Inc., Class A .......... 27,273 920,464
Kosmos Energy Ltd.
(a)
................ 486,335 3,978,220
Magnolia Oil & Gas Corp., Class A ....... 189,132 4,333,014
Marathon Oil Corp. .................. 639,444 17,105,127
Marathon Petroleum Corp. ............ 412,221 62,385,526
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co. .............. 115,664 $ 6,879,695
Murphy Oil Corp. ................... 153,100 6,943,085
New Fortress Energy, Inc., Class A ....... 70,726 2,318,398
NextDecade Corp.
(a)(b)
................ 101,343 518,876
Northern Oil & Gas, Inc. .............. 84,854 3,413,676
Occidental Petroleum Corp. ............ 687,503 44,605,195
ONEOK, Inc. ...................... 592,321 37,570,921
Overseas Shipholding Group, Inc., Class A
(a)(b)
114,654 503,331
Ovintiv, Inc. ....................... 253,903 12,078,166
Par Pacific Holdings, Inc.
(a)
............ 64,492 2,317,843
PBF Energy, Inc., Class A ............. 112,492 6,021,697
Peabody Energy Corp. ............... 120,753 3,138,371
Permian Resources Corp., Class A ....... 271,600 3,791,536
Phillips 66 ........................ 460,190 55,291,829
Pioneer Natural Resources Co. ......... 242,052 55,563,037
Range Resources Corp. .............. 254,095 8,235,219
REX American Resources Corp.
(a)
....... 20,413 831,217
SandRidge Energy, Inc. .............. 25,931 406,079
SilverBow Resources, Inc.
(a)(b)
.......... 19,391 693,616
Sitio Royalties Corp., Class A ........... 81,437 1,971,590
SM Energy Co. .................... 128,398 5,090,981
Southwestern Energy Co.
(a)
............ 1,134,058 7,314,674
Talos Energy, Inc.
(a)(b)
................ 111,684 1,836,085
Targa Resources Corp. ............... 233,147 19,985,361
Tellurian, Inc.
(a)(b)
................... 612,406 710,391
Texas Pacific Land Corp. .............. 6,534 11,915,141
Uranium Energy Corp.
(a)(b)
............. 400,864 2,064,450
US Energy Corp. ................... 18 24
VAALCO Energy, Inc. ................ 143,638 630,571
Valero Energy Corp. ................. 364,295 51,624,244
Vertex Energy, Inc.
(a)(b)
............... 106,519 474,010
Vital Energy, Inc.
(a)(b)
................. 18,346 1,016,735
Vitesse Energy, Inc. ................. 22,308 510,630
W&T Offshore, Inc.
(a)(b)
............... 144,490 632,866
Williams Cos., Inc. (The) .............. 1,262,794 42,543,530
World Kinect Corp. .................. 74,583 1,672,897
1,827,809,406
Paper & Forest Products — 0.0%
Clearwater Paper Corp.
(a)
............. 18,387 666,529
Louisiana-Pacific Corp. ............... 69,297 3,830,045
Mercer International, Inc. .............. 67,694 580,814
Sylvamo Corp. .................... 36,750 1,614,795
6,692,183
Passenger Airlines — 0.2%
Alaska Air Group, Inc.
(a)
............... 133,340 4,944,247
Allegiant Travel Co. ................. 16,818 1,292,632
American Airlines Group, Inc.
(a)(b)
........ 676,777 8,669,513
Delta Air Lines, Inc. ................. 662,526 24,513,462
Frontier Group Holdings, Inc.
(a)(b)
......... 89,300 432,212
Hawaiian Holdings, Inc.
(a)(b)
............ 67,334 426,224
JetBlue Airways Corp.
(a)(b)
............. 335,030 1,541,138
Joby Aviation, Inc., Class A
(a)(b)
.......... 394,511 2,544,596
SkyWest, Inc.
(a)
.................... 47,645 1,998,231
Southwest Airlines Co. ............... 621,026 16,811,174
Spirit Airlines, Inc. .................. 112,277 1,852,571
Sun Country Airlines Holdings, Inc.
(a)
...... 38,897 577,232
United Airlines Holdings, Inc.
(a)
.......... 340,460 14,401,458
Wheels Up Experience, Inc.
(a)(b)
......... 19 39
80,004,729
Personal Care Products — 0.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 108,910 655,638
BellRing Brands, Inc.
(a)
............... 136,978 5,647,603
Coty, Inc., Class A
(a)(b)
................ 377,221 4,138,114

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Personal Care Products (continued)
Edgewell Personal Care Co. ........... 55,857 $ 2,064,475
elf Beauty, Inc.
(a)
................... 56,554 6,211,326
Estee Lauder Cos., Inc. (The), Class A .... 240,274 34,731,607
Herbalife Ltd.
(a)(b)
................... 111,155 1,555,058
Inter Parfums, Inc. .................. 19,808 2,661,007
Kenvue, Inc. ...................... 1,792,454 35,992,476
Mannatech, Inc. .................... 256 2,650
Medifast, Inc. ..................... 12,340 923,649
Natural Alternatives International, Inc.
(a)
.... 880 5,711
Nu Skin Enterprises, Inc., Class A ........ 55,770 1,182,882
Olaplex Holdings, Inc.
(a)
.............. 203,335 396,503
United-Guardian, Inc. ................ 18 136
USANA Health Sciences, Inc.
(a)
......... 18,166 1,064,709
97,233,544
Pharmaceuticals — 3.7%
AcelRx Pharmaceuticals, Inc.
(a)(b)
........ 9 5
Acer Therapeutics, Inc.
(a)(b)
............. 18 15
Aclaris Therapeutics, Inc.
(a)
............ 87,376 598,526
Agile Therapeutics, Inc.
(a)
............. 295 711
Amneal Pharmaceuticals, Inc., Class A
(a)
... 126,591 534,214
Amphastar Pharmaceuticals, Inc.
(a)
....... 39,550 1,818,904
Amylyx Pharmaceuticals, Inc.
(a)
......... 40,894 748,769
ANI Pharmaceuticals, Inc.
(a)
............ 22,905 1,329,864
Arvinas, Inc.
(a)
..................... 66,048 1,297,183
Atea Pharmaceuticals, Inc.
(a)
........... 153,532 460,596
Athira Pharma, Inc.
(a)
................ 45 91
Avenue Therapeutics, Inc.
(a)
............ 513 361
Axsome Therapeutics, Inc.
(a)(b)
.......... 41,462 2,897,779
Aytu BioPharma, Inc.
(a)(b)
.............. 1,266 3,418
Baudax Bio, Inc.
(a)
.................. 2 1
Bristol-Myers Squibb Co. .............. 2,164,428 125,623,401
Cassava Sciences, Inc.
(a)(b)
............ 43,540 724,506
Catalent, Inc.
(a)
.................... 189,133 8,611,225
cbdMD, Inc.
(a)
..................... 3 3
Collegium Pharmaceutical, Inc.
(a)
........ 36,319 811,730
Corcept Therapeutics, Inc.
(a)
........... 98,525 2,684,314
Cumberland Pharmaceuticals, Inc.
(a)
...... 9 17
Cymabay Therapeutics, Inc.
(a)(b)
......... 110,306 1,644,662
Dare Bioscience, Inc.
(a)(b)
.............. 99 46
DMK Pharmaceuticals Corp.
(a)
.......... 795 548
Elanco Animal Health, Inc.
(a)
............ 529,226 5,948,500
Eli Lilly & Co. ..................... 825,306 443,296,612
Eloxx Pharmaceuticals, Inc.
(a)
........... 1,131 5,384
Evoke Pharma, Inc.
(a)
................ 9 12
Evolus, Inc.
(a)(b)
.................... 58,915 538,483
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 36,822 1,206,657
Harrow, Inc.
(a)(b)
.................... 30,146 433,198
Hoth Therapeutics, Inc.
(a)
.............. 1 1
Innoviva, Inc.
(a)(b)
................... 68,432 888,932
Intra-Cellular Therapies, Inc.
(a)
.......... 93,496 4,870,207
Jaguar Health, Inc.
(a)
................. 9 2
Jazz Pharmaceuticals plc
(a)
............ 66,261 8,576,824
Johnson & Johnson ................. 2,491,534 388,056,420
KALA BIO, Inc.
(a)(b)
.................. 9 80
Kiora Pharmaceuticals, Inc.
(a)
........... 1 1
Ligand Pharmaceuticals, Inc.
(a)
.......... 18,999 1,138,420
Lipocine, Inc.
(a)(b)
................... 7 21
Liquidia Corp.
(a)
.................... 68,831 436,389
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 75,519 607,928
Merck & Co., Inc. ................... 2,627,612 270,512,655
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 2 1
NGM Biopharmaceuticals, Inc.
(a)
......... 54 58
NovaBay Pharmaceuticals, Inc.
(a)
........ 20 9
Ocular Therapeutix, Inc.
(a)(b)
............ 126,926 398,548
Security
Shares
Shares Value
Pharmaceuticals (continued)
Ocuphire Pharma, Inc.
(a)(b)
............. 27 $ 90
Onconova Therapeutics, Inc.
(a)
.......... 3 2
Organon & Co. .................... 271,261 4,709,091
Pacira BioSciences, Inc.
(a)
............. 56,162 1,723,050
Perrigo Co. plc .................... 140,554 4,490,700
Pfizer, Inc. ....................... 5,842,513 193,796,156
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 44,251 458,883
Phibro Animal Health Corp., Class A ...... 38,639 493,420
Pliant Therapeutics, Inc.
(a)(b)
............ 61,790 1,071,439
Prestige Consumer Healthcare, Inc.
(a)
..... 55,367 3,166,439
Pulmatrix, Inc.
(a)
.................... 1 2
Revance Therapeutics, Inc.
(a)(b)
.......... 100,298 1,150,418
Royalty Pharma plc, Class A ........... 419,371 11,381,729
RVL Pharmaceuticals plc
(a)
............ 12,604 1,091
Scilex Holding Co., (Acquired 01/06/23 , cost
$526,994)
(a)(b)(f)
.................. 50,286 69,168
SCYNEXIS, Inc.
(a)
.................. 45 103
Seelos Therapeutics, Inc.
(a)(b)
........... 117 21
Sonoma Pharmaceuticals, Inc.
(a)
......... 609 470
Supernus Pharmaceuticals, Inc.
(a)
........ 77,982 2,149,964
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 40,264 715,491
TFF Pharmaceuticals, Inc.
(a)
............ 18,034 6,312
Theravance Biopharma, Inc.
(a)
.......... 79,851 689,114
Titan Pharmaceuticals, Inc.
(a)
........... 60 28
Ventyx Biosciences, Inc.
(a)(b)
............ 52,304 1,816,518
Viatris, Inc. ....................... 1,247,623 12,301,563
WaVe Life Sciences Ltd.
(a)(b)
............ 86,529 497,542
Xeris Biopharma Holdings, Inc.
(a)
........ 219,927 409,064
Zoetis, Inc., Class A ................. 476,023 82,818,482
1,600,622,581
Professional Services — 1.0%
Alight, Inc., Class A
(a)(b)
............... 386,962 2,743,561
ASGN, Inc.
(a)
...................... 49,719 4,061,048
Automatic Data Processing, Inc. ......... 426,165 102,526,776
Barrett Business Services, Inc. .......... 8,964 808,911
Booz Allen Hamilton Holding Corp. ....... 134,971 14,748,281
Broadridge Financial Solutions, Inc. ...... 122,783 21,984,296
CACI International, Inc., Class A
(a)
....... 23,483 7,372,018
CBIZ, Inc.
(a)
....................... 51,346 2,664,857
Ceridian HCM Holding, Inc.
(a)(b)
.......... 163,018 11,060,771
Clarivate plc
(a)(b)
.................... 461,606 3,097,376
Concentrix Corp.
(b)
.................. 43,745 3,504,412
Conduent, Inc.
(a)(b)
.................. 183,565 638,806
CRA International, Inc. ............... 9,210 928,000
CSG Systems International, Inc. ......... 42,724 2,184,051
Dun & Bradstreet Holdings, Inc. ......... 268,190 2,679,218
Equifax, Inc. ...................... 128,010 23,448,872
ExlService Holdings, Inc.
(a)(b)
........... 171,972 4,822,095
Exponent, Inc. ..................... 52,780 4,517,968
First Advantage Corp. ................ 70,028 965,686
Forrester Research, Inc.
(a)
............. 17,569 507,744
Franklin Covey Co.
(a)
................ 17,713 760,242
FTI Consulting, Inc.
(a)(b)
............... 35,446 6,323,921
GEE Group, Inc.
(a)(b)
................. 802 475
Genpact Ltd. ...................... 178,891 6,475,854
Heidrick & Struggles International, Inc. .... 31,069 777,346
Huron Consulting Group, Inc.
(a)
.......... 19,797 2,062,056
ICF International, Inc. ................ 18,577 2,244,287
Insperity, Inc. ...................... 36,400 3,552,640
Jacobs Solutions, Inc. ................ 130,131 17,762,882
KBR, Inc. ........................ 139,628 8,229,674
Kelly Services, Inc., Class A, NVS ....... 46,986 854,675
Kforce, Inc. ....................... 22,615 1,349,211
Korn Ferry ....................... 55,885 2,651,184

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
Legalzoom.com, Inc.
(a)
............... 111,416 $ 1,218,891
Leidos Holdings, Inc. ................ 143,145 13,192,243
ManpowerGroup, Inc. ................ 52,598 3,856,485
Maximus, Inc. ..................... 62,151 4,641,437
NV5 Global, Inc.
(a)
.................. 17,074 1,643,031
Paychex, Inc. ..................... 329,281 37,975,978
Paycom Software, Inc. ............... 51,541 13,363,035
Paycor HCM, Inc.
(a)(b)
................ 74,760 1,706,771
Paylocity Holding Corp.
(a)
............. 45,088 8,192,490
Planet Labs PBC, Class A
(a)(b)
........... 188,236 489,414
Resources Connection, Inc. ............ 36,984 551,432
Robert Half, Inc. ................... 111,363 8,160,681
Science Applications International Corp. ... 55,554 5,863,169
SS&C Technologies Holdings, Inc. ....... 221,463 11,635,666
Sterling Check Corp.
(a)(b)
.............. 40,876 515,855
TransUnion ....................... 200,215 14,373,435
TriNet Group, Inc.
(a)
................. 35,584 4,144,824
TrueBlue, Inc.
(a)
.................... 37,912 556,169
TTEC Holdings, Inc. ................. 34,123 894,705
Upwork, Inc.
(a)
..................... 138,281 1,570,872
Verisk Analytics, Inc. ................. 149,118 35,227,636
Verra Mobility Corp., Class A
(a)(b)
......... 178,020 3,328,974
441,412,387
Real Estate Management & Development — 0.2%
Altisource Portfolio Solutions SA
(a)
....... 18 72
Anywhere Real Estate, Inc.
(a)
........... 117,902 758,110
Avalon GloboCare Corp.
(a)
............. 2,501 1,991
CBRE Group, Inc., Class A
(a)(b)
.......... 319,407 23,591,401
Compass, Inc., Class A
(a)(b)
............ 377,085 1,093,546
Comstock Holding Cos., Inc., Class A
(a)
.... 285 1,339
CoStar Group, Inc.
(a)
................. 424,198 32,616,584
Cushman & Wakefield plc
(a)
............ 163,287 1,244,247
DigitalBridge Group, Inc., Class A
(b)
....... 153,015 2,690,004
Doma Holdings, Inc.
(a)(b)
............... 7 36
eXp World Holdings, Inc.
(b)
............. 79,596 1,292,639
Forestar Group, Inc.
(a)
................ 22,750 612,885
FRP Holdings, Inc.
(a)
................. 8,554 461,659
Howard Hughes Holdings, Inc.
(a)(b)
........ 35,249 2,613,008
InterGroup Corp. (The)
(a)(b)
............. 126 3,846
Jones Lang LaSalle, Inc.
(a)
............. 49,686 7,014,669
JW Mays, Inc.
(a)
.................... 106 5,022
Kennedy-Wilson Holdings, Inc. .......... 137,856 2,031,997
Marcus & Millichap, Inc. .............. 27,097 795,026
Newmark Group, Inc., Class A .......... 163,287 1,049,935
Opendoor Technologies, Inc.
(a)(b)
......... 622,279 1,642,817
RE/MAX Holdings, Inc., Class A ......... 37,761 488,627
Redfin Corp.
(a)(b)
.................... 109,344 769,782
RMR Group, Inc. (The), Class A ......... 21,968 538,655
Seritage Growth Properties, Class A
(a)
..... 57,747 446,962
St. Joe Co. (The) ................... 40,135 2,180,535
Tejon Ranch Co.
(a)
.................. 37,862 614,122
WeWork, Inc.
(a)(b)
................... 45,089 135,718
Zillow Group, Inc., Class A
(a)(b)
.......... 59,768 2,677,009
Zillow Group, Inc., Class C, NVS
(a)(b)
...... 165,119 7,621,893
94,994,136
Residential REITs — 0.4%
ACRE Realty Investors, Inc., NVS
(a)(d)
..... 2,715 —
American Homes 4 Rent, Class A ........ 326,996 11,016,495
Apartment Income REIT Corp. .......... 152,941 4,695,289
Apartment Investment & Management Co.,
Class A
(a)
...................... 155,542 1,057,686
AvalonBay Communities, Inc. .......... 145,440 24,977,866
Camden Property Trust ............... 106,337 10,057,353
Security
Shares
Shares Value
Residential REITs (continued)
Centerspace ...................... 17,504 $ 1,054,791
Elme Communities .................. 89,894 1,226,154
Equity LifeStyle Properties, Inc. ......... 185,894 11,843,307
Equity Residential .................. 355,649 20,880,153
Essex Property Trust, Inc. ............. 66,314 14,064,536
Independence Realty Trust, Inc. ......... 225,924 3,178,751
Invitation Homes, Inc. ................ 598,066 18,952,711
Mid-America Apartment Communities, Inc. .. 117,210 15,079,066
NexPoint Residential Trust, Inc. ......... 29,259 941,555
Sun Communities, Inc. ............... 129,037 15,270,238
UDR, Inc. ........................ 312,107 11,132,857
UMH Properties, Inc. ................ 68,055 954,131
Veris Residential, Inc. ................ 92,532 1,526,778
167,909,717
Retail REITs — 0.3%
Acadia Realty Trust ................. 72,063 1,034,104
Agree Realty Corp. ................. 88,123 4,867,915
Alexander's, Inc. ................... 2,331 424,778
Brixmor Property Group, Inc. ........... 307,251 6,384,676
CBL & Associates Properties, Inc. ........ 35,498 744,748
Federal Realty Investment Trust ......... 76,036 6,891,143
Getty Realty Corp. .................. 44,103 1,222,976
InvenTrust Properties Corp. ............ 66,809 1,590,722
Kimco Realty Corp. ................. 636,768 11,200,749
Kite Realty Group Trust ............... 238,868 5,116,553
Macerich Co. (The) ................. 221,283 2,414,198
NETSTREIT Corp. .................. 72,470 1,129,083
NNN REIT, Inc. .................... 189,916 6,711,631
Phillips Edison & Co., Inc. ............. 119,956 4,023,324
Realty Income Corp. ................. 732,568 36,584,446
Regency Centers Corp. .............. 172,073 10,228,019
Retail Opportunity Investments Corp. ..... 126,560 1,566,813
RPT Realty ....................... 88,337 932,839
Saul Centers, Inc. .................. 23,251 820,063
Simon Property Group, Inc. ............ 339,531 36,679,534
SITE Centers Corp. ................. 190,261 2,345,918
Spirit Realty Capital, Inc. .............. 143,626 4,815,780
Tanger Factory Outlet Centers, Inc. ....... 116,312 2,628,651
Urban Edge Properties ............... 158,416 2,417,428
Wheeler REIT, Inc.
(a)
................. 73 239
Whitestone REIT ................... 90,569 872,179
153,648,509
Semiconductors & Semiconductor Equipment — 6.7%
ACM Research, Inc., Class A
(a)
.......... 53,392 966,662
Advanced Micro Devices, Inc.
(a)
......... 1,672,366 171,952,672
Aehr Test Systems
(a)(b)
................ 28,528 1,303,730
Allegro MicroSystems, Inc.
(a)
........... 75,323 2,405,817
Alpha & Omega Semiconductor Ltd.
(a)
..... 28,040 836,714
Ambarella, Inc.
(a)
................... 40,557 2,150,738
Amkor Technology, Inc. ............... 108,817 2,459,264
Analog Devices, Inc. ................. 517,929 90,684,189
Applied Materials, Inc. ............... 868,193 120,201,321
Axcelis Technologies, Inc.
(a)
............ 33,805 5,511,905
Broadcom, Inc. .................... 427,025 354,678,424
CEVA, Inc.
(a)
...................... 31,223 605,414
Cirrus Logic, Inc.
(a)(b)
................. 56,742 4,196,638
Cohu, Inc.
(a)
...................... 68,973 2,375,430
Credo Technology Group Holding Ltd.
(a)
.... 123,161 1,878,205
Diodes, Inc.
(a)
..................... 48,200 3,800,088
Enphase Energy, Inc.
(a)
............... 142,182 17,083,167
Entegris, Inc.
(b)
.................... 154,858 14,542,715
First Solar, Inc.
(a)
................... 111,208 17,970,101
FormFactor, Inc.
(a)
.................. 82,983 2,899,426

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Ichor Holdings Ltd.
(a)
................. 30,830 $ 954,497
Impinj, Inc.
(a)
...................... 22,112 1,216,823
indie Semiconductor, Inc., Class A
(a)(b)
..... 158,078 995,891
Intel Corp. ....................... 4,334,962 154,107,899
KLA Corp. ........................ 141,126 64,728,851
Kulicke & Soffa Industries, Inc. .......... 58,496 2,844,660
Lam Research Corp. ................ 137,853 86,402,125
Lattice Semiconductor Corp.
(a)(b)
......... 143,434 12,325,284
MACOM Technology Solutions Holdings, Inc.
(a)
54,412 4,438,931
Marvell Technology, Inc. .............. 890,339 48,194,050
MaxLinear, Inc.
(a)
................... 79,525 1,769,431
Meta Materials, Inc.
(a)(b)
............... 432 92
Microchip Technology, Inc. ............. 562,155 43,876,198
Micron Technology, Inc. ............... 1,133,340 77,101,120
MKS Instruments, Inc. ............... 65,893 5,702,380
Monolithic Power Systems, Inc. ......... 49,642 22,934,604
Navitas Semiconductor Corp.
(a)
......... 141,706 984,857
NVE Corp. ....................... 6,476 531,939
NVIDIA Corp. ..................... 2,556,875 1,112,215,056
NXP Semiconductors NV ............. 265,743 53,127,341
ON Semiconductor Corp.
(a)
............ 445,901 41,446,498
Onto Innovation, Inc.
(a)
............... 51,434 6,558,864
PDF Solutions, Inc.
(a)
................ 33,904 1,098,490
Peraso, Inc.
(a)
..................... 293 55
Photronics, Inc.
(a)
................... 74,163 1,498,834
Power Integrations, Inc. .............. 59,193 4,517,018
Qorvo, Inc.
(a)
...................... 100,096 9,556,165
QUALCOMM, Inc. .................. 1,154,321 128,198,890
Rambus, Inc.
(a)
.................... 112,372 6,269,234
Semtech Corp.
(a)
................... 63,762 1,641,872
Silicon Laboratories, Inc.
(a)
............. 33,169 3,843,955
SiTime Corp.
(a)(b)
................... 17,660 2,017,655
Skyworks Solutions, Inc. .............. 164,710 16,238,759
SMART Global Holdings, Inc.
(a)
.......... 50,942 1,240,438
SolarEdge Technologies, Inc.
(a)(b)
........ 58,779 7,612,468
Synaptics, Inc.
(a)(b)
.................. 42,613 3,811,307
Teradyne, Inc.
(b)
.................... 160,898 16,163,813
Texas Instruments, Inc. ............... 936,839 148,966,769
Trio-Tech International
(a)
.............. 311 2,177
Ultra Clean Holdings, Inc.
(a)
............ 46,788 1,388,200
Universal Display Corp. .............. 45,566 7,153,406
Veeco Instruments, Inc.
(a)
............. 71,365 2,006,070
Wolfspeed, Inc.
(a)(b)
.................. 130,532 4,973,269
2,929,158,855
Software — 10.0%
8x8, Inc.
(a)(b)
....................... 178,677 450,266
A10 Networks, Inc. .................. 72,185 1,084,941
ACI Worldwide, Inc.
(a)
................ 119,582 2,697,770
Adeia, Inc. ....................... 109,378 1,168,157
Adobe, Inc.
(a)
...................... 471,591 240,464,251
Agilysys, Inc.
(a)
.................... 20,836 1,378,510
Akerna Corp.
(a)
.................... 605 133
Alarm.com Holdings, Inc.
(a)
............ 51,756 3,164,362
Alkami Technology, Inc.
(a)(b)
............ 53,273 970,634
Altair Engineering, Inc., Class A
(a)(b)
....... 55,980 3,502,109
Alteryx, Inc., Class A
(a)(b)
.............. 64,616 2,435,377
American Software, Inc., Class A ........ 50,920 583,543
Amplitude, Inc., Class A
(a)(b)
............ 99,763 1,154,258
ANSYS, Inc.
(a)
..................... 89,775 26,712,551
Appfolio, Inc., Class A
(a)
.............. 20,609 3,763,822
Appian Corp., Class A
(a)(b)
............. 43,654 1,991,059
AppLovin Corp., Class A
(a)(b)
............ 142,061 5,676,758
Asana, Inc., Class A
(a)(b)
............... 79,893 1,462,841
Aspen Technology, Inc.
(a)
.............. 29,884 6,104,106
Security
Shares
Shares Value
Software (continued)
Atlassian Corp., Class A
(a)(b)
............ 157,660 $ 31,770,067
Aurora Innovation, Inc., Class A
(a)(b)
....... 803,925 1,889,224
Autodesk, Inc.
(a)
.................... 220,109 45,542,753
AvePoint, Inc., Class A
(a)(b)
............. 95,069 638,864
Aware, Inc.
(a)
...................... 18 25
Bentley Systems, Inc., Class B
(b)
......... 239,538 12,015,226
BILL Holdings, Inc.
(a)(b)
................ 101,935 11,067,083
Blackbaud, Inc.
(a)
................... 44,370 3,120,098
BlackLine, Inc.
(a)
................... 52,609 2,918,221
Box, Inc., Class A
(a)
................. 151,231 3,661,303
Braze, Inc., Class A
(a)
................ 51,322 2,398,277
C3.ai, Inc., Class A
(a)(b)
............... 92,355 2,356,900
Cadence Design Systems, Inc.
(a)
........ 279,655 65,523,166
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 215,332 2,874,682
Cerence, Inc.
(a)(b)
................... 44,114 898,602
Cleanspark, Inc.
(a)(b)
................. 190,554 726,011
Clear Secure, Inc., Class A ............ 83,821 1,595,952
Clearwater Analytics Holdings, Inc., Class A
(a)(b)
98,123 1,897,699
CommVault Systems, Inc.
(a)
............ 46,425 3,138,794
Confluent, Inc., Class A
(a)(b)
............ 223,091 6,605,725
Consensus Cloud Solutions, Inc.
(a)
....... 22,471 565,820
CoreCard Corp.
(a)(b)
................. 9 180
Couchbase, Inc.
(a)
.................. 37,319 640,394
Crowdstrike Holdings, Inc., Class A
(a)
...... 232,166 38,859,945
Datadog, Inc., Class A
(a)(b)
............. 311,530 28,377,268
Digimarc Corp.
(a)(b)
.................. 20,066 651,944
Digital Turbine, Inc.
(a)(b)
............... 91,648 554,470
DocuSign, Inc.
(a)
................... 209,638 8,804,796
Dolby Laboratories, Inc., Class A ........ 60,361 4,784,213
Domo, Inc., Class B
(a)(b)
............... 45,931 450,583
DoubleVerify Holdings, Inc.
(a)(b)
.......... 131,558 3,677,046
Dropbox, Inc., Class A
(a)(b)
............. 268,843 7,320,595
Dynatrace, Inc.
(a)
................... 249,581 11,662,920
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 205,259 931,876
Elastic NV
(a)
...................... 82,201 6,678,009
EngageSmart, Inc.
(a)
................. 52,182 938,754
Envestnet, Inc.
(a)
................... 47,342 2,084,468
Everbridge, Inc.
(a)
................... 49,954 1,119,969
Fair Isaac Corp.
(a)
................... 25,515 22,160,543
Five9, Inc.
(a)
...................... 76,304 4,906,347
Fortinet, Inc.
(a)
..................... 673,510 39,521,567
Freshworks, Inc., Class A
(a)
............ 166,000 3,306,720
Gen Digital, Inc. .................... 586,359 10,366,827
Gitlab, Inc., Class A
(a)(b)
............... 84,135 3,804,585
Greenidge Generation Holdings, Inc.
(a)
..... 687 2,810
Guidewire Software, Inc.
(a)(b)
............ 83,625 7,526,250
HashiCorp, Inc., Class A
(a)
............. 109,823 2,507,259
HubSpot, Inc.
(a)
.................... 51,583 25,404,627
Informatica, Inc., Class A
(a)(b)
........... 41,128 866,567
Instructure Holdings, Inc.
(a)(b)
........... 20,914 531,216
Intapp, Inc.
(a)(b)
..................... 28,835 966,549
InterDigital, Inc. .................... 28,547 2,290,611
Intuit, Inc. ........................ 289,881 148,111,798
Inuvo, Inc.
(a)(b)
..................... 19,435 4,159
Issuer Direct Corp.
(a)
................. 318 5,978
Jamf Holding Corp.
(a)(b)
............... 74,390 1,313,727
LivePerson, Inc.
(a)(b)
................. 116,592 453,543
LiveRamp Holdings, Inc.
(a)
............. 67,954 1,959,793
Manhattan Associates, Inc.
(a)
........... 63,940 12,638,380
Marathon Digital Holdings, Inc.
(a)(b)
....... 177,735 1,510,748
Marin Software, Inc.
(a)
................ 3,737 1,588
Matterport, Inc., Class A
(a)(b)
............ 490,043 1,063,393
MeridianLink, Inc.
(a)
................. 35,258 601,501
Microsoft Corp. .................... 7,690,079 2,428,142,444
MicroStrategy, Inc., Class A
(a)(b)
.......... 12,710 4,172,439

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Mitek Systems, Inc.
(a)(b)
............... 66,791 $ 716,000
Model N, Inc.
(a)(b)
................... 34,469 841,388
N-able, Inc.
(a)
...................... 72,259 932,141
nCino, Inc.
(a)(b)
..................... 68,332 2,172,958
NCR Corp.
(a)
...................... 147,469 3,977,239
New Relic, Inc.
(a)
................... 57,326 4,908,252
Nutanix, Inc., Class A
(a)
............... 246,771 8,607,372
Oblong, Inc.
(a)
..................... 75 32
Olo, Inc., Class A
(a)
.................. 137,263 831,814
ON24, Inc. ....................... 90,883 575,289
OneSpan, Inc.
(a)
.................... 48,448 520,816
Oracle Corp. ...................... 1,627,672 172,403,018
PagerDuty, Inc.
(a)(b)
.................. 103,838 2,335,317
Palantir Technologies, Inc., Class A
(a)(b)
.... 1,985,584 31,769,344
Palo Alto Networks, Inc.
(a)(b)
............ 315,993 74,081,399
Pegasystems, Inc.
(b)
................. 44,080 1,913,513
PowerSchool Holdings, Inc., Class A
(a)(b)
... 59,229 1,342,129
Procore Technologies, Inc.
(a)(b)
.......... 93,151 6,084,623
Progress Software Corp. .............. 42,842 2,252,632
PROS Holdings, Inc.
(a)(b)
.............. 45,421 1,572,475
PTC, Inc.
(a)
....................... 122,265 17,322,505
Q2 Holdings, Inc.
(a)(b)
................. 64,730 2,088,837
Qualys, Inc.
(a)
..................... 37,599 5,735,727
Rapid7, Inc.
(a)(b)
.................... 65,468 2,997,125
Red Violet, Inc.
(a)
................... 23,832 476,878
Rekor Systems, Inc.
(a)(b)
............... 54 152
Remark Holdings, Inc.
(a)(b)
............. 5,339 2,662
RingCentral, Inc., Class A
(a)(b)
........... 93,681 2,775,768
Riot Platforms, Inc.
(a)(b)
............... 194,353 1,813,313
Roper Technologies, Inc. .............. 109,551 53,053,358
Salesforce, Inc.
(a)
................... 1,007,798 204,361,278
Samsara, Inc., Class A
(a)(b)
............. 159,621 4,024,045
SEMrush Holdings, Inc., Class A
(a)
....... 53,307 453,110
SentinelOne, Inc., Class A
(a)
............ 245,555 4,140,057
ServiceNow, Inc.
(a)
.................. 210,847 117,855,039
Smartsheet, Inc., Class A
(a)
............ 138,718 5,612,530
SolarWinds Corp.
(a)
................. 61,009 575,925
SoundHound AI, Inc., Class A
(a)(b)
........ 284,686 572,219
Splunk, Inc.
(a)
..................... 158,473 23,176,676
Sprinklr, Inc., Class A
(a)(b)
.............. 116,909 1,618,021
Sprout Social, Inc., Class A
(a)(b)
.......... 50,951 2,541,436
SPS Commerce, Inc.
(a)
............... 36,800 6,278,448
SRAX, Inc., NVS
(a)(b)
................. 10,903 654
Synopsys, Inc.
(a)
................... 156,948 72,034,424
Tenable Holdings, Inc.
(a)(b)
............. 119,971 5,374,701
Teradata Corp.
(a)
................... 106,737 4,805,300
Tyler Technologies, Inc.
(a)
............. 43,711 16,878,566
UiPath, Inc., Class A
(a)(b)
.............. 423,317 7,242,954
Unity Software, Inc.
(a)(b)
............... 253,438 7,955,419
Varonis Systems, Inc.
(a)
............... 114,826 3,506,786
Verb Technology Co., Inc.
(a)
............ 3,053 2,138
Verint Systems, Inc.
(a)
................ 78,806 1,811,750
Vertex, Inc., Class A
(a)(b)
............... 45,088 1,041,533
Viant Technology, Inc., Class A
(a)
......... 18 101
VMware, Inc., Class A
(a)
.............. 226,679 37,737,520
Workday, Inc., Class A
(a)
.............. 212,169 45,584,510
Workiva, Inc., Class A
(a)(b)
............. 48,391 4,903,944
Xperi, Inc.
(a)(b)
..................... 76,786 757,110
Yext, Inc.
(a)(b)
...................... 116,187 735,464
Zeta Global Holdings Corp., Class A
(a)
..... 178,209 1,488,045
Zoom Video Communications, Inc., Class A
(a)
263,278 18,413,663
Zscaler, Inc.
(a)(b)
.................... 91,452 14,229,017
Zuora, Inc., Class A
(a)
................ 135,492 1,116,454
4,368,582,252
Security
Shares
Shares Value
Specialized REITs — 1.0%
American Tower Corp. ............... 482,252 $ 79,306,341
Crown Castle, Inc. .................. 450,676 41,475,712
CubeSmart ....................... 231,625 8,831,861
Digital Realty Trust, Inc. .............. 313,140 37,896,203
EPR Properties .................... 83,421 3,465,308
Equinix, Inc. ...................... 96,863 70,347,722
Extra Space Storage, Inc. ............. 217,350 26,425,413
Farmland Partners, Inc. .............. 71,946 738,166
Four Corners Property Trust, Inc. ........ 99,538 2,208,748
Gaming & Leisure Properties, Inc. ....... 270,261 12,310,389
Gladstone Land Corp. ............... 46,510 661,837
Iron Mountain, Inc. .................. 298,710 17,758,310
Lamar Advertising Co., Class A ......... 88,908 7,421,151
National Storage Affiliates Trust ......... 86,039 2,730,878
Outfront Media, Inc. ................. 147,823 1,493,012
PotlatchDeltic Corp. ................. 83,125 3,773,044
Power REIT
(a)
..................... 239 277
Public Storage ..................... 161,887 42,660,462
Rayonier, Inc. ..................... 140,715 4,004,749
Safehold, Inc.
(b)
.................... 61,951 1,102,728
SBA Communications Corp. ........... 111,912 22,401,425
Uniti Group, Inc. ................... 266,306 1,256,964
VICI Properties, Inc. ................. 1,038,286 30,214,123
Weyerhaeuser Co. .................. 761,301 23,341,489
441,826,312
Specialty Retail — 2.1%
Abercrombie & Fitch Co., Class A
(a)
....... 55,153 3,108,975
Academy Sports & Outdoors, Inc.
(b)
....... 78,088 3,691,220
Advance Auto Parts, Inc. .............. 60,960 3,409,493
American Eagle Outfitters, Inc. .......... 196,396 3,262,138
America's Car-Mart, Inc.
(a)(b)
............ 7,251 659,768
Arhaus, Inc., Class A
(a)(b)
.............. 50,751 471,984
Arko Corp. ....................... 86,829 620,827
Asbury Automotive Group, Inc.
(a)(b)
........ 21,358 4,913,835
AutoNation, Inc.
(a)(b)
................. 27,805 4,209,677
AutoZone, Inc.
(a)
................... 18,763 47,657,832
Bath & Body Works, Inc. .............. 236,747 8,002,049
Best Buy Co., Inc. .................. 201,360 13,988,479
Boot Barn Holdings, Inc.
(a)(b)
............ 30,497 2,476,051
Buckle, Inc. (The) .................. 32,193 1,074,924
Build-A-Bear Workshop, Inc. ........... 15,743 463,002
Burlington Stores, Inc.
(a)
.............. 67,534 9,137,350
Caleres, Inc. ...................... 39,120 1,125,091
Camping World Holdings, Inc., Class A .... 53,830 1,098,670
CarMax, Inc.
(a)(b)
.................... 163,749 11,581,967
Carvana Co., Class A
(a)(b)
.............. 103,876 4,360,714
Chewy, Inc., Class A
(a)(b)
.............. 127,390 2,326,141
Chico's FAS, Inc.
(a)
.................. 136,887 1,023,915
Children's Place, Inc. (The)
(a)
........... 18,422 497,947
Conn's, Inc.
(a)
..................... 27 107
Designer Brands, Inc., Class A .......... 56,588 716,404
Dick's Sporting Goods, Inc. ............ 65,392 7,100,263
EVgo, Inc., Class A
(a)(b)
............... 138,489 468,093
Five Below, Inc.
(a)(b)
.................. 58,299 9,380,309
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 109,937 9,949,298
Foot Locker, Inc. ................... 81,180 1,408,473
GameStop Corp., Class A
(a)(b)
........... 285,758 4,703,577
Gap, Inc. (The) .................... 223,124 2,371,808
Genesco, Inc.
(a)(b)
................... 15,691 483,597
GNC Holdings, Inc., NVS
(a)(d)
........... 83,651 1
Group 1 Automotive, Inc.
(b)
............. 15,053 4,044,892
Guess?, Inc. ...................... 38,390 830,760
Haverty Furniture Cos., Inc. ............ 16,931 487,274
Hibbett, Inc. ...................... 16,727 794,700

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Home Depot, Inc. (The) .............. 1,039,482 $ 314,089,881
Kirkland's, Inc.
(a)(b)
.................. 18 31
Leslie's, Inc.
(a)(b)
.................... 205,133 1,161,053
Lithia Motors, Inc. .................. 28,856 8,522,042
Lowe's Cos., Inc. ................... 606,218 125,996,349
MarineMax, Inc.
(a)
................... 26,400 866,448
Monro, Inc. ....................... 36,161 1,004,191
Murphy USA, Inc.
(b)
................. 19,443 6,644,256
National Vision Holdings, Inc.
(a)
......... 82,951 1,342,147
ODP Corp. (The)
(a)
.................. 41,712 1,925,009
O'Reilly Automotive, Inc.
(a)
............. 62,045 56,390,219
Overstock.com, Inc.
(a)(b)
............... 46,416 734,301
Penske Automotive Group, Inc.
(b)
........ 20,662 3,451,794
Petco Health & Wellness Co., Inc.
(a)(b)
..... 136,415 557,937
PetMed Express, Inc. ................ 67,259 689,405
Revolve Group, Inc., Class A
(a)(b)
......... 40,626 552,920
RH
(a)(b)
.......................... 16,482 4,357,181
Ross Stores, Inc. ................... 355,356 40,137,460
Sally Beauty Holdings, Inc.
(a)(b)
.......... 109,986 921,683
Shift Technologies, Inc.
(a)(b)
............. 18 29
Shoe Carnival, Inc. .................. 25,486 612,429
Signet Jewelers Ltd.
(b)
................ 47,662 3,422,608
Sleep Number Corp.
(a)(b)
.............. 25,013 615,070
Sonic Automotive, Inc., Class A ......... 17,260 824,338
Stitch Fix, Inc., Class A
(a)(b)
............. 144,044 496,952
TJX Cos., Inc. (The) ................. 1,188,693 105,651,034
Tractor Supply Co. .................. 112,979 22,940,386
Ulta Beauty, Inc.
(a)
.................. 51,922 20,740,243
Upbound Group, Inc. ................ 54,231 1,597,103
Urban Outfitters, Inc.
(a)
............... 63,108 2,063,000
Valvoline, Inc.
(b)
.................... 144,196 4,648,879
Victoria's Secret & Co.
(a)(b)
............. 87,932 1,466,706
Warby Parker, Inc., Class A
(a)(b)
.......... 97,441 1,282,324
Wayfair, Inc., Class A
(a)(b)
.............. 94,837 5,744,277
Williams-Sonoma, Inc. ............... 66,290 10,301,466
Winmark Corp. .................... 2,925 1,091,405
Xcel Brands, Inc.
(a)
.................. 315 343
Zumiez, Inc.
(a)
..................... 28,171 501,444
925,245,948
Technology Hardware, Storage & Peripherals — 6.3%
Apple, Inc. ....................... 15,215,080 2,604,973,847
Avid Technology, Inc.
(a)
............... 40,008 1,075,015
Corsair Gaming, Inc.
(a)(b)
.............. 45,108 655,419
Dell Technologies, Inc., Class C ......... 261,672 18,029,201
Hewlett Packard Enterprise Co. ......... 1,342,896 23,326,104
HP, Inc. ......................... 897,382 23,062,717
IonQ, Inc.
(a)(b)
...................... 179,329 2,668,415
NetApp, Inc. ...................... 218,764 16,599,812
Pure Storage, Inc., Class A
(a)
........... 301,048 10,723,330
Quantum Corp.
(a)
................... 108 66
Seagate Technology Holdings plc ........ 200,948 13,252,521
Super Micro Computer, Inc.
(a)(b)
.......... 47,175 12,936,328
Western Digital Corp.
(a)
............... 336,530 15,355,864
Xerox Holdings Corp. ................ 120,537 1,891,226
2,744,549,865
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(a)
................ 121,752 6,405,373
Carter's, Inc. ...................... 40,640 2,810,256
Columbia Sportswear Co. ............. 37,829 2,803,129
Crocs, Inc.
(a)
...................... 63,675 5,618,045
Culp, Inc.
(a)
....................... 13 72
Deckers Outdoor Corp.
(a)
.............. 26,488 13,617,216
Figs, Inc., Class A
(a)(b)
................ 135,413 798,937
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
G-III Apparel Group Ltd.
(a)(b)
............ 37,653 $ 938,313
Hanesbrands, Inc. .................. 370,928 1,468,875
Jerash Holdings US, Inc. .............. 1,955 5,885
Kontoor Brands, Inc. ................. 52,065 2,286,174
Levi Strauss & Co., Class A ............ 99,578 1,352,269
Lululemon Athletica, Inc.
(a)
............. 119,899 46,234,253
Movado Group, Inc. ................. 21,042 575,499
NIKE, Inc., Class B ................. 1,268,389 121,283,356
Oxford Industries, Inc. ............... 16,152 1,552,692
PVH Corp. ....................... 66,199 5,064,885
Ralph Lauren Corp., Class A ........... 42,357 4,917,224
Skechers USA, Inc., Class A
(a)
.......... 139,957 6,850,895
Steven Madden Ltd. ................. 77,382 2,458,426
Tapestry, Inc. ...................... 239,883 6,896,636
Under Armour, Inc., Class A
(a)(b)
......... 194,499 1,332,318
Under Armour, Inc., Class C, NVS
(a)
...... 201,228 1,283,835
VF Corp. ........................ 352,419 6,227,244
Vince Holding Corp.
(a)
................ 896 1,405
Wolverine World Wide, Inc. ............ 84,777 683,303
243,466,515
Tobacco — 0.5%
22nd Century Group, Inc.
(a)(b)
........... 135,912 132,895
Altria Group, Inc. ................... 1,838,263 77,298,959
Philip Morris International, Inc. .......... 1,604,325 148,528,408
Turning Point Brands, Inc. ............. 24,584 567,645
Universal Corp. .................... 25,369 1,197,670
Vector Group Ltd. .................. 143,187 1,523,510
229,249,087
Trading Companies & Distributors — 0.5%
Air Lease Corp., Class A .............. 110,469 4,353,583
Alta Equipment Group, Inc., Class A ...... 43,903 529,470
Applied Industrial Technologies, Inc. ...... 39,690 6,136,471
Beacon Roofing Supply, Inc.
(a)
.......... 56,791 4,382,561
BlueLinx Holdings, Inc.
(a)(b)
............. 8,946 734,377
Boise Cascade Co. ................. 40,457 4,168,689
Core & Main, Inc., Class A
(a)(b)
.......... 100,699 2,905,166
Custom Truck One Source, Inc.
(a)(b)
....... 100,725 624,495
Distribution Solutions Group, Inc.
(a)
....... 17,554 456,404
DXP Enterprises, Inc.
(a)
............... 17,881 624,762
Fastenal Co. ...................... 589,377 32,203,559
Ferguson plc ...................... 210,706 34,654,816
FTAI Aviation Ltd. ................... 101,714 3,615,933
GATX Corp. ...................... 37,113 4,039,008
Global Industrial Co. ................. 18,767 628,695
GMS, Inc.
(a)
....................... 43,224 2,765,039
H&E Equipment Services, Inc. .......... 34,741 1,500,464
Herc Holdings, Inc. .................. 30,160 3,587,230
Hudson Technologies, Inc.
(a)(b)
.......... 50,709 674,430
McGrath RentCorp .................. 28,271 2,833,885
MRC Global, Inc.
(a)
.................. 85,562 877,011
MSC Industrial Direct Co., Inc., Class A .... 49,133 4,822,404
NOW, Inc.
(a)
...................... 110,388 1,310,306
Rush Enterprises, Inc., Class A ......... 54,049 2,206,821
Rush Enterprises, Inc., Class B ......... 22,332 1,011,416
SiteOne Landscape Supply, Inc.
(a)(b)
....... 46,531 7,605,492
Titan Machinery, Inc.
(a)
............... 25,298 672,421
Transcat, Inc.
(a)(b)
................... 8,983 880,065
United Rentals, Inc. ................. 70,460 31,324,402
Veritiv Corp. ...................... 15,175 2,563,057
Watsco, Inc. ...................... 34,624 13,078,177
WESCO International, Inc. ............. 46,545 6,694,102
WW Grainger, Inc. .................. 45,785 31,675,894

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Xometry, Inc., Class A
(a)(b)
............. 47,715 $ 810,201
216,950,806
Water Utilities — 0.1%
American States Water Co. ............ 37,900 2,981,972
American Water Works Co., Inc. ......... 201,898 25,001,029
Artesian Resources Corp., Class A, NVS ... 14,154 594,327
California Water Service Group ......... 61,057 2,888,607
Consolidated Water Co. Ltd. ........... 14,729 418,893
Essential Utilities, Inc. ................ 251,103 8,620,366
Middlesex Water Co. ................ 19,254 1,275,578
SJW Group ....................... 29,340 1,763,627
York Water Co. (The) ................ 21,509 806,372
44,350,771
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
..................... 71,508 853,090
Shenandoah Telecommunications Co. ..... 48,827 1,006,325
Telephone & Data Systems, Inc. ......... 108,889 1,993,758
T-Mobile US, Inc.
(a)
.................. 534,179 74,811,769
United States Cellular Corp.
(a)
.......... 14,762 634,323
79,299,265
Total Common Stocks — 99.7%
(Cost: $35,311,068,303) ........................... 43,428,675,015
Rights
Biotechnology — 0.0%
(a)
Aeglea BioTherapeutics, Inc., CVR ....... 33,740 506
Catalyst Biosciences, Inc., CVR
(b)(d)
....... 7,839 —
Contra Aduro Biotech I, CVR
(d)
.......... 4,142 10,517
Contra Miragen Therape, CVR
(d)
......... 119 —
Dianthus Therapeutics, Inc., CVR ........ 19,942 977
Disc Medicine, Inc., CVR
(b)(d)
........... 47,740 —
Oncternal Therapeutics, Inc., CVR
(b)(d)
..... 722 740
Qualigen Therapeutics, Inc., CVR
(b)(d)
..... 14,465 978
Sting Agonist, CVR
(d)
................ 11,084 3,768
Sting Antagonist, CVR
(d)
.............. 11,084 4,434
21,920
Chemicals — 0.0%
Ikonics Corp., CVR
(a)
................ 237 156
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(a)(d)
........ 2,058 5,092
Financial Services — 0.0%
Contra Costa County Board of Education,
CVR
(a)(d)
....................... 266 37
Pharmaceuticals — 0.0%
(a)
Contra CVR Bioblast PH, CVR
(b)(d)
........ 167,980 2
Contra Spectrum Pharmaals, Inc., CVR
(d)
... 146,012 10,330
Contran Corp., CVR
(b)
................ 97 3
Seelos Therapeutics, Inc., CVR
(d)
........ 43 23
10,358
Total Rights — 0.0%
(Cost: $14,271) ................................ 37,563
Security
Shares
Shares Value
Warrants
Biotechnology — 0.0%
Salarius Pharmaceuticals, Inc. (Issued/
Exercisable 07/02/21, 1 Share for 1 Warrant,
Expires 01/20/25, Strike Price USD 15.17)
(a)
(b)
........................... 19,965 $ —
Total Warrants — 0.0%
(Cost: $—) .................................... —
Total Long-Term Investments — 99.7%
(Cost: $35,311,082,574) ........................... 43,428,712,578
Short-Term Securities
Money Market Funds — 2.7%
(e)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 877,707,647 878,058,730
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 274,898,510 274,898,510
Total Short-Term Securities — 2.7%
(Cost: $1,152,325,630) ........................... 1,152,957,240
Total Investments — 102.4%
(Cost: $36,463,408,204 ) ........................... 44,581,669,818
Liabilities in Excess of Other Assets — (2.4)% ............ (1,040,037,142)
Net Assets — 100.0% ..............................
$ 43,541,632,676
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Affiliate of the Fund.
(f)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $69,170, representing less than 0.05% of its net assets as of period end, and an original cost of $526,996.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
Schedules of Investments
39
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,047,232,697 $ — $ (169,253,620)
(a)
$ 41,073 $ 38,580 $ 878,058,730 877,707,647 $ 5,454,395
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 84,512,098 190,386,412
(a)
— — — 274,898,510 274,898,510 2,169,078 —
BlackRock, Inc. ............ 101,971,881 2,737,935 (7,628,997) (1,693,266) (1,382,735) 94,004,818 145,408 1,539,965 —
$ (1,652,193) $ (1,344,155) $ 1,246,962,058 $ 9,163,438 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 440 12/15/23 $ 95,161 $ (3,331,804)
S&P Midcap 400 E-Mini Index ................................................. 36 12/15/23 9,073 (254,001)
$ (3,585,805)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 3,585,805 $ — $ — $ — $ 3,585,805
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 12,393,744 $ — $ — $ — $ 12,393,744
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (9,376,149) $ — $ — $ — $ (9,376,149)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Core S&P Total U.S. Stock Market ETF
40
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 109,970,155
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 43,428,605,189 $ 69,824 $ 2 $ 43,428,675,015
Rights ................................................ — 1,642 35,921 37,563
Warrants .............................................. — — — —
Short-Term Securities
Money Market Funds ...................................... 1,152,957,240 — — 1,152,957,240
$ 44,581,562,429 $ 71,466 $ 35,923 $ 44,581,669,818
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (3,585,805) $ — $ — $ (3,585,805)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2023
41
Financial Statements
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
........................................................................ $ 339,007,507,897 $ 43,334,707,760
Investments, at value — affiliated
(c)
........................................................................... 5,541,006,631 1,246,962,058
Cash   .............................................................................................. — 4,811,652
Cash pledged:
Futures contracts ..................................................................................... 41,617,000 5,117,790
Receivables: – –
Securities lending income — affiliated ....................................................................... 386,669 510,409
Capital shares sold .................................................................................... 2,635,080 1,386,524
Dividends — unaffiliated ................................................................................ 227,105,263 30,214,582
Dividends — affiliated .................................................................................. 3,386,928 418,741
Total assets ..........................................................................................
344,823,645,468 44,624,129,516
LIABILITIES
Bank overdraft ......................................................................................... 82,424 —
Collateral on securities loaned .............................................................................. 2,584,445,285 877,832,822
Payables: – –
Income dividend distributions ............................................................................. 1,543,082,455 203,398,859
Investment advisory fees ................................................................................ 8,570,944 1,100,358
Variation margin on futures contracts ........................................................................ 2,245,648 164,801
Total liabilities .........................................................................................
4,138,426,756 1,082,496,840
Commitments and contingent liabilities — —
NET ASSETS .........................................................................................
$ 340,685,218,712 $ 43,541,632,676
NET ASSETS CONSIST OF:
Paid-in capital ......................................................................................... $ 321,888,707,483 $ 36,466,641,708
Accumulated earnings ................................................................................... 18,796,511,229 7,074,990,968
NET ASSETS .........................................................................................
$ 340,685,218,712 $ 43,541,632,676
NET ASSET VALUE
Shares outstanding .....................................................................................
793,800,000 462,200,000
Net asset value ........................................................................................
$ 429.18 $ 94.21
Shares authorized ......................................................................................
Unlimited Unlimited
Par value ............................................................................................
None None
(a)
  Investments, at cost — unaffiliated ......................................................................... $ 321,363,856,985 $ 35,229,445,846
(b)
  Securities loaned, at value ............................................................................... $ 2,529,862,169 $ 852,693,583
(c)
  Investments, at cost — affiliated ........................................................................... $ 5,583,397,160 $ 1,233,962,358

Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
42
See notes to financial statements.
iShares Core
S&P 500 ETF
iShares Core
S&P Total U.S.
Stock Market
ETF
INVESTMENT INCOME – –
Dividends — unaffiliated ................................................................................ $ 2,601,558,931 $ 336,407,133
Dividends — affiliated .................................................................................. 29,249,591 3,709,043
Interest — unaffiliated .................................................................................. 1,116,599 160,952
Securities lending income — affiliated — net .................................................................. 3,135,662 5,454,395
Foreign taxes withheld ................................................................................. (722,222) (102,394)
Total investment income ..................................................................................
2,634,338,561 345,629,129
EXPENSES
Investment advisory ................................................................................... 49,511,984 6,537,940
Total expenses ........................................................................................
49,511,984 6,537,940
Net investment income ...................................................................................
2,584,826,577 339,091,189
REALIZED AND UNREALIZED GAIN (LOSS) $ 12,383,741,917 $ 1,652,722,863
Net realized gain (loss) from:
Investments — unaffiliated ............................................................................ (837,927,693) (318,717,390)
Investments — affiliated .............................................................................. (20,317,219) (1,884,002)
Foreign currency transactions .......................................................................... 65,787 7,114
Futures contracts ................................................................................... 95,737,447 12,393,744
In-kind redemptions — unaffiliated
(a)
...................................................................... 10,709,964,061 115,735,260
In-kind redemptions — affiliated
(a)
........................................................................ 21,435,530 231,809
9,968,957,913 (192,233,465)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................................ 2,517,504,026 1,855,676,632
Investments — affiliated .............................................................................. (32,141,005) (1,344,155)
Futures contracts ................................................................................... (70,579,018) (9,376,149)
2,414,784,003 1,844,956,328
Net realized and unrealized gain ............................................................................
12,383,741,916 1,652,722,863
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...................................................
$ 14,968,568,493 $ 1,991,814,052
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
43
Financial Statements
See notes to financial statements.
iShares Core S&P 500 ETF iShares Core S&P Total U.S. Stock Market ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 2,584,826,577 $ 4,950,343,117 $ 339,091,189 $ 662,684,610
Net realized gain (loss) ............................................ 9,968,957,913 19,401,982,816 (192,233,465) 2,688,837,892
Net change in unrealized appreciation (depreciation) ........................ 2,414,784,003 (49,592,599,433) 1,844,956,328 (7,151,239,861)
Net increase (decrease) in net assets resulting from operations ...................
14,968,568,493 (25,240,273,500) 1,991,814,052 (3,799,717,359)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(2,533,021,159) (4,916,354,006) (332,874,020) (664,521,474)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................
22,594,125,891 2,846,350,227 689,223,073 915,103,627
NET ASSETS
Total increase (decrease) in net assets ................................... 35,029,673,225 (27,310,277,279) 2,348,163,105 (3,549,135,206)
Beginning of period ................................................
305,655,545,487 332,965,822,766 41,193,469,571 44,742,604,777
End of period ....................................................
$ 340,685,218,712 $ 305,655,545,487 $ 43,541,632,676 $ 41,193,469,571
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
44
iShares Core S&P 500 ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 411.24  $ 453.38  $ 397.36  $ 258.44  $ 284.57  $ 265.21
Net investment income
(a)
........................
3.40  6.66  5.98  5.60  5.90  5.38
Net realized and unrealized gain (loss)
(b)
..............
17.87  (42.24) 55.94  139.01  (25.20) 19.43
Net increase (decrease) from investment operations ....... 21.27  (35.58) 61.92  144.61  (19.30) 24.81
Distributions from net investment income
(c)
.............. (3.33) (6.56) (5.90) (5.69) (6.83) (5.45)
Net asset value, end of period ..................... $ 429.18  $ 411.24  $ 453.38  $ 397.36  $ 258.44  $ 284.57
Total Return
(d)
— — — — — —
Based on net asset value ......................... 5.18%
(e)
(7.76)% 15.61% 56.31% (7.01)% 9.46%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.03%
(g)
0.03% 0.03% 0.03% 0.04% 0.04%
Net investment income ...........................
1.57%
(g)
1.67% 1.35% 1.64% 1.96% 1.95%
Supplemental Data
Net assets, end of period (000) ..................... $ 340,685,219  $ 305,655,545  $ 332,965,823  $ 261,940,015  $ 162,018,956  $ 169,347,166
Portfolio turnover rate
(h)
........................... 2% 3% 3% 5% 4% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
45
Financial Highlights
iShares Core S&P Total U.S. Stock Market ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 90.56  $ 100.92  $ 91.51  $ 57.19  $ 64.40  $ 60.42
Net investment income
(a)
........................
0.75  1.43  1.29  1.20  1.27  1.19
Net realized and unrealized gain (loss)
(b)
..............
3.63  (10.35) 9.41  34.37  (7.09) 4.00
Net increase (decrease) from investment operations ....... 4.38  (8.92) 10.70  35.57  (5.82) 5.19
Distributions from net investment income
(c)
.............. (0.73) (1.44) (1.29) (1.25) (1.39) (1.21)
Net asset value, end of period ..................... $ 94.21  $ 90.56  $ 100.92  $ 91.51  $ 57.19  $ 64.40
Total Return
(d)
— — — — — —
Based on net asset value ......................... 4.84%
(e)
(8.76)% 11.70% 62.58% (9.28)% 8.68%
Ratios to Average Net Assets
(f)
Total expenses ................................
0.03%
(g)
0.03% 0.03% 0.03% 0.03% 0.03%
Net investment income ...........................
1.56%
(g)
1.62% 1.29% 1.54% 1.88% 1.90%
Supplemental Data
Net assets, end of period (000) ..................... $ 43,541,633  $ 41,193,470  $ 44,742,605  $ 36,065,476  $ 21,439,033  $ 18,750,686
Portfolio turnover rate
(h)
........................... 2% 4% 4% 5% 4% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
2023
iShares Semi-Annual Report to Shareholders
46
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is
iShares ETF
Diversification
Classification
Core S&P 500 ....................................................................................................... Diversified
Core S&P Total U.S. Stock Market ......................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
47
Notes to Financial Statements
primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
48
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Core S&P 500
Barclays Bank PLC ..................................... $ 196,113,921 $ (196,113,921) $ – $ –
Barclays Capital, Inc. ................................... 5,727,902 (5,727,902) – –
BNP Paribas SA ....................................... 113,600,530 (113,600,530) – –
BofA Securities, Inc. .................................... 155,510,632 (155,510,632) – –
Citadel Clearing LLC .................................... 23,284,255 (23,284,255) – –
Citigroup Global Markets, Inc. .............................. 143,758,901 (143,758,901) – –
Goldman Sachs & Co. LLC ............................... 137,036,362 (137,036,362) – –
HSBC Bank PLC ...................................... 30,065,386 (30,065,386) – –
J.P. Morgan Securities LLC ............................... 173,841,624 (173,841,624) – –
Jefferies LLC ......................................... 7,647,022 (7,647,022) – –
Morgan Stanley ....................................... 205,795,554 (205,795,554) – –
National Financial Services LLC ............................ 91,652 (91,652) – –
Natixis SA ........................................... 19,021,477 (19,021,477) – –
Nomura Securities International, Inc. ......................... 15,378 (15,378) – –
RBC Capital Markets LLC ................................ 210,713,516 (210,713,516) – –
Scotia Capital (USA), Inc. ................................ 151,116,133 (151,116,133) – –
SG Americas Securities LLC .............................. 17,188,571 (17,188,571) – –
Toronto-Dominion Bank .................................. 328,048,915 (328,048,915) – –
UBS AG ............................................ 255,878,896 (255,878,896) – –
UBS Securities LLC .................................... 4,667,903 (4,667,903) – –
Virtu Americas LLC ..................................... 32,992,678 (32,992,678) – –
Wells Fargo Bank N.A. .................................. 316,649,201 (316,649,201) – –
Wells Fargo Securities LLC ............................... 1,095,760 (1,095,760) – –
$ 2,529,862,169 $ (2,529,862,169) $ – $ –
Core S&P Total U.S. Stock Market
Barclays Bank PLC ..................................... $ 51,419,626 $ (51,419,626) $ – $ –
Barclays Capital, Inc. ................................... 5,231,758 (5,231,758) – –
BMO Capital Markets Corp. ............................... 548,392 (548,392) – –
BNP Paribas SA ....................................... 79,416,110 (79,416,110) – –
BofA Securities, Inc. .................................... 48,765,064 (48,765,064) – –
Citadel Clearing LLC .................................... 2,928,388 (2,928,388) – –
Citigroup Global Markets, Inc. .............................. 93,996,247 (93,996,247) – –
Credit Suisse Securities (USA) LLC .......................... 1,066,717 (1,066,717) – –
Deutsche Bank Securities, Inc. ............................. 3,147 – – 3,147
Goldman Sachs & Co. LLC ............................... 81,543,676 (81,543,676) – –
HSBC Bank PLC ...................................... 8,828,938 (8,828,938) – –
ING Financial Markets LLC ............................... 156,967 (156,967) – –
J.P. Morgan Securities LLC ............................... 98,018,435 (98,018,435) – –
Jefferies LLC ......................................... 5,816,191 (5,816,191) – –
Mizuho Securities USA LLC ............................... 486,137 (486,137) – –
Morgan Stanley ....................................... 101,200,885 (101,200,885) – –
National Financial Services LLC ............................ 16,222,859 (16,222,859) – –
Natixis SA ........................................... 8,711,237 (8,711,237) – –
Nomura Securities International, Inc. ......................... 395,522 (395,522) – –
RBC Capital Markets LLC ................................ 32,514,798 (32,514,798) – –
Scotia Capital (USA), Inc. ................................ 99,328,830 (99,328,830) – –
SG Americas Securities LLC .............................. 4,383,296 (4,383,296) – –
State Street Bank & Trust Co. .............................. 3,262,524 (3,262,524) – –
Toronto-Dominion Bank .................................. 27,725,461 (27,725,461) – –
UBS AG ............................................ 54,083,100 (54,083,100) – –
UBS Securities LLC .................................... 1,403,207 (1,403,207) – –
Virtu Americas LLC ..................................... 4,777,460 (4,777,460) – –
Wells Fargo Bank N.A. .................................. 16,722,296 (16,722,296) – –
Wells Fargo Securities LLC ............................... 3,736,315 (3,736,315) – –
$ 852,693,583 $ (852,690,436) $ – $ 3,147

Notes to Financial Statements
(unaudited) (continued)
49
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement,
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core S&P 500 .................................................................................................... 0.03%
Core S&P Total U.S. Stock Market ...................................................................................... 0.03

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
50
will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
iShares ETF Amounts
Core S&P 500 ........................................................................................................... $ 1,214,901
Core S&P Total U.S. Stock Market ............................................................................................. 1,474,471
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core S&P 500 ........................................................................ $ 1,787,742,224 $ 626,486,056 $ (275,673,487)
Core S&P Total U.S. Stock Market .......................................................... 127,179,717 96,127,018 (64,105,305)
iShares ETF Purchases Sales
Core S&P 500 ........................................................................................ $ 5,654,619,824 $ 5,541,083,290
Core S&P Total U.S. Stock Market .......................................................................... 948,947,778 923,562,732
iShares ETF
In-kind
Purchases
In-kind
Sales
Core S&P 500 ........................................................................................ $ 52,132,313,459 $ 29,601,185,143
Core S&P Total U.S. Stock Market .......................................................................... 928,107,846 243,205,811
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Core S&P 500 ....................................................................................................... $ 7,049,586,471
Core S&P Total U.S. Stock Market ......................................................................................... 662,909,533

Notes to Financial Statements
(unaudited) (continued)
51
Notes to Financial Statements
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core S&P 500 ................................................... $ 328,689,204,415 $ 41,934,163,939 $ (26,104,373,710) $ 15,829,790,229
Core S&P Total U.S. Stock Market ...................................... 36,655,607,979 11,057,596,447 (3,135,120,413) 7,922,476,034

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report to Shareholders
52
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
The Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Core S&P 500
Shares sold 118,650,000 $ 52,287,217,488 165,050,000 $ 66,040,882,304
Shares redeemed (68,100,000) (29,693,091,597) (156,200,000) (63,194,532,077)
50,550,000 $ 22,594,125,891 8,850,000 $ 2,846,350,227
Core S&P Total U.S. Stock Market
Shares sold 9,850,000 $ 933,947,288 96,250,000 $ 8,153,486,233
Shares redeemed (2,550,000) (244,724,215) (84,700,000) (7,238,382,606)
7,300,000 $ 689,223,073 11,550,000 $ 915,103,627

Board Review and Approval of Investment Advisory Contract
53
Board Review and Approval of Investment Advisory Contract
iShares Core S&P 500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“ Broadridge ”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
54
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Core S&P Total U.S. Stock Market ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
55
Board Review and Approval of Investment Advisory Contract
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“ Broadridge ”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
56
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the In dependent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
57
Supplemental Information
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Core S&P 500 ........................ $ 3.325541 $ — $ — $ 3.325541 100% —% —% 100%

General Information
2023
iShares Semi-Annual Report to Shareholders
58
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrol led, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
59
Glossary of Terms Used in this Report
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-319-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Russell 2000 ETF | IWM | NYSE Arca
iShares Russell 2000 Growth ETF | IWO | NYSE Arca
iShares Russell 2000 Value ETF | IWN | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
4
iShares
®
Russell 2000 ETF
Investment Objective
The  iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell
2000
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.31)% 8.79% 2.30% 6.61% 8.79% 12.03% 89.74%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.19) 8.86 2.29 6.61 8.86 11.99 89.60
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.19) 8.93 2.40 6.65 8.93 12.56 90.30
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 996.90 $ 0.95 $ 1,000.00 $ 1,024.05 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 17.3%
Financials ...................................... 15.9
Health Care .................................... 14.9
Information Technology ............................. 13.3
Consumer Discretionary ............................ 10.6
Energy ........................................ 8.5
Real Estate ..................................... 6.1
Materials ...................................... 4.6
Consumer Staples ................................ 3.6
Utilities ........................................ 2.8
Communication Services ............................ 2.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Super Micro Computer, Inc. ........................... 0.6%
Chart Industries, Inc. ............................... 0.3
ChampionX Corp. ................................. 0.3
Chord Energy Corp. ................................ 0.3
Murphy Oil Corp. .................................. 0.3
Matador Resources Co. ............................. 0.3
Light & Wonder, Inc., Class A .......................... 0.3
Weatherford International plc .......................... 0.3
Simpson Manufacturing Co., Inc. ....................... 0.3
SPS Commerce, Inc. ............................... 0.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
5
Fund Summary
iShares
®
Russell 2000 Growth ETF
Investment Objective
The  iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.86)% 9.51% 1.50% 6.74% 9.51% 7.71% 92.04%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.83) 9.36 1.48 6.73 9.36 7.60 91.80
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.78) 9.59 1.55 6.72 9.59 8.01 91.56
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 991.40 $ 1.19 $ 1,000.00 $ 1,023.80 $ 1.21 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 21.5%
Information Technology ............................. 21.2
Industrials ...................................... 20.1
Consumer Discretionary ............................ 11.0
Financials ...................................... 6.4
Energy ........................................ 5.8
Consumer Staples ................................ 4.5
Materials ...................................... 4.2
Communication Services ............................ 2.1
Real Estate ..................................... 1.6
Utilities ........................................ 1.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Super Micro Computer, Inc. ........................... 1.2%
ChampionX Corp. ................................. 0.6
Weatherford International plc .......................... 0.6
Simpson Manufacturing Co., Inc. ....................... 0.6
SPS Commerce, Inc. ............................... 0.6
Selective Insurance Group, Inc. ........................ 0.6
HealthEquity , Inc. .................................. 0.6
Fabrinet ........................................ 0.6
Rambus, Inc. .................................... 0.6
Comfort Systems USA, Inc. ........................... 0.5
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
6
iShares
®
Russell 2000 Value ETF
Investment Objective
The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000
®
 Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.09)% 7.61% 2.40% 6.04% 7.61% 12.57% 79.79%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.06 7.61 2.40 6.04 7.61 12.57 79.72
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.13 7.84 2.59 6.19 7.84 13.65 82.33
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 999.10 $ 1.20 $ 1,000.00 $ 1,023.80 $ 1.21 0.24%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Financials ...................................... 25.4%
Industrials ...................................... 14.6
Energy ........................................ 11.0
Real Estate ..................................... 10.4
Consumer Discretionary ............................ 10.2
Health Care .................................... 8.4
Information Technology ............................. 5.8
Materials ...................................... 4.9
Utilities ........................................ 4.0
Consumer Staples ................................ 2.7
Communication Services ............................ 2.6
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Chord Energy Corp. ................................ 0.6%
Murphy Oil Corp. .................................. 0.6
PBF Energy, Inc., Class A ............................ 0.5
Commercial Metals Co. .............................. 0.5
Civitas Resources, Inc. .............................. 0.5
Matador Resources Co. ............................. 0.5
UFP Industries, Inc. ................................ 0.5
SouthState Corp. .................................. 0.4
Essent Group Ltd. ................................. 0.4
Asbury Automotive Group, Inc. ......................... 0.4
(a)
Excludes money market funds.

About Fund Performance
7
About Fund Performance / Disclosure of Expenses
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10,
2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and
NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 2000 ETF
8
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.9%
AAR Corp.
(a)
...................... 796,998 $ 47,445,291
AeroVironment, Inc.
(a)(b)
............... 592,193 66,047,285
AerSale Corp.
(a)(b)
................... 583,614 8,719,193
Archer Aviation, Inc., Class A
(a)(b)
......... 3,468,818 17,552,219
Astronics Corp.
(a)(b)
.................. 600,738 9,527,705
Cadre Holdings, Inc. ................. 435,519 11,606,581
Ducommun, Inc.
(a)(b)
................. 293,189 12,756,653
Eve Holding, Inc.
(a)(b)
................. 398,644 3,304,759
Kaman Corp. ..................... 644,478 12,663,993
Kratos Defense & Security Solutions, Inc.
(a)(b)
2,849,399 42,797,973
Leonardo DRS, Inc.
(a)(b)
............... 1,144,342 19,110,511
Moog, Inc., Class A ................. 647,356 73,125,334
National Presto Industries, Inc. .......... 115,265 8,352,102
Park Aerospace Corp. ................ 428,812 6,659,450
Parsons Corp.
(a)(b)
................... 947,301 51,485,809
Redwire Corp.
(a)(b)
................... 225,178 650,764
Rocket Lab USA, Inc.
(a)(b)
.............. 6,360,141 27,857,418
Terran Orbital Corp.
(a)(b)
............... 1,949,603 1,622,850
Triumph Group, Inc.
(a)
................ 1,476,379 11,309,063
V2X, Inc.
(a)(b)
...................... 259,541 13,407,888
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 5,739,192 10,330,546
456,333,387
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.
(a)(b)
..... 1,281,910 26,753,462
Forward Air Corp. .................. 596,563 41,007,741
Hub Group, Inc., Class A
(a)
............. 714,567 56,122,092
Radiant Logistics, Inc.
(a)
.............. 818,291 4,623,344
128,506,639
Automobile Components — 1.5%
Adient plc
(a)
....................... 2,185,111 80,193,574
American Axle & Manufacturing Holdings, Inc.
(a)
(b)
........................... 2,603,119 18,898,644
Atmus Filtration Technologies, Inc.
(a)(b)
..... 367,481 7,661,979
Cooper-Standard Holdings, Inc.
(a)(b)
....... 386,471 5,186,441
Dana, Inc. ........................ 2,986,586 43,813,217
Dorman Products, Inc.
(a)(b)
............. 597,537 45,269,403
Fox Factory Holding Corp.
(a)(b)
.......... 970,860 96,192,809
Gentherm, Inc.
(a)
................... 752,526 40,832,061
Goodyear Tire & Rubber Co. (The)
(a)(b)
..... 6,415,596 79,745,858
Holley, Inc.
(a)(b)
..................... 1,206,953 6,022,695
LCI Industries ..................... 560,474 65,810,857
Luminar Technologies, Inc., Class A
(a)(b)
.... 6,219,983 28,300,923
Modine Manufacturing Co.
(a)(b)
.......... 1,172,129 53,624,902
Patrick Industries, Inc.
(b)
.............. 490,339 36,804,845
Solid Power, Inc., Class A
(a)(b)
........... 3,556,012 7,183,144
Standard Motor Products, Inc. .......... 481,154 16,176,397
Stoneridge, Inc.
(a)(b)
.................. 600,610 12,054,243
Visteon Corp.
(a)(b)
................... 640,732 88,465,867
XPEL, Inc.
(a)(b)(c)
.................... 512,783 39,540,697
771,778,556
Automobiles — 0.1%
(b)
Fisker, Inc., Class A
(a)
................ 4,458,211 28,621,715
Livewire Group, Inc.
(a)
................ 230,561 1,597,788
Winnebago Industries, Inc. ............ 671,156 39,900,224
Workhorse Group, Inc.
(a)
.............. 4,147,150 1,718,579
71,838,306
Banks — 8.4%
1st Source Corp. ................... 389,439 16,391,487
ACNB Corp. ...................... 194,456 6,146,754
Amalgamated Financial Corp. .......... 454,826 7,832,104
Amerant Bancorp, Inc., Class A ......... 627,492 10,943,460
Security
Shares
Shares Value
Banks (continued)
American National Bankshares, Inc. ...... 239,728 $ 9,095,280
Ameris Bancorp .................... 1,504,042 57,740,172
Ames National Corp. ................ 195,332 3,240,558
Arrow Financial Corp.
(b)
............... 372,969 6,347,936
Associated Banc-Corp. ............... 3,502,760 59,932,224
Atlantic Union Bankshares Corp. ........ 1,567,960 45,125,889
Axos Financial, Inc.
(a)(b)
............... 1,301,258 49,265,628
Banc of California, Inc. ............... 1,166,940 14,446,717
BancFirst Corp. .................... 503,248 43,646,699
Bancorp, Inc. (The)
(a)(b)
............... 1,118,450 38,586,525
Bank First Corp.
(b)
.................. 210,541 16,243,238
Bank of Hawaii Corp. ................ 817,365 40,614,867
Bank of Marin Bancorp ............... 385,769 7,051,857
Bank of NT Butterfield & Son Ltd. (The) .... 1,155,301 31,285,551
Bank7 Corp. ...................... 68,921 1,551,412
BankUnited, Inc. ................... 1,586,630 36,016,501
Bankwell Financial Group, Inc. .......... 159,951 3,882,011
Banner Corp. ..................... 702,049 29,752,837
Bar Harbor Bankshares .............. 368,318 8,703,354
BayCom Corp. .................... 287,191 5,516,939
BCB Bancorp, Inc. .................. 388,676 4,329,851
Berkshire Hills Bancorp, Inc. ........... 895,570 17,956,178
Blue Foundry Bancorp
(a)(b)
............. 575,080 4,813,420
Blue Ridge Bankshares, Inc. ........... 425,225 1,922,017
Bridgewater Bancshares, Inc.
(a)(b)
........ 513,268 4,865,781
Brookline Bancorp, Inc.
(b)
.............. 1,944,364 17,713,156
Burke & Herbert Financial Services Corp.
(b)
. 156,399 7,267,080
Business First Bancshares, Inc. ......... 561,110 10,526,424
Byline Bancorp, Inc. ................. 593,363 11,695,185
C&F Financial Corp. ................. 66,857 3,583,535
Cadence Bank .................... 3,760,891 79,806,107
Cambridge Bancorp ................. 182,072 11,341,265
Camden National Corp. .............. 353,186 9,966,909
Capital Bancorp, Inc.
(b)
............... 219,053 4,190,484
Capital City Bank Group, Inc. ........... 314,062 9,368,469
Capitol Federal Financial, Inc. .......... 2,883,683 13,755,168
Capstar Financial Holdings, Inc. ......... 478,824 6,794,513
Carter Bankshares, Inc.
(a)(b)
............ 565,880 7,090,476
Cathay General Bancorp .............. 1,535,490 53,373,632
Central Pacific Financial Corp. .......... 550,458 9,181,639
Central Valley Community Bancorp ....... 199,668 2,817,315
Chemung Financial Corp.
(b)
............ 75,723 2,999,388
ChoiceOne Financial Services, Inc. ....... 140,300 2,755,492
Citizens & Northern Corp. ............. 359,265 6,305,101
Citizens Financial Services, Inc.
(b)
........ 87,304 4,183,608
City Holding Co. ................... 317,082 28,648,359
Civista Bancshares, Inc. .............. 374,057 5,797,883
CNB Financial Corp. ................. 503,609 9,120,359
Coastal Financial Corp.
(a)(b)
............ 248,288 10,654,038
Codorus Valley Bancorp, Inc. ........... 188,815 3,519,512
Colony Bankcorp, Inc. ............... 444,322 4,440,998
Columbia Financial, Inc.
(a)(b)
............ 686,856 10,790,508
Community Bank System, Inc. .......... 1,122,323 47,373,254
Community Trust Bancorp, Inc. ......... 374,582 12,833,179
ConnectOne Bancorp, Inc. ............ 856,354 15,268,792
CrossFirst Bankshares, Inc.
(a)(b)
......... 1,054,295 10,637,837
Customers Bancorp, Inc.
(a)
............. 650,572 22,412,205
CVB Financial Corp. ................. 2,917,178 48,337,639
Dime Community Bancshares, Inc. ....... 796,561 15,899,358
Eagle Bancorp, Inc. ................. 626,442 13,437,181
Eastern Bankshares, Inc. ............. 3,545,279 44,457,799
Enterprise Bancorp, Inc. .............. 223,151 6,109,874
Enterprise Financial Services Corp. ...... 835,878 31,345,425
Equity Bancshares, Inc., Class A ........ 368,334 8,865,799
Esquire Financial Holdings, Inc. ......... 158,892 7,259,775

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
ESSA Bancorp, Inc.
(b)
................ 167,001 $ 2,506,685
Evans Bancorp, Inc. ................. 121,152 3,246,874
Farmers & Merchants Bancorp, Inc. ...... 303,931 5,327,910
Farmers National Banc Corp. ........... 859,849 9,939,854
FB Financial Corp. .................. 837,983 23,765,198
Fidelity D&D Bancorp, Inc.
(b)
........... 99,048 4,496,779
Financial Institutions, Inc. ............. 368,400 6,200,172
First Bancorp ..................... 4,726,708 76,010,999
First Bancorp, Inc. (The) .............. 247,054 5,805,769
First Bancshares, Inc. (The) ............ 701,729 18,925,631
First Bank ........................ 488,159 5,262,354
First Busey Corp. ................... 1,223,155 23,509,039
First Business Financial Services, Inc. ..... 191,620 5,750,516
First Commonwealth Financial Corp. ...... 2,172,906 26,531,182
First Community Bankshares, Inc. ....... 409,959 12,073,293
First Community Corp.
(b)
.............. 140,943 2,434,086
First Financial Bancorp ............... 2,071,497 40,601,341
First Financial Bankshares, Inc. ......... 2,973,751 74,700,625
First Financial Corp. ................. 296,166 10,013,372
First Foundation, Inc. ................ 1,273,765 7,744,491
First Interstate BancSystem, Inc., Class A .. 1,920,880 47,906,747
First Merchants Corp. ................ 1,389,677 38,660,814
First Mid Bancshares, Inc. ............. 465,184 12,355,287
First of Long Island Corp. (The) ......... 552,659 6,361,105
First Western Financial, Inc.
(a)(b)
......... 198,473 3,602,285
Five Star Bancorp .................. 301,266 6,043,396
Flushing Financial Corp. .............. 670,995 8,810,164
FS Bancorp, Inc. ................... 129,419 3,817,860
Fulton Financial Corp. ................ 3,572,873 43,267,492
FVCBankcorp, Inc.
(a)(b)
............... 373,726 4,787,430
German American Bancorp, Inc. ......... 683,236 18,508,863
Glacier Bancorp, Inc.
(b)
............... 2,545,774 72,554,559
Great Southern Bancorp, Inc. ........... 219,936 10,539,333
Greene County Bancorp, Inc.
(b)
.......... 161,439 3,882,608
Guaranty Bancshares, Inc.
(b)
........... 207,209 5,944,826
Hancock Whitney Corp. .............. 1,983,520 73,370,405
Hanmi Financial Corp. ............... 714,416 11,594,972
HarborOne Bancorp, Inc. ............. 1,011,525 9,629,718
HBT Financial, Inc. .................. 326,994 5,964,371
Heartland Financial USA, Inc. .......... 973,681 28,655,432
Heritage Commerce Corp. ............. 1,465,974 12,416,800
Heritage Financial Corp. .............. 773,259 12,611,854
Hilltop Holdings, Inc. ................. 1,068,397 30,299,739
Hingham Institution for Savings (The)
(b)
.... 35,666 6,660,625
Home Bancorp, Inc. ................. 174,800 5,570,876
Home BancShares, Inc.
(b)
............. 4,360,076 91,299,991
HomeStreet, Inc. ................... 432,692 3,370,671
HomeTrust Bancshares, Inc. ........... 373,380 8,091,145
Hope Bancorp, Inc. ................. 2,510,847 22,220,996
Horizon Bancorp, Inc. ................ 995,998 10,637,259
Independent Bank Corp. .............. 1,429,377 55,739,756
Independent Bank Group, Inc. .......... 824,063 32,591,692
International Bancshares Corp. ......... 1,232,378 53,411,263
John Marshall Bancorp, Inc.
(b)
.......... 270,341 4,825,587
Kearny Financial Corp. ............... 1,360,332 9,427,101
Lakeland Bancorp, Inc. ............... 1,476,728 18,636,307
Lakeland Financial Corp. .............. 528,121 25,064,623
LCNB Corp. ...................... 203,684 2,906,571
Live Oak Bancshares, Inc.
(b)
............ 765,867 22,171,850
Luther Burbank Corp. ................ 419,596 3,524,606
Macatawa Bank Corp. ............... 626,266 5,611,343
MainStreet Bancshares, Inc. ........... 111,731 2,294,955
Mercantile Bank Corp. ............... 375,206 11,597,617
Metrocity Bankshares, Inc. ............ 444,463 8,747,032
Metropolitan Bank Holding Corp.
(a)
....... 243,319 8,827,613
Security
Shares
Shares Value
Banks (continued)
Mid Penn Bancorp, Inc. ............... 343,313 $ 6,910,891
Middlefield Banc Corp. ............... 150,148 3,815,261
Midland States Bancorp, Inc. ........... 489,639 10,057,185
MidWestOne Financial Group, Inc. ....... 369,799 7,518,014
MVB Financial Corp. ................ 275,705 6,225,419
National Bank Holdings Corp., Class A .... 711,226 21,166,086
National Bankshares, Inc. ............. 122,002 3,054,930
NBT Bancorp, Inc. .................. 933,631 29,586,766
Nicolet Bankshares, Inc.
(b)
............. 291,848 20,365,153
Northeast Bank
(b)
................... 157,362 6,939,664
Northeast Community Bancorp, Inc. ...... 273,025 4,029,849
Northfield Bancorp, Inc. .............. 960,795 9,079,513
Northrim BanCorp, Inc. ............... 129,668 5,137,446
Northwest Bancshares, Inc. ............ 2,706,972 27,692,324
Norwood Financial Corp. .............. 155,198 3,997,900
Oak Valley Bancorp
(b)
................ 134,913 3,383,618
OceanFirst Financial Corp. ............ 1,360,821 19,691,080
OFG Bancorp ..................... 981,106 29,295,825
Old National Bancorp ................ 6,687,068 97,229,969
Old Second Bancorp, Inc. ............. 1,013,355 13,791,762
Orange County Bancorp, Inc.
(b)
.......... 111,576 4,816,736
Origin Bancorp, Inc. ................. 678,087 19,576,372
Orrstown Financial Services, Inc. ........ 259,485 5,451,780
Pacific Premier Bancorp, Inc. ........... 2,226,529 48,449,271
PacWest Bancorp .................. 2,850,672 22,548,816
Park National Corp.
(b)
................ 336,757 31,830,272
Parke Bancorp, Inc. ................. 264,480 4,308,379
Pathward Financial, Inc. .............. 577,204 26,603,332
PCB Bancorp ..................... 268,533 4,148,835
Peapack-Gladstone Financial Corp.
(b)
..... 427,235 10,958,578
Penns Woods Bancorp, Inc.
(b)
.......... 127,564 2,689,049
Peoples Bancorp, Inc. ............... 797,311 20,235,753
Peoples Financial Services Corp. ........ 169,927 6,814,073
Pioneer Bancorp, Inc.
(a)(b)
.............. 277,026 2,365,802
Plumas Bancorp
(b)
.................. 111,522 3,807,361
Ponce Financial Group, Inc.
(a)(b)
......... 419,382 3,279,567
Preferred Bank .................... 212,051 13,200,175
Premier Financial Corp. .............. 817,957 13,954,346
Primis Financial Corp. ................ 564,081 4,597,260
Princeton Bancorp, Inc. ............... 96,811 2,806,551
Provident Financial Services, Inc. ........ 1,555,051 23,776,730
QCR Holdings, Inc.
(b)
................ 381,649 18,517,609
RBB Bancorp ..................... 414,291 5,294,639
Red River Bancshares, Inc. ............ 106,700 4,903,932
Renasant Corp. .................... 1,195,342 31,306,007
Republic Bancorp, Inc., Class A ......... 201,992 8,897,748
S&T Bancorp, Inc. .................. 847,267 22,943,990
Sandy Spring Bancorp, Inc. ............ 1,034,501 22,169,356
Seacoast Banking Corp. of Florida ....... 1,810,445 39,757,372
ServisFirst Bancshares, Inc. ........... 1,164,669 60,760,782
Shore Bancshares, Inc. ............... 713,263 7,503,527
Sierra Bancorp .................... 343,019 6,503,640
Simmons First National Corp., Class A .... 2,565,996 43,519,292
SmartFinancial, Inc. ................. 370,395 7,915,341
South Plains Financial, Inc. ............ 290,751 7,687,456
Southern First Bancshares, Inc.
(a)(b)
....... 192,708 5,191,554
Southern Missouri Bancorp, Inc. ......... 205,813 7,962,905
Southern States Bancshares, Inc.
(b)
....... 138,643 3,131,945
Southside Bancshares, Inc. ............ 654,559 18,785,843
SouthState Corp. ................... 1,742,741 117,391,034
Stellar Bancorp, Inc. ................. 1,109,257 23,649,359
Sterling Bancorp, Inc.
(a)
............... 444,020 2,593,077
Stock Yards Bancorp, Inc. ............. 620,923 24,396,065
Summit Financial Group, Inc. ........... 271,472 6,118,979
Texas Capital Bancshares, Inc.
(a)
........ 1,096,456 64,581,258

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
Third Coast Bancshares, Inc.
(a)
.......... 299,311 $ 5,118,218
Timberland Bancorp, Inc. ............. 164,782 4,465,592
Tompkins Financial Corp. ............. 312,697 15,319,026
Towne Bank ...................... 1,627,645 37,321,900
TriCo Bancshares .................. 716,051 22,935,114
Triumph Financial, Inc.
(a)(b)
............. 508,405 32,939,560
TrustCo Bank Corp. ................. 411,892 11,240,533
Trustmark Corp. ................... 1,340,275 29,124,176
UMB Financial Corp. ................ 1,014,811 62,969,023
United Bankshares, Inc. .............. 2,976,351 82,117,524
United Community Banks, Inc. .......... 2,543,533 64,631,174
Unity Bancorp, Inc.
(b)
................ 187,388 4,390,501
Univest Financial Corp. ............... 696,785 12,110,123
USCB Financial Holdings, Inc., Class A
(a)(b)
.. 248,248 2,609,086
Valley National Bancorp .............. 10,035,298 85,902,151
Veritex Holdings, Inc. ................ 1,127,508 20,238,769
Virginia National Bankshares Corp.
(b)
...... 96,655 2,933,479
Washington Federal, Inc. .............. 1,356,747 34,759,858
Washington Trust Bancorp, Inc. ......... 403,520 10,624,682
WesBanco, Inc. .................... 1,326,508 32,393,325
West Bancorp, Inc. .................. 398,058 6,492,326
Westamerica Bancorp ............... 570,118 24,657,603
WSFS Financial Corp. ............... 1,291,362 47,134,713
4,283,932,535
Beverages — 0.4%
Coca-Cola Consolidated, Inc. ........... 108,802 69,232,889
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 1,012,949 10,392,857
MGP Ingredients, Inc.
(b)
............... 360,336 38,008,241
National Beverage Corp.
(a)
............. 535,427 25,175,777
Primo Water Corp. .................. 3,568,169 49,240,732
Vita Coco Co., Inc. (The)
(a)(b)
........... 654,367 17,039,717
Zevia PBC, Class A
(a)(b)
............... 512,426 1,137,586
210,227,799
Biotechnology — 6.6%
2seventy bio, Inc.
(a)(b)
................ 1,137,330 4,458,334
4D Molecular Therapeutics, Inc.
(a)(b)
....... 887,988 11,304,087
89bio, Inc.
(a)
...................... 1,408,731 21,750,807
Aadi Bioscience, Inc.
(a)
............... 370,739 1,794,377
ACADIA Pharmaceuticals, Inc.
(a)(b)
........ 2,761,078 57,540,866
ACELYRIN, Inc.
(a)(b)
................. 739,118 7,516,830
Acrivon Therapeutics, Inc.
(a)(b)
........... 192,991 1,844,994
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 610,436 3,613,781
Adicet Bio, Inc.
(a)(b)
.................. 684,672 938,001
ADMA Biologics, Inc.
(a)(b)
.............. 4,777,952 17,105,068
Aerovate Therapeutics, Inc.
(a)(b)
.......... 247,936 3,364,492
Agenus, Inc.
(a)(b)
.................... 7,993,540 9,032,700
Agios Pharmaceuticals, Inc.
(a)(b)
......... 1,269,414 31,417,996
Akero Therapeutics, Inc.
(a)(b)
............ 1,168,089 59,081,942
Aldeyra Therapeutics, Inc.
(a)(b)
........... 1,058,317 7,069,558
Alector, Inc.
(a)(b)
.................... 1,453,936 9,421,505
Alkermes plc
(a)
..................... 3,781,844 105,929,450
Allakos, Inc.
(a)(b)
.................... 1,509,473 3,426,504
Allogene Therapeutics, Inc.
(a)(b)
.......... 1,880,716 5,961,870
Allovir, Inc.
(a)(b)
..................... 1,139,763 2,450,490
Alpine Immune Sciences, Inc.
(a)(b)
........ 713,624 8,170,995
Altimmune, Inc.
(a)(b)
.................. 1,186,780 3,085,628
ALX Oncology Holdings, Inc.
(a)(b)
......... 513,031 2,462,549
Amicus Therapeutics, Inc.
(a)(b)
........... 6,386,773 77,663,160
AnaptysBio, Inc.
(a)(b)
................. 437,139 7,851,016
Anavex Life Sciences Corp.
(a)(b)
......... 1,614,161 10,572,755
Anika Therapeutics, Inc.
(a)(b)
............ 342,591 6,382,470
Annexon, Inc.
(a)(b)
................... 1,012,002 2,388,325
Apogee Therapeutics, Inc.
(a)(b)
.......... 425,473 9,062,575
Security
Shares
Shares Value
Biotechnology (continued)
Arbutus Biopharma Corp.
(a)
............ 2,737,330 $ 5,556,780
Arcellx, Inc.
(a)(b)
.................... 861,516 30,911,194
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 532,121 13,595,692
Arcus Biosciences, Inc.
(a)(b)
............ 1,208,651 21,695,285
Arcutis Biotherapeutics, Inc.
(a)(b)
......... 1,177,627 6,253,199
Ardelyx, Inc.
(a)(b)
.................... 4,850,592 19,790,415
Arrowhead Pharmaceuticals, Inc.
(a)(b)
...... 2,306,337 61,971,275
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 564,575 2,134,093
Astria Therapeutics, Inc.
(a)(b)
............ 574,610 4,286,591
Atara Biotherapeutics, Inc.
(a)(b)
.......... 2,236,511 3,310,036
Aura Biosciences, Inc.
(a)
.............. 614,442 5,511,545
Aurinia Pharmaceuticals, Inc.
(a)(b)
........ 3,075,119 23,893,675
Avid Bioservices, Inc.
(a)(b)
.............. 1,414,624 13,354,051
Avidity Biosciences, Inc.
(a)(b)
............ 1,601,668 10,218,642
Avita Medical, Inc.
(a)(b)
................ 581,037 8,488,951
Beam Therapeutics, Inc.
(a)(b)
............ 1,590,682 38,255,902
BioAtla, Inc.
(a)(b)
.................... 975,796 1,658,853
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 4,301,975 30,457,983
Biohaven Ltd.
(a)(b)
................... 1,324,873 34,459,947
Biomea Fusion, Inc.
(a)(b)
............... 449,914 6,190,817
Bioxcel Therapeutics, Inc.
(a)(b)
........... 435,737 1,102,415
Bluebird Bio, Inc.
(a)(b)
................. 2,490,051 7,569,755
Blueprint Medicines Corp.
(a)(b)
........... 1,386,710 69,640,576
Bridgebio Pharma, Inc.
(a)(b)
............. 2,608,191 68,777,997
Cabaletta Bio, Inc.
(a)(b)
................ 778,256 11,845,056
CareDx, Inc.
(a)
..................... 1,188,163 8,317,141
Caribou Biosciences, Inc.
(a)(b)
........... 1,694,772 8,101,010
Carisma Therapeutics, Inc.
(b)
........... 608,930 2,575,774
Catalyst Pharmaceuticals, Inc.
(a)(b)
........ 2,280,253 26,656,158
Celcuity, Inc.
(a)(b)
.................... 378,321 3,457,854
Celldex Therapeutics, Inc.
(a)(b)
........... 1,055,964 29,060,129
Century Therapeutics, Inc.
(a)(b)
.......... 525,551 1,051,102
Cerevel Therapeutics Holdings, Inc.
(a)(b)
.... 1,408,810 30,754,322
Cogent Biosciences, Inc.
(a)(b)
........... 1,842,618 17,965,525
Coherus Biosciences, Inc.
(a)(b)
........... 2,268,562 8,484,422
Compass Therapeutics, Inc.
(a)(b)
......... 2,024,139 3,987,554
Crinetics Pharmaceuticals, Inc.
(a)(b)
....... 1,468,417 43,670,722
Cue Biopharma, Inc.
(a)(b)
.............. 795,670 1,830,041
Cullinan Oncology, Inc.
(a)(b)
............. 535,916 4,850,040
Cytokinetics, Inc.
(a)(b)
................. 2,120,092 62,457,910
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 1,424,187 17,474,774
Deciphera Pharmaceuticals, Inc.
(a)
....... 1,197,217 15,228,600
Denali Therapeutics, Inc.
(a)(b)
........... 2,692,820 55,552,877
Design Therapeutics, Inc.
(a)(b)
........... 752,718 1,776,414
Disc Medicine, Inc.
(a)(b)
............... 199,617 9,378,007
Dynavax Technologies Corp.
(a)(b)
......... 2,945,646 43,507,191
Dyne Therapeutics, Inc.
(a)(b)
............ 968,399 8,676,855
Eagle Pharmaceuticals, Inc.
(a)(b)
......... 233,853 3,687,862
Editas Medicine, Inc.
(a)(b)
.............. 1,874,483 14,620,967
Emergent BioSolutions, Inc.
(a)(b)
......... 1,171,067 3,981,628
Enanta Pharmaceuticals, Inc.
(a)(b)
........ 459,709 5,134,950
Entrada Therapeutics, Inc.
(a)(b)
.......... 477,422 7,543,268
EQRx, Inc.
(a)(b)
..................... 7,263,059 16,123,991
Erasca, Inc.
(a)(b)
.................... 1,876,598 3,696,898
Fate Therapeutics, Inc.
(a)(b)
............. 1,973,616 4,184,066
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 369,949 2,778,317
FibroGen, Inc.
(a)(b)
................... 2,047,186 1,766,517
Foghorn Therapeutics, Inc.
(a)(b)
.......... 461,640 2,308,200
Genelux Corp.
(a)(b)
.................. 401,487 9,832,417
Generation Bio Co.
(a)(b)
............... 1,038,069 3,934,282
Geron Corp.
(a)(b)
.................... 11,362,152 24,087,762
Graphite Bio, Inc.
(a)
.................. 623,519 1,546,327
Gritstone bio, Inc.
(a)(b)
................ 1,963,189 3,376,685
Halozyme Therapeutics, Inc.
(a)(b)
......... 2,949,016 112,652,411
Heron Therapeutics, Inc.
(a)(b)
............ 2,358,101 2,428,844

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
HilleVax, Inc.
(a)(b)
................... 472,859 $ 6,359,954
Humacyte, Inc.
(a)(b)
.................. 1,418,095 4,155,018
Icosavax, Inc.
(a)(b)
................... 636,449 4,932,480
Ideaya Biosciences, Inc.
(a)(b)
............ 1,237,115 33,377,363
IGM Biosciences, Inc.
(a)(b)
............. 281,076 2,346,985
Immuneering Corp., Class A
(a)(b)
......... 482,654 3,706,783
ImmunityBio, Inc.
(a)(b)
................. 2,537,073 4,287,653
ImmunoGen, Inc.
(a)(b)
................. 5,458,326 86,623,634
Immunovant, Inc.
(a)
.................. 1,227,019 47,105,259
Inhibrx, Inc.
(a)(b)
.................... 787,493 14,450,497
Inozyme Pharma, Inc.
(a)(b)
............. 794,377 3,336,383
Insmed, Inc.
(a)(b)
.................... 2,998,854 75,721,063
Intellia Therapeutics, Inc.
(a)(b)
........... 2,011,910 63,616,594
Intercept Pharmaceuticals, Inc.
(a)(b)
....... 919,492 17,047,382
Iovance Biotherapeutics, Inc.
(a)(b)
......... 5,214,615 23,726,498
Ironwood Pharmaceuticals, Inc., Class A
(a)(b)
. 3,163,546 30,464,948
iTeos Therapeutics, Inc.
(a)
............. 575,705 6,303,970
Janux Therapeutics, Inc.
(a)(b)
............ 393,764 3,969,141
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 574,579 5,533,196
Karyopharm Therapeutics, Inc.
(a)(b)
....... 2,555,771 3,424,733
Keros Therapeutics, Inc.
(a)(b)
............ 515,966 16,448,996
Kezar Life Sciences, Inc.
(a)(b)
........... 1,608,175 1,913,728
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 712,569 12,377,324
Kodiak Sciences, Inc.
(a)(b)
.............. 746,509 1,343,716
Krystal Biotech, Inc.
(a)(b)
............... 492,838 57,169,208
Kura Oncology, Inc.
(a)(b)
............... 1,599,617 14,588,507
Kymera Therapeutics, Inc.
(a)(b)
.......... 870,056 12,093,778
Larimar Therapeutics, Inc.
(a)
............ 504,935 1,994,493
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 2,150,457 2,343,998
Lineage Cell Therapeutics, Inc.
(a)(b)
....... 2,723,311 3,213,507
Lyell Immunopharma, Inc.
(a)(b)
........... 3,987,108 5,861,049
MacroGenics, Inc.
(a)(b)
................ 1,381,549 6,438,018
Madrigal Pharmaceuticals, Inc.
(a)(b)
....... 310,273 45,312,269
MannKind Corp.
(a)(b)
................. 5,838,127 24,111,465
MeiraGTx Holdings plc
(a)
.............. 733,724 3,602,585
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 236,325 2,913,887
Mersana Therapeutics, Inc.
(a)(b)
.......... 2,407,118 3,057,040
MiMedx Group, Inc.
(a)(b)
............... 2,629,963 19,172,430
Mineralys Therapeutics, Inc.
(a)(b)
......... 315,480 3,000,215
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 567,683 17,938,783
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 705,976 3,381,625
Morphic Holding, Inc.
(a)(b)
.............. 783,922 17,959,653
Myriad Genetics, Inc.
(a)(b)
.............. 1,845,757 29,605,942
Nkarta, Inc.
(a)(b)
.................... 720,606 1,001,642
Novavax, Inc.
(a)(b)
................... 1,988,606 14,397,507
Nurix Therapeutics, Inc.
(a)(b)
............ 1,074,213 8,443,314
Nuvalent, Inc., Class A
(a)(b)
............. 546,576 25,126,099
Nuvectis Pharma, Inc.
(a)(b)
............. 156,748 2,020,482
Ocean Biomedical, Inc.
(a)(b)
............. 218,641 852,700
Olema Pharmaceuticals, Inc.
(a)(b)
......... 617,187 7,622,259
Omega Therapeutics, Inc.
(a)(b)
........... 491,698 1,057,151
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 1,635,402 5,200,578
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 893,703 5,406,903
Outlook Therapeutics, Inc.
(a)(b)
.......... 3,584,298 792,130
Ovid therapeutics, Inc.
(a)(b)
............. 1,304,529 5,009,391
PDL BioPharma, Inc.
(a)(d)
.............. 11,853 —
PDS Biotechnology Corp.
(a)(b)
........... 632,916 3,196,226
PepGen, Inc.
(a)
.................... 248,269 1,261,207
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 906,287 5,564,602
Point Biopharma Global, Inc.
(a)(b)
......... 2,047,073 13,653,977
Poseida Therapeutics, Inc.
(a)(b)
.......... 1,536,943 3,657,924
Precigen, Inc.
(a)(b)
................... 3,143,223 4,463,377
Prelude Therapeutics, Inc.
(a)
............ 187,836 580,413
Prime Medicine, Inc.
(a)(b)
.............. 912,579 8,706,004
ProKidney Corp., Class A
(a)(b)
........... 1,014,398 4,645,943
Security
Shares
Shares Value
Biotechnology (continued)
Protagonist Therapeutics, Inc.
(a)(b)
........ 1,300,511 $ 21,692,523
Protalix BioTherapeutics, Inc.
(a)(b)
........ 1,428,344 2,371,051
Prothena Corp. plc
(a)
................. 943,328 45,515,576
PTC Therapeutics, Inc.
(a)(b)
............. 1,611,824 36,120,976
Rallybio Corp.
(a)(b)
................... 664,585 2,239,651
RAPT Therapeutics, Inc.
(a)(b)
............ 671,556 11,161,261
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
3,100,902 23,721,900
REGENXBIO, Inc.
(a)(b)
................ 929,875 15,305,742
Relay Therapeutics, Inc.
(a)(b)
............ 2,055,513 17,286,864
Reneo Pharmaceuticals, Inc.
(a)(b)
......... 270,347 2,058,692
Replimune Group, Inc.
(a)(b)
............. 945,470 16,176,992
REVOLUTION Medicines, Inc.
(a)(b)
........ 2,312,243 64,002,886
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 1,172,424 26,877,820
Rigel Pharmaceuticals, Inc.
(a)(b)
.......... 3,844,660 4,152,233
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 1,280,665 26,240,826
Sage Therapeutics, Inc.
(a)(b)
............ 1,210,502 24,912,131
Sagimet Biosciences, Inc., Class A
(a)(b)
..... 104,678 921,166
Sana Biotechnology, Inc.
(a)(b)
........... 2,146,468 8,306,831
Sangamo Therapeutics, Inc.
(a)(b)
......... 3,333,752 1,999,584
Savara, Inc.
(a)
..................... 2,023,369 7,648,335
Scholar Rock Holding Corp.
(a)(b)
......... 955,785 6,786,073
Selecta Biosciences, Inc.
(a)(b)
........... 2,440,144 2,586,553
Seres Therapeutics, Inc.
(a)(b)
............ 2,210,396 5,260,742
SpringWorks Therapeutics, Inc.
(a)(b)
....... 1,329,498 30,737,994
Stoke Therapeutics, Inc.
(a)(b)
............ 631,646 2,488,685
Summit Therapeutics, Inc.
(a)(b)
........... 2,666,933 4,987,165
Sutro Biopharma, Inc.
(a)(b)
............. 1,360,841 4,722,118
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 1,504,147 21,840,214
Tango Therapeutics, Inc.
(a)(b)
............ 1,016,077 11,441,027
Tenaya Therapeutics, Inc.
(a)(b)
........... 1,033,009 2,634,173
TG Therapeutics, Inc.
(a)(b)
.............. 3,130,414 26,170,261
Travere Therapeutics, Inc.
(a)(b)
.......... 1,661,402 14,852,934
Turnstone Biologics Corp.
(a)(b)
........... 107,946 425,307
Twist Bioscience Corp.
(a)(b)
............. 1,302,336 26,385,327
Tyra Biosciences, Inc.
(a)(b)
............. 310,805 4,279,785
UroGen Pharma Ltd.
(a)(b)
.............. 447,933 6,275,541
Vanda Pharmaceuticals, Inc.
(a)(b)
......... 1,285,810 5,554,699
Vaxcyte, Inc.
(a)(b)
.................... 2,134,997 108,842,147
Vaxxinity, Inc., Class A
(a)(b)
............. 975,253 1,336,097
Vera Therapeutics, Inc., Class A
(a)(b)
....... 767,607 10,523,892
Veracyte, Inc.
(a)(b)
................... 1,662,251 37,118,065
Vericel Corp.
(a)(b)
.................... 1,088,392 36,482,900
Verve Therapeutics, Inc.
(a)(b)
............ 1,153,803 15,299,428
Vigil Neuroscience, Inc.
(a)(b)
............ 351,125 1,892,564
Viking Therapeutics, Inc.
(a)(b)
............ 2,188,800 24,230,016
Vir Biotechnology, Inc.
(a)
.............. 1,909,582 17,892,783
Viridian Therapeutics, Inc.
(a)(b)
........... 964,225 14,791,212
Vor BioPharma, Inc.
(a)(b)
............... 762,413 1,616,316
Voyager Therapeutics, Inc.
(a)(b)
.......... 714,757 5,539,367
X4 Pharmaceuticals, Inc.
(a)(b)
........... 2,792,570 3,043,901
Xencor, Inc.
(a)(b)
.................... 1,322,438 26,647,126
XOMA Corp.
(a)(b)
.................... 153,331 2,160,434
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 857,112 4,671,260
Zentalis Pharmaceuticals, Inc.
(a)(b)
........ 1,325,483 26,589,189
Zura Bio Ltd., Class A
(a)(b)
............. 250,269 1,651,775
Zymeworks, Inc.
(a)(b)
................. 1,217,611 7,719,654
3,375,275,007
Broadline Retail — 0.1%
Big Lots, Inc.
(b)
..................... 687,235 3,511,771
ContextLogic, Inc., Class A
(a)(b)
.......... 526,882 2,323,550
Dillard's, Inc., Class A
(b)
............... 79,485 26,294,433
Savers Value Village, Inc.
(a)
............ 547,032 10,213,087
42,342,841

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 1.9%
AAON, Inc.
(b)
...................... 1,541,549 $ 87,667,892
American Woodmark Corp.
(a)(b)
.......... 375,082 28,359,950
Apogee Enterprises, Inc. .............. 505,405 23,794,467
AZZ, Inc.
(b)
....................... 564,255 25,718,743
CSW Industrials, Inc. ................ 349,786 61,296,499
Gibraltar Industries, Inc.
(a)
............. 699,072 47,194,351
Griffon Corp. ...................... 997,929 39,587,843
Insteel Industries, Inc.
(b)
.............. 426,438 13,842,177
Janus International Group, Inc.
(a)(b)
....... 1,923,943 20,586,190
JELD-WEN Holding, Inc.
(a)(b)
............ 1,937,949 25,890,999
Masonite International Corp.
(a)(b)
......... 507,487 47,307,938
Masterbrand, Inc.
(a)
................. 2,955,223 35,905,959
PGT Innovations, Inc.
(a)
............... 1,293,866 35,904,782
Quanex Building Products Corp. ......... 755,069 21,270,294
Resideo Technologies, Inc.
(a)
........... 3,348,182 52,901,276
Simpson Manufacturing Co., Inc. ........ 976,226 146,248,417
UFP Industries, Inc. ................. 1,368,746 140,159,590
Zurn Elkay Water Solutions Corp. ........ 3,369,870 94,423,757
948,061,124
Capital Markets — 1.4%
AlTi Global, Inc., Class A
(a)(b)
........... 466,587 3,247,445
Artisan Partners Asset Management, Inc.,
Class A ....................... 1,334,119 49,922,733
AssetMark Financial Holdings, Inc.
(a)(b)
..... 496,453 12,451,041
Avantax, Inc.
(a)
..................... 877,041 22,434,709
B Riley Financial, Inc. ................ 427,138 17,508,387
Bakkt Holdings, Inc., Class A
(a)(b)
......... 1,699,811 1,988,779
BGC Group, Inc., Class A ............. 7,220,095 38,122,102
Brightsphere Investment Group, Inc.
(b)
..... 747,239 14,488,964
Cohen & Steers, Inc. ................ 591,462 37,078,753
Diamond Hill Investment Group, Inc. ...... 66,214 11,161,694
Donnelley Financial Solutions, Inc.
(a)
...... 563,622 31,720,646
Forge Global Holdings, Inc.
(a)(b)
.......... 2,515,947 5,107,372
GCM Grosvenor, Inc., Class A .......... 924,025 7,170,434
Hamilton Lane, Inc., Class A ........... 832,257 75,269,323
MarketWise, Inc., Class A ............. 687,913 1,100,661
Moelis & Co., Class A ................ 1,454,017 65,619,787
NexPoint Strategic Cash Accrual
(a)(d)
...... 679,291 81,515
Open Lending Corp., Class A
(a)(b)
........ 2,258,627 16,533,150
P10, Inc., Class A .................. 889,229 10,359,518
Patria Investments Ltd., Class A ......... 1,207,014 17,598,264
Perella Weinberg Partners, Class A ....... 966,078 9,834,674
Piper Sandler Cos. .................. 397,181 57,714,371
PJT Partners, Inc., Class A ............ 543,736 43,194,388
Sculptor Capital Management, Inc., Class A . 490,816 5,693,466
Silvercrest Asset Management Group, Inc.,
Class A ....................... 211,196 3,351,681
StepStone Group, Inc., Class A ......... 1,230,049 38,844,947
StoneX Group, Inc.
(a)(b)
............... 408,997 39,639,989
Value Line, Inc. .................... 20,654 902,993
Victory Capital Holdings, Inc., Class A ..... 630,289 21,013,835
Virtus Investment Partners, Inc. ......... 158,709 32,057,631
WisdomTree, Inc. ................... 3,150,812 22,055,684
713,268,936
Chemicals — 1.9%
AdvanSix, Inc. ..................... 611,624 19,009,274
American Vanguard Corp.
(b)
............ 610,092 6,668,306
Aspen Aerogels, Inc.
(a)(b)
.............. 1,177,388 10,125,537
Avient Corp. ...................... 2,065,852 72,965,893
Balchem Corp. .................... 725,971 90,049,443
Cabot Corp. ...................... 1,262,169 87,430,447
Chase Corp. ...................... 167,696 21,335,962
Core Molding Technologies, Inc.
(a)(b)
....... 162,501 4,629,654
Security
Shares
Shares Value
Chemicals (continued)
Danimer Scientific, Inc., Class A
(a)(b)
....... 2,043,385 $ 4,229,807
Ecovyst, Inc.
(a)(b)
.................... 2,171,982 21,372,303
FutureFuel Corp. ................... 679,312 4,870,667
Hawkins, Inc. ..................... 438,801 25,823,439
HB Fuller Co. ..................... 1,225,981 84,114,556
Ingevity Corp.
(a)(b)
................... 834,734 39,741,686
Innospec, Inc. ..................... 564,904 57,733,189
Intrepid Potash, Inc.
(a)(b)
............... 249,796 6,284,867
Koppers Holdings, Inc.
(b)
.............. 462,415 18,288,513
Kronos Worldwide, Inc. ............... 553,297 4,288,052
Livent Corp.
(a)(b)
.................... 4,106,728 75,604,862
LSB Industries, Inc.
(a)(b)
............... 1,263,394 12,924,521
Mativ Holdings, Inc. ................. 1,243,535 17,732,809
Minerals Technologies, Inc. ............ 743,483 40,713,129
Origin Materials, Inc., Class A
(a)(b)
........ 2,626,917 3,362,454
Orion SA ........................ 1,278,630 27,209,246
Perimeter Solutions SA
(a)(b)
............ 3,542,010 16,080,725
PureCycle Technologies, Inc.
(a)(b)
......... 2,648,185 14,856,318
Quaker Chemical Corp.
(b)
............. 316,711 50,673,760
Rayonier Advanced Materials, Inc.
(a)
...... 1,444,948 5,115,116
Sensient Technologies Corp. ........... 960,057 56,144,133
Stepan Co. ....................... 484,789 36,344,631
Trinseo plc ....................... 801,719 6,550,044
Tronox Holdings plc ................. 2,682,112 36,047,585
Valhi, Inc.
(b)
....................... 67,824 899,346
979,220,274
Commercial Services & Supplies — 1.6%
ABM Industries, Inc. ................. 1,506,213 60,263,582
ACCO Brands Corp. ................. 2,123,354 12,188,052
ACV Auctions, Inc., Class A
(a)(b)
.......... 2,895,421 43,952,491
Aris Water Solutions, Inc., Class A
(b)
...... 676,763 6,754,095
BrightView Holdings, Inc.
(a)
............ 958,738 7,430,219
Brink's Co. (The) ................... 1,049,744 76,253,404
Casella Waste Systems, Inc., Class A
(a)(b)
... 1,278,315 97,535,434
CECO Environmental Corp.
(a)(b)
......... 671,801 10,728,662
Cimpress plc
(a)(b)
................... 407,157 28,505,062
CompX International, Inc. ............. 29,591 550,097
CoreCivic, Inc.
(a)
................... 2,596,531 29,210,974
Deluxe Corp. ...................... 992,867 18,755,258
Ennis, Inc. ....................... 588,809 12,494,527
Enviri Corp.
(a)
..................... 1,798,255 12,983,401
GEO Group, Inc. (The)
(a)
.............. 2,756,039 22,544,399
Healthcare Services Group, Inc. ......... 1,707,433 17,808,526
Heritage-Crystal Clean, Inc.
(a)(b)
......... 396,915 18,000,095
HNI Corp. ........................ 1,050,225 36,369,292
Interface, Inc.
(b)
.................... 1,320,060 12,949,789
LanzaTech Global, Inc.
(a)(b)
............. 467,954 2,185,345
Li-Cycle Holdings Corp.
(a)(b)
............ 3,150,141 11,183,001
Liquidity Services, Inc.
(a)(b)
............. 527,510 9,294,726
Matthews International Corp., Class A
(b)
.... 681,124 26,502,535
MillerKnoll, Inc. .................... 1,738,634 42,509,601
Montrose Environmental Group, Inc.
(a)(b)
.... 639,034 18,698,135
NL Industries, Inc. .................. 197,077 936,116
OPENLANE, Inc.
(a)(b)
................. 2,471,675 36,877,391
Performant Financial Corp.
(a)
........... 1,518,512 3,431,837
Pitney Bowes, Inc. .................. 2,823,565 8,527,166
Quad/Graphics, Inc., Class A
(a)(b)
......... 728,844 3,666,085
SP Plus Corp.
(a)
.................... 444,247 16,037,317
Steelcase, Inc., Class A .............. 2,122,601 23,709,453
UniFirst Corp. ..................... 342,217 55,784,793
Viad Corp.
(a)(b)
..................... 469,505 12,301,031
VSE Corp. ....................... 287,883 14,520,818
811,442,709

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Communications Equipment — 0.7%
ADTRAN Holdings, Inc. .............. 1,790,603 $ 14,736,663
Aviat Networks, Inc.
(a)(b)
............... 242,170 7,555,704
Calix, Inc.
(a)(b)
...................... 1,346,971 61,745,151
Cambium Networks Corp.
(a)
............ 275,474 2,019,224
Clearfield, Inc.
(a)(b)
................... 300,685 8,617,632
CommScope Holding Co., Inc.
(a)(b)
........ 4,751,597 15,965,366
Comtech Telecommunications Corp. ...... 617,007 5,398,811
Digi International, Inc.
(a)(b)
............. 800,602 21,616,254
DZS, Inc.
(a)(b)
...................... 536,052 1,125,709
Extreme Networks, Inc.
(a)
.............. 2,875,342 69,612,030
Harmonic, Inc.
(a)(b)
.................. 2,509,616 24,167,602
Infinera Corp.
(a)(b)
................... 4,544,053 18,994,141
KVH Industries, Inc.
(a)(b)
............... 393,808 2,008,421
NETGEAR, Inc.
(a)
................... 672,533 8,467,190
NetScout Systems, Inc.
(a)(b)
............ 1,569,272 43,971,001
Ribbon Communications, Inc.
(a)(b)
........ 2,043,067 5,475,420
Viavi Solutions, Inc.
(a)
................ 5,055,197 46,204,501
357,680,820
Construction & Engineering — 1.6%
Ameresco, Inc., Class A
(a)(b)
............ 736,231 28,389,067
API Group Corp.
(a)(b)
................. 4,763,199 123,509,750
Arcosa, Inc. ...................... 1,105,092 79,456,115
Argan, Inc. ....................... 282,336 12,851,935
Bowman Consulting Group Ltd.
(a)(b)
....... 227,036 6,363,819
Comfort Systems USA, Inc. ............ 804,925 137,167,269
Concrete Pumping Holdings, Inc.
(a)(b)
...... 553,329 4,747,563
Construction Partners, Inc., Class A
(a)(b)
.... 915,169 33,458,579
Dycom Industries, Inc.
(a)(b)
............. 652,902 58,108,278
Eneti, Inc. ........................ 572,615 5,771,959
Fluor Corp.
(a)
...................... 3,254,495 119,439,966
Granite Construction, Inc. ............. 1,016,173 38,634,897
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 1,486,924 11,850,784
IES Holdings, Inc.
(a)(b)
................ 186,165 12,262,689
INNOVATE Corp.
(a)(b)
................. 1,128,884 1,828,792
Limbach Holdings, Inc.
(a)(b)
............. 207,915 6,597,143
MYR Group, Inc.
(a)
.................. 374,892 50,520,446
Northwest Pipe Co.
(a)(b)
............... 211,777 6,389,312
Primoris Services Corp.
(b)
............. 1,212,261 39,677,303
Sterling Infrastructure, Inc.
(a)
........... 681,733 50,093,741
Tutor Perini Corp.
(a)
................. 984,828 7,711,203
834,830,610
Construction Materials — 0.3%
(b)
Knife River Corp.
(a)
.................. 1,284,751 62,734,391
Summit Materials, Inc., Class A
(a)
........ 2,726,161 84,892,654
United States Lime & Minerals, Inc. ....... 46,397 9,325,797
156,952,842
Consumer Finance — 0.8%
Atlanticus Holdings Corp.
(a)(b)
........... 113,100 3,428,061
Bread Financial Holdings, Inc. .......... 642,741 21,981,742
Consumer Portfolio Services, Inc.
(a)(b)
...... 196,029 1,777,983
Encore Capital Group, Inc.
(a)(b)
.......... 531,290 25,374,410
Enova International, Inc.
(a)
............. 690,708 35,136,316
FirstCash Holdings, Inc. .............. 857,565 86,082,375
Green Dot Corp., Class A
(a)
............ 1,011,599 14,091,574
LendingClub Corp.
(a)
................. 2,446,929 14,926,267
LendingTree, Inc.
(a)(b)
................ 245,537 3,805,824
Navient Corp. ..................... 2,057,319 35,427,033
Nelnet, Inc., Class A ................. 330,555 29,525,173
NerdWallet, Inc., Class A
(a)(b)
........... 789,083 7,014,948
OppFi, Inc., Class A
(a)(b)
............... 249,690 629,219
PRA Group, Inc.
(a)(b)
................. 885,466 17,009,802
PROG Holdings, Inc.
(a)
............... 1,057,320 35,113,597
Regional Management Corp. ........... 190,527 5,273,787
Security
Shares
Shares Value
Consumer Finance (continued)
Upstart Holdings, Inc.
(a)(b)
.............. 1,639,254 $ 46,784,309
World Acceptance Corp.
(a)(b)
............ 92,300 11,727,638
395,110,058
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 735,560 37,888,696
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 807,042 17,093,150
HF Foods Group, Inc.
(a)(b)
.............. 858,515 3,408,304
Ingles Markets, Inc., Class A
(b)
.......... 326,969 24,630,575
Natural Grocers by Vitamin Cottage, Inc.
(b)
.. 204,155 2,635,641
PriceSmart, Inc. .................... 589,907 43,906,778
SpartanNash Co. ................... 811,762 17,858,764
Sprouts Farmers Market, Inc.
(a)(b)
........ 2,362,076 101,096,853
United Natural Foods, Inc.
(a)(b)
.......... 1,343,008 18,990,133
Village Super Market, Inc., Class A ....... 188,507 4,267,798
Weis Markets, Inc.
(b)
................. 378,292 23,832,396
295,609,088
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS .............. 563,848 37,670,685
Greif, Inc., Class B .................. 113,902 7,581,317
Myers Industries, Inc. ................ 832,431 14,925,488
O-I Glass, Inc.
(a)(b)
................... 3,544,378 59,297,444
Pactiv Evergreen, Inc. ............... 970,914 7,893,531
Ranpak Holdings Corp., Class A
(a)(b)
...... 1,001,414 5,447,692
TriMas Corp.
(b)
..................... 946,475 23,434,721
156,250,878
Distributors — 0.0%
Weyco Group, Inc. .................. 126,158 3,198,105
Diversified Consumer Services — 1.2%
2U, Inc.
(a)(b)
....................... 1,824,301 4,506,023
Adtalem Global Education, Inc.
(a)(b)
....... 991,156 42,471,035
Carriage Services, Inc. ............... 297,885 8,415,251
Chegg, Inc.
(a)(b)
.................... 2,703,343 24,113,820
Coursera, Inc.
(a)
.................... 2,972,145 55,549,390
Duolingo, Inc., Class A
(a)(b)
............. 654,148 108,503,529
European Wax Center, Inc., Class A
(a)(b)
.... 770,621 12,484,060
Frontdoor, Inc.
(a)
.................... 1,868,758 57,165,307
Graham Holdings Co., Class B .......... 81,642 47,597,286
Laureate Education, Inc. .............. 2,987,445 42,122,974
Lincoln Educational Services Corp.
(a)(b)
..... 495,033 4,183,029
Nerdy, Inc., Class A
(a)(b)
............... 1,371,921 5,076,108
OneSpaWorld Holdings Ltd.
(a)
.......... 1,885,520 21,155,534
Perdoceo Education Corp.
(b)
........... 1,517,489 25,949,062
Rover Group, Inc., Class A
(a)(b)
.......... 2,125,457 13,305,361
Strategic Education, Inc.
(b)
............. 517,389 38,933,522
Stride, Inc.
(a)(b)
..................... 964,805 43,445,169
Udemy, Inc.
(a)(b)
.................... 1,961,100 18,630,450
Universal Technical Institute, Inc.
(a)(b)
...... 711,189 5,959,764
WW International, Inc.
(a)(b)
............. 1,253,656 13,877,972
593,444,646
Diversified REITs — 0.6%
Alexander & Baldwin, Inc. ............. 1,704,489 28,516,101
Alpine Income Property Trust, Inc. ....... 301,173 4,927,190
American Assets Trust, Inc. ............ 1,122,400 21,830,680
Armada Hoffler Properties, Inc. ......... 1,554,359 15,916,636
Broadstone Net Lease, Inc. ............ 4,320,211 61,779,017
CTO Realty Growth, Inc. .............. 554,553 8,989,304
Empire State Realty Trust, Inc., Class A
(b)
... 3,023,028 24,305,145
Essential Properties Realty Trust, Inc. ..... 3,569,885 77,216,613
Gladstone Commercial Corp. ........... 947,280 11,518,925
Global Net Lease, Inc. ............... 4,482,688 43,078,632
NexPoint Diversified Real Estate Trust .... 710,151 6,185,415
One Liberty Properties, Inc. ............ 387,067 7,303,954

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified REITs (continued)
Star Holdings
(a)(b)
................... 310,328 $ 3,885,307
315,452,919
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)(b)
.................... 300,137 9,418,299
AST SpaceMobile, Inc., Class A
(a)(b)
....... 1,817,992 6,908,370
ATN International, Inc. ............... 242,631 7,657,434
Bandwidth, Inc., Class A
(a)(b)
............ 544,044 6,131,376
Charge Enterprises, Inc.
(a)(b)
............ 3,042,343 1,512,653
Cogent Communications Holdings, Inc. .... 984,204 60,922,228
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 1,728,471 5,911,371
EchoStar Corp., Class A
(a)(b)
............ 783,506 13,123,725
Globalstar, Inc.
(a)(b)
.................. 15,753,505 20,637,092
IDT Corp., Class B
(a)
................. 350,260 7,723,233
Liberty Latin America Ltd., Class A
(a)
...... 861,231 7,027,645
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 3,234,470 26,393,275
Lumen Technologies, Inc.
(a)
............ 23,153,139 32,877,457
Ooma, Inc.
(a)(b)
..................... 534,016 6,947,548
213,191,706
Electric Utilities — 0.7%
ALLETE, Inc. ..................... 1,325,817 70,003,138
Genie Energy Ltd., Class B
(b)
........... 437,890 6,450,120
MGE Energy, Inc. ................... 833,165 57,080,134
Otter Tail Corp. .................... 940,127 71,374,442
PNM Resources, Inc. ................ 1,947,758 86,889,484
Portland General Electric Co. ........... 2,213,097 89,586,166
381,383,484
Electrical Equipment — 1.6%
Allient, Inc. ....................... 297,930 9,211,996
Amprius Technologies, Inc.
(a)(b)
.......... 165,284 783,446
Array Technologies, Inc.
(a)(b)
............ 3,448,339 76,518,642
Atkore, Inc.
(a)(b)
..................... 878,279 131,030,444
Babcock & Wilcox Enterprises, Inc.
(a)
...... 1,324,026 5,574,149
Blink Charging Co.
(a)(b)
................ 1,234,765 3,778,381
Bloom Energy Corp., Class A
(a)(b)
........ 4,392,109 58,239,365
Dragonfly Energy Holdings Corp.
(a)(b)
...... 561,528 864,753
Encore Wire Corp.
(b)
................. 364,654 66,534,769
Energy Vault Holdings, Inc.
(a)(b)
.......... 2,227,295 5,679,602
EnerSys ......................... 939,556 88,947,767
Enovix Corp.
(a)(b)
.................... 3,110,058 39,031,228
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 2,466,236 5,302,407
ESS Tech, Inc.
(a)(b)
.................. 2,184,877 4,107,569
Fluence Energy, Inc., Class A
(a)(b)
........ 900,478 20,701,989
FTC Solar, Inc.
(a)(b)
.................. 1,519,120 1,944,474
FuelCell Energy, Inc.
(a)(b)
.............. 9,326,154 11,937,477
GrafTech International Ltd.
(b)
........... 4,403,332 16,864,762
LSI Industries, Inc. .................. 588,978 9,352,971
NEXTracker, Inc., Class A
(a)(b)
........... 1,128,389 45,316,102
NuScale Power Corp., Class A
(a)(b)
........ 1,204,514 5,902,119
Powell Industries, Inc. ................ 208,897 17,317,561
Preformed Line Products Co.
(b)
.......... 56,798 9,234,219
SES AI Corp., Class A
(a)(b)
............. 2,903,792 6,591,608
Shoals Technologies Group, Inc., Class A
(a)(b)
3,901,654 71,205,185
SKYX Platforms Corp.
(a)(b)
............. 1,302,563 1,849,639
Stem, Inc.
(a)(b)
..................... 3,224,161 13,670,443
SunPower Corp.
(a)(b)
................. 2,015,064 12,432,945
Thermon Group Holdings, Inc.
(a)(b)
........ 758,908 20,847,203
TPI Composites, Inc.
(a)(b)
.............. 959,807 2,543,489
Vicor Corp.
(a)(b)
..................... 505,915 29,793,334
793,110,038
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components — 2.8%
908 Devices, Inc.
(a)(b)
................. 498,486 $ 3,319,917
Advanced Energy Industries, Inc.
(b)
....... 854,150 88,079,948
Aeva Technologies, Inc.
(a)(b)
............ 1,881,492 1,439,153
Akoustis Technologies, Inc.
(a)(b)
.......... 1,610,201 1,212,320
Arlo Technologies, Inc.
(a)(b)
............. 1,989,888 20,495,846
Badger Meter, Inc.
(b)
................. 669,170 96,273,488
Bel Fuse, Inc., Class B, NVS ........... 240,618 11,482,291
Belden, Inc.
(b)
..................... 968,965 93,553,571
Benchmark Electronics, Inc. ........... 822,650 19,957,489
Climb Global Solutions, Inc.
(b)
........... 93,883 4,037,908
CTS Corp. ....................... 713,862 29,796,600
Daktronics, Inc.
(a)(b)
.................. 856,214 7,637,429
ePlus, Inc.
(a)
...................... 607,609 38,595,324
Evolv Technologies Holdings, Inc.
(a)(b)
..... 2,580,622 12,541,823
Fabrinet
(a)
........................ 838,515 139,713,369
FARO Technologies, Inc.
(a)(b)
........... 436,213 6,643,524
Insight Enterprises, Inc.
(a)(b)
............ 655,961 95,442,325
Iteris, Inc.
(a)(b)
...................... 883,761 3,658,771
Itron, Inc.
(a)
....................... 1,039,024 62,944,074
Kimball Electronics, Inc.
(a)
............. 542,926 14,865,314
Knowles Corp.
(a)(b)
.................. 2,072,081 30,687,520
Lightwave Logic, Inc.
(a)(b)
.............. 2,620,536 11,713,796
Luna Innovations, Inc.
(a)(b)
............. 731,963 4,289,303
Methode Electronics, Inc. ............. 808,991 18,485,444
MicroVision, Inc.
(a)(b)
................. 4,009,437 8,780,667
Mirion Technologies, Inc., Class A
(a)(b)
..... 4,557,936 34,047,782
Motomova, Inc., NVS
(a)(d)
.............. 26,106 —
Napco Security Technologies, Inc. ....... 712,201 15,846,472
nLight, Inc.
(a)(b)
..................... 1,017,798 10,585,099
Novanta, Inc.
(a)(b)
................... 814,721 116,863,580
OSI Systems, Inc.
(a)(b)
................ 361,584 42,681,375
PAR Technology Corp.
(a)(b)
............. 605,641 23,341,404
PC Connection, Inc. ................. 263,992 14,091,893
Plexus Corp.
(a)(b)
.................... 627,168 58,314,081
Presto Automation, Inc.
(a)(b)
............ 184,611 263,994
Richardson Electronics Ltd. ............ 266,127 2,908,768
Rogers Corp.
(a)
.................... 394,519 51,867,413
Sanmina Corp.
(a)
................... 1,308,824 71,042,967
ScanSource, Inc.
(a)(b)
................. 574,286 17,406,609
SmartRent, Inc., Class A
(a)(b)
............ 4,223,944 11,024,494
TTM Technologies, Inc.
(a)
.............. 2,330,540 30,017,355
Vishay Intertechnology, Inc. ............ 2,920,600 72,197,232
Vishay Precision Group, Inc.
(a)(b)
......... 268,709 9,023,248
Vuzix Corp.
(a)(b)
.................... 1,359,241 4,934,045
1,412,105,025
Energy Equipment & Services — 3.0%
Archrock, Inc. ..................... 3,171,779 39,964,415
Atlas Energy Solutions, Inc., Class A
(b)
..... 369,415 8,212,096
Borr Drilling Ltd.
(a)(b)
................. 5,006,183 35,543,899
Bristow Group, Inc.
(a)(b)
............... 532,871 15,010,976
Cactus, Inc., Class A ................ 1,470,273 73,822,407
ChampionX Corp.
(b)
................. 4,540,539 161,733,999
Core Laboratories, Inc. ............... 1,065,223 25,576,004
Diamond Offshore Drilling, Inc.
(a)(b)
....... 2,324,657 34,125,965
DMC Global, Inc.
(a)
.................. 443,620 10,855,381
Dril-Quip, Inc.
(a)(b)
................... 775,426 21,843,750
Expro Group Holdings NV
(a)(b)
........... 2,006,309 46,606,558
Forum Energy Technologies, Inc.
(a)(b)
...... 212,879 5,113,354
Helix Energy Solutions Group, Inc.
(a)
...... 3,282,715 36,667,927
Helmerich & Payne, Inc. .............. 2,222,389 93,695,920
KLX Energy Services Holdings, Inc.
(a)(b)
.... 285,198 3,379,596
Kodiak Gas Services, Inc.
(a)(b)
........... 311,842 5,575,735
Liberty Energy, Inc., Class A ........... 3,776,572 69,942,114
Mammoth Energy Services, Inc.
(a)(b)
....... 515,622 2,392,486

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Nabors Industries Ltd.
(a)
.............. 210,160 $ 25,879,102
Newpark Resources, Inc.
(a)
............ 1,718,286 11,873,356
Noble Corp. plc
(b)
................... 2,518,227 127,548,198
Oceaneering International, Inc.
(a)(b)
....... 2,293,132 58,979,355
Oil States International, Inc.
(a)(b)
......... 1,463,312 12,247,921
Patterson-UTI Energy, Inc. ............ 8,069,145 111,676,967
ProFrac Holding Corp., Class A
(a)(b)
....... 590,700 6,426,816
ProPetro Holding Corp.
(a)(b)
............ 2,269,362 24,123,318
Ranger Energy Services, Inc. ........... 318,815 4,520,797
RPC, Inc. ........................ 1,939,881 17,342,536
SEACOR Marine Holdings, Inc.
(a)(b)
....... 539,578 7,489,343
Seadrill Ltd.
(a)
..................... 1,151,243 51,564,174
Select Water Solutions, Inc., Class A ...... 1,867,371 14,845,600
Solaris Oilfield Infrastructure, Inc., Class A .. 717,333 7,646,770
TETRA Technologies, Inc.
(a)
............ 2,865,721 18,283,300
Tidewater, Inc.
(a)(b)
.................. 1,082,807 76,955,094
US Silica Holdings, Inc.
(a)
............. 1,716,478 24,099,351
Valaris Ltd.
(a)
...................... 1,398,945 104,892,896
Weatherford International plc
(a)
.......... 1,621,707 146,488,793
1,542,946,269
Entertainment — 0.4%
Atlanta Braves Holdings, Inc., Class A
(a)(b)
... 253,135 9,889,984
Atlanta Braves Holdings, Inc., Class C, NVS
(a)(b)
1,037,209 37,059,478
Cinemark Holdings, Inc.
(a)(b)
............ 2,506,615 45,996,385
IMAX Corp.
(a)(b)
.................... 1,023,745 19,778,753
Lions Gate Entertainment Corp., Class A
(a)(b)
. 1,393,538 11,817,203
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 2,622,937 20,642,514
Loop Media, Inc.
(a)
.................. 763,458 379,439
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 986,149 32,454,164
Marcus Corp. (The)
(b)
................ 568,100 8,805,550
Playstudios, Inc., Class A
(a)(b)
........... 1,912,590 6,082,036
Reservoir Media, Inc.
(a)(b)
.............. 444,689 2,712,603
Sphere Entertainment Co., Class A
(a)(b)
..... 598,906 22,255,347
Vivid Seats, Inc., Class A
(a)(b)
........... 577,427 3,707,081
221,580,537
Financial Services — 2.3%
Acacia Research Corp.
(a)(b)
............. 811,602 2,962,347
Alerus Financial Corp. ............... 432,630 7,865,213
A-Mark Precious Metals, Inc. ........... 430,350 12,622,166
AvidXchange Holdings, Inc.
(a)(b)
.......... 3,424,634 32,465,530
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 626,060 13,272,472
Cannae Holdings, Inc.
(a)(b)
............. 1,654,849 30,846,385
Cantaloupe, Inc.
(a)
.................. 1,338,052 8,362,825
Cass Information Systems, Inc. ......... 321,875 11,989,844
Compass Diversified Holdings .......... 1,456,401 27,336,647
Enact Holdings, Inc. ................. 697,409 18,990,447
Essent Group Ltd. .................. 2,413,539 114,136,259
EVERTEC, Inc. .................... 1,485,278 55,222,636
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 207,707 32,049,190
Finance of America Cos., Inc., Class A
(a)(b)
.. 1,070,165 1,369,811
Flywire Corp.
(a)(b)
................... 2,197,339 70,073,141
I3 Verticals, Inc., Class A
(a)(b)
........... 512,123 10,826,280
International Money Express, Inc.
(a)(b)
...... 748,810 12,677,353
Jackson Financial, Inc., Class A ......... 1,802,169 68,878,899
Marqeta, Inc., Class A
(a)(b)
............. 11,177,633 66,842,245
Merchants Bancorp ................. 365,529 10,132,464
Mr Cooper Group, Inc.
(a)(b)
............. 1,494,635 80,052,651
NewtekOne, Inc.
(b)
.................. 538,185 7,938,229
NMI Holdings, Inc., Class A
(a)
........... 1,869,598 50,647,410
Security
Shares
Shares Value
Financial Services (continued)
Ocwen Financial Corp.
(a)(b)
............. 145,939 $ 3,776,901
Pagseguro Digital Ltd., Class A
(a)
........ 4,578,356 39,419,645
Payoneer Global, Inc.
(a)
............... 5,753,020 35,208,482
Paysafe Ltd.
(a)
..................... 754,852 9,050,676
Paysign, Inc.
(a)(b)
.................... 702,241 1,369,370
PennyMac Financial Services, Inc. ....... 580,933 38,690,138
Priority Technology Holdings, Inc.
(a)(b)
...... 203,124 658,122
Radian Group, Inc. .................. 3,296,667 82,779,308
Remitly Global, Inc.
(a)(b)
............... 2,973,954 75,003,120
Repay Holdings Corp., Class A
(a)(b)
....... 1,875,599 14,235,797
Security National Financial Corp., Class A
(a)(b)
253,711 1,989,097
StoneCo Ltd., Class A
(a)
.............. 6,633,370 70,778,058
SWK Holdings Corp.
(a)(b)
.............. 37,842 596,012
Velocity Financial, Inc.
(a)(b)
............. 206,529 2,333,778
Walker & Dunlop, Inc. ................ 725,022 53,825,633
Waterstone Financial, Inc. ............. 442,741 4,848,014
1,182,122,595
Food Products — 1.2%
Alico, Inc.
(b)
....................... 169,928 4,241,403
B&G Foods, Inc. ................... 1,625,352 16,074,731
Benson Hill, Inc.
(a)(b)
................. 3,925,681 1,301,363
Beyond Meat, Inc.
(a)(b)
................ 1,349,209 12,979,391
BRC, Inc., Class A
(a)(b)
................ 859,967 3,087,282
Calavo Growers, Inc. ................ 391,971 9,889,428
Cal-Maine Foods, Inc. ................ 869,422 42,097,413
Dole plc
(b)
........................ 1,633,456 18,915,420
Forafric Global plc
(a)(b)
................ 46,935 529,896
Fresh Del Monte Produce, Inc. .......... 786,133 20,313,677
Hain Celestial Group, Inc. (The)
(a)
........ 2,046,171 21,218,793
Hostess Brands, Inc., Class A
(a)
......... 3,024,581 100,748,793
J & J Snack Foods Corp. .............. 343,580 56,226,867
John B Sanfilippo & Son, Inc. ........... 204,071 20,162,215
Lancaster Colony Corp. .............. 444,958 73,431,419
Limoneira Co.
(b)
.................... 376,388 5,766,264
Mission Produce, Inc.
(a)(b)
.............. 1,080,592 10,460,131
Seneca Foods Corp., Class A
(a)(b)
........ 120,814 6,503,418
Simply Good Foods Co. (The)
(a)(b)
........ 2,061,554 71,164,844
Sovos Brands, Inc.
(a)(b)
............... 1,155,835 26,064,079
SunOpta, Inc.
(a)(b)
................... 2,063,717 6,954,726
TreeHouse Foods, Inc.
(a)
.............. 1,175,096 51,210,684
Utz Brands, Inc., Class A
(b)
............ 1,619,752 21,753,269
Vital Farms, Inc.
(a)(b)
................. 684,795 7,929,926
Westrock Coffee Co.
(a)(b)
.............. 628,272 5,566,490
614,591,922
Gas Utilities — 0.9%
Brookfield Infrastructure Corp., Class A
(b)
... 2,246,434 79,388,978
Chesapeake Utilities Corp. ............ 398,420 38,945,555
New Jersey Resources Corp. ........... 2,216,291 90,047,903
Northwest Natural Holding Co. .......... 826,998 31,558,244
ONE Gas, Inc. ..................... 1,262,036 86,171,818
RGC Resources, Inc. ................ 164,875 2,852,337
Southwest Gas Holdings, Inc. .......... 1,409,602 85,154,057
Spire, Inc. ........................ 1,179,750 66,750,255
480,869,147
Ground Transportation — 0.5%
ArcBest Corp.
(b)
.................... 550,423 55,950,498
Bird Global, Inc., Class A
(a)
............ 2 1
Covenant Logistics Group, Inc., Class A .... 190,237 8,341,893
Daseke, Inc.
(a)(b)
.................... 945,304 4,849,410
FTAI Infrastructure, Inc. ............... 2,173,212 6,997,743
Heartland Express, Inc.
(b)
............. 1,039,502 15,270,284
Marten Transport Ltd. ................ 1,316,309 25,944,450
PAM Transportation Services, Inc.
(a)(b)
..... 153,708 3,312,407

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Ground Transportation (continued)
RXO, Inc.
(a)(b)
...................... 2,649,479 $ 52,274,221
TuSimple Holdings, Inc., Class A
(a)(b)
...... 3,879,398 6,051,861
Universal Logistics Holdings, Inc. ........ 154,967 3,902,069
Werner Enterprises, Inc. .............. 1,433,060 55,817,687
238,712,524
Health Care Equipment & Supplies — 3.0%
Accuray, Inc.
(a)(b)
.................... 2,131,520 5,797,734
Alphatec Holdings, Inc.
(a)(b)
............. 1,820,256 23,608,720
AngioDynamics, Inc.
(a)(b)
.............. 872,913 6,380,994
Artivion, Inc.
(a)(b)
.................... 896,044 13,584,027
AtriCure, Inc.
(a)(b)
................... 1,061,669 46,501,102
Atrion Corp. ...................... 30,327 12,530,207
Avanos Medical, Inc.
(a)(b)
.............. 1,058,213 21,397,067
AxoGen, Inc.
(a)
..................... 919,277 4,596,385
Axonics, Inc.
(a)(b)
.................... 1,116,487 62,657,250
Beyond Air, Inc.
(a)(b)
.................. 607,817 1,404,057
Butterfly Network, Inc., Class A
(a)(b)
....... 3,219,087 3,798,523
Cerus Corp.
(a)(b)
.................... 4,100,975 6,643,579
ClearPoint Neuro, Inc.
(a)(b)
............. 507,320 2,541,673
CONMED Corp.
(b)
.................. 699,550 70,549,618
Cutera, Inc.
(a)(b)
.................... 415,638 2,502,141
CVRx, Inc.
(a)(b)
..................... 250,680 3,802,816
Embecta Corp. .................... 1,314,953 19,790,043
Glaukos Corp.
(a)(b)
................... 1,067,772 80,349,843
Haemonetics Corp.
(a)(b)
............... 1,140,792 102,192,147
Inari Medical, Inc.
(a)(b)
................ 1,217,124 79,599,910
Inmode Ltd.
(a)(b)
.................... 1,763,238 53,708,229
Inogen, Inc.
(a)
..................... 527,521 2,753,660
Integer Holdings Corp.
(a)(b)
............. 757,382 59,401,470
iRadimed Corp. .................... 160,770 7,133,365
iRhythm Technologies, Inc.
(a)(b)
.......... 699,101 65,897,260
KORU Medical Systems, Inc.
(a)(b)
......... 638,457 1,723,834
Lantheus Holdings, Inc.
(a)(b)
............ 1,548,481 107,588,460
LeMaitre Vascular, Inc. ............... 447,325 24,370,266
LivaNova plc
(a)
..................... 1,236,852 65,404,734
Merit Medical Systems, Inc.
(a)(b)
.......... 1,295,051 89,384,420
Nano-X Imaging Ltd.
(a)(b)
.............. 1,082,946 7,104,126
Neogen Corp.
(a)(b)
................... 4,959,858 91,955,767
Nevro Corp.
(a)(b)
.................... 808,629 15,541,849
Omnicell, Inc.
(a)(b)
................... 1,023,679 46,106,502
OraSure Technologies, Inc.
(a)(b)
.......... 1,643,241 9,744,419
Orchestra BioMed Holdings, Inc.
(a)(b)
...... 244,488 2,131,935
Orthofix Medical, Inc.
(a)(b)
.............. 807,306 10,381,955
OrthoPediatrics Corp.
(a)(b)
.............. 360,871 11,547,872
Outset Medical, Inc.
(a)(b)
............... 1,131,996 12,316,116
Paragon 28, Inc.
(a)(b)
................. 1,000,417 12,555,233
PROCEPT BioRobotics Corp.
(a)(b)
........ 824,776 27,060,901
Pulmonx Corp.
(a)(b)
.................. 834,643 8,621,862
Pulse Biosciences, Inc.
(a)(b)
............. 366,828 1,478,317
RxSight, Inc.
(a)(b)
.................... 615,094 17,154,972
Sanara Medtech, Inc.
(a)(b)
.............. 83,546 2,600,787
Semler Scientific, Inc.
(a)(b)
.............. 110,662 2,807,495
SI-BONE, Inc.
(a)(b)
................... 797,280 16,934,227
Sight Sciences, Inc.
(a)(b)
............... 477,637 1,609,637
Silk Road Medical, Inc.
(a)(b)
............. 880,348 13,196,417
STAAR Surgical Co.
(a)(b)
............... 1,109,328 44,572,799
Surmodics, Inc.
(a)(b)
.................. 311,945 10,010,315
Tactile Systems Technology, Inc.
(a)(b)
...... 535,213 7,519,743
Tela Bio, Inc.
(a)(b)
.................... 353,333 2,826,664
TransMedics Group, Inc.
(a)(b)
............ 720,832 39,465,552
Treace Medical Concepts, Inc.
(a)(b)
........ 1,029,577 13,497,754
UFP Technologies, Inc.
(a)(b)
............. 161,446 26,065,457
Utah Medical Products, Inc. ............ 70,138 6,031,868
Varex Imaging Corp.
(a)(b)
.............. 881,291 16,559,458
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Vicarious Surgical, Inc., Class A
(a)(b)
....... 1,518,202 $ 896,802
Zimvie, Inc.
(a)(b)
.................... 590,902 5,560,388
Zynex, Inc.
(a)(b)
..................... 443,247 3,545,976
1,534,996,699
Health Care Providers & Services — 2.7%
23andMe Holding Co., Class A
(a)(b)
....... 6,034,316 5,899,751
Accolade, Inc.
(a)(b)
................... 1,539,947 16,292,639
AdaptHealth Corp.
(a)(b)
................ 2,166,982 19,719,536
Addus HomeCare Corp.
(a)
............. 355,503 30,285,301
Agiliti, Inc.
(a)(b)
..................... 665,044 4,316,135
AirSculpt Technologies, Inc.
(a)(b)
......... 267,403 1,829,036
Alignment Healthcare, Inc.
(a)(b)
.......... 1,962,688 13,621,055
AMN Healthcare Services, Inc.
(a)(b)
....... 906,627 77,226,488
Apollo Medical Holdings, Inc.
(a)(b)
......... 976,096 30,112,562
ATI Physical Therapy, Inc.
(a)
............ 2 18
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 1,134,431 1,349,973
Brookdale Senior Living, Inc.
(a)(b)
......... 4,225,923 17,495,321
Cano Health, Inc., Class A
(a)(b)
.......... 5,443,847 1,380,560
CareMax, Inc., Class A
(a)(b)
............. 1,768,560 3,749,347
Castle Biosciences, Inc.
(a)(b)
............ 567,145 9,579,079
Community Health Systems, Inc.
(a)(b)
...... 2,872,523 8,330,317
CorVel Corp.
(a)(b)
.................... 197,621 38,862,170
Cross Country Healthcare, Inc.
(a)(b)
....... 786,733 19,503,111
DocGo, Inc.
(a)(b)
.................... 1,764,266 9,403,538
Enhabit, Inc.
(a)(b)
.................... 1,150,283 12,940,684
Ensign Group, Inc. (The)
(b)
............. 1,239,241 115,162,666
Fulgent Genetics, Inc.
(a)(b)
............. 464,688 12,425,757
Guardant Health, Inc.
(a)
............... 2,571,653 76,223,795
HealthEquity, Inc.
(a)(b)
................ 1,915,031 139,893,014
Hims & Hers Health, Inc., Class A
(a)(b)
..... 2,787,968 17,536,319
InfuSystem Holdings, Inc.
(a)(b)
........... 372,633 3,592,182
Innovage Holding Corp.
(a)(b)
............ 434,541 2,602,901
Invitae Corp.
(a)(b)
.................... 6,121,289 3,704,604
Joint Corp. (The)
(a)
.................. 329,646 2,963,517
LifeStance Health Group, Inc.
(a)(b)
........ 2,427,592 16,677,557
ModivCare, Inc.
(a)
................... 292,007 9,201,141
National HealthCare Corp. ............. 282,241 18,057,779
National Research Corp. .............. 327,418 14,527,537
NeoGenomics, Inc.
(a)(b)
............... 2,912,344 35,821,831
OPKO Health, Inc.
(a)(b)
................ 9,266,001 14,825,602
Option Care Health, Inc.
(a)
............. 3,873,775 125,316,621
Owens & Minor, Inc.
(a)
................ 1,695,550 27,400,088
P3 Health Partners, Inc., Class A
(a)(b)
...... 924,569 1,359,116
Patterson Cos., Inc. ................. 1,952,894 57,883,778
Pediatrix Medical Group, Inc.
(a)(b)
......... 1,929,247 24,520,729
Pennant Group, Inc. (The)
(a)(b)
.......... 649,308 7,226,798
PetIQ, Inc., Class A
(a)(b)
............... 629,648 12,404,066
Privia Health Group, Inc.
(a)(b)
............ 2,498,442 57,464,166
Progyny, Inc.
(a)(b)
................... 1,785,446 60,740,873
Quipt Home Medical Corp.
(a)(b)
.......... 846,488 4,308,624
RadNet, Inc.
(a)(b)
.................... 1,349,187 38,033,581
Select Medical Holdings Corp. .......... 2,367,355 59,823,061
Surgery Partners, Inc.
(a)(b)
............. 1,540,394 45,056,524
US Physical Therapy, Inc. ............. 330,447 30,311,903
Viemed Healthcare, Inc.
(a)(b)
............ 707,123 4,758,938
1,361,721,689
Health Care REITs — 0.6%
CareTrust REIT, Inc. ................. 2,335,054 47,868,607
Community Healthcare Trust, Inc. ........ 592,498 17,597,191
Diversified Healthcare Trust ............ 5,498,773 10,667,620
Global Medical REIT, Inc. ............. 1,461,753 13,111,924
LTC Properties, Inc. ................. 969,731 31,157,457
National Health Investors, Inc. .......... 971,893 49,916,424

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care REITs (continued)
Physicians Realty Trust ............... 5,505,742 $ 67,114,995
Sabra Health Care REIT, Inc. ........... 5,323,471 74,209,186
Universal Health Realty Income Trust ..... 314,951 12,733,469
324,376,873
Health Care Technology — 0.5%
American Well Corp., Class A
(a)(b)
........ 5,584,202 6,533,516
Computer Programs & Systems, Inc.
(a)(b)
... 319,787 5,097,405
Definitive Healthcare Corp., Class A
(a)(b)
.... 1,056,790 8,443,752
Evolent Health, Inc., Class A
(a)(b)
......... 2,513,381 68,439,365
Health Catalyst, Inc.
(a)(b)
............... 1,274,505 12,897,990
HealthStream, Inc.
(b)
................. 545,926 11,781,083
Multiplan Corp., Class A
(a)(b)
............ 8,908,506 14,966,290
NextGen Healthcare, Inc.
(a)
............ 1,255,997 29,804,809
OptimizeRx Corp.
(a)(b)
................ 393,156 3,058,754
Phreesia, Inc.
(a)(b)
................... 1,178,471 22,013,838
Schrodinger, Inc.
(a)(b)
................. 1,238,233 35,004,847
Sharecare, Inc., Class A
(a)(b)
............ 7,051,902 6,631,609
Simulations Plus, Inc.
(b)
............... 359,983 15,011,291
Veradigm, Inc.
(a)(b)
................... 2,478,579 32,568,528
272,253,077
Hotel & Resort REITs — 0.9%
Apple Hospitality REIT, Inc. ............ 4,971,165 76,257,671
Braemar Hotels & Resorts, Inc. ......... 1,548,856 4,290,331
Chatham Lodging Trust ............... 1,102,933 10,555,069
DiamondRock Hospitality Co.
(b)
......... 4,879,100 39,179,173
Hersha Hospitality Trust, Class A ........ 723,951 7,138,157
Pebblebrook Hotel Trust
(b)
............. 2,789,038 37,903,026
RLJ Lodging Trust .................. 3,646,665 35,700,850
Ryman Hospitality Properties, Inc. ....... 1,319,056 109,850,984
Service Properties Trust .............. 3,793,626 29,172,984
Summit Hotel Properties, Inc. ........... 2,451,866 14,220,823
Sunstone Hotel Investors, Inc.
(b)
......... 4,791,248 44,798,169
Xenia Hotels & Resorts, Inc. ........... 2,487,321 29,300,641
438,367,878
Hotels, Restaurants & Leisure — 2.2%
Accel Entertainment, Inc., Class A
(a)(b)
..... 1,215,694 13,311,849
Bally's Corp.
(a)(b)
.................... 667,665 8,753,088
Biglari Holdings, Inc., Class B, NVS
(a)(b)
.... 16,337 2,711,942
BJ's Restaurants, Inc.
(a)
............... 529,215 12,415,384
Bloomin' Brands, Inc. ................ 2,004,257 49,284,680
Bluegreen Vacations Holding Corp. ....... 248,160 9,102,509
Bowlero Corp., Class A
(a)(b)
............. 676,919 6,511,961
Brinker International, Inc.
(a)(b)
........... 1,002,830 31,679,400
Carrols Restaurant Group, Inc.
(a)(b)
....... 852,757 5,619,669
Century Casinos, Inc.
(a)
............... 580,431 2,977,611
Cheesecake Factory, Inc. (The)
(b)
........ 1,110,456 33,646,817
Chuy's Holdings, Inc.
(a)(b)
.............. 411,878 14,654,619
Cracker Barrel Old Country Store, Inc. ..... 506,968 34,068,250
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 825,175 30,589,237
Denny's Corp.
(a)
.................... 1,233,112 10,444,459
Dine Brands Global, Inc. .............. 365,187 18,058,497
El Pollo Loco Holdings, Inc. ............ 651,838 5,833,950
Everi Holdings, Inc.
(a)(b)
............... 1,920,800 25,392,976
Fiesta Restaurant Group, Inc.
(a)
......... 398,917 3,374,838
First Watch Restaurant Group, Inc.
(a)(b)
..... 484,317 8,373,841
Full House Resorts, Inc.
(a)(b)
............ 721,849 3,082,295
Global Business Travel Group I
(a)(b)
....... 710,948 3,910,214
Golden Entertainment, Inc. ............ 462,753 15,816,898
Hilton Grand Vacations, Inc.
(a)(b)
......... 1,856,172 75,546,200
Inspired Entertainment, Inc.
(a)(b)
.......... 481,369 5,757,173
International Game Technology plc ....... 2,478,968 75,162,310
Jack in the Box, Inc. ................. 467,778 32,304,749
Krispy Kreme, Inc.
(b)
................. 2,003,103 24,978,694
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Kura Sushi USA, Inc., Class A
(a)(b)
........ 133,401 $ 8,820,474
Life Time Group Holdings, Inc.
(a)(b)
........ 1,021,849 15,542,323
Light & Wonder, Inc., Class A
(a)(b)
........ 2,081,141 148,447,788
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 801,635 5,771,772
Monarch Casino & Resort, Inc. .......... 306,484 19,032,656
Mondee Holdings, Inc., Class A
(a)(b)
....... 1,034,303 3,692,462
Nathan's Famous, Inc. ............... 53,037 3,747,594
Noodles & Co., Class A
(a)(b)
............ 946,237 2,327,743
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 472,853 2,600,692
Papa John's International, Inc.
(b)
......... 749,259 51,114,449
PlayAGS, Inc.
(a)
.................... 841,533 5,486,795
Portillo's, Inc., Class A
(a)(b)
............. 1,022,800 15,740,892
Potbelly Corp.
(a)(b)
................... 571,148 4,454,954
RCI Hospitality Holdings, Inc.
(b)
.......... 194,336 11,788,422
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 364,031 2,926,809
Red Rock Resorts, Inc., Class A ......... 1,088,114 44,612,674
Rush Street Interactive, Inc., Class A
(a)(b)
... 1,428,362 6,599,032
Sabre Corp.
(a)
..................... 7,548,421 33,892,410
SeaWorld Entertainment, Inc.
(a)(b)
........ 833,229 38,536,841
Shake Shack, Inc., Class A
(a)(b)
.......... 855,581 49,683,589
Six Flags Entertainment Corp.
(a)
......... 1,654,462 38,896,402
Super Group SGHC Ltd.
(a)(b)
............ 3,074,870 11,346,270
Sweetgreen, Inc., Class A
(a)(b)
........... 2,204,012 25,897,141
Target Hospitality Corp.
(a)(b)
............ 713,442 11,329,459
Xponential Fitness, Inc., Class A
(a)(b)
...... 562,802 8,723,431
1,134,377,184
Household Durables — 2.0%
Beazer Homes USA, Inc.
(a)(b)
........... 672,679 16,756,434
Cavco Industries, Inc.
(a)(b)
.............. 198,365 52,697,646
Century Communities, Inc. ............ 656,340 43,830,385
Cricut, Inc., Class A
(b)
................ 1,085,445 10,083,784
Dream Finders Homes, Inc., Class A
(a)(b)
.... 548,763 12,199,002
Ethan Allen Interiors, Inc. ............. 519,579 15,535,412
GoPro, Inc., Class A
(a)(b)
............... 3,057,347 9,600,070
Green Brick Partners, Inc.
(a)(b)
........... 592,734 24,604,388
Helen of Troy Ltd.
(a)(b)
................ 548,479 63,930,712
Hooker Furnishings Corp. ............. 234,820 4,567,249
Hovnanian Enterprises, Inc., Class A
(a)
..... 109,928 11,175,281
Installed Building Products, Inc. ......... 539,249 67,346,808
iRobot Corp.
(a)(b)
.................... 629,156 23,845,012
KB Home ........................ 1,657,559 76,711,831
Landsea Homes Corp.
(a)
.............. 307,732 2,766,511
La-Z-Boy, Inc. ..................... 991,515 30,617,983
Legacy Housing Corp.
(a)(b)
............. 205,459 3,987,959
LGI Homes, Inc.
(a)(b)
................. 473,911 47,149,405
Lovesac Co. (The)
(a)(b)
................ 323,259 6,439,319
M/I Homes, Inc.
(a)
................... 612,743 51,494,922
MDC Holdings, Inc. ................. 1,346,484 55,515,535
Meritage Homes Corp.
(b)
.............. 825,214 100,997,941
Purple Innovation, Inc.
(b)
.............. 1,300,474 2,223,811
Skyline Champion Corp.
(a)(b)
............ 1,217,503 77,579,291
Snap One Holdings Corp.
(a)(b)
........... 407,852 3,768,553
Sonos, Inc.
(a)(b)
..................... 2,901,619 37,459,901
Taylor Morrison Home Corp.
(a)(b)
......... 2,397,882 102,173,752
Traeger, Inc.
(a)(b)
.................... 814,274 2,222,968
TRI Pointe Homes, Inc.
(a)
.............. 2,252,684 61,610,907
United Homes Group, Inc., Class A
(a)(b)
..... 89,161 499,302
Vizio Holding Corp., Class A
(a)(b)
......... 1,714,423 9,275,028
VOXX International Corp., Class A
(a)(b)
..... 290,535 2,318,469
1,030,985,571
Household Products — 0.3%
Central Garden & Pet Co.
(a)(b)
........... 212,789 9,392,506
Central Garden & Pet Co., Class A, NVS
(a)(b)
. 906,599 36,345,554

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Household Products (continued)
Energizer Holdings, Inc.
(b)
............. 1,638,384 $ 52,493,823
Oil-Dri Corp. of America .............. 109,211 6,743,779
WD-40 Co.
(b)
...................... 308,656 62,731,246
167,706,908
Independent Power and Renewable Electricity Producers
— 0.3%
(b)
Altus Power, Inc., Class A
(a)
............ 1,466,759 7,700,485
Montauk Renewables, Inc.
(a)
........... 1,524,253 13,885,945
Ormat Technologies, Inc. .............. 1,219,381 85,259,119
Sunnova Energy International, Inc.
(a)
...... 2,294,944 24,028,064
130,873,613
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 585,551 10,586,762
Industrial REITs — 0.5%
Innovative Industrial Properties, Inc. ...... 637,587 48,239,832
LXP Industrial Trust ................. 6,644,675 59,137,608
Plymouth Industrial REIT, Inc. .......... 988,831 20,716,009
Terreno Realty Corp. ................ 1,866,146 105,997,093
234,090,542
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)
.......... 1,024,982 12,361,283
American Coastal Insurance Corp.
(a)(b)
..... 446,945 3,289,515
American Equity Investment Life Holding Co. 1,774,879 95,204,510
AMERISAFE, Inc. .................. 446,246 22,343,537
Argo Group International Holdings Ltd. .... 735,201 21,938,398
BRP Group, Inc., Class A
(a)(b)
........... 1,372,157 31,875,207
CNO Financial Group, Inc. ............. 2,626,097 62,317,282
Crawford & Co., Class A, NVS .......... 337,204 3,149,485
Donegal Group, Inc., Class A ........... 350,577 4,997,475
eHealth, Inc.
(a)(b)
.................... 628,152 4,648,325
Employers Holdings, Inc. .............. 575,934 23,008,563
Enstar Group Ltd.
(a)
................. 273,149 66,102,058
F&G Annuities & Life, Inc. ............. 434,769 12,199,618
Fidelis Insurance Holdings Ltd.
(a)
........ 301,689 4,428,795
Genworth Financial, Inc., Class A
(a)
....... 9,814,509 57,513,023
GoHealth, Inc., Class A
(a)(b)
............ 85,600 1,240,344
Goosehead Insurance, Inc., Class A
(a)(b)
.... 492,694 36,720,484
Greenlight Capital Re Ltd., Class A
(a)(b)
..... 564,901 6,067,037
HCI Group, Inc. .................... 147,298 7,996,808
Hippo Holdings, Inc.
(a)(b)
............... 249,540 1,988,834
Horace Mann Educators Corp. .......... 860,597 25,284,340
Investors Title Co. .................. 28,347 4,197,907
James River Group Holdings Ltd. ........ 777,010 11,927,103
Kingsway Financial Services, Inc.
(a)(b)
...... 209,150 1,579,082
Lemonade, Inc.
(a)(b)
.................. 1,165,772 13,546,271
Maiden Holdings Ltd.
(a)
............... 1,632,598 2,873,372
MBIA, Inc.
(a)(b)
..................... 1,127,734 8,130,962
Mercury General Corp. ............... 628,983 17,630,393
National Western Life Group, Inc., Class A
(b)
. 52,044 22,768,730
NI Holdings, Inc.
(a)
.................. 194,224 2,499,663
Oscar Health, Inc., Class A
(a)
........... 3,539,608 19,715,617
Palomar Holdings, Inc.
(a)(b)
............. 559,609 28,400,157
ProAssurance Corp. ................. 1,126,638 21,282,192
Safety Insurance Group, Inc. ........... 305,137 20,807,292
Selective Insurance Group, Inc. ......... 1,375,186 141,877,940
Selectquote, Inc.
(a)(b)
................. 3,209,990 3,755,688
SiriusPoint Ltd.
(a)
................... 2,090,496 21,260,344
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 534,869 14,634,016
Stewart Information Services Corp. ....... 567,693 24,864,953
Tiptree, Inc. ...................... 549,082 9,202,614
Trupanion, Inc.
(a)(b)
.................. 901,923 25,434,229
United Fire Group, Inc. ............... 470,909 9,300,453
Security
Shares
Shares Value
Insurance (continued)
Universal Insurance Holdings, Inc. ....... 585,329 $ 8,206,313
938,570,212
Interactive Media & Services — 0.7%
Bumble, Inc., Class A
(a)(b)
.............. 2,309,136 34,452,309
Cargurus, Inc., Class A
(a)
.............. 2,238,754 39,222,970
Cars.com, Inc.
(a)(b)
.................. 1,517,562 25,586,095
DHI Group, Inc.
(a)
................... 1,001,986 3,066,077
Eventbrite, Inc., Class A
(a)(b)
............ 1,765,702 17,409,822
EverQuote, Inc., Class A
(a)(b)
............ 497,935 3,600,070
fuboTV, Inc.
(a)(b)
.................... 6,444,424 17,206,612
Grindr, Inc.
(a)(b)
..................... 919,703 5,288,292
MediaAlpha, Inc., Class A
(a)(b)
........... 487,572 4,027,345
Nextdoor Holdings, Inc., Class A
(a)(b)
...... 3,371,294 6,135,755
Outbrain, Inc.
(a)
.................... 899,783 4,381,943
QuinStreet, Inc.
(a)(b)
.................. 1,189,429 10,669,178
Shutterstock, Inc. ................... 566,528 21,556,390
System1, Inc., Class A
(a)(b)
............. 714,403 864,428
TrueCar, Inc.
(a)(b)
.................... 1,982,827 4,104,452
Vimeo, Inc.
(a)
...................... 3,275,363 11,594,785
Yelp, Inc.
(a)(b)
...................... 1,536,644 63,909,024
Ziff Davis, Inc.
(a)(b)
................... 1,075,729 68,513,180
ZipRecruiter, Inc., Class A
(a)(b)
........... 1,560,540 18,710,875
360,299,602
IT Services — 0.5%
BigBear.ai Holdings, Inc.
(a)(b)
............ 702,026 1,060,059
BigCommerce Holdings, Inc.
(a)(b)
......... 1,539,727 15,197,105
Brightcove, Inc.
(a)(b)
.................. 938,510 3,087,698
DigitalOcean Holdings, Inc.
(a)(b)
.......... 1,444,026 34,699,945
Fastly, Inc., Class A
(a)(b)
............... 2,700,796 51,774,259
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 1,269,839 15,466,639
Hackett Group, Inc. (The) ............. 570,267 13,452,599
Information Services Group, Inc. ......... 813,614 3,563,629
Perficient, Inc.
(a)(b)
................... 784,188 45,373,118
Rackspace Technology, Inc.
(a)(b)
......... 1,573,456 3,697,622
Squarespace, Inc., Class A
(a)(b)
.......... 1,021,388 29,589,610
Thoughtworks Holding, Inc.
(a)(b)
.......... 2,136,995 8,718,940
Tucows, Inc., Class A
(a)(b)
.............. 229,163 4,677,217
Unisys Corp.
(a)(b)
.................... 1,555,749 5,367,334
235,725,774
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 707,468 37,524,103
AMMO, Inc.
(a)(b)
.................... 2,131,179 4,304,982
Clarus Corp.
(b)
..................... 646,085 4,884,403
Escalade, Inc.
(b)
.................... 183,957 2,816,382
Funko, Inc., Class A
(a)(b)
............... 808,729 6,186,777
JAKKS Pacific, Inc.
(a)
................ 166,035 3,086,591
Johnson Outdoors, Inc., Class A ......... 122,519 6,700,564
Latham Group, Inc.
(a)(b)
............... 928,300 2,599,240
Malibu Boats, Inc., Class A
(a)(b)
.......... 460,611 22,579,151
Marine Products Corp. ............... 179,711 2,553,693
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 384,431 8,542,057
Smith & Wesson Brands, Inc. ........... 1,057,197 13,648,413
Solo Brands, Inc., Class A
(a)(b)
........... 491,177 2,505,003
Sturm Ruger & Co., Inc. .............. 397,746 20,730,521
Topgolf Callaway Brands Corp.
(a)(b)
....... 3,279,809 45,392,556
Vista Outdoor, Inc.
(a)(b)
................ 1,312,788 43,479,538
227,533,974
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)(b)
....... 2,618,582 14,271,272
Akoya Biosciences, Inc.
(a)(b)
............ 486,635 2,262,853
BioLife Solutions, Inc.
(a)(b)
.............. 788,203 10,885,083
Codexis, Inc.
(a)
..................... 1,573,483 2,973,883

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
CryoPort, Inc.
(a)(b)
................... 923,435 $ 12,660,294
Cytek Biosciences, Inc.
(a)(b)
............ 2,760,060 15,235,531
Harvard Bioscience, Inc.
(a)(b)
............ 885,566 3,807,934
MaxCyte, Inc.
(a)(b)
................... 2,013,713 6,282,785
Mesa Laboratories, Inc.
(b)
............. 117,112 12,304,958
NanoString Technologies, Inc.
(a)(b)
........ 1,130,484 1,944,432
Nautilus Biotechnology, Inc.
(a)(b)
......... 1,118,920 3,535,787
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 130,676 1
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 130,676 1
OmniAb, Inc.
(a)(b)
................... 2,133,584 11,073,301
Pacific Biosciences of California, Inc.
(a)(b)
... 5,738,030 47,912,551
Quanterix Corp.
(a)
................... 806,619 21,891,640
Quantum-Si, Inc., Class A
(a)(b)
........... 2,271,202 3,770,195
Seer, Inc., Class A
(a)
................. 1,353,534 2,991,310
SomaLogic, Inc., Class A
(a)(b)
........... 3,503,660 8,373,747
182,177,558
Machinery — 3.7%
374Water, Inc.
(a)(b)
.................. 1,229,872 1,525,041
3D Systems Corp.
(a)(b)
................ 2,913,831 14,306,910
Alamo Group, Inc. .................. 229,246 39,627,464
Albany International Corp., Class A ....... 710,163 61,272,864
Astec Industries, Inc. ................ 519,676 24,481,936
Barnes Group, Inc. .................. 1,122,837 38,142,773
Blue Bird Corp.
(a)(b)
.................. 406,275 8,673,971
Chart Industries, Inc.
(a)(b)
.............. 978,944 165,559,009
CIRCOR International, Inc.
(a)
........... 462,566 25,788,055
Columbus McKinnon Corp. ............ 642,008 22,412,499
Commercial Vehicle Group, Inc.
(a)(b)
....... 744,037 5,773,727
Desktop Metal, Inc., Class A
(a)(b)
......... 6,410,306 9,359,047
Douglas Dynamics, Inc. .............. 515,766 15,565,818
Energy Recovery, Inc.
(a)(b)
............. 1,261,995 26,766,914
Enerpac Tool Group Corp., Class A
(b)
...... 1,289,167 34,072,684
EnPro Industries, Inc. ................ 476,983 57,805,570
ESCO Technologies, Inc. ............. 578,837 60,453,736
Federal Signal Corp. ................ 1,360,494 81,262,307
Franklin Electric Co., Inc. ............. 1,048,667 93,572,556
Gencor Industries, Inc.
(a)(b)
............. 203,705 2,878,352
Gorman-Rupp Co. (The) .............. 506,191 16,653,684
Greenbrier Cos., Inc. (The) ............ 696,676 27,867,040
Helios Technologies, Inc.
(b)
............ 747,158 41,452,326
Hillenbrand, Inc. ................... 1,572,727 66,542,079
Hillman Solutions Corp.
(a)(b)
............ 4,389,811 36,215,941
Hyliion Holdings Corp., Class A
(a)(b)
....... 3,408,424 4,021,940
Hyster-Yale Materials Handling, Inc. ...... 249,841 11,137,912
John Bean Technologies Corp.
(b)
......... 725,463 76,275,180
Kadant, Inc.
(b)
..................... 265,385 59,857,587
Kennametal, Inc. ................... 1,852,897 46,100,077
Lindsay Corp. ..................... 252,095 29,666,540
Luxfer Holdings plc ................. 612,384 7,991,611
Manitowoc Co., Inc. (The)
(a)(b)
........... 805,174 12,117,869
Mayville Engineering Co., Inc.
(a)(b)
........ 247,284 2,712,706
Microvast Holdings, Inc.
(a)(b)
............ 2,415,753 4,565,773
Miller Industries, Inc. ................ 247,707 9,712,591
Mueller Industries, Inc. ............... 1,275,004 95,829,301
Mueller Water Products, Inc., Class A
(b)
.... 3,533,624 44,806,352
Nikola Corp.
(a)(b)
.................... 14,111,840 22,155,589
Omega Flex, Inc.
(b)
.................. 73,458 5,783,348
Park-Ohio Holdings Corp. ............. 188,558 3,754,190
Proto Labs, Inc.
(a)(b)
.................. 601,866 15,889,262
REV Group, Inc. ................... 723,998 11,583,968
Shyft Group, Inc. (The)
(b)
.............. 784,265 11,740,447
SPX Technologies, Inc.
(a)
.............. 1,004,416 81,759,462
Security
Shares
Shares Value
Machinery (continued)
Standex International Corp. ............ 268,723 $ 39,150,254
Tennant Co. ...................... 421,269 31,237,096
Terex Corp.
(b)
..................... 1,531,650 88,253,673
Titan International, Inc.
(a)
.............. 1,197,526 16,082,774
Trinity Industries, Inc. ................ 1,849,684 45,039,805
Velo3D, Inc.
(a)(b)
.................... 2,039,570 3,181,729
Wabash National Corp.
(b)
.............. 1,083,414 22,881,704
Watts Water Technologies, Inc., Class A .... 619,429 107,049,720
1,888,370,763
Marine Transportation — 0.3%
Costamare, Inc. .................... 1,105,720 10,637,026
Eagle Bulk Shipping, Inc.
(b)
............ 212,475 8,930,324
Genco Shipping & Trading Ltd. .......... 968,409 13,548,042
Golden Ocean Group Ltd. ............. 2,821,959 22,237,037
Himalaya Shipping Ltd.
(a)
.............. 295,194 1,425,787
Matson, Inc. ...................... 811,730 72,016,686
Pangaea Logistics Solutions Ltd. ........ 765,133 4,498,982
Safe Bulkers, Inc. .................. 1,564,691 5,069,599
138,363,483
Media — 0.7%
Advantage Solutions, Inc., Class A
(a)(b)
..... 2,047,999 5,816,317
AMC Networks, Inc., Class A
(a)(b)
......... 715,473 8,428,272
Boston Omaha Corp., Class A
(a)(b)
........ 522,714 8,567,282
Cardlytics, Inc.
(a)(b)
.................. 778,031 12,837,512
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 8,448,404 13,348,478
Daily Journal Corp.
(a)
................ 28,440 8,361,360
Emerald Holding, Inc.
(a)(b)
.............. 316,271 1,429,545
Entravision Communications Corp., Class A . 1,329,458 4,852,522
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 1,371,021 7,513,195
Gambling.com Group Ltd.
(a)
............ 235,877 3,085,271
Gannett Co., Inc.
(a)(b)
................. 3,272,538 8,017,718
Gray Television, Inc. ................. 1,918,521 13,276,165
iHeartMedia, Inc., Class A
(a)(b)
........... 2,380,329 7,521,840
Integral Ad Science Holding Corp.
(a)(b)
..... 1,086,182 12,914,704
John Wiley & Sons, Inc., Class A ........ 980,426 36,442,434
Magnite, Inc.
(a)(b)
.................... 3,066,484 23,121,289
PubMatic, Inc., Class A
(a)(b)
............. 973,670 11,781,407
Scholastic Corp., NVS ............... 625,047 23,839,293
Sinclair, Inc., Class A
(b)
............... 769,364 8,632,264
Stagwell, Inc., Class A
(a)(b)
............. 1,800,024 8,442,113
TechTarget, Inc.
(a)
................... 602,341 18,287,073
TEGNA, Inc. ...................... 4,600,669 67,031,747
Thryv Holdings, Inc.
(a)(b)
............... 715,139 13,423,159
Townsquare Media, Inc., Class A ........ 249,222 2,173,216
Urban One, Inc., Class A
(a)
............. 186,238 934,915
Urban One, Inc., Class D, NVS
(a)(b)
....... 210,601 1,059,323
WideOpenWest, Inc.
(a)(b)
.............. 1,167,380 8,930,457
340,068,871
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a)(b)
......... 958,737 2,166,746
Alpha Metallurgical Resources, Inc. ...... 284,919 74,002,012
Arch Resources, Inc., Class A .......... 417,469 71,245,259
ATI, Inc.
(a)(b)
....................... 2,931,544 120,633,036
Caledonia Mining Corp. plc
(b)
........... 327,093 3,225,137
Carpenter Technology Corp. ........... 1,098,338 73,819,297
Century Aluminum Co.
(a)(b)
............. 1,224,497 8,804,133
Coeur Mining, Inc.
(a)(b)
................ 7,516,587 16,686,823
Commercial Metals Co. ............... 2,668,271 131,839,270
Compass Minerals International, Inc. ...... 783,288 21,892,900
Constellium SE, Class A
(a)(b)
............ 2,888,353 52,568,025
Contango ORE, Inc.
(a)(b)
............... 82,249 1,491,997
Dakota Gold Corp.
(a)(b)
................ 1,181,272 3,047,682
Haynes International, Inc. ............. 277,194 12,895,065

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Metals & Mining (continued)
Hecla Mining Co.
(b)
.................. 13,884,278 $ 54,287,527
i-80 Gold Corp.
(a)(b)
.................. 4,312,306 6,597,828
Ivanhoe Electric, Inc.
(a)(b)
.............. 1,278,326 15,212,079
Kaiser Aluminum Corp. ............... 366,784 27,604,164
Materion Corp. .................... 467,867 47,680,326
Novagold Resources, Inc.
(a)(b)
........... 5,518,995 21,192,941
Olympic Steel, Inc. .................. 227,880 12,809,135
Perpetua Resources Corp.
(a)(b)
.......... 815,358 2,658,067
Piedmont Lithium, Inc.
(a)(b)
............. 410,504 16,297,009
PolyMet Mining Corp.
(a)(b)
.............. 796,874 1,657,498
Ramaco Resources, Inc., Class A
(b)
....... 504,974 5,549,664
Ramaco Resources, Inc., Class B
(b)
...... 100,744 1,201,876
Ryerson Holding Corp. ............... 550,257 16,006,976
Schnitzer Steel Industries, Inc., Class A .... 594,309 16,551,506
SunCoke Energy, Inc. ................ 1,932,474 19,614,611
TimkenSteel Corp.
(a)(b)
................ 991,256 21,530,080
Tredegar Corp. .................... 588,541 3,184,007
Warrior Met Coal, Inc. ................ 1,179,677 60,257,901
Worthington Industries, Inc. ............ 700,125 43,281,727
987,492,304
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AFC Gamma, Inc. .................. 364,077 4,274,264
Angel Oak Mortgage REIT, Inc.
(b)
........ 282,856 2,412,762
Apollo Commercial Real Estate Finance, Inc. 3,252,048 32,943,246
Arbor Realty Trust, Inc. ............... 3,767,702 57,193,716
Ares Commercial Real Estate Corp. ...... 1,241,322 11,817,386
ARMOUR Residential REIT, Inc. ......... 5,159,781 21,929,069
Blackstone Mortgage Trust, Inc., Class A ... 3,941,615 85,730,126
BrightSpire Capital, Inc., Class A ........ 3,013,865 18,866,795
Chicago Atlantic Real Estate Finance, Inc. .. 374,056 5,506,104
Chimera Investment Corp. ............. 5,379,466 29,371,884
Claros Mortgage Trust, Inc. ............ 2,097,186 23,236,821
Dynex Capital, Inc. .................. 1,197,498 14,298,126
Ellington Financial, Inc. ............... 1,447,247 18,047,170
Franklin BSP Realty Trust, Inc. .......... 1,875,607 24,833,037
Granite Point Mortgage Trust, Inc. ....... 1,209,050 5,900,164
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 2,366,596 50,171,835
Invesco Mortgage Capital, Inc. .......... 979,337 9,803,163
KKR Real Estate Finance Trust, Inc. ...... 1,333,469 15,828,277
Ladder Capital Corp., Class A .......... 2,619,253 26,873,536
MFA Financial, Inc. .................. 2,337,349 22,461,924
New York Mortgage Trust, Inc. .......... 2,082,121 17,677,207
NexPoint Real Estate Finance, Inc. ....... 205,913 3,368,737
Orchid Island Capital, Inc. ............. 991,021 8,433,589
PennyMac Mortgage Investment Trust ..... 2,035,376 25,238,662
Ready Capital Corp. ................. 3,644,796 36,848,888
Redwood Trust, Inc. ................. 2,589,620 18,463,991
TPG RE Finance Trust, Inc. ............ 1,574,169 10,594,157
Two Harbors Investment Corp. .......... 2,251,852 29,814,521
631,939,157
Multi-Utilities — 0.4%
Avista Corp. ...................... 1,770,235 57,302,507
Black Hills Corp. ................... 1,530,885 77,447,472
Northwestern Energy Group, Inc. ........ 1,383,355 66,484,041
Unitil Corp. ....................... 361,623 15,444,919
216,678,939
Office REITs — 0.7%
Brandywine Realty Trust .............. 3,968,942 18,018,997
City Office REIT, Inc. ................ 980,759 4,168,226
COPT Defense Properties ............. 2,587,861 61,668,728
Douglas Emmett, Inc. ................ 1,764,076 22,509,610
Easterly Government Properties, Inc. ..... 2,194,989 25,088,724
Security
Shares
Shares Value
Office REITs (continued)
Equity Commonwealth ............... 2,412,020 $ 44,308,807
Hudson Pacific Properties, Inc. .......... 3,162,521 21,030,765
JBG SMITH Properties ............... 2,484,253 35,922,298
Office Properties Income Trust .......... 1,131,052 4,637,313
Orion Office REIT, Inc. ............... 1,373,757 7,157,274
Paramount Group, Inc. ............... 4,382,393 20,246,656
Peakstone Realty Trust, Class E, NVS
(b)
... 808,355 13,451,027
Piedmont Office Realty Trust, Inc., Class A .. 2,934,896 16,494,116
Postal Realty Trust, Inc., Class A ........ 445,337 6,012,049
SL Green Realty Corp.
(b)
.............. 1,265,545 47,204,828
347,919,418
Oil, Gas & Consumable Fuels — 5.4%
Amplify Energy Corp.
(a)(b)
.............. 832,441 6,118,441
Ardmore Shipping Corp. .............. 941,828 12,253,182
Berry Corp. ....................... 1,811,129 14,851,258
California Resources Corp. ............ 1,641,811 91,957,834
Callon Petroleum Co.
(a)(b)
.............. 1,401,447 54,824,607
Centrus Energy Corp., Class A
(a)(b)
....... 278,302 15,796,422
Chord Energy Corp. ................. 955,363 154,835,681
Civitas Resources, Inc. ............... 1,578,067 127,618,278
Clean Energy Fuels Corp.
(a)(b)
........... 3,872,309 14,830,943
CNX Resources Corp.
(a)(b)
............. 3,631,733 82,004,531
Comstock Resources, Inc.
(b)
............ 2,096,264 23,121,792
CONSOL Energy, Inc. ................ 762,471 79,990,833
Crescent Energy, Inc., Class A .......... 882,173 11,150,667
CVR Energy, Inc. ................... 741,427 25,230,761
Delek US Holdings, Inc. .............. 1,553,359 44,130,929
Denbury, Inc.
(a)(b)
................... 1,160,044 113,695,912
DHT Holdings, Inc. .................. 3,142,001 32,362,610
Dorian LPG Ltd. .................... 730,094 20,975,601
Earthstone Energy, Inc., Class A
(a)(b)
...... 1,303,402 26,380,857
Empire Petroleum Corp.
(a)(b)
............ 260,971 2,513,151
Encore Energy Corp.
(a)(b)
.............. 3,184,874 10,382,689
Energy Fuels, Inc.
(a)(b)
................ 3,584,822 29,467,237
Enviva, Inc. ....................... 733,100 5,476,257
Equitrans Midstream Corp. ............ 9,952,624 93,256,087
Evolution Petroleum Corp. ............. 705,436 4,825,182
Excelerate Energy, Inc., Class A
(b)
........ 417,057 7,106,651
FLEX LNG Ltd. .................... 683,437 20,612,460
Gevo, Inc.
(a)(b)
..................... 5,834,234 6,942,738
Golar LNG Ltd. .................... 2,316,285 56,193,074
Granite Ridge Resources, Inc. .......... 557,980 3,403,678
Green Plains, Inc.
(a)(b)
................ 800,581 24,097,488
Gulfport Energy Corp.
(a)(b)
............. 249,144 29,563,427
Hallador Energy Co.
(a)(b)
............... 520,172 7,500,880
HighPeak Energy, Inc.
(b)
.............. 269,485 4,548,907
International Seaways, Inc. ............ 925,554 41,649,930
Kinetik Holdings, Inc., Class A .......... 394,364 13,309,785
Kosmos Energy Ltd.
(a)(b)
............... 10,408,882 85,144,655
Magnolia Oil & Gas Corp., Class A ....... 4,189,348 95,977,963
Matador Resources Co. .............. 2,585,579 153,790,239
Murphy Oil Corp. ................... 3,392,588 153,853,866
NACCO Industries, Inc., Class A ......... 90,574 3,176,430
NextDecade Corp.
(a)(b)
................ 682,087 3,492,285
Nordic American Tankers Ltd. .......... 4,677,377 19,270,793
Northern Oil & Gas, Inc. .............. 1,854,247 74,596,357
Overseas Shipholding Group, Inc., Class A
(a)(b)
1,363,085 5,983,943
Par Pacific Holdings, Inc.
(a)(b)
........... 1,310,180 47,087,869
PBF Energy, Inc., Class A ............. 2,596,192 138,974,158
Peabody Energy Corp.
(b)
.............. 2,843,701 73,907,789
Permian Resources Corp., Class A ....... 6,270,359 87,534,212
PrimeEnergy Resources Corp.
(a)(b)
........ 12,544 1,454,979
REX American Resources Corp.
(a)(b)
...... 386,488 15,737,791
Riley Exploration Permian, Inc. .......... 197,928 6,292,131

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Ring Energy, Inc.
(a)(b)
................. 2,711,480 $ 5,287,386
SandRidge Energy, Inc. .............. 567,830 8,892,218
Scorpio Tankers, Inc. ................ 1,126,712 60,977,653
SFL Corp. Ltd. ..................... 2,619,440 29,206,756
SilverBow Resources, Inc.
(a)
............ 404,465 14,467,713
Sitio Royalties Corp., Class A ........... 1,840,378 44,555,551
SM Energy Co. .................... 2,742,977 108,759,038
Talos Energy, Inc.
(a)(b)
................ 2,519,592 41,422,093
Teekay Corp.
(a)(b)
................... 1,545,294 9,534,464
Teekay Tankers Ltd., Class A ........... 545,660 22,715,826
Tellurian, Inc.
(a)(b)
................... 12,135,569 14,077,260
Uranium Energy Corp.
(a)(b)
............. 8,401,070 43,265,511
VAALCO Energy, Inc. ................ 2,465,593 10,823,953
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 85,697 323,078
Vertex Energy, Inc.
(a)(b)
............... 1,489,398 6,627,821
Vital Energy, Inc.
(a)(b)
................. 387,134 21,454,966
Vitesse Energy, Inc. ................. 567,531 12,990,785
W&T Offshore, Inc.
(a)(b)
............... 2,260,345 9,900,311
World Kinect Corp. .................. 1,445,345 32,419,088
2,776,957,691
Paper & Forest Products — 0.1%
Clearwater Paper Corp.
(a)(b)
............ 383,220 13,891,725
Glatfelter Corp.
(a)
................... 1,032,853 2,065,706
Sylvamo Corp. .................... 831,773 36,548,106
52,505,537
Passenger Airlines — 0.4%
Allegiant Travel Co. ................. 361,140 27,757,220
Blade Air Mobility, Inc., Class A
(a)
........ 1,365,314 3,536,163
Frontier Group Holdings, Inc.
(a)(b)
......... 885,950 4,287,998
Hawaiian Holdings, Inc.
(a)(b)
............ 1,173,408 7,427,673
JetBlue Airways Corp.
(a)(b)
............. 7,564,275 34,795,665
Joby Aviation, Inc., Class A
(a)(b)
.......... 6,367,775 41,072,149
SkyWest, Inc.
(a)(b)
................... 1,005,620 42,175,703
Spirit Airlines, Inc. .................. 2,495,497 41,175,701
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 862,279 12,796,220
215,024,492
Personal Care Products — 0.9%
Beauty Health Co. (The), Class A
(a)(b)
...... 1,863,780 11,219,956
BellRing Brands, Inc.
(a)
............... 3,048,244 125,679,100
Edgewell Personal Care Co. ........... 1,176,724 43,491,719
elf Beauty, Inc.
(a)
................... 1,214,216 133,357,343
Herbalife Ltd.
(a)(b)
................... 2,256,996 31,575,374
Inter Parfums, Inc. .................. 417,863 56,135,715
Medifast, Inc. ..................... 246,482 18,449,178
Nature's Sunshine Products, Inc.
(a)
....... 293,867 4,869,376
Nu Skin Enterprises, Inc., Class A ........ 1,159,605 24,595,222
Thorne HealthTech, Inc.
(a)(b)
............ 320,537 3,266,272
USANA Health Sciences, Inc.
(a)(b)
........ 259,949 15,235,611
Waldencast plc, Class A
(a)(b)
............ 705,588 6,646,639
474,521,505
Pharmaceuticals — 1.7%
Aclaris Therapeutics, Inc.
(a)(b)
........... 1,583,296 10,845,578
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 2,782,031 11,740,171
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 864,215 39,745,248
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 1,161,442 21,266,003
ANI Pharmaceuticals, Inc.
(a)(b)
........... 326,706 18,968,550
Arvinas, Inc.
(a)(b)
.................... 1,122,349 22,042,934
Assertio Holdings, Inc.
(a)(b)
............. 2,072,382 5,305,298
Atea Pharmaceuticals, Inc.
(a)(b)
.......... 1,741,139 5,223,417
Axsome Therapeutics, Inc.
(a)(b)
.......... 800,742 55,963,858
Biote Corp., Class A
(a)(b)
............... 290,944 1,489,633
Bright Green Corp.
(a)(b)
............... 1,273,971 504,365
Security
Shares
Shares Value
Pharmaceuticals (continued)
Cara Therapeutics, Inc.
(a)(b)
............ 1,118,175 $ 1,878,534
Cassava Sciences, Inc.
(a)(b)
............ 910,618 15,152,684
Citius Pharmaceuticals, Inc.
(a)(b)
......... 2,769,304 1,895,312
Collegium Pharmaceutical, Inc.
(a)(b)
....... 788,006 17,611,934
Corcept Therapeutics, Inc.
(a)(b)
.......... 1,823,927 49,692,891
CorMedix, Inc.
(a)(b)
.................. 1,175,237 4,348,377
Cymabay Therapeutics, Inc.
(a)(b)
......... 2,228,301 33,223,968
Edgewise Therapeutics, Inc.
(a)(b)
......... 945,760 5,419,205
Enliven Therapeutics, Inc.
(a)(b)
........... 525,862 7,183,275
Evolus, Inc.
(a)(b)
.................... 942,805 8,617,238
Eyenovia, Inc.
(a)(b)
................... 661,529 1,098,138
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 593,907 4,745,317
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 750,473 24,593,000
Harrow, Inc.
(a)(b)
.................... 660,442 9,490,552
Ikena Oncology, Inc.
(a)(b)
.............. 511,753 2,215,890
Innoviva, Inc.
(a)(b)
................... 1,335,389 17,346,703
Intra-Cellular Therapies, Inc.
(a)(b)
......... 2,132,751 111,095,000
Ligand Pharmaceuticals, Inc.
(a)(b)
......... 380,457 22,796,983
Liquidia Corp.
(a)(b)
................... 1,069,296 6,779,337
Longboard Pharmaceuticals, Inc.
(a)
....... 345,025 1,918,339
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 1,133,055 9,121,093
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 1,034,203 1,106,597
Nuvation Bio, Inc., Class A
(a)
........... 3,283,443 4,399,814
Ocular Therapeutix, Inc.
(a)(b)
............ 1,773,082 5,567,477
Omeros Corp.
(a)(b)
................... 1,354,914 3,956,349
Optinose, Inc.
(a)(b)
................... 1,654,419 2,034,935
Pacira BioSciences, Inc.
(a)(b)
............ 1,038,923 31,874,158
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 695,258 7,209,825
Phibro Animal Health Corp., Class A ...... 461,477 5,893,061
Pliant Therapeutics, Inc.
(a)(b)
............ 1,289,672 22,362,912
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 1,131,706 64,722,266
Rain Oncology, Inc.
(a)
................ 469,162 404,324
Revance Therapeutics, Inc.
(a)(b)
.......... 1,904,494 21,844,546
Scilex Holding Co., (Acquired 01/06/23 , cost
$14,991,359)
(a)(b)(e)
................ 1,430,473 1,967,616
scPharmaceuticals, Inc.
(a)(b)
............ 646,822 4,605,373
SIGA Technologies, Inc. .............. 1,078,658 5,662,955
Supernus Pharmaceuticals, Inc.
(a)(b)
....... 1,123,580 30,977,101
Taro Pharmaceutical Industries Ltd.
(a)(b)
.... 184,945 6,974,276
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 535,433 9,514,644
Terns Pharmaceuticals, Inc.
(a)(b)
......... 968,075 4,869,417
Theravance Biopharma, Inc.
(a)(b)
......... 1,269,590 10,956,562
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 467,936 1,258,748
Third Harmonic Bio, Inc.
(a)(b)
............ 428,003 2,734,939
Trevi Therapeutics, Inc.
(a)(b)
............ 908,046 1,979,540
Ventyx Biosciences, Inc.
(a)(b)
............ 1,065,392 37,001,064
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 480,501 1,866,746
WaVe Life Sciences Ltd.
(a)(b)
............ 1,321,504 7,598,648
Xeris Biopharma Holdings, Inc.
(a)(b)
....... 3,051,275 5,675,372
Zevra Therapeutics, Inc.
(a)(b)
............ 772,396 3,722,949
858,061,039
Professional Services — 2.5%
Alight, Inc., Class A
(a)(b)
............... 9,074,849 64,340,679
ASGN, Inc.
(a)
...................... 1,103,215 90,110,601
Asure Software, Inc.
(a)(b)
............... 421,572 3,988,071
Barrett Business Services, Inc.
(b)
......... 157,507 14,213,432
BlackSky Technology, Inc., Class A
(a)(b)
..... 2,743,894 3,210,356
CBIZ, Inc.
(a)(b)
...................... 1,079,795 56,041,360
Conduent, Inc.
(a)(b)
.................. 4,014,398 13,970,105
CRA International, Inc. ............... 156,938 15,813,073
CSG Systems International, Inc. ......... 725,633 37,094,359
ExlService Holdings, Inc.
(a)(b)
........... 3,682,296 103,251,580
Exponent, Inc. ..................... 1,151,490 98,567,544
First Advantage Corp. ................ 1,244,070 17,155,725

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Professional Services (continued)
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 1,499,287 $ 3,118,517
Forrester Research, Inc.
(a)(b)
............ 272,334 7,870,453
Franklin Covey Co.
(a)(b)
............... 263,381 11,304,312
Heidrick & Struggles International, Inc. .... 454,824 11,379,696
HireQuest, Inc.
(b)
................... 106,002 1,635,611
HireRight Holdings Corp.
(a)(b)
........... 339,815 3,231,641
Huron Consulting Group, Inc.
(a)(b)
........ 433,569 45,160,547
IBEX Holdings Ltd.
(a)
................. 242,271 3,743,087
ICF International, Inc.
(b)
............... 426,748 51,555,426
Innodata, Inc.
(a)(b)
................... 590,478 5,036,777
Insperity, Inc. ...................... 829,964 81,004,486
Kelly Services, Inc., Class A, NVS ....... 739,605 13,453,415
Kforce, Inc. ....................... 443,389 26,452,588
Korn Ferry ....................... 1,192,870 56,589,753
Legalzoom.com, Inc.
(a)(b)
.............. 2,379,523 26,031,982
Maximus, Inc. ..................... 1,384,987 103,430,829
Mistras Group, Inc.
(a)(b)
............... 424,429 2,313,138
NV5 Global, Inc.
(a)(b)
................. 312,032 30,026,839
Planet Labs PBC, Class A
(a)(b)
........... 3,865,686 10,050,784
Resources Connection, Inc. ............ 758,378 11,307,416
Skillsoft Corp., Class A
(a)(b)
............. 1,848,641 1,638,635
Sterling Check Corp.
(a)(b)
.............. 708,569 8,942,141
TriNet Group, Inc.
(a)(b)
................ 857,150 99,840,832
TrueBlue, Inc.
(a)(b)
................... 700,398 10,274,839
TTEC Holdings, Inc. ................. 461,366 12,097,017
Upwork, Inc.
(a)(b)
.................... 2,822,509 32,063,702
Verra Mobility Corp., Class A
(a)(b)
......... 3,178,773 59,443,055
Willdan Group, Inc.
(a)(b)
............... 279,779 5,715,885
1,252,470,288
Real Estate Management & Development — 0.7%
American Realty Investors, Inc.
(a)
........ 30,689 448,673
Anywhere Real Estate, Inc.
(a)(b)
.......... 2,487,453 15,994,323
Compass, Inc., Class A
(a)(b)
............ 6,841,981 19,841,745
Cushman & Wakefield plc
(a)(b)
........... 3,370,926 25,686,456
DigitalBridge Group, Inc., Class A
(b)
....... 3,701,890 65,079,226
Douglas Elliman, Inc. ................ 1,949,584 4,406,060
eXp World Holdings, Inc.
(b)
............. 1,626,757 26,418,534
Forestar Group, Inc.
(a)(b)
............... 414,316 11,161,673
FRP Holdings, Inc.
(a)(b)
................ 146,404 7,901,424
Kennedy-Wilson Holdings, Inc. .......... 2,747,167 40,493,242
Marcus & Millichap, Inc.
(b)
............. 557,461 16,355,906
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 144,398 1,913,273
Newmark Group, Inc., Class A .......... 3,170,938 20,389,131
Opendoor Technologies, Inc.
(a)(b)
......... 12,467,869 32,915,174
RE/MAX Holdings, Inc., Class A ......... 424,995 5,499,435
Redfin Corp.
(a)(b)
.................... 2,429,552 17,104,046
RMR Group, Inc. (The), Class A ......... 372,901 9,143,533
St. Joe Co. (The) ................... 783,543 42,569,891
Stratus Properties, Inc.
(a)
.............. 133,082 3,646,447
Tejon Ranch Co.
(a)(b)
................. 455,535 7,388,778
Transcontinental Realty Investors, Inc.
(a)
... 26,517 811,951
375,168,921
Residential REITs — 0.4%
Apartment Investment & Management Co.,
Class A
(a)
...................... 3,423,464 23,279,555
BRT Apartments Corp. ............... 294,078 5,078,727
Centerspace ...................... 352,017 21,212,545
Clipper Realty, Inc. .................. 325,545 1,686,323
Elme Communities .................. 2,014,239 27,474,220
Independence Realty Trust, Inc. ......... 5,164,505 72,664,585
NexPoint Residential Trust, Inc. ......... 524,384 16,874,677
UMH Properties, Inc. ................ 1,303,203 18,270,906
Security
Shares
Shares Value
Residential REITs (continued)
Veris Residential, Inc. ................ 1,827,125 $ 30,147,563
216,689,101
Retail REITs — 1.2%
Acadia Realty Trust ................. 2,124,244 30,482,901
Alexander's, Inc. ................... 53,311 9,714,864
CBL & Associates Properties, Inc.
(b)
....... 618,179 12,969,395
Getty Realty Corp. .................. 1,042,164 28,899,208
InvenTrust Properties Corp. ............ 1,589,645 37,849,448
Kite Realty Group Trust ............... 4,980,039 106,672,435
Macerich Co. (The) ................. 4,981,621 54,349,485
NETSTREIT Corp. .................. 1,507,048 23,479,808
Phillips Edison & Co., Inc. ............. 2,696,354 90,435,713
Retail Opportunity Investments Corp. ..... 2,874,808 35,590,123
RPT Realty ....................... 1,967,542 20,777,244
Saul Centers, Inc. .................. 283,938 10,014,493
SITE Centers Corp. ................. 4,421,188 54,513,248
Tanger Factory Outlet Centers, Inc. ....... 2,339,620 52,875,412
Urban Edge Properties ............... 2,645,264 40,366,729
Whitestone REIT ................... 1,171,732 11,283,779
620,274,285
Semiconductors & Semiconductor Equipment — 3.1%
ACM Research, Inc., Class A
(a)(b)
......... 1,094,835 19,821,988
Aehr Test Systems
(a)(b)
................ 589,606 26,944,994
Alpha & Omega Semiconductor Ltd.
(a)
..... 532,117 15,878,371
Ambarella, Inc.
(a)(b)
.................. 863,009 45,765,367
Amkor Technology, Inc. ............... 2,335,052 52,772,175
Atomera, Inc.
(a)(b)
................... 491,793 3,078,624
Axcelis Technologies, Inc.
(a)
............ 741,799 120,950,327
CEVA, Inc.
(a)
...................... 535,317 10,379,797
Cohu, Inc.
(a)
...................... 1,065,764 36,704,912
Credo Technology Group Holding Ltd.
(a)
.... 2,223,448 33,907,582
Diodes, Inc.
(a)(b)
.................... 1,027,151 80,980,585
FormFactor, Inc.
(a)(b)
................. 1,758,289 61,434,618
Ichor Holdings Ltd.
(a)(b)
................ 649,810 20,118,118
Impinj, Inc.
(a)(b)
..................... 525,279 28,906,103
indie Semiconductor, Inc., Class A
(a)(b)
..... 3,126,135 19,694,651
inTEST Corp.
(a)
.................... 248,449 3,768,971
Kulicke & Soffa Industries, Inc. .......... 1,258,347 61,193,415
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 1,235,454 100,788,337
Maxeon Solar Technologies Ltd.
(a)(b)
....... 668,220 7,744,670
MaxLinear, Inc.
(a)(b)
.................. 1,704,019 37,914,423
Navitas Semiconductor Corp.
(a)(b)
........ 2,479,323 17,231,295
NVE Corp. ....................... 108,362 8,900,855
Onto Innovation, Inc.
(a)(b)
.............. 1,114,612 142,135,322
PDF Solutions, Inc.
(a)(b)
............... 695,737 22,541,879
Photronics, Inc.
(a)
................... 1,382,638 27,943,114
Power Integrations, Inc.
(b)
............. 1,288,982 98,362,216
Rambus, Inc.
(a)(b)
................... 2,485,351 138,657,732
Semtech Corp.
(a)(b)
.................. 1,455,318 37,474,438
Silicon Laboratories, Inc.
(a)(b)
............ 723,024 83,791,251
SiTime Corp.
(a)(b)
................... 391,116 44,685,003
SkyWater Technology, Inc.
(a)(b)
.......... 387,232 2,331,137
SMART Global Holdings, Inc.
(a)(b)
........ 1,104,348 26,890,874
Synaptics, Inc.
(a)(b)
.................. 899,884 80,485,625
Transphorm, Inc.
(a)(b)
................. 551,377 1,224,057
Ultra Clean Holdings, Inc.
(a)
............ 1,012,712 30,047,165
Veeco Instruments, Inc.
(a)(b)
............ 1,153,437 32,423,114
1,583,873,105
Software — 5.4%
8x8, Inc.
(a)(b)
....................... 2,613,091 6,584,989
A10 Networks, Inc. .................. 1,620,839 24,361,210
ACI Worldwide, Inc.
(a)(b)
............... 2,482,082 55,995,770

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
23
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Adeia, Inc. ....................... 2,454,450 $ 26,213,526
Agilysys, Inc.
(a)
.................... 457,388 30,260,790
Alarm.com Holdings, Inc.
(a)
............ 1,090,729 66,687,171
Alkami Technology, Inc.
(a)(b)
............ 910,739 16,593,665
Altair Engineering, Inc., Class A
(a)(b)
....... 1,229,788 76,935,537
American Software, Inc., Class A
(b)
....... 733,596 8,407,010
Amplitude, Inc., Class A
(a)(b)
............ 1,548,745 17,918,980
Appfolio, Inc., Class A
(a)(b)
............. 438,463 80,076,498
Appian Corp., Class A
(a)(b)
............. 938,511 42,805,487
Applied Digital Corp.
(a)(b)
.............. 1,564,528 9,762,655
Asana, Inc., Class A
(a)(b)
............... 1,818,167 33,290,638
Aurora Innovation, Inc., Class A
(a)(b)
....... 7,567,106 17,782,699
AvePoint, Inc., Class A
(a)(b)
............. 3,504,385 23,549,467
Bit Digital, Inc.
(a)(b)
................... 1,668,231 3,570,014
Blackbaud, Inc.
(a)
................... 992,354 69,782,333
BlackLine, Inc.
(a)(b)
.................. 1,285,047 71,281,557
Box, Inc., Class A
(a)(b)
................ 3,208,381 77,674,904
Braze, Inc., Class A
(a)(b)
............... 1,192,650 55,732,534
C3.ai, Inc., Class A
(a)(b)
............... 1,379,382 35,201,829
Cerence, Inc.
(a)(b)
................... 928,701 18,917,639
Cipher Mining, Inc.
(a)(b)
................ 1,010,547 2,354,574
Cleanspark, Inc.
(a)(b)
................. 2,521,498 9,606,907
Clear Secure, Inc., Class A
(b)
........... 1,893,920 36,060,237
CommVault Systems, Inc.
(a)
............ 1,002,283 67,764,354
Consensus Cloud Solutions, Inc.
(a)(b)
...... 452,465 11,393,069
CoreCard Corp.
(a)(b)
................. 145,583 2,911,660
Couchbase, Inc.
(a)(b)
................. 781,156 13,404,637
CS Disco, Inc.
(a)(b)
................... 531,022 3,525,986
Digimarc Corp.
(a)(b)
.................. 327,394 10,637,031
Digital Turbine, Inc.
(a)(b)
............... 2,194,841 13,278,788
Domo, Inc., Class B
(a)(b)
............... 713,007 6,994,599
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 3,865,881 17,551,100
Ebix, Inc.
(b)
....................... 603,229 5,959,903
eGain Corp.
(a)(b)
.................... 477,647 2,927,976
Enfusion, Inc., Class A
(a)(b)
............. 847,620 7,603,151
EngageSmart, Inc.
(a)(b)
................ 1,098,149 19,755,700
Envestnet, Inc.
(a)(b)
.................. 1,091,954 48,078,735
Everbridge, Inc.
(a)(b)
.................. 929,452 20,838,314
EverCommerce, Inc.
(a)
............... 533,023 5,346,221
Expensify, Inc., Class A
(a)(b)
............ 1,277,293 4,151,202
Freshworks, Inc., Class A
(a)(b)
........... 3,692,251 73,549,640
Instructure Holdings, Inc.
(a)(b)
........... 428,562 10,885,475
Intapp, Inc.
(a)(b)
..................... 500,351 16,771,766
InterDigital, Inc. .................... 610,236 48,965,337
Jamf Holding Corp.
(a)(b)
............... 1,597,062 28,204,115
Kaltura, Inc.
(a)(b)
.................... 1,825,285 3,157,743
LivePerson, Inc.
(a)(b)
................. 1,644,267 6,396,199
LiveRamp Holdings, Inc.
(a)
............. 1,499,402 43,242,754
LiveVox Holdings, Inc., Class A
(a)(b)
....... 497,362 1,661,189
Marathon Digital Holdings, Inc.
(a)(b)
....... 3,900,406 33,153,451
Matterport, Inc., Class A
(a)(b)
............ 5,806,641 12,600,411
MeridianLink, Inc.
(a)(b)
................ 604,292 10,309,222
MicroStrategy, Inc., Class A
(a)(b)
.......... 251,633 82,606,081
Mitek Systems, Inc.
(a)(b)
............... 970,004 10,398,443
Model N, Inc.
(a)(b)
................... 851,682 20,789,558
N-able, Inc.
(a)
...................... 1,584,642 20,441,882
NextNav, Inc.
(a)(b)
................... 1,249,759 6,423,761
Olo, Inc., Class A
(a)(b)
................. 2,359,171 14,296,576
ON24, Inc. ....................... 764,106 4,836,791
OneSpan, Inc.
(a)(b)
................... 930,810 10,006,207
PagerDuty, Inc.
(a)(b)
.................. 2,021,397 45,461,219
PowerSchool Holdings, Inc., Class A
(a)(b)
... 1,277,496 28,948,059
Progress Software Corp. .............. 989,735 52,040,266
PROS Holdings, Inc.
(a)(b)
.............. 1,018,852 35,272,656
Q2 Holdings, Inc.
(a)(b)
................. 1,301,310 41,993,274
Security
Shares
Shares Value
Software (continued)
Qualys, Inc.
(a)(b)
.................... 847,947 $ 129,354,315
Rapid7, Inc.
(a)(b)
.................... 1,366,714 62,568,167
Red Violet, Inc.
(a)(b)
.................. 234,790 4,698,148
Rimini Street, Inc.
(a)(b)
................ 1,205,458 2,652,008
Riot Platforms, Inc.
(a)(b)
............... 3,890,651 36,299,774
Sapiens International Corp. NV ......... 701,387 19,940,432
SEMrush Holdings, Inc., Class A
(a)(b)
...... 729,583 6,201,455
SolarWinds Corp.
(a)(b)
................ 1,174,153 11,084,004
SoundHound AI, Inc., Class A
(a)(b)
........ 3,208,407 6,448,898
SoundThinking, Inc.
(a)(b)
............... 211,836 3,791,864
Sprinklr, Inc., Class A
(a)(b)
.............. 2,340,206 32,388,451
Sprout Social, Inc., Class A
(a)(b)
.......... 1,090,502 54,394,240
SPS Commerce, Inc.
(a)(b)
.............. 835,625 142,565,981
Tenable Holdings, Inc.
(a)(b)
............. 2,602,518 116,592,806
Terawulf, Inc.
(a)(b)
................... 3,038,480 3,828,485
Varonis Systems, Inc.
(a)(b)
.............. 2,480,038 75,740,361
Verint Systems, Inc.
(a)(b)
............... 1,431,854 32,918,323
Veritone, Inc.
(a)(b)
................... 693,463 1,789,135
Viant Technology, Inc., Class A
(a)(b)
....... 305,351 1,709,966
Weave Communications, Inc.
(a)
......... 750,982 6,120,503
Workiva, Inc., Class A
(a)(b)
............. 1,114,472 112,940,592
Xperi, Inc.
(a)(b)
..................... 985,498 9,717,010
Yext, Inc.
(a)(b)
...................... 2,456,504 15,549,670
Zeta Global Holdings Corp., Class A
(a)(b)
.... 3,132,086 26,152,918
Zuora, Inc., Class A
(a)(b)
............... 2,946,116 24,275,996
2,781,666,623
Specialized REITs — 0.4%
Farmland Partners, Inc. .............. 1,121,543 11,507,031
Four Corners Property Trust, Inc. ........ 2,007,147 44,538,592
Gladstone Land Corp.
(b)
.............. 775,478 11,035,052
Outfront Media, Inc. ................. 3,420,473 34,546,777
PotlatchDeltic Corp. ................. 1,810,810 82,192,666
Safehold, Inc. ..................... 1,006,744 17,920,043
Uniti Group, Inc. ................... 5,479,583 25,863,632
227,603,793
Specialty Retail — 2.5%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 590,990 4,136,930
Aaron's Co., Inc. (The) ............... 705,474 7,386,313
Abercrombie & Fitch Co., Class A
(a)(b)
...... 1,113,091 62,744,940
Academy Sports & Outdoors, Inc.
(b)
....... 1,701,824 80,445,220
American Eagle Outfitters, Inc. .......... 4,165,483 69,188,673
America's Car-Mart, Inc.
(a)(b)
............ 138,977 12,645,517
Arko Corp. ....................... 1,824,557 13,045,583
Asbury Automotive Group, Inc.
(a)(b)
........ 471,191 108,406,913
BARK, Inc.
(a)(b)
..................... 2,969,315 3,563,178
Big 5 Sporting Goods Corp.
(b)
........... 550,869 3,861,592
Boot Barn Holdings, Inc.
(a)(b)
............ 675,098 54,811,207
Buckle, Inc. (The) .................. 694,632 23,193,762
Build-A-Bear Workshop, Inc. ........... 302,842 8,906,583
Caleres, Inc.
(b)
..................... 796,557 22,908,979
Camping World Holdings, Inc., Class A
(b)
... 955,654 19,504,898
CarParts.com, Inc.
(a)(b)
................ 1,215,712 5,008,733
Carvana Co., Class A
(a)(b)
.............. 2,184,690 91,713,286
Cato Corp. (The), Class A ............. 410,324 3,143,082
Chico's FAS, Inc.
(a)(b)
................. 2,753,889 20,599,090
Children's Place, Inc. (The)
(a)(b)
.......... 278,849 7,537,288
Designer Brands, Inc., Class A .......... 1,132,718 14,340,210
Destination XL Group, Inc.
(a)(b)
.......... 1,312,942 5,881,980
Duluth Holdings, Inc., Class B
(a)(b)
........ 297,882 1,790,271
Envela Corp.
(a)(b)
................... 95,398 452,187
EVgo, Inc., Class A
(a)(b)
............... 2,315,475 7,826,306
Foot Locker, Inc. ................... 1,874,310 32,519,279
Genesco, Inc.
(a)(b)
................... 275,498 8,490,848

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
24
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Group 1 Automotive, Inc.
(b)
............. 316,966 $ 85,171,934
GrowGeneration Corp.
(a)(b)
............. 1,388,089 4,053,220
Guess?, Inc. ...................... 665,018 14,390,990
Haverty Furniture Cos., Inc. ............ 332,146 9,559,162
Hibbett, Inc. ...................... 287,538 13,660,930
J Jill, Inc.
(a)(b)
...................... 92,400 2,735,040
Lands' End, Inc.
(a)(b)
................. 343,580 2,566,543
Lazydays Holdings, Inc.
(a)(b)
............ 254,355 1,933,098
Leslie's, Inc.
(a)(b)
.................... 4,037,410 22,851,741
MarineMax, Inc.
(a)(b)
................. 482,654 15,840,704
Monro, Inc.
(b)
...................... 715,658 19,873,823
National Vision Holdings, Inc.
(a)(b)
........ 1,772,149 28,673,371
ODP Corp. (The)
(a)(b)
................. 759,581 35,054,663
OneWater Marine, Inc., Class A
(a)(b)
....... 262,462 6,724,276
Overstock.com, Inc.
(a)(b)
............... 1,027,850 16,260,587
PetMed Express, Inc. ................ 517,011 5,299,363
Rent the Runway, Inc., Class A
(a)(b)
....... 1,133,670 771,576
Revolve Group, Inc., Class A
(a)(b)
......... 933,259 12,701,655
Sally Beauty Holdings, Inc.
(a)(b)
.......... 2,452,748 20,554,028
Shoe Carnival, Inc.
(b)
................ 409,572 9,842,015
Signet Jewelers Ltd.
(b)
................ 1,017,156 73,041,972
Sleep Number Corp.
(a)(b)
.............. 485,866 11,947,445
Sonic Automotive, Inc., Class A ......... 359,748 17,181,564
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 850,269 3,817,708
Stitch Fix, Inc., Class A
(a)(b)
............. 1,985,198 6,848,933
ThredUp, Inc., Class A
(a)(b)
............. 1,627,452 6,526,083
Tile Shop Holdings, Inc.
(a)
............. 681,643 3,742,220
Tilly's, Inc., Class A
(a)
................ 469,777 3,814,589
Torrid Holdings, Inc.
(a)(b)
............... 372,171 822,498
Upbound Group, Inc. ................ 1,261,354 37,146,875
Urban Outfitters, Inc.
(a)(b)
.............. 1,453,463 47,513,705
Warby Parker, Inc., Class A
(a)(b)
.......... 1,932,738 25,434,832
Winmark Corp. .................... 63,600 23,731,068
Zumiez, Inc.
(a)(b)
.................... 378,985 6,745,933
1,290,886,992
Technology Hardware, Storage & Peripherals — 0.9%
Avid Technology, Inc.
(a)(b)
.............. 776,901 20,875,330
CompoSecure, Inc., Class A
(a)(b)
......... 348,508 2,247,877
Corsair Gaming, Inc.
(a)(b)
.............. 847,435 12,313,231
CPI Card Group, Inc.
(a)(b)
.............. 96,616 1,789,328
Eastman Kodak Co.
(a)
................ 1,290,449 5,432,790
Immersion Corp. ................... 683,944 4,520,870
Intevac, Inc.
(a)(b)
.................... 519,840 1,616,702
IonQ, Inc.
(a)(b)
...................... 3,666,922 54,563,799
Super Micro Computer, Inc.
(a)(b)
.......... 1,056,480 289,707,946
Turtle Beach Corp.
(a)(b)
................ 356,887 3,238,749
Xerox Holdings Corp. ................ 2,653,761 41,637,510
437,944,132
Textiles, Apparel & Luxury Goods — 0.5%
Allbirds, Inc., Class A
(a)(b)
.............. 2,171,104 2,409,925
Figs, Inc., Class A
(a)(b)
................ 2,900,844 17,114,980
Fossil Group, Inc.
(a)(b)
................ 1,142,998 2,354,576
G-III Apparel Group Ltd.
(a)(b)
............ 946,174 23,578,656
Hanesbrands, Inc. .................. 8,051,926 31,885,627
Kontoor Brands, Inc. ................. 1,279,134 56,166,774
Movado Group, Inc. ................. 344,349 9,417,945
Oxford Industries, Inc. ............... 341,042 32,784,368
Rocky Brands, Inc. .................. 155,283 2,282,660
Steven Madden Ltd. ................. 1,714,475 54,468,871
Vera Bradley, Inc.
(a)
................. 596,800 3,944,848
Wolverine World Wide, Inc. ............ 1,771,220 14,276,033
250,685,263
Security
Shares
Shares Value
Tobacco — 0.1%
22nd Century Group, Inc.
(a)
............ 1 $ 1
Turning Point Brands, Inc. ............. 389,843 9,001,475
Universal Corp. .................... 556,661 26,279,966
Vector Group Ltd. .................. 3,329,669 35,427,678
70,709,120
Trading Companies & Distributors — 2.2%
Alta Equipment Group, Inc., Class A ...... 495,044 5,970,231
Applied Industrial Technologies, Inc. ...... 878,203 135,778,966
Beacon Roofing Supply, Inc.
(a)(b)
......... 1,228,692 94,818,162
BlueLinx Holdings, Inc.
(a)(b)
............. 200,655 16,471,769
Boise Cascade Co. ................. 904,307 93,179,793
Custom Truck One Source, Inc.
(a)(b)
....... 1,275,352 7,907,182
Distribution Solutions Group, Inc.
(a)(b)
...... 205,329 5,338,554
DXP Enterprises, Inc.
(a)(b)
.............. 321,911 11,247,570
EVI Industries, Inc.
(a)
................. 101,553 2,520,545
FTAI Aviation Ltd. ................... 2,268,778 80,655,058
GATX Corp. ...................... 804,097 87,509,877
Global Industrial Co. ................. 295,055 9,884,342
GMS, Inc.
(a)
....................... 931,321 59,576,604
H&E Equipment Services, Inc. .......... 728,283 31,454,543
Herc Holdings, Inc. .................. 643,863 76,581,065
Hudson Technologies, Inc.
(a)(b)
.......... 990,916 13,179,183
Karat Packaging, Inc. ................ 120,946 2,789,015
McGrath RentCorp .................. 556,923 55,825,962
MRC Global, Inc.
(a)(b)
................. 1,928,578 19,767,924
NOW, Inc.
(a)
...................... 2,441,918 28,985,567
Rush Enterprises, Inc., Class A ......... 1,414,249 57,743,787
Rush Enterprises, Inc., Class B ......... 210,964 9,554,559
Textainer Group Holdings Ltd. .......... 945,991 35,238,165
Titan Machinery, Inc.
(a)
............... 468,512 12,453,049
Transcat, Inc.
(a)(b)
................... 167,078 16,368,632
Triton International Ltd.
(d)
.............. 1,222,160 100,540,907
Veritiv Corp. ...................... 299,349 50,560,046
Willis Lease Finance Corp.
(a)(b)
.......... 63,064 2,667,607
Xometry, Inc., Class A
(a)(b)
............. 783,251 13,299,602
1,137,868,266
Water Utilities — 0.5%
American States Water Co. ............ 837,350 65,882,698
Artesian Resources Corp., Class A, NVS ... 200,479 8,418,113
Cadiz, Inc.
(a)(b)
..................... 903,465 2,990,469
California Water Service Group ......... 1,307,881 61,875,850
Consolidated Water Co. Ltd. ........... 342,626 9,744,284
Global Water Resources, Inc. ........... 275,981 2,690,815
Middlesex Water Co. ................ 398,117 26,375,251
Pure Cycle Corp.
(a)(b)
................. 437,945 4,204,272
SJW Group ....................... 724,355 43,540,979
York Water Co. (The) ................ 306,569 11,493,272
237,216,003
Wireless Telecommunication Services — 0.2%
Gogo, Inc.
(a)(b)
..................... 1,517,285 18,101,210
Shenandoah Telecommunications Co.
(b)
.... 1,106,443 22,803,790
Spok Holdings, Inc. ................. 414,783 5,918,954
Telephone & Data Systems, Inc. ......... 2,258,876 41,360,020
Tingo Group, Inc.
(a)(b)
................. 2,738,535 2,806,998
90,990,972
Total Common Stocks — 99.8%
(Cost: $75,180,550,503) ........................... 51,067,965,305

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Rights
Biotechnology — 0.0%
(a)(b)(d)
Contra Aduro Biotech I, CVR ........... 272,340 $ 691,468
Oncternal Therapeutics, Inc., CVR ....... 13,273 13,605
705,073
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(a)(b)(d)
...... 1,316,575 566,127
Total Rights — 0.0%
(Cost: $540,672) ................................ 1,271,200
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 92,645 2,542,179
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70)
(b)
... 46,322 822,215
Total Warrants — 0.0%
(Cost: $11,350,880) .............................. 3,364,394
Total Long-Term Investments — 99.8%
(Cost: $75,192,442,055) ........................... 51,072,600,899
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 12.4%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 5,927,897,783 $ 5,930,268,942
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 401,990,327 401,990,327
Total Short-Term Securities — 12.4%
(Cost: $6,328,515,174) ........................... 6,332,259,269
Total Investments — 112.2%
(Cost: $81,520,957,229 ) ........................... 57,404,860,168
Liabilities in Excess of Other Assets — (12.2)% ........... (6,223,506,524)
Net Assets — 100.0% ..............................
$ 51,181,353,644
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,967,616, representing less than 0.05% of its net assets as of period end, and an original cost of $14,991,359.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 6,230,712,235 $ — $ (301,067,456)
(a)
$ 48,840 $ 575,323 $ 5,930,268,942 5,927,897,783 $ 42,617,776
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 83,779,266 318,211,061
(a)
— — — 401,990,327 401,990,327 2,771,269 —
$ 48,840 $ 575,323 $ 6,332,259,269 $ 45,389,045 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 1,757 12/15/23 $ 158,007 $ 703,419

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 ETF
26
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
...... $ — $ — $ 703,419 $ — $ — $ — $ 703,419
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,625,821 $ — $ — $ — $ 1,625,821
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (4,343,242) $ — $ — $ — $ (4,343,242)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 171,428,140
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 50,965,375,265 $ 1,967,616 $ 100,622,424 $ 51,067,965,305
Rights ................................................ — — 1,271,200 1,271,200
Warrants .............................................. 3,364,394 — — 3,364,394
Short-Term Securities
Money Market Funds ...................................... 6,332,259,269 — — 6,332,259,269
$ 57,300,998,928 $ 1,967,616 $ 101,893,624 $ 57,404,860,168
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 703,419 $ — $ — $ 703,419
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 0.7%
AeroVironment, Inc.
(a)
................ 223,120 $ 24,884,574
Cadre Holdings, Inc. ................. 167,807 4,472,056
Eve Holding, Inc.
(a)(b)
................. 161,945 1,342,524
Leonardo DRS, Inc.
(a)(b)
............... 433,240 7,235,108
Moog, Inc., Class A ................. 49,485 5,589,826
Parsons Corp.
(a)(b)
................... 161,598 8,782,851
Redwire Corp.
(a)(b)
................... 45,681 132,018
Rocket Lab USA, Inc.
(a)(b)
.............. 2,384,494 10,444,084
Terran Orbital Corp.
(a)(b)
............... 68,689 57,177
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,214,444 2,185,999
65,126,217
Air Freight & Logistics — 0.2%
Forward Air Corp. .................. 224,768 15,450,552
Automobile Components — 1.6%
Atmus Filtration Technologies, Inc.
(a)(b)
..... 87,012 1,814,200
Cooper-Standard Holdings, Inc.
(a)(b)
....... 44,808 601,323
Dorman Products, Inc.
(a)
.............. 225,760 17,103,578
Fox Factory Holding Corp.
(a)(b)
.......... 365,282 36,192,141
Gentherm, Inc.
(a)(b)
.................. 284,047 15,412,390
LCI Industries ..................... 80,594 9,463,347
Luminar Technologies, Inc., Class A
(a)(b)
.... 2,325,678 10,581,835
Modine Manufacturing Co.
(a)(b)
.......... 282,354 12,917,696
Patrick Industries, Inc. ............... 23,194 1,740,942
Stoneridge, Inc.
(a)(b)
.................. 44,905 901,243
Visteon Corp.
(a)(b)
................... 241,431 33,334,378
XPEL, Inc.
(a)(b)(c)
.................... 193,957 14,956,024
155,019,097
Automobiles — 0.1%
(a)(b)
Fisker, Inc., Class A ................. 1,670,426 10,724,135
Livewire Group, Inc. ................. 98,226 680,706
Workhorse Group, Inc. ............... 229,107 94,942
11,499,783
Banks — 1.0%
Axos Financial, Inc.
(a)
................ 58,729 2,223,480
BancFirst Corp. .................... 28,485 2,470,504
Bancorp, Inc. (The)
(a)(b)
............... 452,768 15,620,496
Bank of NT Butterfield & Son Ltd. (The) .... 35,335 956,872
Bank7 Corp. ...................... 9,876 222,309
BayCom Corp. .................... 19,876 381,818
Burke & Herbert Financial Services Corp.
(b)
. 5,240 243,477
Capital City Bank Group, Inc. ........... 46,468 1,386,140
Citizens Financial Services, Inc.
(b)
........ 6,806 326,144
City Holding Co. ................... 6,050 546,617
Coastal Financial Corp.
(a)(b)
............ 94,635 4,060,788
Columbia Financial, Inc.
(a)(b)
............ 111,047 1,744,548
Esquire Financial Holdings, Inc. ......... 56,923 2,600,812
First Bancorp ..................... 115,934 1,560,472
First Financial Bankshares, Inc. ......... 1,121,334 28,167,910
Five Star Bancorp .................. 53,136 1,065,908
FS Bancorp, Inc. ................... 15,847 467,486
Greene County Bancorp, Inc. ........... 32,959 792,664
HomeTrust Bancshares, Inc. ........... 38,127 826,212
Lakeland Financial Corp. .............. 13,404 636,154
Metropolitan Bank Holding Corp.
(a)
....... 10,398 377,239
MVB Financial Corp. ................ 13,783 311,220
NBT Bancorp, Inc. .................. 6,052 191,788
Pathward Financial, Inc. .............. 69,032 3,181,685
Plumas Bancorp ................... 9,883 337,406
ServisFirst Bancshares, Inc. ........... 148,758 7,760,705
Stellar Bancorp, Inc. ................. 29,189 622,309
Stock Yards Bancorp, Inc. ............. 207,047 8,134,877
Security
Shares
Shares Value
Banks (continued)
Westamerica Bancorp ............... 65,554 $ 2,835,210
90,053,250
Beverages — 0.6%
Coca-Cola Consolidated, Inc. ........... 40,849 25,993,036
Duckhorn Portfolio, Inc. (The)
(a)
......... 72,683 745,728
MGP Ingredients, Inc.
(b)
............... 135,301 14,271,549
National Beverage Corp.
(a)
............. 202,584 9,525,500
Primo Water Corp. .................. 186,164 2,569,063
Vita Coco Co., Inc. (The)
(a)(b)
........... 244,150 6,357,666
Zevia PBC, Class A
(a)
................ 120,141 266,713
59,729,255
Biotechnology — 9.0%
(a)
4D Molecular Therapeutics, Inc.
(b)
........ 30,519 388,507
89bio, Inc. ....................... 531,405 8,204,893
ACADIA Pharmaceuticals, Inc.
(b)
......... 1,039,870 21,670,891
ACELYRIN, Inc. .................... 127,959 1,301,343
Actinium Pharmaceuticals, Inc.
(b)
........ 220,567 1,305,757
ADMA Biologics, Inc.
(b)
............... 957,602 3,428,215
Aerovate Therapeutics, Inc. ............ 96,791 1,313,454
Agenus, Inc.
(b)
..................... 485,975 549,152
Akero Therapeutics, Inc.
(b)
............. 440,145 22,262,534
Aldeyra Therapeutics, Inc.
(b)
............ 405,966 2,711,853
Alector, Inc. ...................... 544,243 3,526,695
Alkermes plc ...................... 1,419,672 39,765,013
Alpine Immune Sciences, Inc.
(b)
......... 142,739 1,634,362
Amicus Therapeutics, Inc.
(b)
............ 2,396,575 29,142,352
AnaptysBio, Inc. ................... 134,910 2,422,984
Anavex Life Sciences Corp.
(b)
........... 608,339 3,984,620
Apogee Therapeutics, Inc. ............. 75,207 1,601,909
Arbutus Biopharma Corp. ............. 644,683 1,308,707
Arcellx, Inc.
(b)
..................... 323,914 11,622,034
Arcturus Therapeutics Holdings, Inc.
(b)
..... 18,233 465,853
Arcus Biosciences, Inc.
(b)
.............. 136,254 2,445,759
Arcutis Biotherapeutics, Inc.
(b)
.......... 449,322 2,385,900
Ardelyx, Inc.
(b)
..................... 1,185,553 4,837,056
Arrowhead Pharmaceuticals, Inc.
(b)
....... 865,023 23,243,168
ARS Pharmaceuticals, Inc.
(b)
........... 42,438 160,416
Astria Therapeutics, Inc.
(b)
............. 199,281 1,486,636
Aurinia Pharmaceuticals, Inc.
(b)
.......... 1,157,007 8,989,944
Avid Bioservices, Inc.
(b)
............... 536,243 5,062,134
Avita Medical, Inc.
(b)
................. 215,968 3,155,293
Beam Therapeutics, Inc.
(b)
............. 541,697 13,027,813
BioCryst Pharmaceuticals, Inc.
(b)
......... 1,224,542 8,669,757
Biomea Fusion, Inc.
(b)
................ 168,637 2,320,445
Bioxcel Therapeutics, Inc.
(b)
............ 162,708 411,651
Blueprint Medicines Corp.
(b)
............ 520,202 26,124,544
Bridgebio Pharma, Inc.
(b)
.............. 682,452 17,996,259
Cabaletta Bio, Inc.
(b)
................. 261,964 3,987,092
Catalyst Pharmaceuticals, Inc.
(b)
......... 861,263 10,068,164
Celldex Therapeutics, Inc.
(b)
............ 102,580 2,823,002
Cerevel Therapeutics Holdings, Inc.
(b)
..... 530,770 11,586,709
Cogent Biosciences, Inc.
(b)
............. 376,582 3,671,675
Coherus Biosciences, Inc.
(b)
............ 701,389 2,623,195
Compass Therapeutics, Inc.
(b)
.......... 73,877 145,538
Crinetics Pharmaceuticals, Inc. ......... 92,124 2,739,768
Cue Biopharma, Inc.
(b)
............... 310,312 713,718
Cytokinetics, Inc.
(b)
.................. 738,002 21,741,539
Day One Biopharmaceuticals, Inc.
(b)
...... 490,377 6,016,926
Deciphera Pharmaceuticals, Inc. ........ 155,069 1,972,478
Denali Therapeutics, Inc.
(b)
............ 1,010,037 20,837,063
Disc Medicine, Inc.
(b)
................. 70,589 3,316,271
Dynavax Technologies Corp.
(b)
.......... 934,298 13,799,581
Dyne Therapeutics, Inc.
(b)
............. 104,453 935,899

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Enanta Pharmaceuticals, Inc.
(b)
......... 21,391 $ 238,938
Fennec Pharmaceuticals, Inc.
(b)
......... 38,617 290,014
Foghorn Therapeutics, Inc.
(b)
........... 177,641 888,205
Genelux Corp.
(b)
.................... 39,464 966,473
Geron Corp.
(b)
..................... 3,222,986 6,832,730
Halozyme Therapeutics, Inc.
(b)
.......... 1,110,387 42,416,783
Heron Therapeutics, Inc.
(b)
............. 811,682 836,032
HilleVax, Inc. ...................... 42,977 578,041
Humacyte, Inc.
(b)
................... 466,937 1,368,125
Ideaya Biosciences, Inc. .............. 300,339 8,103,146
Immuneering Corp., Class A
(b)
.......... 146,087 1,121,948
ImmunityBio, Inc.
(b)
.................. 778,609 1,315,849
ImmunoGen, Inc.
(b)
.................. 1,196,684 18,991,375
Immunovant, Inc. ................... 463,125 17,779,369
Inhibrx, Inc. ....................... 194,884 3,576,121
Insmed, Inc.
(b)
..................... 1,126,269 28,438,292
Intellia Therapeutics, Inc.
(b)
............ 109,784 3,471,370
Intercept Pharmaceuticals, Inc.
(b)
........ 347,436 6,441,463
Ironwood Pharmaceuticals, Inc., Class A ... 482,380 4,645,319
Janux Therapeutics, Inc.
(b)
............. 17,488 176,279
Karyopharm Therapeutics, Inc.
(b)
........ 960,788 1,287,456
Keros Therapeutics, Inc.
(b)
............. 193,147 6,157,526
Krystal Biotech, Inc.
(b)
................ 185,424 21,509,184
Kymera Therapeutics, Inc.
(b)
............ 326,470 4,537,933
Lexicon Pharmaceuticals, Inc.
(b)
......... 349,301 380,738
Lineage Cell Therapeutics, Inc.
(b)
........ 1,133,467 1,337,491
MacroGenics, Inc. .................. 157,804 735,367
Madrigal Pharmaceuticals, Inc.
(b)
........ 116,843 17,063,752
MannKind Corp.
(b)
.................. 1,787,552 7,382,590
MeiraGTx Holdings plc ............... 198,062 972,484
Merrimack Pharmaceuticals, Inc. ........ 87,146 1,074,510
Mersana Therapeutics, Inc. ............ 548,153 696,154
Mineralys Therapeutics, Inc.
(b)
.......... 31,692 301,391
Mirum Pharmaceuticals, Inc.
(b)
.......... 211,823 6,693,607
Morphic Holding, Inc. ................ 261,551 5,992,133
Novavax, Inc.
(b)
.................... 608,617 4,406,387
Nuvalent, Inc., Class A
(b)
.............. 205,611 9,451,938
Nuvectis Pharma, Inc.
(b)
.............. 63,491 818,399
Omega Therapeutics, Inc.
(b)
............ 202,111 434,539
Organogenesis Holdings, Inc., Class A
(b)
... 81,785 260,076
Outlook Therapeutics, Inc.
(b)
............ 1,307,761 289,015
PDS Biotechnology Corp.
(b)
............ 235,529 1,189,421
PepGen, Inc.
(b)
.................... 36,950 187,706
Prime Medicine, Inc.
(b)
................ 341,474 3,257,662
ProKidney Corp., Class A
(b)
............ 100,628 460,876
Protagonist Therapeutics, Inc.
(b)
......... 307,899 5,135,755
Prothena Corp. plc
(b)
................. 355,692 17,162,139
PTC Therapeutics, Inc. ............... 490,639 10,995,220
RAPT Therapeutics, Inc.
(b)
............. 189,477 3,149,108
Reneo Pharmaceuticals, Inc.
(b)
.......... 69,354 528,131
REVOLUTION Medicines, Inc.
(b)
......... 867,137 24,002,352
Rhythm Pharmaceuticals, Inc.
(b)
......... 442,308 10,139,911
Rigel Pharmaceuticals, Inc. ............ 1,211,469 1,308,387
Rocket Pharmaceuticals, Inc.
(b)
.......... 425,735 8,723,310
Sage Therapeutics, Inc.
(b)
............. 425,570 8,758,231
Sagimet Biosciences, Inc., Class A
(b)
...... 20,346 179,045
Sana Biotechnology, Inc.
(b)
............. 61,717 238,845
Savara, Inc.
(b)
..................... 44,606 168,611
Selecta Biosciences, Inc.
(b)
............ 250,709 265,752
Seres Therapeutics, Inc.
(b)
............. 557,915 1,327,838
SpringWorks Therapeutics, Inc.
(b)
........ 497,631 11,505,229
Summit Therapeutics, Inc.
(b)
............ 982,742 1,837,728
Syndax Pharmaceuticals, Inc.
(b)
......... 471,708 6,849,200
TG Therapeutics, Inc.
(b)
............... 1,178,029 9,848,322
Travere Therapeutics, Inc.
(b)
............ 579,161 5,177,699
Security
Shares
Shares Value
Biotechnology (continued)
Turnstone Biologics Corp.
(b)
............ 23,056 $ 90,841
Tyra Biosciences, Inc.
(b)
.............. 42,662 587,456
UroGen Pharma Ltd.
(b)
............... 132,843 1,861,130
Vaxcyte, Inc.
(b)
..................... 802,679 40,920,575
Vaxxinity, Inc., Class A
(b)
.............. 354,264 485,342
Vera Therapeutics, Inc., Class A ......... 141,853 1,944,805
Vericel Corp.
(b)
..................... 407,445 13,657,556
Viking Therapeutics, Inc.
(b)
............. 824,961 9,132,318
Vir Biotechnology, Inc. ............... 35,296 330,724
Viridian Therapeutics, Inc.
(b)
............ 281,640 4,320,358
Voyager Therapeutics, Inc.
(b)
........... 268,748 2,082,797
X4 Pharmaceuticals, Inc.
(b)
............ 520,910 567,792
Xencor, Inc.
(b)
..................... 270,442 5,449,406
Y-mAbs Therapeutics, Inc.
(b)
............ 152,434 830,765
Zentalis Pharmaceuticals, Inc.
(b)
......... 499,929 10,028,576
850,851,982
Broadline Retail — 0.1%
Dillard's, Inc., Class A ................ 29,916 9,896,512
Qurate Retail, Inc., Class B
(a)(b)
.......... 14,924 113,721
Savers Value Village, Inc.
(a)
............ 109,364 2,041,826
12,052,059
Building Products — 2.0%
AAON, Inc.
(b)
...................... 579,679 32,966,345
American Woodmark Corp.
(a)
........... 9,082 686,690
Apogee Enterprises, Inc. .............. 72,933 3,433,686
CSW Industrials, Inc. ................ 131,605 23,062,460
Gibraltar Industries, Inc.
(a)
............. 147,610 9,965,151
Griffon Corp. ...................... 224,529 8,907,066
Janus International Group, Inc.
(a)
........ 723,546 7,741,942
Masonite International Corp.
(a)
.......... 189,830 17,695,953
PGT Innovations, Inc.
(a)(b)
.............. 486,427 13,498,349
Simpson Manufacturing Co., Inc. ........ 367,563 55,064,613
UFP Industries, Inc. ................. 77,938 7,980,851
Zurn Elkay Water Solutions Corp. ........ 253,021 7,089,648
188,092,754
Capital Markets — 2.0%
AlTi Global, Inc., Class A
(a)(b)
........... 186,566 1,298,499
Artisan Partners Asset Management, Inc.,
Class A ....................... 305,209 11,420,921
AssetMark Financial Holdings, Inc.
(a)
...... 191,493 4,802,645
Avantax, Inc.
(a)
..................... 294,202 7,525,687
B Riley Financial, Inc. ................ 163,058 6,683,747
BGC Group, Inc., Class A ............. 1,301,747 6,873,224
Brightsphere Investment Group, Inc. ...... 114,538 2,220,892
Cohen & Steers, Inc. ................ 224,867 14,096,912
Diamond Hill Investment Group, Inc. ...... 25,455 4,290,949
Donnelley Financial Solutions, Inc.
(a)
...... 151,816 8,544,205
GCM Grosvenor, Inc., Class A .......... 335,258 2,601,602
Hamilton Lane, Inc., Class A ........... 186,766 16,891,117
Moelis & Co., Class A ................ 277,122 12,506,516
Open Lending Corp., Class A
(a)(b)
........ 786,561 5,757,627
P10, Inc., Class A
(b)
................. 367,219 4,278,101
Patria Investments Ltd., Class A ......... 477,383 6,960,244
Perella Weinberg Partners, Class A ....... 368,860 3,754,995
Piper Sandler Cos. .................. 123,823 17,992,720
PJT Partners, Inc., Class A ............ 205,285 16,307,840
Sculptor Capital Management, Inc., Class A . 109,174 1,266,418
Silvercrest Asset Management Group, Inc.,
Class A ....................... 93,256 1,479,973
StepStone Group, Inc., Class A ......... 467,771 14,772,208
StoneX Group, Inc.
(a)(b)
............... 17,745 1,719,845
Value Line, Inc. .................... 6,927 302,849
Victory Capital Holdings, Inc., Class A ..... 213,475 7,117,257

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Virtus Investment Partners, Inc. ......... 8,325 $ 1,681,567
WisdomTree, Inc. ................... 1,184,627 8,292,389
191,440,949
Chemicals — 2.4%
American Vanguard Corp.
(b)
............ 41,298 451,387
Balchem Corp. .................... 273,663 33,945,159
Cabot Corp. ...................... 474,950 32,899,786
Chase Corp. ...................... 54,494 6,933,272
Core Molding Technologies, Inc.
(a)
........ 4,921 140,199
Ecovyst, Inc.
(a)(b)
.................... 174,827 1,720,298
Hawkins, Inc. ..................... 166,200 9,780,870
HB Fuller Co.
(b)
.................... 413,000 28,335,930
Ingevity Corp.
(a)
.................... 314,032 14,951,064
Innospec, Inc. ..................... 188,979 19,313,654
Livent Corp.
(a)(b)
.................... 1,545,304 28,449,047
Orion SA
(b)
....................... 480,287 10,220,507
PureCycle Technologies, Inc.
(a)(b)
......... 215,735 1,210,273
Quaker Chemical Corp. .............. 119,338 19,094,080
Sensient Technologies Corp. ........... 362,158 21,179,000
Stepan Co. ....................... 22,224 1,666,133
230,290,659
Commercial Services & Supplies — 1.3%
ACV Auctions, Inc., Class A
(a)(b)
.......... 1,091,205 16,564,492
Aris Water Solutions, Inc., Class A
(b)
...... 21,705 216,616
Brink's Co. (The) ................... 394,067 28,625,027
Casella Waste Systems, Inc., Class A
(a)
.... 481,264 36,720,443
Cimpress plc
(a)(b)
................... 87,317 6,113,063
Healthcare Services Group, Inc. ......... 608,777 6,349,544
Heritage-Crystal Clean, Inc.
(a)(b)
......... 23,182 1,051,304
HNI Corp. ........................ 39,300 1,360,959
LanzaTech Global, Inc.
(a)(b)
............. 178,445 833,338
Liquidity Services, Inc.
(a)
.............. 114,523 2,017,895
Matthews International Corp., Class A
(b)
.... 68,630 2,670,393
Montrose Environmental Group, Inc.
(a)
..... 238,928 6,991,033
Performant Financial Corp.
(a)(b)
.......... 471,478 1,065,540
Pitney Bowes, Inc. .................. 598,066 1,806,160
SP Plus Corp.
(a)
.................... 167,881 6,060,504
Viad Corp.
(a)
...................... 175,609 4,600,956
123,047,267
Communications Equipment — 1.0%
(a)
Calix, Inc. ........................ 506,696 23,226,945
Cambium Networks Corp. ............. 101,280 742,382
Clearfield, Inc.
(b)
.................... 112,091 3,212,528
CommScope Holding Co., Inc. .......... 1,792,923 6,024,221
Digi International, Inc.
(b)
............... 268,095 7,238,565
Extreme Networks, Inc. ............... 1,080,514 26,159,244
Harmonic, Inc.
(b)
.................... 941,623 9,067,830
Infinera Corp.
(b)
.................... 1,709,787 7,146,910
Viavi Solutions, Inc.
(b)
................ 1,571,888 14,367,056
97,185,681
Construction & Engineering — 2.3%
Ameresco, Inc., Class A
(a)(b)
............ 275,726 10,631,995
API Group Corp.
(a)(b)
................. 1,201,305 31,149,839
Bowman Consulting Group Ltd.
(a)(b)
....... 87,080 2,440,852
Comfort Systems USA, Inc.
(b)
........... 303,161 51,661,666
Concrete Pumping Holdings, Inc.
(a)(b)
...... 127,436 1,093,401
Construction Partners, Inc., Class A
(a)(b)
.... 342,961 12,538,654
Dycom Industries, Inc.
(a)(b)
............. 245,104 21,814,256
Fluor Corp.
(a)
...................... 1,138,165 41,770,655
Granite Construction, Inc. ............. 53,482 2,033,386
IES Holdings, Inc.
(a)(b)
................ 69,733 4,593,313
INNOVATE Corp.
(a)(b)
................. 91,781 148,685
Security
Shares
Shares Value
Construction & Engineering (continued)
Limbach Holdings, Inc.
(a)
.............. 14,153 $ 449,075
MYR Group, Inc.
(a)
.................. 141,053 19,008,302
Primoris Services Corp. .............. 27,937 914,378
Sterling Infrastructure, Inc.
(a)
........... 224,411 16,489,720
216,738,177
Construction Materials — 0.0%
United States Lime & Minerals, Inc. ....... 17,499 3,517,299
Consumer Finance — 0.6%
FirstCash Holdings, Inc. .............. 324,756 32,599,007
LendingTree, Inc.
(a)(b)
................ 24,027 372,418
NerdWallet, Inc., Class A
(a)(b)
........... 301,546 2,680,744
PROG Holdings, Inc.
(a)
............... 75,789 2,516,953
Regional Management Corp. ........... 15,420 426,826
Upstart Holdings, Inc.
(a)(b)
.............. 618,646 17,656,157
World Acceptance Corp.
(a)(b)
............ 2,740 348,144
56,600,249
Consumer Staples Distribution & Retail — 0.6%
Chefs' Warehouse, Inc. (The)
(a)(b)
........ 303,781 6,434,082
PriceSmart, Inc. .................... 155,787 11,595,226
Sprouts Farmers Market, Inc.
(a)(b)
........ 888,009 38,006,785
56,036,093
Containers & Packaging — 0.3%
Myers Industries, Inc. ................ 317,720 5,696,720
O-I Glass, Inc.
(a)
.................... 1,136,233 19,009,178
24,705,898
Diversified Consumer Services — 1.6%
Carriage Services, Inc. ............... 112,462 3,177,052
Chegg, Inc.
(a)
...................... 869,896 7,759,472
Coursera, Inc.
(a)
.................... 1,117,158 20,879,683
Duolingo, Inc., Class A
(a)(b)
............. 245,668 40,748,951
European Wax Center, Inc., Class A
(a)(b)
.... 272,001 4,406,416
Frontdoor, Inc.
(a)
.................... 706,175 21,601,893
Laureate Education, Inc. .............. 950,411 13,400,795
Nerdy, Inc., Class A
(a)
................ 509,638 1,885,661
OneSpaWorld Holdings Ltd.
(a)
.......... 712,629 7,995,697
Rover Group, Inc., Class A
(a)(b)
.......... 792,063 4,958,315
Stride, Inc.
(a)(b)
..................... 363,642 16,374,799
Udemy, Inc.
(a)(b)
.................... 736,487 6,996,627
Universal Technical Institute, Inc.
(a)
....... 47,976 402,039
150,587,400
Diversified REITs — 0.0%
Essential Properties Realty Trust, Inc. ..... 146,701 3,173,143
Gladstone Commercial Corp. ........... 64,870 788,819
3,961,962
Diversified Telecommunication Services — 0.4%
Anterix, Inc.
(a)(b)
.................... 101,080 3,171,890
AST SpaceMobile, Inc., Class A
(a)(b)
....... 690,538 2,624,044
Bandwidth, Inc., Class A
(a)(b)
............ 49,187 554,337
Charge Enterprises, Inc.
(a)(b)
............ 1,141,401 567,505
Cogent Communications Holdings, Inc. .... 233,852 14,475,439
Consolidated Communications Holdings, Inc.
(a)
46,442 158,832
Globalstar, Inc.
(a)(b)
.................. 5,155,824 6,754,129
IDT Corp., Class B
(a)(b)
................ 103,317 2,278,140
Ooma, Inc.
(a)(b)
..................... 202,351 2,632,587
33,216,903
Electric Utilities — 0.3%
Genie Energy Ltd., Class B ............ 86,149 1,268,975
MGE Energy, Inc. ................... 158,996 10,892,816
Otter Tail Corp. .................... 187,273 14,217,766

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electric Utilities (continued)
PNM Resources, Inc. ................ 77,083 $ 3,438,673
29,818,230
Electrical Equipment — 2.5%
Allient, Inc. ....................... 111,283 3,440,870
Amprius Technologies, Inc.
(a)(b)
.......... 46,404 219,955
Array Technologies, Inc.
(a)(b)
............ 1,297,119 28,783,071
Atkore, Inc.
(a)(b)
..................... 331,105 49,397,555
Babcock & Wilcox Enterprises, Inc.
(a)
...... 35,735 150,444
Blink Charging Co.
(a)(b)
................ 254,289 778,124
Bloom Energy Corp., Class A
(a)(b)
........ 1,647,388 21,844,365
Dragonfly Energy Holdings Corp.
(a)(b)
...... 233,155 359,059
EnerSys ......................... 329,739 31,216,391
Enovix Corp.
(a)(b)
.................... 1,175,151 14,748,145
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 838,925 1,803,689
Fluence Energy, Inc., Class A
(a)(b)
........ 335,610 7,715,674
FTC Solar, Inc.
(a)(b)
.................. 547,709 701,068
GrafTech International Ltd. ............ 945,283 3,620,434
LSI Industries, Inc. .................. 172,476 2,738,919
NEXTracker, Inc., Class A
(a)(b)
........... 426,157 17,114,465
NuScale Power Corp., Class A
(a)(b)
........ 451,422 2,211,968
Preformed Line Products Co. ........... 9,541 1,551,176
SES AI Corp., Class A
(a)(b)
............. 122,242 277,489
Shoals Technologies Group, Inc., Class A
(a)(b)
1,467,637 26,784,375
SKYX Platforms Corp.
(a)(b)
............. 536,492 761,819
SunPower Corp.
(a)(b)
................. 757,962 4,676,626
Thermon Group Holdings, Inc.
(a)(b)
........ 31,284 859,371
TPI Composites, Inc.
(a)(b)
.............. 358,685 950,515
Vicor Corp.
(a)(b)
..................... 190,481 11,217,426
233,922,993
Electronic Equipment, Instruments & Components — 3.4%
Advanced Energy Industries, Inc.
(b)
....... 321,891 33,193,400
Akoustis Technologies, Inc.
(a)(b)
.......... 572,422 430,977
Arlo Technologies, Inc.
(a)
.............. 660,195 6,800,008
Badger Meter, Inc.
(b)
................. 252,105 36,270,346
Bel Fuse, Inc., Class B, NVS ........... 7,424 354,273
Belden, Inc.
(b)
..................... 226,022 21,822,424
Climb Global Solutions, Inc. ............ 32,268 1,387,847
CTS Corp. ....................... 268,169 11,193,374
ePlus, Inc.
(a)
...................... 12,977 824,299
Evolv Technologies Holdings, Inc.
(a)(b)
..... 179,037 870,120
Fabrinet
(a)
........................ 315,285 52,532,787
FARO Technologies, Inc.
(a)
............. 12,166 185,288
Insight Enterprises, Inc.
(a)(b)
............ 247,260 35,976,330
Iteris, Inc.
(a)(b)
...................... 199,215 824,750
Itron, Inc.
(a)
....................... 37,367 2,263,693
Kimball Electronics, Inc.
(a)(b)
............ 48,157 1,318,539
Lightwave Logic, Inc.
(a)(b)
.............. 980,393 4,382,357
Luna Innovations, Inc.
(a)(b)
............. 272,075 1,594,359
MicroVision, Inc.
(a)(b)
................. 1,508,097 3,302,732
Napco Security Technologies, Inc.
(b)
...... 268,777 5,980,288
Novanta, Inc.
(a)(b)
................... 306,850 44,014,564
OSI Systems, Inc.
(a)
................. 136,079 16,062,765
PAR Technology Corp.
(a)(b)
............. 17,809 686,359
Plexus Corp.
(a)
..................... 209,073 19,439,608
Rogers Corp.
(a)(b)
................... 109,064 14,338,644
Sanmina Corp.
(a)(b)
.................. 25,072 1,360,908
317,411,039
Energy Equipment & Services — 3.4%
Archrock, Inc. ..................... 218,095 2,747,997
Atlas Energy Solutions, Inc., Class A ...... 22,180 493,061
Borr Drilling Ltd.
(a)(b)
................. 1,888,523 13,408,513
Cactus, Inc., Class A ................ 553,589 27,795,704
ChampionX Corp. .................. 1,706,030 60,768,789
Security
Shares
Shares Value
Energy Equipment & Services (continued)
Core Laboratories, Inc.
(b)
.............. 129,689 $ 3,113,833
DMC Global, Inc.
(a)(b)
................. 51,778 1,267,008
Expro Group Holdings NV
(a)
............ 284,207 6,602,129
KLX Energy Services Holdings, Inc.
(a)(b)
.... 11,950 141,607
Kodiak Gas Services, Inc.
(a)(b)
........... 41,659 744,863
Liberty Energy, Inc., Class A ........... 84,802 1,570,533
Nabors Industries Ltd.
(a)
.............. 71,457 8,799,215
Noble Corp. plc .................... 785,154 39,768,050
Oceaneering International, Inc.
(a)
........ 862,739 22,189,647
Patterson-UTI Energy, Inc. ............ 177,416 2,455,437
ProFrac Holding Corp., Class A
(a)(b)
....... 49,887 542,770
Solaris Oilfield Infrastructure, Inc., Class A .. 25,910 276,201
TETRA Technologies, Inc.
(a)
............ 1,072,871 6,844,917
Tidewater, Inc.
(a)(b)
.................. 407,784 28,981,209
Valaris Ltd.
(a)(b)
..................... 525,907 39,432,507
Weatherford International plc
(a)
.......... 609,722 55,076,188
323,020,178
Entertainment — 0.6%
(a)
Atlanta Braves Holdings, Inc., Class A
(b)
.... 88,951 3,475,316
Atlanta Braves Holdings, Inc., Class C, NVS
(b)
384,793 13,748,654
Cinemark Holdings, Inc.
(b)
............. 785,432 14,412,677
IMAX Corp.
(b)
..................... 388,854 7,512,659
Lions Gate Entertainment Corp., Class A
(b)
.. 363,349 3,081,200
Lions Gate Entertainment Corp., Class B, NVS 664,482 5,229,473
Loop Media, Inc.
(b)
.................. 306,588 152,374
Madison Square Garden Entertainment Corp.
(b)
316,218 10,406,734
Vivid Seats, Inc., Class A
(b)
............ 66,087 424,279
58,443,366
Financial Services — 1.6%
AvidXchange Holdings, Inc.
(a)(b)
.......... 1,169,890 11,090,557
Cantaloupe, Inc.
(a)(b)
................. 334,937 2,093,356
Cass Information Systems, Inc. ......... 105,390 3,925,777
EVERTEC, Inc. .................... 557,515 20,728,408
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 14,183 2,188,437
Flywire Corp.
(a)(b)
................... 821,903 26,210,487
I3 Verticals, Inc., Class A
(a)
............. 192,015 4,059,197
International Money Express, Inc.
(a)(b)
...... 281,663 4,768,555
Marqeta, Inc., Class A
(a)(b)
............. 557,713 3,335,124
NMI Holdings, Inc., Class A
(a)
........... 56,768 1,537,845
Pagseguro Digital Ltd., Class A
(a)
........ 1,012,321 8,716,084
Payoneer Global, Inc.
(a)
............... 2,222,077 13,599,111
Paysign, Inc.
(a)(b)
.................... 314,508 613,291
PennyMac Financial Services, Inc. ....... 15,866 1,056,676
Priority Technology Holdings, Inc.
(a)(b)
...... 149,880 485,611
Remitly Global, Inc.
(a)(b)
............... 1,121,375 28,281,077
StoneCo Ltd., Class A
(a)(b)
............. 1,514,406 16,158,712
148,848,305
Food Products — 1.6%
Beyond Meat, Inc.
(a)(b)
................ 507,066 4,877,975
BRC, Inc., Class A
(a)(b)
................ 292,158 1,048,847
Calavo Growers, Inc. ................ 150,075 3,786,392
Cal-Maine Foods, Inc. ................ 309,060 14,964,685
Dole plc ......................... 348,541 4,036,105
Hostess Brands, Inc., Class A
(a)
......... 211,198 7,035,005
J & J Snack Foods Corp.
(b)
............ 129,380 21,173,037
John B Sanfilippo & Son, Inc. ........... 77,055 7,613,034
Lancaster Colony Corp. .............. 167,402 27,626,352
Mission Produce, Inc.
(a)(b)
.............. 56,674 548,604
Simply Good Foods Co. (The)
(a)
......... 776,005 26,787,693
Sovos Brands, Inc.
(a)(b)
............... 436,354 9,839,783
SunOpta, Inc.
(a)(b)
................... 731,072 2,463,713
TreeHouse Foods, Inc.
(a)(b)
............. 53,495 2,331,312

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
31
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Utz Brands, Inc., Class A
(b)
............ 610,795 $ 8,202,977
Vital Farms, Inc.
(a)(b)
................. 260,516 3,016,775
Westrock Coffee Co.
(a)(b)
.............. 245,350 2,173,801
147,526,090
Gas Utilities — 0.3%
Brookfield Infrastructure Corp., Class A .... 84,574 2,988,845
Chesapeake Utilities Corp. ............ 96,708 9,453,207
New Jersey Resources Corp. ........... 439,032 17,837,870
RGC Resources, Inc. ................ 4,587 79,355
30,359,277
Ground Transportation — 0.4%
ArcBest Corp. ..................... 81,467 8,281,121
Daseke, Inc.
(a)(b)
.................... 348,250 1,786,522
Marten Transport Ltd. ................ 399,721 7,878,501
PAM Transportation Services, Inc.
(a)
...... 8,054 173,564
RXO, Inc.
(a)(b)
...................... 866,958 17,105,081
Werner Enterprises, Inc. .............. 80,272 3,126,594
38,351,383
Health Care Equipment & Supplies — 4.6%
Accuray, Inc.
(a)(b)
.................... 777,300 2,114,256
Alphatec Holdings, Inc.
(a)(b)
............. 281,193 3,647,073
Artivion, Inc.
(a)
..................... 48,187 730,515
AtriCure, Inc.
(a)(b)
................... 287,240 12,581,112
Atrion Corp. ...................... 11,864 4,901,849
AxoGen, Inc.
(a)(b)
................... 342,340 1,711,700
Axonics, Inc.
(a)(b)
.................... 420,930 23,622,592
Beyond Air, Inc.
(a)(b)
.................. 190,906 440,993
Cerus Corp.
(a)(b)
.................... 1,520,228 2,462,769
ClearPoint Neuro, Inc.
(a)(b)
............. 177,075 887,146
CONMED Corp.
(b)
.................. 262,611 26,484,319
CVRx, Inc.
(a)(b)
..................... 82,190 1,246,822
Embecta Corp. .................... 53,382 803,399
Glaukos Corp.
(a)(b)
................... 400,919 30,169,155
Haemonetics Corp.
(a)(b)
............... 429,079 38,436,897
Inari Medical, Inc.
(a)(b)
................ 425,375 27,819,525
Inmode Ltd.
(a)(b)
.................... 662,473 20,178,928
iRadimed Corp. .................... 63,176 2,803,119
iRhythm Technologies, Inc.
(a)(b)
.......... 262,406 24,734,390
KORU Medical Systems, Inc.
(a)(b)
......... 271,835 733,954
Lantheus Holdings, Inc.
(a)(b)
............ 582,353 40,461,886
LeMaitre Vascular, Inc. ............... 168,969 9,205,431
LivaNova plc
(a)
..................... 31,339 1,657,206
Merit Medical Systems, Inc.
(a)
........... 488,100 33,688,662
Nano-X Imaging Ltd.
(a)(b)
.............. 41,137 269,859
Nevro Corp.
(a)
..................... 104,754 2,013,372
Omnicell, Inc.
(a)(b)
................... 190,479 8,579,174
Orchestra BioMed Holdings, Inc.
(a)(b)
...... 116,743 1,017,999
OrthoPediatrics Corp.
(a)(b)
.............. 118,776 3,800,832
Outset Medical, Inc.
(a)(b)
............... 425,496 4,629,396
Paragon 28, Inc.
(a)(b)
................. 374,714 4,702,661
PROCEPT BioRobotics Corp.
(a)(b)
........ 309,075 10,140,751
Pulmonx Corp.
(a)(b)
.................. 313,030 3,233,600
Pulse Biosciences, Inc.
(a)(b)
............. 35,252 142,066
RxSight, Inc.
(a)(b)
.................... 233,408 6,509,749
Sanara Medtech, Inc.
(a)(b)
.............. 31,432 978,478
Semler Scientific, Inc.
(a)
............... 41,019 1,040,652
SI-BONE, Inc.
(a)
.................... 300,386 6,380,199
Sight Sciences, Inc.
(a)(b)
............... 180,052 606,775
Silk Road Medical, Inc.
(a)
.............. 331,293 4,966,082
STAAR Surgical Co.
(a)(b)
............... 417,550 16,777,159
Surmodics, Inc.
(a)
................... 117,751 3,778,630
Tactile Systems Technology, Inc.
(a)(b)
...... 197,544 2,775,493
Tela Bio, Inc.
(a)(b)
.................... 132,778 1,062,224
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc.
(a)(b)
............ 272,190 $ 14,902,402
Treace Medical Concepts, Inc.
(a)(b)
........ 385,675 5,056,199
UFP Technologies, Inc.
(a)(b)
............. 60,819 9,819,228
Utah Medical Products, Inc. ............ 25,392 2,183,712
Vicarious Surgical, Inc., Class A
(a)
........ 304,249 179,720
Zynex, Inc.
(a)
...................... 163,935 1,311,480
428,381,590
Health Care Providers & Services — 4.3%
Accolade, Inc.
(a)(b)
................... 548,912 5,807,489
AdaptHealth Corp.
(a)(b)
................ 424,099 3,859,301
Addus HomeCare Corp.
(a)
............. 62,558 5,329,316
Agiliti, Inc.
(a)(b)
..................... 224,232 1,455,266
AirSculpt Technologies, Inc.
(a)(b)
......... 98,468 673,521
Alignment Healthcare, Inc.
(a)(b)
.......... 726,066 5,038,898
AMN Healthcare Services, Inc.
(a)
......... 340,306 28,987,265
Apollo Medical Holdings, Inc.
(a)(b)
......... 366,315 11,300,818
Aveanna Healthcare Holdings, Inc.
(a)
...... 111,190 132,316
Castle Biosciences, Inc.
(a)(b)
............ 82,169 1,387,834
CorVel Corp.
(a)(b)
.................... 74,868 14,722,792
Cross Country Healthcare, Inc.
(a)(b)
....... 44,350 1,099,436
DocGo, Inc.
(a)(b)
.................... 674,267 3,593,843
Ensign Group, Inc. (The) .............. 466,392 43,341,809
Guardant Health, Inc.
(a)
............... 965,744 28,624,652
HealthEquity, Inc.
(a)(b)
................ 720,022 52,597,607
Hims & Hers Health, Inc., Class A
(a)(b)
..... 1,048,272 6,593,631
InfuSystem Holdings, Inc.
(a)(b)
........... 144,444 1,392,440
Innovage Holding Corp.
(a)(b)
............ 167,761 1,004,888
Invitae Corp.
(a)(b)
.................... 2,022,737 1,224,160
Joint Corp. (The)
(a)
.................. 121,169 1,089,309
LifeStance Health Group, Inc.
(a)(b)
........ 497,118 3,415,201
ModivCare, Inc.
(a)(b)
.................. 109,203 3,440,987
National Research Corp. .............. 122,648 5,441,892
NeoGenomics, Inc.
(a)(b)
............... 95,768 1,177,946
Option Care Health, Inc.
(a)
............. 1,456,102 47,104,900
P3 Health Partners, Inc., Class A
(a)(b)
...... 342,287 503,162
Patterson Cos., Inc. ................. 162,304 4,810,691
Pennant Group, Inc. (The)
(a)(b)
.......... 246,203 2,740,239
PetIQ, Inc., Class A
(a)(b)
............... 195,011 3,841,717
Privia Health Group, Inc.
(a)(b)
............ 942,745 21,683,135
Progyny, Inc.
(a)
..................... 670,099 22,796,768
Quipt Home Medical Corp.
(a)(b)
.......... 342,775 1,744,725
RadNet, Inc.
(a)(b)
.................... 510,642 14,394,998
Select Medical Holdings Corp. .......... 893,803 22,586,402
Surgery Partners, Inc.
(a)(b)
............. 527,008 15,414,984
US Physical Therapy, Inc. ............. 125,405 11,503,401
Viemed Healthcare, Inc.
(a)
............. 278,611 1,875,052
403,732,791
Health Care REITs — 0.1%
CareTrust REIT, Inc. ................. 85,767 1,758,223
Community Healthcare Trust, Inc. ........ 148,038 4,396,729
National Health Investors, Inc. .......... 37,866 1,944,798
Universal Health Realty Income Trust ..... 112,113 4,532,728
12,632,478
Health Care Technology — 0.7%
Definitive Healthcare Corp., Class A
(a)(b)
.... 134,980 1,078,490
Evolent Health, Inc., Class A
(a)(b)
......... 942,421 25,662,124
Health Catalyst, Inc.
(a)
................ 256,948 2,600,314
HealthStream, Inc. .................. 87,035 1,878,215
NextGen Healthcare, Inc.
(a)(b)
........... 268,573 6,373,237
OptimizeRx Corp.
(a)(b)
................ 142,947 1,112,128
Phreesia, Inc.
(a)(b)
................... 442,571 8,267,226
Schrodinger, Inc.
(a)(b)
................. 468,234 13,236,975
Sharecare, Inc., Class A
(a)(b)
............ 158,254 148,822

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
32
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Simulations Plus, Inc.
(b)
............... 134,867 $ 5,623,954
65,981,485
Hotel & Resort REITs — 0.4%
Ryman Hospitality Properties, Inc. ....... 493,302 41,082,191
Hotels, Restaurants & Leisure — 3.6%
Accel Entertainment, Inc., Class A
(a)
...... 454,805 4,980,115
Bally's Corp.
(a)(b)
.................... 135,429 1,775,474
BJ's Restaurants, Inc.
(a)(b)
............. 124,287 2,915,773
Bloomin' Brands, Inc. ................ 752,350 18,500,286
Bluegreen Vacations Holding Corp. ....... 72,642 2,664,509
Bowlero Corp., Class A
(a)(b)
............. 220,573 2,121,912
Brinker International, Inc.
(a)(b)
........... 344,217 10,873,815
Century Casinos, Inc.
(a)
............... 206,600 1,059,858
Cheesecake Factory, Inc. (The) ......... 419,409 12,708,093
Chuy's Holdings, Inc.
(a)(b)
.............. 125,664 4,471,125
Cracker Barrel Old Country Store, Inc. ..... 191,069 12,839,837
Dave & Buster's Entertainment, Inc.
(a)(b)
.... 310,524 11,511,125
Denny's Corp.
(a)(b)
................... 358,004 3,032,294
Dine Brands Global, Inc. .............. 122,534 6,059,306
Everi Holdings, Inc.
(a)
................ 448,350 5,927,187
First Watch Restaurant Group, Inc.
(a)(b)
..... 74,409 1,286,532
Full House Resorts, Inc.
(a)(b)
............ 251,455 1,073,713
Global Business Travel Group I
(a)(b)
....... 277,154 1,524,347
Golden Entertainment, Inc. ............ 172,578 5,898,716
Hilton Grand Vacations, Inc.
(a)(b)
......... 694,617 28,270,912
Inspired Entertainment, Inc.
(a)
........... 185,180 2,214,753
International Game Technology plc ....... 934,062 28,320,760
Jack in the Box, Inc. ................. 176,512 12,189,919
Krispy Kreme, Inc. .................. 240,868 3,003,624
Kura Sushi USA, Inc., Class A
(a)(b)
........ 48,888 3,232,475
Life Time Group Holdings, Inc.
(a)(b)
........ 117,672 1,789,791
Light & Wonder, Inc., Class A
(a)(b)
........ 366,056 26,110,774
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 30,097 216,698
Monarch Casino & Resort, Inc. .......... 115,192 7,153,423
Mondee Holdings, Inc., Class A
(a)(b)
....... 334,912 1,195,636
Nathan's Famous, Inc. ............... 21,430 1,514,244
Noodles & Co., Class A
(a)(b)
............ 349,746 860,375
ONE Group Hospitality, Inc. (The)
(a)(b)
..... 177,215 974,683
Papa John's International, Inc. .......... 219,902 15,001,714
PlayAGS, Inc.
(a)
.................... 308,984 2,014,576
Portillo's, Inc., Class A
(a)(b)
............. 387,672 5,966,272
Potbelly Corp.
(a)(b)
................... 227,612 1,775,374
RCI Hospitality Holdings, Inc. ........... 74,231 4,502,852
Red Robin Gourmet Burgers, Inc.
(a)
....... 132,635 1,066,385
Red Rock Resorts, Inc., Class A ......... 221,152 9,067,232
Rush Street Interactive, Inc., Class A
(a)
.... 541,471 2,501,596
Sabre Corp.
(a)
..................... 717,868 3,223,227
SeaWorld Entertainment, Inc.
(a)(b)
........ 296,307 13,704,199
Shake Shack, Inc., Class A
(a)
........... 323,212 18,768,921
Six Flags Entertainment Corp.
(a)
......... 491,195 11,547,994
Super Group SGHC Ltd.
(a)(b)
............ 1,169,548 4,315,632
Sweetgreen, Inc., Class A
(a)(b)
........... 665,387 7,818,297
Target Hospitality Corp.
(a)(b)
............ 265,263 4,212,376
Xponential Fitness, Inc., Class A
(a)(b)
...... 179,405 2,780,778
336,539,509
Household Durables — 1.1%
Cavco Industries, Inc.
(a)
............... 74,555 19,806,281
Cricut, Inc., Class A
(b)
................ 411,744 3,825,102
Dream Finders Homes, Inc., Class A
(a)(b)
.... 82,931 1,843,556
Green Brick Partners, Inc.
(a)(b)
........... 71,953 2,986,769
Installed Building Products, Inc. ......... 202,970 25,348,923
iRobot Corp.
(a)
..................... 213,712 8,099,685
LGI Homes, Inc.
(a)(b)
................. 12,886 1,282,028
Security
Shares
Shares Value
Household Durables (continued)
Lovesac Co. (The)
(a)(b)
................ 120,178 $ 2,393,946
Skyline Champion Corp.
(a)(b)
............ 256,636 16,352,846
Sonos, Inc.
(a)(b)
..................... 1,092,515 14,104,369
Vizio Holding Corp., Class A
(a)(b)
......... 575,529 3,113,612
99,157,117
Household Products — 0.5%
Energizer Holdings, Inc.
(b)
............. 618,696 19,823,020
Oil-Dri Corp. of America .............. 10,863 670,790
WD-40 Co.
(b)
...................... 116,165 23,609,375
44,103,185
Independent Power and Renewable Electricity Producers — 0.3%
Montauk Renewables, Inc.
(a)(b)
.......... 574,257 5,231,481
Ormat Technologies, Inc. .............. 293,527 20,523,408
Sunnova Energy International, Inc.
(a)(b)
..... 422,233 4,420,780
30,175,669
Industrial Conglomerates — 0.0%
Brookfield Business Corp., Class A
(b)
...... 220,281 3,982,680
Insurance — 1.2%
AMERISAFE, Inc. .................. 86,895 4,350,833
BRP Group, Inc., Class A
(a)(b)
........... 516,047 11,987,772
Crawford & Co., Class A, NVS .......... 128,038 1,195,875
eHealth, Inc.
(a)(b)
.................... 79,994 591,956
F&G Annuities & Life, Inc. ............. 9,053 254,027
Fidelis Insurance Holdings Ltd.
(a)
........ 31,398 460,923
Goosehead Insurance, Inc., Class A
(a)(b)
.... 184,439 13,746,239
HCI Group, Inc. .................... 56,037 3,042,249
Investors Title Co. .................. 2,137 316,468
Kingsway Financial Services, Inc.
(a)(b)
...... 84,039 634,494
Lemonade, Inc.
(a)(b)
.................. 69,805 811,134
Oscar Health, Inc., Class A
(a)(b)
.......... 99,620 554,883
Palomar Holdings, Inc.
(a)
.............. 208,448 10,578,736
Selective Insurance Group, Inc. ......... 516,839 53,322,280
SiriusPoint Ltd.
(a)
................... 73,124 743,671
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 57,252 1,566,415
Tiptree, Inc. ...................... 59,206 992,292
Trupanion, Inc.
(a)(b)
.................. 340,601 9,604,948
Universal Insurance Holdings, Inc. ....... 46,807 656,234
115,411,429
Interactive Media & Services — 0.9%
Cargurus, Inc., Class A
(a)
.............. 835,896 14,644,898
Cars.com, Inc.
(a)
.................... 573,863 9,675,330
Eventbrite, Inc., Class A
(a)(b)
............ 596,781 5,884,261
EverQuote, Inc., Class A
(a)(b)
............ 171,361 1,238,940
Grindr, Inc.
(a)(b)
..................... 359,072 2,064,664
MediaAlpha, Inc., Class A
(a)(b)
........... 151,834 1,254,149
Nextdoor Holdings, Inc., Class A
(a)
....... 750,503 1,365,915
QuinStreet, Inc.
(a)
................... 446,620 4,006,181
Shutterstock, Inc. ................... 212,677 8,092,360
Vimeo, Inc.
(a)(b)
..................... 163,133 577,491
Yelp, Inc.
(a)
....................... 576,315 23,968,941
Ziff Davis, Inc.
(a)(b)
................... 93,023 5,924,635
ZipRecruiter, Inc., Class A
(a)(b)
........... 588,449 7,055,503
85,753,268
IT Services — 0.7%
BigBear.ai Holdings, Inc.
(a)(b)
............ 248,571 375,342
BigCommerce Holdings, Inc.
(a)(b)
......... 571,046 5,636,224
DigitalOcean Holdings, Inc.
(a)(b)
.......... 545,230 13,101,877
Fastly, Inc., Class A
(a)(b)
............... 849,616 16,287,139
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 384,345 4,681,322
Hackett Group, Inc. (The) ............. 198,134 4,673,981
Information Services Group, Inc. ......... 161,055 705,421

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
IT Services (continued)
Perficient, Inc.
(a)(b)
................... 294,784 $ 17,056,202
Squarespace, Inc., Class A
(a)
........... 114,960 3,330,391
Thoughtworks Holding, Inc.
(a)(b)
.......... 804,024 3,280,418
Tucows, Inc., Class A
(a)(b)
.............. 34,263 699,308
69,827,625
Leisure Products — 0.4%
Acushnet Holdings Corp.
(b)
............ 266,901 14,156,429
Clarus Corp.
(b)
..................... 18,955 143,300
Escalade, Inc. ..................... 7,034 107,690
Funko, Inc., Class A
(a)
................ 203,104 1,553,745
Malibu Boats, Inc., Class A
(a)(b)
.......... 106,308 5,211,218
Marine Products Corp. ............... 77,871 1,106,547
MasterCraft Boat Holdings, Inc.
(a)(b)
....... 146,082 3,245,942
Solo Brands, Inc., Class A
(a)(b)
........... 135,997 693,585
Sturm Ruger & Co., Inc. .............. 139,989 7,296,227
33,514,683
Life Sciences Tools & Services — 0.4%
Adaptive Biotechnologies Corp.
(a)(b)
....... 711,503 3,877,691
Akoya Biosciences, Inc.
(a)(b)
............ 191,218 889,164
BioLife Solutions, Inc.
(a)(b)
.............. 270,404 3,734,279
CryoPort, Inc.
(a)(b)
................... 297,454 4,078,094
Cytek Biosciences, Inc.
(a)(b)
............ 1,039,215 5,736,467
Harvard Bioscience, Inc.
(a)(b)
............ 348,324 1,497,793
MaxCyte, Inc.
(a)
.................... 28,958 90,349
Mesa Laboratories, Inc.
(b)
............. 44,138 4,637,580
NanoString Technologies, Inc.
(a)(b)
........ 372,192 640,170
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(a)(d)
................. 5,861 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(a)(d)
................. 5,861 —
Pacific Biosciences of California, Inc.
(a)(b)
... 1,185,343 9,897,614
Quanterix Corp.
(a)
................... 49,449 1,342,046
36,421,247
Machinery — 4.8%
374Water, Inc.
(a)(b)
.................. 495,929 614,952
Alamo Group, Inc. .................. 86,429 14,940,117
Albany International Corp., Class A ....... 234,201 20,206,862
Blue Bird Corp.
(a)
................... 11,980 255,773
Chart Industries, Inc.
(a)(b)
.............. 226,003 38,221,627
CIRCOR International, Inc.
(a)
........... 155,200 8,652,400
Commercial Vehicle Group, Inc.
(a)
........ 33,456 259,619
Douglas Dynamics, Inc. .............. 196,696 5,936,285
Energy Recovery, Inc.
(a)(b)
............. 478,880 10,157,045
Enerpac Tool Group Corp., Class A ....... 483,853 12,788,235
ESCO Technologies, Inc. ............. 127,091 13,273,384
Federal Signal Corp. ................ 512,001 30,581,820
Franklin Electric Co., Inc. ............. 395,280 35,270,834
Gorman-Rupp Co. (The) .............. 41,718 1,372,522
Helios Technologies, Inc. .............. 280,959 15,587,605
Hillenbrand, Inc. ................... 591,323 25,018,876
Hyster-Yale Materials Handling, Inc. ...... 91,949 4,099,087
John Bean Technologies Corp.
(b)
......... 272,412 28,641,398
Kadant, Inc.
(b)
..................... 100,135 22,585,449
Lindsay Corp. ..................... 94,958 11,174,658
Mayville Engineering Co., Inc.
(a)(b)
........ 10,306 113,057
Miller Industries, Inc. ................ 7,391 289,801
Mueller Industries, Inc. ............... 208,911 15,701,751
Mueller Water Products, Inc., Class A ..... 1,328,286 16,842,667
Omega Flex, Inc.
(b)
.................. 27,747 2,184,521
Shyft Group, Inc. (The) ............... 293,755 4,397,512
SPX Technologies, Inc.
(a)
.............. 311,103 25,323,784
Standex International Corp. ............ 81,865 11,926,912
Tennant Co. ...................... 83,526 6,193,453
Security
Shares
Shares Value
Machinery (continued)
Terex Corp. ....................... 334,960 $ 19,300,395
Trinity Industries, Inc. ................ 127,154 3,096,200
Velo3D, Inc.
(a)(b)
.................... 773,409 1,206,518
Wabash National Corp.
(b)
.............. 407,426 8,604,837
Watts Water Technologies, Inc., Class A .... 234,495 40,525,426
455,345,382
Media — 0.2%
Boston Omaha Corp., Class A
(a)(b)
........ 12,909 211,578
Daily Journal Corp.
(a)(b)
............... 1,815 533,610
Entravision Communications Corp., Class A . 533,990 1,949,063
EW Scripps Co. (The), Class A, NVS
(a)(b)
... 236,722 1,297,237
Gambling.com Group Ltd.
(a)
............ 92,944 1,215,708
Gray Television, Inc. ................. 48,399 334,921
Integral Ad Science Holding Corp.
(a)(b)
..... 411,068 4,887,599
Magnite, Inc.
(a)(b)
.................... 484,549 3,653,499
PubMatic, Inc., Class A
(a)(b)
............. 65,248 789,501
Sinclair, Inc., Class A
(b)
............... 45,027 505,203
TechTarget, Inc.
(a)
................... 222,450 6,753,582
Townsquare Media, Inc., Class A ........ 95,445 832,280
22,963,781
Metals & Mining — 1.3%
5E Advanced Materials, Inc.
(a)(b)
......... 259,952 587,491
Alpha Metallurgical Resources, Inc. ...... 7,480 1,942,780
ATI, Inc.
(a)(b)
....................... 1,103,665 45,415,815
Century Aluminum Co.
(a)(b)
............. 448,902 3,227,605
Compass Minerals International, Inc. ...... 292,746 8,182,251
Constellium SE, Class A
(a)
............. 670,082 12,195,492
Contango ORE, Inc.
(a)(b)
............... 12,797 232,138
Dakota Gold Corp.
(a)(b)
................ 306,067 789,653
Hecla Mining Co.
(b)
.................. 1,094,127 4,278,036
i-80 Gold Corp.
(a)(b)
.................. 118,403 181,157
Ivanhoe Electric, Inc.
(a)(b)
.............. 479,874 5,710,501
Kaiser Aluminum Corp. ............... 129,927 9,778,306
Materion Corp. .................... 175,270 17,861,766
NioCorp Developments Ltd.
(a)
........... 19,074 69,239
Novagold Resources, Inc.
(a)(b)
........... 2,063,097 7,922,292
Perpetua Resources Corp.
(a)(b)
.......... 330,689 1,078,046
Piedmont Lithium, Inc.
(a)(b)
............. 51,783 2,055,785
Ryerson Holding Corp. ............... 12,731 370,345
121,878,698
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. .................... 69,081 1,464,517
Multi-Utilities — 0.0%
Unitil Corp. ....................... 41,484 1,771,782
Oil, Gas & Consumable Fuels — 2.4%
Crescent Energy, Inc., Class A .......... 133,787 1,691,068
CVR Energy, Inc. ................... 235,355 8,009,131
Denbury, Inc.
(a)
.................... 436,462 42,777,641
Dorian LPG Ltd. .................... 161,411 4,637,338
Empire Petroleum Corp.
(a)(b)
............ 105,393 1,014,935
Energy Fuels, Inc.
(a)(b)
................ 1,157,946 9,518,316
Enviva, Inc. ....................... 280,921 2,098,480
Equitrans Midstream Corp. ............ 1,091,337 10,225,828
Evolution Petroleum Corp. ............. 273,979 1,874,016
Excelerate Energy, Inc., Class A ......... 122,148 2,081,402
FLEX LNG Ltd. .................... 175,751 5,300,650
Golar LNG Ltd. .................... 55,648 1,350,020
HighPeak Energy, Inc.
(b)
.............. 85,849 1,449,131
Kinetik Holdings, Inc., Class A .......... 21,316 719,415
Kosmos Energy Ltd.
(a)(b)
............... 3,909,705 31,981,387
Magnolia Oil & Gas Corp., Class A ....... 1,478,708 33,877,200

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.
(b)
............. 172,710 $ 10,272,791
NextDecade Corp.
(a)(b)
................ 266,540 1,364,685
Northern Oil & Gas, Inc. .............. 619,249 24,912,387
Par Pacific Holdings, Inc.
(a)
............ 185,257 6,658,136
Permian Resources Corp., Class A ....... 371,776 5,189,993
REX American Resources Corp.
(a)(b)
...... 37,675 1,534,126
Riley Exploration Permian, Inc. .......... 74,990 2,383,932
SilverBow Resources, Inc.
(a)(b)
.......... 15,478 553,648
Sitio Royalties Corp., Class A ........... 311,541 7,542,408
Tellurian, Inc.
(a)(b)
................... 306,155 355,140
VAALCO Energy, Inc. ................ 91,670 402,431
Vertex Energy, Inc.
(a)(b)
............... 555,381 2,471,445
W&T Offshore, Inc.
(a)(b)
............... 849,058 3,718,874
225,965,954
Paper & Forest Products — 0.2%
Sylvamo Corp. .................... 312,259 13,720,660
Passenger Airlines — 0.1%
Allegiant Travel Co. ................. 13,515 1,038,763
Frontier Group Holdings, Inc.
(a)(b)
......... 330,352 1,598,904
Joby Aviation, Inc., Class A
(a)(b)
.......... 791,329 5,104,072
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 180,641 2,680,712
10,422,451
Personal Care Products — 1.2%
Beauty Health Co. (The), Class A
(a)(b)
...... 707,685 4,260,264
BellRing Brands, Inc.
(a)
............... 305,908 12,612,587
elf Beauty, Inc.
(a)(b)
.................. 456,930 50,184,622
Herbalife Ltd.
(a)(b)
................... 618,434 8,651,892
Inter Parfums, Inc. .................. 156,953 21,085,066
Medifast, Inc. ..................... 93,554 7,002,517
Thorne HealthTech, Inc.
(a)(b)
............ 60,574 617,249
USANA Health Sciences, Inc.
(a)(b)
........ 98,186 5,754,681
110,168,878
Pharmaceuticals — 2.6%
Aclaris Therapeutics, Inc.
(a)(b)
........... 592,607 4,059,358
Amphastar Pharmaceuticals, Inc.
(a)(b)
...... 325,680 14,978,023
Amylyx Pharmaceuticals, Inc.
(a)(b)
........ 434,848 7,962,067
ANI Pharmaceuticals, Inc.
(a)
............ 94,440 5,483,186
Arvinas, Inc.
(a)(b)
.................... 397,928 7,815,306
Axsome Therapeutics, Inc.
(a)(b)
.......... 301,715 21,086,861
Biote Corp., Class A
(a)
................ 47,442 242,903
Bright Green Corp.
(a)(b)
............... 502,565 198,965
Cassava Sciences, Inc.
(a)(b)
............ 343,398 5,714,143
Citius Pharmaceuticals, Inc.
(a)(b)
......... 119,220 81,594
Collegium Pharmaceutical, Inc.
(a)
........ 294,907 6,591,171
Corcept Therapeutics, Inc.
(a)(b)
.......... 688,136 18,748,265
CorMedix, Inc.
(a)(b)
.................. 414,704 1,534,405
Cymabay Therapeutics, Inc.
(a)(b)
......... 839,083 12,510,727
Evolus, Inc.
(a)(b)
.................... 351,420 3,211,979
Eyenovia, Inc.
(a)(b)
................... 280,942 466,364
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 122,308 977,241
Harmony Biosciences Holdings, Inc.
(a)(b)
.... 282,565 9,259,655
Harrow, Inc.
(a)(b)
.................... 250,009 3,592,629
Innoviva, Inc.
(a)(b)
................... 44,806 582,030
Intra-Cellular Therapies, Inc.
(a)
.......... 801,551 41,752,792
Ligand Pharmaceuticals, Inc.
(a)
.......... 21,997 1,318,060
Liquidia Corp.
(a)(b)
................... 283,744 1,798,937
Longboard Pharmaceuticals, Inc.
(a)
....... 44,332 246,486
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 438,131 3,526,955
Ocular Therapeutix, Inc.
(a)(b)
............ 656,311 2,060,817
Omeros Corp.
(a)(b)
................... 207,490 605,871
Optinose, Inc.
(a)(b)
................... 669,290 823,227
Pacira BioSciences, Inc.
(a)
............. 390,196 11,971,213
Security
Shares
Shares Value
Pharmaceuticals (continued)
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 67,328 $ 698,191
Phibro Animal Health Corp., Class A ...... 51,122 652,828
Pliant Therapeutics, Inc.
(a)(b)
............ 483,768 8,388,537
Revance Therapeutics, Inc.
(a)(b)
.......... 715,604 8,207,978
Scilex Holding Co., (Acquired 01/06/23 , cost
$809,658)
(a)(b)(e)
.................. 77,257 106,268
scPharmaceuticals, Inc.
(a)(b)
............ 242,565 1,727,063
SIGA Technologies, Inc. .............. 391,836 2,057,139
Supernus Pharmaceuticals, Inc.
(a)
........ 421,294 11,615,076
Terns Pharmaceuticals, Inc.
(a)
........... 240,140 1,207,904
Ventyx Biosciences, Inc.
(a)(b)
............ 400,146 13,897,071
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 175,375 681,332
Xeris Biopharma Holdings, Inc.
(a)
........ 1,131,450 2,104,497
240,545,114
Professional Services — 3.8%
ASGN, Inc.
(a)
...................... 109,263 8,924,602
Asure Software, Inc.
(a)
................ 27,892 263,858
Barrett Business Services, Inc. .......... 53,757 4,851,032
CBIZ, Inc.
(a)(b)
...................... 407,836 21,166,689
CRA International, Inc. ............... 58,400 5,884,384
CSG Systems International, Inc. ......... 272,514 13,930,916
ExlService Holdings, Inc.
(a)
............ 1,391,346 39,013,342
Exponent, Inc. ..................... 433,541 37,111,110
First Advantage Corp. ................ 40,784 562,411
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 123,917 257,747
Forrester Research, Inc.
(a)
............. 101,441 2,931,645
Franklin Covey Co.
(a)
................ 100,052 4,294,232
HireQuest, Inc. .................... 46,025 710,166
Huron Consulting Group, Inc.
(a)
.......... 162,708 16,947,665
IBEX Holdings Ltd.
(a)(b)
............... 90,895 1,404,328
ICF International, Inc.
(b)
............... 160,514 19,391,696
Innodata, Inc.
(a)(b)
................... 216,044 1,842,855
Insperity, Inc. ...................... 312,240 30,474,624
Kforce, Inc. ....................... 166,555 9,936,671
Legalzoom.com, Inc.
(a)(b)
.............. 896,510 9,807,819
Maximus, Inc. ..................... 520,744 38,889,162
NV5 Global, Inc.
(a)
.................. 105,837 10,184,695
Planet Labs PBC, Class A
(a)(b)
........... 1,307,482 3,399,453
Sterling Check Corp.
(a)(b)
.............. 13,662 172,415
TriNet Group, Inc.
(a)(b)
................ 322,319 37,543,717
TTEC Holdings, Inc. ................. 172,395 4,520,197
Upwork, Inc.
(a)
..................... 1,062,773 12,073,101
Verra Mobility Corp., Class A
(a)(b)
......... 1,193,152 22,311,942
358,802,474
Real Estate Management & Development — 0.6%
Anywhere Real Estate, Inc.
(a)(b)
.......... 89,704 576,797
Compass, Inc., Class A
(a)(b)
............ 2,203,668 6,390,637
DigitalBridge Group, Inc., Class A
(b)
....... 439,151 7,720,275
eXp World Holdings, Inc.
(b)
............. 611,744 9,934,722
Marcus & Millichap, Inc. .............. 75,568 2,217,165
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 58,648 777,086
Opendoor Technologies, Inc.
(a)(b)
......... 267,328 705,746
Redfin Corp.
(a)(b)
.................... 905,351 6,373,671
RMR Group, Inc. (The), Class A ......... 93,698 2,297,475
St. Joe Co. (The) ................... 294,442 15,997,034
52,990,608
Residential REITs — 0.0%
Clipper Realty, Inc. .................. 90,081 466,620
NexPoint Residential Trust, Inc. ......... 57,494 1,850,157
UMH Properties, Inc. ................ 82,464 1,156,145
3,472,922

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Retail REITs — 0.3%
Alexander's, Inc. ................... 18,378 $ 3,349,023
CBL & Associates Properties, Inc.
(b)
....... 173,416 3,638,268
Phillips Edison & Co., Inc. ............. 170,062 5,703,879
Saul Centers, Inc. .................. 90,266 3,183,682
Tanger Factory Outlet Centers, Inc. ....... 410,404 9,275,130
25,149,982
Semiconductors & Semiconductor Equipment — 4.5%
ACM Research, Inc., Class A
(a)(b)
......... 68,646 1,242,836
Aehr Test Systems
(a)(b)
................ 222,688 10,176,842
Ambarella, Inc.
(a)
................... 199,480 10,578,424
Atomera, Inc.
(a)(b)
................... 115,812 724,983
Axcelis Technologies, Inc.
(a)(b)
........... 279,094 45,506,277
CEVA, Inc.
(a)
...................... 173,921 3,372,328
Credo Technology Group Holding Ltd.
(a)
.... 836,495 12,756,549
Diodes, Inc.
(a)
..................... 304,113 23,976,269
FormFactor, Inc.
(a)(b)
................. 662,594 23,151,034
Impinj, Inc.
(a)(b)
..................... 197,400 10,862,922
indie Semiconductor, Inc., Class A
(a)(b)
..... 1,102,074 6,943,066
inTEST Corp.
(a)
.................... 91,162 1,382,928
Kulicke & Soffa Industries, Inc.
(b)
......... 335,842 16,331,996
MACOM Technology Solutions Holdings, Inc.
(a)
(b)
........................... 465,160 37,947,753
Maxeon Solar Technologies Ltd.
(a)(b)
....... 169,299 1,962,175
MaxLinear, Inc.
(a)
................... 637,955 14,194,499
Navitas Semiconductor Corp.
(a)
......... 150,463 1,045,718
NVE Corp. ....................... 36,687 3,013,470
Onto Innovation, Inc.
(a)(b)
.............. 359,300 45,817,936
PDF Solutions, Inc.
(a)
................ 261,892 8,485,301
Power Integrations, Inc. .............. 487,106 37,171,059
Rambus, Inc.
(a)(b)
................... 935,902 52,213,973
Silicon Laboratories, Inc.
(a)(b)
............ 271,949 31,516,170
SiTime Corp.
(a)(b)
................... 147,542 16,856,673
SkyWater Technology, Inc.
(a)(b)
.......... 149,544 900,255
SMART Global Holdings, Inc.
(a)(b)
........ 91,665 2,232,043
Synaptics, Inc.
(a)
................... 27,778 2,484,464
Transphorm, Inc.
(a)(b)
................. 221,425 491,563
423,339,506
Software — 10.2%
8x8, Inc.
(a)(b)
....................... 983,557 2,478,564
A10 Networks, Inc. .................. 610,305 9,172,884
ACI Worldwide, Inc.
(a)
................ 804,175 18,142,188
Adeia, Inc. ....................... 802,499 8,570,689
Agilysys, Inc.
(a)
.................... 172,197 11,392,553
Alarm.com Holdings, Inc.
(a)
............ 410,281 25,084,580
Alkami Technology, Inc.
(a)(b)
............ 338,052 6,159,307
Altair Engineering, Inc., Class A
(a)(b)
....... 459,809 28,765,651
American Software, Inc., Class A ........ 224,498 2,572,747
Amplitude, Inc., Class A
(a)(b)
............ 583,120 6,746,698
Appfolio, Inc., Class A
(a)(b)
............. 164,984 30,131,028
Appian Corp., Class A
(a)(b)
............. 352,475 16,076,385
Applied Digital Corp.
(a)(b)
.............. 581,843 3,630,700
Asana, Inc., Class A
(a)(b)
............... 681,036 12,469,769
AvePoint, Inc., Class A
(a)(b)
............. 1,311,684 8,814,516
Blackbaud, Inc.
(a)
................... 373,089 26,235,618
BlackLine, Inc.
(a)(b)
.................. 482,436 26,760,725
Box, Inc., Class A
(a)(b)
................ 1,207,941 29,244,252
Braze, Inc., Class A
(a)
................ 449,807 21,019,481
C3.ai, Inc., Class A
(a)(b)
............... 396,458 10,117,608
Cipher Mining, Inc.
(a)(b)
................ 45,293 105,533
Cleanspark, Inc.
(a)(b)
................. 119,519 455,367
Clear Secure, Inc., Class A ............ 715,443 13,622,035
CommVault Systems, Inc.
(a)
............ 356,565 24,107,360
Consensus Cloud Solutions, Inc.
(a)(b)
...... 97,910 2,465,374
Security
Shares
Shares Value
Software (continued)
CoreCard Corp.
(a)
................... 62,806 $ 1,256,120
Couchbase, Inc.
(a)(b)
................. 290,785 4,989,871
CXApp, Inc.
(a)
..................... 16,536 29,930
Digimarc Corp.
(a)(b)
.................. 121,197 3,937,691
Digital Turbine, Inc.
(a)(b)
............... 213,334 1,290,671
Domo, Inc., Class B
(a)(b)
............... 274,003 2,687,969
Ebix, Inc. ........................ 59,575 588,601
eGain Corp.
(a)
..................... 177,468 1,087,879
Enfusion, Inc., Class A
(a)(b)
............. 324,364 2,909,545
EngageSmart, Inc.
(a)(b)
................ 418,066 7,521,007
Envestnet, Inc.
(a)(b)
.................. 421,233 18,546,889
Everbridge, Inc.
(a)(b)
.................. 346,641 7,771,691
EverCommerce, Inc.
(a)(b)
.............. 154,297 1,547,599
Expensify, Inc., Class A
(a)
............. 472,912 1,536,964
Freshworks, Inc., Class A
(a)
............ 1,387,041 27,629,857
Instructure Holdings, Inc.
(a)(b)
........... 165,857 4,212,768
Intapp, Inc.
(a)(b)
..................... 188,940 6,333,269
InterDigital, Inc.
(b)
................... 230,113 18,464,267
Jamf Holding Corp.
(a)(b)
............... 600,513 10,605,060
Kaltura, Inc.
(a)(b)
.................... 687,240 1,188,925
LivePerson, Inc.
(a)(b)
................. 620,001 2,411,804
LiveVox Holdings, Inc., Class A
(a)
........ 180,041 601,337
Marathon Digital Holdings, Inc.
(a)(b)
....... 1,469,688 12,492,348
MeridianLink, Inc.
(a)(b)
................ 154,774 2,640,444
MicroStrategy, Inc., Class A
(a)(b)
.......... 94,647 31,070,717
Mitek Systems, Inc.
(a)(b)
............... 340,105 3,645,926
Model N, Inc.
(a)(b)
................... 320,753 7,829,581
N-able, Inc.
(a)
...................... 543,177 7,006,983
NextNav, Inc.
(a)(b)
................... 426,071 2,190,005
Olo, Inc., Class A
(a)(b)
................. 510,841 3,095,696
OneSpan, Inc.
(a)
.................... 327,045 3,515,734
PagerDuty, Inc.
(a)(b)
.................. 762,468 17,147,905
PowerSchool Holdings, Inc., Class A
(a)(b)
... 481,822 10,918,087
Progress Software Corp. .............. 374,501 19,691,263
PROS Holdings, Inc.
(a)(b)
.............. 275,402 9,534,417
Q2 Holdings, Inc.
(a)(b)
................. 489,259 15,788,388
Qualys, Inc.
(a)(b)
.................... 319,077 48,675,196
Rapid7, Inc.
(a)(b)
.................... 514,025 23,532,064
Red Violet, Inc.
(a)
................... 97,574 1,952,456
Rimini Street, Inc.
(a)(b)
................ 462,208 1,016,858
Riot Platforms, Inc.
(a)(b)
............... 1,023,361 9,547,958
Sapiens International Corp. NV ......... 264,941 7,532,273
SEMrush Holdings, Inc., Class A
(a)(b)
...... 267,185 2,271,072
SoundHound AI, Inc., Class A
(a)(b)
........ 1,203,925 2,419,889
SoundThinking, Inc.
(a)(b)
............... 82,214 1,471,631
Sprinklr, Inc., Class A
(a)(b)
.............. 884,909 12,247,141
Sprout Social, Inc., Class A
(a)(b)
.......... 410,693 20,485,367
SPS Commerce, Inc.
(a)(b)
.............. 314,796 53,707,346
Tenable Holdings, Inc.
(a)
.............. 978,356 43,830,349
Varonis Systems, Inc.
(a)(b)
.............. 931,180 28,438,237
Verint Systems, Inc.
(a)
................ 499,362 11,480,332
Veritone, Inc.
(a)(b)
................... 238,841 616,210
Viant Technology, Inc., Class A
(a)
......... 129,211 723,582
Weave Communications, Inc.
(a)(b)
........ 282,827 2,305,040
Workiva, Inc., Class A
(a)(b)
............. 418,887 42,450,009
Yext, Inc.
(a)
....................... 923,243 5,844,128
Zeta Global Holdings Corp., Class A
(a)(b)
.... 1,181,977 9,869,508
Zuora, Inc., Class A
(a)(b)
............... 1,115,416 9,191,028
957,666,494
Specialized REITs — 0.1%
Four Corners Property Trust, Inc. ........ 80,868 1,794,461
Outfront Media, Inc. ................. 601,056 6,070,666
7,865,127

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A
(a)(b)
...... 216,697 $ 12,215,210
Academy Sports & Outdoors, Inc.
(b)
....... 639,186 30,214,322
American Eagle Outfitters, Inc. .......... 351,315 5,835,342
Arko Corp. ....................... 704,962 5,040,478
Boot Barn Holdings, Inc.
(a)(b)
............ 254,210 20,639,310
Buckle, Inc. (The) .................. 264,766 8,840,537
Build-A-Bear Workshop, Inc. ........... 87,347 2,568,875
Camping World Holdings, Inc., Class A .... 356,957 7,285,492
CarParts.com, Inc.
(a)(b)
................ 449,302 1,851,124
Carvana Co., Class A
(a)(b)
.............. 362,349 15,211,411
Envela Corp.
(a)(b)
................... 53,787 254,950
EVgo, Inc., Class A
(a)(b)
............... 115,068 388,930
Guess?, Inc. ...................... 29,890 646,820
Hibbett, Inc. ...................... 89,995 4,275,663
Leslie's, Inc.
(a)(b)
.................... 137,830 780,118
National Vision Holdings, Inc.
(a)
......... 46,912 759,036
Revolve Group, Inc., Class A
(a)(b)
......... 352,422 4,796,464
Sally Beauty Holdings, Inc.
(a)(b)
.......... 862,651 7,229,015
Sleep Number Corp.
(a)(b)
.............. 97,760 2,403,918
Stitch Fix, Inc., Class A
(a)(b)
............. 353,626 1,220,010
ThredUp, Inc., Class A
(a)(b)
............. 115,378 462,666
Torrid Holdings, Inc.
(a)(b)
............... 97,394 215,241
Upbound Group, Inc. ................ 444,618 13,094,000
Urban Outfitters, Inc.
(a)(b)
.............. 182,200 5,956,118
Warby Parker, Inc., Class A
(a)(b)
.......... 729,588 9,601,378
161,786,428
Technology Hardware, Storage & Peripherals — 1.3%
(a)
Avid Technology, Inc. ................ 204,874 5,504,964
CompoSecure, Inc., Class A
(b)
.......... 116,359 750,516
Corsair Gaming, Inc.
(b)
............... 324,374 4,713,154
CPI Card Group, Inc. ................ 38,344 710,131
IonQ, Inc.
(b)
....................... 217,664 3,238,840
Super Micro Computer, Inc.
(b)
........... 397,381 108,969,818
123,887,423
Textiles, Apparel & Luxury Goods — 0.7%
Figs, Inc., Class A
(a)(b)
................ 975,823 5,757,356
Hanesbrands, Inc. .................. 2,025,343 8,020,358
Kontoor Brands, Inc. ................. 480,861 21,114,606
Oxford Industries, Inc. ............... 96,875 9,312,594
Rocky Brands, Inc. .................. 6,860 100,842
Steven Madden Ltd. ................. 647,146 20,559,828
Wolverine World Wide, Inc. ............ 611,329 4,927,312
69,792,896
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............. 23,744 217,257
Turning Point Brands, Inc. ............. 147,079 3,396,054
Vector Group Ltd. .................. 227,773 2,423,505
6,036,816
Trading Companies & Distributors — 2.0%
Alta Equipment Group, Inc., Class A ...... 193,226 2,330,306
Applied Industrial Technologies, Inc. ...... 330,563 51,108,346
Beacon Roofing Supply, Inc.
(a)(b)
......... 48,151 3,715,813
Custom Truck One Source, Inc.
(a)
........ 473,942 2,938,440
Distribution Solutions Group, Inc.
(a)(b)
...... 70,111 1,822,886
EVI Industries, Inc.
(a)
................. 32,969 818,291
FTAI Aviation Ltd. ................... 856,350 30,443,243
GATX Corp. ...................... 18,710 2,036,209
Global Industrial Co. ................. 89,908 3,011,918
GMS, Inc.
(a)
....................... 111,056 7,104,252
H&E Equipment Services, Inc. .......... 276,001 11,920,483
Herc Holdings, Inc. .................. 242,113 28,796,920
Hudson Technologies, Inc.
(a)
........... 60,788 808,480
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
Karat Packaging, Inc. ................ 48,450 $ 1,117,257
McGrath RentCorp .................. 211,295 21,180,211
MRC Global, Inc.
(a)
.................. 250,061 2,563,125
Transcat, Inc.
(a)(b)
................... 62,863 6,158,688
Triton International Ltd.
(d)
.............. 70,639 5,811,112
Xometry, Inc., Class A
(a)(b)
............. 31,746 539,047
184,225,027
Water Utilities — 0.6%
American States Water Co. ............ 316,861 24,930,623
Artesian Resources Corp., Class A, NVS ... 56,007 2,351,734
Cadiz, Inc.
(a)(b)
..................... 340,657 1,127,575
California Water Service Group ......... 156,906 7,423,223
Consolidated Water Co. Ltd. ........... 37,783 1,074,548
Global Water Resources, Inc. ........... 103,213 1,006,327
Middlesex Water Co. ................ 150,218 9,951,942
Pure Cycle Corp.
(a)(b)
................. 173,736 1,667,866
York Water Co. (The) ................ 119,159 4,467,271
54,001,109
Wireless Telecommunication Services — 0.0%
Gogo, Inc.
(a)(b)
..................... 54,243 647,119
Total Common Stocks — 99.8%
(Cost: $10,385,983,931) ........................... 9,403,512,442
Rights
Biotechnology — 0.0%
(a)(d)
Contra Aduro Biotech I, CVR ........... 105,692 268,351
Oncternal Therapeutics, Inc., CVR
(b)
...... 6,020 6,170
274,521
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(a)(d)
....... 137,855 59,278
Total Rights — 0.0%
(Cost: $66,105) ................................ 333,799
Total Long-Term Investments — 99.8%
(Cost: $10,386,050,036) ........................... 9,403,846,241
Short-Term Securities
Money Market Funds — 15.8%
(f)(g)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(h)
............ 1,457,946,525 1,458,529,703
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 33,873,036 33,873,036
Total Short-Term Securities — 15.8%
(Cost: $1,491,553,546) ........................... 1,492,402,739
Total Investments — 115.6%
(Cost: $11,877,603,582 ) ........................... 10,896,248,980
Liabilities in Excess of Other Assets — (15.6)% ........... (1,474,092,353)
Net Assets — 100.0% ..............................
$ 9,422,156,627

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
Schedules of Investments
37
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $106,268, representing less than 0.05% of its net assets as of period end, and an original cost of $809,658.
(f)
Affiliate of the Fund.
(g)
Annualized 7-day yield as of period end.
(h)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,385,478,252 $ 72,910,988
(a)
$ — $ 60,350 $ 80,113 $ 1,458,529,703 1,457,946,525 $ 9,120,576
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 12,196,139 21,676,897
(a)
— — — 33,873,036 33,873,036 496,767 —
$ 60,350 $ 80,113 $ 1,492,402,739 $ 9,617,343 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 200 12/15/23 $ 17,986 $ (355,483)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 355,483 $ — $ — $ — $ 355,483
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Growth ETF
38
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 1,789,937 $ — $ — $ — $ 1,789,937
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (906,021) $ — $ — $ — $ (906,021)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 21,842,975
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 9,397,595,062 $ 106,268 $ 5,811,112 $ 9,403,512,442
Rights ................................................ — — 333,799 333,799
Short-Term Securities
Money Market Funds ...................................... 1,492,402,739 — — 1,492,402,739
$ 10,889,997,801 $ 106,268 $ 6,144,911 $ 10,896,248,980
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (355,483) $ — $ — $ (355,483)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.1%
AAR Corp.
(a)
...................... 311,821 $ 18,562,704
AerSale Corp.
(a)(b)
................... 229,777 3,432,868
Archer Aviation, Inc., Class A
(a)(b)
......... 1,369,986 6,932,129
Astronics Corp.
(a)(b)
.................. 237,210 3,762,151
Ducommun, Inc.
(a)(b)
................. 116,815 5,082,621
Kaman Corp. ..................... 253,842 4,987,995
Kratos Defense & Security Solutions, Inc.
(a)(b)
1,126,203 16,915,569
Moog, Inc., Class A ................. 201,163 22,723,372
National Presto Industries, Inc. .......... 45,686 3,310,408
Park Aerospace Corp. ................ 162,215 2,519,199
Parsons Corp.
(a)(b)
................... 201,344 10,943,046
Terran Orbital Corp.
(a)(b)
............... 748,002 622,637
Triumph Group, Inc.
(a)
................ 583,842 4,472,230
V2X, Inc.
(a)(b)
...................... 101,857 5,261,933
Virgin Galactic Holdings, Inc., Class C
(a)(b)
... 1,020,091 1,836,164
111,365,026
Air Freight & Logistics — 0.3%
(a)
Air Transport Services Group, Inc.
(b)
...... 505,438 10,548,491
Hub Group, Inc., Class A .............. 282,464 22,184,722
Radiant Logistics, Inc. ............... 303,584 1,715,250
34,448,463
Automobile Components — 1.4%
Adient plc
(a)
....................... 858,197 31,495,830
American Axle & Manufacturing Holdings, Inc.
(a)
1,025,615 7,445,965
Atmus Filtration Technologies, Inc.
(a)(b)
..... 56,202 1,171,812
Cooper-Standard Holdings, Inc.
(a)(b)
....... 104,704 1,405,128
Dana, Inc. ........................ 1,172,847 17,205,665
Goodyear Tire & Rubber Co. (The)
(a)
...... 2,519,876 31,322,059
Holley, Inc.
(a)
...................... 479,421 2,392,311
LCI Industries ..................... 137,909 16,193,275
Modine Manufacturing Co.
(a)
........... 165,286 7,561,834
Patrick Industries, Inc. ............... 169,630 12,732,428
Solid Power, Inc., Class A
(a)(b)
........... 1,370,784 2,768,984
Standard Motor Products, Inc. .......... 188,007 6,320,795
Stoneridge, Inc.
(a)(b)
.................. 194,533 3,904,277
141,920,363
Automobiles — 0.2%
Winnebago Industries, Inc. ............ 261,888 15,569,242
Workhorse Group, Inc.
(a)(b)
............. 1,613,364 668,578
16,237,820
Banks — 15.6%
1st Source Corp. ................... 148,231 6,239,043
ACNB Corp. ...................... 74,883 2,367,052
Amalgamated Financial Corp. .......... 166,072 2,859,760
Amerant Bancorp, Inc., Class A ......... 236,278 4,120,688
American National Bankshares, Inc. ...... 92,561 3,511,764
Ameris Bancorp .................... 596,611 22,903,896
Ames National Corp. ................ 70,763 1,173,958
Arrow Financial Corp. ................ 137,837 2,345,986
Associated Banc-Corp. ............... 1,361,312 23,292,048
Atlantic Union Bankshares Corp. ........ 677,523 19,499,112
Axos Financial, Inc.
(a)(b)
............... 450,192 17,044,269
Banc of California, Inc. ............... 503,262 6,230,384
BancFirst Corp. .................... 169,307 14,683,996
Bank First Corp. ................... 82,999 6,403,373
Bank of Hawaii Corp. ................ 341,289 16,958,650
Bank of Marin Bancorp ............... 140,418 2,566,841
Bank of NT Butterfield & Son Ltd. (The) .... 419,634 11,363,689
Bank7 Corp. ...................... 22,786 512,913
BankUnited, Inc. ................... 671,904 15,252,221
Bankwell Financial Group, Inc. .......... 59,773 1,450,691
Security
Shares
Shares Value
Banks (continued)
Banner Corp. ..................... 311,636 $ 13,207,134
Bar Harbor Bankshares .............. 129,782 3,066,749
BayCom Corp. .................... 99,058 1,902,904
BCB Bancorp, Inc. .................. 141,493 1,576,232
Berkshire Hills Bancorp, Inc. ........... 397,609 7,972,060
Blue Foundry Bancorp
(a)(b)
............. 211,500 1,770,255
Blue Ridge Bankshares, Inc. ........... 159,150 719,358
Bridgewater Bancshares, Inc.
(a)
......... 203,048 1,924,895
Brookline Bancorp, Inc. ............... 791,024 7,206,229
Burke & Herbert Financial Services Corp.
(b)
. 52,621 2,445,035
Business First Bancshares, Inc. ......... 216,880 4,068,669
Byline Bancorp, Inc. ................. 226,197 4,458,343
C&F Financial Corp. ................. 27,641 1,481,558
Cadence Bank .................... 1,592,456 33,791,916
Cambridge Bancorp ................. 67,757 4,220,584
Camden National Corp. .............. 128,674 3,631,180
Capital Bancorp, Inc. ................ 86,287 1,650,670
Capital City Bank Group, Inc. ........... 78,990 2,356,272
Capitol Federal Financial, Inc. .......... 1,148,975 5,480,611
Capstar Financial Holdings, Inc. ......... 179,783 2,551,121
Carter Bankshares, Inc.
(a)(b)
............ 210,263 2,634,595
Cathay General Bancorp .............. 631,024 21,934,394
Central Pacific Financial Corp. .......... 249,654 4,164,229
Central Valley Community Bancorp ....... 88,738 1,252,093
Chemung Financial Corp. ............. 30,736 1,217,453
ChoiceOne Financial Services, Inc. ....... 54,323 1,066,904
Citizens & Northern Corp. ............. 134,667 2,363,406
Citizens Financial Services, Inc. ......... 28,408 1,361,311
City Holding Co. ................... 122,640 11,080,524
Civista Bancshares, Inc. .............. 142,086 2,202,333
CNB Financial Corp. ................. 188,093 3,406,364
Codorus Valley Bancorp, Inc. ........... 75,119 1,400,218
Colony Bankcorp, Inc. ............... 159,993 1,599,130
Columbia Financial, Inc.
(a)(b)
............ 156,148 2,453,085
Community Bank System, Inc. .......... 479,085 20,222,178
Community Trust Bancorp, Inc. ......... 140,629 4,817,950
ConnectOne Bancorp, Inc. ............ 334,043 5,955,987
CrossFirst Bankshares, Inc.
(a)(b)
......... 403,266 4,068,954
Customers Bancorp, Inc.
(a)(b)
........... 258,558 8,907,323
CVB Financial Corp. ................. 1,198,975 19,867,016
Dime Community Bancshares, Inc. ....... 314,155 6,270,534
Eagle Bancorp, Inc. ................. 267,215 5,731,762
Eastern Bankshares, Inc. ............. 1,394,082 17,481,788
Enterprise Bancorp, Inc. .............. 84,468 2,312,734
Enterprise Financial Services Corp. ...... 327,925 12,297,187
Equity Bancshares, Inc., Class A ........ 137,302 3,304,859
Esquire Financial Holdings, Inc. ......... 5,564 254,219
ESSA Bancorp, Inc. ................. 73,337 1,100,788
Evans Bancorp, Inc. ................. 48,189 1,291,465
Farmers & Merchants Bancorp, Inc. ...... 115,504 2,024,785
Farmers National Banc Corp. ........... 327,515 3,786,073
FB Financial Corp. .................. 323,898 9,185,747
Fidelity D&D Bancorp, Inc.
(b)
........... 39,637 1,799,520
Financial Institutions, Inc. ............. 143,324 2,412,143
First Bancorp ..................... 1,820,528 29,782,794
First Bancorp, Inc. (The) .............. 87,343 2,052,560
First Bancshares, Inc. (The) ............ 273,183 7,367,746
First Bank ........................ 193,716 2,088,258
First Busey Corp. ................... 467,367 8,982,794
First Business Financial Services, Inc. ..... 70,252 2,108,263
First Commonwealth Financial Corp. ...... 921,979 11,257,364
First Community Bankshares, Inc. ....... 156,092 4,596,909
First Community Corp. ............... 59,346 1,024,905
First Financial Bancorp ............... 848,999 16,640,380
First Financial Corp. ................. 105,718 3,574,326

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First Foundation, Inc. ................ 457,981 $ 2,784,524
First Interstate BancSystem, Inc., Class A .. 743,613 18,545,708
First Merchants Corp. ................ 536,999 14,939,312
First Mid Bancshares, Inc. ............. 173,556 4,609,647
First of Long Island Corp. (The) ......... 194,436 2,237,958
First Western Financial, Inc.
(a)(b)
......... 77,314 1,403,249
Five Star Bancorp .................. 69,147 1,387,089
Flushing Financial Corp. .............. 254,051 3,335,690
FS Bancorp, Inc. ................... 44,543 1,314,019
Fulton Financial Corp. ................ 1,470,628 17,809,305
FVCBankcorp, Inc.
(a)(b)
............... 144,435 1,850,212
German American Bancorp, Inc. ......... 253,769 6,874,602
Glacier Bancorp, Inc.
(b)
............... 1,002,273 28,564,780
Great Southern Bancorp, Inc. ........... 80,376 3,851,618
Greene County Bancorp, Inc. ........... 28,231 678,956
Guaranty Bancshares, Inc. ............ 77,572 2,225,541
Hancock Whitney Corp. .............. 778,727 28,805,112
Hanmi Financial Corp. ............... 284,727 4,621,119
HarborOne Bancorp, Inc. ............. 379,695 3,614,696
HBT Financial, Inc. .................. 115,437 2,105,571
Heartland Financial USA, Inc. .......... 377,003 11,095,198
Heritage Commerce Corp. ............. 545,605 4,621,274
Heritage Financial Corp. .............. 309,956 5,055,382
Hilltop Holdings, Inc. ................. 419,681 11,902,153
Hingham Institution for Savings (The)
(b)
.... 13,754 2,568,559
Home Bancorp, Inc. ................. 65,180 2,077,287
Home BancShares, Inc. .............. 1,711,158 35,831,649
HomeStreet, Inc. ................... 160,990 1,254,112
HomeTrust Bancshares, Inc. ........... 112,159 2,430,486
Hope Bancorp, Inc. ................. 1,055,059 9,337,272
Horizon Bancorp, Inc. ................ 392,937 4,196,567
Independent Bank Corp. .............. 581,012 22,909,205
Independent Bank Group, Inc. .......... 322,844 12,768,480
International Bancshares Corp. ......... 481,382 20,863,096
John Marshall Bancorp, Inc. ........... 106,454 1,900,204
Kearny Financial Corp. ............... 516,064 3,576,324
Lakeland Bancorp, Inc. ............... 563,623 7,112,922
Lakeland Financial Corp. .............. 208,922 9,915,438
LCNB Corp. ...................... 87,702 1,251,508
Live Oak Bancshares, Inc.
(b)
............ 302,090 8,745,506
Luther Burbank Corp. ................ 120,176 1,009,478
Macatawa Bank Corp. ............... 230,074 2,061,463
MainStreet Bancshares, Inc. ........... 52,508 1,078,514
Mercantile Bank Corp. ............... 141,770 4,382,111
Metrocity Bankshares, Inc. ............ 157,981 3,109,066
Metropolitan Bank Holding Corp.
(a)(b)
...... 85,546 3,103,609
Mid Penn Bancorp, Inc. ............... 128,157 2,579,800
Middlefield Banc Corp.
(b)
.............. 66,428 1,687,935
Midland States Bancorp, Inc. ........... 188,885 3,879,698
MidWestOne Financial Group, Inc. ....... 134,443 2,733,226
MVB Financial Corp. ................ 97,371 2,198,637
National Bank Holdings Corp., Class A .... 319,384 9,504,868
National Bankshares, Inc. ............. 46,543 1,165,437
NBT Bancorp, Inc. .................. 376,233 11,922,824
Nicolet Bankshares, Inc.
(b)
............. 115,625 8,068,313
Northeast Bank .................... 59,770 2,635,857
Northeast Community Bancorp, Inc. ...... 112,566 1,661,474
Northfield Bancorp, Inc. .............. 376,041 3,553,587
Northrim BanCorp, Inc. ............... 48,866 1,936,071
Northwest Bancshares, Inc. ............ 1,150,015 11,764,653
Norwood Financial Corp. .............. 60,840 1,567,238
Oak Valley Bancorp
(b)
................ 56,661 1,421,058
OceanFirst Financial Corp. ............ 521,843 7,551,068
OFG Bancorp ..................... 420,484 12,555,652
Old National Bancorp ................ 2,627,052 38,197,336
Security
Shares
Shares Value
Banks (continued)
Old Second Bancorp, Inc. ............. 392,537 $ 5,342,429
Orange County Bancorp, Inc. ........... 45,306 1,955,860
Origin Bancorp, Inc. ................. 266,617 7,697,233
Orrstown Financial Services, Inc. ........ 94,528 1,986,033
Pacific Premier Bancorp, Inc. ........... 859,509 18,702,916
PacWest Bancorp .................. 1,060,131 8,385,636
Park National Corp. ................. 128,864 12,180,225
Parke Bancorp, Inc. ................. 89,688 1,461,018
Pathward Financial, Inc. .............. 160,821 7,412,240
PCB Bancorp ..................... 102,832 1,588,754
Peapack-Gladstone Financial Corp.
(b)
..... 157,645 4,043,594
Penns Woods Bancorp, Inc. ............ 57,352 1,208,980
Peoples Bancorp, Inc. ............... 302,410 7,675,166
Peoples Financial Services Corp. ........ 63,309 2,538,691
Pioneer Bancorp, Inc.
(a)(b)
.............. 116,664 996,311
Plumas Bancorp ................... 40,094 1,368,809
Ponce Financial Group, Inc.
(a)(b)
......... 170,347 1,332,114
Preferred Bank .................... 97,374 6,061,532
Premier Financial Corp. .............. 319,629 5,452,871
Primis Financial Corp. ................ 193,440 1,576,536
Princeton Bancorp, Inc. ............... 42,020 1,218,160
Provident Financial Services, Inc. ........ 667,272 10,202,589
QCR Holdings, Inc. ................. 149,246 7,241,416
RBB Bancorp ..................... 152,378 1,947,391
Red River Bancshares, Inc. ............ 42,368 1,947,233
Renasant Corp. .................... 498,131 13,046,051
Republic Bancorp, Inc., Class A ......... 77,400 3,409,470
S&T Bancorp, Inc. .................. 350,675 9,496,279
Sandy Spring Bancorp, Inc. ............ 397,753 8,523,847
Seacoast Banking Corp. of Florida ....... 760,449 16,699,460
ServisFirst Bancshares, Inc. ........... 302,394 15,775,895
Shore Bancshares, Inc. ............... 264,025 2,777,543
Sierra Bancorp .................... 126,012 2,389,188
Simmons First National Corp., Class A .... 1,144,144 19,404,682
SmartFinancial, Inc. ................. 133,010 2,842,424
South Plains Financial, Inc. ............ 103,364 2,732,944
Southern First Bancshares, Inc.
(a)(b)
....... 73,169 1,971,173
Southern Missouri Bancorp, Inc. ......... 77,513 2,998,978
Southern States Bancshares, Inc. ........ 57,569 1,300,484
Southside Bancshares, Inc. ............ 263,666 7,567,214
SouthState Corp. ................... 683,398 46,033,689
Stellar Bancorp, Inc. ................. 415,167 8,851,360
Sterling Bancorp, Inc.
(a)(b)
.............. 180,593 1,054,663
Stock Yards Bancorp, Inc. ............. 32,209 1,265,492
Summit Financial Group, Inc. ........... 101,031 2,277,239
Texas Capital Bancshares, Inc.
(a)
........ 430,517 25,357,451
Third Coast Bancshares, Inc.
(a)
.......... 105,675 1,807,042
Timberland Bancorp, Inc. ............. 63,623 1,724,183
Tompkins Financial Corp. ............. 125,534 6,149,911
Towne Bank ...................... 630,968 14,468,096
TriCo Bancshares .................. 279,996 8,968,272
Triumph Financial, Inc.
(a)(b)
............. 198,978 12,891,785
TrustCo Bank Corp. ................. 170,738 4,659,440
Trustmark Corp. ................... 549,657 11,944,047
UMB Financial Corp. ................ 398,545 24,729,717
United Bankshares, Inc. .............. 1,173,564 32,378,631
United Community Banks, Inc. .......... 1,042,729 26,495,744
Unity Bancorp, Inc. .................. 63,651 1,491,343
Univest Financial Corp. ............... 261,568 4,546,052
USCB Financial Holdings, Inc., Class A
(a)
... 97,065 1,020,153
Valley National Bancorp .............. 3,877,551 33,191,837
Veritex Holdings, Inc. ................ 429,245 7,704,948
Virginia National Bankshares Corp.
(b)
...... 39,220 1,190,327
Washington Federal, Inc. .............. 592,483 15,179,414
Washington Trust Bancorp, Inc. ......... 152,069 4,003,977

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
41
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
WesBanco, Inc. .................... 522,095 $ 12,749,560
West Bancorp, Inc. .................. 141,605 2,309,578
Westamerica Bancorp ............... 163,230 7,059,697
WSFS Financial Corp. ............... 552,257 20,157,380
1,613,388,159
Beverages — 0.2%
Duckhorn Portfolio, Inc. (The)
(a)(b)
........ 317,866 3,261,305
Primo Water Corp. .................. 1,208,758 16,680,860
Zevia PBC, Class A
(a)(b)
............... 90,744 201,452
20,143,617
Biotechnology — 4.2%
2seventy bio, Inc.
(a)(b)
................ 449,166 1,760,731
4D Molecular Therapeutics, Inc.
(a)(b)
....... 322,021 4,099,327
Aadi Bioscience, Inc.
(a)
............... 140,401 679,541
ACELYRIN, Inc.
(a)(b)
................. 160,831 1,635,651
Acrivon Therapeutics, Inc.
(a)(b)
........... 76,816 734,361
Adicet Bio, Inc.
(a)(b)
.................. 282,889 387,558
ADMA Biologics, Inc.
(a)(b)
.............. 882,312 3,158,677
Agenus, Inc.
(a)(b)
.................... 2,694,640 3,044,943
Agios Pharmaceuticals, Inc.
(a)(b)
......... 497,969 12,324,733
Allakos, Inc.
(a)(b)
.................... 578,736 1,313,731
Allogene Therapeutics, Inc.
(a)(b)
.......... 762,062 2,415,737
Allovir, Inc.
(a)(b)
..................... 457,896 984,476
Alpine Immune Sciences, Inc.
(a)(b)
........ 127,532 1,460,241
Altimmune, Inc.
(a)(b)
.................. 441,945 1,149,057
ALX Oncology Holdings, Inc.
(a)(b)
......... 207,968 998,246
AnaptysBio, Inc.
(a)(b)
................. 30,381 545,643
Anika Therapeutics, Inc.
(a)(b)
............ 131,911 2,457,502
Annexon, Inc.
(a)(b)
................... 429,745 1,014,198
Apogee Therapeutics, Inc.
(a)(b)
.......... 94,285 2,008,271
Arbutus Biopharma Corp.
(a)(b)
........... 384,944 781,436
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 191,379 4,889,733
Arcus Biosciences, Inc.
(a)(b)
............ 331,126 5,943,712
Ardelyx, Inc.
(a)(b)
.................... 636,891 2,598,515
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 170,394 644,089
Astria Therapeutics, Inc.
(a)(b)
............ 32,757 244,367
Atara Biotherapeutics, Inc.
(a)
........... 748,604 1,107,934
Aura Biosciences, Inc.
(a)(b)
............. 250,835 2,249,990
Avidity Biosciences, Inc.
(a)(b)
............ 632,712 4,036,703
Beam Therapeutics, Inc.
(a)(b)
............ 62,687 1,507,622
BioAtla, Inc.
(a)
..................... 396,608 674,234
BioCryst Pharmaceuticals, Inc.
(a)(b)
....... 414,959 2,937,910
Biohaven Ltd.
(a)
.................... 519,226 13,505,068
Bluebird Bio, Inc.
(a)(b)
................. 975,741 2,966,253
Bridgebio Pharma, Inc.
(a)(b)
............. 309,184 8,153,182
Cabaletta Bio, Inc.
(a)(b)
................ 34,128 519,428
CareDx, Inc.
(a)
..................... 468,504 3,279,528
Caribou Biosciences, Inc.
(a)(b)
........... 671,134 3,208,021
Carisma Therapeutics, Inc.
(b)
........... 236,144 998,889
Celcuity, Inc.
(a)(b)
.................... 156,980 1,434,797
Celldex Therapeutics, Inc.
(a)(b)
........... 308,534 8,490,856
Century Therapeutics, Inc.
(a)
........... 219,918 439,836
Cogent Biosciences, Inc.
(a)(b)
........... 334,084 3,257,319
Coherus Biosciences, Inc.
(a)(b)
........... 165,499 618,966
Compass Therapeutics, Inc.
(a)(b)
......... 699,927 1,378,856
Crinetics Pharmaceuticals, Inc.
(a)
........ 482,348 14,345,030
Cullinan Oncology, Inc.
(a)
.............. 211,523 1,914,283
Cytokinetics, Inc.
(a)(b)
................. 63,562 1,872,537
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 45,060 552,886
Deciphera Pharmaceuticals, Inc.
(a)(b)
...... 310,208 3,945,846
Design Therapeutics, Inc.
(a)(b)
........... 296,089 698,770
Disc Medicine, Inc.
(a)(b)
............... 3,980 186,980
Dynavax Technologies Corp.
(a)(b)
......... 189,985 2,806,078
Security
Shares
Shares Value
Biotechnology (continued)
Dyne Therapeutics, Inc.
(a)(b)
............ 266,557 $ 2,388,351
Eagle Pharmaceuticals, Inc.
(a)(b)
......... 92,766 1,462,920
Editas Medicine, Inc.
(a)(b)
.............. 739,314 5,766,649
Emergent BioSolutions, Inc.
(a)(b)
......... 460,736 1,566,502
Enanta Pharmaceuticals, Inc.
(a)
......... 157,619 1,760,604
Entrada Therapeutics, Inc.
(a)(b)
.......... 187,354 2,960,193
EQRx, Inc.
(a)(b)
..................... 2,851,565 6,330,474
Erasca, Inc.
(a)(b)
.................... 742,627 1,462,975
Fate Therapeutics, Inc.
(a)(b)
............. 770,542 1,633,549
Fennec Pharmaceuticals, Inc.
(a)(b)
........ 120,859 907,651
FibroGen, Inc.
(a)(b)
................... 808,282 697,467
Genelux Corp.
(a)(b)
.................. 121,984 2,987,388
Generation Bio Co.
(a)(b)
............... 412,377 1,562,909
Geron Corp.
(a)(b)
.................... 1,107,400 2,347,688
Graphite Bio, Inc.
(a)
.................. 230,808 572,404
Gritstone bio, Inc.
(a)(b)
................ 797,308 1,371,370
HilleVax, Inc.
(a)(b)
................... 150,047 2,018,132
Humacyte, Inc.
(a)(b)
.................. 59,718 174,974
Icosavax, Inc.
(a)
.................... 253,415 1,963,966
Ideaya Biosciences, Inc.
(a)(b)
............ 171,631 4,630,604
IGM Biosciences, Inc.
(a)(b)
............. 109,304 912,688
Immuneering Corp., Class A
(a)(b)
......... 43,723 335,793
ImmunityBio, Inc.
(a)(b)
................. 133,439 225,512
ImmunoGen, Inc.
(a)(b)
................. 896,313 14,224,487
Inhibrx, Inc.
(a)(b)
.................... 104,111 1,910,437
Inozyme Pharma, Inc.
(a)
.............. 313,371 1,316,158
Intellia Therapeutics, Inc.
(a)(b)
........... 678,846 21,465,111
Iovance Biotherapeutics, Inc.
(a)(b)
......... 2,057,836 9,363,154
Ironwood Pharmaceuticals, Inc., Class A
(a)
.. 734,333 7,071,627
iTeos Therapeutics, Inc.
(a)
............. 224,364 2,456,786
Janux Therapeutics, Inc.
(a)(b)
............ 144,063 1,452,155
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 214,066 2,061,456
Kezar Life Sciences, Inc.
(a)(b)
........... 638,257 759,526
Kiniksa Pharmaceuticals Ltd., Class A
(a)(b)
... 281,155 4,883,662
Kodiak Sciences, Inc.
(a)(b)
.............. 299,720 539,496
Kura Oncology, Inc.
(a)(b)
............... 631,979 5,763,649
Larimar Therapeutics, Inc.
(a)
............ 234,697 927,053
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 497,451 542,222
Lyell Immunopharma, Inc.
(a)(b)
........... 1,571,511 2,310,121
MacroGenics, Inc.
(a)(b)
................ 382,774 1,783,727
MannKind Corp.
(a)(b)
................. 431,331 1,781,397
MeiraGTx Holdings plc
(a)
.............. 68,917 338,382
Mersana Therapeutics, Inc.
(a)
........... 341,843 434,141
MiMedx Group, Inc.
(a)
................ 1,021,206 7,444,592
Mineralys Therapeutics, Inc.
(a)(b)
......... 91,916 874,121
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 273,900 1,311,981
Morphic Holding, Inc.
(a)
............... 35,854 821,415
Myriad Genetics, Inc.
(a)(b)
.............. 725,361 11,634,790
Nkarta, Inc.
(a)(b)
.................... 306,454 425,971
Novavax, Inc.
(a)(b)
................... 146,973 1,064,085
Nurix Therapeutics, Inc.
(a)(b)
............ 435,691 3,424,531
Ocean Biomedical, Inc.
(a)(b)
............. 82,026 319,901
Olema Pharmaceuticals, Inc.
(a)(b)
......... 240,663 2,972,188
Organogenesis Holdings, Inc., Class A
(a)(b)
.. 561,083 1,784,244
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 348,560 2,108,788
Ovid therapeutics, Inc.
(a)(b)
............. 492,212 1,890,094
PepGen, Inc.
(a)(b)
................... 67,587 343,342
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 353,039 2,167,659
Point Biopharma Global, Inc.
(a)(b)
......... 812,437 5,418,955
Poseida Therapeutics, Inc.
(a)(b)
.......... 597,935 1,423,085
Precigen, Inc.
(a)(b)
................... 1,248,977 1,773,547
Prelude Therapeutics, Inc.
(a)
............ 79,270 244,944
ProKidney Corp., Class A
(a)(b)
........... 302,529 1,385,583
Protagonist Therapeutics, Inc.
(a)(b)
........ 190,688 3,180,676
Protalix BioTherapeutics, Inc.
(a)(b)
........ 585,461 971,865

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
42
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
PTC Therapeutics, Inc.
(a)
.............. 121,100 $ 2,713,851
Rallybio Corp.
(a)(b)
................... 266,654 898,624
RAPT Therapeutics, Inc.
(a)(b)
............ 65,980 1,096,588
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,218,899 9,324,577
REGENXBIO, Inc.
(a)(b)
................ 365,263 6,012,229
Relay Therapeutics, Inc.
(a)(b)
............ 811,134 6,821,637
Reneo Pharmaceuticals, Inc.
(a)(b)
......... 18,851 143,550
Replimune Group, Inc.
(a)(b)
............. 372,851 6,379,481
Rigel Pharmaceuticals, Inc.
(a)
........... 257,707 278,324
Rocket Pharmaceuticals, Inc.
(a)(b)
........ 59,809 1,225,486
Sage Therapeutics, Inc.
(a)(b)
............ 29,048 597,808
Sagimet Biosciences, Inc., Class A
(a)(b)
..... 24,628 216,726
Sana Biotechnology, Inc.
(a)(b)
........... 768,594 2,974,459
Sangamo Therapeutics, Inc.
(a)(b)
......... 1,312,130 787,016
Savara, Inc.
(a)
..................... 754,095 2,850,479
Scholar Rock Holding Corp.
(a)(b)
......... 386,106 2,741,353
Selecta Biosciences, Inc.
(a)(b)
........... 771,316 817,595
Seres Therapeutics, Inc.
(a)
............. 292,307 695,691
Stoke Therapeutics, Inc.
(a)(b)
............ 246,053 969,449
Sutro Biopharma, Inc.
(a)
............... 542,392 1,882,100
Syndax Pharmaceuticals, Inc.
(a)(b)
........ 97,849 1,420,768
Tango Therapeutics, Inc.
(a)
............. 404,039 4,549,479
Tenaya Therapeutics, Inc.
(a)(b)
........... 400,501 1,021,278
Travere Therapeutics, Inc.
(a)
............ 42,710 381,827
Turnstone Biologics Corp.
(a)
............ 27,346 107,743
Twist Bioscience Corp.
(a)(b)
............. 511,966 10,372,431
Tyra Biosciences, Inc.
(a)(b)
............. 80,504 1,108,540
UroGen Pharma Ltd.
(a)
............... 26,240 367,622
Vanda Pharmaceuticals, Inc.
(a)
.......... 509,232 2,199,882
Vera Therapeutics, Inc., Class A
(a)(b)
....... 158,713 2,175,955
Veracyte, Inc.
(a)(b)
................... 651,981 14,558,736
Verve Therapeutics, Inc.
(a)(b)
............ 454,442 6,025,901
Vigil Neuroscience, Inc.
(a)(b)
............ 133,907 721,759
Vir Biotechnology, Inc.
(a)
.............. 711,741 6,669,013
Viridian Therapeutics, Inc.
(a)(b)
........... 79,549 1,220,282
Vor BioPharma, Inc.
(a)(b)
............... 318,996 676,272
X4 Pharmaceuticals, Inc.
(a)(b)
........... 525,119 572,380
Xencor, Inc.
(a)(b)
.................... 237,336 4,782,320
XOMA Corp.
(a)(b)
.................... 65,749 926,403
Y-mAbs Therapeutics, Inc.
(a)(b)
.......... 171,720 935,874
Zura Bio Ltd., Class A
(a)(b)
............. 104,337 688,624
Zymeworks, Inc.
(a)(b)
................. 482,073 3,056,343
438,740,600
Broadline Retail — 0.0%
Big Lots, Inc.
(b)
..................... 254,549 1,300,745
ContextLogic, Inc., Class A
(a)(b)
.......... 199,364 879,195
Savers Value Village, Inc.
(a)
............ 112,517 2,100,693
4,280,633
Building Products — 1.7%
American Woodmark Corp.
(a)
........... 137,482 10,395,014
Apogee Enterprises, Inc. .............. 120,754 5,685,098
AZZ, Inc. ........................ 224,019 10,210,786
Gibraltar Industries, Inc.
(a)(b)
............ 120,510 8,135,630
Griffon Corp. ...................... 156,730 6,217,479
Insteel Industries, Inc. ................ 168,984 5,485,221
JELD-WEN Holding, Inc.
(a)
............. 767,181 10,249,538
Masterbrand, Inc.
(a)
................. 1,157,783 14,067,063
Quanex Building Products Corp. ......... 296,905 8,363,814
Resideo Technologies, Inc.
(a)
........... 1,310,749 20,709,834
UFP Industries, Inc. ................. 456,012 46,695,629
Zurn Elkay Water Solutions Corp. ........ 1,063,223 29,791,509
176,006,615
Security
Shares
Shares Value
Capital Markets — 0.8%
Artisan Partners Asset Management, Inc.,
Class A ....................... 152,727 $ 5,715,044
Avantax, Inc.
(a)
..................... 36,138 924,410
Bakkt Holdings, Inc., Class A
(a)(b)
......... 648,867 759,174
BGC Group, Inc., Class A
(b)
............ 1,477,546 7,801,443
Brightsphere Investment Group, Inc. ...... 178,301 3,457,256
Donnelley Financial Solutions, Inc.
(a)(b)
..... 63,342 3,564,888
Forge Global Holdings, Inc.
(a)(b)
.......... 1,015,856 2,062,188
GCM Grosvenor, Inc., Class A .......... 38,200 296,432
Hamilton Lane, Inc., Class A ........... 134,648 12,177,565
MarketWise, Inc., Class A ............. 311,809 498,895
Moelis & Co., Class A ................ 248,301 11,205,824
NexPoint Strategic Cash Accrual
(a)(c)
...... 299,955 35,995
Open Lending Corp., Class A
(a)(b)
........ 73,014 534,463
Piper Sandler Cos. .................. 27,607 4,011,573
Sculptor Capital Management, Inc., Class A . 83,209 965,224
StoneX Group, Inc.
(a)
................ 143,295 13,888,151
Victory Capital Holdings, Inc., Class A ..... 23,476 782,690
Virtus Investment Partners, Inc. ......... 54,678 11,044,409
79,725,624
Chemicals — 1.4%
AdvanSix, Inc. ..................... 234,909 7,300,972
American Vanguard Corp. ............. 194,436 2,125,185
Aspen Aerogels, Inc.
(a)(b)
.............. 463,441 3,985,593
Avient Corp. ...................... 808,941 28,571,796
Chase Corp. ...................... 8,995 1,144,434
Core Molding Technologies, Inc.
(a)
........ 62,457 1,779,400
Danimer Scientific, Inc., Class A
(a)(b)
....... 799,929 1,655,853
Ecovyst, Inc.
(a)(b)
.................... 666,935 6,562,640
FutureFuel Corp. ................... 222,269 1,593,669
HB Fuller Co. ..................... 52,371 3,593,174
Innospec, Inc. ..................... 26,381 2,696,138
Intrepid Potash, Inc.
(a)(b)
............... 95,934 2,413,699
Koppers Holdings, Inc. ............... 181,574 7,181,252
Kronos Worldwide, Inc. ............... 208,583 1,616,518
LSB Industries, Inc.
(a)(b)
............... 493,403 5,047,513
Mativ Holdings, Inc. ................. 486,248 6,933,897
Minerals Technologies, Inc. ............ 291,961 15,987,784
Origin Materials, Inc., Class A
(a)(b)
........ 1,052,892 1,347,702
Perimeter Solutions SA
(a)(b)
............ 1,397,717 6,345,635
PureCycle Technologies, Inc.
(a)(b)
......... 814,495 4,569,317
Rayonier Advanced Materials, Inc.
(a)
...... 564,693 1,999,013
Stepan Co. ....................... 167,935 12,590,087
Trinseo plc ....................... 311,983 2,548,901
Tronox Holdings plc ................. 1,055,074 14,180,195
Valhi, Inc. ........................ 30,496 404,377
144,174,744
Commercial Services & Supplies — 1.8%
ABM Industries, Inc. ................. 593,993 23,765,660
ACCO Brands Corp. ................. 824,145 4,730,592
Aris Water Solutions, Inc., Class A ....... 240,917 2,404,352
BrightView Holdings, Inc.
(a)
............ 362,957 2,812,917
CECO Environmental Corp.
(a)(b)
......... 270,069 4,313,002
Cimpress plc
(a)(b)
................... 68,769 4,814,518
CompX International, Inc. ............. 14,417 268,012
CoreCivic, Inc.
(a)
................... 1,020,904 11,485,170
Deluxe Corp. ...................... 392,221 7,409,055
Ennis, Inc. ....................... 229,480 4,869,566
Enviri Corp.
(a)(b)
.................... 710,987 5,133,326
GEO Group, Inc. (The)
(a)
.............. 1,082,094 8,851,529
Healthcare Services Group, Inc. ......... 39,161 408,449
Heritage-Crystal Clean, Inc.
(a)
........... 132,699 6,017,900
HNI Corp. ........................ 375,578 13,006,266

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Interface, Inc. ..................... 518,738 $ 5,088,820
Li-Cycle Holdings Corp.
(a)(b)
............ 1,249,314 4,435,065
Liquidity Services, Inc.
(a)
.............. 82,635 1,456,029
Matthews International Corp., Class A ..... 196,460 7,644,258
MillerKnoll, Inc. .................... 682,025 16,675,511
NL Industries, Inc. .................. 74,555 354,136
OPENLANE, Inc.
(a)(b)
................. 967,910 14,441,217
Performant Financial Corp.
(a)
........... 161,361 364,676
Quad/Graphics, Inc., Class A
(a)(b)
......... 282,141 1,419,169
Steelcase, Inc., Class A .............. 834,302 9,319,153
UniFirst Corp. ..................... 134,593 21,940,005
VSE Corp. ....................... 114,266 5,763,577
189,191,930
Communications Equipment — 0.4%
ADTRAN Holdings, Inc. .............. 702,202 5,779,122
Aviat Networks, Inc.
(a)
................ 100,978 3,150,514
Comtech Telecommunications Corp. ...... 249,614 2,184,123
Digi International, Inc.
(a)
............... 34,211 923,697
DZS, Inc.
(a)
....................... 192,762 404,800
KVH Industries, Inc.
(a)(b)
............... 168,014 856,871
NETGEAR, Inc.
(a)
................... 261,263 3,289,301
NetScout Systems, Inc.
(a)
............. 615,193 17,237,708
Ribbon Communications, Inc.
(a)(b)
........ 776,941 2,082,202
Viavi Solutions, Inc.
(a)
................ 351,494 3,212,655
39,120,993
Construction & Engineering — 1.0%
API Group Corp.
(a)(b)
................. 615,952 15,971,635
Arcosa, Inc. ...................... 434,876 31,267,584
Argan, Inc. ....................... 111,455 5,073,432
Concrete Pumping Holdings, Inc.
(a)(b)
...... 89,229 765,585
Eneti, Inc. ........................ 226,726 2,285,398
Fluor Corp.
(a)
...................... 87,693 3,218,333
Granite Construction, Inc. ............. 341,860 12,997,517
Great Lakes Dredge & Dock Corp.
(a)(b)
..... 589,325 4,696,920
INNOVATE Corp.
(a)(b)
................. 371,511 601,848
Limbach Holdings, Inc.
(a)(b)
............. 66,572 2,112,330
Northwest Pipe Co.
(a)
................ 85,554 2,581,164
Primoris Services Corp.
(b)
............. 446,061 14,599,576
Southland Holdings, Inc.
(a)(b)
............ 20,625 125,194
Sterling Infrastructure, Inc.
(a)
........... 33,306 2,447,325
Tutor Perini Corp.
(a)
................. 384,813 3,013,086
101,756,927
Construction Materials — 0.6%
(a)
Knife River Corp. ................... 507,232 24,768,138
Summit Materials, Inc., Class A
(b)
........ 1,073,113 33,416,739
58,184,877
Consumer Finance — 1.0%
Atlanticus Holdings Corp.
(a)(b)
........... 40,210 1,218,765
Bread Financial Holdings, Inc. .......... 403,728 13,807,497
Consumer Portfolio Services, Inc.
(a)(b)
...... 82,847 751,422
Encore Capital Group, Inc.
(a)(b)
.......... 209,252 9,993,875
Enova International, Inc.
(a)
............. 273,739 13,925,103
Green Dot Corp., Class A
(a)
............ 419,834 5,848,288
LendingClub Corp.
(a)(b)
................ 962,839 5,873,318
LendingTree, Inc.
(a)
.................. 71,196 1,103,538
Navient Corp. ..................... 797,571 13,734,173
Nelnet, Inc., Class A ................. 130,030 11,614,280
OppFi, Inc., Class A
(a)(b)
............... 78,175 197,001
PRA Group, Inc.
(a)
.................. 345,800 6,642,818
PROG Holdings, Inc.
(a)
............... 335,356 11,137,173
Regional Management Corp. ........... 64,209 1,777,305
Security
Shares
Shares Value
Consumer Finance (continued)
World Acceptance Corp.
(a)(b)
............ 34,019 $ 4,322,454
101,947,010
Consumer Staples Distribution & Retail — 0.6%
Andersons, Inc. (The) ................ 289,516 14,912,969
HF Foods Group, Inc.
(a)(b)
.............. 364,579 1,447,379
Ingles Markets, Inc., Class A ........... 125,480 9,452,409
Natural Grocers by Vitamin Cottage, Inc. ... 82,842 1,069,490
PriceSmart, Inc. .................... 68,256 5,080,294
SpartanNash Co. ................... 312,182 6,868,004
United Natural Foods, Inc.
(a)
............ 524,086 7,410,576
Village Super Market, Inc., Class A ....... 75,230 1,703,207
Weis Markets, Inc. .................. 148,260 9,340,380
57,284,708
Containers & Packaging — 0.3%
Greif, Inc., Class A, NVS .............. 221,517 14,799,551
Greif, Inc., Class B .................. 43,727 2,910,469
O-I Glass, Inc.
(a)(b)
................... 207,860 3,477,498
Pactiv Evergreen, Inc. ............... 363,936 2,958,800
Ranpak Holdings Corp., Class A
(a)(b)
...... 387,074 2,105,682
TriMas Corp. ...................... 371,153 9,189,748
35,441,748
Distributors — 0.0%
Weyco Group, Inc.
(b)
................. 50,523 1,280,758
Diversified Consumer Services — 0.7%
2U, Inc.
(a)(b)
....................... 692,885 1,711,426
Adtalem Global Education, Inc.
(a)(b)
....... 389,667 16,697,231
Chegg, Inc.
(a)
...................... 142,196 1,268,388
European Wax Center, Inc., Class A
(a)
..... 19,461 315,268
Graham Holdings Co., Class B .......... 32,029 18,672,907
Laureate Education, Inc. .............. 177,617 2,504,400
Lincoln Educational Services Corp.
(a)(b)
..... 208,171 1,759,045
Perdoceo Education Corp. ............. 599,846 10,257,367
Strategic Education, Inc.
(b)
............. 202,667 15,250,692
Universal Technical Institute, Inc.
(a)(b)
...... 233,898 1,960,065
WW International, Inc.
(a)(b)
............. 485,528 5,374,795
75,771,584
Diversified REITs — 1.2%
Alexander & Baldwin, Inc. ............. 668,552 11,184,875
Alpine Income Property Trust, Inc. ....... 141,351 2,312,502
American Assets Trust, Inc. ............ 434,736 8,455,615
Armada Hoffler Properties, Inc. ......... 628,242 6,433,198
Broadstone Net Lease, Inc. ............ 1,688,037 24,138,929
CTO Realty Growth, Inc. .............. 212,654 3,447,121
Empire State Realty Trust, Inc., Class A
(b)
... 1,193,035 9,592,002
Essential Properties Realty Trust, Inc. ..... 1,245,913 26,949,098
Gladstone Commercial Corp. ........... 304,197 3,699,036
Global Net Lease, Inc. ............... 1,760,094 16,914,503
NexPoint Diversified Real Estate Trust
(b)
... 277,865 2,420,204
One Liberty Properties, Inc. ............ 152,362 2,875,071
Star Holdings
(a)
.................... 121,095 1,516,110
119,938,264
Diversified Telecommunication Services — 0.5%
Anterix, Inc.
(a)(b)
.................... 10,869 341,069
ATN International, Inc. ............... 97,438 3,075,143
Bandwidth, Inc., Class A
(a)(b)
............ 162,519 1,831,589
Cogent Communications Holdings, Inc. .... 143,237 8,866,370
Consolidated Communications Holdings, Inc.
(a)
601,561 2,057,339
EchoStar Corp., Class A
(a)(b)
............ 309,249 5,179,921
Globalstar, Inc.
(a)(b)
.................. 784,326 1,027,467
IDT Corp., Class B
(a)(b)
................ 32,076 707,276
Liberty Latin America Ltd., Class A
(a)
...... 302,294 2,466,719

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services (continued)
Liberty Latin America Ltd., Class C, NVS
(a)(b)
. 1,303,917 $ 10,639,963
Lumen Technologies, Inc.
(a)
............ 9,033,984 12,828,257
49,021,113
Electric Utilities — 1.1%
ALLETE, Inc. ..................... 517,543 27,326,270
Genie Energy Ltd., Class B ............ 83,451 1,229,233
MGE Energy, Inc. ................... 160,706 11,009,968
Otter Tail Corp. .................... 173,806 13,195,352
PNM Resources, Inc. ................ 684,691 30,544,066
Portland General Electric Co. ........... 870,129 35,222,822
118,527,711
Electrical Equipment — 0.7%
Babcock & Wilcox Enterprises, Inc.
(a)
...... 479,203 2,017,445
Blink Charging Co.
(a)(b)
................ 235,550 720,783
Encore Wire Corp.
(b)
................. 143,453 26,174,434
Energy Vault Holdings, Inc.
(a)(b)
.......... 874,639 2,230,329
EnerSys ......................... 25,948 2,456,497
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 76,165 163,755
ESS Tech, Inc.
(a)(b)
.................. 872,000 1,639,360
FuelCell Energy, Inc.
(a)(b)
.............. 3,625,506 4,640,648
GrafTech International Ltd. ............ 763,426 2,923,921
LSI Industries, Inc. .................. 54,942 872,479
Powell Industries, Inc. ................ 81,949 6,793,572
Preformed Line Products Co. ........... 11,570 1,881,051
SES AI Corp., Class A
(a)(b)
............. 1,014,225 2,302,291
Stem, Inc.
(a)(b)
..................... 1,287,447 5,458,775
Thermon Group Holdings, Inc.
(a)(b)
........ 263,715 7,244,251
67,519,591
Electronic Equipment, Instruments & Components — 2.2%
908 Devices, Inc.
(a)(b)
................. 200,201 1,333,339
Aeva Technologies, Inc.
(a)(b)
............ 709,388 542,611
Arlo Technologies, Inc.
(a)(b)
............. 92,407 951,792
Bel Fuse, Inc., Class B, NVS ........... 87,199 4,161,136
Belden, Inc. ...................... 144,125 13,915,269
Benchmark Electronics, Inc. ........... 318,262 7,721,036
Climb Global Solutions, Inc. ............ 6,061 260,684
Daktronics, Inc.
(a)(b)
.................. 336,962 3,005,701
ePlus, Inc.
(a)
...................... 226,241 14,370,828
Evolv Technologies Holdings, Inc.
(a)
....... 824,206 4,005,641
FARO Technologies, Inc.
(a)(b)
........... 156,248 2,379,657
Iteris, Inc.
(a)(b)
...................... 168,125 696,037
Itron, Inc.
(a)
....................... 369,847 22,405,331
Kimball Electronics, Inc.
(a)
............. 159,439 4,365,440
Knowles Corp.
(a)(b)
.................. 812,383 12,031,392
Methode Electronics, Inc. ............. 316,740 7,237,509
Mirion Technologies, Inc., Class A
(a)(b)
..... 1,789,061 13,364,286
Motomova, Inc., NVS
(a)(c)
.............. 19,086 —
nLight, Inc.
(a)(b)
..................... 392,715 4,084,236
PAR Technology Corp.
(a)(b)
............. 220,993 8,517,070
PC Connection, Inc. ................. 103,009 5,498,620
Plexus Corp.
(a)
..................... 28,466 2,646,769
Richardson Electronics Ltd. ............ 104,166 1,138,534
Rogers Corp.
(a)(b)
................... 41,300 5,429,711
Sanmina Corp.
(a)
................... 490,503 26,624,503
ScanSource, Inc.
(a)
.................. 225,176 6,825,085
SmartRent, Inc., Class A
(a)(b)
............ 1,645,530 4,294,833
TTM Technologies, Inc.
(a)
.............. 918,419 11,829,237
Vishay Intertechnology, Inc. ............ 1,150,890 28,450,001
Vishay Precision Group, Inc.
(a)
.......... 112,477 3,776,978
Vuzix Corp.
(a)(b)
.................... 548,533 1,991,175
223,854,441
Security
Shares
Shares Value
Energy Equipment & Services — 2.6%
Archrock, Inc. ..................... 1,019,609 $ 12,847,073
Atlas Energy Solutions, Inc., Class A
(b)
..... 122,999 2,734,268
Bristow Group, Inc.
(a)
................ 211,430 5,955,983
Core Laboratories, Inc.
(b)
.............. 288,792 6,933,896
Diamond Offshore Drilling, Inc.
(a)(b)
....... 912,635 13,397,482
DMC Global, Inc.
(a)
.................. 120,660 2,952,550
Dril-Quip, Inc.
(a)
.................... 304,756 8,584,976
Expro Group Holdings NV
(a)
............ 492,381 11,438,011
Forum Energy Technologies, Inc.
(a)
....... 87,157 2,093,511
Helix Energy Solutions Group, Inc.
(a)
...... 1,286,151 14,366,307
Helmerich & Payne, Inc. .............. 873,043 36,807,493
KLX Energy Services Holdings, Inc.
(a)(b)
.... 99,558 1,179,762
Kodiak Gas Services, Inc.
(a)
............ 89,828 1,606,125
Liberty Energy, Inc., Class A ........... 1,399,123 25,911,758
Mammoth Energy Services, Inc.
(a)(b)
....... 195,219 905,816
Nabors Industries Ltd.
(a)
.............. 8,444 1,039,794
Newpark Resources, Inc.
(a)
............ 678,408 4,687,799
Noble Corp. plc .................... 169,280 8,574,032
Oil States International, Inc.
(a)
........... 569,843 4,769,586
Patterson-UTI Energy, Inc. ............ 2,984,338 41,303,238
ProFrac Holding Corp., Class A
(a)(b)
....... 181,844 1,978,463
ProPetro Holding Corp.
(a)
.............. 892,852 9,491,017
Ranger Energy Services, Inc. ........... 137,277 1,946,588
RPC, Inc. ........................ 766,414 6,851,741
SEACOR Marine Holdings, Inc.
(a)(b)
....... 214,309 2,974,609
Seadrill Ltd.
(a)
..................... 451,251 20,211,532
Select Water Solutions, Inc., Class A ...... 731,498 5,815,409
Solaris Oilfield Infrastructure, Inc., Class A .. 256,653 2,735,921
US Silica Holdings, Inc.
(a)
............. 675,954 9,490,394
269,585,134
Entertainment — 0.2%
Cinemark Holdings, Inc.
(a)(b)
............ 169,166 3,104,196
Lions Gate Entertainment Corp., Class A
(a)(b)
. 147,164 1,247,951
Lions Gate Entertainment Corp., Class B,
NVS
(a)(b)
....................... 368,488 2,900,000
Madison Square Garden Entertainment Corp.
(a)
(b)
........................... 56,039 1,844,244
Marcus Corp. (The)
(b)
................ 217,122 3,365,391
Playstudios, Inc., Class A
(a)
............ 793,410 2,523,044
Reservoir Media, Inc.
(a)
............... 155,891 950,935
Sphere Entertainment Co., Class A
(a)(b)
..... 232,966 8,657,017
Vivid Seats, Inc., Class A
(a)(b)
........... 154,208 990,015
25,582,793
Financial Services — 3.0%
Acacia Research Corp.
(a)(b)
............. 329,745 1,203,569
Alerus Financial Corp. ............... 164,434 2,989,410
A-Mark Precious Metals, Inc. ........... 165,884 4,865,378
AvidXchange Holdings, Inc.
(a)(b)
.......... 112,865 1,069,960
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 244,595 5,185,414
Cannae Holdings, Inc.
(a)(b)
............. 648,399 12,086,157
Cantaloupe, Inc.
(a)(b)
................. 168,345 1,052,156
Cass Information Systems, Inc. ......... 17,928 667,818
Compass Diversified Holdings .......... 569,753 10,694,264
Enact Holdings, Inc. ................. 265,672 7,234,249
Essent Group Ltd. .................. 947,934 44,827,799
Federal Agricultural Mortgage Corp., Class C,
NVS ......................... 68,186 10,521,100
Finance of America Cos., Inc., Class A
(a)(b)
.. 486,314 622,482
Jackson Financial, Inc., Class A ......... 744,570 28,457,465
Marqeta, Inc., Class A
(a)(b)
............. 3,820,494 22,846,554
Merchants Bancorp ................. 141,461 3,921,299
Mr Cooper Group, Inc.
(a)(b)
............. 585,985 31,385,357

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
NewtekOne, Inc.
(b)
.................. 208,572 $ 3,076,437
NMI Holdings, Inc., Class A
(a)
........... 674,717 18,278,084
Ocwen Financial Corp.
(a)(b)
............. 57,446 1,486,703
Pagseguro Digital Ltd., Class A
(a)
........ 700,043 6,027,370
Paysafe Ltd.
(a)
..................... 291,414 3,494,054
PennyMac Financial Services, Inc. ....... 214,393 14,278,574
Radian Group, Inc. .................. 1,416,938 35,579,313
Repay Holdings Corp., Class A
(a)(b)
....... 722,999 5,487,562
Security National Financial Corp., Class A
(a)(b)
107,747 844,736
StoneCo Ltd., Class A
(a)
.............. 1,023,020 10,915,623
SWK Holdings Corp.
(a)(b)
.............. 19,428 305,991
Velocity Financial, Inc.
(a)(b)
............. 72,656 821,013
Walker & Dunlop, Inc. ................ 285,537 21,198,267
Waterstone Financial, Inc. ............. 164,542 1,801,735
313,225,893
Food Products — 0.8%
Alico, Inc. ........................ 64,742 1,615,960
B&G Foods, Inc. ................... 641,226 6,341,725
Benson Hill, Inc.
(a)(b)
................. 1,522,246 504,625
Cal-Maine Foods, Inc. ................ 22,941 1,110,803
Dole plc ......................... 273,518 3,167,338
Forafric Global plc
(a)(b)
................ 35,831 404,532
Fresh Del Monte Produce, Inc. .......... 304,713 7,873,784
Hain Celestial Group, Inc. (The)
(a)
........ 805,015 8,348,006
Hostess Brands, Inc., Class A
(a)
......... 968,507 32,260,968
Limoneira Co. ..................... 144,321 2,210,998
Mission Produce, Inc.
(a)(b)
.............. 365,909 3,541,999
Seneca Foods Corp., Class A
(a)(b)
........ 47,221 2,541,906
SunOpta, Inc.
(a)(b)
................... 31,518 106,216
TreeHouse Foods, Inc.
(a)
.............. 405,781 17,683,936
87,712,796
Gas Utilities — 1.5%
Brookfield Infrastructure Corp., Class A .... 796,330 28,142,302
Chesapeake Utilities Corp. ............ 55,431 5,418,380
New Jersey Resources Corp. ........... 414,078 16,823,989
Northwest Natural Holding Co. .......... 323,671 12,351,286
ONE Gas, Inc. ..................... 494,485 33,763,436
RGC Resources, Inc. ................ 67,367 1,165,449
Southwest Gas Holdings, Inc. .......... 554,556 33,500,728
Spire, Inc. ........................ 460,545 26,057,636
157,223,206
Ground Transportation — 0.5%
ArcBest Corp. ..................... 131,381 13,354,879
Bird Global, Inc., Class A
(a)
............ 2 1
Covenant Logistics Group, Inc., Class A .... 75,492 3,310,324
FTAI Infrastructure, Inc. ............... 869,911 2,801,113
Heartland Express, Inc.
(b)
............. 412,987 6,066,779
Marten Transport Ltd. ................ 100,264 1,976,204
PAM Transportation Services, Inc.
(a)
...... 51,186 1,103,058
RXO, Inc.
(a)(b)
...................... 139,833 2,758,905
TuSimple Holdings, Inc., Class A
(a)(b)
...... 1,474,105 2,299,604
Universal Logistics Holdings, Inc. ........ 60,990 1,535,728
Werner Enterprises, Inc.
(b)
............. 483,769 18,842,803
54,049,398
Health Care Equipment & Supplies — 1.5%
Alphatec Holdings, Inc.
(a)(b)
............. 424,943 5,511,511
AngioDynamics, Inc.
(a)
............... 329,290 2,407,110
Artivion, Inc.
(a)
..................... 300,367 4,553,564
AtriCure, Inc.
(a)(b)
................... 116,679 5,110,540
Avanos Medical, Inc.
(a)(b)
.............. 414,843 8,388,126
Butterfly Network, Inc., Class A
(a)(b)
....... 1,247,413 1,471,947
Cutera, Inc.
(a)(b)
.................... 144,965 872,689
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
CVRx, Inc.
(a)(b)
..................... 14,331 $ 217,401
Embecta Corp. .................... 463,520 6,975,976
Inari Medical, Inc.
(a)(b)
................ 32,606 2,132,432
Inogen, Inc.
(a)
..................... 218,237 1,139,197
Integer Holdings Corp.
(a)(b)
............. 297,875 23,362,336
LivaNova plc
(a)
..................... 456,740 24,152,411
Nano-X Imaging Ltd.
(a)(b)
.............. 382,936 2,512,060
Neogen Corp.
(a)
.................... 1,953,928 36,225,825
Nevro Corp.
(a)
..................... 211,273 4,060,667
Omnicell, Inc.
(a)
.................... 203,716 9,175,369
OraSure Technologies, Inc.
(a)
........... 646,761 3,835,293
Orthofix Medical, Inc.
(a)
............... 315,995 4,063,696
OrthoPediatrics Corp.
(a)(b)
.............. 17,063 546,016
Pulse Biosciences, Inc.
(a)(b)
............. 97,964 394,795
Varex Imaging Corp.
(a)(b)
.............. 346,160 6,504,346
Vicarious Surgical, Inc., Class A
(a)
........ 320,270 189,184
Zimvie, Inc.
(a)
...................... 234,771 2,209,195
156,011,686
Health Care Providers & Services — 1.1%
23andMe Holding Co., Class A
(a)(b)
....... 2,398,299 2,344,817
Accolade, Inc.
(a)(b)
................... 37,361 395,279
AdaptHealth Corp.
(a)(b)
................ 414,920 3,775,772
Addus HomeCare Corp.
(a)
............. 73,275 6,242,297
Agiliti, Inc.
(a)(b)
..................... 32,889 213,450
Aveanna Healthcare Holdings, Inc.
(a)(b)
..... 333,278 396,601
Brookdale Senior Living, Inc.
(a)(b)
......... 1,668,731 6,908,546
Cano Health, Inc., Class A
(a)(b)
.......... 2,291,164 581,039
CareMax, Inc., Class A
(a)(b)
............. 686,022 1,454,367
Castle Biosciences, Inc.
(a)
............. 135,730 2,292,480
Community Health Systems, Inc.
(a)(b)
...... 1,136,380 3,295,502
Cross Country Healthcare, Inc.
(a)(b)
....... 261,539 6,483,552
Enhabit, Inc.
(a)(b)
.................... 452,943 5,095,609
Fulgent Genetics, Inc.
(a)(b)
............. 182,527 4,880,772
Invitae Corp.
(a)(b)
.................... 297,210 179,871
LifeStance Health Group, Inc.
(a)(b)
........ 429,730 2,952,245
National HealthCare Corp. ............. 110,728 7,084,377
NeoGenomics, Inc.
(a)(b)
............... 1,041,003 12,804,337
OPKO Health, Inc.
(a)(b)
................ 3,634,245 5,814,792
Owens & Minor, Inc.
(a)
................ 667,866 10,792,715
Patterson Cos., Inc. ................. 604,402 17,914,475
Pediatrix Medical Group, Inc.
(a)
.......... 752,866 9,568,927
PetIQ, Inc., Class A
(a)
................ 38,889 766,113
Surgery Partners, Inc.
(a)(b)
............. 57,259 1,674,826
113,912,761
Health Care REITs — 1.1%
CareTrust REIT, Inc. ................. 828,342 16,981,011
Community Healthcare Trust, Inc. ........ 84,784 2,518,085
Diversified Healthcare Trust ............ 2,160,300 4,190,982
Global Medical REIT, Inc. ............. 574,886 5,156,728
LTC Properties, Inc. ................. 374,421 12,030,147
National Health Investors, Inc. .......... 341,601 17,544,627
Physicians Realty Trust ............... 2,135,389 26,030,392
Sabra Health Care REIT, Inc. ........... 2,084,245 29,054,375
113,506,347
Health Care Technology — 0.4%
American Well Corp., Class A
(a)(b)
........ 2,190,517 2,562,905
Computer Programs & Systems, Inc.
(a)(b)
... 122,636 1,954,818
Definitive Healthcare Corp., Class A
(a)(b)
.... 276,752 2,211,248
Health Catalyst, Inc.
(a)(b)
............... 226,430 2,291,472
HealthStream, Inc. .................. 135,696 2,928,320
Multiplan Corp., Class A
(a)(b)
............ 3,519,811 5,913,282
NextGen Healthcare, Inc.
(a)
............ 215,058 5,103,326
Sharecare, Inc., Class A
(a)(b)
............ 2,679,410 2,519,717

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Technology (continued)
Veradigm, Inc.
(a)(b)
................... 969,442 $ 12,738,468
38,223,556
Hotel & Resort REITs — 1.2%
Apple Hospitality REIT, Inc. ............ 1,939,354 29,749,690
Braemar Hotels & Resorts, Inc. ......... 618,940 1,714,464
Chatham Lodging Trust ............... 443,424 4,243,568
DiamondRock Hospitality Co. ........... 1,892,535 15,197,056
Hersha Hospitality Trust, Class A ........ 286,833 2,828,173
Pebblebrook Hotel Trust
(b)
............. 1,089,872 14,811,361
RLJ Lodging Trust .................. 1,412,615 13,829,501
Service Properties Trust .............. 1,485,174 11,420,988
Summit Hotel Properties, Inc. ........... 949,070 5,504,606
Sunstone Hotel Investors, Inc. .......... 1,883,277 17,608,640
Xenia Hotels & Resorts, Inc. ........... 1,000,457 11,785,383
128,693,430
Hotels, Restaurants & Leisure — 0.9%
Bally's Corp.
(a)(b)
.................... 124,211 1,628,406
Biglari Holdings, Inc., Class B, NVS
(a)
..... 5,670 941,220
BJ's Restaurants, Inc.
(a)
............... 76,091 1,785,095
Bluegreen Vacations Holding Corp. ....... 17,712 649,676
Bowlero Corp., Class A
(a)(b)
............. 37,203 357,893
Brinker International, Inc.
(a)(b)
........... 33,650 1,063,003
Carrols Restaurant Group, Inc.
(a)
......... 327,693 2,159,497
Century Casinos, Inc.
(a)(b)
.............. 42,900 220,077
Chuy's Holdings, Inc.
(a)(b)
.............. 27,929 993,714
Denny's Corp.
(a)(b)
................... 114,816 972,492
Dine Brands Global, Inc. .............. 15,684 775,574
El Pollo Loco Holdings, Inc. ............ 255,315 2,285,069
Everi Holdings, Inc.
(a)
................ 289,608 3,828,618
Fiesta Restaurant Group, Inc.
(a)
......... 158,174 1,338,152
First Watch Restaurant Group, Inc.
(a)(b)
..... 114,522 1,980,085
Full House Resorts, Inc.
(a)
............. 32,373 138,233
Krispy Kreme, Inc.
(b)
................. 532,046 6,634,614
Life Time Group Holdings, Inc.
(a)(b)
........ 277,973 4,227,969
Light & Wonder, Inc., Class A
(a)(b)
........ 435,709 31,079,123
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 288,016 2,073,715
Mondee Holdings, Inc., Class A
(a)(b)
....... 65,396 233,464
Papa John's International, Inc. .......... 65,472 4,466,500
Red Rock Resorts, Inc., Class A ......... 197,746 8,107,586
Sabre Corp.
(a)(b)
.................... 2,209,023 9,918,513
SeaWorld Entertainment, Inc.
(a)(b)
........ 18,499 855,579
Six Flags Entertainment Corp.
(a)
......... 136,618 3,211,889
Sweetgreen, Inc., Class A
(a)(b)
........... 170,883 2,007,875
Xponential Fitness, Inc., Class A
(a)(b)
...... 31,239 484,204
94,417,835
Household Durables — 2.9%
Beazer Homes USA, Inc.
(a)(b)
........... 263,760 6,570,262
Century Communities, Inc. ............ 255,379 17,054,210
Dream Finders Homes, Inc., Class A
(a)(b)
.... 127,176 2,827,122
Ethan Allen Interiors, Inc. ............. 202,628 6,058,577
GoPro, Inc., Class A
(a)(b)
............... 1,187,786 3,729,648
Green Brick Partners, Inc.
(a)(b)
........... 155,865 6,469,956
Helen of Troy Ltd.
(a)(b)
................ 215,605 25,130,919
Hooker Furnishings Corp. ............. 90,791 1,765,885
Hovnanian Enterprises, Inc., Class A
(a)
..... 43,299 4,401,776
iRobot Corp.
(a)(b)
.................... 25,283 958,226
KB Home ........................ 650,545 30,107,223
Landsea Homes Corp.
(a)
.............. 123,498 1,110,247
La-Z-Boy, Inc. ..................... 391,720 12,096,314
Legacy Housing Corp.
(a)(b)
............. 84,525 1,640,630
LGI Homes, Inc.
(a)(b)
................. 171,550 17,067,509
M/I Homes, Inc.
(a)
................... 241,644 20,307,762
MDC Holdings, Inc. ................. 526,818 21,720,706
Security
Shares
Shares Value
Household Durables (continued)
Meritage Homes Corp. ............... 326,612 $ 39,974,043
Purple Innovation, Inc.
(b)
.............. 505,091 863,706
Skyline Champion Corp.
(a)(b)
............ 211,252 13,460,977
Snap One Holdings Corp.
(a)(b)
........... 163,113 1,507,164
Taylor Morrison Home Corp.
(a)
.......... 944,391 40,240,501
Traeger, Inc.
(a)(b)
.................... 330,958 903,515
TRI Pointe Homes, Inc.
(a)
.............. 886,185 24,237,160
United Homes Group, Inc., Class A
(a)(b)
..... 41,919 234,746
Vizio Holding Corp., Class A
(a)
.......... 64,335 348,052
VOXX International Corp., Class A
(a)(b)
..... 104,997 837,876
301,624,712
Household Products — 0.2%
Central Garden & Pet Co.
(a)(b)
........... 91,802 4,052,140
Central Garden & Pet Co., Class A, NVS
(a)
.. 348,388 13,966,875
Oil-Dri Corp. of America .............. 32,764 2,023,177
20,042,192
Independent Power and Renewable Electricity Producers
— 0.2%
(b)
Altus Power, Inc., Class A
(a)
............ 578,884 3,039,141
Ormat Technologies, Inc. .............. 171,756 12,009,179
Sunnova Energy International, Inc.
(a)
...... 460,519 4,821,634
19,869,954
Industrial REITs — 0.9%
Innovative Industrial Properties, Inc. ...... 250,578 18,958,732
LXP Industrial Trust ................. 2,601,799 23,156,011
Plymouth Industrial REIT, Inc. .......... 388,786 8,145,067
Terreno Realty Corp. ................ 735,589 41,781,455
92,041,265
Insurance — 2.5%
Ambac Financial Group, Inc.
(a)
.......... 396,029 4,776,110
American Coastal Insurance Corp.
(a)(b)
..... 172,187 1,267,296
American Equity Investment Life Holding Co. 696,976 37,385,793
AMERISAFE, Inc. .................. 82,941 4,152,856
Argo Group International Holdings Ltd. .... 285,155 8,509,025
CNO Financial Group, Inc. ............. 1,021,281 24,234,998
Donegal Group, Inc., Class A ........... 129,661 1,848,318
eHealth, Inc.
(a)(b)
.................... 163,910 1,212,934
Employers Holdings, Inc. .............. 242,544 9,689,633
Enstar Group Ltd.
(a)
................. 106,742 25,831,564
F&G Annuities & Life, Inc. ............. 155,935 4,375,536
Fidelis Insurance Holdings Ltd.
(a)
........ 99,475 1,460,293
Genworth Financial, Inc., Class A
(a)
....... 4,295,764 25,173,177
GoHealth, Inc., Class A
(a)(b)
............ 33,732 488,777
Greenlight Capital Re Ltd., Class A
(a)
...... 229,357 2,463,294
Hippo Holdings, Inc.
(a)(b)
............... 99,628 794,035
Horace Mann Educators Corp. .......... 374,234 10,994,995
Investors Title Co. .................. 8,634 1,278,609
James River Group Holdings Ltd. ........ 338,113 5,190,035
Lemonade, Inc.
(a)(b)
.................. 379,510 4,409,906
Maiden Holdings Ltd.
(a)
............... 775,975 1,365,716
MBIA, Inc.
(a)(b)
..................... 428,376 3,088,591
Mercury General Corp. ............... 242,146 6,787,352
National Western Life Group, Inc., Class A
(b)
. 20,373 8,912,984
NI Holdings, Inc.
(a)
.................. 71,416 919,124
Oscar Health, Inc., Class A
(a)
........... 1,276,961 7,112,673
ProAssurance Corp. ................. 482,287 9,110,401
Safety Insurance Group, Inc. ........... 129,387 8,822,899
Selectquote, Inc.
(a)(b)
................. 1,243,989 1,455,467
SiriusPoint Ltd.
(a)
................... 745,470 7,581,430
Skyward Specialty Insurance Group, Inc.
(a)(b)
. 152,905 4,183,481
Stewart Information Services Corp. ....... 241,214 10,565,173
Tiptree, Inc. ...................... 160,616 2,691,924

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
47
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
United Fire Group, Inc. ............... 190,396 $ 3,760,321
Universal Insurance Holdings, Inc. ....... 178,282 2,499,514
254,394,234
Interactive Media & Services — 0.5%
(a)
Bumble, Inc., Class A ................ 912,409 13,613,142
DHI Group, Inc. .................... 387,939 1,187,093
Eventbrite, Inc., Class A
(b)
............. 68,465 675,065
EverQuote, Inc., Class A
(b)
............. 16,091 116,338
fuboTV, Inc.
(b)
..................... 2,544,683 6,794,304
Liberty TripAdvisor Holdings, Inc., Class B .. 2,348 68,937
MediaAlpha, Inc., Class A
(b)
............ 33,469 276,454
Nextdoor Holdings, Inc., Class A
(b)
....... 568,064 1,033,877
Outbrain, Inc. ..................... 358,989 1,748,277
System1, Inc., Class A
(b)
.............. 325,501 393,856
TrueCar, Inc. ...................... 799,806 1,655,598
Vimeo, Inc. ....................... 436,467 1,545,093
Ziff Davis, Inc.
(b)
.................... 324,920 20,694,155
49,802,189
IT Services — 0.2%
Brightcove, Inc.
(a)
................... 398,308 1,310,433
Fastly, Inc., Class A
(a)(b)
............... 173,927 3,334,181
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 103,131 1,256,136
Hackett Group, Inc. (The) ............. 18,027 425,257
Information Services Group, Inc. ......... 141,582 620,129
Rackspace Technology, Inc.
(a)(b)
......... 594,024 1,395,956
Squarespace, Inc., Class A
(a)(b)
.......... 279,270 8,090,452
Tucows, Inc., Class A
(a)(b)
.............. 57,519 1,173,963
Unisys Corp.
(a)(b)
.................... 605,949 2,090,524
19,697,031
Leisure Products — 0.5%
AMMO, Inc.
(a)(b)
.................... 797,267 1,610,479
Clarus Corp. ...................... 229,323 1,733,682
Escalade, Inc. ..................... 70,109 1,073,369
Funko, Inc., Class A
(a)(b)
............... 93,232 713,225
JAKKS Pacific, Inc.
(a)
................ 64,879 1,206,101
Johnson Outdoors, Inc., Class A ......... 48,971 2,678,224
Latham Group, Inc.
(a)
................ 348,445 975,646
Malibu Boats, Inc., Class A
(a)(b)
.......... 67,969 3,331,840
Smith & Wesson Brands, Inc. ........... 409,216 5,282,979
Solo Brands, Inc., Class A
(a)(b)
........... 52,617 268,347
Sturm Ruger & Co., Inc. .............. 11,004 573,528
Topgolf Callaway Brands Corp.
(a)(b)
....... 1,288,747 17,836,258
Vista Outdoor, Inc.
(a)(b)
................ 518,486 17,172,256
54,455,934
Life Sciences Tools & Services — 0.3%
(a)
Adaptive Biotechnologies Corp.
(b)
........ 278,529 1,517,983
BioLife Solutions, Inc. ................ 28,976 400,159
Codexis, Inc. ...................... 545,798 1,031,558
CryoPort, Inc.
(b)
.................... 54,843 751,898
MaxCyte, Inc.
(b)
.................... 735,412 2,294,485
Nautilus Biotechnology, Inc.
(b)
........... 439,157 1,387,736
OmniAb Operations, Inc., 12.50 Earnout
Shares, NVS
(c)
.................. 52,020 —
OmniAb Operations, Inc., 15.00 Earnout
Shares, NVS
(c)
.................. 52,020 —
OmniAb, Inc.
(b)
..................... 847,980 4,401,016
Pacific Biosciences of California, Inc.
(b)
.... 1,020,838 8,523,997
Quanterix Corp.
(b)
................... 264,583 7,180,783
Quantum-Si, Inc., Class A
(b)
............ 909,542 1,509,840
Seer, Inc., Class A .................. 541,174 1,195,995
SomaLogic, Inc., Class A
(b)
............ 1,345,610 3,216,008
33,411,458
Security
Shares
Shares Value
Machinery — 2.6%
3D Systems Corp.
(a)(b)
................ 1,145,090 $ 5,622,392
Albany International Corp., Class A ....... 34,893 3,010,568
Astec Industries, Inc. ................ 204,694 9,643,134
Barnes Group, Inc. .................. 438,244 14,887,149
Blue Bird Corp.
(a)(b)
.................. 146,641 3,130,785
Chart Industries, Inc.
(a)(b)
.............. 148,918 25,185,012
CIRCOR International, Inc.
(a)
........... 19,067 1,062,985
Columbus McKinnon Corp. ............ 253,696 8,856,527
Commercial Vehicle Group, Inc.
(a)
........ 245,108 1,902,038
Desktop Metal, Inc., Class A
(a)(b)
......... 2,500,795 3,651,161
EnPro Industries, Inc. ................ 187,692 22,746,393
ESCO Technologies, Inc. ............. 96,549 10,083,578
Gencor Industries, Inc.
(a)
.............. 91,799 1,297,120
Gorman-Rupp Co. (The) .............. 158,160 5,203,464
Greenbrier Cos., Inc. (The) ............ 274,038 10,961,520
Hillman Solutions Corp.
(a)(b)
............ 1,740,189 14,356,559
Hyliion Holdings Corp., Class A
(a)(b)
....... 1,325,518 1,564,111
Kennametal, Inc. ................... 727,054 18,089,104
Luxfer Holdings plc ................. 241,033 3,145,481
Manitowoc Co., Inc. (The)
(a)(b)
........... 312,147 4,697,812
Mayville Engineering Co., Inc.
(a)(b)
........ 86,565 949,618
Microvast Holdings, Inc.
(a)(b)
............ 932,393 1,762,223
Miller Industries, Inc. ................ 91,962 3,605,830
Mueller Industries, Inc. ............... 283,279 21,291,250
Nikola Corp.
(a)(b)
.................... 5,578,295 8,757,923
Park-Ohio Holdings Corp. ............. 73,716 1,467,686
Proto Labs, Inc.
(a)(b)
.................. 236,741 6,249,962
REV Group, Inc. ................... 283,815 4,541,040
SPX Technologies, Inc.
(a)(b)
............. 68,532 5,578,505
Standex International Corp. ............ 20,229 2,947,163
Tennant Co. ...................... 77,313 5,732,759
Terex Corp. ....................... 253,522 14,607,938
Titan International, Inc.
(a)(b)
............. 468,289 6,289,121
Trinity Industries, Inc. ................ 595,585 14,502,495
267,380,406
Marine Transportation — 0.5%
Costamare, Inc. .................... 435,745 4,191,867
Eagle Bulk Shipping, Inc. ............. 84,256 3,541,280
Genco Shipping & Trading Ltd. .......... 378,329 5,292,823
Golden Ocean Group Ltd. ............. 1,108,903 8,738,156
Himalaya Shipping Ltd.
(a)
.............. 82,516 398,552
Matson, Inc. ...................... 318,622 28,268,144
Pangaea Logistics Solutions Ltd. ........ 316,240 1,859,491
Safe Bulkers, Inc. .................. 596,923 1,934,030
54,224,343
Media — 1.1%
Advantage Solutions, Inc., Class A
(a)(b)
..... 787,021 2,235,140
AMC Networks, Inc., Class A
(a)
.......... 277,351 3,267,195
Boston Omaha Corp., Class A
(a)(b)
........ 196,931 3,227,699
Cardlytics, Inc.
(a)(b)
.................. 303,560 5,008,740
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 3,349,978 5,292,965
Daily Journal Corp.
(a)(b)
............... 9,412 2,767,128
Emerald Holding, Inc.
(a)(b)
.............. 147,255 665,593
EW Scripps Co. (The), Class A, NVS
(a)
.... 285,945 1,566,979
Gannett Co., Inc.
(a)(b)
................. 1,277,904 3,130,865
Gray Television, Inc. ................. 696,449 4,819,427
iHeartMedia, Inc., Class A
(a)(b)
........... 918,449 2,902,299
John Wiley & Sons, Inc., Class A ........ 384,527 14,292,869
Magnite, Inc.
(a)(b)
.................... 690,851 5,209,016
PubMatic, Inc., Class A
(a)(b)
............. 315,913 3,822,547
Scholastic Corp., NVS ............... 245,287 9,355,246
Sinclair, Inc., Class A
(b)
............... 251,698 2,824,052
Stagwell, Inc., Class A
(a)(b)
............. 715,454 3,355,479

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
48
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Media (continued)
TEGNA, Inc. ...................... 1,814,218 $ 26,433,156
Thryv Holdings, Inc.
(a)(b)
............... 274,472 5,151,839
Urban One, Inc., Class A
(a)(b)
........... 86,643 434,948
Urban One, Inc., Class D, NVS
(a)(b)
....... 83,548 420,246
WideOpenWest, Inc.
(a)(b)
.............. 462,847 3,540,780
109,724,208
Metals & Mining — 2.5%
5E Advanced Materials, Inc.
(a)(b)
......... 85,413 193,033
Alpha Metallurgical Resources, Inc. ...... 104,433 27,124,383
Arch Resources, Inc., Class A .......... 164,138 28,011,791
Caledonia Mining Corp. plc
(b)
........... 141,754 1,397,695
Carpenter Technology Corp. ........... 431,216 28,982,027
Coeur Mining, Inc.
(a)(b)
................ 2,968,792 6,590,718
Commercial Metals Co. ............... 1,050,741 51,917,113
Constellium SE, Class A
(a)
............. 436,385 7,942,207
Contango ORE, Inc.
(a)(b)
............... 13,195 239,357
Dakota Gold Corp.
(a)(b)
................ 139,814 360,720
Haynes International, Inc. ............. 111,220 5,173,955
Hecla Mining Co.
(b)
.................. 4,325,664 16,913,346
i-80 Gold Corp.
(a)(b)
.................. 1,638,112 2,506,311
Kaiser Aluminum Corp. ............... 7,866 591,995
Olympic Steel, Inc. .................. 89,632 5,038,215
Piedmont Lithium, Inc.
(a)(b)
............. 106,057 4,210,463
PolyMet Mining Corp.
(a)(b)
.............. 308,793 642,290
Ramaco Resources, Inc., Class A
(b)
....... 199,660 2,194,263
Ramaco Resources, Inc., Class B
(b)
...... 40,115 478,572
Ryerson Holding Corp. ............... 202,766 5,898,463
Schnitzer Steel Industries, Inc., Class A .... 229,642 6,395,530
SunCoke Energy, Inc. ................ 748,926 7,601,599
TimkenSteel Corp.
(a)
................. 388,441 8,436,939
Tredegar Corp. .................... 249,198 1,348,161
Warrior Met Coal, Inc. ................ 463,427 23,671,851
Worthington Industries, Inc. ............ 275,779 17,048,658
260,909,655
Mortgage Real Estate Investment Trusts (REITs) — 2.4%
AFC Gamma, Inc. .................. 142,437 1,672,210
Angel Oak Mortgage REIT, Inc.
(b)
........ 104,051 887,555
Apollo Commercial Real Estate Finance, Inc. 1,271,444 12,879,728
Arbor Realty Trust, Inc.
(b)
.............. 1,636,892 24,848,021
Ares Commercial Real Estate Corp. ...... 478,277 4,553,197
ARMOUR Residential REIT, Inc. ......... 2,044,813 8,690,455
Blackstone Mortgage Trust, Inc., Class A ... 1,542,006 33,538,630
BrightSpire Capital, Inc., Class A ........ 1,172,923 7,342,498
Chicago Atlantic Real Estate Finance, Inc. .. 147,002 2,163,869
Chimera Investment Corp. ............. 2,077,275 11,341,921
Claros Mortgage Trust, Inc. ............ 821,235 9,099,284
Dynex Capital, Inc. .................. 477,583 5,702,341
Ellington Financial, Inc. ............... 572,573 7,139,985
Franklin BSP Realty Trust, Inc. .......... 743,358 9,842,060
Granite Point Mortgage Trust, Inc. ....... 471,435 2,300,603
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)
................... 855,959 18,146,331
Invesco Mortgage Capital, Inc. .......... 370,465 3,708,355
KKR Real Estate Finance Trust, Inc. ...... 532,989 6,326,579
Ladder Capital Corp., Class A .......... 1,015,670 10,420,774
MFA Financial, Inc. .................. 907,934 8,725,246
New York Mortgage Trust, Inc.
(b)
......... 813,704 6,908,347
NexPoint Real Estate Finance, Inc. ....... 80,774 1,321,463
Orchid Island Capital, Inc. ............. 395,052 3,361,893
PennyMac Mortgage Investment Trust ..... 798,567 9,902,231
Ready Capital Corp. ................. 1,438,535 14,543,589
Redwood Trust, Inc. ................. 1,025,457 7,311,508
TPG RE Finance Trust, Inc. ............ 619,056 4,166,247
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
Two Harbors Investment Corp. .......... 879,292 $ 11,641,826
248,486,746
Multi-Utilities — 0.8%
Avista Corp. ...................... 679,581 21,998,037
Black Hills Corp. ................... 599,169 30,311,960
Northwestern Energy Group, Inc. ........ 539,885 25,946,873
Unitil Corp. ....................... 100,974 4,312,599
82,569,469
Office REITs — 1.4%
Brandywine Realty Trust .............. 1,520,375 6,902,502
City Office REIT, Inc. ................ 345,887 1,470,020
COPT Defense Properties ............. 1,014,919 24,185,520
Douglas Emmett, Inc. ................ 1,162,648 14,835,388
Easterly Government Properties, Inc. ..... 845,809 9,667,597
Equity Commonwealth ............... 940,526 17,277,463
Hudson Pacific Properties, Inc. .......... 1,247,984 8,299,094
JBG SMITH Properties ............... 991,973 14,343,929
Office Properties Income Trust .......... 429,109 1,759,347
Orion Office REIT, Inc. ............... 522,242 2,720,881
Paramount Group, Inc. ............... 1,680,009 7,761,641
Peakstone Realty Trust, Class E, NVS
(b)
... 322,773 5,370,943
Piedmont Office Realty Trust, Inc., Class A .. 1,126,710 6,332,110
Postal Realty Trust, Inc., Class A ........ 167,718 2,264,193
SL Green Realty Corp.
(b)
.............. 546,332 20,378,184
143,568,812
Oil, Gas & Consumable Fuels — 8.3%
Amplify Energy Corp.
(a)(b)
.............. 320,736 2,357,410
Ardmore Shipping Corp. .............. 367,743 4,784,336
Berry Corp. ....................... 686,050 5,625,610
California Resources Corp. ............ 644,415 36,093,684
Callon Petroleum Co.
(a)(b)
.............. 552,371 21,608,754
Centrus Energy Corp., Class A
(a)(b)
....... 110,103 6,249,446
Chord Energy Corp. ................. 374,906 60,761,015
Civitas Resources, Inc. ............... 620,286 50,162,529
Clean Energy Fuels Corp.
(a)(b)
........... 1,521,974 5,829,160
CNX Resources Corp.
(a)(b)
............. 1,429,162 32,270,478
Comstock Resources, Inc. ............. 826,201 9,112,997
CONSOL Energy, Inc. ................ 300,033 31,476,462
Crescent Energy, Inc., Class A .......... 213,951 2,704,341
CVR Energy, Inc. ................... 22,117 752,642
Delek US Holdings, Inc. .............. 588,241 16,711,927
DHT Holdings, Inc. .................. 1,228,364 12,652,149
Dorian LPG Ltd. .................... 116,224 3,339,116
Earthstone Energy, Inc., Class A
(a)(b)
...... 510,025 10,322,906
Encore Energy Corp.
(a)(b)
.............. 1,278,490 4,167,877
Energy Fuels, Inc.
(a)(b)
................ 198,288 1,629,927
Equitrans Midstream Corp. ............ 2,781,136 26,059,244
Excelerate Energy, Inc., Class A ......... 34,931 595,224
FLEX LNG Ltd. .................... 83,037 2,504,396
Gevo, Inc.
(a)(b)
..................... 2,151,930 2,560,797
Golar LNG Ltd. .................... 849,455 20,607,778
Granite Ridge Resources, Inc. .......... 231,733 1,413,571
Green Plains, Inc.
(a)(b)
................ 429,801 12,937,010
Gulfport Energy Corp.
(a)(b)
............. 98,242 11,657,396
Hallador Energy Co.
(a)(b)
............... 205,858 2,968,472
HighPeak Energy, Inc.
(b)
.............. 17,478 295,029
International Seaways, Inc. ............ 363,711 16,366,995
Kinetik Holdings, Inc., Class A .......... 137,297 4,633,774
Magnolia Oil & Gas Corp., Class A ....... 107,334 2,459,022
Matador Resources Co. .............. 837,112 49,791,422
Murphy Oil Corp. ................... 1,331,906 60,401,937
NACCO Industries, Inc., Class A ......... 37,364 1,310,356
Nordic American Tankers Ltd. .......... 1,835,137 7,560,764

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
49
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Northern Oil & Gas, Inc. .............. 89,487 $ 3,600,062
Overseas Shipholding Group, Inc., Class A
(a)
551,030 2,419,022
Par Pacific Holdings, Inc.
(a)
............ 306,408 11,012,304
PBF Energy, Inc., Class A ............. 1,019,822 54,591,072
Peabody Energy Corp. ............... 1,116,583 29,019,992
Permian Resources Corp., Class A ....... 2,087,276 29,138,373
PrimeEnergy Resources Corp.
(a)(b)
........ 6,189 717,862
REX American Resources Corp.
(a)
....... 103,238 4,203,851
Ring Energy, Inc.
(a)(b)
................. 1,101,737 2,148,387
SandRidge Energy, Inc. .............. 219,574 3,438,529
Scorpio Tankers, Inc. ................ 443,040 23,977,325
SFL Corp. Ltd. ..................... 1,029,376 11,477,542
SilverBow Resources, Inc.
(a)(b)
.......... 142,911 5,111,926
Sitio Royalties Corp., Class A ........... 403,396 9,766,217
SM Energy Co. .................... 1,075,141 42,629,341
Talos Energy, Inc.
(a)(b)
................ 992,903 16,323,325
Teekay Corp.
(a)(b)
................... 592,748 3,657,255
Teekay Tankers Ltd., Class A ........... 213,891 8,904,282
Tellurian, Inc.
(a)(b)
................... 4,513,425 5,235,573
Uranium Energy Corp.
(a)(b)
............. 3,289,018 16,938,443
VAALCO Energy, Inc. ................ 866,576 3,804,269
Verde Clean Fuels, Inc., Class A
(a)(b)
...... 42,407 159,874
Vital Energy, Inc.
(a)(b)
................. 152,684 8,461,747
Vitesse Energy, Inc. ................. 224,602 5,141,140
World Kinect Corp. .................. 552,785 12,398,968
857,012,634
Paper & Forest Products — 0.1%
(a)
Clearwater Paper Corp. .............. 151,506 5,492,093
Glatfelter Corp. .................... 411,777 823,554
6,315,647
Passenger Airlines — 0.7%
Allegiant Travel Co. ................. 127,853 9,826,782
Blade Air Mobility, Inc., Class A
(a)
........ 542,821 1,405,906
Hawaiian Holdings, Inc.
(a)(b)
............ 457,107 2,893,487
JetBlue Airways Corp.
(a)(b)
............. 2,951,284 13,575,906
Joby Aviation, Inc., Class A
(a)(b)
.......... 1,673,613 10,794,804
SkyWest, Inc.
(a)
.................... 395,813 16,600,397
Spirit Airlines, Inc. .................. 985,733 16,264,595
Sun Country Airlines Holdings, Inc.
(a)(b)
..... 147,938 2,195,400
73,557,277
Personal Care Products — 0.7%
BellRing Brands, Inc.
(a)
............... 880,541 36,304,706
Edgewell Personal Care Co. ........... 458,719 16,954,254
Herbalife Ltd.
(a)(b)
................... 236,895 3,314,161
Nature's Sunshine Products, Inc.
(a)
....... 116,569 1,931,548
Nu Skin Enterprises, Inc., Class A ........ 453,792 9,624,928
Thorne HealthTech, Inc.
(a)(b)
............ 56,623 576,989
Waldencast plc, Class A
(a)(b)
............ 309,336 2,913,945
71,620,531
Pharmaceuticals — 0.8%
Amneal Pharmaceuticals, Inc., Class A
(a)(b)
.. 1,090,532 4,602,045
ANI Pharmaceuticals, Inc.
(a)
............ 30,205 1,753,702
Arvinas, Inc.
(a)(b)
.................... 24,422 479,648
Assertio Holdings, Inc.
(a)(b)
............. 792,498 2,028,795
Atea Pharmaceuticals, Inc.
(a)
........... 683,377 2,050,131
Biote Corp., Class A
(a)(b)
............... 72,168 369,500
Cara Therapeutics, Inc.
(a)
............. 423,292 711,131
Citius Pharmaceuticals, Inc.
(a)(b)
......... 937,613 641,702
Edgewise Therapeutics, Inc.
(a)(b)
......... 378,020 2,166,055
Enliven Therapeutics, Inc.
(a)(b)
........... 205,125 2,802,007
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 104,011 831,048
Ikena Oncology, Inc.
(a)
................ 218,839 947,573
Security
Shares
Shares Value
Pharmaceuticals (continued)
Innoviva, Inc.
(a)(b)
................... 483,486 $ 6,280,483
Ligand Pharmaceuticals, Inc.
(a)
.......... 127,374 7,632,250
Liquidia Corp.
(a)(b)
................... 117,330 743,872
Longboard Pharmaceuticals, Inc.
(a)
....... 79,704 443,154
NGM Biopharmaceuticals, Inc.
(a)(b)
........ 404,526 432,843
Nuvation Bio, Inc., Class A
(a)
........... 1,322,300 1,771,882
Omeros Corp.
(a)(b)
................... 309,399 903,445
Phathom Pharmaceuticals, Inc.
(a)(b)
....... 205,358 2,129,562
Phibro Animal Health Corp., Class A ...... 121,148 1,547,060
Prestige Consumer Healthcare, Inc.
(a)(b)
.... 447,054 25,567,018
Rain Oncology, Inc.
(a)
................ 146,715 126,439
Scilex Holding Co., (Acquired 01/06/23 , cost
$6,061,469)
(a)(b)(d)
................. 578,384 795,568
Taro Pharmaceutical Industries Ltd.
(a)(b)
.... 72,805 2,745,477
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 211,490 3,758,177
Terns Pharmaceuticals, Inc.
(a)
........... 126,723 637,417
Theravance Biopharma, Inc.
(a)(b)
......... 507,866 4,382,884
Theseus Pharmaceuticals, Inc.
(a)(b)
....... 177,297 476,929
Third Harmonic Bio, Inc.
(a)
............. 183,302 1,171,300
Trevi Therapeutics, Inc.
(a)(b)
............ 380,720 829,970
WaVe Life Sciences Ltd.
(a)
............. 535,886 3,081,344
Zevra Therapeutics, Inc.
(a)(b)
............ 298,139 1,437,030
86,277,441
Professional Services — 1.1%
Alight, Inc., Class A
(a)(b)
............... 3,578,162 25,369,169
ASGN, Inc.
(a)(b)
..................... 319,787 26,120,202
Asure Software, Inc.
(a)
................ 139,138 1,316,245
Barrett Business Services, Inc. .......... 5,839 526,911
BlackSky Technology, Inc., Class A
(a)(b)
..... 1,076,685 1,259,721
Conduent, Inc.
(a)(b)
.................. 1,554,161 5,408,480
First Advantage Corp. ................ 446,382 6,155,608
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 446,432 928,579
Heidrick & Struggles International, Inc. .... 178,076 4,455,461
HireRight Holdings Corp.
(a)(b)
........... 129,512 1,231,659
Kelly Services, Inc., Class A, NVS ....... 287,521 5,230,007
Korn Ferry ....................... 467,650 22,185,316
Mistras Group, Inc.
(a)(b)
............... 194,599 1,060,565
NV5 Global, Inc.
(a)
.................. 12,817 1,233,380
Planet Labs PBC, Class A
(a)(b)
........... 168,666 438,532
Resources Connection, Inc. ............ 294,706 4,394,066
Skillsoft Corp., Class A
(a)
.............. 842,502 746,794
Sterling Check Corp.
(a)(b)
.............. 263,372 3,323,755
TrueBlue, Inc.
(a)
.................... 271,608 3,984,489
Willdan Group, Inc.
(a)(b)
............... 109,281 2,232,611
117,601,550
Real Estate Management & Development — 0.9%
American Realty Investors, Inc.
(a)
........ 14,759 215,777
Anywhere Real Estate, Inc.
(a)(b)
.......... 876,430 5,635,445
Compass, Inc., Class A
(a)(b)
............ 401,721 1,164,991
Cushman & Wakefield plc
(a)
............ 1,102,657 8,402,246
DigitalBridge Group, Inc., Class A
(b)
....... 993,576 17,467,066
Douglas Elliman, Inc. ................ 727,781 1,644,785
Forestar Group, Inc.
(a)
................ 162,897 4,388,445
FRP Holdings, Inc.
(a)
................. 58,051 3,133,013
Kennedy-Wilson Holdings, Inc. .......... 1,075,684 15,855,582
Marcus & Millichap, Inc.
(b)
............. 135,048 3,962,308
Newmark Group, Inc., Class A .......... 1,250,005 8,037,532
Opendoor Technologies, Inc.
(a)(b)
......... 4,632,533 12,229,887
RE/MAX Holdings, Inc., Class A ......... 159,036 2,057,926
RMR Group, Inc. (The), Class A ......... 47,012 1,152,734
Stratus Properties, Inc.
(a)
.............. 53,280 1,459,872
Tejon Ranch Co.
(a)
.................. 184,870 2,998,591

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
50
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Real Estate Management & Development (continued)
Transcontinental Realty Investors, Inc.
(a)
... 14,822 $ 453,850
90,260,050
Residential REITs — 0.8%
Apartment Investment & Management Co.,
Class A
(a)
...................... 1,315,699 8,946,753
BRT Apartments Corp. ............... 113,773 1,964,860
Centerspace ...................... 137,597 8,291,595
Clipper Realty, Inc. .................. 31,161 161,414
Elme Communities .................. 791,087 10,790,427
Independence Realty Trust, Inc. ......... 2,021,998 28,449,512
NexPoint Residential Trust, Inc. ......... 144,578 4,652,520
UMH Properties, Inc. ................ 421,406 5,908,112
Veris Residential, Inc. ................ 713,126 11,766,579
80,931,772
Retail REITs — 2.1%
Acadia Realty Trust ................. 848,849 12,180,983
CBL & Associates Properties, Inc. ........ 63,378 1,329,670
Getty Realty Corp.
(b)
................. 407,413 11,297,562
InvenTrust Properties Corp. ............ 618,529 14,727,176
Kite Realty Group Trust ............... 1,950,917 41,788,642
Macerich Co. (The) ................. 1,941,631 21,183,194
NETSTREIT Corp. .................. 608,171 9,475,304
Phillips Edison & Co., Inc. ............. 879,696 29,505,004
Retail Opportunity Investments Corp. ..... 1,120,191 13,867,965
RPT Realty ....................... 780,798 8,245,227
Saul Centers, Inc. .................. 12,659 446,483
SITE Centers Corp. ................. 1,723,135 21,246,255
Tanger Factory Outlet Centers, Inc. ....... 491,127 11,099,470
Urban Edge Properties ............... 1,039,580 15,863,991
Whitestone REIT ................... 452,692 4,359,424
216,616,350
Semiconductors & Semiconductor Equipment — 1.8%
ACM Research, Inc., Class A
(a)(b)
......... 363,039 6,572,821
Alpha & Omega Semiconductor Ltd.
(a)
..... 210,504 6,281,439
Ambarella, Inc.
(a)
................... 132,421 7,022,286
Amkor Technology, Inc. ............... 919,637 20,783,796
Atomera, Inc.
(a)(b)
................... 51,128 320,061
CEVA, Inc.
(a)(b)
..................... 27,599 535,145
Cohu, Inc.
(a)
...................... 417,499 14,378,666
Diodes, Inc.
(a)(b)
.................... 87,381 6,889,118
Ichor Holdings Ltd.
(a)(b)
................ 258,486 8,002,727
indie Semiconductor, Inc., Class A
(a)(b)
..... 72,327 455,660
Kulicke & Soffa Industries, Inc. .......... 148,023 7,198,359
Maxeon Solar Technologies Ltd.
(a)(b)
....... 88,246 1,022,771
Navitas Semiconductor Corp.
(a)(b)
........ 827,475 5,750,951
NVE Corp. ....................... 3,495 287,079
Onto Innovation, Inc.
(a)(b)
.............. 62,816 8,010,296
Photronics, Inc.
(a)
................... 546,911 11,053,071
Semtech Corp.
(a)(b)
.................. 573,792 14,775,144
SMART Global Holdings, Inc.
(a)(b)
........ 340,821 8,298,991
Synaptics, Inc.
(a)
................... 324,390 29,013,442
Ultra Clean Holdings, Inc.
(a)
............ 396,361 11,760,031
Veeco Instruments, Inc.
(a)
............. 455,211 12,795,981
181,207,835
Software — 0.9%
ACI Worldwide, Inc.
(a)
................ 130,816 2,951,209
Adeia, Inc. ....................... 121,205 1,294,469
American Software, Inc., Class A ........ 64,907 743,834
Aurora Innovation, Inc., Class A
(a)(b)
....... 2,992,660 7,032,751
Bit Digital, Inc.
(a)(b)
................... 505,206 1,081,141
C3.ai, Inc., Class A
(a)(b)
............... 131,477 3,355,293
Cerence, Inc.
(a)(b)
................... 364,082 7,416,350
Security
Shares
Shares Value
Software (continued)
Cipher Mining, Inc.
(a)(b)
................ 379,693 $ 884,685
Cleanspark, Inc.
(a)(b)
................. 873,938 3,329,704
CommVault Systems, Inc.
(a)
............ 25,550 1,727,435
Consensus Cloud Solutions, Inc.
(a)(b)
...... 78,665 1,980,785
CS Disco, Inc.
(a)(b)
................... 213,588 1,418,224
Digital Turbine, Inc.
(a)
................ 627,546 3,796,653
E2open Parent Holdings, Inc., Class A
(a)(b)
.. 1,538,977 6,986,956
Ebix, Inc. ........................ 179,334 1,771,820
EverCommerce, Inc.
(a)(b)
.............. 58,959 591,359
LiveRamp Holdings, Inc.
(a)
............. 592,002 17,073,338
Matterport, Inc., Class A
(a)(b)
............ 2,269,886 4,925,653
MeridianLink, Inc.
(a)(b)
................ 79,063 1,348,815
Mitek Systems, Inc.
(a)(b)
............... 24,378 261,332
N-able, Inc.
(a)
...................... 72,341 933,199
NextNav, Inc.
(a)(b)
................... 29,902 153,696
Olo, Inc., Class A
(a)(b)
................. 402,862 2,441,344
ON24, Inc. ....................... 304,084 1,924,852
OneSpan, Inc.
(a)
.................... 28,326 304,504
PROS Holdings, Inc.
(a)(b)
.............. 115,174 3,987,324
Riot Platforms, Inc.
(a)(b)
............... 464,717 4,335,810
SolarWinds Corp.
(a)
................. 461,311 4,354,776
Terawulf, Inc.
(a)(b)
................... 1,214,675 1,530,490
Verint Systems, Inc.
(a)(b)
............... 39,327 904,128
Xperi, Inc.
(a)(b)
..................... 393,725 3,882,128
94,724,057
Specialized REITs — 0.8%
Farmland Partners, Inc. .............. 438,439 4,498,384
Four Corners Property Trust, Inc. ........ 702,882 15,596,951
Gladstone Land Corp. ............... 305,608 4,348,802
Outfront Media, Inc. ................. 717,567 7,247,427
PotlatchDeltic Corp. ................. 709,733 32,214,781
Safehold, Inc. ..................... 396,915 7,065,087
Uniti Group, Inc. ................... 2,134,322 10,074,000
81,045,432
Specialty Retail — 3.3%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 227,509 1,592,563
Aaron's Co., Inc. (The) ............... 278,221 2,912,974
Abercrombie & Fitch Co., Class A
(a)(b)
...... 210,281 11,853,540
American Eagle Outfitters, Inc. .......... 1,266,815 21,041,797
America's Car-Mart, Inc.
(a)(b)
............ 54,014 4,914,734
Asbury Automotive Group, Inc.
(a)(b)
........ 185,443 42,664,871
BARK, Inc.
(a)(b)
..................... 1,195,026 1,434,031
Big 5 Sporting Goods Corp.
(b)
........... 201,860 1,415,039
Build-A-Bear Workshop, Inc. ........... 24,624 724,192
Caleres, Inc. ...................... 310,802 8,938,666
Carvana Co., Class A
(a)(b)
.............. 480,423 20,168,158
Cato Corp. (The), Class A ............. 152,081 1,164,940
Chico's FAS, Inc.
(a)(b)
................. 1,081,510 8,089,695
Children's Place, Inc. (The)
(a)(b)
.......... 106,857 2,888,345
Designer Brands, Inc., Class A
(b)
......... 445,851 5,644,474
Destination XL Group, Inc.
(a)(b)
.......... 524,596 2,350,190
Duluth Holdings, Inc., Class B
(a)(b)
........ 114,646 689,022
EVgo, Inc., Class A
(a)(b)
............... 789,457 2,668,365
Foot Locker, Inc. ................... 737,996 12,804,231
Genesco, Inc.
(a)(b)
................... 109,454 3,373,372
Group 1 Automotive, Inc.
(b)
............. 124,833 33,543,875
GrowGeneration Corp.
(a)(b)
............. 527,334 1,539,815
Guess?, Inc.
(b)
..................... 230,895 4,996,568
Haverty Furniture Cos., Inc. ............ 131,588 3,787,103
Hibbett, Inc. ...................... 19,177 911,099
J Jill, Inc.
(a)(b)
...................... 39,431 1,167,158
Lands' End, Inc.
(a)(b)
................. 141,573 1,057,550
Lazydays Holdings, Inc.
(a)(b)
............ 111,444 846,974

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
51
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Leslie's, Inc.
(a)(b)
.................... 1,459,972 $ 8,263,441
MarineMax, Inc.
(a)(b)
................. 190,561 6,254,212
Monro, Inc.
(b)
...................... 281,529 7,818,060
National Vision Holdings, Inc.
(a)
......... 646,196 10,455,451
ODP Corp. (The)
(a)(b)
................. 296,498 13,683,383
OneWater Marine, Inc., Class A
(a)(b)
....... 104,127 2,667,734
Overstock.com, Inc.
(a)(b)
............... 403,838 6,388,717
PetMed Express, Inc. ................ 189,835 1,945,809
Rent the Runway, Inc., Class A
(a)(b)
....... 399,898 272,171
Sally Beauty Holdings, Inc.
(a)(b)
.......... 58,598 491,051
Shoe Carnival, Inc. .................. 164,128 3,943,996
Signet Jewelers Ltd.
(b)
................ 400,115 28,732,258
Sleep Number Corp.
(a)(b)
.............. 89,268 2,195,100
Sonic Automotive, Inc., Class A ......... 140,180 6,694,997
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 340,751 1,529,972
Stitch Fix, Inc., Class A
(a)(b)
............. 406,874 1,403,715
ThredUp, Inc., Class A
(a)(b)
............. 544,649 2,184,042
Tile Shop Holdings, Inc.
(a)
............. 252,389 1,385,616
Tilly's, Inc., Class A
(a)
................ 194,247 1,577,286
Upbound Group, Inc. ................ 29,470 867,891
Urban Outfitters, Inc.
(a)
............... 379,885 12,418,441
Winmark Corp. .................... 25,346 9,457,353
Zumiez, Inc.
(a)
..................... 147,468 2,624,930
338,438,967
Technology Hardware, Storage & Peripherals — 0.4%
Avid Technology, Inc.
(a)(b)
.............. 91,876 2,468,708
CompoSecure, Inc., Class A
(a)(b)
......... 15,035 96,976
Eastman Kodak Co.
(a)(b)
............... 515,900 2,171,939
Immersion Corp. ................... 279,512 1,847,574
Intevac, Inc.
(a)
..................... 225,488 701,268
IonQ, Inc.
(a)(b)
...................... 1,215,102 18,080,718
Turtle Beach Corp.
(a)(b)
................ 141,189 1,281,290
Xerox Holdings Corp. ................ 1,033,897 16,221,844
42,870,317
Textiles, Apparel & Luxury Goods — 0.3%
Allbirds, Inc., Class A
(a)(b)
.............. 818,916 908,997
Figs, Inc., Class A
(a)(b)
................ 146,225 862,727
Fossil Group, Inc.
(a)
................. 446,119 919,005
G-III Apparel Group Ltd.
(a)
............. 371,876 9,267,150
Hanesbrands, Inc. .................. 1,054,448 4,175,614
Movado Group, Inc. ................. 137,737 3,767,107
Oxford Industries, Inc. ............... 33,030 3,175,174
Rocky Brands, Inc. .................. 63,084 927,335
Vera Bradley, Inc.
(a)
................. 226,899 1,499,802
Wolverine World Wide, Inc. ............ 68,614 553,029
26,055,940
Tobacco — 0.2%
Universal Corp. .................... 216,595 10,225,450
Vector Group Ltd. .................. 1,068,917 11,373,277
21,598,727
Trading Companies & Distributors — 2.5%
Beacon Roofing Supply, Inc.
(a)(b)
......... 433,175 33,428,115
BlueLinx Holdings, Inc.
(a)(b)
............. 78,284 6,426,334
Boise Cascade Co. ................. 356,127 36,695,326
Distribution Solutions Group, Inc.
(a)(b)
...... 5,028 130,728
DXP Enterprises, Inc.
(a)
............... 126,441 4,417,849
EVI Industries, Inc.
(a)
................. 6,958 172,698
GATX Corp. ...................... 296,289 32,245,132
Global Industrial Co. ................. 24,746 828,991
GMS, Inc.
(a)
....................... 252,295 16,139,311
Hudson Technologies, Inc.
(a)
........... 331,044 4,402,885
MRC Global, Inc.
(a)(b)
................. 496,338 5,087,465
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
NOW, Inc.
(a)
...................... 961,935 $ 11,418,168
Rush Enterprises, Inc., Class A ......... 555,199 22,668,775
Rush Enterprises, Inc., Class B ......... 84,032 3,805,809
Textainer Group Holdings Ltd. .......... 376,565 14,027,046
Titan Machinery, Inc.
(a)
............... 181,633 4,827,805
Triton International Ltd.
(c)
.............. 420,843 34,620,620
Veritiv Corp. ...................... 117,750 19,887,975
Willis Lease Finance Corp.
(a)(b)
.......... 27,631 1,168,791
Xometry, Inc., Class A
(a)(b)
............. 270,208 4,588,132
256,987,955
Water Utilities — 0.4%
Artesian Resources Corp., Class A, NVS ... 18,855 791,721
California Water Service Group ......... 353,060 16,703,269
Consolidated Water Co. Ltd. ........... 96,905 2,755,978
SJW Group ....................... 285,929 17,187,192
37,438,160
Wireless Telecommunication Services — 0.3%
Gogo, Inc.
(a)
...................... 539,339 6,434,314
Shenandoah Telecommunications Co.
(b)
.... 435,389 8,973,367
Spok Holdings, Inc. ................. 163,728 2,336,399
Telephone & Data Systems, Inc. ......... 888,483 16,268,124
Tingo Group, Inc.
(a)(b)
................. 1,088,601 1,115,816
35,128,020
Total Common Stocks — 99.7%
(Cost: $12,047,805,032) ........................... 10,299,309,424
Rights
Biotechnology — 0.0%
Contra Aduro Biotech I, CVR
(a)(c)
......... 19,180 48,698
Pharmaceuticals — 0.0%
Contra Chinook Therape, CVR
(a)(c)
........ 381,225 163,927
Total Rights — 0.0%
(Cost: $148,678) ................................ 212,625
Warrants
Oil, Gas & Consumable Fuels — 0.0%
(a)
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/24, Strike Price USD 116.37) ..... 42,563 1,167,928
Chord Energy Corp. (Issued/Exercisable
09/01/20, 1 Share for 1 Warrant, Expires
09/01/25, Strike Price USD 133.70) .... 21,281 377,738
Total Warrants — 0.0%
(Cost: $5,241,813) .............................. 1,545,666
Total Long-Term Investments — 99.7%
(Cost: $12,053,195,523) ........................... 10,301,067,715

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
52
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 9.3%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 876,001,984 $ 876,352,384
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 88,901,938 88,901,938
Total Short-Term Securities — 9.3%
(Cost: $964,779,098) ............................. 965,254,322
Total Investments — 109.0%
(Cost: $13,017,974,621 ) ........................... 11,266,322,037
Liabilities in Excess of Other Assets — (9.0)% ............ (929,888,434)
Net Assets — 100.0% ..............................
$ 10,336,433,603
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $795,568, representing less than 0.05% of its net assets as of period end, and an original cost of $6,061,469.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,029,227,065 $ — $ (152,940,614)
(a)
$ 81,917 $ (15,984) $ 876,352,384 876,001,984 $ 8,007,194
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 35,812,559 53,089,379
(a)
— — — 88,901,938 88,901,938 600,824 —
$ 81,917 $ (15,984) $ 965,254,322 $ 8,608,018 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
Schedules of Investments
53
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 684 12/15/23 $ 61,512 $ (7,800)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 7,800 $ — $ — $ — $ 7,800
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (872,403) $ — $ — $ — $ (872,403)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (762,771) $ — $ — $ — $ (762,771)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 51,506,390

2023
ishares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2000 Value ETF
54
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,263,857,241 $ 795,568 $ 34,656,615 $ 10,299,309,424
Rights ................................................ — — 212,625 212,625
Warrants .............................................. 1,545,666 — — 1,545,666
Short-Term Securities
Money Market Funds ...................................... 965,254,322 — — 965,254,322
$ 11,230,657,229 $ 795,568 $ 34,869,240 $ 11,266,322,037
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (7,800) $ — $ — $ (7,800)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2023
55
Financial Statements
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................................... $ 51,072,600,899 $ 9,403,846,241 $ 10,301,067,715
Investments, at value — affiliated
(c)
............................................................ 6,332,259,269 1,492,402,739 965,254,322
Cash   ............................................................................... 4,046,128 2,206,977 34,017
Cash pledged:
Futures contracts ...................................................................... 14,721,000 1,378,000 4,492,000
Receivables: – – –
Securities lending income — affiliated ........................................................ 4,559,979 1,081,908 686,712
Capital shares sold ..................................................................... 18,125,486 — —
Dividends — unaffiliated ................................................................. 54,211,688 2,446,938 18,758,568
Dividends — affiliated ................................................................... 445,463 56,482 138,813
Total assets ...........................................................................
57,500,969,912 10,903,419,285 11,290,432,147
LIABILITIES
Collateral on securities loaned ............................................................... 5,928,380,911 1,457,896,843 875,937,240
Payables: – – –
Investments purchased .................................................................. 50,368,779 2,381,222 2,427,981
Capital shares redeemed ................................................................. 95,663,071 — 1,174,088
Income dividend distributions .............................................................. 236,105,329 18,992,159 71,970,871
Investment advisory fees ................................................................. 8,199,247 1,887,266 2,121,803
Variation margin on futures contracts ......................................................... 898,931 105,168 366,561
Total liabilities ..........................................................................
6,319,616,268 1,481,262,658 953,998,544
Commitments and contingent liabilities — — —
NET ASSETS ..........................................................................
$ 51,181,353,644 $ 9,422,156,627 $ 10,336,433,603
NET ASSETS CONSIST OF:
Paid-in capital .......................................................................... $ 90,290,481,243 $ 13,463,000,763 $ 13,966,356,612
Accumulated loss ....................................................................... (39,109,127,599) (4,040,844,136) (3,629,923,009)
NET ASSETS ..........................................................................
$ 51,181,353,644 $ 9,422,156,627 $ 10,336,433,603
NET ASSET VALUE
Shares outstanding ......................................................................
289,600,000 42,000,000 76,250,000
Net asset value .........................................................................
$ 176.73 $ 224.34 $ 135.56
Shares authorized .......................................................................
Unlimited Unlimited Unlimited
Par value .............................................................................
None None None
(a)
  Investments, at cost — unaffiliated .......................................................... $ 75,192,442,055 $ 10,386,050,036 $ 12,053,195,523
(b)
  Securities loaned, at value ................................................................ $ 5,708,398,896 $ 1,409,508,656 $ 836,469,970
(c)
  Investments, at cost — affiliated ............................................................ $ 6,328,515,174 $ 1,491,553,546 $ 964,779,098

Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
56
See notes to financial statements.
iShares Russell
2000 ETF
iShares Russell
2000 Growth
ETF
iShares Russell
2000 Value ETF
INVESTMENT INCOME – – –
Dividends — unaffiliated ................................................................. $ 425,077,372 $ 36,095,199 $ 120,121,498
Dividends — affiliated ................................................................... 2,771,269 496,767 600,824
Interest — unaffiliated ................................................................... 429,832 73,464 85,066
Securities lending income — affiliated — net ................................................... 42,617,776 9,120,576 8,007,194
Foreign taxes withheld .................................................................. (594,696) (87,112) (150,144)
Total investment income ...................................................................
470,301,553 45,698,894 128,664,438
EXPENSES
Investment advisory .................................................................... 50,291,731 11,602,918 13,320,041
Total expenses .........................................................................
50,291,731 11,602,918 13,320,041
Net investment income ....................................................................
420,009,822 34,095,976 115,344,397
REALIZED AND UNREALIZED GAIN (LOSS) $ (544,398,397) $ (118,856,048) $ (107,322,386)
Net realized gain (loss) from:
Investments — unaffiliated ............................................................. (2,428,073,732) (470,327,994) (472,913,519)
Investments — affiliated ............................................................... 48,840 60,350 81,917
Futures contracts .................................................................... 1,625,821 1,789,937 (872,403)
In-kind redemptions — unaffiliated
(a)
....................................................... 2,269,888,242 304,240,859 266,723,336
(156,510,829) (164,236,848) (206,980,669)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................................. (384,119,651) 46,206,708 100,437,036
Investments — affiliated ............................................................... 575,323 80,113 (15,984)
Futures contracts .................................................................... (4,343,242) (906,021) (762,771)
(387,887,570) 45,380,800 99,658,281
Net realized and unrealized loss ..............................................................
(544,398,399) (118,856,048) (107,322,388)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........................
$ (124,388,577) $ (84,760,072) $ 8,022,009
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
57
Financial Statements
See notes to financial statements.
iShares Russell 2000 ETF iShares Russell 2000 Growth ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 420,009,822 $ 785,729,779 $ 34,095,976 $ 76,608,260
Net realized loss ................................................ (156,510,829) (1,592,131,820) (164,236,848) (1,078,230,843)
Net change in unrealized appreciation (depreciation) ........................ (387,887,570) (6,402,013,183) 45,380,800 (65,525,691)
Net decrease in net assets resulting from operations ..........................
(124,388,577) (7,208,415,224) (84,760,072) (1,067,148,274)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(384,943,634) (820,928,177) (33,388,716)
(b)
(78,266,196)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
1,982,110,820 (4,215,356,230) 162,083,221 (307,182,293)
NET ASSETS
Total increase (decrease) in net assets ................................... 1,472,778,609 (12,244,699,631) 43,934,433 (1,452,596,763)
Beginning of period ................................................
49,708,575,035 61,953,274,666 9,378,222,194 10,830,818,957
End of period ....................................................
$ 51,181,353,644 $ 49,708,575,035 $ 9,422,156,627 $ 9,378,222,194
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders
58
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income .............................................................................. $ 115,344,397 $ 243,336,335
Net realized gain (loss) .............................................................................. (206,980,669) 482,054,675
Net change in unrealized appreciation (depreciation) .......................................................... 99,658,281 (2,530,831,492)
Net increase (decrease) in net assets resulting from operations .....................................................
8,022,009 (1,805,440,482)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ...................................................
(122,358,000)
(b)
(262,828,957)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ...................................................
(994,760,994) (1,144,200,441)
NET ASSETS
Total decrease in net assets ............................................................................ (1,109,096,985) (3,212,469,880)
Beginning of period ..................................................................................
11,445,530,588 14,658,000,468
End of period ......................................................................................
$ 10,336,433,603 $ 11,445,530,588
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(b)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.

Financial Highlights
(For a share outstanding throughout each period)
59
Financial Highlights
See notes to financial statements.
iShares Russell 2000 ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ...............
$ 178.62  $ 205.42  $ 220.43  $ 114.62  $ 153.10  $ 151.96
Net investment income
(a)
.......................
1.47  2.67  1.97  1.73  1.83  1.89
Net realized and unrealized gain (loss)
(b)
.............
(2.02) (26.65) (14.89) 106.10  (38.22) 1.18
Net increase (decrease) from investment operations ...... (0.55) (23.98) (12.92) 107.83  (36.39) 3.07
Distributions from net investment income
(c)
............. (1.34) (2.82) (2.09) (2.02) (2.09) (1.93)
Net asset value, end of period .................... $ 176.73  $ 178.62  $ 205.42  $ 220.43  $ 114.62  $ 153.10
Total Return
(d)
— — — — — —
Based on net asset value ........................ (0.31)%
(e)
(11.63)% (5.92)% 94.67% (24.04)% 2.01%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.19%
(g)
0.19% 0.19% 0.19% 0.19% 0.19%
Net investment income ..........................
1.60%
(g)
1.47% 0.90% 1.01% 1.19% 1.21%
Supplemental Data
Net assets, end of period (000) .................... $ 51,181,354  $ 49,708,575  $ 61,953,275  $ 69,303,587  $ 32,602,673  $ 43,174,723
Portfolio turnover rate
(h)
.......................... 12% 18% 23% 20% 18% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
60
See notes to financial statements.
iShares Russell 2000 Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 227.08  $ 256.05  $ 300.18  $ 158.74  $ 196.60  $ 190.63
Net investment income
(a)
........................
0.82  1.80  0.67  1.02  1.32  1.21
Net realized and unrealized gain (loss)
(b)
..............
(2.76) (28.92) (43.86) 141.60  (37.65) 6.04
Net increase (decrease) from investment operations ....... (1.94) (27.12) (43.19) 142.62  (36.33) 7.25
Distributions from net investment income
(c)
.............. (0.80)
(d)
(1.85) (0.94) (1.18) (1.53) (1.28)
Net asset value, end of period ..................... $ 224.34  $ 227.08  $ 256.05  $ 300.18  $ 158.74  $ 196.60
Total Return
(e)
— — — — — —
Based on net asset value ......................... (0.86)%
(f)
(10.55)% (14.42)% 90.06% (18.61)% 3.81%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.24%
(h)
0.24% 0.23% 0.24% 0.24% 0.24%
Net investment income ...........................
0.70%
(h)
0.80% 0.23% 0.42% 0.66% 0.61%
Supplemental Data
Net assets, end of period (000) ..................... $ 9,422,157  $ 9,378,222  $ 10,830,819  $ 12,082,282  $ 6,936,895  $ 9,171,566
Portfolio turnover rate
(i)
........................... 30% 35% 40% 35% 33% 35%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
61
Financial Highlights
See notes to financial statements.
iShares Russell 2000 Value ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 137.24  $ 161.43  $ 159.14  $ 82.34  $ 119.84  $ 122.00
Net investment income
(a)
........................
1.45  2.89  2.26  1.84  2.07  2.18
Net realized and unrealized gain (loss)
(b)
..............
(1.56) (23.96) 2.61  77.01  (37.17) (2.10)
Net increase (decrease) from investment operations ....... (0.11) (21.07) 4.87  78.85  (35.10) 0.08
Distributions from net investment income
(c)
.............. (1.57)
(d)
(3.12) (2.58) (2.05) (2.40) (2.24)
Net asset value, end of period ..................... $ 135.56  $ 137.24  $ 161.43  $ 159.14  $ 82.34  $ 119.84
Total Return
(e)
— — — — — —
Based on net asset value ......................... (0.09)%
(f)
(13.04)% 3.07% 96.79% (29.79)% 0.03%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.24%
(h)
0.24% 0.23% 0.24% 0.24% 0.24%
Net investment income ...........................
2.08%
(h)
1.99% 1.39% 1.57% 1.74% 1.73%
Supplemental Data
Net assets, end of period (000) ..................... $ 10,336,434  $ 11,445,531  $ 14,658,000  $ 16,319,316  $ 6,607,533  $ 9,107,939
Portfolio turnover rate
(i)
........................... 24% 32% 35% 28% 25% 26%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
A portion of the distributions from net investment income may be deemed a return of capital or net realized gain at fiscal year-end.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.

Notes to Financial Statements
(unaudited)
2023
iShares Semi-Annual Report To Shareholders
62
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
iShares ETF
Diversification
Classification
Russell 2000 ........................................................................................................ Diversified
Russell 2000 Growth .................................................................................................. Diversified
Russell 2000 Value ................................................................................................... Diversified

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
64
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000
Barclays Bank PLC ..................................... $ 236,785,377 $ (236,785,377) $ – $ –
Barclays Capital, Inc. ................................... 39,207,620 (39,207,620) – –
BMO Capital Markets Corp. ............................... 635,974 (635,974) – –
BNP Paribas SA ....................................... 551,528,890 (551,528,890) – –
BofA Securities, Inc. .................................... 418,330,967 (418,330,967) – –
Citadel Clearing LLC .................................... 24,223,962 (24,223,962) – –
Citigroup Global Markets, Inc. .............................. 198,111,909 (198,111,909) – –
Credit Suisse Securities (USA) LLC .......................... 3,185,611 (3,185,611) – –
Deutsche Bank Securities, Inc. ............................. 195,379 (195,379) – –
Goldman Sachs & Co. LLC ............................... 718,985,582 (718,985,582) – –
HSBC Bank PLC ...................................... 60,737,710 (60,737,710) – –
ING Financial Markets LLC ............................... 937,231 (937,231) – –
J.P. Morgan Securities LLC ............................... 1,077,747,105 (1,077,747,105) – –
Jefferies LLC ......................................... 53,069,054 (53,069,054) – –
Mizuho Securities USA LLC ............................... 2,078,661 (2,078,661) – –
Morgan Stanley ....................................... 1,189,770,776 (1,189,770,776) – –
National Financial Services LLC ............................ 170,928,278 (170,928,278) – –
Natixis SA ........................................... 69,599,668 (69,599,668) – –
Nomura Securities International, Inc. ......................... 5,427,581 (5,427,581) – –
Pershing LLC ......................................... 3,805,766 (3,805,766) – –
RBC Capital Markets LLC ................................ 135,420,025 (135,420,025) – –
Scotia Capital (USA), Inc. ................................ 166,190,252 (166,190,252) – –
SG Americas Securities LLC .............................. 9,103,388 (9,103,388) – –
State Street Bank & Trust Co. .............................. 38,410,355 (38,410,355) – –
Toronto-Dominion Bank .................................. 223,795,574 (223,795,574) – –
UBS AG ............................................ 115,565,368 (115,565,368) – –
UBS Securities LLC .................................... 11,315,134 (11,315,134) – –
Virtu Americas LLC ..................................... 14,037,887 (14,037,887) – –
Wells Fargo Bank N.A. .................................. 110,921,821 (110,921,821) – –
Wells Fargo Securities LLC ............................... 58,345,991 (58,345,991) – –
$ 5,708,398,896 $ (5,708,398,896) $ – $ –
Russell 2000 Growth
Barclays Bank PLC ..................................... $ 63,599,483 $ (63,599,483) $ – $ –
Barclays Capital, Inc. ................................... 4,982,786 (4,982,786) – –
BMO Capital Markets Corp. ............................... 154,876 (154,876) – –
BNP Paribas SA ....................................... 89,022,101 (89,022,101) – –
BofA Securities, Inc. .................................... 77,760,025 (77,760,025) – –
Citadel Clearing LLC .................................... 10,432,963 (10,432,963) – –
Citigroup Global Markets, Inc. .............................. 37,806,173 (37,806,173) – –
Credit Suisse Securities (USA) LLC .......................... 9,131,516 (9,131,516) – –
Goldman Sachs & Co. LLC ............................... 216,418,349 (216,418,349) – –
HSBC Bank PLC ...................................... 26,203,274 (26,203,274) – –
J.P. Morgan Securities LLC ............................... 251,737,039 (251,737,039) – –
Jefferies LLC ......................................... 8,972,360 (8,972,360) – –
Mizuho Securities USA LLC ............................... 62,590 (62,590) – –
Morgan Stanley ....................................... 278,190,460 (278,190,460) – –
National Financial Services LLC ............................ 50,645,176 (50,645,176) – –
Natixis SA ........................................... 23,224,059 (23,224,059) – –
Nomura Securities International, Inc. ......................... 218,168 (218,168) – –
RBC Capital Markets LLC ................................ 33,126,645 (33,126,645) – –
Scotia Capital (USA), Inc. ................................ 49,754,958 (49,754,958) – –
SG Americas Securities LLC .............................. 1,399,489 (1,399,489) – –
State Street Bank & Trust Co. .............................. 29,143,811 (29,143,811) – –
Toronto-Dominion Bank .................................. 58,825,818 (58,825,818) – –

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell 2000 Growth (continued)
UBS AG ............................................ 28,611,879 (28,611,879) – –
UBS Securities LLC .................................... 7,045,398 (7,045,398) – –
Virtu Americas LLC ..................................... 1,920,993 (1,920,993) – –
Wells Fargo Bank N.A. .................................. 28,431,635 (28,431,635) – –
Wells Fargo Securities LLC ............................... 22,686,632 (22,686,632) – –
$ 1,409,508,656 $ (1,409,508,656) $ – $ –
Russell 2000 Value
Barclays Bank PLC ..................................... $ 41,865,150 $ (41,865,150) $ – $ –
Barclays Capital, Inc. ................................... 3,257,115 (3,257,115) – –
BNP Paribas SA ....................................... 54,371,219 (54,371,219) – –
BofA Securities, Inc. .................................... 74,315,805 (74,315,805) – –
Citadel Clearing LLC .................................... 3,390,483 (3,390,483) – –
Citigroup Global Markets, Inc. .............................. 28,757,180 (28,757,180) – –
Goldman Sachs & Co. LLC ............................... 136,955,849 (136,955,849) – –
HSBC Bank PLC ...................................... 5,215,120 (5,215,120) – –
J.P. Morgan Securities LLC ............................... 150,400,975 (150,400,975) – –
Jefferies LLC ......................................... 9,744,101 (9,744,101) – –
Mizuho Securities USA LLC ............................... 158,837 (158,837) – –
Morgan Stanley ....................................... 148,545,722 (148,545,722) – –
National Financial Services LLC ............................ 24,133,947 (24,133,947) – –
Natixis SA ........................................... 6,756,318 (6,756,318) – –
Nomura Securities International, Inc. ......................... 60,735 (60,735) – –
Pershing LLC ......................................... 1,867,758 (1,867,758) – –
RBC Capital Markets LLC ................................ 20,986,657 (20,986,657) – –
Scotia Capital (USA), Inc. ................................ 43,018,850 (43,018,850) – –
SG Americas Securities LLC .............................. 838,886 (838,886) – –
State Street Bank & Trust Co. .............................. 5,485,947 (5,485,947) – –
Toronto-Dominion Bank .................................. 40,302,970 (40,302,970) – –
UBS AG ............................................ 13,902,772 (13,902,772) – –
UBS Securities LLC .................................... 1,232,291 (1,232,291) – –
Virtu Americas LLC ..................................... 1,756,227 (1,756,227) – –
Wells Fargo Bank N.A. .................................. 10,539,521 (10,539,521) – –
Wells Fargo Securities LLC ............................... 8,609,535 (8,609,535) – –
$ 836,469,970 $ (836,469,970) $ – $ –
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
66
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to each of the iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other
iShares funds, as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2000%
Over $46 billion, up to and including $81 billion .............................................................................. 0.1900
Over $81 billion, up to and including $111 billion ............................................................................. 0.1805
Over $111 billion, up to and including $141 billion ............................................................................ 0.1715
Over $141 billion, up to and including $171 billion ............................................................................ 0.1630
Over $171 billion .................................................................................................. 0.1548
Aggregate Average Daily Net Assets Investment Advisory Fees
First $46 billion ................................................................................................... 0.2500%
Over $46 billion, up to and including $81 billion .............................................................................. 0.2375
Over $81 billion, up to and including $111 billion ............................................................................. 0.2257
Over $111 billion, up to and including $141 billion ............................................................................ 0.2144
Over $141 billion, up to and including $171 billion ............................................................................ 0.2037
Over $171 billion .................................................................................................. 0.1935
iShares ETF Amounts
Russell 2000 ............................................................................................................ $ 11,267,444
Russell 2000 Growth ...................................................................................................... 2,428,146
Russell 2000 Value ....................................................................................................... 2,069,415

Notes to Financial Statements
(unaudited) (continued)
67
Notes to Financial Statements
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
;
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Russell 2000 ......................................................................... $ 693,522,304 $ 1,473,119,062 $ (23,696,883)
Russell 2000 Growth ................................................................... 1,358,503,090 1,753,264,839 (464,074,068)
Russell 2000 Value .................................................................... 1,227,035,162 1,427,099,688 (27,269,285)
iShares ETF Purchases Sales
Russell 2000 ......................................................................................... $ 6,260,512,869 $ 6,115,131,397
Russell 2000 Growth ................................................................................... 2,907,390,088 2,896,962,484
Russell 2000 Value .................................................................................... 2,612,938,188 2,673,432,668
iShares ETF
In-kind
Purchases
In-kind
Sales
Russell 2000 ......................................................................................... $ 37,813,289,697 $ 35,916,995,308
Russell 2000 Growth ................................................................................... 1,426,240,408 1,266,018,997
Russell 2000 Value .................................................................................... 965,402,048 1,865,261,337
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
Capital Losses
Russell 2000 .......................................................................................... $ 14,270,567,827 $ 1,007,325
Russell 2000 Growth .................................................................................... 2,744,343,857 —
Russell 2000 Value ..................................................................................... 1,506,466,766 —
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Russell 2000 .................................................... $ 82,116,624,732 $ 770,688,218 $ (25,481,749,363) $ (24,711,061,145)
Russell 2000 Growth ............................................... 12,028,313,650 782,712,834 (1,915,132,987) (1,132,420,153)
Russell 2000 Value ................................................ 13,175,021,237 831,830,303 (2,740,537,303) (1,908,707,000)

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
68
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.

Notes to Financial Statements
(unaudited) (continued)
69
Notes to Financial Statements
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Russell 2000
Shares sold 219,400,000 $ 39,890,475,404 417,700,000 $ 75,423,168,543
Shares redeemed (208,100,000) (37,908,364,584) (441,000,000) (79,638,524,773)
11,300,000 $ 1,982,110,820 (23,300,000) $ (4,215,356,230)
Russell 2000 Growth
Shares sold 6,150,000 $ 1,446,441,234 15,500,000 $ 3,389,592,867
Shares redeemed (5,450,000) (1,284,358,013) (16,500,000) (3,696,775,160)
700,000 $ 162,083,221 (1,000,000) $ (307,182,293)
Russell 2000 Value
Shares sold 7,700,000 $ 1,066,371,250 16,250,000 $ 2,354,853,734
Shares redeemed (14,850,000) (2,061,132,244) (23,650,000) (3,499,054,175)
(7,150,000) $ (994,760,994) (7,400,000) $ (1,144,200,441)

Board Review and Approval of Investment Advisory Contract
2023
iShares Semi-Annual Report to Shareholders
70
iShares Russell 2000 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year
.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares

Board Review and Approval of Investment Advisory Contract
(continued)
71
Board Review and Approval of Investment Advisory Contract
funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the
Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
72
iShares Russell 2000 Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
73
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2000 Value ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
74
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
75
Board Review and Approval of Investment Advisory Contract
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2023
iShares Semi-Annual Report to Shareholders
76
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Russell 2000 ......................... $ 1.337551 $ — $ — $ 1.337551 100% —% —% 100%
Russell 2000 Growth
(a)
.................. 0.799363 — 0.004970 0.804333 99 — 1 100
Russell 2000 Value
(a)
................... 1.519301 — 0.049987 1.569288 97 — 3 100
(a)
The Fund estimates that it has distributed more than its net investment income and net realized capital gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in the Fund is returned to the shareholder. A return of capital does not necessarily reflect the Fund’s investment performance and should not be confused with “yield” or “income”. When distributions exceed total return performance, the difference will incrementally reduce the Fund’s net asset value per share.

General Information
77
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Semi-Annual Report to Shareholders
78
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-316-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2023
2023 Semi-Annual Report
(Unaudited)
iShares Trust
iShares Micro-Cap ETF | IWC | NYSE Arca
iShares Russell 2500 ETF | SMMD | Cboe BZX
iShares Russell Mid-Cap ETF | IWR | NYSE Arca
iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca

Dear Shareholder,
The combination of continued economic growth and moderating inflation provided a supportive backdrop for investors during the 12-month reporting period ended September 30, 2023. Significantly tighter monetary policy helped to rein in inflation while the economy proved more resilient than many investors anticipated.
A moderating labor market also helped ease inflationary pressure, although wages continued to grow and unemployment rates touched the lowest levels in decades. This robust labor market powered further growth in consumer spending, backstopping the economy. On October 7, 2023, Hamas launched a horrific attack on
Israel. The ensuing war will have a significant humanitarian impact and could lead to heightened economic and market volatility. We see geopolitics as a structural market risk going forward. See our geopolitical risk dashboard at blackrock.com for more details.
Equity returns were substantial, as the durability of consumer sentiment and spending mitigated investors’
concerns about the economy’s trajectory. The U.S. economy resumed growth in the third quarter of 2022 and continued to expand thereafter. All major classes of equities rose, although large-capitalization U.S. stocks posted significantly higher returns than small-capitalization U.S. stocks due primarily to the performance of large technology companies. International developed market equities also advanced strongly, and emerging market equities posted solid gains.
The 10-year U.S. Treasury yield rose during the reporting period, driving its price down, as investors reacted to elevated inflation and attempted to anticipate future interest rate changes. The corporate bond market benefited from improving economic sentiment, although high-yield corporate bond prices fared significantly better than investment-grade bonds as demand from yield-seeking investors remained strong.
The U.S. Federal Reserve (the “Fed”), attempting to manage persistent inflation, raised interest rates six times during the 12-month period. Furthermore, the Fed wound down its bond-buying programs and incrementally reduced its balance sheet by not replacing securities that reach maturity. However, the Fed declined to raise interest rates at two of its meetings late in the period.
Supply constraints appear to have become an embedded feature of the new macroeconomic environment, making it difficult for developed economies to increase production without sparking higher inflation. Geopolitical fragmentation and an aging population risk further exacerbating these constraints, keeping the labor market tight and wage growth high. Although the Fed has decelerated the pace of interest rate hikes and recently opted for two pauses, we believe that the new economic regime means that the Fed will need to maintain high rates for an extended period to keep inflation under control. Furthermore, ongoing structural changes may mean that the Fed will be hesitant to cut interest rates in the event of faltering economic activity lest inflation accelerate again. We believe investors should expect a period of higher volatility as markets adjust to the new economic reality and policymakers attempt to adapt.
While we favor an overweight position in developed market equities in the long term, we prefer an underweight stance in the near term. Expectations for corporate earnings remain elevated, which seems inconsistent with macroeconomic constraints. Nevertheless, we are overweight on Japanese stocks in the near term as shareholder-friendly policies generate increased investor interest. We also believe that stocks with an AI tilt should benefit from an investment cycle that is set to support revenues and margins. In credit, there are selective opportunities in the near term despite tightening credit and financial conditions. For fixed income investing with a six- to twelve-month horizon, we see the most attractive investments in short-term U.S. Treasuries,
U.S. inflation-linked bonds, euro area government bonds and gilts, U.S. mortgage-backed securities, and hard-
currency emerging market bonds.
Overall, our view is that investors need to think globally, position themselves to be prepared for a decarbonizing economy, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit
iShares.com
for further insight about investing in today’s markets.
Sincerely,
Rob Kapito
President, BlackRock, Inc.
The Markets in Review
Rob Kapito
President, BlackRock, Inc.
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You
cannot invest directly in an index.
Total Returns as of September 30, 2023
6-Month 12-Month
U.S. large cap equities
(S&P 500
®
Index)
5.18% 21.62%
U.S. small cap equities
(Russell 2000
®
Index)
(0.19) 8.93
International equities
(MSCI Europe, Australasia,
Far East Index)
(1.28) 25.65
Emerging market equities
(MSCI Emerging Markets
Index)
(2.05) 11.70
3-month Treasury bills
(ICE BofA 3-Month U.S.
Treasury Bill Index)
2.50 4.47
U.S. Treasury securities
(ICE BofA 10-Year U.S.
Treasury Index)
(6.98) (2.90)
U.S. investment grade
bonds (Bloomberg U.S.
Aggregate Bond Index)
(4.05) 0.64
Tax-exempt municipal bonds
(Bloomberg Municipal Bond
Index)
(4.05) 2.66
U.S. high yield bonds
(Bloomberg U.S. Corporate
High Yield 2% Issuer
Capped Index)
2.22 10.28
This Page is not Part of Your Fund Report
2

Page
3
The Markets in Review ................................................................................................... 2
Semi-Annual Report:

Financial Statements:

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
4
iShares
®
Micro-Cap ETF
Investment Objective
The  iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell
MicroCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index.
Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.28)% (1.60)% 0.02% 5.12% (1.60)% 0.12% 64.70%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.57) (1.93) (0.02) 5.10 (1.93) (0.10) 64.42
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (3.06) (1.35) 0.23 5.25 (1.35) 1.16 66.73
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 967.20 $ 2.95 $ 1,000.00 $ 1,022.00 $ 3.03 0.60%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Health Care .................................... 23.9%
Financials ...................................... 20.9
Industrials ...................................... 14.1
Information Technology ............................. 10.6
Consumer Discretionary ............................ 10.3
Energy ........................................ 6.7
Materials ...................................... 4.0
Real Estate ..................................... 3.8
Communication Services ............................ 3.1
Consumer Staples ................................ 1.7
Utilities ........................................ 0.9
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
ImmunoGen , Inc. .................................. 1.1%
Modine Manufacturing Co. ............................ 0.7
Sterling Infrastructure, Inc. ............................ 0.6
Crinetics Pharmaceuticals, Inc. ........................ 0.5
Uranium Energy Corp. .............................. 0.5
Helix Energy Solutions Group, Inc. ...................... 0.5
Diamond Offshore Drilling, Inc. ......................... 0.4
Ideaya Biosciences, Inc. ............................. 0.4
Cymabay Therapeutics, Inc. .......................... 0.4
Energy Fuels, Inc. ................................. 0.4
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
5
Fund Summary
iShares
®
Russell 2500 ETF
Investment Objective
The  iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500
TM
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
The inception date of the Fund was July 6, 2017. The first day of secondary market trading was July 7, 2017.
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years
Since
Inception 1 Year 5 Years
Since
Inception
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.24% 11.36% 4.57% 7.12% 11.36% 25.03% 53.58%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25 11.30 4.55 7.13 11.30 24.93 53.68
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.19 11.28 4.55 7.12 11.28 24.89 53.49
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,002.40 $ 0.35 $ 1,000.00 $ 1,024.65 $ 0.35 0.07%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Investment Funds ................................ 42.3%
Industrials ...................................... 12.4
Financials ...................................... 9.1
Consumer Discretionary ............................ 8.0
Information Technology ............................. 7.2
Health Care .................................... 5.7
Real Estate ..................................... 4.5
Materials ...................................... 3.6
Energy ........................................ 2.3
Consumer Staples ................................ 1.9
Communication Services ............................ 1.6
Utilities ........................................ 1.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
iShares Russell 2000 ETF ............................ 42.4%
FactSet Research Systems, Inc. ........................ 0.3
Hubbell, Inc. ..................................... 0.3
CBOE Global Markets, Inc. ........................... 0.3
PTC, Inc. ....................................... 0.3
Jabil, Inc. ....................................... 0.3
PulteGroup, Inc. .................................. 0.3
Everest Group Ltd. ................................. 0.3
Builders FirstSource , Inc. ............................ 0.3
Textron, Inc. ..................................... 0.3
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
2023
iShares Semi-Annual Report To Shareholders
6
iShares
®
Russell Mid-Cap ETF
Investment Objective
The  iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the
Russell MidCap
®
Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the
Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.22)% 13.30% 6.23% 8.82% 13.30% 35.31% 132.80%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.22) 13.22 6.23 8.81 13.22 35.29 132.74
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . (0.14) 13.45 6.38 8.98 13.45 36.25 136.41
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 997.80 $ 0.95 $ 1,000.00 $ 1,024.05 $ 0.96 0.19%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Industrials ...................................... 19.1%
Financials ...................................... 15.0
Information Technology ............................. 13.3
Health Care .................................... 11.0
Consumer Discretionary ............................ 10.2
Real Estate ..................................... 7.6
Materials ...................................... 5.9
Energy ........................................ 5.4
Utilities ........................................ 5.3
Consumer Staples ................................ 3.7
Communication Services ............................ 3.5
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Phillips 66 ....................................... 0.6%
Parker-Hannifin Corp. ............................... 0.5
Amphenol Corp., Class A ............................ 0.5
Arthur J Gallagher & Co. ............................. 0.5
Apollo Global Management, Inc. ........................ 0.5
Marvell Technology, Inc. ............................. 0.5
Aflac, Inc. ....................................... 0.5
Trane Technologies plc .............................. 0.5
Carrier Global Corp. ................................ 0.5
TransDigm Group, Inc. .............................. 0.5
(a)
Excludes money market funds.

Fund Summary
as of September 30, 2023
7
Fund Summary
iShares
®
Russell Mid-Cap Growth ETF
Investment Objective
The  iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell MidCap
®
Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.
Performance
Past performance is not an indication of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” for more information.
Expense Example
Portfolio Information
Average Annual Total Returns Cumulative Total Returns
6-Month Total
Returns 1 Year 5 Years 10 Years 1 Year 5 Years 10 Years
Fund NAV . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.58% 17.25% 6.75% 9.72% 17.25% 38.65% 152.91%
Fund Market . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.62 17.32 6.75 9.72 17.32 38.65 152.75
Index . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.68 17.47 6.97 9.94 17.47 40.06 158.07
Actual Hypothetical 5% Return
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Beginning
Account Value
(04/01/23)
Ending
Account Value
(09/30/23)
Expenses
Paid During
the Period
(a)
Annualized
Expense
Ratio
$ 1,000.00 $ 1,005.80 $ 1.15 $ 1,000.00 $ 1,023.85 $ 1.16 0.23%
(a)
Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period shown). Other fees, such as brokerage commissions and other fees to financial intermediaries, may be paid which are not reflected in the tables and examples above. See “Disclosure of Expenses” for more information.
SECTOR ALLOCATION
— %
Sector
Percent of
Total Investments
(a)
—
Information Technology ............................. 22.2%
Health Care .................................... 20.3
Industrials ...................................... 19.5
Consumer Discretionary ............................ 12.7
Financials ...................................... 10.5
Energy ........................................ 4.4
Communication Services ............................ 4.2
Consumer Staples ................................ 2.9
Real Estate ..................................... 1.6
Materials ...................................... 1.3
Utilities ........................................ 0.4
TEN LARGEST HOLDINGS
Security
Percent of
TotaI Investments
(a)
Apollo Global Management, Inc. ........................ 1.7%
Cheniere Energy, Inc. ............................... 1.4
Old Dominion Freight Line, Inc. ........................ 1.3
Paychex, Inc. .................................... 1.3
Cintas Corp. ..................................... 1.3
Copart , Inc. ...................................... 1.3
Dexcom , Inc. ..................................... 1.3
IDEXX Laboratories, Inc. ............................. 1.3
Ross Stores, Inc. .................................. 1.3
Crowdstrike Holdings, Inc., Class A ...................... 1.3
(a)
Excludes money market funds.

About Fund Performance
2023
iShares Semi-Annual Report To Shareholders
8
Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time and may continue to affect adversely the value and liquidity of each Fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at iShares.com . Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.
Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. Beginning August 10, 2020, the price used to calculate market return (“Market Price”) is the closing price. Prior to August 10, 2020, Market Price was determined using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the
NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.
An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.
Disclosure of Expenses
Shareholders of each Fund may incur the following charges: (1) transactional expenses, including brokerage commissions on purchases and sales of fund shares and (2)
ongoing expenses, including management fees and other fund expenses. The expense examples shown (which are based on a hypothetical investment of $1,000 invested at the beginning of the period and held through the end of the period) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other funds.
The expense examples provide information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any.
In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”
The expense examples also provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in the Funds and other funds, compare the 5%
hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as brokerage commissions and other fees paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing expenses only and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
9
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.0%
AerSale Corp.
(a)(b)
................... 57,063 $ 852,521
Archer Aviation, Inc., Class A
(a)(b)
......... 338,550 1,713,063
Astronics Corp.
(a)(b)
.................. 57,932 918,802
Byrna Technologies, Inc.
(a)(b)
............ 38,459 86,148
Cadre Holdings, Inc. ................. 43,299 1,153,918
CPI Aerostructures, Inc.
(b)
............. 23,269 77,719
Ducommun, Inc.
(b)
.................. 29,115 1,266,794
Innovative Solutions and Support, Inc.
(a)(b)
.. 24,624 187,142
National Presto Industries, Inc. .......... 11,484 832,131
Park Aerospace Corp. ................ 41,490 644,340
Redwire Corp.
(a)(b)
................... 18,224 52,667
Terran Orbital Corp.
(a)(b)
............... 190,296 158,402
VirTra, Inc.
(b)
...................... 23,350 130,293
8,073,940
Air Freight & Logistics — 0.1%
(b)
Air T, Inc.
(a)
....................... 2,412 53,908
Radiant Logistics, Inc. ............... 81,347 459,611
513,519
Automobile Components — 1.1%
(b)
Cooper-Standard Holdings, Inc.
(a)
........ 37,637 505,089
Holley, Inc. ....................... 117,652 587,083
Modine Manufacturing Co. ............. 114,398 5,233,709
Motorcar Parts of America, Inc.
(a)
........ 41,372 334,699
Solid Power, Inc., Class A
(a)
............ 345,514 697,938
Stoneridge, Inc.
(a)
................... 58,970 1,183,528
Strattec Security Corp.
(a)
.............. 8,540 197,274
Superior Industries International, Inc. ..... 48,800 148,352
Sypris Solutions, Inc.
(a)
............... 26,239 51,691
8,939,363
Automobiles — 0.0%
(a)(b)
Envirotech Vehicles, Inc. .............. 27,125 43,942
Volcon, Inc. ....................... 40,615 20,511
Workhorse Group, Inc. ............... 390,463 161,808
226,261
Banks — 14.2%
1895 Bancorp of Wisconsin, Inc.
(a)(b)
...... 12,851 92,270
ACNB Corp. ...................... 18,414 582,067
Affinity Bancshares, Inc.
(b)
............. 10,558 161,326
Amalgamated Financial Corp. .......... 39,175 674,593
Amerant Bancorp, Inc., Class A ......... 57,234 998,161
American National Bankshares, Inc. ...... 22,951 870,761
AmeriServ Financial, Inc. ............. 33,941 89,944
Ames National Corp.
(a)
............... 19,311 320,369
Arrow Financial Corp. ................ 32,937 560,588
Auburn National BanCorp, Inc. .......... 5,163 111,521
Bank First Corp.
(a)
.................. 20,739 1,600,014
Bank of Marin Bancorp ............... 35,020 640,166
Bank of the James Financial Group, Inc. ... 8,453 86,643
Bank7 Corp. ...................... 8,226 185,167
BankFinancial Corp. ................. 24,545 211,578
Bankwell Financial Group, Inc. .......... 13,080 317,452
Bar Harbor Bankshares .............. 33,188 784,232
BayCom Corp. .................... 26,088 501,150
Bayfirst Financial Corp. ............... 8,005 89,256
BCB Bancorp, Inc. .................. 33,486 373,034
Blue Foundry Bancorp
(b)
.............. 52,826 442,154
Blue Ridge Bankshares, Inc. ........... 39,421 178,183
Bogota Financial Corp.
(a)(b)
............. 10,266 75,763
Bridgewater Bancshares, Inc.
(a)(b)
........ 45,247 428,942
Broadway Financial Corp.
(b)
............ 85,342 83,627
Burke & Herbert Financial Services Corp. .. 14,345 666,540
Security
Shares
Shares Value
Banks (continued)
Business First Bancshares, Inc. ......... 53,528 $ 1,004,185
Byline Bancorp, Inc. ................. 54,964 1,083,340
C&F Financial Corp. ................. 7,227 387,367
California Bancorp
(b)
................. 17,284 347,408
Cambridge Bancorp ................. 16,870 1,050,832
Camden National Corp. .............. 31,895 900,077
Capital Bancorp, Inc. ................ 21,635 413,878
Capital City Bank Group, Inc. ........... 29,288 873,661
Capstar Financial Holdings, Inc. ......... 43,181 612,738
Carter Bankshares, Inc.
(a)(b)
............ 52,642 659,604
Catalyst Bancorp, Inc.
(a)(b)
............. 10,221 124,594
CB Financial Services, Inc. ............ 10,435 226,231
Central Pacific Financial Corp. .......... 55,563 926,791
Central Valley Community Bancorp ....... 22,443 316,671
CF Bankshares, Inc. ................. 9,836 166,425
CFSB Bancorp, Inc.
(b)
................ 5,468 38,713
Chemung Financial Corp. ............. 7,776 308,007
ChoiceOne Financial Services, Inc. ....... 15,712 308,584
Citizens & Northern Corp. ............. 33,422 586,556
Citizens Community Bancorp, Inc. ....... 22,435 215,376
Citizens Financial Services, Inc. ......... 8,473 406,026
Citizens Holding Co.
(a)
................ 10,561 109,940
Civista Bancshares, Inc. .............. 34,252 530,906
CNB Financial Corp. ................. 45,988 832,843
Coastal Financial Corp.
(b)
............. 23,994 1,029,583
Codorus Valley Bancorp, Inc. ........... 20,954 390,583
Colony Bankcorp, Inc. ............... 36,818 367,996
Community Trust Bancorp, Inc. ......... 34,515 1,182,484
Community West Bancshares .......... 16,408 213,140
ConnectOne Bancorp, Inc. ............ 82,718 1,474,862
CrossFirst Bankshares, Inc.
(a)(b)
......... 99,509 1,004,046
Cullman Bancorp, Inc. ............... 11,963 127,765
Dime Community Bancshares, Inc. ....... 77,976 1,556,401
Eagle Bancorp Montana, Inc. ........... 16,722 197,654
ECB Bancorp, Inc.
(a)(b)
................ 18,609 204,699
Enterprise Bancorp, Inc. .............. 21,229 581,250
Equity Bancshares, Inc., Class A
(a)
....... 32,426 780,494
Esquire Financial Holdings, Inc. ......... 15,218 695,310
ESSA Bancorp, Inc. ................. 19,617 294,451
Evans Bancorp, Inc. ................. 11,600 310,880
Farmers & Merchants Bancorp, Inc. ...... 28,472 499,114
Farmers National Banc Corp. ........... 80,744 933,401
Fidelity D&D Bancorp, Inc.
(a)
........... 10,294 467,348
Financial Institutions, Inc. ............. 33,889 570,352
Finward Bancorp ................... 8,397 176,253
Finwise Bancorp
(a)(b)
................. 22,570 195,005
First Bancorp, Inc. (The) .............. 21,738 510,843
First Bancshares, Inc. (The) ............ 68,202 1,839,408
First Bank ........................ 46,641 502,790
First Business Financial Services, Inc. ..... 17,434 523,194
First Capital, Inc. ................... 7,302 196,424
First Community Bankshares, Inc. ....... 39,343 1,158,651
First Community Corp. ............... 16,556 285,922
First Financial Corp. ................. 26,109 882,745
First Financial Northwest, Inc. .......... 15,743 200,251
First Foundation, Inc. ................ 114,197 694,318
First Guaranty Bancshares, Inc. ......... 14,023 154,253
First Internet Bancorp ................ 19,073 309,173
First Mid Bancshares, Inc. ............. 42,727 1,134,829
First National Corp. ................. 11,912 212,510
First Northwest Bancorp .............. 17,526 215,044
First of Long Island Corp. (The) ......... 47,648 548,428
First Savings Financial Group, Inc. ....... 12,683 189,611
First Seacoast Bancorp ............... 10,950 76,760
First United Corp. .................. 14,124 229,162

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
10
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Banks (continued)
First US Bancshares, Inc. ............. 11,812 $ 100,993
First Western Financial, Inc.
(a)(b)
......... 18,073 328,025
Five Star Bancorp .................. 28,567 573,054
Flushing Financial Corp. .............. 62,920 826,140
FNCB Bancorp, Inc. ................. 36,698 218,353
Franklin Financial Services Corp. ........ 9,421 268,498
FS Bancorp, Inc. ................... 14,651 432,205
FVCBankcorp, Inc.
(a)(b)
............... 35,775 458,278
German American Bancorp, Inc. ......... 62,347 1,688,980
Great Southern Bancorp, Inc. ........... 20,101 963,240
Greene County Bancorp, Inc. ........... 15,604 375,276
Guaranty Bancshares, Inc. ............ 18,510 531,052
Hanmi Financial Corp. ............... 67,431 1,094,405
Hanover Bancorp, Inc.
(a)
.............. 12,045 217,894
HarborOne Bancorp, Inc. ............. 93,606 891,129
Hawthorn Bancshares, Inc. ............ 14,017 227,776
HBT Financial, Inc. .................. 29,668 541,144
Heritage Commerce Corp. ............. 132,313 1,120,691
Hingham Institution for Savings (The) ..... 3,307 617,582
HMN Financial, Inc. ................. 8,262 158,052
Home Bancorp, Inc. ................. 15,824 504,311
Home Federal Bancorp, Inc. of Louisiana ... 5,114 77,477
HomeStreet, Inc. ................... 40,409 314,786
HomeTrust Bancshares, Inc. ........... 34,460 746,748
Horizon Bancorp, Inc. ................ 96,312 1,028,612
IF Bancorp, Inc. .................... 5,445 81,076
Independent Bank Corp. .............. 44,847 822,494
Investar Holding Corp. ............... 21,155 224,031
John Marshall Bancorp, Inc. ........... 27,744 495,230
Kentucky First Federal Bancorp ......... 6,836 35,137
Lake Shore Bancorp, Inc. ............. 3,830 39,296
Lakeland Bancorp, Inc. ............... 138,625 1,749,447
Landmark Bancorp, Inc. .............. 9,858 179,416
LCNB Corp. ...................... 23,704 338,256
LINKBANCORP, Inc. ................ 29,789 204,948
Luther Burbank Corp. ................ 22,786 191,402
Macatawa Bank Corp. ............... 58,799 526,839
Magyar Bancorp, Inc. ................ 12,798 127,596
MainStreet Bancshares, Inc. ........... 15,678 322,026
Mercantile Bank Corp. ............... 34,795 1,075,513
Meridian Corp. .................... 20,930 205,009
Metrocity Bankshares, Inc. ............ 40,602 799,047
Metropolitan Bank Holding Corp.
(b)
....... 23,374 848,009
Mid Penn Bancorp, Inc. ............... 31,803 640,194
Middlefield Banc Corp. ............... 17,553 446,022
Midland States Bancorp, Inc. ........... 47,513 975,917
MidWestOne Financial Group, Inc. ....... 31,829 647,084
MVB Financial Corp. ................ 25,359 572,606
National Bankshares, Inc. ............. 13,029 326,246
Nicolet Bankshares, Inc.
(a)
............. 28,724 2,004,361
Northeast Bank .................... 14,611 644,345
Northeast Community Bancorp, Inc. ...... 29,889 441,162
Northfield Bancorp, Inc. .............. 92,476 873,898
Northrim BanCorp, Inc. ............... 12,298 487,247
Norwood Financial Corp. .............. 16,510 425,298
NSTS Bancorp, Inc.
(a)(b)
............... 10,557 95,330
Oak Valley Bancorp
(a)
................ 14,885 373,316
Ohio Valley Banc Corp. ............... 9,662 236,236
Old Point Financial Corp. ............. 7,979 145,697
Old Second Bancorp, Inc. ............. 96,349 1,311,310
OP Bancorp ...................... 26,299 240,636
Orange County Bancorp, Inc. ........... 11,413 492,699
Origin Bancorp, Inc. ................. 65,185 1,881,891
Orrstown Financial Services, Inc. ........ 22,713 477,200
Parke Bancorp, Inc. ................. 23,266 379,003
Security
Shares
Shares Value
Banks (continued)
Partners Bancorp ................... 22,547 $ 174,739
Pathfinder Bancorp, Inc. .............. 7,331 102,927
Patriot National Bancorp, Inc.
(b)
......... 5,979 42,570
PB Bankshares, Inc.
(a)(b)
.............. 5,475 69,423
PCB Bancorp ..................... 24,319 375,729
Peapack-Gladstone Financial Corp. ...... 37,828 970,288
Penns Woods Bancorp, Inc.
(a)
.......... 15,121 318,751
Peoples Bancorp of North Carolina, Inc. ... 10,623 238,805
Peoples Bancorp, Inc. ............... 75,245 1,909,718
Peoples Financial Services Corp. ........ 15,504 621,710
Pioneer Bancorp, Inc.
(b)
............... 26,110 222,979
Plumas Bancorp ................... 12,250 418,215
Ponce Financial Group, Inc.
(a)(b)
......... 45,734 357,640
Preferred Bank .................... 23,499 1,462,813
Premier Financial Corp. .............. 78,887 1,345,812
Primis Financial Corp. ................ 44,812 365,218
Princeton Bancorp, Inc. ............... 11,221 325,297
Provident Bancorp, Inc.
(b)
............. 37,651 364,838
Provident Financial Holdings, Inc. ........ 12,877 168,560
QCR Holdings, Inc. ................. 36,833 1,787,137
RBB Bancorp ..................... 37,081 473,895
Red River Bancshares, Inc. ............ 10,775 495,219
Republic Bancorp, Inc., Class A ......... 19,233 847,214
Rhinebeck Bancorp, Inc.
(b)
............. 9,744 66,357
Richmond Mutual BanCorp, Inc. ......... 22,833 254,588
Riverview Bancorp, Inc. .............. 43,881 243,978
SB Financial Group, Inc. .............. 14,370 197,156
Shore Bancshares, Inc. ............... 66,556 700,169
Sierra Bancorp .................... 30,906 585,978
SmartFinancial, Inc. ................. 35,115 750,408
Sound Financial Bancorp, Inc. .......... 4,927 181,117
South Plains Financial, Inc. ............ 26,881 710,734
Southern First Bancshares, Inc.
(b)
........ 17,020 458,519
Southern Missouri Bancorp, Inc. ......... 18,991 734,762
Southern States Bancshares, Inc.
(a)
....... 16,810 379,738
Stellar Bancorp, Inc. ................. 108,636 2,316,120
Sterling Bancorp, Inc.
(a)(b)
.............. 48,482 283,135
Summit Financial Group, Inc. ........... 24,981 563,072
Summit State Bank ................. 11,907 196,108
TC Bancshares, Inc. ................. 9,696 133,805
Territorial Bancorp, Inc. ............... 16,956 154,130
Texas Community Bancshares, Inc. ...... 5,701 73,258
Third Coast Bancshares, Inc.
(b)
.......... 28,748 491,591
Timberland Bancorp, Inc. ............. 16,928 458,749
TrustCo Bank Corp. ................. 41,527 1,133,272
Union Bankshares, Inc. ............... 9,133 204,579
United Bancorp, Inc. ................. 10,969 126,692
United Security Bancshares ............ 31,029 230,856
Unity Bancorp, Inc. .................. 15,957 373,873
Univest Financial Corp. ............... 64,710 1,124,660
USCB Financial Holdings, Inc., Class A
(b)
... 23,626 248,309
Village Bank and Trust Financial Corp. .... 1,344 61,192
Virginia National Bankshares Corp.
(a)
...... 10,489 318,341
Washington Trust Bancorp, Inc. ......... 37,530 988,165
West Bancorp, Inc. .................. 35,817 584,175
Western New England Bancorp, Inc. ...... 44,943 291,680
William Penn Bancorp
(a)
.............. 25,068 312,849
112,752,424
Beverages — 0.2%
(b)
Splash Beverage Group, Inc.
(a)
.......... 76,902 45,372
Vintage Wine Estates, Inc.
(a)
........... 73,111 41,600
Vita Coco Co., Inc. (The)
(a)
............. 63,425 1,651,587
Willamette Valley Vineyards, Inc. ........ 10,281 60,350

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
11
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Beverages (continued)
Zevia PBC, Class A
(a)
................ 55,504 $ 123,219
1,922,128
Biotechnology — 13.9%
2seventy bio, Inc.
(a)(b)
................ 110,518 433,231
4D Molecular Therapeutics, Inc.
(a)(b)
....... 87,291 1,111,214
89bio, Inc.
(b)
...................... 137,736 2,126,644
Aadi Bioscience, Inc.
(b)
............... 36,160 175,014
Abeona Therapeutics, Inc.
(b)
............ 38,705 162,948
Absci Corp.
(a)(b)
.................... 133,830 176,656
Acrivon Therapeutics, Inc.
(b)
............ 19,398 185,445
Actinium Pharmaceuticals, Inc.
(a)(b)
....... 59,418 351,755
Acumen Pharmaceuticals, Inc.
(b)
......... 87,605 363,561
Acurx Pharmaceuticals, Inc.
(b)
.......... 16,876 24,133
Adicet Bio, Inc.
(a)(b)
.................. 67,838 92,938
ADMA Biologics, Inc.
(a)(b)
.............. 467,004 1,671,874
Aerovate Therapeutics, Inc.
(b)
........... 24,850 337,214
Agenus, Inc.
(b)
..................... 776,751 877,729
Aldeyra Therapeutics, Inc.
(a)(b)
........... 103,757 693,097
Alector, Inc.
(a)(b)
.................... 141,425 916,434
Aligos Therapeutics, Inc.
(b)
............. 64,799 48,405
Allakos, Inc.
(b)
..................... 146,573 332,721
Allovir, Inc.
(a)(b)
..................... 113,024 243,002
Alpine Immune Sciences, Inc.
(b)
......... 70,734 809,904
Altimmune, Inc.
(a)(b)
.................. 110,480 287,248
ALX Oncology Holdings, Inc.
(a)(b)
......... 48,453 232,574
AnaptysBio, Inc.
(b)
.................. 41,310 741,928
Anavex Life Sciences Corp.
(a)(b)
......... 157,790 1,033,525
Anika Therapeutics, Inc.
(b)
............. 32,560 606,593
Anixa Biosciences, Inc.
(a)(b)
............. 66,510 217,488
Annexon, Inc.
(b)
.................... 100,884 238,086
Annovis Bio, Inc.
(a)(b)
................. 14,299 135,698
Applied Therapeutics, Inc.
(a)(b)
........... 73,213 182,300
Aravive, Inc.
(a)(b)
.................... 71,464 9,433
Arbutus Biopharma Corp.
(a)(b)
........... 278,274 564,896
Arcturus Therapeutics Holdings, Inc.
(a)(b)
.... 51,662 1,319,964
Armata Pharmaceuticals, Inc.
(a)(b)
........ 21,025 63,075
ARS Pharmaceuticals, Inc.
(a)(b)
.......... 54,062 204,354
Assembly Biosciences, Inc.
(a)(b)
.......... 114,050 100,934
Astria Therapeutics, Inc.
(b)
............. 56,943 424,795
Atara Biotherapeutics, Inc.
(b)
........... 213,424 315,868
Atreca, Inc., Class A
(a)(b)
............... 64,402 16,809
aTyr Pharma, Inc.
(b)
................. 117,948 186,358
Aura Biosciences, Inc.
(b)
.............. 61,168 548,677
Avid Bioservices, Inc.
(a)(b)
.............. 138,232 1,304,910
Avidity Biosciences, Inc.
(a)(b)
............ 157,501 1,004,856
Avita Medical, Inc.
(b)
................. 56,015 818,379
Azitra, Inc.
(b)
...................... 4,209 6,314
Bellerophon Therapeutics, Inc.
(b)
......... 21,098 8,439
Beyondspring, Inc.
(a)(b)
................ 53,623 42,898
BioAtla, Inc.
(a)(b)
.................... 98,853 168,050
BioCardia, Inc.
(b)
................... 29,288 12,515
Biomea Fusion, Inc.
(a)(b)
............... 44,182 607,944
BioVie, Inc.
(a)(b)
..................... 7,644 26,066
Bioxcel Therapeutics, Inc.
(a)(b)
........... 45,258 114,503
Black Diamond Therapeutics, Inc.
(b)
...... 51,097 146,648
Bluebird Bio, Inc.
(a)(b)
................. 238,478 724,973
Bolt Biotherapeutics, Inc.
(a)(b)
........... 59,484 61,863
BrainStorm Cell Therapeutics, Inc.
(a)(b)
..... 83,472 16,703
C4 Therapeutics, Inc.
(b)
............... 102,098 189,902
Cabaletta Bio, Inc.
(a)(b)
................ 76,704 1,167,435
Candel Therapeutics, Inc.
(a)(b)
........... 44,493 41,378
Capricor Therapeutics, Inc.
(a)(b)
.......... 49,061 167,789
Cardiff Oncology, Inc.
(a)(b)
.............. 88,967 123,664
CareDx, Inc.
(b)
..................... 115,983 811,881
Security
Shares
Shares Value
Biotechnology (continued)
Caribou Biosciences, Inc.
(a)(b)
........... 166,286 $ 794,847
Carisma Therapeutics, Inc.
(a)
........... 59,482 251,609
Celcuity, Inc.
(a)(b)
.................... 39,046 356,880
CEL-SCI Corp.
(a)(b)
.................. 86,987 108,734
Century Therapeutics, Inc.
(b)
........... 52,152 104,304
Checkpoint Therapeutics, Inc.
(a)(b)
........ 28,959 49,230
Chimerix, Inc.
(b)
.................... 190,657 182,993
Cidara Therapeutics, Inc.
(a)(b)
........... 188,768 177,857
Clene, Inc.
(a)(b)
..................... 57,764 28,645
Cogent Biosciences, Inc.
(b)
............. 180,171 1,756,667
Coherus Biosciences, Inc.
(a)(b)
........... 222,250 831,215
Compass Therapeutics, Inc.
(a)(b)
......... 202,422 398,771
Corbus Pharmaceuticals Holdings, Inc.
(b)
... 8,684 58,530
Corvus Pharmaceuticals, Inc.
(a)(b)
........ 55,374 80,846
Coya Therapeutics, Inc.
(a)(b)
............ 19,319 74,765
Crinetics Pharmaceuticals, Inc.
(b)
........ 143,555 4,269,326
Cue Biopharma, Inc.
(a)(b)
.............. 77,135 177,410
Cullinan Oncology, Inc.
(b)
.............. 52,472 474,872
Cyteir Therapeutics, Inc.
(b)
............. 58,194 165,271
CytomX Therapeutics, Inc.
(a)(b)
.......... 148,611 191,708
Day One Biopharmaceuticals, Inc.
(a)(b)
..... 139,185 1,707,800
Deciphera Pharmaceuticals, Inc.
(b)
....... 116,083 1,476,576
DermTech, Inc.
(a)(b)
.................. 66,786 96,172
Design Therapeutics, Inc.
(a)(b)
........... 71,104 167,805
DiaMedica Therapeutics, Inc.
(b)
.......... 50,360 129,929
Disc Medicine, Inc.
(b)
................. 19,662 923,721
Dyadic International, Inc.
(a)(b)
........... 45,544 87,444
Dyne Therapeutics, Inc.
(a)(b)
............ 94,688 848,404
Eagle Pharmaceuticals, Inc.
(a)(b)
......... 23,046 363,435
Eiger BioPharmaceuticals, Inc.
(a)(b)
....... 95,859 29,237
Elevation Oncology, Inc.
(b)
............. 36,206 23,990
Eliem Therapeutics, Inc.
(a)(b)
............ 13,132 34,668
Elutia, Inc., Class A
(b)
................ 12,707 18,171
Emergent BioSolutions, Inc.
(b)
.......... 111,595 379,423
Entrada Therapeutics, Inc.
(a)(b)
.......... 47,155 745,049
Erasca, Inc.
(b)
..................... 179,895 354,393
Exagen, Inc.
(b)
..................... 21,737 53,256
Fennec Pharmaceuticals, Inc.
(b)
......... 40,494 304,110
Foghorn Therapeutics, Inc.
(a)(b)
.......... 45,425 227,125
G1 Therapeutics, Inc.
(a)(b)
.............. 108,951 156,889
Gain Therapeutics, Inc.
(b)
.............. 24,818 80,162
Galectin Therapeutics, Inc.
(a)(b)
.......... 64,454 123,752
Galecto, Inc.
(a)(b)
.................... 37,236 26,791
Galera Therapeutics, Inc.
(a)(b)
........... 91,748 16,065
Gamida Cell Ltd.
(a)(b)
................. 204,480 210,614
Genelux Corp.
(a)(b)
.................. 41,222 1,009,527
Generation Bio Co.
(b)
................ 100,895 382,392
GlycoMimetics, Inc.
(b)
................ 119,283 178,925
Gossamer Bio, Inc.
(a)(b)
............... 175,828 146,430
Graphite Bio, Inc.
(a)(b)
................ 62,489 154,973
Greenwich Lifesciences, Inc.
(a)(b)
......... 13,159 116,326
Gritstone bio, Inc.
(a)(b)
................ 196,050 337,206
HCW Biologics, Inc.
(a)(b)
............... 44,338 84,686
Heron Therapeutics, Inc.
(a)(b)
............ 229,795 236,689
HilleVax, Inc.
(b)
..................... 47,235 635,311
Hookipa Pharma, Inc.
(b)
............... 159,449 98,221
Humacyte, Inc.
(b)
................... 136,480 399,886
Icosavax, Inc.
(a)(b)
................... 61,415 475,966
Ideaya Biosciences, Inc.
(a)(b)
............ 120,622 3,254,382
IGM Biosciences, Inc.
(a)(b)
............. 26,661 222,619
Immix Biopharma, Inc.
(b)
.............. 16,840 57,593
ImmuCell Corp.
(b)
................... 14,307 73,824
Immuneering Corp., Class A
(a)(b)
......... 49,678 381,527
Immunic, Inc.
(a)(b)
................... 53,641 78,852
ImmunoGen, Inc.
(b)
.................. 532,507 8,450,886

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
12
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Immunome, Inc.
(a)(b)
................. 21,801 $ 182,038
Impel Pharmaceuticals, Inc.
(a)(b)
......... 17,882 7,689
IN8bio, Inc.
(a)(b)
..................... 24,419 25,396
Inhibrx, Inc.
(a)(b)
.................... 76,131 1,397,004
Inmune Bio, Inc.
(a)(b)
................. 26,305 179,926
Inozyme Pharma, Inc.
(b)
.............. 75,286 316,201
Intensity Therapeutics, Inc.
(a)(b)
.......... 9,500 38,760
Intercept Pharmaceuticals, Inc.
(b)
........ 90,317 1,674,477
Invivyd, Inc.
(a)(b)
.................... 104,369 177,427
iTeos Therapeutics, Inc.
(b)
............. 55,223 604,692
Janux Therapeutics, Inc.
(b)
............. 38,521 388,292
Jasper Therapeutics, Inc.
(a)(b)
........... 170,975 119,682
KalVista Pharmaceuticals, Inc.
(a)(b)
........ 54,875 528,446
Karyopharm Therapeutics, Inc.
(a)(b)
....... 251,086 336,455
Kezar Life Sciences, Inc.
(a)(b)
........... 159,156 189,396
Kineta, Inc. ....................... 12,896 43,975
Kiniksa Pharmaceuticals Ltd., Class A
(b)
.... 69,875 1,213,729
Kinnate Biopharma, Inc.
(b)
............. 66,339 92,875
Kodiak Sciences, Inc.
(a)(b)
.............. 72,535 130,563
Kronos Bio, Inc.
(a)(b)
................. 99,596 129,475
Lantern Pharma, Inc.
(a)(b)
.............. 14,726 50,216
Larimar Therapeutics, Inc.
(b)
............ 57,134 225,679
Lexicon Pharmaceuticals, Inc.
(a)(b)
........ 206,091 224,639
Lineage Cell Therapeutics, Inc.
(b)
........ 288,071 339,924
Longeveron, Inc., Class A
(a)(b)
........... 10,855 25,184
Lyell Immunopharma, Inc.
(a)(b)
........... 386,646 568,370
MacroGenics, Inc.
(a)(b)
................ 135,631 632,040
MAIA Biotechnology, Inc.
(a)(b)
........... 12,644 27,817
MannKind Corp.
(a)(b)
................. 570,563 2,356,425
MediciNova, Inc.
(b)
.................. 103,731 216,798
MEI Pharma, Inc.
(a)(b)
................ 14,882 104,323
MeiraGTx Holdings plc
(b)
.............. 72,694 356,928
Merrimack Pharmaceuticals, Inc.
(a)(b)
...... 23,404 288,571
Mersana Therapeutics, Inc.
(b)
........... 234,154 297,376
MiMedx Group, Inc.
(b)
................ 256,389 1,869,076
Mineralys Therapeutics, Inc.
(b)
.......... 31,137 296,113
MiNK Therapeutics, Inc.
(a)(b)
............ 11,267 13,182
Mirum Pharmaceuticals, Inc.
(a)(b)
......... 54,925 1,735,630
Monte Rosa Therapeutics, Inc.
(a)(b)
....... 68,001 325,725
Mustang Bio, Inc.
(a)(b)
................ 12,355 25,328
NextCure, Inc.
(b)
.................... 51,922 66,979
Nkarta, Inc.
(b)
...................... 67,073 93,231
Nurix Therapeutics, Inc.
(b)
............. 105,504 829,261
Nuvectis Pharma, Inc.
(b)
.............. 16,498 212,659
Ocean Biomedical, Inc.
(a)(b)
............. 19,309 75,305
Olema Pharmaceuticals, Inc.
(a)(b)
......... 59,217 731,330
Omega Therapeutics, Inc.
(a)(b)
........... 54,345 116,842
Organogenesis Holdings, Inc., Class A
(b)
... 155,628 494,897
Orgenesis, Inc.
(b)
................... 53,213 32,332
ORIC Pharmaceuticals, Inc.
(a)(b)
......... 86,999 526,344
Outlook Therapeutics, Inc.
(a)(b)
.......... 346,212 76,513
Ovid therapeutics, Inc.
(a)(b)
............. 133,018 510,789
Passage Bio, Inc.
(b)
................. 85,804 56,459
PDS Biotechnology Corp.
(a)(b)
........... 62,447 315,357
PepGen, Inc.
(b)
.................... 22,620 114,910
PharmaCyte Biotech, Inc.
(a)(b)
........... 36,127 75,867
PMV Pharmaceuticals, Inc.
(a)(b)
.......... 85,919 527,543
Point Biopharma Global, Inc.
(a)(b)
......... 201,544 1,344,298
Portage Biotech, Inc.
(a)(b)
.............. 22,357 46,950
Poseida Therapeutics, Inc.
(a)(b)
.......... 150,848 359,018
Praxis Precision Medicines, Inc.
(b)
........ 262,148 448,273
Precigen, Inc.
(a)(b)
................... 300,855 427,214
Prelude Therapeutics, Inc.
(a)(b)
.......... 31,094 96,080
Protalix BioTherapeutics, Inc.
(a)(b)
........ 147,103 244,191
Protara Therapeutics, Inc.
(a)(b)
........... 22,657 37,837
Security
Shares
Shares Value
Biotechnology (continued)
Puma Biotechnology, Inc.
(a)(b)
........... 78,201 $ 205,669
Pyxis Oncology, Inc.
(a)(b)
............... 68,322 135,961
Quince Therapeutics, Inc.
(a)(b)
........... 66,261 74,212
Rallybio Corp.
(a)(b)
................... 68,228 229,928
RAPT Therapeutics, Inc.
(b)
............. 65,354 1,086,183
Reneo Pharmaceuticals, Inc.
(b)
.......... 28,776 219,129
Renovaro Biosciences, Inc.
(a)(b)
.......... 59,316 265,143
RenovoRx, Inc.
(b)
................... 15,334 19,321
Replimune Group, Inc.
(a)(b)
............. 92,076 1,575,420
Rezolute, Inc.
(a)(b)
................... 64,231 84,785
Rhythm Pharmaceuticals, Inc.
(a)(b)
........ 114,135 2,616,545
Rigel Pharmaceuticals, Inc.
(b)
........... 381,471 411,989
Sagimet Biosciences, Inc., Class A
(b)
...... 11,834 104,139
Sangamo Therapeutics, Inc.
(b)
.......... 321,904 193,078
Savara, Inc.
(b)
..................... 201,017 759,844
Scholar Rock Holding Corp.
(a)(b)
......... 96,411 684,518
Selecta Biosciences, Inc.
(b)
............ 258,349 273,850
SELLAS Life Sciences Group, Inc.
(a)(b)
..... 62,604 102,671
Sensei Biotherapeutics, Inc.
(a)(b)
......... 32,543 24,410
Sera Prognostics, Inc., Class A
(a)(b)
....... 51,596 95,969
Seres Therapeutics, Inc.
(a)(b)
............ 216,207 514,573
Shattuck Labs, Inc.
(a)(b)
............... 75,837 115,272
Solid Biosciences, Inc.
(a)(b)
............. 20,785 52,378
Spero Therapeutics, Inc.
(a)(b)
............ 93,487 113,119
Spruce Biosciences, Inc.
(b)
............. 55,971 126,494
Stoke Therapeutics, Inc.
(a)(b)
............ 61,603 242,716
Summit Therapeutics, Inc.
(a)(b)
........... 258,257 482,941
Sutro Biopharma, Inc.
(b)
............... 134,089 465,289
Syros Pharmaceuticals, Inc.
(a)(b)
......... 43,142 170,411
Talaris Therapeutics, Inc.
(b)
............ 71,670 201,393
Tango Therapeutics, Inc.
(b)
............. 98,771 1,112,161
Tenaya Therapeutics, Inc.
(b)
............ 102,221 260,664
TScan Therapeutics, Inc.
(b)
............ 55,976 143,299
Turnstone Biologics Corp.
(b)
............ 13,877 54,675
Tyra Biosciences, Inc.
(a)(b)
............. 31,221 429,913
UNITY Biotechnology, Inc.
(a)(b)
.......... 29,745 71,388
UroGen Pharma Ltd.
(a)(b)
.............. 43,576 610,500
Vanda Pharmaceuticals, Inc.
(b)
.......... 125,596 542,575
Vaxxinity, Inc., Class A
(a)(b)
............. 91,779 125,737
Vera Therapeutics, Inc., Class A
(b)
........ 74,810 1,025,645
Verve Therapeutics, Inc.
(a)(b)
............ 112,387 1,490,252
Vigil Neuroscience, Inc.
(b)
............. 35,831 193,129
Viracta Therapeutics, Inc.
(b)
............ 66,099 68,743
Viridian Therapeutics, Inc.
(a)(b)
........... 93,499 1,434,275
Vor BioPharma, Inc.
(a)(b)
............... 83,469 176,954
Voyager Therapeutics, Inc.
(a)(b)
.......... 70,627 547,359
Werewolf Therapeutics, Inc.
(a)(b)
......... 46,977 100,531
X4 Pharmaceuticals, Inc.
(b)
............ 274,732 299,458
XBiotech, Inc.
(a)(b)
................... 53,423 220,103
Xilio Therapeutics, Inc.
(b)
.............. 41,196 86,924
XOMA Corp.
(a)(b)
.................... 16,337 230,188
Y-mAbs Therapeutics, Inc.
(b)
............ 82,028 447,053
Zura Bio Ltd., Class A
(a)(b)
............. 26,250 173,250
Zymeworks, Inc.
(b)
.................. 118,820 753,319
109,889,080
Broadline Retail — 0.2%
1stdibs.com, Inc.
(b)
.................. 55,880 203,403
Big Lots, Inc. ...................... 63,227 323,090
ContextLogic, Inc., Class A
(a)(b)
.......... 49,486 218,233
Groupon, Inc.
(a)(b)
................... 48,237 738,991
1,483,717

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
13
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Building Products — 0.5%
Alpha Pro Tech Ltd.
(b)
................ 24,674 $ 107,085
Caesarstone Ltd.
(b)
.................. 50,851 217,642
Insteel Industries, Inc. ................ 41,557 1,348,940
Molekule Group, Inc.
(b)
............... 40,348 5,851
Quanex Building Products Corp. ......... 73,617 2,073,791
3,753,309
Capital Markets — 0.9%
AlTi Global, Inc., Class A
(a)(b)
........... 46,613 324,427
Ashford, Inc.
(a)(b)
.................... 1,738 10,706
Avantax, Inc.
(b)
..................... 85,593 2,189,469
Bakkt Holdings, Inc., Class A
(a)(b)
......... 155,775 182,257
Cohen & Co., Inc.
(a)
................. 2,116 13,796
Diamond Hill Investment Group, Inc. ...... 6,314 1,064,351
Forge Global Holdings, Inc.
(a)(b)
.......... 244,055 495,432
Greenhill & Co., Inc. ................. 28,268 418,366
Hennessy Advisors, Inc. .............. 11,304 76,867
Heritage Global, Inc.
(b)
............... 74,409 232,156
MarketWise, Inc., Class A ............. 70,477 112,763
Marygold Cos., Inc. (The)
(a)(b)
........... 33,718 36,415
NexPoint Strategic Cash Accrual
(b)(c)
...... 69,963 8,396
Perella Weinberg Partners, Class A ....... 93,778 954,660
Sculptor Capital Management, Inc., Class A . 46,895 543,982
Siebert Financial Corp.
(a)(b)
............. 31,363 62,412
Silvercrest Asset Management Group, Inc.,
Class A ....................... 21,429 340,078
Value Line, Inc. .................... 1,944 84,992
Westwood Holdings Group, Inc. ......... 18,746 190,272
7,341,797
Chemicals — 1.5%
Advanced Emissions Solutions, Inc.
(b)
..... 51,485 91,643
AdvanSix, Inc. ..................... 58,876 1,829,866
Alto Ingredients, Inc.
(a)(b)
.............. 162,720 719,222
American Vanguard Corp. ............. 60,134 657,265
Aspen Aerogels, Inc.
(a)(b)
.............. 113,914 979,660
Core Molding Technologies, Inc.
(b)
........ 17,056 485,925
Danimer Scientific, Inc., Class A
(a)(b)
....... 195,243 404,153
Flexible Solutions International, Inc. ...... 16,696 45,413
FutureFuel Corp. ................... 57,524 412,447
Hawkins, Inc. ..................... 43,156 2,539,731
Intrepid Potash, Inc.
(a)(b)
............... 23,696 596,191
Koppers Holdings, Inc. ............... 44,830 1,773,027
Northern Technologies International Corp. .. 17,353 232,010
Origin Materials, Inc., Class A
(a)(b)
........ 259,941 332,725
Rayonier Advanced Materials, Inc.
(b)
...... 142,467 504,333
Valhi, Inc. ........................ 5,043 66,870
11,670,481
Commercial Services & Supplies — 2.6%
ACCO Brands Corp. ................. 205,857 1,181,619
Acme United Corp. .................. 4,916 146,939
Aqua Metals, Inc.
(a)(b)
................ 212,623 240,264
ARC Document Solutions, Inc. .......... 79,665 253,335
Aris Water Solutions, Inc., Class A ....... 66,582 664,488
BrightView Holdings, Inc.
(b)
............ 92,202 714,565
CECO Environmental Corp.
(a)(b)
......... 65,756 1,050,123
CompX International, Inc. ............. 3,492 64,916
Ennis, Inc. ....................... 56,535 1,199,673
Enviri Corp.
(b)
..................... 175,902 1,270,012
Fuel Tech, Inc.
(b)
................... 53,848 63,541
GEO Group, Inc. (The)
(b)
.............. 267,775 2,190,400
Heritage-Crystal Clean, Inc.
(b)
........... 39,308 1,782,618
Interface, Inc. ..................... 127,065 1,246,508
LanzaTech Global, Inc.
(a)(b)
............. 46,046 215,035
Liquidity Services, Inc.
(b)
.............. 51,374 905,210
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Montrose Environmental Group, Inc.
(a)(b)
.... 62,201 $ 1,820,001
NL Industries, Inc. .................. 18,628 88,483
Odyssey Marine Exploration, Inc.
(a)(b)
...... 40,209 150,382
Performant Financial Corp.
(a)(b)
.......... 150,049 339,111
Perma-Fix Environmental Services, Inc.
(a)(b)
. 27,882 291,367
Quad/Graphics, Inc., Class A
(b)
.......... 70,740 355,822
Quest Resource Holding Corp.
(b)
......... 37,809 279,787
SP Plus Corp.
(b)
.................... 43,424 1,567,606
Viad Corp.
(b)
...................... 45,385 1,189,087
Virco Mfg. Corp.
(b)
.................. 28,546 226,655
VSE Corp. ....................... 28,497 1,437,389
20,934,936
Communications Equipment — 1.0%
Applied Optoelectronics, Inc.
(a)(b)
......... 62,362 684,111
Aviat Networks, Inc.
(a)(b)
............... 24,621 768,175
BK Technologies Corp. ............... 6,099 75,774
CalAmp Corp.
(a)(b)
................... 79,523 32,255
Cambium Networks Corp.
(b)
............ 26,302 192,794
Casa Systems, Inc.
(b)
................ 70,101 59,411
Clearfield, Inc.
(a)(b)
................... 29,151 835,468
ClearOne, Inc. ..................... 29,073 22,084
Comtech Telecommunications Corp. ...... 60,714 531,247
Digi International, Inc.
(a)(b)
............. 78,121 2,109,267
DZS, Inc.
(a)(b)
...................... 48,901 102,692
EMCORE Corp.
(a)(b)
................. 118,487 56,341
Franklin Wireless Corp.
(b)
............. 19,510 62,042
Genasys, Inc.
(a)(b)
................... 81,723 164,263
KVH Industries, Inc.
(b)
................ 40,765 207,901
Lantronix, Inc.
(a)(b)
................... 60,245 268,090
NETGEAR, Inc.
(b)
................... 63,514 799,641
Network-1 Technologies, Inc. ........... 34,181 79,984
Ondas Holdings, Inc.
(a)(b)
.............. 95,372 58,129
Optical Cable Corp.
(b)
................ 13,193 39,447
PCTEL, Inc. ...................... 38,181 158,833
Ribbon Communications, Inc.
(b)
......... 196,533 526,708
7,834,657
Construction & Engineering — 1.7%
Argan, Inc. ....................... 28,102 1,279,203
Bowman Consulting Group Ltd.
(a)(b)
....... 23,320 653,660
Concrete Pumping Holdings, Inc.
(a)(b)
...... 57,802 495,941
Eneti, Inc. ........................ 55,004 554,440
Great Lakes Dredge & Dock Corp.
(b)
...... 146,157 1,164,871
IES Holdings, Inc.
(b)
................. 18,155 1,195,870
INNOVATE Corp.
(a)(b)
................. 119,967 194,347
Limbach Holdings, Inc.
(a)(b)
............. 20,529 651,385
Matrix Service Co.
(b)
................. 58,125 685,875
Northwest Pipe Co.
(b)
................ 21,910 661,025
Orion Group Holdings, Inc.
(a)(b)
.......... 63,886 342,429
Southland Holdings, Inc.
(a)(b)
............ 9,409 57,113
Sterling Infrastructure, Inc.
(a)(b)
.......... 66,571 4,891,637
Tutor Perini Corp.
(a)(b)
................ 93,656 733,326
13,561,122
Construction Materials — 0.1%
Smith-Midland Corp.
(b)
............... 9,860 186,847
United States Lime & Minerals, Inc.
(a)
..... 4,560 916,560
1,103,407
Consumer Finance — 0.6%
Atlanticus Holdings Corp.
(a)(b)
........... 10,348 313,648
Consumer Portfolio Services, Inc.
(a)(b)
...... 18,773 170,271
Curo Group Holdings Corp.
(b)
........... 48,768 51,206
LendingTree, Inc.
(b)
.................. 23,333 361,661
Medallion Financial Corp. ............. 43,203 303,285

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
14
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Consumer Finance (continued)
Moneylion, Inc.
(a)(b)
.................. 14,608 $ 316,117
NerdWallet, Inc., Class A
(b)
............. 76,307 678,369
Nicholas Financial, Inc.
(a)(b)
............. 9,883 47,834
Oportun Financial Corp.
(b)
............. 63,121 455,734
OppFi, Inc., Class A
(a)(b)
............... 23,914 60,263
Regional Management Corp. ........... 17,588 486,836
World Acceptance Corp.
(b)
............. 9,059 1,151,037
4,396,261
Consumer Staples Distribution & Retail — 0.4%
HF Foods Group, Inc.
(b)
............... 89,181 354,049
Natural Grocers by Vitamin Cottage, Inc. ... 20,942 270,361
Rite Aid Corp.
(a)(b)
................... 122,975 55,093
SpartanNash Co. ................... 76,637 1,686,014
Village Super Market, Inc., Class A ....... 19,483 441,095
2,806,612
Containers & Packaging — 0.2%
Myers Industries, Inc. ................ 81,093 1,453,997
Ranpak Holdings Corp., Class A
(b)
....... 96,683 525,956
1,979,953
Distributors — 0.0%
(a)
AMCON Distributing Co. .............. 360 74,160
Weyco Group, Inc. .................. 13,227 335,304
409,464
Diversified Consumer Services — 1.3%
2U, Inc.
(b)
........................ 175,981 434,673
American Public Education, Inc.
(b)
........ 36,032 179,439
Carriage Services, Inc. ............... 29,865 843,686
Lincoln Educational Services Corp.
(a)(b)
..... 52,769 445,898
Nerdy, Inc., Class A
(b)
................ 133,865 495,301
OneSpaWorld Holdings Ltd.
(b)
.......... 186,024 2,087,189
Perdoceo Education Corp. ............. 149,334 2,553,611
Regis Corp.
(a)(b)
.................... 100,933 70,956
Rover Group, Inc., Class A
(b)
........... 207,020 1,295,945
Universal Technical Institute, Inc.
(b)
....... 73,017 611,883
Wag! Group Co.
(b)
.................. 33,290 63,584
WW International, Inc.
(a)(b)
............. 121,509 1,345,105
10,427,270
Diversified REITs — 0.5%
Alpine Income Property Trust, Inc. ....... 28,727 469,974
CTO Realty Growth, Inc. .............. 48,697 789,378
Gladstone Commercial Corp. ........... 89,624 1,089,828
Modiv Industrial, Inc., Class C .......... 16,669 278,206
NexPoint Diversified Real Estate Trust .... 68,168 593,743
One Liberty Properties, Inc. ............ 35,904 677,508
Star Holdings
(b)
.................... 28,752 359,975
4,258,612
Diversified Telecommunication Services — 0.6%
Anterix, Inc.
(a)(b)
.................... 28,707 900,826
ATN International, Inc. ............... 24,448 771,579
Bandwidth, Inc., Class A
(a)(b)
............ 52,220 588,519
Charge Enterprises, Inc.
(a)(b)
............ 299,200 148,762
Consolidated Communications Holdings, Inc.
(a)
(b)
........................... 167,941 574,358
IDT Corp., Class B
(b)
................. 34,645 763,922
NextPlat Corp.
(b)
................... 9,366 16,391
Ooma, Inc.
(a)(b)
..................... 53,087 690,662
4,455,019
Security
Shares
Shares Value
Electric Utilities — 0.1%
Genie Energy Ltd., Class B ............ 44,041 $ 648,724
Via Renewables, Inc. ................ 5,058 36,670
685,394
Electrical Equipment — 1.5%
Allient, Inc. ....................... 28,622 884,992
American Superconductor Corp.
(a)(b)
...... 63,264 477,643
Amprius Technologies, Inc.
(a)(b)
.......... 11,978 56,776
Babcock & Wilcox Enterprises, Inc.
(b)
...... 131,060 551,763
Beam Global
(a)(b)
................... 30,602 225,843
Blink Charging Co.
(a)(b)
................ 120,921 370,018
Broadwind, Inc.
(b)
................... 42,191 135,011
Dragonfly Energy Holdings Corp.
(a)(b)
...... 61,286 94,380
Energy Vault Holdings, Inc.
(a)(b)
.......... 218,595 557,417
Eos Energy Enterprises, Inc., Class A
(a)(b)
... 238,497 512,769
Espey Mfg. & Electronics Corp. ......... 3,847 62,129
ESS Tech, Inc.
(a)(b)
.................. 203,572 382,715
Expion360, Inc.
(b)
................... 8,009 34,118
Flux Power Holdings, Inc.
(b)
............ 25,316 87,087
FTC Solar, Inc.
(a)(b)
.................. 138,893 177,783
Ideal Power, Inc.
(a)(b)
................. 13,358 130,775
LSI Industries, Inc. .................. 58,339 926,423
NeoVolta, Inc.
(b)
.................... 63,377 157,809
Orion Energy Systems, Inc.
(b)
........... 66,908 84,304
Pioneer Power Solutions, Inc.
(a)(b)
........ 15,917 99,640
Powell Industries, Inc. ................ 20,334 1,685,689
Preformed Line Products Co. ........... 5,495 893,377
Servotronics, Inc.
(b)
.................. 1,481 16,306
SES AI Corp., Class A
(a)(b)
............. 277,790 630,583
SKYX Platforms Corp.
(a)(b)
............. 139,106 197,531
Thermon Group Holdings, Inc.
(b)
......... 74,561 2,048,191
TPI Composites, Inc.
(a)(b)
.............. 92,148 244,192
Ultralife Corp.
(a)(b)
................... 21,359 208,464
11,933,728
Electronic Equipment, Instruments & Components — 2.6%
908 Devices, Inc.
(a)(b)
................. 49,025 326,506
Aeva Technologies, Inc.
(a)(b)
............ 180,070 137,736
Airgain, Inc.
(a)(b)
.................... 20,054 73,598
Akoustis Technologies, Inc.
(a)(b)
.......... 154,345 116,206
AmpliTech Group, Inc.
(b)
.............. 14,692 30,119
Arlo Technologies, Inc.
(b)
.............. 194,247 2,000,744
Bel Fuse, Inc., Class B, NVS ........... 23,319 1,112,783
ClearSign Technologies Corp.
(b)
......... 66,140 72,093
Climb Global Solutions, Inc. ............ 9,266 398,531
Coda Octopus Group, Inc.
(b)
............ 14,100 87,420
CPS Technologies Corp.
(a)(b)
............ 26,283 73,067
Daktronics, Inc.
(b)
................... 83,112 741,359
Data I/O Corp.
(b)
.................... 17,461 66,526
Evolv Technologies Holdings, Inc.
(a)(b)
..... 251,063 1,220,166
FARO Technologies, Inc.
(b)
............. 41,800 636,614
Focus Universal, Inc.
(a)(b)
.............. 63,037 122,292
Frequency Electronics, Inc. ............ 13,242 91,899
Identiv, Inc.
(a)(b)
..................... 50,180 423,519
Interlink Electronics, Inc.
(b)
............. 2,615 23,718
Iteris, Inc.
(a)(b)
...................... 93,962 389,003
Key Tronic Corp.
(b)
.................. 22,885 102,296
Kimball Electronics, Inc.
(b)
............. 53,097 1,453,796
LightPath Technologies, Inc., Class A
(b)
.... 81,576 118,285
Lightwave Logic, Inc.
(a)(b)
.............. 255,574 1,142,416
Luna Innovations, Inc.
(a)(b)
............. 71,432 418,591
MicroVision, Inc.
(a)(b)
................. 394,183 863,261
Movella Holdings, Inc.
(a)(b)
............. 27,243 14,610
M-Tron Industries, Inc.
(a)(b)
............. 6,065 107,320
Napco Security Technologies, Inc. ....... 69,992 1,557,322

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
15
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Neonode, Inc.
(b)
.................... 26,363 $ 42,181
nLight, Inc.
(a)(b)
..................... 98,263 1,021,935
Ouster, Inc.
(a)(b)
.................... 69,598 350,774
Powerfleet, Inc.
(b)
................... 76,780 158,935
Presto Automation, Inc.
(b)
.............. 7,187 10,277
Research Frontiers, Inc.
(a)(b)
............ 71,665 77,398
RF Industries Ltd.
(a)(b)
................ 20,964 63,102
Richardson Electronics Ltd. ............ 26,705 291,886
ScanSource, Inc.
(b)
.................. 54,891 1,663,746
SmartRent, Inc., Class A
(a)(b)
............ 410,690 1,071,901
Sobr Safe, Inc.
(a)(b)
.................. 20,867 22,954
Sono-Tek Corp.
(a)(b)
.................. 17,898 93,964
Vishay Precision Group, Inc.
(b)
.......... 27,577 926,036
Vuzix Corp.
(a)(b)
.................... 131,517 477,407
Wrap Technologies, Inc.
(a)(b)
............ 60,777 91,165
20,285,457
Energy Equipment & Services — 2.5%
Bristow Group, Inc.
(b)
................ 52,635 1,482,728
Dawson Geophysical Co.
(a)(b)
........... 13,062 30,826
Diamond Offshore Drilling, Inc.
(b)
......... 226,158 3,319,999
DMC Global, Inc.
(b)
.................. 43,519 1,064,910
Energy Services of America Corp. ....... 23,402 94,661
Forum Energy Technologies, Inc.
(b)
....... 21,554 517,727
Geospace Technologies Corp.
(a)(b)
........ 27,684 358,508
Gulf Island Fabrication, Inc.
(a)(b)
.......... 29,683 97,063
Helix Energy Solutions Group, Inc.
(b)
...... 319,853 3,572,758
Independence Contract Drilling, Inc.
(a)(b)
.... 25,359 76,077
KLX Energy Services Holdings, Inc.
(b)
..... 28,350 335,948
Mammoth Energy Services, Inc.
(b)
........ 52,083 241,665
Natural Gas Services Group, Inc.
(b)
....... 26,259 382,331
NCS Multistage Holdings, Inc.
(b)
......... 1,378 21,690
Newpark Resources, Inc.
(b)
............ 166,891 1,153,217
Nine Energy Service, Inc.
(b)
............ 53,315 219,658
Oil States International, Inc.
(b)
........... 140,665 1,177,366
Profire Energy, Inc.
(a)(b)
............... 81,334 226,109
Ranger Energy Services, Inc. ........... 33,231 471,216
SEACOR Marine Holdings, Inc.
(b)
........ 53,708 745,467
Select Water Solutions, Inc., Class A ...... 181,096 1,439,713
Smart Sand, Inc.
(b)
.................. 64,856 150,466
Solaris Oilfield Infrastructure, Inc., Class A .. 68,667 731,990
TETRA Technologies, Inc.
(b)
............ 278,095 1,774,246
19,686,339
Entertainment — 0.3%
Chicken Soup For The Soul Entertainment,
Inc.
(a)(b)
........................ 23,630 8,152
CuriosityStream, Inc., Class A
(b)
......... 48,769 34,592
FG Group Holdings, Inc.
(b)
............. 27,152 45,615
Gaia, Inc., Class A
(b)
................. 30,131 81,956
GameSquare Holdings, Inc.
(b)
........... 20,568 44,838
Golden Matrix Group, Inc.
(b)
............ 16,815 49,436
Kartoon Studios, Inc.
(a)(b)
.............. 69,672 97,541
LiveOne, Inc.
(a)(b)
................... 150,811 144,206
Loop Media, Inc.
(b)
.................. 80,844 40,180
Marcus Corp. (The)
(a)
................ 53,910 835,605
Playstudios, Inc., Class A
(a)(b)
........... 190,443 605,609
PodcastOne, Inc.
(b)
.................. 7,182 14,220
Reading International, Inc., Class A, NVS
(b)
. 36,899 78,226
Reservoir Media, Inc.
(a)(b)
.............. 44,317 270,334
2,350,510
Financial Services — 1.5%
Acacia Research Corp.
(a)(b)
............. 84,803 309,531
Alerus Financial Corp. ............... 40,670 739,380
A-Mark Precious Metals, Inc. ........... 41,942 1,230,159
Security
Shares
Shares Value
Financial Services (continued)
AppTech Payments Corp.
(a)(b)
........... 29,291 $ 96,514
Banco Latinoamericano de Comercio Exterior
SA, Class E .................... 61,251 1,298,521
BM Technologies, Inc., Class A
(b)
........ 18,142 36,284
Cantaloupe, Inc.
(b)
.................. 127,796 798,725
Cass Information Systems, Inc. ......... 30,523 1,136,982
Finance of America Cos., Inc., Class A
(a)(b)
.. 116,269 148,824
I3 Verticals, Inc., Class A
(b)
............. 50,235 1,061,968
Income Opportunity Realty Investors, Inc.
(b)
. 1,605 17,896
International Money Express, Inc.
(a)(b)
...... 73,402 1,242,696
Merchants Bancorp ................. 35,412 981,621
NewtekOne, Inc.
(a)
.................. 51,932 765,997
Ocwen Financial Corp.
(a)(b)
............. 14,444 373,811
Paysign, Inc.
(a)(b)
.................... 72,875 142,106
Priority Technology Holdings, Inc.
(b)
....... 39,052 126,528
Security National Financial Corp., Class A
(b)
. 27,977 219,340
SWK Holdings Corp.
(b)
............... 8,653 136,285
Usio, Inc.
(b)
....................... 47,867 83,767
Velocity Financial, Inc.
(b)
.............. 19,392 219,130
Waterstone Financial, Inc. ............. 41,171 450,822
11,616,887
Food Products — 0.7%
Alico, Inc. ........................ 15,742 392,920
Benson Hill, Inc.
(a)(b)
................. 392,884 130,241
Bridgford Foods Corp.
(a)(b)
............. 4,193 46,542
Calavo Growers, Inc. ................ 38,569 973,096
Farmer Bros Co.
(b)
.................. 29,759 76,778
Forafric Global plc
(b)
................. 11,366 128,322
Lifecore Biomedical, Inc.
(a)(b)
............ 58,031 437,844
Lifeway Foods, Inc.
(b)
................ 8,769 90,672
Limoneira Co. ..................... 39,047 598,200
Mama's Creations, Inc.
(b)
.............. 44,610 194,946
Real Good Food Co., Inc. (The), Class A
(b)
.. 16,670 55,845
Rocky Mountain Chocolate Factory, Inc.
(b)
.. 11,335 54,408
S&W Seed Co.
(b)
................... 55,465 62,121
Sadot Group, Inc.
(a)(b)
................ 62,494 43,683
Seneca Foods Corp., Class A
(b)
......... 11,692 629,380
SunOpta, Inc.
(a)(b)
................... 202,387 682,044
Vital Farms, Inc.
(b)
.................. 68,055 788,077
Whole Earth Brands, Inc., Class A
(a)(b)
..... 73,398 264,233
5,649,352
Gas Utilities — 0.0%
RGC Resources, Inc. ................ 17,820 308,286
Ground Transportation — 0.4%
Covenant Logistics Group, Inc., Class A .... 18,568 814,207
Daseke, Inc.
(b)
..................... 90,207 462,762
FTAI Infrastructure, Inc. ............... 220,014 708,445
PAM Transportation Services, Inc.
(a)(b)
..... 13,845 298,360
Patriot Transportation Holding, Inc.
(b)
...... 3,633 30,844
TuSimple Holdings, Inc., Class A
(a)(b)
...... 372,178 580,598
Universal Logistics Holdings, Inc. ........ 15,091 379,991
3,275,207
Health Care Equipment & Supplies — 3.4%
Accuray, Inc.
(a)(b)
.................... 207,659 564,833
AngioDynamics, Inc.
(a)(b)
.............. 83,925 613,492
Apyx Medical Corp.
(a)(b)
............... 68,019 217,661
Artivion, Inc.
(a)(b)
.................... 87,759 1,330,426
AxoGen, Inc.
(b)
..................... 90,341 451,705
Beyond Air, Inc.
(a)(b)
.................. 60,176 139,007
BioSig Technologies, Inc.
(a)(b)
........... 130,164 63,689
Bioventus, Inc., Class A
(b)
............. 71,246 235,112
Butterfly Network, Inc., Class A
(a)(b)
....... 310,543 366,441

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
16
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Cerus Corp.
(b)
..................... 394,393 $ 638,917
ClearPoint Neuro, Inc.
(a)(b)
............. 51,218 256,602
Co-Diagnostics, Inc.
(a)(b)
............... 69,399 73,563
Cue Health, Inc.
(a)(b)
................. 245,724 108,684
Cutera, Inc.
(a)(b)
.................... 40,792 245,568
CVRx, Inc.
(a)(b)
..................... 24,799 376,201
CytoSorbents Corp.
(a)(b)
............... 90,374 169,903
DarioHealth Corp.
(a)(b)
................ 52,761 173,056
Delcath Systems, Inc.
(a)(b)
............. 17,303 70,077
Eargo, Inc.
(a)(b)
..................... 11,313 24,889
Electromed, Inc.
(a)(b)
................. 17,354 180,308
enVVeno Medical Corp.
(a)(b)
............ 15,464 83,351
FONAR Corp.
(b)
.................... 14,272 219,789
Hyperfine, Inc., Class A
(b)
............. 118,084 242,072
Inogen, Inc.
(b)
..................... 52,173 272,343
iRadimed Corp. .................... 16,294 722,965
IRIDEX Corp.
(b)
.................... 29,210 74,193
Kewaunee Scientific Corp.
(b)
........... 5,836 103,297
KORU Medical Systems, Inc.
(b)
.......... 77,917 210,376
LeMaitre Vascular, Inc. ............... 43,877 2,390,419
LENSAR, Inc.
(b)
.................... 15,543 48,028
Lucid Diagnostics, Inc.
(a)(b)
............. 22,687 26,544
Monogram Orthopaedics, Inc.
(b)
......... 4,940 12,844
Nano-X Imaging Ltd.
(a)(b)
.............. 106,249 696,993
Neuronetics, Inc.
(a)(b)
................. 59,237 79,970
NeuroPace, Inc.
(a)(b)
................. 22,862 222,447
OraSure Technologies, Inc.
(b)
........... 160,426 951,326
Orchestra BioMed Holdings, Inc.
(a)(b)
...... 32,081 279,746
Orthofix Medical, Inc.
(b)
............... 78,377 1,007,928
OrthoPediatrics Corp.
(a)(b)
.............. 35,121 1,123,872
Precision Optics Corp., Inc.
(b)
........... 5,768 35,589
Pro-Dex, Inc.
(b)
.................... 4,761 74,748
ProSomnus, Inc.
(b)
.................. 4,006 4,407
Pulmonx Corp.
(b)
................... 81,757 844,550
Pulse Biosciences, Inc.
(a)(b)
............. 36,010 145,120
Retractable Technologies, Inc.
(b)
......... 26,388 31,402
Rockwell Medical, Inc.
(a)(b)
............. 27,988 58,215
RxSight, Inc.
(b)
..................... 60,118 1,676,691
Sanara Medtech, Inc.
(a)(b)
.............. 8,475 263,827
Semler Scientific, Inc.
(a)(b)
.............. 11,152 282,926
Sensus Healthcare, Inc.
(b)
............. 31,607 87,551
SI-BONE, Inc.
(a)(b)
................... 77,149 1,638,645
Sight Sciences, Inc.
(b)
................ 48,237 162,559
Sonendo, Inc.
(a)(b)
................... 107,434 80,124
Stereotaxis, Inc.
(a)(b)
................. 126,946 200,575
Strata Skin Sciences, Inc.
(a)(b)
........... 43,251 25,734
Surmodics, Inc.
(b)
................... 30,694 984,970
Tactile Systems Technology, Inc.
(b)
....... 51,262 720,231
Tela Bio, Inc.
(b)
..................... 36,287 290,296
UFP Technologies, Inc.
(a)(b)
............. 15,756 2,543,806
Utah Medical Products, Inc. ............ 7,562 650,332
Vicarious Surgical, Inc., Class A
(a)(b)
....... 156,067 92,189
Vivani Medical, Inc.
(a)(b)
............... 49,811 50,807
VolitionRX Ltd.
(a)(b)
.................. 99,044 68,241
Zimvie, Inc.
(b)
...................... 57,596 541,978
Zynex, Inc.
(b)
...................... 43,625 349,000
26,973,150
Health Care Providers & Services — 1.3%
Accolade, Inc.
(a)(b)
................... 150,348 1,590,682
AirSculpt Technologies, Inc.
(b)
........... 27,155 185,740
Aveanna Healthcare Holdings, Inc.
(b)
...... 111,504 132,690
Biodesix, Inc.
(a)(b)
................... 57,669 95,154
CareMax, Inc., Class A
(a)(b)
............. 167,586 355,282
Castle Biosciences, Inc.
(b)
............. 55,367 935,149
Security
Shares
Shares Value
Health Care Providers & Services (continued)
Cosmos Health, Inc.
(a)(b)
............... 21,355 $ 33,527
Cross Country Healthcare, Inc.
(a)(b)
....... 76,727 1,902,062
Cryo-Cell International, Inc.
(b)
........... 12,513 65,818
DocGo, Inc.
(a)(b)
.................... 173,265 923,502
Enzo Biochem, Inc.
(a)(b)
............... 94,594 132,432
Etao International Co. Ltd.
(a)(b)
.......... 114,617 37,824
Great Elm Group, Inc.
(b)
.............. 31,205 66,779
InfuSystem Holdings, Inc.
(a)(b)
........... 40,483 390,256
Invitae Corp.
(a)(b)
.................... 583,223 352,966
Joint Corp. (The)
(b)
.................. 31,679 284,794
P3 Health Partners, Inc., Class A
(a)(b)
...... 92,062 135,331
Pennant Group, Inc. (The)
(b)
............ 63,555 707,367
PetIQ, Inc., Class A
(b)
................ 60,903 1,199,789
Psychemedics Corp. ................ 9,041 35,893
Quipt Home Medical Corp.
(a)(b)
.......... 89,820 457,184
Sonida Senior Living, Inc.
(b)
............ 7,936 71,345
Viemed Healthcare, Inc.
(a)(b)
............ 75,978 511,332
10,602,898
Health Care REITs — 0.4%
Diversified Healthcare Trust ............ 532,699 1,033,436
Global Medical REIT, Inc. ............. 135,235 1,213,058
Universal Health Realty Income Trust ..... 28,533 1,153,589
3,400,083
Health Care Technology — 0.7%
Akili, Inc.
(b)
....................... 105,985 58,175
Augmedix, Inc.
(b)
................... 45,722 235,468
Better Therapeutics, Inc.
(a)(b)
............ 30,733 11,857
CareCloud, Inc.
(a)(b)
.................. 23,102 26,567
Computer Programs & Systems, Inc.
(b)
..... 31,817 507,163
Forian, Inc.
(b)
...................... 41,001 93,482
HealthStream, Inc. .................. 54,385 1,173,628
iCAD, Inc.
(a)(b)
..................... 50,127 105,768
LifeMD, Inc.
(a)(b)
.................... 47,770 298,563
OptimizeRx Corp.
(b)
................. 37,080 288,482
Sharecare, Inc., Class A
(b)
............. 685,118 644,285
Simulations Plus, Inc.
(a)
............... 35,330 1,473,261
Streamline Health Solutions, Inc.
(b)
....... 94,409 91,341
Tabula Rasa HealthCare, Inc.
(b)
......... 41,660 429,515
5,437,555
Hotel & Resort REITs — 0.3%
Ashford Hospitality Trust, Inc.
(a)(b)
........ 76,872 183,724
Braemar Hotels & Resorts, Inc. ......... 146,214 405,013
Chatham Lodging Trust ............... 107,445 1,028,249
Hersha Hospitality Trust, Class A ........ 69,354 683,830
Sotherly Hotels, Inc.
(b)
................ 37,108 62,341
2,363,157
Hotels, Restaurants & Leisure — 2.0%
Allied Gaming & Entertainment, Inc.
(a)(b)
.... 29,145 26,464
Ark Restaurants Corp. ............... 4,059 62,427
Biglari Holdings, Inc., Class B, NVS
(b)
..... 1,658 275,228
BJ's Restaurants, Inc.
(b)
............... 50,428 1,183,041
Bluegreen Vacations Holding Corp. ....... 23,846 874,671
Canterbury Park Holding Corp. .......... 6,964 140,882
Carrols Restaurant Group, Inc.
(b)
......... 81,823 539,214
Century Casinos, Inc.
(b)
............... 60,556 310,652
Chuy's Holdings, Inc.
(a)(b)
.............. 40,055 1,425,157
Denny's Corp.
(b)
.................... 121,585 1,029,825
El Pollo Loco Holdings, Inc. ............ 62,238 557,030
FAT Brands, Inc., Class B ............. 217 1,399
Fiesta Restaurant Group, Inc.
(b)
......... 39,474 333,950
First Watch Restaurant Group, Inc.
(a)(b)
..... 49,458 855,129
Flanigan's Enterprises, Inc. ............ 1,910 63,030

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
17
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Full House Resorts, Inc.
(a)(b)
............ 72,777 $ 310,758
GAN Ltd.
(b)
....................... 89,921 104,308
Golden Entertainment, Inc. ............ 44,945 1,536,220
Good Times Restaurants, Inc.
(a)(b)
........ 20,113 61,144
Hall of Fame Resort & Entertainment Co.
(a)(b)
7,466 43,452
Inspired Entertainment, Inc.
(b)
........... 48,343 578,182
Kura Sushi USA, Inc., Class A
(a)(b)
........ 13,010 860,221
Lindblad Expeditions Holdings, Inc.
(a)(b)
.... 77,881 560,743
Mondee Holdings, Inc., Class A
(a)(b)
....... 100,777 359,774
Nathan's Famous, Inc.
(a)
.............. 6,188 437,244
Noodles & Co., Class A
(b)
............. 89,577 220,359
ONE Group Hospitality, Inc. (The)
(b)
....... 48,940 269,170
PlayAGS, Inc.
(b)
.................... 82,336 536,831
Potbelly Corp.
(b)
.................... 58,147 453,547
RCI Hospitality Holdings, Inc.
(a)
.......... 19,493 1,182,445
Red Robin Gourmet Burgers, Inc.
(a)(b)
...... 35,379 284,447
15,476,944
Household Durables — 1.0%
Bassett Furniture Industries, Inc. ........ 18,696 273,896
Beazer Homes USA, Inc.
(b)
............ 65,656 1,635,491
Ethan Allen Interiors, Inc. ............. 50,697 1,515,840
Flexsteel Industries, Inc. .............. 10,407 216,049
Hamilton Beach Brands Holding Co., Class A 19,344 240,059
Hooker Furnishings Corp. ............. 23,852 463,921
Hovnanian Enterprises, Inc., Class A
(b)
..... 10,732 1,091,015
Koss Corp.
(a)(b)
..................... 9,447 28,436
Landsea Homes Corp.
(b)
.............. 29,740 267,363
Legacy Housing Corp.
(a)(b)
............. 22,101 428,980
Lifetime Brands, Inc. ................. 26,177 147,377
Live Ventures, Inc.
(b)
................. 3,464 97,997
Lovesac Co. (The)
(a)(b)
................ 31,301 623,516
Purple Innovation, Inc.
(a)
.............. 122,604 209,653
Traeger, Inc.
(a)(b)
.................... 78,340 213,868
Tupperware Brands Corp.
(a)(b)
........... 99,382 139,135
United Homes Group, Inc., Class A
(a)(b)
..... 11,265 63,084
Universal Electronics, Inc.
(b)
............ 27,558 249,400
VOXX International Corp., Class A
(a)(b)
..... 26,529 211,701
8,116,781
Household Products — 0.1%
Oil-Dri Corp. of America .............. 10,947 675,977
Independent Power and Renewable Electricity Producers — 0.1%
Altus Power, Inc., Class A
(a)(b)
........... 142,440 747,810
Industrial REITs — 0.3%
Industrial Logistics Properties Trust ....... 145,532 420,588
Plymouth Industrial REIT, Inc. .......... 95,452 1,999,719
2,420,307
Insurance — 1.8%
Ambac Financial Group, Inc.
(a)(b)
......... 98,608 1,189,212
American Coastal Insurance Corp.
(a)(b)
..... 43,769 322,140
Atlantic American Corp. .............. 10,874 21,096
Citizens, Inc., Class A
(a)(b)
............. 111,275 317,134
Crawford & Co., Class A, NVS .......... 32,324 301,906
Donegal Group, Inc., Class A ........... 34,317 489,189
eHealth, Inc.
(b)
..................... 61,318 453,753
GoHealth, Inc., Class A
(b)
.............. 8,740 126,643
Greenlight Capital Re Ltd., Class A
(b)
...... 57,194 614,264
HCI Group, Inc. .................... 14,362 779,713
Heritage Insurance Holdings, Inc.
(b)
....... 51,329 333,125
Hippo Holdings, Inc.
(a)(b)
............... 23,555 187,733
ICC Holdings, Inc.
(b)
................. 3,640 57,512
Investors Title Co. .................. 2,710 401,324
Kingsway Financial Services, Inc.
(a)(b)
...... 23,879 180,286
Security
Shares
Shares Value
Insurance (continued)
Maiden Holdings Ltd.
(a)(b)
.............. 200,755 $ 353,329
MBIA, Inc.
(a)(b)
..................... 107,878 777,800
Midwest Holding, Inc.
(a)(b)
.............. 7,011 183,338
National Western Life Group, Inc., Class A .. 5,073 2,219,387
NI Holdings, Inc.
(b)
.................. 18,436 237,271
Root, Inc., Class A
(b)
................. 17,900 170,229
Selectquote, Inc.
(b)
.................. 301,943 353,273
Skyward Specialty Insurance Group, Inc.
(b)
.. 53,109 1,453,062
Tiptree, Inc. ...................... 53,293 893,191
United Fire Group, Inc. ............... 46,749 923,293
Universal Insurance Holdings, Inc. ....... 56,531 792,565
Vericity, Inc.
(a)(b)
.................... 4,694 25,488
14,157,256
Interactive Media & Services — 0.7%
(b)
Arena Group Holdings, Inc. (The)
(a)
....... 20,712 88,647
DHI Group, Inc. .................... 95,661 292,723
EverQuote, Inc., Class A
(a)
............. 47,386 342,601
fuboTV, Inc.
(a)
..................... 631,069 1,684,954
MediaAlpha, Inc., Class A
(a)
............ 48,481 400,453
Nextdoor Holdings, Inc., Class A
(a)
....... 323,664 589,068
Outbrain, Inc.
(a)
.................... 91,472 445,469
QuinStreet, Inc. .................... 115,846 1,039,139
System1, Inc., Class A ............... 71,443 86,446
Travelzoo ........................ 15,089 87,969
TrueCar, Inc. ...................... 196,874 407,529
5,464,998
IT Services — 0.8%
Backblaze, Inc., Class A
(b)
............. 45,092 248,006
BigBear.ai Holdings, Inc.
(a)(b)
............ 65,174 98,413
Brightcove, Inc.
(b)
................... 96,412 317,195
Castellum, Inc.
(b)
................... 43,251 9,956
Computer Task Group, Inc.
(b)
........... 32,760 338,411
Crexendo, Inc. ..................... 27,895 58,858
CSP, Inc. ........................ 7,593 132,878
DecisionPoint Systems, Inc.
(b)
.......... 13,039 65,195
Glimpse Group, Inc. (The)
(b)
............ 22,001 40,482
Grid Dynamics Holdings, Inc., Class A
(a)(b)
.. 122,949 1,497,519
Hackett Group, Inc. (The) ............. 55,411 1,307,145
Information Services Group, Inc. ......... 78,637 344,430
OMNIQ Corp.
(a)(b)
................... 11,731 18,887
PFSweb, Inc. ..................... 38,645 287,519
Rackspace Technology, Inc.
(b)
.......... 141,129 331,653
Research Solutions, Inc.
(b)
............. 42,824 105,775
Tucows, Inc., Class A
(a)(b)
.............. 22,088 450,816
Unisys Corp.
(a)(b)
.................... 147,928 510,352
6,163,490
Leisure Products — 0.8%
American Outdoor Brands, Inc.
(b)
........ 29,268 286,241
AMMO, Inc.
(a)(b)
.................... 201,389 406,806
Clarus Corp. ...................... 61,919 468,108
Escalade, Inc. ..................... 22,190 339,729
Funko, Inc., Class A
(a)(b)
............... 77,386 592,003
JAKKS Pacific, Inc.
(b)
................ 16,110 299,485
Johnson Outdoors, Inc., Class A ......... 11,946 653,327
Latham Group, Inc.
(b)
................ 85,834 240,335
Marine Products Corp. ............... 18,918 268,825
MasterCraft Boat Holdings, Inc.
(b)
........ 38,454 854,448
Nautilus, Inc.
(b)
..................... 68,842 58,522
Smith & Wesson Brands, Inc. ........... 101,386 1,308,893
Solo Brands, Inc., Class A
(b)
............ 48,636 248,043
Vision Marine Technologies, Inc.
(b)
....... 8,673 20,989
6,045,754

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
18
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services — 1.1%
(b)
Akoya Biosciences, Inc.
(a)
............. 49,488 $ 230,119
Alpha Teknova, Inc.
(a)
................ 12,667 35,341
BioLife Solutions, Inc.
(a)
............... 77,554 1,071,021
Champions Oncology, Inc. ............. 15,502 96,422
ChromaDex Corp.
(a)
................. 118,160 172,514
Codexis, Inc. ...................... 149,077 281,755
Harvard Bioscience, Inc. .............. 89,293 383,960
Inotiv, Inc.
(a)
....................... 49,821 153,449
MaxCyte, Inc.
(a)
.................... 194,764 607,664
Miromatrix Medical, Inc.
(a)
............. 50,396 60,979
NanoString Technologies, Inc.
(a)
......... 102,803 176,821
Nautilus Biotechnology, Inc. ............ 112,760 356,322
OmniAb, Inc.
(a)
..................... 207,735 1,078,145
Personalis, Inc.
(a)
................... 86,455 104,610
PhenomeX, Inc.
(a)
................... 192,953 192,586
Quanterix Corp. .................... 78,512 2,130,816
Quantum-Si, Inc., Class A
(a)
............ 226,582 376,126
Rapid Micro Biosystems, Inc., Class A
(a)
.... 52,376 56,566
Seer, Inc., Class A
(a)
................. 129,398 285,970
Singular Genomics Systems, Inc. ........ 130,456 49,704
Standard BioTools, Inc.
(a)
.............. 170,059 493,171
Telesis Bio, Inc.
(a)
................... 23,909 24,865
8,418,926
Machinery — 2.9%
374Water, Inc.
(a)(b)
.................. 131,219 162,712
Blue Bird Corp.
(b)
................... 38,757 827,462
CIRCOR International, Inc.
(b)
........... 45,167 2,518,060
Columbus McKinnon Corp. ............ 62,917 2,196,432
Commercial Vehicle Group, Inc.
(b)
........ 71,573 555,406
Douglas Dynamics, Inc. .............. 50,027 1,509,815
Eastern Co. (The) .................. 11,671 211,829
FreightCar America, Inc.
(b)
............. 31,098 83,032
Gencor Industries, Inc.
(b)
.............. 23,463 331,532
Graham Corp.
(b)
.................... 22,379 371,491
Hurco Cos., Inc. .................... 13,785 309,197
Hydrofarm Holdings Group, Inc.
(a)(b)
....... 98,091 119,671
Hyliion Holdings Corp., Class A
(a)(b)
....... 328,998 388,218
Hyster-Yale Materials Handling, Inc. ...... 24,203 1,078,970
L B Foster Co., Class A
(b)
.............. 23,646 447,146
LS Starrett Co. (The), Class A
(b)
......... 13,335 143,351
Luxfer Holdings plc ................. 61,136 797,825
Manitex International, Inc.
(b)
............ 32,478 151,672
Manitowoc Co., Inc. (The)
(a)(b)
........... 77,689 1,169,219
Mayville Engineering Co., Inc.
(a)(b)
........ 24,815 272,221
Microvast Holdings, Inc.
(a)(b)
............ 233,681 441,657
Miller Industries, Inc. ................ 24,586 964,017
Nauticus Robotics, Inc.
(a)(b)
............. 37,874 67,037
NN, Inc.
(a)(b)
....................... 95,866 178,311
Park-Ohio Holdings Corp. ............. 18,733 372,974
Perma-Pipe International Holdings, Inc.
(b)
... 16,975 138,686
REV Group, Inc. ................... 70,292 1,124,672
Shyft Group, Inc. (The) ............... 76,236 1,141,253
Taylor Devices, Inc.
(b)
................ 6,182 131,677
Titan International, Inc.
(b)
.............. 116,268 1,561,479
Twin Disc, Inc.
(a)(b)
.................. 24,138 331,173
Velo3D, Inc.
(a)(b)
.................... 198,569 309,768
Wabash National Corp. ............... 105,461 2,227,336
22,635,301
Marine Transportation — 0.4%
Eagle Bulk Shipping, Inc. ............. 20,649 867,877
Genco Shipping & Trading Ltd. .......... 93,791 1,312,136
Himalaya Shipping Ltd.
(b)
.............. 18,677 90,210
Navios Maritime Holdings, Inc.
(a)(b)
........ 40,937 81,874
Security
Shares
Shares Value
Marine Transportation (continued)
Pangaea Logistics Solutions Ltd. ........ 81,201 $ 477,462
Safe Bulkers, Inc. .................. 150,050 486,162
3,315,721
Media — 1.3%
AdTheorent Holding Co., Inc.
(a)(b)
......... 150,472 194,109
Advantage Solutions, Inc., Class A
(a)(b)
..... 193,696 550,097
Boston Omaha Corp., Class A
(b)
......... 52,128 854,378
Cardlytics, Inc.
(a)(b)
.................. 74,780 1,233,870
Clear Channel Outdoor Holdings, Inc.
(a)(b)
... 834,198 1,318,033
comScore, Inc.
(a)(b)
.................. 177,204 108,786
Cumulus Media, Inc., Class A
(b)
......... 35,216 179,249
Daily Journal Corp.
(b)
................ 2,976 874,944
Direct Digital Holdings, Inc., Class A
(b)
..... 5,677 14,533
Emerald Holding, Inc.
(a)(b)
.............. 35,550 160,686
Entravision Communications Corp., Class A . 132,272 482,793
Gambling.com Group Ltd.
(b)
............ 23,653 309,381
Gannett Co., Inc.
(a)(b)
................. 321,498 787,670
Harte Hanks, Inc.
(a)(b)
................ 14,407 93,790
iHeartMedia, Inc., Class A
(b)
............ 228,909 723,352
Innovid Corp.
(b)
.................... 221,533 283,562
Lee Enterprises, Inc.
(b)
............... 12,233 131,015
Marchex, Inc., Class B
(b)
.............. 45,488 65,958
Saga Communications, Inc., Class A ...... 8,759 187,968
Thryv Holdings, Inc.
(b)
................ 69,040 1,295,881
Townsquare Media, Inc., Class A ........ 26,083 227,444
Urban One, Inc., Class A
(a)(b)
........... 19,019 95,475
Urban One, Inc., Class D, NVS
(b)
........ 24,966 125,579
10,298,553
Metals & Mining — 1.9%
5E Advanced Materials, Inc.
(a)(b)
......... 87,943 198,751
Ampco-Pittsburgh Corp.
(a)(b)
............ 32,098 84,418
Ascent Industries Co.
(b)
............... 15,721 139,445
Caledonia Mining Corp. plc ............ 36,569 360,570
Contango ORE, Inc.
(a)(b)
............... 8,695 157,727
Dakota Gold Corp.
(a)(b)
................ 119,409 308,075
Friedman Industries, Inc. .............. 14,839 198,843
Gold Resource Corp. ................ 194,610 83,293
Haynes International, Inc. ............. 27,895 1,297,675
i-80 Gold Corp.
(a)(b)
.................. 429,563 657,231
Idaho Strategic Resources, Inc.
(b)
........ 23,741 119,655
Ivanhoe Electric, Inc.
(a)(b)
.............. 123,826 1,473,529
NioCorp Developments Ltd.
(b)
........... 4,288 15,566
Olympic Steel, Inc. .................. 21,840 1,227,627
Perpetua Resources Corp.
(b)
........... 84,259 274,684
Piedmont Lithium, Inc.
(a)(b)
............. 39,787 1,579,544
PolyMet Mining Corp.
(a)(b)
.............. 74,206 154,349
Ramaco Resources, Inc., Class A ........ 49,603 545,137
Ramaco Resources, Inc., Class B ........ 10,023 119,574
Schnitzer Steel Industries, Inc., Class A .... 57,666 1,605,998
SunCoke Energy, Inc. ................ 185,772 1,885,586
TimkenSteel Corp.
(a)(b)
................ 96,933 2,105,385
Tredegar Corp. .................... 59,000 319,190
Universal Stainless & Alloy Products, Inc.
(b)
. 18,693 245,065
US Gold Corp.
(a)(b)
.................. 18,879 58,714
US Goldmining, Inc.
(b)
................ 4,187 33,664
15,249,295
Mortgage Real Estate Investment Trusts (REITs) — 1.9%
ACRES Commercial Realty Corp.
(a)(b)
..... 17,518 145,401
AFC Gamma, Inc. .................. 36,588 429,543
AG Mortgage Investment Trust, Inc. ...... 44,026 244,344
Angel Oak Mortgage REIT, Inc. ......... 26,508 226,113
Ares Commercial Real Estate Corp. ...... 115,323 1,097,875
Arlington Asset Investment Corp., Class A
(b)
. 60,909 260,691

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
19
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Mortgage Real Estate Investment Trusts (REITs) (continued)
ARMOUR Residential REIT, Inc. ......... 509,231 $ 2,164,232
Cherry Hill Mortgage Investment Corp. .... 56,820 211,371
Chicago Atlantic Real Estate Finance, Inc. .. 36,463 536,735
Dynex Capital, Inc. .................. 119,978 1,432,537
Ellington Financial, Inc. ............... 145,179 1,810,382
Ellington Residential Mortgage REIT ...... 30,216 187,641
Franklin BSP Realty Trust, Inc. .......... 184,803 2,446,792
Granite Point Mortgage Trust, Inc. ....... 114,318 557,872
Great Ajax Corp. ................... 50,932 328,002
Invesco Mortgage Capital, Inc. .......... 93,579 936,726
Lument Finance Trust, Inc. ............ 67,836 141,099
Manhattan Bridge Capital, Inc. .......... 19,614 94,147
NexPoint Real Estate Finance, Inc. ....... 18,059 295,445
Orchid Island Capital, Inc. ............. 98,121 835,010
Sachem Capital Corp. ................ 93,112 328,685
Seven Hills Realty Trust .............. 28,317 309,222
Western Asset Mortgage Capital Corp. .... 12,915 121,401
15,141,266
Multi-Utilities — 0.2%
Unitil Corp. ....................... 35,524 1,517,230
Office REITs — 0.5%
City Office REIT, Inc. ................ 87,286 370,966
Creative Media & Community Trust Corp. ... 27,611 111,825
Franklin Street Properties Corp.
(a)
........ 219,510 406,093
Office Properties Income Trust .......... 107,143 439,286
Orion Office REIT, Inc. ............... 127,309 663,280
Peakstone Realty Trust, Class E, NVS
(a)
... 80,522 1,339,886
Postal Realty Trust, Inc., Class A ........ 41,328 557,928
3,889,264
Oil, Gas & Consumable Fuels — 4.2%
Adams Resources & Energy, Inc. ........ 5,628 189,607
Aemetis, Inc.
(a)(b)
................... 69,473 288,313
American Resources Corp., Class A
(a)(b)
.... 148,524 248,035
Amplify Energy Corp.
(b)
............... 80,996 595,321
Ardmore Shipping Corp. .............. 91,521 1,190,688
Battalion Oil Corp.
(a)(b)
................ 7,326 45,275
Berry Corp. ....................... 169,545 1,390,269
Centrus Energy Corp., Class A
(a)(b)
....... 27,245 1,546,426
Clean Energy Technologies, Inc.
(b)
....... 26,476 48,981
Dorian LPG Ltd. .................... 71,429 2,052,155
Empire Petroleum Corp.
(b)
............. 28,202 271,585
Encore Energy Corp.
(b)
............... 313,725 1,022,743
Energy Fuels, Inc.
(a)(b)
................ 349,185 2,870,301
Epsilon Energy Ltd. ................. 47,275 249,612
Evolution Petroleum Corp. ............. 69,321 474,156
Gevo, Inc.
(a)(b)
..................... 521,479 620,560
Granite Ridge Resources, Inc. .......... 57,998 353,788
Hallador Energy Co.
(a)(b)
............... 50,389 726,609
Lightbridge Corp.
(a)(b)
................. 26,151 117,418
NACCO Industries, Inc., Class A ......... 9,352 327,975
NextDecade Corp.
(b)
................. 68,669 351,585
Nordic American Tankers Ltd. .......... 456,197 1,879,532
Overseas Shipholding Group, Inc., Class A
(a)(b)
140,547 617,001
PHX Minerals, Inc., Class A ............ 77,318 281,437
PrimeEnergy Resources Corp.
(a)(b)
........ 1,614 187,208
REX American Resources Corp.
(b)
....... 34,403 1,400,890
Riley Exploration Permian, Inc. .......... 19,747 627,757
Ring Energy, Inc.
(a)(b)
................. 268,098 522,791
SandRidge Energy, Inc. .............. 68,256 1,068,889
SilverBow Resources, Inc.
(b)
............ 39,205 1,402,363
Stabilis Solutions, Inc.
(b)
.............. 6,709 29,721
Teekay Corp.
(b)
.................... 148,581 916,745
Uranium Energy Corp.
(a)(b)
............. 817,721 4,211,263
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
US Energy Corp. ................... 23,105 $ 31,192
VAALCO Energy, Inc. ................ 238,733 1,048,038
Verde Clean Fuels, Inc., Class A
(b)
....... 9,479 35,736
Vertex Energy, Inc.
(a)(b)
............... 145,591 647,880
Vital Energy, Inc.
(b)
.................. 37,701 2,089,389
W&T Offshore, Inc.
(a)(b)
............... 217,631 953,224
32,932,458
Paper & Forest Products — 0.2%
(b)
Clearwater Paper Corp. .............. 37,355 1,354,119
Glatfelter Corp. .................... 98,776 197,552
1,551,671
Passenger Airlines — 0.1%
(b)
Blade Air Mobility, Inc., Class A .......... 130,554 338,135
Hawaiian Holdings, Inc.
(a)
............. 113,470 718,265
Mesa Air Group, Inc.
(a)
............... 79,153 67,992
1,124,392
Personal Care Products — 0.2%
Honest Co., Inc. (The)
(a)(b)
............. 148,127 186,640
Lifevantage Corp. .................. 26,439 170,531
Natural Alternatives International, Inc.
(b)
.... 11,027 71,565
Natural Health Trends Corp. ........... 17,243 92,250
Nature's Sunshine Products, Inc.
(b)
....... 28,983 480,248
Thorne HealthTech, Inc.
(a)(b)
............ 31,163 317,551
United-Guardian, Inc. ................ 7,528 56,686
Upexi, Inc.
(a)(b)
..................... 22,005 38,069
Veru, Inc.
(a)(b)
...................... 161,627 116,210
1,529,750
Pharmaceuticals — 3.6%
Aclaris Therapeutics, Inc.
(a)(b)
........... 154,776 1,060,216
AN2 Therapeutics, Inc.
(b)
.............. 15,763 253,469
Anebulo Pharmaceuticals, Inc.
(b)
......... 3,827 12,208
ANI Pharmaceuticals, Inc.
(b)
............ 32,265 1,873,306
Aquestive Therapeutics, Inc.
(b)
.......... 92,202 141,069
Assertio Holdings, Inc.
(a)(b)
............. 197,588 505,825
Atea Pharmaceuticals, Inc.
(b)
........... 170,796 512,388
Athira Pharma, Inc.
(a)(b)
............... 73,472 148,413
Biote Corp., Class A
(a)(b)
............... 30,435 155,827
Bright Green Corp.
(a)(b)
............... 133,156 52,717
Cara Therapeutics, Inc.
(b)
............. 104,522 175,597
Citius Pharmaceuticals, Inc.
(a)(b)
......... 274,427 187,818
Clearside Biomedical, Inc.
(a)(b)
........... 124,839 108,598
Cognition Therapeutics, Inc.
(a)(b)
......... 49,243 70,910
Collegium Pharmaceutical, Inc.
(b)
........ 76,873 1,718,112
CorMedix, Inc.
(a)(b)
.................. 115,988 429,156
Cymabay Therapeutics, Inc.
(a)(b)
......... 217,913 3,249,083
Dare Bioscience, Inc.
(b)
............... 186,466 86,110
Durect Corp.
(a)(b)
.................... 54,166 134,873
Edgewise Therapeutics, Inc.
(a)(b)
......... 95,237 545,708
Enliven Therapeutics, Inc.
(a)(b)
........... 52,014 710,511
Esperion Therapeutics, Inc.
(a)(b)
.......... 198,636 194,663
Eton Pharmaceuticals, Inc.
(b)
........... 45,543 189,914
Evolus, Inc.
(a)(b)
.................... 92,241 843,083
Eyenovia, Inc.
(a)(b)
................... 66,677 110,684
EyePoint Pharmaceuticals, Inc.
(a)(b)
....... 58,354 466,249
Fulcrum Therapeutics, Inc.
(a)(b)
.......... 128,046 568,524
Harrow, Inc.
(a)(b)
.................... 65,247 937,599
Ikena Oncology, Inc.
(a)(b)
.............. 54,940 237,890
Journey Medical Corp.
(b)
.............. 13,710 37,565
KALA BIO, Inc.
(b)
................... 4,363 38,831
Liquidia Corp.
(b)
.................... 105,648 669,808
Longboard Pharmaceuticals, Inc.
(a)(b)
...... 34,805 193,516
Lyra Therapeutics, Inc.
(a)(b)
............. 41,096 160,685

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
20
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Marinus Pharmaceuticals, Inc.
(a)(b)
........ 112,067 $ 902,139
MediWound Ltd.
(b)
.................. 13,667 145,417
Mind Medicine MindMed, Inc.
(a)(b)
........ 84,451 264,332
MyMD Pharmaceuticals, Inc.
(a)(b)
......... 85,779 50,781
NGM Biopharmaceuticals, Inc.
(b)
......... 97,190 103,993
Nuvation Bio, Inc., Class A
(b)
........... 322,982 432,796
Ocular Therapeutix, Inc.
(a)(b)
............ 173,538 544,909
Ocuphire Pharma, Inc.
(a)(b)
............. 45,413 152,134
Omeros Corp.
(a)(b)
................... 134,973 394,121
Optinose, Inc.
(b)
.................... 163,749 201,411
Oramed Pharmaceuticals, Inc.
(a)(b)
........ 82,166 214,453
Phathom Pharmaceuticals, Inc.
(b)
........ 68,738 712,813
Phibro Animal Health Corp., Class A ...... 45,118 576,157
ProPhase Labs, Inc.
(b)
................ 27,826 121,600
Rain Oncology, Inc.
(b)
................ 38,181 32,904
Relmada Therapeutics, Inc.
(b)
........... 57,479 172,437
Reviva Pharmaceuticals Holdings, Inc.
(a)(b)
.. 29,698 144,926
RVL Pharmaceuticals plc
(b)
............ 108,177 9,368
Scilex Holding Co., (Acquired 01/06/23 , cost
$1,421,381)
(a)(b)(d)
................. 135,628 186,556
scPharmaceuticals, Inc.
(a)(b)
............ 64,387 458,435
SCYNEXIS, Inc.
(a)(b)
................. 80,460 183,449
SIGA Technologies, Inc. .............. 102,615 538,729
Tarsus Pharmaceuticals, Inc.
(a)(b)
......... 52,524 933,352
Terns Pharmaceuticals, Inc.
(b)
........... 95,022 477,961
TherapeuticsMD, Inc.
(a)(b)
.............. 19,108 57,706
Theravance Biopharma, Inc.
(a)(b)
......... 124,767 1,076,739
Theseus Pharmaceuticals, Inc.
(b)
........ 45,146 121,443
Third Harmonic Bio, Inc.
(a)(b)
............ 43,175 275,888
Trevi Therapeutics, Inc.
(b)
............. 92,822 202,352
Verrica Pharmaceuticals, Inc.
(a)(b)
........ 46,689 181,387
WaVe Life Sciences Ltd.
(b)
............. 130,364 749,593
Xeris Biopharma Holdings, Inc.
(b)
........ 296,367 551,243
Zevra Therapeutics, Inc.
(a)(b)
............ 75,840 365,549
28,317,998
Professional Services — 1.7%
Asure Software, Inc.
(a)(b)
............... 42,189 399,108
Barrett Business Services, Inc. .......... 14,864 1,341,327
BGSF, Inc. ....................... 22,482 216,052
BlackSky Technology, Inc., Class A
(a)(b)
..... 262,724 307,387
CRA International, Inc. ............... 15,100 1,521,476
DLH Holdings Corp.
(a)(b)
............... 14,454 168,678
FiscalNote Holdings, Inc., Class A
(a)(b)
..... 138,412 287,897
Forrester Research, Inc.
(b)
............. 26,213 757,556
Franklin Covey Co.
(b)
................ 25,908 1,111,971
Heidrick & Struggles International, Inc. .... 44,148 1,104,583
HireQuest, Inc.
(a)
................... 11,999 185,145
Hudson Global, Inc.
(b)
................ 5,992 116,125
IBEX Holdings Ltd.
(b)
................. 24,472 378,092
Innodata, Inc.
(a)(b)
................... 56,116 478,670
Kelly Services, Inc., Class A, NVS ....... 70,799 1,287,834
Mastech Digital, Inc.
(b)
................ 8,728 78,552
Mistras Group, Inc.
(a)(b)
............... 46,577 253,845
Professional Diversity Network, Inc.
(b)
..... 13,339 34,148
RCM Technologies, Inc.
(a)(b)
............ 14,387 281,122
Resources Connection, Inc. ............ 72,303 1,078,038
Skillsoft Corp., Class A
(b)
.............. 193,519 171,535
StarTek, Inc.
(b)
..................... 35,653 115,872
Steel Connect, Inc.
(b)
................ 9,449 101,104
TrueBlue, Inc.
(b)
.................... 67,732 993,629
Where Food Comes From, Inc.
(b)
........ 5,307 75,094
Willdan Group, Inc.
(a)(b)
............... 27,159 554,858
13,399,698
Security
Shares
Shares Value
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.
(b)
..... 1,575 $ 10,868
American Realty Investors, Inc.
(b)
........ 3,339 48,816
AMREP Corp.
(a)(b)
................... 5,798 97,537
Comstock Holding Cos., Inc., Class A
(b)
.... 4,714 22,156
Douglas Elliman, Inc. ................ 180,639 408,244
Fathom Holdings, Inc.
(b)
.............. 20,086 81,951
Forestar Group, Inc.
(b)
................ 40,847 1,100,418
FRP Holdings, Inc.
(b)
................. 14,614 788,718
InterGroup Corp. (The)
(b)
.............. 823 25,118
JW Mays, Inc.
(b)
.................... 880 41,694
LuxUrban Hotels, Inc.
(b)
............... 29,247 136,291
Maui Land & Pineapple Co., Inc.
(a)(b)
...... 16,588 219,791
Rafael Holdings, Inc., Class B
(a)(b)
........ 30,681 58,294
RE/MAX Holdings, Inc., Class A ......... 38,845 502,654
Stratus Properties, Inc.
(b)
.............. 12,601 345,267
Tejon Ranch Co.
(b)
.................. 46,220 749,688
Transcontinental Realty Investors, Inc.
(b)
... 4,301 131,697
4,769,202
Residential REITs — 0.3%
Bluerock Homes Trust, Inc., Class A
(b)
..... 7,318 94,549
BRT Apartments Corp. ............... 26,575 458,950
Clipper Realty, Inc. .................. 25,987 134,613
UMH Properties, Inc. ................ 123,953 1,737,821
2,425,933
Retail REITs — 0.6%
CBL & Associates Properties, Inc.
(a)
....... 59,960 1,257,961
NETSTREIT Corp. .................. 149,933 2,335,956
Whitestone REIT ................... 108,121 1,041,205
4,635,122
Semiconductors & Semiconductor Equipment — 2.8%
ACM Research, Inc., Class A
(a)(b)
......... 106,742 1,932,564
Aehr Test Systems
(a)(b)
................ 57,646 2,634,422
Alpha & Omega Semiconductor Ltd.
(b)
..... 51,657 1,541,445
Amtech Systems, Inc.
(b)
............... 25,684 195,712
Atomera, Inc.
(a)(b)
................... 47,180 295,347
AXT, Inc.
(b)
....................... 92,175 221,220
CEVA, Inc.
(b)
...................... 51,425 997,131
CVD Equipment Corp.
(a)(b)
............. 12,661 86,728
eMagin Corp.
(a)(b)
................... 179,169 356,546
Everspin Technologies, Inc.
(b)
........... 41,682 409,734
GSI Technology, Inc.
(b)
............... 40,760 110,460
Ichor Holdings Ltd.
(a)(b)
................ 63,394 1,962,678
indie Semiconductor, Inc., Class A
(a)(b)
..... 307,125 1,934,887
inTEST Corp.
(b)
.................... 23,920 362,866
Kopin Corp.
(a)(b)
.................... 234,847 286,513
Navitas Semiconductor Corp.
(b)
......... 243,080 1,689,406
NVE Corp. ....................... 10,631 873,230
Photronics, Inc.
(a)(b)
.................. 135,719 2,742,881
Pixelworks, Inc.
(a)(b)
.................. 120,751 136,449
QuickLogic Corp.
(a)(b)
................. 30,101 258,869
SkyWater Technology, Inc.
(b)
........... 38,931 234,365
SMART Global Holdings, Inc.
(a)(b)
........ 107,411 2,615,458
SPI Energy Co. Ltd.
(a)(b)
............... 54,962 43,695
Transphorm, Inc.
(b)
.................. 63,061 139,995
22,062,601
Software — 3.1%
8x8, Inc.
(a)(b)
....................... 259,275 653,373
A10 Networks, Inc. .................. 157,457 2,366,579
American Software, Inc., Class A ........ 71,613 820,685
Applied Digital Corp.
(a)(b)
.............. 153,470 957,653
Arteris, Inc.
(a)(b)
..................... 38,674 251,768
AudioEye, Inc.
(a)(b)
.................. 16,429 81,324

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
21
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
AvePoint, Inc., Class A
(a)(b)
............. 341,788 $ 2,296,815
Aware, Inc.
(b)
...................... 28,311 39,069
Bit Digital, Inc.
(a)(b)
................... 160,827 344,170
Cipher Mining, Inc.
(a)(b)
................ 93,333 217,466
Cleanspark, Inc.
(a)(b)
................. 246,296 938,388
CoreCard Corp.
(a)(b)
................. 16,182 323,640
Couchbase, Inc.
(b)
.................. 75,351 1,293,023
CS Disco, Inc.
(b)
.................... 50,624 336,143
CXApp, Inc.
(a)(b)
.................... 4,349 7,872
CYNGN, Inc.
(a)(b)
................... 27,580 13,238
Dave, Inc.
(a)(b)
..................... 15,469 98,228
Digimarc Corp.
(a)(b)
.................. 31,687 1,029,511
Ebix, Inc. ........................ 58,871 581,645
eGain Corp.
(b)
..................... 46,700 286,271
Expensify, Inc., Class A
(b)
............. 122,221 397,218
Intellicheck, Inc.
(a)(b)
................. 40,211 89,268
Issuer Direct Corp.
(b)
................. 6,363 119,624
Kaltura, Inc.
(a)(b)
.................... 185,092 320,209
LivePerson, Inc.
(a)(b)
................. 160,393 623,929
LiveVox Holdings, Inc., Class A
(b)
........ 49,789 166,295
Mawson Infrastructure Group, Inc.
(a)(b)
..... 27,055 14,867
Mitek Systems, Inc.
(b)
................ 95,095 1,019,418
Near Intelligence, Inc.
(a)(b)
............. 17,981 4,404
NextNav, Inc.
(a)(b)
................... 121,925 626,694
ON24, Inc. ....................... 72,225 457,184
OneSpan, Inc.
(b)
.................... 89,337 960,373
Park City Group, Inc.
(a)
............... 26,155 229,118
Porch Group, Inc.
(a)(b)
................ 172,285 138,276
Quantum Computing, Inc.
(a)(b)
........... 62,963 68,000
Red Violet, Inc.
(b)
................... 24,861 497,469
Rekor Systems, Inc.
(a)(b)
............... 122,914 346,617
Rimini Street, Inc.
(b)
................. 116,075 255,365
Smith Micro Software, Inc.
(a)(b)
.......... 120,924 146,318
SoundHound AI, Inc., Class A
(a)(b)
........ 307,705 618,487
SoundThinking, Inc.
(b)
................ 21,172 378,979
SRAX, Inc., NVS
(b)
.................. 49,878 2,993
Telos Corp.
(a)(b)
..................... 115,666 276,442
Terawulf, Inc.
(a)(b)
................... 301,399 379,763
Upland Software, Inc.
(a)(b)
.............. 64,693 298,882
Veritone, Inc.
(a)(b)
................... 58,925 152,027
Viant Technology, Inc., Class A
(b)
......... 32,289 180,818
Weave Communications, Inc.
(b)
......... 73,148 596,156
Xperi, Inc.
(b)
....................... 94,942 936,128
Yext, Inc.
(b)
....................... 237,302 1,502,122
24,740,304
Specialized REITs — 0.3%
Farmland Partners, Inc. .............. 107,308 1,100,980
Gladstone Land Corp.
(a)
.............. 74,712 1,063,152
Global Self Storage, Inc. .............. 23,007 111,814
2,275,946
Specialty Retail — 3.4%
1-800-Flowers.com, Inc., Class A
(a)(b)
...... 57,981 405,867
Aaron's Co., Inc. (The) ............... 68,275 714,839
America's Car-Mart, Inc.
(a)(b)
............ 13,436 1,222,542
BARK, Inc.
(a)(b)
..................... 296,777 356,132
Barnes & Noble Education, Inc.
(b)
........ 103,278 112,573
Big 5 Sporting Goods Corp.
(a)
........... 47,384 332,162
Build-A-Bear Workshop, Inc. ........... 29,317 862,213
Caleres, Inc. ...................... 77,378 2,225,391
CarParts.com, Inc.
(b)
................. 118,463 488,068
Cato Corp. (The), Class A ............. 38,798 297,193
Chico's FAS, Inc.
(a)(b)
................. 268,158 2,005,822
Children's Place, Inc. (The)
(b)
........... 26,293 710,700
Security
Shares
Shares Value
Specialty Retail (continued)
Citi Trends, Inc.
(a)(b)
.................. 18,000 $ 399,960
Conn's, Inc.
(a)(b)
.................... 29,026 114,653
Container Store Group, Inc. (The)
(a)(b)
..... 75,172 169,137
Destination XL Group, Inc.
(b)
........... 129,787 581,446
Duluth Holdings, Inc., Class B
(a)(b)
........ 30,196 181,478
Envela Corp.
(a)(b)
................... 17,247 81,751
Genesco, Inc.
(a)(b)
................... 26,907 829,274
GrowGeneration Corp.
(a)(b)
............. 131,276 383,326
Haverty Furniture Cos., Inc. ............ 32,572 937,422
Hibbett, Inc. ...................... 28,036 1,331,990
J Jill, Inc.
(b)
....................... 10,124 299,670
JOANN, Inc.
(b)
..................... 23,249 16,739
Kirkland's, Inc.
(a)(b)
.................. 23,426 40,293
Lands' End, Inc.
(a)(b)
................. 33,037 246,786
Lazydays Holdings, Inc.
(a)(b)
............ 28,078 213,393
LL Flooring Holdings, Inc.
(a)(b)
........... 67,487 213,934
Lulu's Fashion Lounge Holdings, Inc.
(a)(b)
... 38,270 76,923
MarineMax, Inc.
(b)
................... 47,627 1,563,118
OneWater Marine, Inc., Class A
(b)
........ 25,675 657,793
PetMed Express, Inc. ................ 45,224 463,546
RealReal, Inc. (The)
(b)
................ 207,468 437,757
Rent the Runway, Inc., Class A
(a)(b)
....... 107,279 73,014
RumbleON, Inc., Class B
(a)(b)
........... 30,212 185,200
Shoe Carnival, Inc.
(a)
................ 40,585 975,257
Sleep Number Corp.
(a)(b)
.............. 47,645 1,171,590
Sportsman's Warehouse Holdings, Inc.
(a)(b)
.. 83,483 374,839
Stitch Fix, Inc., Class A
(a)(b)
............. 190,558 657,425
Tandy Leather Factory, Inc.
(b)
........... 6,524 27,466
ThredUp, Inc., Class A
(a)(b)
............. 160,101 642,005
Tile Shop Holdings, Inc.
(b)
............. 63,666 349,526
Tilly's, Inc., Class A
(b)
................ 49,848 404,766
Torrid Holdings, Inc.
(a)(b)
............... 27,175 60,057
Winmark Corp. .................... 6,367 2,375,719
Zumiez, Inc.
(b)
..................... 35,284 628,055
26,898,810
Technology Hardware, Storage & Peripherals — 0.3%
AstroNova, Inc.
(b)
................... 14,324 179,050
CompoSecure, Inc., Class A
(a)(b)
......... 36,519 235,548
CPI Card Group, Inc.
(b)
............... 9,520 176,310
Eastman Kodak Co.
(b)
................ 126,854 534,055
Immersion Corp. ................... 69,700 460,717
Intevac, Inc.
(b)
..................... 56,874 176,878
Movano, Inc.
(a)(b)
.................... 85,157 92,821
One Stop Systems, Inc.
(a)(b)
............ 37,412 69,212
Quantum Corp.
(a)(b)
.................. 145,364 88,672
Sonim Technologies, Inc.
(a)(b)
........... 46,138 31,259
TransAct Technologies, Inc.
(b)
........... 19,773 126,943
Turtle Beach Corp.
(b)
................. 34,979 317,434
2,488,899
Textiles, Apparel & Luxury Goods — 0.4%
Allbirds, Inc., Class A
(a)(b)
.............. 212,330 235,686
Crown Crafts, Inc. .................. 20,785 97,897
Culp, Inc.
(b)
....................... 26,094 145,605
Delta Apparel, Inc.
(a)(b)
................ 14,271 94,617
Fossil Group, Inc.
(b)
................. 106,487 219,363
Jerash Holdings US, Inc. .............. 13,137 39,543
Lakeland Industries, Inc.
(a)
............. 15,806 238,197
Movado Group, Inc. ................. 33,926 927,876
PLBY Group, Inc.
(a)(b)
................ 113,307 90,759
Rocky Brands, Inc. .................. 15,576 228,967
Superior Group of Cos., Inc. ........... 27,104 210,869
Unifi, Inc.
(a)(b)
...................... 32,013 227,292
Vera Bradley, Inc.
(b)
................. 58,710 388,073

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
22
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
Vince Holding Corp.
(b)
................ 8,717 $ 13,668
3,158,412
Tobacco — 0.1%
Ispire Technology, Inc.
(a)(b)
............. 5,734 52,466
Turning Point Brands, Inc. ............. 38,130 880,422
932,888
Trading Companies & Distributors — 1.1%
Alta Equipment Group, Inc., Class A ...... 51,204 617,520
BlueLinx Holdings, Inc.
(b)
.............. 19,404 1,592,874
Distribution Solutions Group, Inc.
(b)
....... 19,954 518,804
DXP Enterprises, Inc.
(b)
............... 31,255 1,092,050
EVI Industries, Inc.
(b)
................. 10,596 262,993
Hudson Technologies, Inc.
(a)(b)
.......... 97,714 1,299,596
Karat Packaging, Inc. ................ 12,696 292,770
Mega Matrix Corp.
(b)
................. 57,687 50,733
Titan Machinery, Inc.
(b)
............... 45,892 1,219,809
Transcat, Inc.
(a)(b)
................... 16,387 1,605,434
Willis Lease Finance Corp.
(a)(b)
.......... 6,965 294,620
8,847,203
Water Utilities — 0.5%
Artesian Resources Corp., Class A, NVS ... 20,341 854,119
Cadiz, Inc.
(a)(b)
..................... 90,409 299,254
Consolidated Water Co. Ltd. ........... 33,539 953,849
Global Water Resources, Inc. ........... 24,961 243,370
Pure Cycle Corp.
(b)
.................. 43,643 418,973
York Water Co. (The) ................ 31,746 1,190,157
3,959,722
Wireless Telecommunication Services — 0.2%
FingerMotion, Inc.
(a)(b)
................ 91,359 567,339
KORE Group Holdings, Inc.
(b)
........... 112,601 68,124
Spok Holdings, Inc. ................. 39,295 560,740
SurgePays, Inc.
(a)(b)
................. 19,279 90,226
Tingo Group, Inc.
(a)(b)
................. 272,205 279,010
1,565,439
Total Common Stocks — 99.8%
(Cost: $1,012,400,302) ........................... 790,652,656
Preferred Stocks
Software — 0.0%
BTCS, Inc.
(b)
...................... 19,145 —
Total Preferred Stocks — 0.0%
(Cost: $–) .................................... —
Rights
Biotechnology — 0.0%
(b)(c)
Contra Aduro Biotech I, CVR ........... 33,109 84,063
Disc Medicine, Inc., CVR
(a)
............ 44,944 —
OncoMed Pharmaceuticals, Inc., CVR ..... 60,904 14,331
Oncternal Therapeutics, Inc., CVR
(a)
...... 1,634 1,675
100,069
Diversified Telecommunication Services — 0.0%
Contra Communications, CVR
(b)(c)
........ 4,194 10,377
Security
Shares
Shares Value
Pharmaceuticals — 0.0%
Contra CVR Catalyst, CVR
(b)
........... 37,156 $ 11,890
Total Rights — 0.0%
(Cost: $15,237) ................................ 122,336
Total Long-Term Investments — 99.8%
(Cost: $1,012,415,539) ........................... 790,774,992
Short-Term Securities
Money Market Funds — 17.4%
(e)(f)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(g)
............ 133,388,080 133,441,436
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 4,320,544 4,320,544
Total Short-Term Securities — 17.4%
(Cost: $137,681,450) ............................. 137,761,980
Total Investments — 117.2%
(Cost: $1,150,096,989 ) ........................... 928,536,972
Liabilities in Excess of Other Assets — (17.2)% ........... (136,090,383)
Net Assets — 100.0% ..............................
$ 792,446,589
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $186,556, representing less than 0.05% of its net assets as of period end, and an original cost of $1,421,381.
(e)
Affiliate of the Fund.
(f)
Annualized 7-day yield as of period end.
(g)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
Schedules of Investments
23
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 142,621,872 $ — $ (9,188,352)
(a)
$ 3,951 $ 3,965 $ 133,441,436 133,388,080 $ 1,945,662
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 1,674,220 2,646,387
(a)
— (63) — 4,320,544 4,320,544 39,741 —
$ 3,888 $ 3,965 $ 137,761,980 $ 1,985,403 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 13 12/15/23 $ 1,169 $ (26,175)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 26,175 $ — $ — $ — $ 26,175
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (180,585) $ — $ — $ — $ (180,585)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (69,296) $ — $ — $ — $ (69,296)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 2,297,875

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Micro-Cap ETF
24
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 790,454,711 $ 189,549 $ 8,396 $ 790,652,656
Preferred Stocks ......................................... — — — —
Rights ................................................ — 11,890 110,446 122,336
Short-Term Securities
Money Market Funds ...................................... 137,761,980 — — 137,761,980
$ 928,216,691 $ 201,439 $ 118,842 $ 928,536,972
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (26,175) $ — $ — $ (26,175)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
25
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.3%
Axon Enterprise, Inc.
(a)(b)
.............. 9,914 $ 1,972,787
BWX Technologies, Inc. .............. 13,009 975,415
Curtiss-Wright Corp. ................. 5,443 1,064,814
Hexcel Corp. ...................... 12,037 784,090
Huntington Ingalls Industries, Inc. ........ 5,583 1,142,170
Mercury Systems, Inc.
(a)(b)
............. 7,200 267,048
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 14,879 240,147
Textron, Inc. ...................... 28,215 2,204,720
Woodward, Inc. .................... 8,429 1,047,388
9,698,579
Air Freight & Logistics — 0.1%
GXO Logistics, Inc.
(a)(b)
............... 16,687 978,693
Automobile Components — 0.5%
BorgWarner, Inc. ................... 33,205 1,340,486
Gentex Corp. ..................... 33,419 1,087,454
Lear Corp. ....................... 8,365 1,122,583
Phinia, Inc. ....................... 6,605 176,948
QuantumScape Corp., Class A
(a)(b)
....... 42,270 282,786
4,010,257
Automobiles — 0.2%
Harley-Davidson, Inc. ................ 18,776 620,735
Thor Industries, Inc. ................. 7,323 696,637
1,317,372
Banks — 2.1%
Bank OZK ....................... 15,786 585,187
BOK Financial Corp. ................. 4,106 328,398
Columbia Banking System, Inc. ......... 29,720 603,316
Comerica, Inc. ..................... 18,808 781,472
Commerce Bancshares, Inc. ........... 16,464 789,943
Cullen/Frost Bankers, Inc. ............. 8,519 777,018
East West Bancorp, Inc. .............. 20,162 1,062,739
First Citizens BancShares, Inc., Class A .... 1,553 2,143,295
First Hawaiian, Inc. ................. 18,329 330,839
First Horizon Corp. .................. 79,505 876,145
FNB Corp. ....................... 51,662 557,433
New York Community Bancorp, Inc. ...... 102,329 1,160,411
Pinnacle Financial Partners, Inc. ......... 10,786 723,094
Popular, Inc. ...................... 10,137 638,732
Prosperity Bancshares, Inc. ............ 12,464 680,285
Synovus Financial Corp. .............. 20,718 575,960
Webster Financial Corp. .............. 24,942 1,005,412
Western Alliance Bancorp ............. 15,499 712,489
Wintrust Financial Corp. .............. 8,773 662,362
Zions Bancorp NA .................. 20,852 727,526
15,722,056
Beverages — 0.2%
(b)
Boston Beer Co., Inc. (The), Class A ...... 1,354 527,424
Celsius Holdings, Inc.
(a)
............... 6,852 1,175,803
1,703,227
Biotechnology — 1.5%
(b)
Apellis Pharmaceuticals, Inc.
(a)
.......... 14,355 546,064
Exact Sciences Corp.
(a)
............... 25,464 1,737,154
Exelixis, Inc.
(a)
..................... 45,547 995,202
Ionis Pharmaceuticals, Inc.
(a)
........... 20,331 922,214
Karuna Therapeutics, Inc. ............. 5,076 858,301
Mirati Therapeutics, Inc.
(a)
............. 6,572 286,276
Natera, Inc. ....................... 14,838 656,581
Neurocrine Biosciences, Inc. ........... 13,798 1,552,275
Roivant Sciences Ltd.
(a)
............... 49,663 580,064
Security
Shares
Shares Value
Biotechnology (continued)
Sarepta Therapeutics, Inc.
(a)
........... 12,740 $ 1,544,343
Ultragenyx Pharmaceutical, Inc.
(a)
........ 9,618 342,882
United Therapeutics Corp.
(a)
............ 6,426 1,451,441
11,472,797
Broadline Retail — 0.2%
Kohl's Corp. ...................... 15,681 328,674
Macy's, Inc. ...................... 38,409 445,929
Nordstrom, Inc. .................... 16,335 244,045
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 8,841 682,348
1,700,996
Building Products — 1.9%
Advanced Drainage Systems, Inc. ....... 9,750 1,109,843
Allegion plc ....................... 12,509 1,303,438
AO Smith Corp. .................... 17,486 1,156,349
Armstrong World Industries, Inc. ......... 6,436 463,392
AZEK Co., Inc. (The), Class A
(b)
......... 18,863 560,986
Builders FirstSource, Inc.
(a)(b)
........... 18,155 2,260,116
Carlisle Cos., Inc. .................. 7,079 1,835,302
Fortune Brands Innovations, Inc. ........ 18,009 1,119,439
Hayward Holdings, Inc.
(b)
.............. 18,854 265,841
Lennox International, Inc. ............. 4,555 1,705,574
Owens Corning .................... 12,827 1,749,731
Trex Co., Inc.
(a)(b)
................... 15,484 954,279
14,484,290
Capital Markets — 2.2%
Affiliated Managers Group, Inc. ......... 5,149 671,121
Carlyle Group, Inc. (The) .............. 30,172 909,988
CBOE Global Markets, Inc. ............ 15,053 2,351,429
Evercore, Inc., Class A ............... 5,095 702,499
FactSet Research Systems, Inc. ......... 5,496 2,403,181
Houlihan Lokey, Inc., Class A ........... 7,237 775,227
Invesco Ltd. ...................... 51,803 752,180
Janus Henderson Group plc ........... 19,232 496,570
Jefferies Financial Group, Inc. .......... 27,123 993,515
Lazard Ltd., Class A ................. 15,726 487,663
MarketAxess Holdings, Inc. ............ 5,279 1,127,806
Morningstar, Inc. ................... 3,675 860,832
Robinhood Markets, Inc., Class A
(b)
....... 95,361 935,491
SEI Investments Co. ................. 14,661 883,032
Stifel Financial Corp. ................ 14,750 906,240
TPG, Inc., Class A .................. 9,349 281,592
Virtu Financial, Inc., Class A ............ 13,095 226,151
XP, Inc., Class A ................... 47,664 1,098,655
16,863,172
Chemicals — 0.9%
Ashland, Inc. ...................... 6,763 552,402
Axalta Coating Systems Ltd.
(b)
.......... 31,598 849,986
Chemours Co. (The) ................. 21,205 594,800
Element Solutions, Inc. ............... 31,994 627,402
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 220,627 399,335
Huntsman Corp. ................... 24,122 588,577
NewMarket Corp. ................... 898 408,626
Olin Corp. ........................ 18,413 920,282
RPM International, Inc. ............... 18,113 1,717,294
Scotts Miracle-Gro Co. (The) ........... 5,961 308,064
6,966,768
Commercial Services & Supplies — 0.6%
Clean Harbors, Inc.
(a)(b)
............... 7,218 1,208,005
Driven Brands Holdings, Inc.
(a)(b)
......... 8,804 110,842
MSA Safety, Inc. ................... 5,260 829,239
Stericycle, Inc.
(a)(b)
.................. 13,137 587,355
Tetra Tech, Inc. .................... 7,585 1,153,148

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
26
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Vestis Corp.
(b)
..................... 16,694 $ 322,194
4,210,783
Communications Equipment — 0.6%
Ciena Corp.
(a)(b)
.................... 21,057 995,154
F5, Inc.
(b)
........................ 8,585 1,383,387
Juniper Networks, Inc. ............... 45,346 1,260,165
Lumentum Holdings, Inc.
(b)
............ 9,769 441,363
Viasat, Inc.
(a)(b)
..................... 16,697 308,227
4,388,296
Construction & Engineering — 0.8%
AECOM ......................... 18,635 1,547,450
EMCOR Group, Inc. ................. 6,676 1,404,564
MasTec, Inc.
(a)(b)
.................... 8,882 639,238
MDU Resources Group, Inc. ........... 28,782 563,552
Valmont Industries, Inc. ............... 2,940 706,217
WillScot Mobile Mini Holdings Corp.
(b)
..... 28,017 1,165,227
6,026,248
Construction Materials — 0.1%
Eagle Materials, Inc. ................. 5,082 846,255
Consumer Finance — 0.5%
Ally Financial, Inc. .................. 39,158 1,044,735
Credit Acceptance Corp.
(a)(b)
............ 904 415,949
OneMain Holdings, Inc. ............... 16,053 643,565
SLM Corp. ....................... 32,077 436,889
SoFi Technologies, Inc.
(b)
.............. 131,588 1,051,388
3,592,526
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A .......... 59,364 1,350,531
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 18,954 1,352,747
Casey's General Stores, Inc. ........... 5,312 1,442,314
Grocery Outlet Holding Corp.
(b)
.......... 13,687 394,870
Performance Food Group Co.
(a)(b)
........ 21,835 1,285,208
US Foods Holding Corp.
(b)
............. 32,265 1,280,921
7,106,591
Containers & Packaging — 1.6%
AptarGroup, Inc. ................... 9,326 1,166,123
Ardagh Group SA, Class A ............ 885 4,828
Ardagh Metal Packaging SA ........... 22,336 69,912
Avery Dennison Corp. ................ 11,520 2,104,358
Berry Global Group, Inc. .............. 17,008 1,052,965
Crown Holdings, Inc.
(a)
............... 15,108 1,336,756
Graphic Packaging Holding Co. ......... 43,462 968,333
Packaging Corp. of America ........... 12,607 1,935,805
Sealed Air Corp. ................... 20,355 668,865
Silgan Holdings, Inc. ................. 11,971 516,070
Sonoco Products Co. ................ 13,854 752,965
WestRock Co. ..................... 36,204 1,296,103
11,873,083
Distributors — 0.3%
Pool Corp. ....................... 5,435 1,935,403
Diversified Consumer Services — 0.5%
ADT, Inc. ........................ 30,543 183,258
Bright Horizons Family Solutions, Inc.
(a)(b)
... 8,209 668,705
Grand Canyon Education, Inc.
(a)(b)
........ 4,350 508,428
H&R Block, Inc. .................... 21,704 934,574
Mister Car Wash, Inc.
(a)(b)
.............. 10,590 58,351
Service Corp. International ............ 20,948 1,196,969
3,550,285
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Frontier Communications Parent, Inc.
(b)
.... 35,114 $ 549,534
Iridium Communications, Inc.
(a)
.......... 17,807 810,041
1,359,575
Electric Utilities — 0.6%
Hawaiian Electric Industries, Inc. ........ 15,718 193,489
IDACORP, Inc. .................... 7,167 671,189
NRG Energy, Inc. ................... 32,889 1,266,884
OGE Energy Corp. .................. 28,442 947,972
Pinnacle West Capital Corp. ........... 16,184 1,192,437
4,271,971
Electrical Equipment — 1.4%
Acuity Brands, Inc. .................. 4,453 758,390
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 42,719 212,314
Generac Holdings, Inc.
(a)(b)
............. 8,661 943,703
Hubbell, Inc. ...................... 7,640 2,394,452
nVent Electric plc ................... 23,442 1,242,192
Plug Power, Inc.
(a)(b)
................. 75,358 572,721
Regal Rexnord Corp. ................ 9,418 1,345,644
Sensata Technologies Holding plc ........ 21,559 815,361
Sunrun, Inc.
(a)(b)
.................... 30,197 379,274
Vertiv Holdings Co., Class A ........... 48,961 1,821,349
10,485,400
Electronic Equipment, Instruments & Components — 1.3%
Arrow Electronics, Inc.
(a)(b)
............. 8,167 1,022,835
Avnet, Inc. ....................... 12,964 624,735
Cognex Corp. ..................... 24,608 1,044,364
Coherent Corp.
(b)
................... 17,115 558,634
Crane NXT Co. .................... 6,836 379,876
IPG Photonics Corp.
(a)(b)
.............. 4,304 437,028
Jabil, Inc.
(a)
....................... 18,198 2,309,144
Littelfuse, Inc. ..................... 3,447 852,512
National Instruments Corp. ............ 18,658 1,112,390
TD SYNNEX Corp. .................. 5,967 595,865
Vontier Corp. ...................... 22,300 689,516
9,626,899
Energy Equipment & Services — 0.3%
NOV, Inc.
(a)
....................... 56,121 1,172,929
TechnipFMC plc .................... 62,594 1,273,162
2,446,091
Entertainment — 0.4%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
8,380 66,956
Liberty Media Corp.-Liberty Live, Class A
(b)
.. 2,842 90,716
Liberty Media Corp.-Liberty Live, Class C,
NVS
(a)(b)
....................... 6,628 212,759
Madison Square Garden Sports Corp. ..... 2,669 470,545
Playtika Holding Corp.
(b)
.............. 3,335 32,116
Roku, Inc., Class A
(a)(b)
............... 17,555 1,239,208
TKO Group Holdings, Inc. ............. 6,205 521,592
2,633,892
Financial Services — 1.2%
Affirm Holdings, Inc., Class A
(a)(b)
......... 31,278 665,283
Equitable Holdings, Inc. .............. 51,172 1,452,773
Euronet Worldwide, Inc.
(b)
............. 6,810 540,578
Jack Henry & Associates, Inc. .......... 10,427 1,575,937
MGIC Investment Corp. .............. 40,777 680,568
Shift4 Payments, Inc., Class A
(b)
......... 7,813 432,606
TFS Financial Corp. ................. 7,490 88,532
Toast, Inc., Class A
(a)(b)
............... 50,823 951,915
UWM Holdings Corp., Class A .......... 14,455 70,107
Voya Financial, Inc. ................. 14,078 935,483
Western Union Co. (The) ............. 36,740 484,233

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
27
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
WEX, Inc.
(a)(b)
...................... 6,116 $ 1,150,358
9,028,373
Food Products — 0.5%
Darling Ingredients, Inc.
(b)
............. 22,690 1,184,418
Flowers Foods, Inc. ................. 26,892 596,464
Freshpet, Inc.
(b)
.................... 6,517 429,340
Ingredion, Inc. ..................... 9,375 922,500
Pilgrim's Pride Corp.
(b)
............... 5,812 132,688
Post Holdings, Inc.
(a)(b)
................ 7,666 657,283
Seaboard Corp. .................... 36 135,108
4,057,801
Gas Utilities — 0.2%
National Fuel Gas Co. ............... 12,656 656,973
UGI Corp. ........................ 29,891 687,493
1,344,466
Ground Transportation — 1.0%
Avis Budget Group, Inc.
(b)
............. 2,928 526,132
Hertz Global Holdings, Inc.
(a)(b)
.......... 19,504 238,924
Knight-Swift Transportation Holdings, Inc. .. 22,284 1,117,542
Landstar System, Inc. ................ 5,099 902,217
Lyft, Inc., Class A
(a)(b)
................. 48,017 506,099
Ryder System, Inc. .................. 6,408 685,336
Saia, Inc.
(b)
....................... 3,781 1,507,296
Schneider National, Inc., Class B ........ 7,784 215,539
U-Haul Holding Co., NVS
(a)
............ 14,339 751,220
U-Haul Holding Co.
(b)
................ 1,099 59,973
XPO, Inc.
(a)(b)
...................... 16,241 1,212,553
7,722,831
Health Care Equipment & Supplies — 1.1%
Dentsply Sirona, Inc. ................ 30,130 1,029,241
Enovis Corp.
(b)
..................... 7,569 399,113
Envista Holdings Corp.
(b)
.............. 23,198 646,760
Globus Medical, Inc., Class A
(a)(b)
........ 16,844 836,305
ICU Medical, Inc.
(a)(b)
................. 2,872 341,797
Inspire Medical Systems, Inc.
(b)
......... 4,109 815,390
Integra LifeSciences Holdings Corp.
(b)
..... 10,305 393,548
Masimo Corp.
(a)(b)
................... 6,156 539,758
Novocure Ltd.
(b)
.................... 14,888 240,441
Penumbra, Inc.
(b)
................... 5,167 1,249,949
QuidelOrtho Corp.
(a)(b)
................ 7,659 559,413
Shockwave Medical, Inc.
(a)(b)
........... 5,175 1,030,343
Tandem Diabetes Care, Inc.
(b)
.......... 9,338 193,950
8,276,008
Health Care Providers & Services — 1.2%
Acadia Healthcare Co., Inc.
(b)
........... 12,723 894,554
agilon health, Inc.
(a)(b)
................ 41,553 737,981
Amedisys, Inc.
(a)(b)
.................. 4,617 431,228
Chemed Corp.
(a)
................... 2,098 1,090,331
DaVita, Inc.
(a)(b)
.................... 7,726 730,339
Encompass Health Corp. ............. 14,106 947,359
Henry Schein, Inc.
(a)(b)
................ 18,556 1,377,783
Premier, Inc., Class A ................ 17,045 366,467
R1 RCM, Inc.
(b)
.................... 22,098 333,017
Tenet Healthcare Corp.
(b)
.............. 14,396 948,552
Universal Health Services, Inc., Class B ... 8,631 1,085,176
8,942,787
Health Care REITs — 0.3%
Healthcare Realty Trust, Inc., Class A
(a)
.... 54,143 826,763
Medical Properties Trust, Inc. ........... 85,051 463,528
Security
Shares
Shares Value
Health Care REITs (continued)
Omega Healthcare Investors, Inc. ........ 33,404 $ 1,107,677
2,397,968
Health Care Technology — 0.1%
(a)(b)
Certara, Inc. ...................... 17,016 247,412
Doximity, Inc., Class A ............... 17,131 363,520
Teladoc Health, Inc. ................. 23,288 432,924
1,043,856
Hotel & Resort REITs — 0.3%
Host Hotels & Resorts, Inc. ............ 101,075 1,624,275
Park Hotels & Resorts, Inc. ............ 30,457 375,230
1,999,505
Hotels, Restaurants & Leisure — 1.7%
Aramark ......................... 33,342 1,156,967
Boyd Gaming Corp. ................. 10,403 632,815
Cava Group, Inc.
(a)(b)
................. 2,303 70,541
Choice Hotels International, Inc. ......... 4,366 534,879
Churchill Downs, Inc. ................ 10,125 1,174,905
Hyatt Hotels Corp., Class A ............ 6,586 698,643
Marriott Vacations Worldwide Corp. ....... 5,238 527,100
Norwegian Cruise Line Holdings Ltd.
(b)
..... 60,382 995,095
Penn Entertainment, Inc.
(a)(b)
........... 22,026 505,497
Planet Fitness, Inc., Class A
(b)
.......... 12,069 593,553
Texas Roadhouse, Inc. ............... 9,537 916,506
Travel + Leisure Co. ................. 10,257 376,740
Vail Resorts, Inc. ................... 5,454 1,210,188
Wendy's Co. (The) .................. 24,786 505,882
Wingstop, Inc.
(a)
.................... 4,235 761,622
Wyndham Hotels & Resorts, Inc. ........ 12,006 834,897
Wynn Resorts Ltd. .................. 14,780 1,365,820
12,861,650
Household Durables — 1.1%
Leggett & Platt, Inc. ................. 19,030 483,552
Mohawk Industries, Inc.
(b)
............. 7,491 642,803
Newell Brands, Inc. ................. 54,563 492,704
PulteGroup, Inc. ................... 31,114 2,303,992
Tempur Sealy International, Inc. ......... 23,799 1,031,449
Toll Brothers, Inc. ................... 15,552 1,150,226
TopBuild Corp.
(b)
................... 4,512 1,135,219
Whirlpool Corp. .................... 7,625 1,019,462
8,259,407
Household Products — 0.1%
Reynolds Consumer Products, Inc. ....... 7,957 203,938
Spectrum Brands Holdings, Inc. ......... 5,721 448,240
652,178
Independent Power and Renewable Electricity Producers — 0.3%
Brookfield Renewable Corp. ........... 19,054 456,153
Clearway Energy, Inc., Class A .......... 4,909 97,787
Clearway Energy, Inc., Class C ......... 11,910 252,016
Vistra Corp. ...................... 52,598 1,745,201
2,551,157
Industrial REITs — 0.7%
Americold Realty Trust, Inc. ............ 38,593 1,173,613
EastGroup Properties, Inc. ............ 6,250 1,040,812
First Industrial Realty Trust, Inc. ......... 18,803 894,835
Rexford Industrial Realty, Inc. .......... 29,442 1,452,963
STAG Industrial, Inc. ................ 25,636 884,698
5,446,921
Insurance — 2.6%
American Financial Group, Inc. ......... 10,439 1,165,723
Assurant, Inc. ..................... 7,617 1,093,649

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
28
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ............... 8,183 $ 495,235
Axis Capital Holdings Ltd. ............. 11,156 628,864
Brighthouse Financial, Inc.
(b)
........... 9,598 469,726
Everest Group Ltd. .................. 6,131 2,278,709
First American Financial Corp. .......... 14,332 809,615
Globe Life, Inc. .................... 12,532 1,362,604
Hanover Insurance Group, Inc. (The) ..... 5,077 563,445
Kemper Corp. ..................... 8,698 365,577
Kinsale Capital Group, Inc. ............ 3,131 1,296,641
Lincoln National Corp. ............... 24,581 606,905
Old Republic International Corp. ......... 38,797 1,045,191
Primerica, Inc. ..................... 5,217 1,012,150
Reinsurance Group of America, Inc. ...... 9,524 1,382,790
RenaissanceRe Holdings Ltd. .......... 7,183 1,421,659
RLI Corp. ........................ 5,756 782,183
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 13,364 646,818
Unum Group ...................... 28,151 1,384,748
White Mountains Insurance Group Ltd.
(a)
... 360 538,448
19,350,680
Interactive Media & Services — 0.2%
(b)
IAC, Inc.
(a)
........................ 10,567 532,471
TripAdvisor, Inc.
(a)
.................. 16,249 269,409
ZoomInfo Technologies, Inc. ........... 44,485 729,554
1,531,434
IT Services — 0.5%
Amdocs Ltd. ...................... 17,017 1,437,766
DXC Technology Co.
(a)(b)
.............. 29,985 624,587
Globant SA
(b)
...................... 5,889 1,165,139
Kyndryl Holdings, Inc.
(a)(b)
............. 32,469 490,282
3,717,774
Leisure Products — 0.6%
Brunswick Corp. ................... 10,134 800,586
Hasbro, Inc. ...................... 18,621 1,231,593
Mattel, Inc.
(b)
...................... 50,126 1,104,276
Peloton Interactive, Inc., Class A
(a)(b)
...... 44,356 223,998
Polaris, Inc. ....................... 7,635 795,109
YETI Holdings, Inc.
(a)(b)
............... 12,329 594,504
4,750,066
Life Sciences Tools & Services — 1.1%
10X Genomics, Inc., Class A
(a)(b)
......... 13,154 542,602
Azenta, Inc.
(b)
..................... 9,161 459,791
Bio-Techne Corp.
(a)
.................. 22,153 1,507,955
Bruker Corp.
(a)
..................... 15,142 943,347
Charles River Laboratories International, Inc.
(a)
(b)
........................... 7,228 1,416,543
Maravai LifeSciences Holdings, Inc., Class A
(b)
15,825 158,250
Medpace Holdings, Inc.
(a)(b)
............ 3,328 805,809
QIAGEN NV
(b)
..................... 32,530 1,317,465
Repligen Corp.
(b)
................... 7,900 1,256,179
Sotera Health Co.
(b)
................. 14,286 214,004
8,621,945
Machinery — 2.6%
AGCO Corp. ...................... 8,913 1,054,230
Allison Transmission Holdings, Inc. ....... 12,996 767,544
Crane Co. ........................ 6,896 612,640
Donaldson Co., Inc. ................. 17,262 1,029,506
Esab Corp. ....................... 8,069 566,605
Flowserve Corp.
(a)
.................. 18,687 743,182
Gates Industrial Corp. plc
(b)
............ 15,087 175,160
Graco, Inc. ....................... 23,800 1,734,544
ITT, Inc. ......................... 11,779 1,153,282
Lincoln Electric Holdings, Inc. .......... 7,946 1,444,503
Security
Shares
Shares Value
Machinery (continued)
Middleby Corp. (The)
(b)
............... 7,581 $ 970,368
Nordson Corp. ..................... 8,157 1,820,398
Oshkosh Corp. .................... 9,298 887,308
Pentair plc ....................... 23,356 1,512,301
RBC Bearings, Inc.
(b)
................ 4,043 946,587
Snap-on, Inc. ..................... 7,416 1,891,525
Timken Co. (The) ................... 8,951 657,809
Toro Co. (The) ..................... 14,909 1,238,938
19,206,430
Marine Transportation — 0.1%
Kirby Corp.
(b)
...................... 8,471 701,399
Media — 0.8%
Cable One, Inc. .................... 812 499,900
DISH Network Corp., Class A
(a)(b)
........ 36,371 213,134
Interpublic Group of Cos., Inc. (The) ...... 55,038 1,577,389
Liberty Media Corp.-Liberty SiriusXM, NVS
(b)
22,002 560,171
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(b)
........................ 10,472 266,512
New York Times Co. (The), Class A ....... 23,044 949,413
News Corp., Class A, NVS ............ 54,295 1,089,158
News Corp., Class B ................ 16,485 344,042
Nexstar Media Group, Inc. ............. 4,849 695,201
6,194,920
Metals & Mining — 0.9%
Alcoa Corp. ....................... 25,332 736,148
Cleveland-Cliffs, Inc.
(b)
............... 72,451 1,132,409
MP Materials Corp., Class A
(a)(b)
......... 15,098 288,372
Reliance Steel & Aluminum Co. ......... 8,337 2,186,212
Royal Gold, Inc. .................... 9,347 993,866
SSR Mining, Inc.
(a)
.................. 29,611 393,530
United States Steel Corp. ............. 31,589 1,026,011
6,756,548
Mortgage Real Estate Investment Trusts (REITs) — 0.5%
AGNC Investment Corp. .............. 84,957 801,994
Annaly Capital Management, Inc. ........ 70,691 1,329,698
Rithm Capital Corp. ................. 69,044 641,419
Starwood Property Trust, Inc. ........... 42,475 821,891
3,595,002
Multi-Utilities — 0.2%
NiSource, Inc. ..................... 59,134 1,459,427
Office REITs — 0.4%
Boston Properties, Inc. ............... 22,458 1,335,802
Cousins Properties, Inc. .............. 21,717 442,375
Highwoods Properties, Inc. ............ 14,995 309,047
Kilroy Realty Corp. .................. 16,602 524,789
Vornado Realty Trust ................ 25,284 573,441
3,185,454
Oil, Gas & Consumable Fuels — 1.9%
Antero Midstream Corp. .............. 48,635 582,647
Antero Resources Corp.
(b)
............. 40,316 1,023,220
APA Corp. ....................... 44,390 1,824,429
Chesapeake Energy Corp. ............ 18,148 1,564,902
DT Midstream, Inc. .................. 13,801 730,349
EQT Corp. ....................... 51,439 2,087,395
HF Sinclair Corp. ................... 20,118 1,145,318
New Fortress Energy, Inc., Class A ....... 9,423 308,886
Ovintiv, Inc.
(a)
...................... 36,715 1,746,532
Range Resources Corp. .............. 33,383 1,081,943
Southwestern Energy Co.
(a)(b)
........... 156,644 1,010,354

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
29
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Texas Pacific Land Corp. .............. 823 $ 1,500,790
14,606,765
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 9,205 508,760
Passenger Airlines — 0.2%
(b)
Alaska Air Group, Inc. ................ 17,850 661,878
American Airlines Group, Inc. ........... 92,653 1,186,885
1,848,763
Personal Care Products — 0.1%
(b)
Coty, Inc., Class A .................. 51,808 568,334
Olaplex Holdings, Inc. ................ 19,876 38,758
607,092
Pharmaceuticals — 0.6%
Catalent, Inc.
(a)(b)
................... 25,629 1,166,888
Elanco Animal Health, Inc.
(b)
............ 70,017 786,991
Jazz Pharmaceuticals plc
(b)
............ 8,705 1,126,775
Organon & Co. .................... 36,318 630,481
Perrigo Co. plc .................... 19,222 614,143
4,325,278
Professional Services — 1.7%
Booz Allen Hamilton Holding Corp. ....... 18,559 2,027,942
CACI International, Inc., Class A
(a)(b)
...... 3,227 1,013,052
Ceridian HCM Holding, Inc.
(b)
........... 21,104 1,431,906
Clarivate plc
(a)(b)
.................... 67,298 451,570
Concentrix Corp. ................... 6,322 506,455
Dun & Bradstreet Holdings, Inc. ......... 39,299 392,597
FTI Consulting, Inc.
(a)(b)
............... 4,754 848,161
Genpact Ltd. ...................... 25,644 928,313
KBR, Inc. ........................ 19,272 1,135,892
ManpowerGroup, Inc. ................ 7,190 527,171
Paycor HCM, Inc.
(b)
................. 7,817 178,462
Paylocity Holding Corp.
(a)(b)
............ 5,992 1,088,746
Robert Half, Inc. ................... 14,995 1,098,834
Science Applications International Corp. ... 7,686 811,180
12,440,281
Real Estate Management & Development — 0.4%
(b)
Howard Hughes Holdings, Inc. .......... 4,863 360,494
Jones Lang LaSalle, Inc.
(a)
............. 6,755 953,671
Zillow Group, Inc., Class A
(a)
........... 7,821 350,302
Zillow Group, Inc., Class C, NVS
(a)
....... 21,999 1,015,474
2,679,941
Residential REITs — 0.7%
American Homes 4 Rent, Class A
(a)
....... 47,418 1,597,512
Apartment Income REIT Corp. .......... 21,430 657,901
Camden Property Trust ............... 14,843 1,403,851
Equity LifeStyle Properties, Inc. ......... 25,305 1,612,182
5,271,446
Retail REITs — 1.0%
Agree Realty Corp. ................. 13,142 725,964
Brixmor Property Group, Inc. ........... 42,745 888,241
Federal Realty Investment Trust ......... 11,484 1,040,795
Kimco Realty Corp. ................. 86,495 1,521,447
NNN REIT, Inc. .................... 25,776 910,924
Regency Centers Corp. .............. 25,819 1,534,681
Spirit Realty Capital, Inc. .............. 20,047 672,176
7,294,228
Semiconductors & Semiconductor Equipment — 1.1%
Allegro MicroSystems, Inc.
(b)
........... 10,718 342,333
Cirrus Logic, Inc.
(a)(b)
................. 7,897 584,062
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Entegris, Inc.
(a)
.................... 21,284 $ 1,998,780
Lattice Semiconductor Corp.
(a)(b)
......... 19,428 1,669,448
MKS Instruments, Inc. ............... 9,475 819,967
Qorvo, Inc.
(b)
...................... 13,965 1,333,239
Universal Display Corp. .............. 6,663 1,046,024
Wolfspeed, Inc.
(b)
................... 17,569 669,379
8,463,232
Software — 3.5%
Alteryx, Inc., Class A
(a)(b)
.............. 8,734 329,184
AppLovin Corp., Class A
(a)(b)
............ 30,058 1,201,118
Aspen Technology, Inc.
(a)(b)
............. 3,992 815,406
Bentley Systems, Inc., Class B
(a)
......... 27,357 1,372,227
BILL Holdings, Inc.
(a)(b)
................ 14,675 1,593,265
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 28,473 380,114
Confluent, Inc., Class A
(a)(b)
............ 26,440 782,888
Dolby Laboratories, Inc., Class A ........ 8,453 669,985
DoubleVerify Holdings, Inc.
(a)(b)
.......... 17,983 502,625
Dropbox, Inc., Class A
(a)(b)
............. 36,826 1,002,772
Dynatrace, Inc.
(b)
................... 34,386 1,606,858
Elastic NV
(b)
...................... 11,101 901,845
Five9, Inc.
(a)(b)
..................... 10,059 646,794
Gen Digital, Inc. .................... 79,084 1,398,205
Gitlab, Inc., Class A
(a)(b)
............... 12,528 566,516
Guidewire Software, Inc.
(b)
............. 11,641 1,047,690
HashiCorp, Inc., Class A
(a)(b)
............ 13,910 317,565
Informatica, Inc., Class A
(a)(b)
........... 6,020 126,841
Manhattan Associates, Inc.
(a)(b)
.......... 8,777 1,734,862
nCino, Inc.
(a)(b)
..................... 10,025 318,795
NCR Corp.
(a)(b)
..................... 18,324 494,198
New Relic, Inc.
(b)
................... 8,000 684,960
Nutanix, Inc., Class A
(a)(b)
.............. 32,787 1,143,611
Pegasystems, Inc. .................. 5,953 258,420
Procore Technologies, Inc.
(b)
........... 11,107 725,509
PTC, Inc.
(b)
....................... 16,347 2,316,043
RingCentral, Inc., Class A
(b)
............ 12,146 359,886
SentinelOne, Inc., Class A
(a)(b)
.......... 32,893 554,576
Smartsheet, Inc., Class A
(b)
............ 17,945 726,055
Teradata Corp.
(a)(b)
.................. 14,328 645,047
UiPath, Inc., Class A
(a)(b)
.............. 53,685 918,550
26,142,410
Specialized REITs — 0.7%
CubeSmart ....................... 31,844 1,214,212
EPR Properties .................... 10,692 444,146
Gaming & Leisure Properties, Inc. ....... 35,798 1,630,599
Lamar Advertising Co., Class A ......... 12,342 1,030,187
National Storage Affiliates Trust ......... 11,536 366,152
Rayonier, Inc. ..................... 21,086 600,107
5,285,403
Specialty Retail — 1.7%
Advance Auto Parts, Inc. .............. 8,520 476,524
AutoNation, Inc.
(a)(b)
................. 4,196 635,274
Bath & Body Works, Inc. .............. 32,661 1,103,942
Dick's Sporting Goods, Inc. ............ 8,564 929,879
Five Below, Inc.
(a)(b)
.................. 7,823 1,258,721
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 14,858 1,344,649
GameStop Corp., Class A
(a)(b)
........... 37,908 623,966
Gap, Inc. (The) .................... 27,855 296,099
Lithia Motors, Inc. .................. 3,859 1,139,678
Murphy USA, Inc. .................. 2,822 964,362
Penske Automotive Group, Inc.
(a)
........ 2,890 482,803
Petco Health & Wellness Co., Inc.
(b)
...... 11,784 48,197
RH
(b)
........................... 2,468 652,440
Valvoline, Inc. ..................... 23,606 761,057

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
30
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Specialty Retail (continued)
Victoria's Secret & Co.
(a)(b)
............. 11,068 $ 184,614
Wayfair, Inc., Class A
(b)
............... 11,756 712,061
Williams-Sonoma, Inc. ............... 9,092 1,412,897
13,027,163
Technology Hardware, Storage & Peripherals — 0.2%
Pure Storage, Inc., Class A
(b)
........... 40,231 1,433,028
Textiles, Apparel & Luxury Goods — 1.2%
Capri Holdings Ltd.
(b)
................ 16,293 857,175
Carter's, Inc. ...................... 5,307 366,979
Columbia Sportswear Co. ............. 5,158 382,208
Crocs, Inc.
(a)(b)
..................... 8,693 766,983
Deckers Outdoor Corp.
(b)
.............. 3,734 1,919,612
PVH Corp.
(a)
...................... 8,827 675,354
Ralph Lauren Corp., Class A ........... 5,696 661,249
Skechers USA, Inc., Class A
(a)(b)
......... 18,997 929,903
Tapestry, Inc. ...................... 33,600 966,000
Under Armour, Inc., Class A
(b)
........... 27,405 187,724
Under Armour, Inc., Class C, NVS
(b)
...... 28,906 184,420
VF Corp. ........................ 49,886 881,486
8,779,093
Trading Companies & Distributors — 0.7%
Air Lease Corp., Class A .............. 14,723 580,233
Core & Main, Inc., Class A
(b)
............ 15,456 445,906
MSC Industrial Direct Co., Inc., Class A .... 6,588 646,612
SiteOne Landscape Supply, Inc.
(a)(b)
....... 6,342 1,036,600
Watsco, Inc. ...................... 4,740 1,790,393
WESCO International, Inc. ............. 6,317 908,511
5,408,255
Water Utilities — 0.2%
Essential Utilities, Inc. ................ 34,570 1,186,788
Total Common Stocks — 57.5%
(Cost: $454,134,504) ............................. 432,235,418
Investment Companies
iShares Russell 2000 ETF
(a)(c)
........... 1,796,725 317,553,177
Total Investment Companies — 42.3%
(Cost: $343,745,899) ............................. 317,553,177
Total Long-Term Investments — 99.8%
(Cost: $797,880,403) ............................. 749,788,595
Short-Term Securities
Money Market Funds — 45.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 337,941,940 338,077,117
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 3,240,748 3,240,748
Total Short-Term Securities — 45.4%
(Cost: $341,295,604) ............................. 341,317,865
Total Investments — 145.2%
(Cost: $1,139,176,007 ) ........................... 1,091,106,460
Liabilities in Excess of Other Assets — (45.2)% ........... (339,412,958)
Net Assets — 100.0% ..............................
$ 751,693,502
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
Schedules of Investments
31
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 305,543,714 $ 32,455,158
(a)
$ — $ 52,494 $ 25,751 $ 338,077,117 337,941,940 $ 721,417
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 697,539 2,543,209
(a)
— — — 3,240,748 3,240,748 25,619 —
iShares Russell 2000 ETF ..... 297,675,029 47,028,969 (22,959,535) (352,989) (3,838,297) 317,553,177 1,796,725 2,377,696 —
$ (300,495) $ (3,812,546) $ 658,871,042 $ 3,124,732 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 E-Mini Index .................................................... 10 12/15/23 $ 899 $ (17,987)
S&P Midcap 400 E-Mini Index ................................................. 3 12/15/23 756 (16,375)
$ (34,362)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 34,362 $ — $ — $ — $ 34,362
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ (27,138) $ — $ — $ — $ (27,138)
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (61,081) $ — $ — $ — $ (61,081)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell 2500 ETF
32
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 1,520,453
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 432,230,590 $ 4,828 $ — $ 432,235,418
Investment Companies .................................... 317,553,177 — — 317,553,177
Short-Term Securities
Money Market Funds ...................................... 341,317,865 — — 341,317,865
$ 1,091,101,632 $ 4,828 $ — $ 1,091,106,460
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (34,362) $ — $ — $ (34,362)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
33
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.5%
Axon Enterprise, Inc.
(a)(b)
.............. 199,715 $ 39,741,288
BWX Technologies, Inc. .............. 260,732 19,549,685
Curtiss-Wright Corp. ................. 108,884 21,300,977
HEICO Corp.
(a)
.................... 130,013 21,053,005
HEICO Corp., Class A ................ 229,617 29,671,109
Hexcel Corp. ...................... 243,432 15,857,160
Howmet Aerospace, Inc.
(a)
............. 1,086,070 50,230,738
Huntington Ingalls Industries, Inc. ........ 112,790 23,074,578
Mercury Systems, Inc.
(a)(b)
............. 141,893 5,262,811
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 298,492 4,817,661
Textron, Inc. ...................... 566,141 44,238,258
TransDigm Group, Inc.
(b)
.............. 150,380 126,789,889
Woodward, Inc. .................... 168,842 20,980,307
422,567,466
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 330,475 28,463,812
Expeditors International of Washington, Inc. . 435,564 49,928,701
GXO Logistics, Inc.
(a)(b)
............... 337,278 19,781,355
98,173,868
Automobile Components — 0.6%
Aptiv plc
(b)
........................ 777,249 76,628,979
BorgWarner, Inc. ................... 670,422 27,064,936
Gentex Corp. ..................... 669,080 21,771,863
Lear Corp. ....................... 167,623 22,495,007
Phinia, Inc. ....................... 133,226 3,569,125
QuantumScape Corp., Class A
(a)(b)
....... 840,083 5,620,155
157,150,065
Automobiles — 0.3%
Harley-Davidson, Inc. ................ 374,071 12,366,787
Lucid Group, Inc.
(a)(b)
................. 2,159,435 12,071,242
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,896,918 46,057,169
Thor Industries, Inc.
(a)
................ 148,249 14,102,927
84,598,125
Banks — 2.3%
Bank OZK ....................... 310,344 11,504,452
BOK Financial Corp. ................. 80,883 6,469,022
Citizens Financial Group, Inc. .......... 1,354,456 36,299,421
Columbia Banking System, Inc. ......... 602,636 12,233,511
Comerica, Inc. ..................... 375,839 15,616,110
Commerce Bancshares, Inc. ........... 326,224 15,652,227
Cullen/Frost Bankers, Inc. ............. 170,874 15,585,418
East West Bancorp, Inc. .............. 400,522 21,111,515
Fifth Third Bancorp ................. 1,943,790 49,236,201
First Citizens BancShares, Inc., Class A .... 31,166 43,012,197
First Hawaiian, Inc. ................. 363,151 6,554,876
First Horizon Corp. .................. 1,598,172 17,611,855
FNB Corp. ....................... 1,036,568 11,184,569
Huntington Bancshares, Inc. ........... 4,128,957 42,941,153
KeyCorp ......................... 2,664,025 28,664,909
M&T Bank Corp. ................... 473,661 59,894,433
New York Community Bancorp, Inc. ...... 2,047,730 23,221,258
NU Holdings Ltd., Class A
(b)
............ 6,590,216 47,779,066
Pinnacle Financial Partners, Inc. ......... 217,479 14,579,792
Popular, Inc. ...................... 203,691 12,834,570
Prosperity Bancshares, Inc. ............ 251,861 13,746,573
Regions Financial Corp. .............. 2,682,017 46,130,692
Synovus Financial Corp. .............. 418,823 11,643,279
Webster Financial Corp. .............. 495,015 19,954,055
Western Alliance Bancorp ............. 312,581 14,369,349
Wintrust Financial Corp. .............. 176,058 13,292,379
Security
Shares
Shares Value
Banks (continued)
Zions Bancorp NA .................. 420,708 $ 14,678,502
625,801,384
Beverages — 0.4%
Boston Beer Co., Inc. (The), Class A
(b)
..... 26,814 10,444,858
Brown-Forman Corp., Class A .......... 139,759 8,119,998
Brown-Forman Corp., Class B, NVS ...... 528,242 30,474,281
Celsius Holdings, Inc.
(a)(b)
.............. 137,680 23,625,888
Molson Coors Beverage Co., Class B ..... 502,331 31,943,228
104,608,253
Biotechnology — 2.3%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
......... 355,613 62,979,062
Apellis Pharmaceuticals, Inc.
(a)
.......... 284,771 10,832,689
Biogen, Inc. ...................... 413,417 106,252,303
BioMarin Pharmaceutical, Inc.
(a)
......... 535,795 47,407,142
Exact Sciences Corp. ................ 511,177 34,872,495
Exelixis, Inc. ...................... 917,053 20,037,608
Horizon Therapeutics plc .............. 642,724 74,356,740
Incyte Corp. ...................... 529,739 30,603,022
Ionis Pharmaceuticals, Inc.
(a)
........... 407,003 18,461,656
Karuna Therapeutics, Inc.
(a)
............ 101,550 17,171,089
Mirati Therapeutics, Inc.
(a)
............. 130,197 5,671,381
Natera, Inc. ....................... 298,464 13,207,032
Neurocrine Biosciences, Inc. ........... 276,126 31,064,175
Roivant Sciences Ltd.
(a)
............... 999,205 11,670,714
Sarepta Therapeutics, Inc.
(a)
........... 255,978 31,029,653
Seagen, Inc. ...................... 401,359 85,148,312
Ultragenyx Pharmaceutical, Inc. ......... 193,112 6,884,443
United Therapeutics Corp.
(a)
............ 129,725 29,300,986
636,950,502
Broadline Retail — 0.6%
Coupang, Inc., Class A
(b)
.............. 3,137,513 53,337,721
eBay, Inc. ........................ 1,535,234 67,688,467
Etsy, Inc.
(b)
....................... 352,456 22,761,609
Kohl's Corp. ...................... 315,568 6,614,305
Macy's, Inc. ...................... 772,602 8,969,909
Nordstrom, Inc. .................... 325,201 4,858,503
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 176,050 13,587,539
177,818,053
Building Products — 2.2%
Advanced Drainage Systems, Inc.
(a)
...... 196,003 22,311,021
Allegion plc ....................... 250,441 26,095,952
AO Smith Corp. .................... 353,236 23,359,497
Armstrong World Industries, Inc. ......... 127,819 9,202,968
AZEK Co., Inc. (The), Class A
(a)(b)
........ 379,187 11,277,021
Builders FirstSource, Inc.
(b)
............ 364,546 45,382,331
Carlisle Cos., Inc. .................. 141,903 36,789,772
Carrier Global Corp. ................. 2,389,943 131,924,854
Fortune Brands Innovations, Inc. ........ 363,842 22,616,419
Hayward Holdings, Inc.
(a)(b)
............. 380,725 5,368,222
Lennox International, Inc. ............. 91,857 34,394,935
Masco Corp. ...................... 645,771 34,516,460
Owens Corning .................... 258,077 35,204,284
Trane Technologies plc ............... 652,214 132,340,743
Trex Co., Inc.
(a)(b)
................... 309,814 19,093,837
589,878,316
Capital Markets — 4.6%
Affiliated Managers Group, Inc. ......... 103,144 13,443,789
Ameriprise Financial, Inc. ............. 301,723 99,472,039
Ares Management Corp., Class A ........ 460,016 47,321,846
Bank of New York Mellon Corp. (The) ..... 2,238,314 95,464,092
Blue Owl Capital, Inc., Class A .......... 1,278,016 16,563,087
Carlyle Group, Inc. (The) .............. 601,513 18,141,632

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
34
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
CBOE Global Markets, Inc. ............ 301,865 $ 47,154,332
Coinbase Global, Inc., Class A
(a)(b)
........ 478,152 35,899,652
Evercore, Inc., Class A ............... 101,663 14,017,294
FactSet Research Systems, Inc. ......... 110,132 48,156,318
Franklin Resources, Inc. .............. 811,783 19,953,626
Houlihan Lokey, Inc., Class A ........... 145,847 15,623,131
Interactive Brokers Group, Inc., Class A
(a)
... 290,600 25,154,336
Invesco Ltd. ...................... 1,044,148 15,161,029
Janus Henderson Group plc ........... 389,055 10,045,400
Jefferies Financial Group, Inc. .......... 546,693 20,025,365
KKR & Co., Inc. .................... 1,853,075 114,149,420
Lazard Ltd., Class A ................. 318,219 9,867,971
LPL Financial Holdings, Inc. ............ 223,345 53,077,939
MarketAxess Holdings, Inc. ............ 105,778 22,598,412
Morningstar, Inc. ................... 73,601 17,240,298
MSCI, Inc. ....................... 220,328 113,045,890
Nasdaq, Inc. ...................... 978,049 47,523,401
Northern Trust Corp. ................. 588,071 40,859,173
Raymond James Financial, Inc. ......... 541,813 54,414,280
Robinhood Markets, Inc., Class A
(b)
....... 1,911,497 18,751,786
SEI Investments Co. ................. 290,737 17,511,089
State Street Corp. .................. 911,129 61,009,198
Stifel Financial Corp. ................ 293,472 18,030,920
T. Rowe Price Group, Inc. ............. 631,665 66,242,709
TPG, Inc., Class A .................. 183,212 5,518,345
Tradeweb Markets, Inc., Class A ......... 327,654 26,277,851
Virtu Financial, Inc., Class A ............ 255,101 4,405,594
XP, Inc., Class A ................... 948,634 21,866,014
1,253,987,258
Chemicals — 2.9%
Albemarle Corp.
(a)
.................. 335,266 57,008,631
Ashland, Inc. ...................... 136,326 11,135,108
Axalta Coating Systems Ltd.
(b)
.......... 639,402 17,199,914
Celanese Corp. .................... 282,510 35,460,655
CF Industries Holdings, Inc. ............ 561,320 48,127,577
Chemours Co. (The) ................. 429,915 12,059,116
Corteva, Inc. ...................... 2,047,204 104,734,957
DuPont de Nemours, Inc. ............. 1,317,760 98,291,718
Eastman Chemical Co. ............... 341,085 26,168,041
Element Solutions, Inc. ............... 646,964 12,686,964
FMC Corp. ....................... 358,566 24,013,165
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 4,384,024 7,935,083
Huntsman Corp. ................... 486,220 11,863,768
International Flavors & Fragrances, Inc. .... 731,203 49,846,108
LyondellBasell Industries NV, Class A ..... 740,910 70,164,177
Mosaic Co. (The) ................... 951,077 33,858,341
NewMarket Corp. ................... 17,769 8,085,606
Olin Corp. ........................ 372,205 18,602,806
PPG Industries, Inc. ................. 672,250 87,258,050
RPM International, Inc. ............... 365,463 34,649,547
Scotts Miracle-Gro Co. (The) ........... 118,167 6,106,871
Westlake Corp. .................... 92,420 11,522,001
786,778,204
Commercial Services & Supplies — 1.6%
Cintas Corp. ...................... 248,584 119,571,390
Clean Harbors, Inc.
(a)(b)
............... 145,495 24,350,043
Copart, Inc.
(b)
..................... 2,462,053 106,089,864
Driven Brands Holdings, Inc.
(b)
.......... 186,903 2,353,109
MSA Safety, Inc. ................... 106,467 16,784,522
RB Global, Inc.
(a)
................... 518,918 32,432,375
Republic Services, Inc. ............... 591,570 84,304,641
Rollins, Inc. ....................... 734,015 27,400,780
Stericycle, Inc.
(a)(b)
.................. 262,922 11,755,243
Security
Shares
Shares Value
Commercial Services & Supplies (continued)
Tetra Tech, Inc. .................... 151,287 $ 23,000,162
448,042,129
Communications Equipment — 0.3%
Ciena Corp.
(b)
..................... 423,357 20,007,852
F5, Inc.
(b)
........................ 172,143 27,739,123
Juniper Networks, Inc. ............... 909,101 25,263,917
Lumentum Holdings, Inc.
(a)(b)
........... 195,112 8,815,160
Ubiquiti, Inc. ...................... 12,780 1,856,934
Viasat, Inc.
(a)(b)
..................... 336,001 6,202,578
89,885,564
Construction & Engineering — 0.7%
AECOM ......................... 376,268 31,245,295
EMCOR Group, Inc. ................. 134,080 28,209,091
MasTec, Inc.
(a)(b)
.................... 179,536 12,921,206
MDU Resources Group, Inc. ........... 576,956 11,296,798
Quanta Services, Inc.
(a)
............... 412,699 77,203,602
Valmont Industries, Inc. ............... 59,946 14,399,629
WillScot Mobile Mini Holdings Corp.
(b)
..... 561,769 23,363,973
198,639,594
Construction Materials — 0.6%
Eagle Materials, Inc. ................. 100,807 16,786,382
Martin Marietta Materials, Inc. .......... 177,278 72,769,073
Vulcan Materials Co. ................ 380,379 76,844,166
166,399,621
Consumer Finance — 0.6%
Ally Financial, Inc. .................. 779,614 20,800,101
Credit Acceptance Corp.
(a)(b)
............ 18,623 8,568,815
Discover Financial Services ............ 714,469 61,894,449
OneMain Holdings, Inc. ............... 324,962 13,027,727
SLM Corp. ....................... 646,787 8,809,239
SoFi Technologies, Inc.
(a)(b)
............ 2,637,142 21,070,765
Synchrony Financial ................. 1,190,964 36,407,769
170,578,865
Consumer Staples Distribution & Retail — 1.2%
Albertsons Cos., Inc., Class A .......... 1,190,027 27,073,114
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 380,295 27,141,654
Casey's General Stores, Inc. ........... 106,558 28,932,628
Dollar Tree, Inc.
(b)
................... 599,171 63,781,753
Grocery Outlet Holding Corp.
(a)(b)
......... 270,729 7,810,532
Kroger Co. (The) ................... 1,873,384 83,833,934
Performance Food Group Co.
(a)(b)
........ 437,485 25,750,367
US Foods Holding Corp.
(b)
............. 647,134 25,691,220
Walgreens Boots Alliance, Inc. .......... 2,051,540 45,626,250
335,641,452
Containers & Packaging — 1.3%
Amcor plc ........................ 4,228,398 38,732,126
AptarGroup, Inc. ................... 186,836 23,361,974
Ardagh Group SA, Class A ............ 58,704 320,230
Ardagh Metal Packaging SA ........... 423,698 1,326,175
Avery Dennison Corp. ................ 231,811 42,344,915
Ball Corp. ........................ 882,169 43,914,373
Berry Global Group, Inc. .............. 342,820 21,223,986
Crown Holdings, Inc. ................ 302,931 26,803,335
Graphic Packaging Holding Co. ......... 869,533 19,373,195
International Paper Co. ............... 989,909 35,112,072
Packaging Corp. of America ........... 254,020 39,004,771
Sealed Air Corp. ................... 416,173 13,675,445
Silgan Holdings, Inc. ................. 238,520 10,282,597
Sonoco Products Co. ................ 282,732 15,366,484

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
35
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Containers & Packaging (continued)
WestRock Co. ..................... 725,898 $ 25,987,149
356,828,827
Distributors — 0.5%
Genuine Parts Co. .................. 401,666 57,992,537
LKQ Corp. ....................... 762,715 37,762,019
Pool Corp.
(a)
...................... 109,067 38,838,759
134,593,315
Diversified Consumer Services — 0.3%
ADT, Inc. ........................ 601,542 3,609,252
Bright Horizons Family Solutions, Inc.
(a)(b)
... 166,093 13,529,936
Grand Canyon Education, Inc.
(b)
......... 86,284 10,084,874
H&R Block, Inc. .................... 433,863 18,682,141
Mister Car Wash, Inc.
(a)(b)
.............. 233,665 1,287,494
Service Corp. International ............ 422,232 24,126,336
71,320,033
Diversified REITs — 0.1%
WP Carey, Inc. .................... 606,977 32,825,316
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 699,062 10,940,320
Iridium Communications, Inc. ........... 360,519 16,400,010
27,340,330
Electric Utilities — 2.7%
Alliant Energy Corp. ................. 721,569 34,960,018
Avangrid, Inc. ..................... 202,888 6,121,131
Constellation Energy Corp. ............ 940,232 102,560,507
Edison International ................. 1,082,530 68,513,324
Entergy Corp. ..................... 606,161 56,069,892
Evergy, Inc. ....................... 639,533 32,424,323
Eversource Energy ................. 1,001,725 58,250,309
FirstEnergy Corp. .................. 1,559,601 53,307,162
Hawaiian Electric Industries, Inc. ........ 312,937 3,852,254
IDACORP, Inc. .................... 146,172 13,689,008
NRG Energy, Inc. ................... 659,337 25,397,661
OGE Energy Corp. .................. 570,894 19,027,897
PG&E Corp.
(b)
..................... 5,731,527 92,449,530
Pinnacle West Capital Corp. ........... 323,344 23,823,986
PPL Corp. ....................... 2,113,741 49,799,738
Xcel Energy, Inc. ................... 1,581,657 90,502,414
730,749,154
Electrical Equipment — 1.5%
Acuity Brands, Inc.
(a)
................. 89,755 15,286,174
AMETEK, Inc. ..................... 660,070 97,531,943
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 858,844 4,268,455
Generac Holdings, Inc.
(a)(b)
............. 175,234 19,093,497
Hubbell, Inc. ...................... 153,390 48,073,960
nVent Electric plc ................... 470,225 24,917,223
Plug Power, Inc.
(a)(b)
................. 1,502,907 11,422,093
Regal Rexnord Corp. ................ 190,212 27,177,490
Rockwell Automation, Inc. ............. 329,795 94,278,497
Sensata Technologies Holding plc ........ 436,006 16,489,747
Sunrun, Inc.
(a)(b)
.................... 602,554 7,568,078
Vertiv Holdings Co., Class A ........... 982,658 36,554,877
402,662,034
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A ............. 1,672,557 140,478,062
Arrow Electronics, Inc.
(b)
.............. 165,034 20,668,858
Avnet, Inc. ....................... 259,321 12,496,679
CDW Corp. ....................... 388,087 78,300,433
Cognex Corp. ..................... 497,519 21,114,706
Coherent Corp.
(b)
................... 344,669 11,249,996
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Corning, Inc. ...................... 2,178,281 $ 66,372,222
Crane NXT Co. .................... 137,336 7,631,762
IPG Photonics Corp.
(b)
............... 85,636 8,695,479
Jabil, Inc.
(a)
....................... 364,955 46,309,140
Keysight Technologies, Inc.
(b)
........... 508,173 67,236,370
Littelfuse, Inc. ..................... 69,108 17,091,791
National Instruments Corp. ............ 374,202 22,309,923
TD SYNNEX Corp. .................. 118,686 11,851,984
Teledyne Technologies, Inc.
(a)(b)
......... 133,423 54,513,969
Trimble, Inc.
(a)(b)
.................... 707,646 38,113,814
Vontier Corp.
(a)
.................... 450,518 13,930,017
Zebra Technologies Corp., Class A
(a)(b)
..... 146,981 34,765,416
673,130,621
Energy Equipment & Services — 0.9%
Baker Hughes Co., Class A ............ 2,906,997 102,675,134
Halliburton Co. .................... 2,577,836 104,402,358
NOV, Inc. ........................ 1,120,446 23,417,321
TechnipFMC plc .................... 1,256,566 25,558,553
256,053,366
Entertainment — 1.7%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
168,042 1,342,656
Electronic Arts, Inc. ................. 786,328 94,673,891
Liberty Media Corp.-Liberty Formula One,
Class A
(a)(b)
..................... 68,215 3,856,876
Liberty Media Corp.-Liberty Formula One,
Class C, NVS
(a)(b)
................. 555,052 34,579,740
Liberty Media Corp.-Liberty Live, Class A
(b)
.. 55,927 1,785,190
Liberty Media Corp.-Liberty Live, Class C,
NVS
(a)(b)
....................... 133,403 4,282,236
Live Nation Entertainment, Inc.
(a)(b)
....... 449,294 37,309,374
Madison Square Garden Sports Corp. ..... 53,098 9,361,177
Playtika Holding Corp.
(a)(b)
............. 67,322 648,311
ROBLOX Corp., Class A
(a)(b)
............ 1,314,630 38,071,685
Roku, Inc., Class A
(a)(b)
............... 352,218 24,863,069
Spotify Technology SA
(b)
.............. 402,775 62,285,126
Take-Two Interactive Software, Inc.
(a)(b)
.... 472,242 66,298,054
TKO Group Holdings, Inc. ............. 124,852 10,495,059
Warner Bros Discovery, Inc.
(a)(b)
......... 6,310,270 68,529,532
458,381,976
Financial Services — 2.3%
Affirm Holdings, Inc., Class A
(a)(b)
......... 632,558 13,454,509
Apollo Global Management, Inc. ......... 1,496,485 134,324,494
Block, Inc., Class A
(b)
................ 1,557,374 68,929,373
Equitable Holdings, Inc. .............. 1,028,332 29,194,345
Euronet Worldwide, Inc.
(b)
............. 136,825 10,861,169
Fidelity National Information Services, Inc. .. 1,695,583 93,714,872
FleetCor Technologies, Inc.
(b)
........... 206,575 52,746,861
Global Payments, Inc. ............... 751,008 86,658,813
Jack Henry & Associates, Inc. .......... 209,562 31,673,201
MGIC Investment Corp. .............. 822,541 13,728,209
Rocket Cos., Inc., Class A
(b)
............ 360,047 2,945,184
Shift4 Payments, Inc., Class A
(a)(b)
........ 156,985 8,692,259
TFS Financial Corp. ................. 148,412 1,754,230
Toast, Inc., Class A
(a)(b)
............... 1,021,060 19,124,454
UWM Holdings Corp., Class A
(a)
......... 283,053 1,372,807
Voya Financial, Inc. ................. 283,442 18,834,721
Western Union Co. (The) ............. 840,872 11,082,693
WEX, Inc.
(a)(b)
...................... 122,073 22,960,711
622,052,905
Food Products — 1.6%
Bunge Ltd. ....................... 428,671 46,403,636
Campbell Soup Co. ................. 550,704 22,622,920

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
36
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products (continued)
Conagra Brands, Inc. ................ 1,362,106 $ 37,348,946
Darling Ingredients, Inc.
(a)(b)
............ 455,478 23,775,952
Flowers Foods, Inc. ................. 536,585 11,901,455
Freshpet, Inc.
(b)
.................... 130,367 8,588,578
Hormel Foods Corp. ................. 831,798 31,633,278
Ingredion, Inc. ..................... 188,140 18,512,976
J M Smucker Co. (The) ............... 282,331 34,701,303
Kellogg Co. ....................... 744,017 44,276,452
Lamb Weston Holdings, Inc. ........... 416,154 38,477,599
McCormick & Co., Inc., NVS ........... 719,614 54,431,603
Pilgrim's Pride Corp.
(a)(b)
.............. 117,266 2,677,183
Post Holdings, Inc.
(a)(b)
................ 155,097 13,298,017
Seaboard Corp.
(a)
................... 725 2,720,925
Tyson Foods, Inc., Class A ............ 795,597 40,169,692
431,540,515
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 412,732 43,720,701
National Fuel Gas Co. ............... 257,450 13,364,229
UGI Corp. ........................ 604,058 13,893,334
70,978,264
Ground Transportation — 1.2%
Avis Budget Group, Inc.
(a)(b)
............ 59,220 10,641,242
Hertz Global Holdings, Inc.
(a)(b)
.......... 383,986 4,703,828
JB Hunt Transport Services, Inc. ........ 236,273 44,542,186
Knight-Swift Transportation Holdings, Inc. .. 445,777 22,355,717
Landstar System, Inc. ................ 102,110 18,067,343
Lyft, Inc., Class A
(b)
.................. 965,363 10,174,926
Old Dominion Freight Line, Inc.
(a)
........ 283,012 115,791,530
Ryder System, Inc. .................. 129,169 13,814,625
Saia, Inc.
(a)(b)
...................... 76,327 30,427,759
Schneider National, Inc., Class B ........ 161,590 4,474,427
U-Haul Holding Co., NVS
(a)
............ 288,402 15,109,381
U-Haul Holding Co.
(b)
................ 22,057 1,203,650
XPO, Inc.
(a)(b)
...................... 325,220 24,280,925
315,587,539
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(b)
............... 218,606 66,744,784
Baxter International, Inc. .............. 1,447,705 54,636,387
Cooper Cos., Inc. (The) .............. 139,116 44,240,279
Dentsply Sirona, Inc. ................ 608,712 20,793,602
Dexcom, Inc.
(b)
.................... 1,109,940 103,557,402
Enovis Corp.
(b)
..................... 151,300 7,978,049
Envista Holdings Corp.
(b)
.............. 473,475 13,200,483
Globus Medical, Inc., Class A
(a)(b)
........ 340,181 16,889,987
Hologic, Inc.
(a)(b)
.................... 695,734 48,283,940
ICU Medical, Inc.
(a)(b)
................. 57,714 6,868,543
IDEXX Laboratories, Inc.
(a)(b)
........... 236,311 103,331,711
Inspire Medical Systems, Inc.
(a)(b)
........ 82,777 16,426,268
Insulet Corp.
(a)(b)
.................... 198,430 31,647,601
Integra LifeSciences Holdings Corp.
(b)
..... 203,981 7,790,034
Masimo Corp.
(a)(b)
................... 124,084 10,879,685
Novocure Ltd.
(a)(b)
................... 299,642 4,839,218
Penumbra, Inc.
(a)(b)
.................. 104,166 25,198,797
QuidelOrtho Corp.
(a)(b)
................ 152,534 11,141,083
ResMed, Inc. ..................... 415,796 61,483,754
Shockwave Medical, Inc.
(b)
............. 104,454 20,796,791
STERIS plc ....................... 284,945 62,522,632
Tandem Diabetes Care, Inc.
(a)(b)
......... 183,018 3,801,284
Teleflex, Inc. ...................... 135,031 26,521,439
Zimmer Biomet Holdings, Inc. .......... 601,407 67,489,894
837,063,647
Security
Shares
Shares Value
Health Care Providers & Services — 1.7%
Acadia Healthcare Co., Inc.
(b)
........... 256,087 $ 18,005,477
agilon health, Inc.
(a)(b)
................ 835,349 14,835,798
Amedisys, Inc.
(b)
................... 91,502 8,546,287
Cardinal Health, Inc. ................. 730,034 63,381,552
Cencora, Inc. ..................... 464,003 83,506,620
Chemed Corp. ..................... 42,283 21,974,475
DaVita, Inc.
(a)(b)
.................... 156,295 14,774,566
Encompass Health Corp. ............. 281,970 18,937,105
Henry Schein, Inc.
(a)(b)
................ 374,689 27,820,658
Laboratory Corp. of America Holdings ..... 253,350 50,936,018
Molina Healthcare, Inc.
(b)
.............. 165,417 54,238,580
Premier, Inc., Class A ................ 338,615 7,280,223
Quest Diagnostics, Inc. ............... 320,664 39,076,115
R1 RCM, Inc.
(a)(b)
................... 436,535 6,578,582
Tenet Healthcare Corp.
(b)
.............. 290,728 19,156,068
Universal Health Services, Inc., Class B ... 172,982 21,749,027
470,797,151
Health Care REITs — 0.9%
Healthcare Realty Trust, Inc., Class A ..... 1,095,017 16,720,910
Healthpeak Properties, Inc. ............ 1,572,907 28,878,572
Medical Properties Trust, Inc.
(a)
.......... 1,716,735 9,356,206
Omega Healthcare Investors, Inc. ........ 669,128 22,188,284
Ventas, Inc. ...................... 1,144,098 48,200,849
Welltower, Inc. ..................... 1,425,798 116,801,372
242,146,193
Health Care Technology — 0.4%
(b)
Certara, Inc.
(a)
..................... 351,856 5,115,987
Doximity, Inc., Class A
(a)
.............. 344,396 7,308,083
Teladoc Health, Inc.
(a)
................ 465,290 8,649,741
Veeva Systems, Inc., Class A ........... 414,756 84,382,108
105,455,919
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc. ............ 2,030,332 32,627,435
Park Hotels & Resorts, Inc. ............ 610,414 7,520,301
40,147,736
Hotels, Restaurants & Leisure — 3.2%
Aramark ......................... 668,549 23,198,650
Boyd Gaming Corp. ................. 212,851 12,947,726
Caesars Entertainment, Inc.
(a)(b)
......... 590,851 27,385,944
Carnival Corp.
(a)(b)
................... 2,845,937 39,046,256
Cava Group, Inc.
(a)(b)
................. 46,427 1,422,059
Choice Hotels International, Inc. ......... 86,772 10,630,438
Churchill Downs, Inc. ................ 203,072 23,564,475
Darden Restaurants, Inc. ............. 345,659 49,505,282
Domino's Pizza, Inc. ................. 101,200 38,333,548
DoorDash, Inc., Class A
(a)(b)
............ 863,991 68,661,365
DraftKings, Inc., Class A
(a)(b)
............ 1,201,381 35,368,657
Expedia Group, Inc.
(a)(b)
............... 411,219 42,384,342
Hilton Worldwide Holdings, Inc. ......... 737,682 110,785,083
Hyatt Hotels Corp., Class A
(a)
........... 131,815 13,982,935
Marriott Vacations Worldwide Corp. ....... 106,179 10,684,793
MGM Resorts International
(a)
........... 835,964 30,730,037
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,217,574 20,065,619
Penn Entertainment, Inc.
(a)(b)
........... 437,663 10,044,366
Planet Fitness, Inc., Class A
(a)(b)
......... 246,383 12,117,116
Royal Caribbean Cruises Ltd.
(a)(b)
........ 670,222 61,754,255
Texas Roadhouse, Inc. ............... 190,902 18,345,682
Travel + Leisure Co. ................. 205,831 7,560,173
Vail Resorts, Inc. ................... 109,934 24,393,255
Wendy's Co. (The) .................. 493,896 10,080,417
Wingstop, Inc. ..................... 86,534 15,562,274
Wyndham Hotels & Resorts, Inc. ........ 240,310 16,711,157

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
37
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Wynn Resorts Ltd. .................. 298,602 $ 27,593,811
Yum! Brands, Inc. .................. 804,685 100,537,344
863,397,059
Household Durables — 1.6%
DR Horton, Inc. .................... 893,100 95,981,457
Garmin Ltd. ....................... 440,908 46,383,522
Leggett & Platt, Inc. ................. 378,304 9,612,705
Lennar Corp., Class A ................ 712,327 79,944,459
Lennar Corp., Class B
(a)
.............. 38,670 3,953,234
Mohawk Industries, Inc.
(b)
............. 152,948 13,124,468
Newell Brands, Inc. ................. 1,086,204 9,808,422
NVR, Inc.
(a)(b)
...................... 8,459 50,443,555
PulteGroup, Inc. ................... 624,388 46,235,931
Tempur Sealy International, Inc. ......... 480,733 20,834,968
Toll Brothers, Inc. ................... 313,461 23,183,575
TopBuild Corp.
(b)
................... 90,448 22,756,717
Whirlpool Corp. .................... 152,698 20,415,723
442,678,736
Household Products — 0.5%
Church & Dwight Co., Inc. ............. 699,553 64,100,041
Clorox Co. (The) ................... 354,135 46,412,933
Reynolds Consumer Products, Inc. ....... 154,209 3,952,377
Spectrum Brands Holdings, Inc. ......... 114,672 8,984,551
123,449,902
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 1,917,772 29,150,134
Brookfield Renewable Corp. ........... 383,025 9,169,619
Clearway Energy, Inc., Class A .......... 99,002 1,972,120
Clearway Energy, Inc., Class C ......... 233,915 4,949,641
Vistra Corp. ...................... 1,054,154 34,976,830
80,218,344
Industrial REITs — 0.4%
Americold Realty Trust, Inc. ............ 771,393 23,458,061
EastGroup Properties, Inc. ............ 125,187 20,847,391
First Industrial Realty Trust, Inc. ......... 376,935 17,938,337
Rexford Industrial Realty, Inc. .......... 587,903 29,013,013
STAG Industrial, Inc. ................ 512,759 17,695,313
108,952,115
Insurance — 4.9%
Aflac, Inc. ........................ 1,726,542 132,512,099
Allstate Corp. (The) ................. 752,991 83,890,727
American Financial Group, Inc. ......... 209,481 23,392,743
Arch Capital Group Ltd.
(b)
............. 1,024,260 81,643,765
Arthur J Gallagher & Co. .............. 607,355 138,434,425
Assurant, Inc. ..................... 151,448 21,744,904
Assured Guaranty Ltd. ............... 162,329 9,824,151
Axis Capital Holdings Ltd. ............. 222,165 12,523,441
Brighthouse Financial, Inc.
(b)
........... 194,110 9,499,743
Brown & Brown, Inc. ................. 680,316 47,513,270
Cincinnati Financial Corp. ............. 440,678 45,076,953
CNA Financial Corp. ................. 74,481 2,930,827
Everest Group Ltd. .................. 122,667 45,591,644
Fidelity National Financial, Inc., Class A .... 746,212 30,818,556
First American Financial Corp. .......... 286,138 16,163,936
Globe Life, Inc. .................... 252,595 27,464,654
Hanover Insurance Group, Inc. (The) ..... 101,335 11,246,158
Hartford Financial Services Group, Inc. (The) 874,904 62,039,443
Kemper Corp. ..................... 171,883 7,224,243
Kinsale Capital Group, Inc. ............ 62,401 25,842,126
Lincoln National Corp. ............... 489,910 12,095,878
Loews Corp. ...................... 528,582 33,464,526
Markel Group, Inc.
(a)(b)
................ 37,619 55,393,601
Security
Shares
Shares Value
Insurance (continued)
Old Republic International Corp. ......... 772,223 $ 20,803,688
Primerica, Inc. ..................... 104,522 20,278,313
Principal Financial Group, Inc. .......... 692,274 49,892,187
Prudential Financial, Inc. .............. 1,051,299 99,757,762
Reinsurance Group of America, Inc. ...... 189,970 27,581,744
RenaissanceRe Holdings Ltd. .......... 143,398 28,381,332
RLI Corp. ........................ 116,354 15,811,345
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 265,504 12,850,394
Unum Group ...................... 561,328 27,611,724
White Mountains Insurance Group Ltd.
(a)
... 7,080 10,589,485
Willis Towers Watson plc .............. 300,869 62,869,586
WR Berkley Corp. .................. 579,101 36,767,123
1,349,526,496
Interactive Media & Services — 0.4%
(b)
IAC, Inc.
(a)
........................ 212,999 10,733,020
Match Group, Inc.
(a)
................. 800,499 31,359,548
Pinterest, Inc., Class A ............... 1,702,382 46,015,385
TripAdvisor, Inc.
(a)
.................. 318,410 5,279,238
ZoomInfo Technologies, Inc. ........... 898,807 14,740,435
108,127,626
IT Services — 2.2%
Akamai Technologies, Inc.
(b)
............ 441,792 47,068,520
Amdocs Ltd. ...................... 341,893 28,886,540
Cloudflare, Inc., Class A
(a)(b)
............ 823,535 51,915,646
Cognizant Technology Solutions Corp., Class A 1,457,919 98,759,433
DXC Technology Co.
(a)(b)
.............. 604,388 12,589,402
EPAM Systems, Inc.
(b)
................ 159,714 40,837,273
Gartner, Inc.
(b)
..................... 220,392 75,728,895
Globant SA
(b)
...................... 117,737 23,294,265
GoDaddy, Inc., Class A
(b)
.............. 443,151 33,005,887
Kyndryl Holdings, Inc.
(b)
............... 652,823 9,857,627
MongoDB, Inc., Class A
(b)
............. 188,092 65,053,499
Okta, Inc., Class A
(b)
................. 431,591 35,178,982
Twilio, Inc., Class A
(b)
................ 486,665 28,484,502
VeriSign, Inc.
(b)
.................... 259,182 52,492,131
603,152,602
Leisure Products — 0.4%
Brunswick Corp. ................... 205,015 16,196,185
Hasbro, Inc. ...................... 373,222 24,684,903
Mattel, Inc.
(a)(b)
..................... 1,004,933 22,138,674
Peloton Interactive, Inc., Class A
(a)(b)
...... 923,231 4,662,317
Polaris, Inc. ....................... 155,717 16,216,368
YETI Holdings, Inc.
(a)(b)
............... 247,352 11,927,313
95,825,760
Life Sciences Tools & Services — 2.9%
10X Genomics, Inc., Class A
(a)(b)
......... 266,020 10,973,325
Agilent Technologies, Inc. ............. 847,637 94,782,769
Avantor, Inc.
(a)(b)
.................... 1,937,078 40,833,604
Azenta, Inc.
(b)
..................... 184,655 9,267,834
Bio-Rad Laboratories, Inc., Class A
(a)(b)
.... 59,987 21,502,340
Bio-Techne Corp. ................... 446,939 30,423,138
Bruker Corp. ...................... 303,219 18,890,544
Charles River Laboratories International, Inc.
(a)
(b)
........................... 145,908 28,595,050
Fortrea Holdings, Inc.
(a)(b)
.............. 253,220 7,239,560
ICON plc
(b)
....................... 233,863 57,588,764
Illumina, Inc.
(b)
..................... 454,322 62,369,324
IQVIA Holdings, Inc.
(b)
................ 529,021 104,084,882
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 312,511 3,125,110
Medpace Holdings, Inc.
(b)
............. 66,690 16,147,650
Mettler-Toledo International, Inc.
(a)(b)
...... 62,376 69,116,974

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
38
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
QIAGEN NV
(b)
..................... 648,835 $ 26,277,817
Repligen Corp.
(b)
................... 158,643 25,225,823
Revvity, Inc. ...................... 361,540 40,022,478
Sotera Health Co.
(a)(b)
................ 281,973 4,223,956
Waters Corp.
(a)(b)
................... 168,023 46,073,587
West Pharmaceutical Services, Inc. ...... 211,929 79,517,880
796,282,409
Machinery — 4.7%
AGCO Corp. ...................... 180,230 21,317,604
Allison Transmission Holdings, Inc. ....... 262,766 15,518,960
CNH Industrial NV .................. 2,790,874 33,769,575
Crane Co. ........................ 139,176 12,364,396
Cummins, Inc. ..................... 406,978 92,978,194
Donaldson Co., Inc. ................. 345,560 20,609,198
Dover Corp. ...................... 399,446 55,726,712
Esab Corp. ....................... 161,076 11,310,757
Flowserve Corp. ................... 373,516 14,854,731
Fortive Corp.
(a)
..................... 1,015,484 75,308,293
Gates Industrial Corp. plc
(b)
............ 304,093 3,530,520
Graco, Inc. ....................... 479,662 34,957,767
IDEX Corp. ....................... 216,480 45,032,170
Ingersoll Rand, Inc. ................. 1,159,095 73,857,533
ITT, Inc. ......................... 235,888 23,095,794
Lincoln Electric Holdings, Inc. .......... 160,417 29,162,206
Middleby Corp. (The)
(b)
............... 151,707 19,418,496
Nordson Corp. ..................... 164,172 36,638,265
Oshkosh Corp. .................... 186,384 17,786,625
Otis Worldwide Corp. ................ 1,186,545 95,291,429
PACCAR, Inc. ..................... 1,470,895 125,055,493
Parker-Hannifin Corp. ................ 366,548 142,777,777
Pentair plc ....................... 468,873 30,359,527
RBC Bearings, Inc.
(a)(b)
............... 80,821 18,922,621
Snap-on, Inc. ..................... 149,399 38,105,709
Stanley Black & Decker, Inc. ........... 439,633 36,744,526
Timken Co. (The) ................... 180,665 13,277,071
Toro Co. (The) ..................... 299,247 24,867,426
Westinghouse Air Brake Technologies Corp. . 510,579 54,259,230
Xylem, Inc. ....................... 681,116 62,001,990
1,278,900,595
Marine Transportation — 0.1%
Kirby Corp.
(b)
...................... 170,171 14,090,159
Media — 1.3%
Cable One, Inc. .................... 16,113 9,919,807
DISH Network Corp., Class A
(a)(b)
........ 706,846 4,142,118
Fox Corp., Class A, NVS .............. 762,368 23,785,881
Fox Corp., Class B .................. 383,252 11,068,318
Interpublic Group of Cos., Inc. (The) ...... 1,106,388 31,709,080
Liberty Broadband Corp., Class A
(b)
....... 47,084 4,280,407
Liberty Broadband Corp., Class C, NVS
(b)
.. 332,695 30,381,707
Liberty Media Corp.-Liberty SiriusXM, NVS
(a)(b)
438,544 11,165,330
Liberty Media Corp.-Liberty SiriusXM, Class A,
NVS
(b)
........................ 212,630 5,411,434
New York Times Co. (The), Class A ....... 460,831 18,986,237
News Corp., Class A, NVS ............ 1,086,801 21,801,228
News Corp., Class B ................ 332,496 6,939,192
Nexstar Media Group, Inc. ............. 99,007 14,194,634
Omnicom Group, Inc. ................ 564,976 42,079,412
Paramount Global, Class A
(a)
........... 32,586 514,533
Paramount Global, Class B, NVS
(a)
....... 1,661,069 21,427,790
Sirius XM Holdings, Inc.
(a)
............. 1,839,716 8,315,516
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,264,766 98,841,463
364,964,087
Security
Shares
Shares Value
Metals & Mining — 1.1%
Alcoa Corp. ....................... 513,801 $ 14,931,057
Cleveland-Cliffs, Inc.
(b)
............... 1,462,732 22,862,501
MP Materials Corp., Class A
(a)(b)
......... 297,003 5,672,757
Nucor Corp. ...................... 722,336 112,937,234
Reliance Steel & Aluminum Co. ......... 167,736 43,985,411
Royal Gold, Inc.
(a)
................... 187,141 19,898,702
SSR Mining, Inc.
(a)
.................. 588,944 7,827,066
Steel Dynamics, Inc. ................. 459,976 49,318,627
United States Steel Corp. ............. 636,710 20,680,341
298,113,696
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp. .............. 1,707,760 16,121,254
Annaly Capital Management, Inc. ........ 1,414,740 26,611,260
Rithm Capital Corp. ................. 1,396,664 12,975,009
Starwood Property Trust, Inc. ........... 852,252 16,491,076
72,198,599
Multi-Utilities — 1.7%
Ameren Corp. ..................... 749,961 56,119,582
CenterPoint Energy, Inc. .............. 1,807,321 48,526,569
CMS Energy Corp. .................. 832,881 44,234,310
Consolidated Edison, Inc. ............. 993,833 85,002,536
DTE Energy Co. ................... 592,009 58,774,654
NiSource, Inc. ..................... 1,188,183 29,324,356
Public Service Enterprise Group, Inc. ..... 1,424,350 81,059,759
WEC Energy Group, Inc. .............. 906,255 72,998,840
476,040,606
Office REITs — 0.4%
Alexandria Real Estate Equities, Inc. ...... 491,158 49,164,916
Boston Properties, Inc. ............... 448,556 26,680,111
Cousins Properties, Inc. .............. 432,101 8,801,897
Highwoods Properties, Inc. ............ 297,111 6,123,458
Kilroy Realty Corp. .................. 339,097 10,718,856
Vornado Realty Trust ................ 504,729 11,447,254
112,936,492
Oil, Gas & Consumable Fuels — 4.4%
Antero Midstream Corp. .............. 967,845 11,594,783
Antero Resources Corp.
(b)
............. 814,768 20,678,812
APA Corp. ....................... 887,137 36,461,331
Cheniere Energy, Inc. ................ 695,728 115,463,019
Chesapeake Energy Corp. ............ 364,607 31,440,061
Coterra Energy, Inc. ................. 2,137,662 57,823,757
Devon Energy Corp. ................. 1,839,814 87,759,128
Diamondback Energy, Inc. ............. 518,817 80,354,377
DT Midstream, Inc. .................. 277,202 14,669,530
EQT Corp. ....................... 1,034,867 41,994,903
Hess Corp. ....................... 797,248 121,978,944
HF Sinclair Corp. ................... 406,054 23,116,654
Marathon Oil Corp. .................. 1,784,197 47,727,270
New Fortress Energy, Inc., Class A ....... 184,908 6,061,284
ONEOK, Inc. ...................... 1,280,002 81,190,527
Ovintiv, Inc. ....................... 733,663 34,900,349
Phillips 66 ........................ 1,321,658 158,797,209
Range Resources Corp. .............. 668,058 21,651,760
Southwestern Energy Co.
(b)
............ 3,162,189 20,396,119
Targa Resources Corp. ............... 640,229 54,880,430
Texas Pacific Land Corp.
(a)
............ 16,523 30,130,682
Williams Cos., Inc. (The) .............. 3,494,240 117,720,945
1,216,791,874
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. ............... 186,738 10,321,009

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
39
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Passenger Airlines — 0.7%
Alaska Air Group, Inc.
(b)
............... 362,740 $ 13,450,399
American Airlines Group, Inc.
(a)(b)
........ 1,866,304 23,907,354
Delta Air Lines, Inc. ................. 1,837,805 67,998,785
Southwest Airlines Co. ............... 1,702,198 46,078,500
United Airlines Holdings, Inc.
(b)
.......... 935,342 39,564,967
191,000,005
Personal Care Products — 0.0%
(b)
Coty, Inc., Class A
(a)
................. 1,029,286 11,291,268
Olaplex Holdings, Inc. ................ 366,016 713,731
12,004,999
Pharmaceuticals — 0.5%
Catalent, Inc.
(a)(b)
................... 513,822 23,394,316
Elanco Animal Health, Inc.
(a)(b)
.......... 1,415,840 15,914,041
Jazz Pharmaceuticals plc
(b)
............ 174,406 22,575,113
Organon & Co. .................... 739,129 12,831,279
Perrigo Co. plc .................... 391,136 12,496,795
Royalty Pharma plc, Class A ........... 1,067,169 28,962,967
Viatris, Inc. ....................... 3,436,198 33,880,912
150,055,423
Professional Services — 2.8%
Booz Allen Hamilton Holding Corp. ....... 373,314 40,792,021
Broadridge Financial Solutions, Inc. ...... 335,612 60,091,328
CACI International, Inc., Class A
(b)
....... 64,392 20,214,580
Ceridian HCM Holding, Inc.
(a)(b)
.......... 424,012 28,769,214
Clarivate plc
(a)(b)
.................... 1,365,080 9,159,687
Concentrix Corp.
(a)
.................. 125,661 10,066,703
Dun & Bradstreet Holdings, Inc. ......... 777,821 7,770,432
Equifax, Inc. ...................... 348,967 63,923,775
FTI Consulting, Inc.
(a)(b)
............... 94,976 16,944,668
Genpact Ltd. ...................... 511,987 18,533,929
Jacobs Solutions, Inc. ................ 361,162 49,298,613
KBR, Inc. ........................ 386,114 22,757,559
Leidos Holdings, Inc. ................ 392,060 36,132,250
ManpowerGroup, Inc. ................ 143,813 10,544,369
Paychex, Inc. ..................... 924,646 106,639,423
Paycom Software, Inc.
(a)
.............. 147,879 38,340,588
Paycor HCM, Inc.
(a)(b)
................ 157,767 3,601,821
Paylocity Holding Corp.
(b)
............. 120,931 21,973,163
Robert Half, Inc. ................... 300,260 22,003,053
Science Applications International Corp. ... 155,266 16,386,774
SS&C Technologies Holdings, Inc. ....... 624,034 32,786,746
TransUnion
(a)
...................... 554,314 39,794,202
Verisk Analytics, Inc. ................. 409,495 96,739,099
773,263,997
Real Estate Management & Development — 0.8%
(a)(b)
CBRE Group, Inc., Class A ............ 887,197 65,528,370
CoStar Group, Inc. .................. 1,160,412 89,224,079
Howard Hughes Holdings, Inc. .......... 96,113 7,124,857
Jones Lang LaSalle, Inc. .............. 136,517 19,273,470
Zillow Group, Inc., Class A ............. 157,846 7,069,922
Zillow Group, Inc., Class C, NVS ........ 440,572 20,336,804
208,557,502
Residential REITs — 1.6%
American Homes 4 Rent, Class A ........ 956,402 32,221,183
Apartment Income REIT Corp. .......... 422,450 12,969,215
AvalonBay Communities, Inc. .......... 407,050 69,906,767
Camden Property Trust ............... 298,261 28,209,525
Equity LifeStyle Properties, Inc. ......... 509,670 32,471,076
Equity Residential .................. 1,071,639 62,915,926
Essex Property Trust, Inc. ............. 182,794 38,768,780
Invitation Homes, Inc. ................ 1,750,234 55,464,915
Mid-America Apartment Communities, Inc. .. 332,460 42,770,979
Security
Shares
Shares Value
Residential REITs (continued)
Sun Communities, Inc. ............... 351,861 $ 41,639,231
UDR, Inc. ........................ 939,411 33,508,790
450,846,387
Retail REITs — 1.3%
Agree Realty Corp. ................. 264,197 14,594,242
Brixmor Property Group, Inc. ........... 854,804 17,762,827
Federal Realty Investment Trust ......... 230,687 20,907,163
Kimco Realty Corp. ................. 1,739,393 30,595,923
NNN REIT, Inc. .................... 522,796 18,475,610
Realty Income Corp. ................. 1,933,685 96,568,229
Regency Centers Corp. .............. 518,319 30,808,881
Simon Property Group, Inc. ............ 931,224 100,600,129
Spirit Realty Capital, Inc. .............. 407,475 13,662,637
343,975,641
Semiconductors & Semiconductor Equipment — 2.9%
Allegro MicroSystems, Inc.
(a)(b)
.......... 215,516 6,883,581
Cirrus Logic, Inc.
(a)(b)
................. 160,142 11,844,102
Enphase Energy, Inc.
(a)(b)
.............. 381,070 45,785,561
Entegris, Inc.
(a)
.................... 427,536 40,149,906
First Solar, Inc.
(a)(b)
.................. 304,726 49,240,674
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 224,093 13,039,972
Lattice Semiconductor Corp.
(b)
.......... 391,124 33,609,285
Marvell Technology, Inc. .............. 2,451,646 132,707,598
Microchip Technology, Inc. ............. 1,543,145 120,442,467
MKS Instruments, Inc. ............... 191,919 16,608,670
Monolithic Power Systems, Inc. ......... 129,934 60,029,508
ON Semiconductor Corp.
(a)(b)
........... 1,237,110 114,989,375
Qorvo, Inc.
(b)
...................... 281,475 26,872,418
Skyworks Solutions, Inc. .............. 455,276 44,885,661
Teradyne, Inc.
(a)
.................... 446,274 44,832,686
Universal Display Corp. .............. 133,381 20,939,483
Wolfspeed, Inc.
(a)(b)
.................. 357,150 13,607,415
796,468,362
Software — 4.5%
Alteryx, Inc., Class A
(a)(b)
.............. 174,851 6,590,134
ANSYS, Inc.
(a)(b)
.................... 248,544 73,954,267
AppLovin Corp., Class A
(a)(b)
............ 603,966 24,134,481
Aspen Technology, Inc.
(b)
.............. 80,683 16,480,310
Bentley Systems, Inc., Class B
(a)
......... 552,484 27,712,597
BILL Holdings, Inc.
(a)(b)
................ 294,811 32,007,630
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 574,451 7,668,921
Confluent, Inc., Class A
(a)(b)
............ 534,813 15,835,813
Crowdstrike Holdings, Inc., Class A
(b)
...... 604,130 101,119,279
Datadog, Inc., Class A
(a)(b)
............. 782,062 71,238,028
DocuSign, Inc.
(b)
................... 581,475 24,421,950
Dolby Laboratories, Inc., Class A ........ 168,866 13,384,319
DoubleVerify Holdings, Inc.
(a)(b)
.......... 358,411 10,017,587
Dropbox, Inc., Class A
(a)(b)
............. 742,281 20,212,312
Dynatrace, Inc.
(b)
................... 687,099 32,108,136
Elastic NV
(b)
...................... 222,645 18,087,680
Fair Isaac Corp.
(b)
................... 69,387 60,264,691
Five9, Inc.
(b)
...................... 205,475 13,212,042
Gen Digital, Inc. .................... 1,593,128 28,166,503
Gitlab, Inc., Class A
(a)(b)
............... 252,145 11,401,997
Guidewire Software, Inc.
(a)(b)
............ 232,937 20,964,330
HashiCorp, Inc., Class A
(a)(b)
............ 279,576 6,382,720
HubSpot, Inc.
(b)
.................... 130,769 64,403,733
Informatica, Inc., Class A
(a)(b)
........... 124,336 2,619,760
Manhattan Associates, Inc.
(a)(b)
.......... 176,992 34,984,239
nCino, Inc.
(a)(b)
..................... 199,169 6,333,574
NCR Corp.
(b)
...................... 364,271 9,824,389
New Relic, Inc.
(b)
................... 161,439 13,822,407
Nutanix, Inc., Class A
(b)
............... 656,754 22,907,580

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
40
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,364,640 $ 85,834,240
Pegasystems, Inc. .................. 119,572 5,190,621
Procore Technologies, Inc.
(a)(b)
.......... 224,079 14,636,840
PTC, Inc.
(b)
....................... 328,984 46,610,453
RingCentral, Inc., Class A
(b)
............ 243,625 7,218,609
SentinelOne, Inc., Class A
(a)(b)
.......... 661,519 11,153,210
Smartsheet, Inc., Class A
(b)
............ 358,223 14,493,703
Splunk, Inc.
(b)
..................... 437,313 63,957,026
Teradata Corp.
(b)
................... 287,539 12,945,006
Tyler Technologies, Inc.
(b)
............. 119,394 46,102,799
UiPath, Inc., Class A
(a)(b)
.............. 1,075,052 18,394,140
Unity Software, Inc.
(a)(b)
............... 825,475 25,911,660
Zoom Video Communications, Inc., Class A
(a)(b)
718,494 50,251,470
Zscaler, Inc.
(a)(b)
.................... 250,708 39,007,658
1,231,968,844
Specialized REITs — 2.0%
CubeSmart ....................... 638,426 24,343,183
Digital Realty Trust, Inc. .............. 856,925 103,705,064
EPR Properties .................... 211,935 8,803,780
Extra Space Storage, Inc. ............. 600,580 73,018,516
Gaming & Leisure Properties, Inc. ....... 722,303 32,900,902
Iron Mountain, Inc. .................. 829,231 49,297,783
Lamar Advertising Co., Class A ......... 250,207 20,884,778
National Storage Affiliates Trust ......... 227,923 7,234,276
Rayonier, Inc. ..................... 425,942 12,122,309
SBA Communications Corp. ........... 307,534 61,559,081
VICI Properties, Inc. ................. 2,875,066 83,664,421
Weyerhaeuser Co. .................. 2,097,423 64,306,989
541,841,082
Specialty Retail — 2.1%
Advance Auto Parts, Inc. .............. 169,516 9,481,030
AutoNation, Inc.
(a)(b)
................. 84,569 12,803,747
Bath & Body Works, Inc. .............. 659,859 22,303,234
Best Buy Co., Inc. .................. 557,855 38,754,187
Burlington Stores, Inc.
(a)(b)
............. 185,645 25,117,769
CarMax, Inc.
(a)(b)
.................... 453,462 32,073,367
Dick's Sporting Goods, Inc. ............ 173,078 18,792,809
Five Below, Inc.
(a)(b)
.................. 157,497 25,341,267
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 298,984 27,058,052
GameStop Corp., Class A
(a)(b)
........... 775,653 12,767,248
Gap, Inc. (The) .................... 554,940 5,899,012
GNC Holdings, Inc., NVS
(a)(b)(c)
.......... 262,656 3
Lithia Motors, Inc. .................. 77,256 22,816,015
Murphy USA, Inc.
(a)
................. 56,520 19,314,580
Penske Automotive Group, Inc.
(a)
........ 57,322 9,576,213
Petco Health & Wellness Co., Inc.
(a)(b)
..... 236,810 968,553
RH
(b)
........................... 49,639 13,122,566
Ross Stores, Inc. ................... 963,718 108,851,948
Tractor Supply Co. .................. 313,624 63,681,353
Ulta Beauty, Inc.
(b)
.................. 143,242 57,218,017
Valvoline, Inc.
(a)
.................... 475,810 15,340,114
Victoria's Secret & Co.
(a)(b)
............. 223,281 3,724,327
Wayfair, Inc., Class A
(a)(b)
.............. 237,015 14,355,999
Williams-Sonoma, Inc.
(a)
.............. 183,105 28,454,517
587,815,927
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co. ......... 3,703,913 64,336,969
HP, Inc. ......................... 2,474,618 63,597,682
NetApp, Inc. ...................... 603,523 45,795,325
Pure Storage, Inc., Class A
(a)(b)
.......... 808,611 28,802,724
Western Digital Corp.
(a)(b)
.............. 917,295 41,856,171
244,388,871
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods — 0.6%
Capri Holdings Ltd.
(b)
................ 328,407 $ 17,277,492
Carter's, Inc. ...................... 105,033 7,263,032
Columbia Sportswear Co. ............. 102,053 7,562,127
Crocs, Inc.
(b)
...................... 175,798 15,510,658
Deckers Outdoor Corp.
(b)
.............. 75,273 38,697,097
PVH Corp. ....................... 180,453 13,806,459
Ralph Lauren Corp., Class A ........... 114,805 13,327,712
Skechers USA, Inc., Class A
(b)
.......... 382,907 18,743,298
Tapestry, Inc. ...................... 673,094 19,351,452
Under Armour, Inc., Class A
(b)
........... 538,547 3,689,047
Under Armour, Inc., Class C, NVS
(a)(b)
..... 599,657 3,825,812
VF Corp. ........................ 998,281 17,639,625
176,693,811
Trading Companies & Distributors — 1.7%
Air Lease Corp., Class A .............. 295,227 11,634,896
Core & Main, Inc., Class A
(a)(b)
.......... 310,033 8,944,452
Fastenal Co. ...................... 1,638,979 89,553,813
Ferguson plc ...................... 590,938 97,191,573
MSC Industrial Direct Co., Inc., Class A .... 133,101 13,063,863
SiteOne Landscape Supply, Inc.
(a)(b)
....... 128,025 20,925,686
United Rentals, Inc. ................. 196,479 87,348,669
Watsco, Inc. ...................... 95,343 36,012,958
WESCO International, Inc. ............. 127,467 18,332,304
WW Grainger, Inc. .................. 128,130 88,645,459
471,653,673
Water Utilities — 0.3%
American Water Works Co., Inc. ......... 558,042 69,102,341
Essential Utilities, Inc. ................ 697,720 23,952,727
93,055,068
Total Long-Term Investments — 99.8%
(Cost: $22,039,459,910) ........................... 27,316,711,318
Short-Term Securities
Money Market Funds — 5.7%
(d)(e)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(f)
............ 1,387,497,152 1,388,052,151
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 173,029,223 173,029,223
Total Short-Term Securities — 5.7%
(Cost: $1,560,193,379) ........................... 1,561,081,374
Total Investments — 105.5%
(Cost: $23,599,653,289 ) ........................... 28,877,792,692
Liabilities in Excess of Other Assets — (5.5)% ............ (1,505,834,902)
Net Assets — 100.0% ..............................
$ 27,371,957,790
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
Schedules of Investments
41
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,434,054,335 $ — $ (46,142,744)
(a)
$ 15,868 $ 124,692 $ 1,388,052,151 1,387,497,152 $ 7,995,340
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 26,292,390 146,736,833
(a)
— — — 173,029,223 173,029,223 1,089,521 —
$ 15,868 $ 124,692 $ 1,561,081,374 $ 9,084,861 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Midcap 400 E-Mini Index ................................................. 195 12/15/23 $ 49,148 $ (1,018,824)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 1,018,824 $ — $ — $ — $ 1,018,824
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 927,302 $ — $ — $ — $ 927,302
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (2,257,174) $ — $ — $ — $ (2,257,174)
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 61,987,915

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap ETF
42
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,316,391,085 $ 320,230 $ 3 $ 27,316,711,318
Short-Term Securities
Money Market Funds ...................................... 1,561,081,374 — — 1,561,081,374
$ 28,877,472,459 $ 320,230 $ 3 $ 28,877,792,692
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,018,824) $ — $ — $ (1,018,824)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
(unaudited)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
43
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)(b)
.............. 308,470 $ 61,382,445
BWX Technologies, Inc. .............. 69,120 5,182,618
HEICO Corp.
(a)
.................... 180,704 29,261,399
HEICO Corp., Class A ................ 319,036 41,225,832
Spirit AeroSystems Holdings, Inc., Class A
(b)
. 47,660 769,232
TransDigm Group, Inc.
(b)
.............. 39,263 33,103,813
170,925,339
Air Freight & Logistics — 0.4%
CH Robinson Worldwide, Inc. .......... 396,680 34,166,048
Expeditors International of Washington, Inc.
(a)
91,251 10,460,102
44,626,150
Banks — 0.5%
First Citizens BancShares, Inc., Class A .... 5,236 7,226,204
NU Holdings Ltd., Class A
(b)
............ 7,008,272 50,809,972
58,036,176
Beverages — 0.8%
Boston Beer Co., Inc. (The), Class A
(a)(b)
.... 38,509 15,000,411
Brown-Forman Corp., Class A
(a)
......... 172,063 9,996,860
Brown-Forman Corp., Class B, NVS ...... 647,076 37,329,815
Celsius Holdings, Inc.
(a)(b)
.............. 212,729 36,504,296
98,831,382
Biotechnology — 4.9%
(b)
Alnylam Pharmaceuticals, Inc. .......... 440,978 78,097,204
Apellis Pharmaceuticals, Inc.
(a)
.......... 443,249 16,861,192
BioMarin Pharmaceutical, Inc.
(a)
......... 97,782 8,651,751
Exact Sciences Corp. ................ 275,703 18,808,459
Exelixis, Inc. ...................... 1,049,080 22,922,398
Horizon Therapeutics plc .............. 878,261 101,606,015
Incyte Corp. ...................... 602,668 34,816,130
Ionis Pharmaceuticals, Inc.
(a)
........... 542,974 24,629,301
Karuna Therapeutics, Inc.
(a)
............ 141,294 23,891,402
Natera, Inc. ....................... 458,457 20,286,722
Neurocrine Biosciences, Inc. ........... 428,536 48,210,300
Roivant Sciences Ltd. ................ 1,460,563 17,059,376
Sarepta Therapeutics, Inc.
(a)
........... 396,366 48,047,486
Seagen, Inc. ...................... 621,777 131,909,991
Ultragenyx Pharmaceutical, Inc.
(a)
........ 301,927 10,763,698
606,561,425
Broadline Retail — 0.9%
Coupang, Inc., Class A
(a)(b)
............. 4,860,594 82,630,098
eBay, Inc. ........................ 146,764 6,470,825
Etsy, Inc.
(a)(b)
...................... 306,227 19,776,140
Ollie's Bargain Outlet Holdings, Inc.
(b)
..... 87,575 6,759,038
115,636,101
Building Products — 1.4%
Advanced Drainage Systems, Inc. ....... 302,861 34,474,668
Allegion plc ....................... 360,634 37,578,063
AO Smith Corp. .................... 58,132 3,844,269
Armstrong World Industries, Inc. ......... 57,866 4,166,352
Trane Technologies plc ............... 298,138 60,495,181
Trex Co., Inc.
(b)
.................... 480,938 29,640,209
170,198,742
Capital Markets — 4.9%
Ameriprise Financial, Inc. ............. 466,480 153,789,126
Ares Management Corp., Class A ........ 710,865 73,126,683
Blue Owl Capital, Inc., Class A .......... 294,752 3,819,986
FactSet Research Systems, Inc. ......... 170,230 74,434,770
Houlihan Lokey, Inc., Class A ........... 16,281 1,744,021
KKR & Co., Inc. .................... 706,237 43,504,199
Security
Shares
Shares Value
Capital Markets (continued)
LPL Financial Holdings, Inc. ............ 345,998 $ 82,226,425
MarketAxess Holdings, Inc. ............ 164,105 35,059,392
Morningstar, Inc. ................... 113,928 26,686,495
MSCI, Inc. ....................... 170,359 87,407,796
TPG, Inc., Class A .................. 82,370 2,480,984
Tradeweb Markets, Inc., Class A ......... 176,627 14,165,485
XP, Inc., Class A ................... 122,060 2,813,483
601,258,845
Chemicals — 0.5%
Axalta Coating Systems Ltd.
(b)
.......... 104,807 2,819,308
FMC Corp. ....................... 82,384 5,517,257
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 625,827 1,132,747
PPG Industries, Inc. ................. 261,083 33,888,573
RPM International, Inc. ............... 107,545 10,196,341
Scotts Miracle-Gro Co. (The) ........... 182,551 9,434,236
62,988,462
Commercial Services & Supplies — 3.4%
Cintas Corp. ...................... 342,170 164,587,192
Copart, Inc.
(b)
..................... 3,806,983 164,042,897
MSA Safety, Inc. ................... 27,566 4,345,780
RB Global, Inc.
(a)
................... 615,755 38,484,687
Rollins, Inc. ....................... 1,134,179 42,338,902
Tetra Tech, Inc. .................... 42,463 6,455,650
420,255,108
Communications Equipment — 0.0%
Ubiquiti, Inc. ...................... 15,523 2,255,492
Construction & Engineering — 0.5%
EMCOR Group, Inc. ................. 71,942 15,135,877
Quanta Services, Inc.
(a)
............... 168,112 31,448,712
Valmont Industries, Inc. ............... 6,057 1,454,952
WillScot Mobile Mini Holdings Corp.
(b)
..... 219,420 9,125,678
57,165,219
Construction Materials — 0.3%
Eagle Materials, Inc.
(a)
................ 102,790 17,116,591
Vulcan Materials Co. ................ 129,061 26,072,903
43,189,494
Consumer Finance — 0.0%
SLM Corp. ....................... 392,598 5,347,185
Consumer Staples Distribution & Retail — 0.3%
Albertsons Cos., Inc., Class A .......... 158,603 3,608,218
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 203,877 14,550,702
Casey's General Stores, Inc. ........... 23,741 6,446,156
Performance Food Group Co.
(a)(b)
........ 318,972 18,774,692
43,379,768
Containers & Packaging — 0.4%
Ardagh Metal Packaging SA ........... 590,477 1,848,193
Avery Dennison Corp. ................ 117,688 21,498,067
Graphic Packaging Holding Co. ......... 721,117 16,066,486
Sealed Air Corp. ................... 355,016 11,665,826
51,078,572
Distributors — 0.5%
Pool Corp.
(a)
...................... 168,455 59,986,825
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions, Inc.
(a)(b)
... 31,520 2,567,619
Grand Canyon Education, Inc.
(a)(b)
........ 37,316 4,361,494
H&R Block, Inc. .................... 436,103 18,778,595
Service Corp. International ............ 237,474 13,569,265
39,276,973

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
44
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Telecommunication Services — 0.2%
Iridium Communications, Inc. ........... 518,789 $ 23,599,712
Electrical Equipment — 1.5%
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 1,327,065 6,595,513
Hubbell, Inc. ...................... 108,203 33,911,902
Rockwell Automation, Inc. ............. 509,831 145,745,388
Vertiv Holdings Co., Class A ........... 111,495 4,147,614
190,400,417
Electronic Equipment, Instruments & Components — 2.7%
Amphenol Corp., Class A ............. 1,301,427 109,306,854
CDW Corp. ....................... 564,877 113,969,584
Jabil, Inc. ........................ 355,942 45,165,480
Keysight Technologies, Inc.
(b)
........... 202,010 26,727,943
National Instruments Corp. ............ 453,731 27,051,442
Vontier Corp. ...................... 232,857 7,199,939
Zebra Technologies Corp., Class A
(a)(b)
..... 40,689 9,624,169
339,045,411
Energy Equipment & Services — 0.3%
Halliburton Co. .................... 800,937 32,437,948
Entertainment — 1.5%
Live Nation Entertainment, Inc.
(a)(b)
....... 156,494 12,995,262
Playtika Holding Corp.
(a)(b)
............. 88,467 851,937
ROBLOX Corp., Class A
(a)(b)
............ 2,039,797 59,072,521
Roku, Inc., Class A
(a)(b)
............... 67,655 4,775,767
Spotify Technology SA
(b)
.............. 621,801 96,155,307
TKO Group Holdings, Inc. ............. 190,640 16,025,198
189,875,992
Financial Services — 3.7%
Apollo Global Management, Inc. ......... 2,314,872 207,782,911
Block, Inc., Class A
(b)
................ 894,241 39,579,107
Equitable Holdings, Inc. .............. 1,584,599 44,986,766
Euronet Worldwide, Inc.
(a)(b)
............ 105,624 8,384,433
FleetCor Technologies, Inc.
(a)(b)
.......... 296,518 75,712,906
Jack Henry & Associates, Inc. .......... 102,021 15,419,454
Rocket Cos., Inc., Class A
(b)
............ 198,328 1,622,323
Shift4 Payments, Inc., Class A
(a)(b)
........ 240,428 13,312,498
Toast, Inc., Class A
(a)(b)
............... 1,574,741 29,494,899
UWM Holdings Corp., Class A
(a)
......... 147,088 713,377
Western Union Co. (The) ............. 243,020 3,203,003
WEX, Inc.
(a)(b)
...................... 86,693 16,306,086
456,517,763
Food Products — 0.5%
Freshpet, Inc.
(b)
.................... 55,589 3,662,203
Lamb Weston Holdings, Inc. ........... 608,733 56,283,453
59,945,656
Ground Transportation — 1.9%
Avis Budget Group, Inc.
(a)(b)
............ 31,116 5,591,234
JB Hunt Transport Services, Inc. ........ 71,865 13,547,990
Landstar System, Inc. ................ 126,002 22,294,794
Lyft, Inc., Class A
(a)(b)
................. 1,491,646 15,721,949
Old Dominion Freight Line, Inc.
(a)
........ 407,472 166,713,094
Saia, Inc.
(b)
....................... 12,931 5,154,943
U-Haul Holding Co., NVS
(a)
............ 171,116 8,964,767
U-Haul Holding Co.
(b)
................ 13,060 712,684
238,701,455
Health Care Equipment & Supplies — 5.6%
Align Technology, Inc.
(b)
............... 338,699 103,411,579
Dexcom, Inc.
(b)
.................... 1,716,136 160,115,489
Globus Medical, Inc., Class A
(b)
......... 149,548 7,425,058
IDEXX Laboratories, Inc.
(b)
............. 365,380 159,769,712
Inspire Medical Systems, Inc.
(a)(b)
........ 127,622 25,325,310
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Insulet Corp.
(a)(b)
.................... 307,902 $ 49,107,290
Masimo Corp.
(a)(b)
................... 191,735 16,811,325
Novocure Ltd.
(a)(b)
................... 467,850 7,555,777
Penumbra, Inc.
(a)(b)
.................. 160,759 38,889,210
ResMed, Inc. ..................... 644,147 95,250,017
Shockwave Medical, Inc.
(b)
............. 160,565 31,968,491
Tandem Diabetes Care, Inc.
(a)(b)
......... 38,500 799,645
696,428,903
Health Care Providers & Services — 2.4%
agilon health, Inc.
(a)(b)
................ 1,151,360 20,448,154
Cardinal Health, Inc. ................. 580,089 50,363,327
Cencora, Inc. ..................... 717,154 129,066,205
Chemed Corp.
(a)
................... 46,453 24,141,624
DaVita, Inc.
(a)(b)
.................... 239,110 22,603,068
Encompass Health Corp. ............. 29,723 1,996,197
Molina Healthcare, Inc.
(a)(b)
............. 139,387 45,703,603
294,322,178
Health Care Technology — 1.1%
(a)(b)
Certara, Inc. ...................... 191,361 2,782,389
Doximity, Inc., Class A ............... 232,015 4,923,359
Veeva Systems, Inc., Class A ........... 642,534 130,723,542
138,429,290
Hotels, Restaurants & Leisure — 5.6%
Caesars Entertainment, Inc.
(b)
.......... 372,829 17,280,624
Cava Group, Inc.
(a)(b)
................. 55,525 1,700,731
Choice Hotels International, Inc.
(a)
........ 134,615 16,491,684
Churchill Downs, Inc. ................ 315,009 36,553,644
Darden Restaurants, Inc. ............. 249,815 35,778,504
Domino's Pizza, Inc. ................. 156,920 59,439,727
DoorDash, Inc., Class A
(a)(b)
............ 1,048,032 83,287,103
DraftKings, Inc., Class A
(a)(b)
............ 1,854,190 54,587,354
Expedia Group, Inc.
(a)(b)
............... 466,210 48,052,265
Hilton Worldwide Holdings, Inc.
(a)
........ 522,450 78,461,541
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 451,030 7,432,974
Planet Fitness, Inc., Class A
(a)(b)
......... 179,793 8,842,220
Royal Caribbean Cruises Ltd.
(b)
......... 313,305 28,867,923
Texas Roadhouse, Inc. ............... 297,156 28,556,692
Travel + Leisure Co. ................. 144,707 5,315,088
Vail Resorts, Inc. ................... 16,815 3,731,080
Wendy's Co. (The) .................. 765,630 15,626,508
Wingstop, Inc. ..................... 133,258 23,965,119
Wyndham Hotels & Resorts, Inc. ........ 26,421 1,837,316
Wynn Resorts Ltd. .................. 28,050 2,592,100
Yum! Brands, Inc. .................. 1,092,299 136,471,837
694,872,034
Household Durables — 0.1%
NVR, Inc.
(a)(b)
...................... 1,163 6,935,318
Tempur Sealy International, Inc. ......... 149,941 6,498,443
TopBuild Corp.
(b)
................... 9,115 2,293,334
15,727,095
Household Products — 1.3%
Church & Dwight Co., Inc. ............. 971,023 88,974,838
Clorox Co. (The) ................... 548,618 71,901,875
160,876,713
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp. (The) ................... 1,814,446 27,579,579
Vistra Corp. ...................... 476,697 15,816,807
43,396,386

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
45
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Insurance — 1.5%
Arch Capital Group Ltd.
(a)(b)
............ 225,112 $ 17,943,677
Arthur J Gallagher & Co. .............. 52,576 11,983,648
Brighthouse Financial, Inc.
(b)
........... 30,091 1,472,654
Brown & Brown, Inc. ................. 409,706 28,613,867
Everest Group Ltd. .................. 25,700 9,551,919
Kinsale Capital Group, Inc.
(a)
........... 96,724 40,056,310
Lincoln National Corp. ............... 69,702 1,720,942
Primerica, Inc. ..................... 104,242 20,223,990
RenaissanceRe Holdings Ltd. .......... 59,115 11,700,041
RLI Corp. ........................ 39,344 5,346,456
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 411,019 19,893,320
Willis Towers Watson plc .............. 58,603 12,245,683
180,752,507
Interactive Media & Services — 1.0%
(b)
Match Group, Inc.
(a)
................. 1,113,589 43,624,849
Pinterest, Inc., Class A ............... 2,631,679 71,134,283
ZoomInfo Technologies, Inc. ........... 719,291 11,796,373
126,555,505
IT Services — 3.6%
(b)
Cloudflare, Inc., Class A
(a)
............. 1,275,809 80,426,999
EPAM Systems, Inc.
(a)
................ 246,591 63,050,853
Gartner, Inc.
(a)
..................... 340,540 117,012,949
Globant SA ....................... 182,648 36,136,907
GoDaddy, Inc., Class A ............... 413,762 30,816,994
MongoDB, Inc., Class A .............. 291,386 100,778,762
Okta, Inc., Class A
(a)
................. 42,561 3,469,147
Twilio, Inc., Class A
(a)
................ 123,675 7,238,698
VeriSign, Inc. ..................... 21,243 4,302,345
443,233,654
Leisure Products — 0.2%
Brunswick Corp. ................... 25,112 1,983,848
Peloton Interactive, Inc., Class A
(a)(b)
...... 1,407,023 7,105,466
Polaris, Inc. ....................... 20,999 2,186,836
YETI Holdings, Inc.
(a)(b)
............... 384,280 18,529,982
29,806,132
Life Sciences Tools & Services — 6.1%
10X Genomics, Inc., Class A
(b)
.......... 408,700 16,858,875
Agilent Technologies, Inc. ............. 1,065,319 119,123,971
Bio-Techne Corp. ................... 650,588 44,285,525
Bruker Corp.
(a)
..................... 470,005 29,281,312
ICON plc
(b)
....................... 53,834 13,256,622
Illumina, Inc.
(a)(b)
.................... 209,530 28,764,278
IQVIA Holdings, Inc.
(a)(b)
............... 758,308 149,197,099
Maravai LifeSciences Holdings, Inc., Class A
(a)
(b)
........................... 281,573 2,815,730
Medpace Holdings, Inc.
(b)
............. 103,246 24,998,954
Mettler-Toledo International, Inc.
(b)
....... 96,628 107,070,588
Repligen Corp.
(a)(b)
.................. 108,680 17,281,207
Sotera Health Co.
(a)(b)
................ 307,289 4,603,189
Waters Corp.
(a)(b)
................... 259,765 71,230,161
West Pharmaceutical Services, Inc. ...... 328,323 123,190,073
751,957,584
Machinery — 1.2%
Allison Transmission Holdings, Inc. ....... 39,006 2,303,694
Donaldson Co., Inc. ................. 222,450 13,266,918
Graco, Inc. ....................... 304,104 22,163,100
IDEX Corp. ....................... 27,118 5,641,086
Lincoln Electric Holdings, Inc. .......... 231,836 42,145,466
Otis Worldwide Corp. ................ 108,042 8,676,853
Toro Co. (The) ..................... 461,155 38,321,981
Security
Shares
Shares Value
Machinery (continued)
Xylem, Inc. ....................... 124,789 $ 11,359,543
143,878,641
Media — 1.4%
Cable One, Inc. .................... 1,797 1,106,305
Liberty Broadband Corp., Class A
(a)(b)
...... 15,105 1,373,196
Liberty Broadband Corp., Class C, NVS
(a)(b)
. 106,737 9,747,223
Nexstar Media Group, Inc. ............. 51,955 7,448,788
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,955,254 152,803,100
172,478,612
Oil, Gas & Consumable Fuels — 4.1%
Antero Midstream Corp. .............. 501,281 6,005,346
APA Corp. ....................... 1,219,066 50,103,613
Cheniere Energy, Inc. ................ 1,075,946 178,563,998
Hess Corp. ....................... 688,088 105,277,464
New Fortress Energy, Inc., Class A ....... 286,698 9,397,961
ONEOK, Inc. ...................... 108,880 6,906,258
Ovintiv, Inc. ....................... 505,220 24,033,316
Targa Resources Corp. ............... 991,838 85,020,353
Texas Pacific Land Corp.
(a)
............ 25,620 46,719,607
512,027,916
Passenger Airlines — 0.2%
American Airlines Group, Inc.
(a)(b)
........ 1,074,730 13,767,291
Delta Air Lines, Inc. ................. 144,958 5,363,446
19,130,737
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals plc
(b)
............ 140,069 18,130,531
Professional Services — 5.2%
Booz Allen Hamilton Holding Corp. ....... 576,698 63,015,790
Broadridge Financial Solutions, Inc. ...... 434,990 77,884,959
Ceridian HCM Holding, Inc.
(a)(b)
.......... 56,162 3,810,592
Equifax, Inc. ...................... 374,109 68,529,287
FTI Consulting, Inc.
(a)(b)
............... 27,251 4,861,851
Genpact Ltd. ...................... 197,632 7,154,278
KBR, Inc. ........................ 217,902 12,843,144
Paychex, Inc. ..................... 1,429,793 164,898,027
Paycom Software, Inc.
(a)
.............. 229,024 59,379,052
Paycor HCM, Inc.
(a)(b)
................ 112,018 2,557,371
Paylocity Holding Corp.
(a)(b)
............ 185,988 33,794,020
Verisk Analytics, Inc. ................. 633,092 149,561,654
648,290,025
Real Estate Management & Development — 0.5%
CoStar Group, Inc.
(a)(b)
................ 771,258 59,302,028
Residential REITs — 0.3%
Equity LifeStyle Properties, Inc. ......... 257,325 16,394,176
Sun Communities, Inc. ............... 118,627 14,038,319
UDR, Inc. ........................ 81,363 2,902,218
33,334,713
Retail REITs — 0.3%
Simon Property Group, Inc. ............ 313,496 33,866,973
Semiconductors & Semiconductor Equipment — 3.5%
Allegro MicroSystems, Inc.
(a)(b)
.......... 333,003 10,636,116
Enphase Energy, Inc.
(a)(b)
.............. 590,348 70,930,312
Entegris, Inc. ...................... 34,382 3,228,814
Lattice Semiconductor Corp.
(a)(b)
......... 604,087 51,909,196
Microchip Technology, Inc. ............. 1,701,631 132,812,299
Monolithic Power Systems, Inc. ......... 201,292 92,996,904
Teradyne, Inc.
(a)
.................... 575,897 57,854,613

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
46
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Semiconductors & Semiconductor Equipment (continued)
Universal Display Corp. .............. 93,612 $ 14,696,148
435,064,402
Software — 11.7%
Alteryx, Inc., Class A
(a)(b)
.............. 271,082 10,217,081
ANSYS, Inc.
(a)(b)
.................... 317,660 94,519,733
AppLovin Corp., Class A
(a)(b)
............ 239,834 9,583,767
Bentley Systems, Inc., Class B
(a)
......... 789,315 39,592,040
Confluent, Inc., Class A
(a)(b)
............ 818,960 24,249,406
Crowdstrike Holdings, Inc., Class A
(b)
...... 934,005 156,333,757
Datadog, Inc., Class A
(a)(b)
............. 1,211,566 110,361,547
DocuSign, Inc.
(b)
................... 898,730 37,746,660
DoubleVerify Holdings, Inc.
(a)(b)
.......... 555,889 15,537,097
Dropbox, Inc., Class A
(a)(b)
............. 1,019,641 27,764,824
Dynatrace, Inc.
(a)(b)
.................. 1,065,660 49,798,292
Elastic NV
(b)
...................... 344,696 28,003,103
Fair Isaac Corp.
(a)(b)
................. 107,492 93,360,027
Five9, Inc.
(b)
...................... 314,549 20,225,501
Gen Digital, Inc. .................... 382,656 6,765,358
Gitlab, Inc., Class A
(a)(b)
............... 389,607 17,618,028
HashiCorp, Inc., Class A
(a)(b)
............ 295,479 6,745,785
HubSpot, Inc.
(a)(b)
................... 202,588 99,774,590
Informatica, Inc., Class A
(a)(b)
........... 14,915 314,259
Manhattan Associates, Inc.
(a)(b)
.......... 273,313 54,023,048
nCino, Inc.
(a)(b)
..................... 27,482 873,928
New Relic, Inc.
(b)
................... 248,707 21,294,293
Nutanix, Inc., Class A
(b)
............... 247,128 8,619,825
Palantir Technologies, Inc., Class A
(a)(b)
.... 8,310,835 132,973,360
Pegasystems, Inc.
(a)
................. 185,588 8,056,375
Procore Technologies, Inc.
(a)(b)
.......... 347,537 22,701,117
PTC, Inc.
(b)
....................... 265,690 37,642,959
RingCentral, Inc., Class A
(a)(b)
........... 377,389 11,182,036
SentinelOne, Inc., Class A
(b)
............ 136,964 2,309,213
Smartsheet, Inc., Class A
(b)
............ 555,754 22,485,807
Splunk, Inc.
(b)
..................... 677,479 99,081,304
Teradata Corp.
(b)
................... 446,243 20,089,860
Tyler Technologies, Inc.
(a)(b)
............ 139,573 53,894,718
UiPath, Inc., Class A
(a)(b)
.............. 1,275,850 21,829,793
Unity Software, Inc.
(a)(b)
............... 504,759 15,844,385
Zscaler, Inc.
(a)(b)
.................... 386,988 60,211,463
1,441,624,339
Specialized REITs — 0.6%
Iron Mountain, Inc. .................. 637,028 37,871,315
Lamar Advertising Co., Class A ......... 296,525 24,750,942
SBA Communications Corp. ........... 48,037 9,615,566
72,237,823
Specialty Retail — 4.3%
Best Buy Co., Inc. .................. 118,199 8,211,284
Burlington Stores, Inc.
(b)
.............. 286,330 38,740,449
CarMax, Inc.
(a)(b)
.................... 39,166 2,770,211
Dick's Sporting Goods, Inc. ............ 19,690 2,137,940
Five Below, Inc.
(a)(b)
.................. 242,718 39,053,326
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 462,362 41,843,761
Murphy USA, Inc.
(a)
................. 82,918 28,335,568
RH
(a)(b)
.......................... 12,573 3,323,798
Ross Stores, Inc. ................... 1,390,305 157,034,950
Tractor Supply Co. .................. 485,871 98,656,107
Ulta Beauty, Inc.
(b)
.................. 221,907 88,640,751
Valvoline, Inc. ..................... 192,623 6,210,165
Victoria's Secret & Co.
(a)(b)
............. 154,392 2,575,259
Wayfair, Inc., Class A
(a)(b)
.............. 127,452 7,719,768
Williams-Sonoma, Inc.
(a)
.............. 36,324 5,644,750
530,898,087
Security
Shares
Shares Value
Technology Hardware, Storage & Peripherals — 0.7%
HP, Inc. ......................... 780,459 $ 20,057,796
NetApp, Inc. ...................... 372,779 28,286,470
Pure Storage, Inc., Class A
(b)
........... 974,067 34,696,267
83,040,533
Textiles, Apparel & Luxury Goods — 0.7%
Crocs, Inc.
(a)(b)
..................... 270,531 23,868,950
Deckers Outdoor Corp.
(a)(b)
............. 116,205 59,739,828
Skechers USA, Inc., Class A
(b)
.......... 43,186 2,113,955
Tapestry, Inc. ...................... 66,870 1,922,513
87,645,246
Trading Companies & Distributors — 2.4%
Fastenal Co. ...................... 1,897,559 103,682,624
Ferguson plc ...................... 49,350 8,116,594
SiteOne Landscape Supply, Inc.
(a)(b)
....... 63,355 10,355,375
United Rentals, Inc. ................. 62,322 27,706,492
Watsco, Inc. ...................... 36,600 13,824,552
WW Grainger, Inc. .................. 198,054 137,021,679
300,707,316
Total Long-Term Investments — 99.8%
(Cost: $11,833,388,798) ........................... 12,349,537,515
Short-Term Securities
Money Market Funds — 7.8%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 5.54%
(e)
............ 920,391,802 920,759,959
BlackRock Cash Funds: Treasury, SL Agency
Shares, 5.31% .................. 41,376,596 41,376,596
Total Short-Term Securities — 7.8%
(Cost: $961,620,231) ............................. 962,136,555
Total Investments — 107.6%
(Cost: $12,795,009,029 ) ........................... 13,311,674,070
Liabilities in Excess of Other Assets — (7.6)% ............ (943,362,803)
Net Assets — 100.0% ..............................
$ 12,368,311,267
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
Schedules of Investments
47
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the six months ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company
Act of 1940, as amended, were as follows:
Derivative Financial Instruments Categorized by Risk Exposure
Affiliated Issuer
Value at
03/31/23
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 931,722,406 $ — $ (11,033,318)
(a)
$ 18,073 $ 52,798 $ 920,759,959 920,391,802 $ 1,867,630
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 22,661,607 18,714,989
(a)
— — — 41,376,596 41,376,596 410,362 —
$ 18,073 $ 52,798 $ 962,136,555 $ 2,277,992 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index ................................................... 30 12/15/23 $ 8,920 $ (374,951)
Russell 2000 E-Mini Index .................................................... 93 12/15/23 8,363 (364,765)
$ (739,716)
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Liabilities — Derivative Financial Instruments
Futures contracts
Unrealized depreciation on futures contracts
(a)
...... $ — $ — $ 739,716 $ — $ — $ — $ 739,716
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
For the period ended September 30, 2023, the effect of derivative financial instruments in the Statements of Operations was as follows:
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest
Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ....................... $ — $ — $ 2,750,979 $ — $ — $ — $ 2,750,979
Net Change in Unrealized Appreciation
(Depreciation) on
Futures contracts ....................... $ — $ — $ (2,020,800) $ — $ — $ — $ (2,020,800)

2023
iShares Semi-Annual Report to Shareholders
Schedule of Investments
(unaudited) (continued)
September 30, 2023
iShares
®
Russell Mid-Cap Growth ETF
48
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Average Quarterly Balances of Outstanding Derivative Financial Instruments
Futures contracts
Average notional value of contracts — long .................................................................................. $ 20,297,078
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,349,537,515 $ — $ — $ 12,349,537,515
Short-Term Securities
Money Market Funds ...................................... 962,136,555 — — 962,136,555
$ 13,311,674,070 $ — $ — $ 13,311,674,070
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (739,716) $ — $ — $ (739,716)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
(unaudited)

September 30, 2023
49
Financial Statements
See notes to financial statements.
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap
Growth ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
......................................... $ 790,774,992 $ 432,235,418 $ 27,316,711,318 $ 12,349,537,515
Investments, at value — affiliated
(c)
............................................ 137,761,980 658,871,042 1,561,081,374 962,136,555
Cash   ............................................................... 142,682 673,606 12,711,033 49,141
Cash pledged:
Futures contracts ...................................................... 69,710 119,000 3,120,420 1,200,990
Receivables: – – – –
Investments sold ...................................................... 6,070 — — —
Securities lending income — affiliated ........................................ 256,971 74,092 564,369 194,200
Dividends — unaffiliated ................................................. 655,987 487,125 30,442,188 2,789,302
Dividends — affiliated ................................................... 6,833 1,498,663 212,992 75,735
Variation margin on futures contracts ......................................... — — — 3,955
Total assets ...........................................................
929,675,225 1,093,958,946 28,924,843,694 13,315,987,393
LIABILITIES
Collateral on securities loaned ............................................... 133,377,540 337,984,100 1,387,756,025 920,661,238
Payables: – – – –
Investments purchased .................................................. 37,432 322,957 31,796,420 —
Capital shares redeemed ................................................. — — — 32,310
Income dividend distributions .............................................. 3,402,497 3,904,931 128,783,624 24,492,129
Investment advisory fees ................................................. 405,770 43,832 4,335,122 2,441,624
Variation margin on futures contracts ......................................... 5,397 9,624 214,713 48,825
Total liabilities ..........................................................
137,228,636 342,265,444 1,552,885,904 947,676,126
Commitments and contingent liabilities — — — —
NET ASSETS ..........................................................
$ 792,446,589 $ 751,693,502 $ 27,371,957,790 $ 12,368,311,267
NET ASSETS CONSIST OF:
Paid-in capital .......................................................... $ 1,235,797,650 $ 811,258,808 $ 22,790,576,498 $ 13,424,605,760
Accumulated earnings (loss) ................................................ (443,351,061) (59,565,306) 4,581,381,292 (1,056,294,493)
NET ASSETS ..........................................................
$ 792,446,589 $ 751,693,502 $ 27,371,957,790 $ 12,368,311,267
NET ASSET VALUE
Shares outstanding ......................................................
7,900,000 13,800,000 395,300,000 135,400,000
Net asset value .........................................................
$ 100.31 $ 54.47 $ 69.24 $ 91.35
Shares authorized .......................................................
Unlimited Unlimited Unlimited Unlimited
Par value .............................................................
None None None None
(a)
  Investments, at cost — unaffiliated .......................................... $ 1,012,415,539 $ 454,134,504 $ 22,039,459,910 $ 11,833,388,798
(b)
  Securities loaned, at value ................................................ $ 125,515,036 $ 329,492,273 $ 1,355,235,174 $ 901,507,916
(c)
  Investments, at cost — affiliated ............................................ $ 137,681,450 $ 685,041,503 $ 1,560,193,379 $ 961,620,231

Statements of Operations
(unaudited)
Six Months Ended September 30, 2023
2023
iShares Semi-Annual Report to Shareholders
50
iShares Micro-
Cap ETF
iShares Russell
2500 ETF
iShares Russell
Mid-Cap ETF
iShares Russell
Mid-Cap Growth
ETF
INVESTMENT INCOME – – – –
Dividends — unaffiliated ................................................. $ 5,976,167 $ 3,572,786 $ 233,639,757 $ 48,680,396
Dividends — affiliated ................................................... 39,741 2,403,315 1,089,521 410,362
Interest — unaffiliated ................................................... 8,486 2,379 86,679 29,958
Securities lending income — affiliated — net ................................... 1,945,662 721,417 7,995,340 1,867,630
Foreign taxes withheld .................................................. (558) (5,252) (118,558) (44,532)
Total investment income ...................................................
7,969,498 6,694,645 242,692,739 50,943,814
EXPENSES
Investment advisory .................................................... 2,642,209 561,021 26,245,684 14,713,673
Total expenses .........................................................
2,642,209 561,021 26,245,684 14,713,673
Less: – – – –
Investment advisory fees waived ........................................... — (308,688) — —
Total expenses after fees waived .............................................
2,642,209 252,333 26,245,684 14,713,673
Net investment income ....................................................
5,327,289 6,442,312 216,447,055 36,230,141
REALIZED AND UNREALIZED GAIN (LOSS) $ (30,218,455) $ (7,279,383) $ (313,642,355) $ 25,917,823
Net realized gain (loss) from:
Investments — unaffiliated ............................................. $ (34,308,262) $ (209,604) $ (595,344,736) $ 238,729,460
Investments — affiliated ............................................... 3,888 (1,305,142) 15,868 18,073
Futures contracts .................................................... (180,585) (27,138) 927,302 2,750,979
In-kind redemptions — unaffiliated
(a)
....................................... 27,157,864 3,720,298 1,368,767,400 196,396,204
In-kind redemptions — affiliated
(a)
......................................... — 1,004,647 — —
(7,327,095) 3,183,061 774,365,834 437,894,716
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ............................................. (22,826,030) (6,588,817) (1,085,875,706) (410,008,889)
Investments — affiliated ............................................... 3,965 (3,812,546) 124,692 52,798
Futures contracts .................................................... (69,296) (61,081) (2,257,174) (2,020,800)
(22,891,361) (10,462,444) (1,088,008,188) (411,976,891)
Net realized and unrealized gain (loss) .........................................
(30,218,456) (7,279,383) (313,642,354) 25,917,825
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..........
$ (24,891,167) $ (837,071) $ (97,195,299) $ 62,147,966
(a)
See Note 2 of the Notes to Financial Statements.
See notes to financial statements.

Statements of Changes in Net Assets
51
Financial Statements
See notes to financial statements.
iShares Micro-Cap ETF iShares Russell 2500 ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 5,327,289 $ 10,493,491 $ 6,442,312 $ 8,884,959
Net realized gain (loss) ............................................ (7,327,095) (69,354,696) 3,183,061 21,543,177
Net change in unrealized appreciation (depreciation) ........................ (22,891,361) (140,714,448) (10,462,444) (64,013,718)
Net decrease in net assets resulting from operations ..........................
(24,891,167) (199,575,653) (837,071) (33,585,582)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(5,660,996) (11,888,480) (6,077,625) (9,129,972)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(74,922,691) 12,741,862 71,042,392 307,131,820
NET ASSETS
Total increase (decrease) in net assets ................................... (105,474,854) (198,722,271) 64,127,696 264,416,266
Beginning of period ................................................
897,921,443 1,096,643,714 687,565,806 423,149,540
End of period ....................................................
$ 792,446,589 $ 897,921,443 $ 751,693,502 $ 687,565,806
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
(continued)
2023
iShares Semi-Annual Report to Shareholders
52
See notes to financial statements.
iShares Russell Mid-Cap ETF iShares Russell Mid-Cap Growth ETF
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Six Months Ended
09/30/23
(unaudited)
Year Ended
03/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................ $ 216,447,055 $ 419,774,547 $ 36,230,141 $ 77,632,646
Net realized gain (loss) ............................................ 774,365,834 548,981,246 437,894,716 (401,341,870)
Net change in unrealized appreciation (depreciation) ........................ (1,088,008,188) (3,631,061,373) (411,976,891) (846,539,176)
Net increase (decrease) in net assets resulting from operations ...................
(97,195,299) (2,662,305,580) 62,147,966 (1,170,248,400)
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................
(202,330,244) (443,722,962) (35,954,175) (92,809,126)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions .........
(50,779,806) 524,749,292 137,121,816 (309,085,530)
NET ASSETS
Total increase (decrease) in net assets ................................... (350,305,349) (2,581,279,250) 163,315,607 (1,572,143,056)
Beginning of period ................................................
27,722,263,139 30,303,542,389 12,204,995,660 13,777,138,716
End of period ....................................................
$ 27,371,957,790 $ 27,722,263,139 $ 12,368,311,267 $ 12,204,995,660
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
(For a share outstanding throughout each period)
53
Financial Highlights
iShares Micro-Cap ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ...............
$ 104.41  $ 129.02  $ 146.73  $ 67.33  $ 92.88  $ 96.11
Net investment income
(a)
.......................
0.64  1.26  0.76  0.96  0.94  0.89
Net realized and unrealized gain (loss)
(b)
.............
(4.04) (24.44) (17.42) 79.50  (25.28) (3.24)
Net increase (decrease) from investment operations ...... (3.40) (23.18) (16.66) 80.46  (24.34) (2.35)
Distributions from net investment income
(c)
............. (0.70) (1.43) (1.05) (1.06) (1.21) (0.88)
Net asset value, end of period .................... $ 100.31  $ 104.41  $ 129.02  $ 146.73  $ 67.33  $ 92.88
Total Return
(d)
— — — — — —
Based on net asset value ........................ (3.28)%
(e)
(17.97)% (11.41)% 120.24% (26.47)% (2.48)%
Ratios to Average Net Assets
(f)
Total expenses ...............................
0.60%
(g)
0.60% 0.60% 0.60% 0.60% 0.60%
Net investment income ..........................
1.21%
(g)
1.12% 0.54% 0.92% 1.03% 0.91%
Supplemental Data
Net assets, end of period (000) .................... $ 792,447  $ 897,921  $ 1,096,644  $ 1,386,589  $ 562,206  $ 882,335
Portfolio turnover rate
(h)
.......................... 24% 35% 44% 35% 24% 25%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(g)
Annualized.
(h)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
54
iShares Russell 2500 ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
Net asset value, beginning of period ................
$ 54.79  $ 62.23  $ 62.85  $ 33.62  $ 44.13  $ 43.24
Net investment income
(a)
........................
0.48  0.99  0.79  0.75  0.72  0.65
Net realized and unrealized gain (loss)
(b)
..............
(0.35) (7.45) (0.66) 29.21  (10.50) 1.22
Net increase (decrease) from investment operations ....... 0.13  (6.46) 0.13  29.96  (9.78) 1.87
Distributions
(c)
– – – – – –
From net investment income .....................
(0.45) (0.98) (0.75) (0.73) (0.73) (0.62)
From net realized gain ..........................
—  —  —  —  —  (0.36)
Total distributions .............................. (0.45) (0.98) (0.75) (0.73) (0.73) (0.98)
Net asset value, end of period ..................... $ 54.47  $ 54.79  $ 62.23  $ 62.85  $ 33.62  $ 44.13
Total Return
(d)
— — — — — —
Based on net asset value ......................... 0.24%
(e)
(10.30)%
(f)
0.17% 89.71% (22.47)% 4.49%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.15%
(h)
0.15% 0.15% 0.15% 0.15% 0.15%
Total expenses after fees waived ....................
0.07%
(h)
0.07% 0.07% 0.07% 0.07% 0.06%
Net investment income ...........................
1.72%
(h)
1.78% 1.22% 1.44% 1.60% 1.49%
Supplemental Data
Net assets, end of period (000) ..................... $ 751,694  $ 687,566  $ 423,150  $ 267,118  $ 42,021  $ 35,302
Portfolio turnover rate
(i)
........................... 7% 11% 12% 16% 14% 12%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Not annualized.
(f)
Includes payment from an affiliate, which had no impact on the Fund’s total return.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
55
Financial Highlights
iShares Russell Mid-Cap ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
Year Ended
03/31/20
Year Ended
03/31/19
(a)
Net asset value, beginning of period ................
$ 69.91  $ 78.02  $ 73.93  $ 43.20  $ 53.93  $ 51.61
Net investment income
(b)
........................
0.54  1.05  0.84  0.74  0.91  0.81
Net realized and unrealized gain (loss)
(c)
..............
(0.70) (8.05) 4.14  30.79  (10.71) 2.44
Net increase (decrease) from investment operations ....... (0.16) (7.00) 4.98  31.53  (9.80) 3.25
Distributions from net investment income
(d)
.............. (0.51) (1.11) (0.89) (0.80) (0.93) (0.93)
Net asset value, end of period ..................... $ 69.24  $ 69.91  $ 78.02  $ 73.93  $ 43.20  $ 53.93
Total Return
(e)
— — — — — —
Based on net asset value ......................... (0.22)%
(f)
(8.90)% 6.72% 73.38% (18.44)% 6.38%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.19%
(h)
0.19% 0.18% 0.19% 0.19% 0.19%
Net investment income ...........................
1.54%
(h)
1.52% 1.07% 1.23% 1.63% 1.55%
Supplemental Data
Net assets, end of period (000) ..................... $ 27,371,958  $ 27,722,263  $ 30,303,542  $ 27,123,317  $ 15,753,591  $ 18,593,536
Portfolio turnover rate
(i)
........................... 7% 12% 13% 14% 10% 11%
(a)
Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Financial Highlights
(continued)
(For a share outstanding throughout each period)
2023
iShares Semi-Annual Report to Shareholders
56
iShares Russell Mid-Cap Growth ETF
Six Months
Ended
09/30/23
(unaudited)
Year Ended
03/31/23
Year Ended
03/31/22
Year Ended
03/31/21
(a)
Year Ended
03/31/20
(a)
Year Ended
03/31/19
(a)
Net asset value, beginning of period ................
$ 91.08  $ 100.53  $ 102.01  $ 60.86  $ 67.81  $ 61.46
Net investment income
(b)
........................
0.27  0.56  0.37  0.32  0.47  0.56
Net realized and unrealized gain (loss)
(c)
..............
0.27  (9.34) (1.44) 41.16  (6.97) 6.35
Net increase (decrease) from investment operations ....... 0.54  (8.78) (1.07) 41.48  (6.50) 6.91
Distributions from net investment income
(d)
.............. (0.27) (0.67) (0.41) (0.33) (0.45) (0.56)
Net asset value, end of period ..................... $ 91.35  $ 91.08  $ 100.53  $ 102.01  $ 60.86  $ 67.81
Total Return
(e)
— — — — — —
Based on net asset value ......................... 0.58%
(f)
(8.67)% (1.09)% 68.27% (9.67)% 11.28%
Ratios to Average Net Assets
(g)
Total expenses ................................
0.23%
(h)
0.23% 0.23% 0.23% 0.24% 0.24%
Net investment income ...........................
0.58%
(h)
0.65% 0.34% 0.36% 0.65% 0.88%
Supplemental Data
Net assets, end of period (000) ..................... $ 12,368,311  $ 12,204,996  $ 13,777,139  $ 14,822,269  $ 9,353,644  $ 10,217,865
Portfolio turnover rate
(i)
........................... 32% 26% 35% 23% 23% 20%
(a)
Per share amounts reflect a two-for-one stock split effective after the close of trading on December 4, 2020.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions.
See notes to financial statements.

Notes to Financial Statements
(unaudited)
57
Notes to Financial Statements
1. ORGANIZATION
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Currently the iShares Russell 2500 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in an iShares fund (an “underlying fund”). The financial statements, including the accounting policies, and Schedule of Investments for the underlying fund are available on iShares.com and should be read in conjunction with the Fund’s financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2023 , if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies:  Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust  (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
Micro-Cap ......................................................................................................... Diversified
Russell 2500 ........................................................................................................ Diversified
Russell Mid-Cap ..................................................................................................... Diversified
Russell Mid-Cap Growth ................................................................................................ Diversified

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
58
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the New York Stock Exchange (“NYSE”). Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments (“Systematic Fair Value Price”). The
Systematic Fair Value Price is designed to value such foreign securities at fair value as of the close of trading on the NYSE, which follows the close of the local markets.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending:  Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.

Notes to Financial Statements
(unaudited) (continued)
59
Notes to Financial Statements
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Micro-Cap
Barclays Bank PLC ..................................... $ 4,899,620 $ (4,899,620) $ – $ –
Barclays Capital, Inc. ................................... 1,438,365 (1,438,365) – –
BMO Capital Markets Corp. ............................... 76,473 (76,473) – –
BNP Paribas SA ....................................... 11,235,279 (11,235,279) – –
BofA Securities, Inc. .................................... 10,173,221 (10,173,221) – –
Citigroup Global Markets, Inc. .............................. 1,515,539 (1,515,539) – –
Credit Suisse Securities (USA) LLC .......................... 15 – – 15
Goldman Sachs & Co. LLC ............................... 15,881,982 (15,881,982) – –
HSBC Bank PLC ...................................... 2,687,554 (2,687,554) – –
J.P. Morgan Securities LLC ............................... 26,744,156 (26,744,156) – –
Jefferies LLC ......................................... 3,820,678 (3,820,678) – –
Morgan Stanley ....................................... 21,864,900 (21,864,900) – –
National Financial Services LLC ............................ 6,945,123 (6,945,123) – –
Natixis SA ........................................... 2,058,497 (2,058,497) – –
Nomura Securities International, Inc. ......................... 149,080 (149,080) – –
Pershing LLC ......................................... 523,159 (523,159) – –
RBC Capital Markets LLC ................................ 7,992 (7,992) – –
Scotia Capital (USA), Inc. ................................ 333,855 (333,855) – –
SG Americas Securities LLC .............................. 496,260 (491,266) – 4,994
(b)
State Street Bank & Trust Co. .............................. 3,412,921 (3,412,921) – –
Toronto-Dominion Bank .................................. 2,120,910 (2,120,910) – –
UBS AG ............................................ 3,587,927 (3,587,927) – –
UBS Securities LLC .................................... 264,055 (264,055) – –
Virtu Americas LLC ..................................... 30,073 (30,073) – –
Wells Fargo Bank N.A. .................................. 1,838,967 (1,838,967) – –
Wells Fargo Securities LLC ............................... 3,408,435 (3,408,435) – –
$ 125,515,036 $ (125,510,027) $ – $ 5,009
Russell 2500
Barclays Bank PLC ..................................... $ 56,522,368 $ (56,522,368) $ – $ –
BMO Capital Markets Corp. ............................... 114,587 (114,587) – –
BNP Paribas SA ....................................... 1,479,202 (1,479,202) – –
BofA Securities, Inc. .................................... 169,618,640 (169,618,640) – –
Citadel Clearing LLC .................................... 6,710,671 (6,710,671) – –
Citigroup Global Markets, Inc. .............................. 3,368,952 (3,368,952) – –
Credit Suisse Securities (USA) LLC .......................... 135,820 (135,800) – 20
(b)
HSBC Bank PLC ...................................... 3,684,795 (3,684,795) – –
J.P. Morgan Securities LLC ............................... 3,211,376 (3,211,376) – –
Jefferies LLC ......................................... 12,321,551 (12,321,551) – –
Mizuho Securities USA LLC ............................... 26,511,000 (26,511,000) – –
Scotia Capital (USA), Inc. ................................ 2,902,554 (2,902,554) – –
SG Americas Securities LLC .............................. 323,268 (323,268) – –
State Street Bank & Trust Co. .............................. 18,445,814 (18,445,814) – –
Toronto-Dominion Bank .................................. 2,147,709 (2,147,709) – –
UBS AG ............................................ 14,033,234 (14,033,234) – –
UBS Securities LLC .................................... 4,842 (4,842) – –
Virtu Americas LLC ..................................... 6,393,002 (6,393,002) – –
Wells Fargo Bank N.A. .................................. 1,068,931 (1,068,931) – –
Wells Fargo Securities LLC ............................... 493,957 (493,957) – –
$ 329,492,273 $ (329,492,253) $ – $ 20
Russell Mid-Cap
Barclays Bank PLC ..................................... $ 78,574,678 $ (78,574,678) $ – $ –
Barclays Capital, Inc. ................................... 13,436,632 (13,436,632) – –
BMO Capital Markets Corp. ............................... 11,436 (11,436) – –
BNP Paribas SA ....................................... 123,873,232 (123,873,232) – –

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
60
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts:  Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair Value
(a)
Net Amount
Russell Mid-Cap (continued)
BofA Securities, Inc. .................................... 65,241,588 (65,241,588) – –
Citadel Clearing LLC .................................... 19,777,991 (19,777,991) – –
Citigroup Global Markets, Inc. .............................. 140,111,432 (140,111,432) – –
Goldman Sachs & Co. LLC ............................... 170,987,757 (170,987,757) – –
HSBC Bank PLC ...................................... 50,674,128 (50,674,128) – –
J.P. Morgan Securities LLC ............................... 42,359,095 (42,359,095) – –
Jefferies LLC ......................................... 2,084,353 (2,084,353) – –
Morgan Stanley ....................................... 177,165,016 (177,165,016) – –
National Financial Services LLC ............................ 9,035,437 (9,035,437) – –
Natixis SA ........................................... 13,413,315 (13,413,315) – –
Nomura Securities International, Inc. ......................... 18,500 (18,500) – –
RBC Capital Markets LLC ................................ 72,831,753 (72,831,753) – –
Scotia Capital (USA), Inc. ................................ 138,549,227 (138,549,227) – –
SG Americas Securities LLC .............................. 11,502,336 (11,502,336) – –
Toronto-Dominion Bank .................................. 71,441,304 (71,441,304) – –
UBS AG ............................................ 134,817,735 (134,817,735) – –
UBS Securities LLC .................................... 2,808,192 (2,808,192) – –
Virtu Americas LLC ..................................... 5,523,501 (5,523,501) – –
Wells Fargo Bank N.A. .................................. 7,947,861 (7,912,666) – 35,195
(b)
Wells Fargo Securities LLC ............................... 3,048,675 (3,048,675) – –
$ 1,355,235,174 $ (1,355,199,979) $ – $ 35,195
Russell Mid-Cap Growth
Barclays Bank PLC ..................................... $ 74,863,284 $ (74,863,284) $ – $ –
Barclays Capital, Inc. ................................... 2,643,331 (2,643,331) – –
BNP Paribas SA ....................................... 79,005,404 (79,005,404) – –
BofA Securities, Inc. .................................... 28,215,626 (28,215,626) – –
Citadel Clearing LLC .................................... 14,932,683 (14,932,683) – –
Citigroup Global Markets, Inc. .............................. 83,322,782 (83,322,782) – –
Goldman Sachs & Co. LLC ............................... 68,443,135 (68,443,135) – –
HSBC Bank PLC ...................................... 22,052,887 (22,052,887) – –
J.P. Morgan Securities LLC ............................... 110,259,332 (110,259,332) – –
Jefferies LLC ......................................... 2,945,117 (2,945,117) – –
Morgan Stanley ....................................... 46,811,572 (46,811,572) – –
National Financial Services LLC ............................ 8,299,816 (8,299,816) – –
Natixis SA ........................................... 18,833,193 (18,833,193) – –
RBC Capital Markets LLC ................................ 88,639,547 (88,639,547) – –
Scotia Capital (USA), Inc. ................................ 64,238,773 (64,238,773) – –
SG Americas Securities LLC .............................. 3,954,924 (3,954,924) – –
Toronto-Dominion Bank .................................. 84,590,757 (84,590,757) – –
UBS AG ............................................ 72,157,246 (72,157,246) – –
UBS Securities LLC .................................... 8,332,685 (8,332,685) – –
Virtu Americas LLC ..................................... 1,423,646 (1,422,900) – 746
(b)
Wells Fargo Bank N.A. .................................. 14,673,894 (14,673,894) – –
Wells Fargo Securities LLC ............................... 2,868,282 (2,868,282) – –
$ 901,507,916 $ (901,507,170) $ – $ 746
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of September 30, 2023. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
(unaudited) (continued)
61
Notes to Financial Statements
in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the  Trust , BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees ).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
For its investment advisory services to the iShares Russell Mid-Cap Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the
Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statements of Operations does not include acquired fund fees and expenses.
For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2027 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the six months ended September 30, 2023, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor: BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash Funds:
Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral
iShares ETF Investment Advisory Fees
Micro-Cap ...................................................................................................... 0.60%
Russell 2500 ..................................................................................................... 0.15
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2000%
Over $121 billion, up to and including $181 billion ............................................................................ 0.1900
Over $181 billion, up to and including $231 billion ............................................................................ 0.1805
Over $231 billion, up to and including $281 billion ............................................................................ 0.1715
Over $281 billion .................................................................................................. 0.1630
Aggregate Average Daily Net Assets Investment Advisory Fees
First $121 billion .................................................................................................. 0.2500%
Over $121 billion, up to and including $181 billion ............................................................................ 0.2375
Over $181 billion, up to and including $231 billion ............................................................................ 0.2257
Over $231 billion, up to and including $281 billion ............................................................................ 0.2144
Over $281 billion .................................................................................................. 0.2037
iShares ETF Amounts Waived
Russell 2500 ........................................................................................................ $ 308,688

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
62
investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, distribution fee or service fee. The money market fund in which the cash collateral has been invested may, under certain circumstances, impose a liquidity fee of up to 2% of the value redeemed or temporarily restrict redemptions for up to 10 business days during a 90 day period, in the event that the money market fund’s weekly liquid assets fall below certain thresholds.
Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment fees. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the six months ended
September 30, 2023, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or  trustees of the  Trust are officers and/or  trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the six months ended September 30, 2023, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the six months ended September 30, 2023, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the six months ended September 30, 2023, in-kind transactions were as follows:
iShares ETF Amounts
Micro-Cap ............................................................................................................. $ 487,768
Russell 2500 ............................................................................................................ 220,924
Russell Mid-Cap ......................................................................................................... 2,125,024
Russell Mid-Cap Growth .................................................................................................... 603,417
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Micro-Cap .......................................................................... $ 35,011,843 $ 99,291,052 $ 35,356,356
Russell 2500 ......................................................................... 18,214,938 5,214,065 (2,036,159)
Russell Mid-Cap ...................................................................... 528,718,166 698,121,924 (324,301,159)
Russell Mid-Cap Growth ................................................................. 1,623,400,878 1,714,239,049 (47,595,635)
iShares ETF Purchases Sales
Micro-Cap .......................................................................................... $ 212,623,526 $ 212,450,821
Russell 2500 ......................................................................................... 55,175,576 54,919,399
Russell Mid-Cap ...................................................................................... 1,978,989,601 1,945,172,009
Russell Mid-Cap Growth ................................................................................. 4,079,109,071 4,069,033,990
iShares ETF
In-kind
Purchases
In-kind
Sales
Micro-Cap .......................................................................................... $ 25,499,988 $ 99,038,225
Russell 2500 ......................................................................................... 101,381,311 30,836,207
Russell Mid-Cap ...................................................................................... 2,168,897,476 2,233,716,526
Russell Mid-Cap Growth ................................................................................. 714,900,198 578,126,959

Notes to Financial Statements
(unaudited) (continued)
63
Notes to Financial Statements
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2023, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
As of March 31, 2023, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains and qualified late-year losses as follows:
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of September 30, 2023, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.
Infectious Illness Risk: An outbreak of an infectious illness, such as the COVID-19 pandemic, may adversely impact the economies of many nations and the global economy, and may impact individual issuers and capital markets in ways that cannot be foreseen. An infectious illness outbreak may result in, among other things, closed international borders, prolonged quarantines, supply chain disruptions, market volatility or disruptions and other significant economic, social and political impacts.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
The price each Fund could receive upon the sale of any particular portfolio investment may differ from each Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore each Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by each Fund, and
iShares ETF
Non-Expiring Capital
Loss Carryforwards
Qualified
 Late-Year
Capital Losses
Micro-Cap ........................................................................................... $ 191,112,983 $ 9,927
Russell 2500 .......................................................................................... 12,977,443 —
Russell Mid-Cap ....................................................................................... 1,175,348,813 374,970
Russell Mid-Cap Growth .................................................................................. 1,950,017,880 —
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Micro-Cap ...................................................... $ 1,173,035,025 $ 84,065,460 $ (328,589,688) $ (244,524,228)
Russell 2500 .................................................... 1,141,180,990 29,531,578 (79,640,470) (50,108,892)
Russell Mid-Cap .................................................. 23,906,913,088 7,313,700,918 (2,343,840,138) 4,969,860,780
Russell Mid-Cap Growth ............................................ 12,854,100,565 1,655,098,634 (1,198,264,845) 456,833,789

Notes to Financial Statements
(unaudited) (continued)
2023
iShares Semi-Annual Report To Shareholders
64
each Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. Each Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third-party service providers.
Counterparty Credit Risk:  The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk:  A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Micro-Cap
Shares sold 250,000 $ 26,064,816 650,000 $ 74,999,301
Shares redeemed (950,000) (100,987,507) (550,000) (62,257,439)
(700,000) $ (74,922,691) 100,000 $ 12,741,862
Russell 2500
Shares sold 1,800,000 $ 102,104,630 8,600,000 $ 465,221,423
Shares redeemed (550,000) (31,062,238) (2,850,000) (158,089,603)
1,250,000 $ 71,042,392 5,750,000 $ 307,131,820
Russell Mid-Cap
Shares sold 30,450,000 $ 2,182,689,158 37,800,000 $ 2,568,756,078
Shares redeemed (31,700,000) (2,233,468,964) (29,650,000) (2,044,006,786)
(1,250,000) $ (50,779,806) 8,150,000 $ 524,749,292

Notes to Financial Statements
(unaudited) (continued)
65
Notes to Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Six Months Ended
09/30/23
Year Ended
03/31/23
iShares ETF Shares Amount Shares Amount
Russell Mid-Cap Growth
Shares sold 7,650,000 $ 717,274,580 24,700,000 $ 2,102,349,511
Shares redeemed (6,250,000) (580,152,764) (27,750,000) (2,411,435,041)
1,400,000 $ 137,121,816 (3,050,000) $ (309,085,530)

Board Review and Approval of Investment Advisory Contract
2023
iShares Semi-Annual Report to Shareholders
66
iShares Micro-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
67
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell 2500 ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
68
meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and

Board Review and Approval of Investment Advisory Contract
(continued)
69
Board Review and Approval of Investment Advisory Contract
from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the
Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.
iShares Russell Mid-Cap ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
70
whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Board Review and Approval of Investment Advisory Contract
(continued)
71
Board Review and Approval of Investment Advisory Contract
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund or have a similar investment strategy or mandate, and have investment advisory fee rates and overall expenses (net of any waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) of the
Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
2023
iShares Semi-Annual Report to Shareholders
72
iShares Russell Mid-Cap Growth ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust's Board of Trustees (the “Board”), including a majority of Board Members who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting; administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; legal and compliance services; and ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings on May 2, 2023 and May 15, 2023, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel, and requested certain additional information, which management agreed to provide. At a meeting held on June 7-8, 2023, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, none of which was controlling, and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2022, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the
Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 2, 2023 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that

Board Review and Approval of Investment Advisory Contract
(continued)
73
Board Review and Approval of Investment Advisory Contract
calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Agreement for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase.
The Board noted that it would continue to assess the appropriateness of adding new or revised breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts.
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including the potential for reduction in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Supplemental Information
(unaudited)
2023
iShares Semi-Annual Report to Shareholders
74
Section 19(a) Notices
The amounts and sources of distributions reported are estimates and are being provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.
September 30, 2023
Tailored Shareholder Reports for Open-End Mutual Funds and ETFs
Effective January 24, 2023, the SEC adopted rule and form amendments to require open-end mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Total Cumulative Distributions
for the Fiscal Year-to-Date
% Breakdown of the Total Cumulative
Distributions for the Fiscal Year-to-Date
iShares ETF
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Net
Investment
Income
Net Realized
Capital Gains
Return of
Capital
Total Per
Share
Micro-Cap .......................... $ 0.696856 $ — $ — $ 0.696856 100% —% —% 100%
Russell 2500 ......................... 0.449456 — — 0.449456 100 — — 100
Russell Mid-Cap ...................... 0.513135 — — 0.513135 100 — — 100

General Information
75
General Information
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
•   Go to icsdelivery.com .
•   If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Householding
Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents and Rule 30e-3 notices can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.
Availability of Quarterly Schedule of Investments
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT.
The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov . Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at iShares.com/fundreports .
Availability of Proxy Voting Policies and Proxy Voting Records
A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares
Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free
1-800-474-2737; (2) on the iShares website at iShares.com ; and (3) on the SEC website at sec.gov .
A description of the Trust’s policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Fund Prospectus. Each Fund discloses its portfolio holdings daily and provides information regarding its top holdings in Fund fact sheets at iShares.com .

Glossary of Terms Used in this Report
2023
iShares Semi-Annual Report to Shareholders
76
Portfolio Abbreviation
CVR Contingent Value Rights
ETF Exchange-Traded Fund
MSCI Morgan Stanley Capital International
NASDAQ National Association of Securities Dealers Automated
NVS Non-Voting Shares
REIT Real Estate Investment Trust

iS-SAR-318-0923
Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2023 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc.
or its subsidiaries. All other marks are the property of their respective owners.

(b) Not Applicable

Item 2.      Code of Ethics.

Not applicable to this semi-annual report.

Item 3.      Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.      Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.      Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6.      Investments.

(a)

Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)

Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

      Not applicable to the registrant.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

      Not applicable to the registrant.

Item 10.    Submission of Matters to a Vote of Security Holders.

      There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11.    Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.    Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.    Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a)

(3) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable

      (a) (4) Change in Registrant’s independent public accountant – Not Applicable

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	November 20, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Dominik Rohe
Dominik Rohe, President (Principal Executive Officer)
Date:	November 20, 2023

By: /s/ Trent Walker
Trent Walker, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	November 20, 2023